UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 65.5%

Basic Materials - 1.1%

Air Liquide Finance SA (France) 3.500% due 09/27/46 ~	$900,000	$914,011
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	2,250,000	2,241,979
Tronox Finance LLC 6.375% due 08/15/20	1,000,000	927,500

		4,083,490

Communications - 2.8%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,200,000	1,242,000
AT&T Inc 3.950% due 01/15/25	1,000,000	1,063,907
Charter Communications Operating LLC 4.908% due 07/23/25 ~	2,000,000	2,211,856
T-Mobile USA Inc 6.125% due 01/15/22	500,000	533,125
Verizon Communications Inc
2.625% due 08/15/26	1,250,000	1,229,135
3.500% due 11/01/24	890,000	951,475
5.150% due 09/15/23	1,750,000	2,039,795
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,125,000	1,177,031

		10,448,324

Consumer, Cyclical - 17.3%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,422,101	2,564,400
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,200,000	1,273,500
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	800,000	835,000
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	2,992,649	3,168,467
3.600% due 03/22/29	1,855,059	1,968,681
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	908,262	888,961
4.375% due 04/01/24	864,579	879,666
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,802,689	1,935,044
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	2,628,238	2,769,506
CalAtlantic Group Inc 6.250% due 12/15/21	2,000,000	2,207,500
Cedar Fair LP 5.250% due 03/15/21	1,500,000	1,554,209
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,744,170	1,868,442
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	2,928,860	3,166,830
4.950% due 11/23/20	799,747	842,733
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	383,311	408,705
Dollar General Corp 4.150% due 11/01/25	2,000,000	2,181,952
Ford Motor Credit Co LLC
2.021% due 05/03/19	1,200,000	1,203,521
4.250% due 09/20/22	3,750,000	4,052,471
General Motors Co 5.200% due 04/01/45	2,000,000	2,093,066

	Principal Amount	Value
General Motors Financial Co Inc 4.375% due 09/25/21	$2,750,000	$ 2,940,641
GLP Capital LP 4.375% due 04/15/21	1,550,000	1,635,250
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,300,914	1,315,549
Lennar Corp 4.500% due 06/15/19	2,000,000	2,105,000
MGM Resorts International 6.750% due 10/01/20	1,500,000	1,687,500
NCL Corp Ltd 4.625% due 11/15/20 ~	1,250,000	1,256,250
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,100,000	1,146,750
Newell Brands Inc 3.850% due 04/01/23	1,500,000	1,599,426
Norwegian Air Shuttle Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,250,000	1,250,414
O’Reilly Automotive Inc 3.550% due 03/15/26	1,000,000	1,062,828
PulteGroup Inc 4.250% due 03/01/21	600,000	633,000
Signet UK Finance PLC 4.700% due 06/15/24	2,000,000	1,929,628
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,000,000	2,065,500
Toll Brothers Finance Corp
4.375% due 04/15/23	500,000	515,000
4.875% due 11/15/25	1,100,000	1,130,250
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	3,625,707	3,711,818
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,592,526	1,737,845
Walgreens Boots Alliance Inc 3.450% due 06/01/26	1,250,000	1,301,064

		64,886,367

Consumer, Non-Cyclical - 8.7%

Actavis Funding SCS 3.450% due 03/15/22	2,000,000	2,102,376
Aetna Inc 4.250% due 06/15/36	1,800,000	1,874,940
Altria Group Inc 2.625% due 09/16/26	750,000	759,707
Amgen Inc 4.400% due 05/01/45	550,000	581,567
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	4,500,000	4,828,320
Biogen Inc 5.200% due 09/15/45	1,650,000	1,953,318
CHS/Community Health Systems Inc 5.125% due 08/01/21	1,500,000	1,488,750
Constellation Brands Inc 4.750% due 12/01/25	1,000,000	1,087,600
Express Scripts Holding Co 4.800% due 07/15/46	750,000	784,497
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	2,200,000	2,337,623
Kraft Heinz Foods Co 4.375% due 06/01/46	900,000	958,705
Laboratory Corp of America Holdings 4.700% due 02/01/45	1,500,000	1,642,106
Reynolds American Inc 4.450% due 06/12/25	1,250,000	1,397,910
S&P Global Inc 4.400% due 02/15/26	1,000,000	1,120,220
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	1,750,000	1,760,756

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.150% due 10/01/26	$1,000,000	$ 1,007,437
The ADT Corp 6.250% due 10/15/21	2,000,000	2,185,000
Thermo Fisher Scientific Inc 3.000% due 04/15/23	600,000	615,551
Transurban Finance Co Proprietary Ltd (Australia) 3.375% due 03/22/27 ~	300,000	303,105
United Rentals North America Inc 4.625% due 07/15/23	1,500,000	1,543,125
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	1,250,000	1,262,500
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	1,033,055

		32,628,168

Energy - 3.2%

Anadarko Petroleum Corp 4.500% due 07/15/44	1,500,000	1,384,742
Cimarex Energy Co 5.875% due 05/01/22	1,000,000	1,047,341
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	450,000	447,313
Energy Transfer Partners LP 4.050% due 03/15/25	1,000,000	994,137
Exxon Mobil Corp 4.114% due 03/01/46	1,250,000	1,395,137
Hess Corp 4.300% due 04/01/27	600,000	606,197
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,500,000	1,547,197
Kinder Morgan Inc 5.550% due 06/01/45	650,000	670,710
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	1,250,000	1,372,750
Sabine Pass Liquefaction LLC 5.000% due 03/15/27 ~	900,000	924,750
The Williams Cos Inc 3.700% due 01/15/23	1,000,000	975,000
Western Gas Partners LP 4.650% due 07/01/26	650,000	674,373

		12,039,647

Financial - 23.6%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	1,500,000	1,535,625
3.950% due 02/01/22	900,000	923,625
Air Lease Corp
3.875% due 04/01/21	3,750,000	3,975,000
4.250% due 09/15/24	1,000,000	1,054,890
Ally Financial Inc 4.125% due 02/13/22	2,000,000	2,027,500
American Tower Corp REIT
3.300% due 02/15/21	1,050,000	1,098,820
3.500% due 01/31/23	1,500,000	1,567,294
5.000% due 02/15/24	1,000,000	1,135,001
Aon PLC 3.875% due 12/15/25	1,500,000	1,605,663
Ares Capital Corp 4.875% due 11/30/18	1,950,000	2,036,502
AvalonBay Communities Inc REIT 3.900% due 10/15/46 #	550,000	546,151
Bank of America Corp
3.500% due 04/19/26	900,000	937,787
4.200% due 08/26/24	2,500,000	2,648,050
4.250% due 10/22/26	2,000,000	2,120,852

	Principal Amount	Value
Berkshire Hathaway Inc 3.125% due 03/15/26	$1,200,000	$ 1,264,688
Capital One Financial Corp 4.200% due 10/29/25	1,500,000	1,568,778
CC Holdings GS V LLC REIT 3.849% due 04/15/23	2,000,000	2,146,028
Citigroup Inc
3.400% due 05/01/26	1,000,000	1,035,945
4.400% due 06/10/25	1,500,000	1,591,953
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	2,000,000	2,094,724
Crown Castle International Corp REIT 3.400% due 02/15/21	1,250,000	1,309,568
Discover Bank 3.450% due 07/27/26	500,000	504,256
Duke Realty LP REIT 3.625% due 04/15/23	3,250,000	3,414,122
HSBC Holdings PLC (United Kingdom) 2.650% due 01/05/22 #	1,400,000	1,396,367
International Lease Finance Corp 7.125% due 09/01/18 ~	1,000,000	1,093,750
JPMorgan Chase & Co 3.875% due 09/10/24	3,000,000	3,165,399
Kilroy Realty LP REIT 3.800% due 01/15/23	2,750,000	2,862,128
Kimco Realty Corp REIT 2.800% due 10/01/26	1,800,000	1,789,587
Legg Mason Inc 4.750% due 03/15/26	1,000,000	1,083,208
Marsh & McLennan Cos Inc 3.300% due 03/14/23	1,600,000	1,679,954
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,200,000	1,277,938
Morgan Stanley
2.375% due 07/23/19	2,000,000	2,036,002
2.500% due 04/21/21	1,750,000	1,768,977
5.000% due 11/24/25	2,000,000	2,236,836
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,000,000	3,136,383
Principal Life Global Funding II 3.000% due 04/18/26 ~	1,050,000	1,069,157
Senior Housing Properties Trust REIT 4.750% due 05/01/24	1,000,000	1,052,395
SunTrust Bank 3.300% due 05/15/26	800,000	818,270
The Goldman Sachs Group Inc
2.241% due 11/15/21 §	1,500,000	1,493,976
2.550% due 10/23/19	3,500,000	3,579,222
2.875% due 02/25/21	1,000,000	1,026,748
4.250% due 10/21/25	2,000,000	2,109,980
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,000,000	2,113,210
Trinity Acquisition PLC 4.400% due 03/15/26	1,000,000	1,049,902
US Bancorp 3.100% due 04/27/26	1,325,000	1,371,273
Ventas Realty LP REIT
3.125% due 06/15/23	450,000	459,933
3.500% due 02/01/25	1,500,000	1,551,111
Visa Inc
3.150% due 12/14/25	1,500,000	1,587,315
4.300% due 12/14/45	1,750,000	2,033,124
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	2,000,000	2,106,858
Wells Fargo & Co 4.400% due 06/14/46	1,500,000	1,534,815
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,125,726

		88,752,366

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Industrial - 3.6%

Lockheed Martin Corp 4.700% due 05/15/46	$1,500,000	$1,794,436
Louisiana-Pacific Corp 4.875% due 09/15/24 ~	750,000	751,875
Masco Corp
3.500% due 04/01/21	1,750,000	1,820,000
4.375% due 04/01/26	800,000	846,000
Mexico City Airport Trust (Mexico) 4.250% due 10/31/26 ~	200,000	201,000
Owens Corning
4.200% due 12/15/22	2,000,000	2,151,712
4.200% due 12/01/24	1,000,000	1,063,310
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,595,625
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	2,000,000	2,082,464
SMBC Aviation Capital Finance DAC (Ireland) 2.650% due 07/15/21 ~	1,200,000	1,203,076

		13,509,498

Technology - 1.4%

Activision Blizzard Inc 3.400% due 09/15/26 ~	650,000	654,543
Diamond 1 Finance Corp
5.875% due 06/15/21 ~	75,000	79,719
6.020% due 06/15/26 ~	950,000	1,043,976
Hewlett Packard Enterprise Co 4.900% due 10/15/25 ~	1,500,000	1,604,718
Microsoft Corp 2.400% due 08/08/26	2,000,000	2,003,846

		5,386,802

Utilities - 3.8%

Calpine Corp 7.875% due 01/15/23 ~	825,000	872,438
CMS Energy Corp 3.600% due 11/15/25	900,000	965,356
Consumers Energy Co 3.250% due 08/15/46	800,000	791,695
Duke Energy Corp 3.750% due 09/01/46	700,000	683,717
Duke Energy Florida LLC 3.400% due 10/01/46	600,000	586,967
Emera US Finance LP (Canada) 4.750% due 06/15/46 ~	1,000,000	1,079,059
Exelon Corp 5.100% due 06/15/45	2,000,000	2,335,366
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	2,250,000	2,468,693
NRG Energy Inc 6.625% due 03/15/23	1,000,000	1,015,000
Southern Power Co 4.150% due 12/01/25	1,500,000	1,619,258
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	807,500
The Southern Co 3.250% due 07/01/26	1,200,000	1,246,221

		14,471,270

Total Corporate Bonds & Notes (Cost $238,241,824)		246,205,932

	Principal Amount	Value
SENIOR LOAN NOTES - 16.2%

Communications - 2.0%

Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	$1,974,519	$1,989,082
Charter Communications Operating LLC Term H 3.250% due 08/24/21 §	796,000	799,856
Level 3 Financing Inc
4.000% due 08/01/19 §	2,000,000	2,012,188
Term B
4.000% due 01/15/20 §	2,000,000	2,013,750
Zayo Group LLC Term B 3.750% due 05/06/21 §	887,813	892,490

		7,707,366

Consumer, Cyclical - 6.2%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,457,205	1,452,651
ClubCorp Club Operations Inc 4.000% due 12/15/22 §	2,247,125	2,258,011
Dollar Tree Inc Term B3 3.063% due 07/06/22 §	379,747	382,120
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	1,477,368	1,431,200
HD Supply Inc Term B 3.750% due 08/13/21 §	490,025	491,914
Hilton Worldwide Finance LLC Term B1
3.500% due 10/26/20 §	158,152	159,041
Term B2
3.120% due 10/25/23 §	1,616,744	1,630,601
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	2,954,430	2,974,213
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	1,428,886	1,433,947
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	2,268,298	2,285,537
Nexeo Solutions LLC 5.250% due 06/09/23 §	997,500	1,006,228
PetSmart Inc Term B1 4.250% due 03/11/22 §	1,975,000	1,981,172
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	2,375,000	2,385,020
Seminole Tribe of Florida 3.088% due 04/29/20 §	1,755,814	1,762,398
Univar Inc 4.250% due 07/01/22 §	1,658,291	1,661,056

		23,295,109

Consumer, Non-Cyclical - 2.1%

Albertsons LLC Term B4 4.500% due 08/25/21 §	1,707,226	1,719,604
Community Health Systems Inc Term H 4.000% due 01/27/21 §	1,458,826	1,434,937
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	1,959,132	1,941,071
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	246,875	247,955
US Foods Inc Term B 4.000% due 06/27/23 §	2,493,750	2,514,680

		7,858,247

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Financial - 0.9%

DTZ U.S. Borrower LLC (1st Lien) 4.250% due 11/04/21 §	$997,475	$998,410
Hub International Ltd Term B 4.000% due 10/02/20 §	1,974,747	1,976,754
Realogy Corp Term B 3.750% due 07/20/22 §	583,092	587,465

		3,562,629

Industrial - 2.4%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	1,868,948	1,876,542
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	1,564,026	1,573,638
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	1,000,000	1,008,646
Reynolds Group Holdings Inc 4.250% due 02/05/23 §	1,617,182	1,624,073
TransDigm Inc
Term D
3.794% due 06/04/21 §	1,969,773	1,971,775
Term E
3.750% due 05/14/22 §	985,721	987,672

		9,042,346

Technology - 2.6%

Avago Technologies Cayman Ltd Term B3 (Cayman) 3.524% due 02/01/23 §	1,346,056	1,363,723
First Data Corp 4.275% due 07/08/22 §	2,000,000	2,014,306
ON Semiconductor Corp Term B 5.250% due 03/31/23 §	1,687,500	1,699,687
Sensata Technologies BV Term B (Netherlands) 3.000% due 10/14/21 §	985,000	990,717
Solera LLC Term B 5.750% due 03/03/23 §	3,482,500	3,522,222

		9,590,655

Total Senior Loan Notes (Cost $60,819,239)		61,056,352

ASSET-BACKED SECURITIES - 2.6%

Capital Auto Receivables Asset Trust
1.630% due 01/20/21 "	350,000	350,130
2.060% due 10/22/18 "	575,000	577,387
2.110% due 03/22/21 "	400,000	403,176
Chase Issuance Trust 1.370% due 06/15/21 "	2,850,000	2,859,764
Navient Student Loan Trust 1.125% due 06/25/65 " § ~	989,084	990,642
Santander Drive Auto Receivables Trust
2.080% due 02/16/21 "	650,000	654,980
2.660% due 11/15/21 "	500,000	508,138
SMB Private Education Loan Trust
1.974% due 02/17/32 " § ~	950,000	962,574
2.700% due 05/15/31 " ~	1,500,000	1,530,450
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24 "	500,000	510,483
Verizon Owner Trust 1.420% due 01/20/21 " ~	400,000	401,405

Total Asset-Backed Securities (Cost $9,664,763)		9,749,129

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES -1.8%

Fannie Mae 1.875% due 09/18/18	$3,500,000	$3,572,103
Freddie Mac 1.250% due 10/02/19	3,250,000	3,274,128

Total U.S. Government Agency Issues (Cost $6,798,388)		6,846,231

U.S. TREASURY OBLIGATIONS - 9.3%

U.S. Treasury Bonds - 1.4%

2.500% due 05/15/46	1,500,000	1,557,599
2.875% due 08/15/45	1,500,000	1,676,338
3.000% due 11/15/45	1,800,000	2,060,719

		5,294,656

U.S. Treasury Notes - 7.9%

1.250% due 01/31/19	2,500,000	2,524,658
1.375% due 07/31/18	3,300,000	3,336,415
1.375% due 09/30/18	3,500,000	3,540,057
1.500% due 10/31/19	2,500,000	2,543,995
1.750% due 09/30/22	1,000,000	1,024,922
1.750% due 01/31/23	2,500,000	2,559,815
1.875% due 10/31/22	1,500,000	1,548,047
2.000% due 10/31/21	3,500,000	3,637,333
2.000% due 08/15/25	2,000,000	2,071,446
2.125% due 12/31/21	3,500,000	3,659,481
2.125% due 12/31/22	2,500,000	2,616,603
2.250% due 11/15/25	500,000	528,203

		29,590,975

Total U.S. Treasury Obligations (Cost $34,042,314)		34,885,631

FOREIGN GOVERNMENT BONDS & NOTES - 2.6%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	3,045,000
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,500,000	1,531,821
Mexico Government (Mexico)
3.500% due 01/21/21	1,000,000	1,065,500
3.625% due 03/15/22	1,000,000	1,055,500
4.350% due 01/15/47	1,000,000	987,500
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	2,034,260

Total Foreign Government Bonds & Notes (Cost $9,582,068)		9,719,581

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $5,453,864; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $5,563,913)	5,453,850	5,453,850

Total Short-Term Investment (Cost $5,453,850)		5,453,850

TOTAL INVESTMENTS - 99.5% (Cost $364,602,446)		373,916,706

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,836,360

NET ASSETS - 100.0%		$375,753,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$246,205,932	$-	$246,205,932	$-
	Senior Loan Notes	61,056,352	-	61,056,352	-
	Asset-Backed Securities	9,749,129	-	9,749,129	-
	U.S. Government Agency Issues	6,846,231	-	6,846,231	-
	U.S. Treasury Obligations	34,885,631	-	34,885,631	-
	Foreign Government Bonds & Notes	9,719,581	-	9,719,581	-
	Short-Term Investment	5,453,850	-	5,453,850	-

	Total	$373,916,706	$-	$373,916,706	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

Citigroup Capital XIII	61,350	$1,615,959
GMAC Capital Trust I	149,256	3,792,595

		5,408,554

Total Preferred Stocks (Cost $5,277,308)		5,408,554

	Principal Amount

CORPORATE BONDS & NOTES - 33.7%

Basic Materials - 1.8%

ArcelorMittal (Luxembourg)
7.250% due 02/25/22	$740,000	843,600
8.000% due 10/15/39	740,000	802,900
Barrick Gold Corp (Canada)
4.100% due 05/01/23	1,217,000	1,318,404
6.950% due 04/01/19	1,068,000	1,192,993
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	4,480,000	4,912,965
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	440,000	462,329
3.250% due 11/21/21	630,000	674,632
5.000% due 09/30/43	2,320,000	2,755,782
6.500% due 04/01/19	8,630,000	9,669,363
6.750% due 10/19/75 § ~	5,250,000	5,958,750
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,787,364
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	160,000	186,400
Glencore Finance Canada Ltd (Switzerland)
2.700% due 10/25/17 ~	5,480,000	5,489,639
5.800% due 11/15/16 ~	490,000	491,729
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	7,400,000	7,346,912
LyondellBasell Industries NV
5.000% due 04/15/19	885,000	950,314
6.000% due 11/15/21	490,000	573,964
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,410,000	2,450,572
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	701,895
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	10,000	10,827
Southern Copper Corp (Peru)
5.250% due 11/08/42	7,320,000	6,972,454
6.750% due 04/16/40	600,000	659,151
Steel Dynamics Inc 6.375% due 08/15/22	540,000	571,050
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	5,725,000	5,610,500
Westlake Chemical Corp
4.625% due 02/15/21 ~	2,270,000	2,377,825
4.875% due 05/15/23 ~	840,000	881,521

		66,653,835

Communications - 3.3%

21st Century Fox America Inc 6.200% due 12/15/34	1,000,000	1,270,818
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	1,420,000	1,462,600
Amazon.com Inc 4.950% due 12/05/44	2,190,000	2,686,344

	Principal Amount	Value
America Movil SAB de CV (Mexico)
5.000% due 03/30/20	$2,940,000	$3,236,287
5.625% due 11/15/17	1,500,000	1,573,755
AT&T Inc
3.000% due 02/15/22	260,000	268,813
3.000% due 06/30/22	260,000	267,673
3.400% due 05/15/25	8,840,000	9,103,909
3.875% due 08/15/21	110,000	118,879
4.350% due 06/15/45	2,740,000	2,711,194
4.450% due 05/15/21	390,000	429,328
5.500% due 02/01/18	3,625,000	3,820,456
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,410,000	5,615,959
CenturyLink Inc
5.625% due 04/01/20	370,000	392,662
5.625% due 04/01/25	370,000	355,662
6.150% due 09/15/19	1,000,000	1,085,000
Charter Communications Operating LLC
6.384% due 10/23/35 ~	560,000	662,621
6.484% due 10/23/45 ~	990,000	1,204,167
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	2,840,000	3,997,828
Comcast Corp
5.150% due 03/01/20	1,658,000	1,860,034
5.650% due 06/15/35	290,000	375,127
5.700% due 05/15/18	5,000,000	5,353,785
6.500% due 11/15/35	630,000	877,058
Cox Communications Inc 4.700% due 12/15/42 ~	70,000	65,699
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	1,545,000	1,696,755
DISH DBS Corp
5.875% due 07/15/22	1,110,000	1,146,075
5.875% due 11/15/24	4,016,000	3,980,860
6.750% due 06/01/21	470,000	507,600
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,140,139
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	757,149
Netflix Inc 5.875% due 02/15/25	670,000	728,625
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	833,278
SFR Group SA (France)
6.000% due 05/15/22 ~	370,000	378,787
7.375% due 05/01/26 ~	2,390,000	2,446,022
Sprint Capital Corp 8.750% due 03/15/32	1,760,000	1,810,600
Sprint Communications Inc
9.000% due 11/15/18 ~	1,870,000	2,068,687
11.500% due 11/15/21	759,000	876,645
Sprint Corp 7.625% due 02/15/25	2,530,000	2,517,350
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,020,000	2,228,682
5.877% due 07/15/19	350,000	388,912
6.221% due 07/03/17	150,000	155,289
Time Warner Cable LLC
5.500% due 09/01/41	1,550,000	1,663,688
5.875% due 11/15/40	1,620,000	1,808,672
6.750% due 06/15/39	1,050,000	1,283,905
7.300% due 07/01/38	1,130,000	1,453,048
8.250% due 04/01/19	5,445,000	6,272,934
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,353,648
Time Warner Inc
4.700% due 01/15/21	410,000	456,421
6.250% due 03/29/41	450,000	582,960
7.700% due 05/01/32	6,300,000	8,994,838

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Verizon Communications Inc
4.862% due 08/21/46	$1,000,000	$1,127,557
5.150% due 09/15/23	3,320,000	3,869,782
6.400% due 09/15/33	6,242,000	8,124,100
6.550% due 09/15/43	3,454,000	4,697,689
Viacom Inc
3.875% due 04/01/24	610,000	630,606
4.250% due 09/01/23	620,000	661,441
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	270,000	282,488
West Corp
4.750% due 07/15/21 ~	320,000	330,400
5.375% due 07/15/22 ~	1,560,000	1,534,650

		120,585,940

Consumer, Cyclical - 1.9%

American Axle & Manufacturing Inc 6.625% due 10/15/22	1,330,000	1,411,463
CVS Health Corp
2.750% due 12/01/22	4,660,000	4,805,919
3.875% due 07/20/25	1,638,000	1,787,436
5.125% due 07/20/45	2,650,000	3,244,043
CVS Pass-Through Trust
5.298% due 01/11/27 ~	631,231	691,993
6.036% due 12/10/28	2,945,852	3,423,536
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,164,412	3,745,872
Dollar Tree Inc 5.750% due 03/01/23	1,170,000	1,265,063
Ford Motor Co 4.750% due 01/15/43	1,010,000	1,056,843
Ford Motor Credit Co LLC
2.459% due 03/27/20	200,000	202,044
3.200% due 01/15/21	4,370,000	4,491,101
3.664% due 09/08/24	2,770,000	2,861,152
5.750% due 02/01/21	1,070,000	1,207,023
8.125% due 01/15/20	1,570,000	1,855,622
General Motors Co 6.250% due 10/02/43	570,000	674,581
General Motors Financial Co Inc
3.250% due 05/15/18	280,000	285,052
3.450% due 04/10/22	450,000	457,029
4.250% due 05/15/23	1,250,000	1,301,985
4.375% due 09/25/21	930,000	994,471
GLP Capital LP 5.375% due 04/15/26	510,000	549,525
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,376,945
L Brands Inc 5.625% due 10/15/23	690,000	773,663
McDonald’s Corp 3.700% due 01/30/26	2,560,000	2,761,162
MGM Resorts International 6.625% due 12/15/21	800,000	904,000
NCL Corp Ltd
4.625% due 11/15/20 ~	630,000	633,150
5.250% due 11/15/19 ~	870,000	883,050
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	1,840,000	1,932,000
Newell Brands Inc
3.150% due 04/01/21	1,040,000	1,084,725
3.850% due 04/01/23	2,040,000	2,175,219
4.200% due 04/01/26	1,590,000	1,734,723
QVC Inc 5.950% due 03/15/43	100,000	95,232
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	1,019,538	1,169,920
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,233,313

	Principal Amount	Value
The Goodyear Tire & Rubber Co
5.000% due 05/31/26	$820,000	$843,575
5.125% due 11/15/23	990,000	1,034,550
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,455,554
UAL Pass-Through Trust 9.750% due 07/15/18	182,408	186,866
Wal-Mart Stores Inc
5.250% due 09/01/35	930,000	1,239,803
5.375% due 04/05/17	915,000	935,107
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,840,000	2,956,017

		66,720,327

Consumer, Non-Cyclical - 5.6%

AbbVie Inc
1.750% due 11/06/17	2,910,000	2,919,102
3.600% due 05/14/25	1,600,000	1,676,379
Actavis Funding SCS
3.450% due 03/15/22	1,420,000	1,492,687
3.800% due 03/15/25	2,730,000	2,895,989
4.550% due 03/15/35	120,000	128,104
4.750% due 03/15/45	840,000	924,428
Aetna Inc
2.400% due 06/15/21	2,120,000	2,148,622
2.800% due 06/15/23	540,000	552,412
3.200% due 06/15/26	3,320,000	3,381,025
Altria Group Inc
2.850% due 08/09/22	4,200,000	4,391,684
4.750% due 05/05/21	4,000,000	4,526,448
5.375% due 01/31/44	2,730,000	3,470,439
9.250% due 08/06/19	3,330,000	4,047,672
Amgen Inc
3.625% due 05/22/24	590,000	633,546
4.663% due 06/15/51 ~	289,000	311,278
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	2,520,000	2,603,155
3.300% due 02/01/23	3,630,000	3,831,672
3.650% due 02/01/26	11,380,000	12,210,285
4.900% due 02/01/46	8,980,000	10,814,901
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	6,320,000	6,454,047
5.000% due 04/15/20	1,360,000	1,512,612
5.375% due 01/15/20	2,300,000	2,571,388
Anthem Inc
3.125% due 05/15/22	3,300,000	3,435,194
3.700% due 08/15/21	220,000	235,967
7.000% due 02/15/19	1,290,000	1,449,243
Becton Dickinson & Co
3.734% due 12/15/24	2,150,000	2,336,988
4.685% due 12/15/44	740,000	849,527
Catholic Health Initiatives 4.350% due 11/01/42	420,000	418,996
Celgene Corp
3.550% due 08/15/22	910,000	968,225
3.875% due 08/15/25	3,360,000	3,604,722
5.000% due 08/15/45	2,180,000	2,470,311
5.250% due 08/15/43	320,000	364,067
Centene Corp
4.750% due 05/15/22	100,000	103,750
5.625% due 02/15/21	1,140,000	1,214,100
6.125% due 02/15/24	680,000	739,500
Constellation Brands Inc
4.250% due 05/01/23	820,000	872,275
6.000% due 05/01/22	850,000	980,688
DaVita Inc 5.000% due 05/01/25	360,000	362,250
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,846,457

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	$3,620,000	$3,801,822
Ecolab Inc 4.350% due 12/08/21	940,000	1,056,661
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,142,316
5.875% due 01/31/22 ~	1,160,000	1,319,500
Gilead Sciences Inc
3.650% due 03/01/26	2,770,000	2,986,725
3.700% due 04/01/24	4,550,000	4,905,300
4.750% due 03/01/46	3,140,000	3,514,118
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	4,550,000	4,792,105
HCA Inc
5.250% due 04/15/25	300,000	320,625
5.875% due 05/01/23	2,090,000	2,231,075
6.500% due 02/15/20	2,120,000	2,353,200
7.500% due 02/15/22	980,000	1,127,000
Humana Inc
3.150% due 12/01/22	970,000	1,008,493
4.625% due 12/01/42	1,090,000	1,154,444
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,548,761
Kraft Heinz Foods Co
3.500% due 06/06/22	4,250,000	4,521,851
3.950% due 07/15/25	700,000	759,166
5.000% due 07/15/35	1,680,000	1,949,875
5.200% due 07/15/45	340,000	404,681
5.375% due 02/10/20	1,219,000	1,362,059
Medtronic Inc
3.125% due 03/15/22	430,000	455,799
3.500% due 03/15/25	6,000,000	6,472,002
Merck & Co Inc 2.750% due 02/10/25	2,380,000	2,470,371
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	536,153
Mondelez International Inc 4.000% due 02/01/24	5,240,000	5,745,309
PepsiCo Inc 7.900% due 11/01/18	1,498,000	1,699,506
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	3,840,000	4,240,846
5.500% due 01/15/42 ~	240,000	294,262
Pfizer Inc 6.200% due 03/15/19	270,000	300,781
Philip Morris International Inc
2.500% due 08/22/22	2,560,000	2,631,785
2.900% due 11/15/21	1,460,000	1,533,514
Reynolds American Inc
3.250% due 06/12/20	974,000	1,025,666
5.850% due 08/15/45	6,570,000	8,561,229
6.150% due 09/15/43	330,000	437,652
8.125% due 06/23/19	1,220,000	1,429,827
Spectrum Brands Inc 5.750% due 07/15/25	800,000	868,000
Tenet Healthcare Corp 8.125% due 04/01/22	430,000	432,150
The Kroger Co 6.400% due 08/15/17	2,610,000	2,729,366
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,693,005
Tyson Foods Inc 5.150% due 08/15/44	820,000	971,922
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,093,571
United Rentals North America Inc 5.500% due 07/15/25	1,770,000	1,820,888

	Principal Amount	Value
UnitedHealth Group Inc
3.750% due 07/15/25	$820,000	$902,038
3.875% due 10/15/20	2,610,000	2,830,579
5.700% due 10/15/40	10,000	12,913
5.800% due 03/15/36	860,000	1,133,374
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	3,600,000	3,348,000
7.500% due 07/15/21 ~	720,000	699,300
Wm Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	691,349
2.900% due 10/21/19 ~	2,380,000	2,463,978

		201,535,047

Energy - 5.5%

Anadarko Petroleum Corp
4.850% due 03/15/21	1,160,000	1,250,900
5.550% due 03/15/26	1,580,000	1,798,264
6.375% due 09/15/17	19,000	19,813
8.700% due 03/15/19	5,485,000	6,248,243
Apache Corp
3.250% due 04/15/22	492,000	505,512
6.000% due 01/15/37	1,010,000	1,158,037
6.900% due 09/15/18	5,000,000	5,462,490
Baker Hughes Inc 3.200% due 08/15/21	58,000	60,553
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	3,490,000	3,588,896
3.506% due 03/17/25	870,000	923,718
3.561% due 11/01/21	220,000	236,518
Chesapeake Energy Corp
5.750% due 03/15/23	910,000	778,050
6.125% due 02/15/21	210,000	192,150
Chevron Corp 2.954% due 05/16/26	4,380,000	4,534,259
CNOOC Finance LLC (China) 3.500% due 05/05/25	8,380,000	8,635,791
Concho Resources Inc 6.500% due 01/15/22	1,526,000	1,587,040
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,350,978
Devon Energy Corp
3.250% due 05/15/22	2,510,000	2,495,434
5.000% due 06/15/45	3,330,000	3,259,214
5.600% due 07/15/41	170,000	172,450
5.850% due 12/15/25	2,650,000	3,007,795
7.950% due 04/15/32	2,810,000	3,462,091
Ecopetrol SA (Colombia) 5.875% due 05/28/45	7,840,000	7,252,000
Ensco PLC
4.700% due 03/15/21	1,030,000	926,485
5.200% due 03/15/25	80,000	58,708
Enterprise Products Operating LLC
4.465% due 08/01/66 §	3,000,000	2,831,550
6.300% due 09/15/17	2,430,000	2,539,722
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,500,054
Exxon Mobil Corp
3.043% due 03/01/26	3,090,000	3,239,111
4.114% due 03/01/46	1,250,000	1,395,138
Freeport-McMoran Oil & Gas LLC
6.125% due 06/15/19	3,738,000	3,831,450
6.500% due 11/15/20	527,000	542,810
Halliburton Co 3.800% due 11/15/25	3,250,000	3,368,326
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,858,155
Kinder Morgan Energy Partners LP
3.500% due 09/01/23	1,410,000	1,414,725
6.850% due 02/15/20	2,180,000	2,475,968

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Kinder Morgan Inc
5.000% due 02/15/21 ~	$1,720,000	$1,861,191
5.300% due 12/01/34	1,029,000	1,030,695
MPLX LP
4.875% due 12/01/24	1,670,000	1,731,028
4.875% due 06/01/25	1,190,000	1,232,379
5.500% due 02/15/23	1,680,000	1,737,132
Murray Energy Corp 11.250% due 04/15/21 ~	10,000	5,675
Noble Energy Inc
5.250% due 11/15/43	1,130,000	1,154,981
6.000% due 03/01/41	200,000	217,522
8.250% due 03/01/19	3,290,000	3,765,773
Oasis Petroleum Inc
6.500% due 11/01/21	550,000	528,000
6.875% due 03/15/22	110,000	105,875
Occidental Petroleum Corp
3.125% due 02/15/22	1,350,000	1,418,021
3.400% due 04/15/26	1,890,000	2,003,109
4.625% due 06/15/45	1,280,000	1,454,067
Petrobras Global Finance BV (Brazil)
4.875% due 03/17/20	4,270,000	4,324,699
5.375% due 01/27/21	15,300,000	15,185,250
6.250% due 03/17/24	5,750,000	5,635,000
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,662,238
6.000% due 03/05/20	2,000,000	2,165,000
6.375% due 01/23/45	3,990,000	3,830,400
6.625% due 06/15/35	1,280,000	1,309,248
6.875% due 08/04/26 ~	2,070,000	2,338,997
8.000% due 05/03/19	2,130,000	2,404,770
Pride International Inc
6.875% due 08/15/20	470,000	464,713
8.500% due 06/15/19	1,010,000	1,099,638
QEP Resources Inc 6.875% due 03/01/21	1,830,000	1,921,500
Range Resources Corp
4.875% due 05/15/25	270,000	260,550
5.000% due 03/15/23 ~	4,040,000	3,969,300
Regency Energy Partners LP
4.500% due 11/01/23	520,000	524,503
5.875% due 03/01/22	1,770,000	1,953,358
6.500% due 07/15/21	680,000	703,708
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,113,688
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	2,570,000	2,681,556
4.000% due 12/21/25 ~	1,960,000	2,136,114
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	54,582
SESI LLC 7.125% due 12/15/21	280,000	274,400
Shelf Drilling Holdings Ltd (United Arab Emirates) 8.625% due 11/01/18 ~	210,000	168,000
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	4,090,000	4,172,487
4.000% due 05/10/46	900,000	925,596
4.125% due 05/11/35	1,200,000	1,296,422
4.375% due 03/25/20	4,150,000	4,535,826
4.375% due 05/11/45	1,750,000	1,894,858
Sinopec Group Overseas Development Ltd (China)
2.750% due 05/17/17 ~	2,400,000	2,420,491
4.375% due 04/10/24 ~	6,760,000	7,491,824
SM Energy Co 5.000% due 01/15/24	450,000	425,250
The Williams Cos Inc 7.500% due 01/15/31	5,935,000	6,795,575

	Principal Amount	Value
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26 ~	$3,690,000	$4,775,509
Transocean Inc 6.800% due 12/15/16	1,370,000	1,378,138
Williams Partners LP
4.875% due 05/15/23	800,000	810,323
4.875% due 03/15/24	1,010,000	1,022,407
6.125% due 07/15/22	2,495,000	2,590,593
WPX Energy Inc 6.000% due 01/15/22	360,000	357,300

		200,281,657

Financial - 11.5%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,340,138
AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	2,590,000	2,651,512
Ally Financial Inc 7.500% due 09/15/20	32,000	36,480
American International Group Inc 3.750% due 07/10/25	4,630,000	4,867,774
Bank of America Corp
2.600% due 01/15/19	7,240,000	7,390,693
3.300% due 01/11/23	1,190,000	1,235,479
3.500% due 04/19/26	3,410,000	3,553,172
3.875% due 03/22/17	1,230,000	1,244,353
3.875% due 08/01/25	3,510,000	3,759,013
4.000% due 04/01/24	10,280,000	11,101,465
4.125% due 01/22/24	9,345,000	10,155,669
4.200% due 08/26/24	4,930,000	5,221,955
5.000% due 05/13/21	5,590,000	6,250,503
5.000% due 01/21/44	6,070,000	7,191,815
5.625% due 07/01/20	600,000	674,930
5.650% due 05/01/18	2,070,000	2,196,552
5.700% due 05/02/17	1,520,000	1,555,834
5.750% due 12/01/17	560,000	586,888
6.250% § ±	4,360,000	4,545,736
7.625% due 06/01/19	1,400,000	1,607,530
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	177,859
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,620,491
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,444,066
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	975,319
3.350% due 05/03/26	1,270,000	1,362,353
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,876,800
5.000% due 08/15/22	770,000	820,050
5.000% due 08/01/23	620,000	657,975
5.375% due 05/15/20	290,000	310,663
Citigroup Inc
3.500% due 05/15/23	2,380,000	2,449,789
4.400% due 06/10/25	4,900,000	5,200,380
4.450% due 09/29/27	4,150,000	4,355,259
4.650% due 07/30/45	8,670,000	9,820,674
5.500% due 09/13/25	4,580,000	5,235,512
5.900% § ±	670,000	695,125
5.950% § ±	8,860,000	9,077,972
6.300% § ±	3,900,000	4,002,375
6.625% due 06/15/32	480,000	596,497
6.675% due 09/13/43	580,000	767,596
8.125% due 07/15/39	200,000	316,058
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	1,060,000	1,161,355
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	3,980,000	4,210,108
4.625% due 12/01/23	5,690,000	6,156,990
5.250% due 08/04/45	870,000	983,041
11.000% § ± ~	4,830,000	5,868,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Credit Agricole SA (France) 8.375% § ± ~	$5,180,000	$5,870,598
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
4.550% due 04/17/26 ~	440,000	463,166
4.875% due 05/15/45	5,980,000	6,356,740
GE Capital International Funding Co
2.342% due 11/15/20	13,485,000	13,859,317
3.373% due 11/15/25	3,577,000	3,877,328
Goldman Sachs Capital II 4.000% § ±	398,000	325,365
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	5,215,864
HSBC Finance Corp 6.676% due 01/15/21	570,000	655,652
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	6,230,000	6,447,838
4.250% due 03/14/24	3,300,000	3,411,025
4.250% due 08/18/25	4,560,000	4,692,701
4.300% due 03/08/26	2,480,000	2,662,426
6.375% § ±	3,840,000	3,787,200
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	6,013,927
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	10,270,000	9,391,217
JPMorgan Chase & Co
3.875% due 09/10/24	3,840,000	4,051,711
4.250% due 10/15/20	3,230,000	3,503,284
4.350% due 08/15/21	690,000	758,204
4.500% due 01/24/22	2,310,000	2,554,151
4.950% due 06/01/45	2,380,000	2,678,942
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,344,408
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	370,718
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,112,971
M&T Bank Corp 6.875% ±	10,130,000	10,211,040
MetLife Inc 4.750% due 02/08/21	2,370,000	2,654,865
Morgan Stanley
4.750% due 03/22/17	600,000	609,976
5.450% due 01/09/17	5,155,000	5,211,973
Navient Corp 8.000% due 03/25/20	3,380,000	3,633,500
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,771,091
Quicken Loans Inc 5.750% due 05/01/25 ~	1,250,000	1,246,875
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	6,260,000	6,299,764
6.000% due 12/19/23	4,240,000	4,427,463
6.100% due 06/10/23	3,870,000	4,063,519
6.125% due 12/15/22	1,910,000	2,026,644
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	624,398
Standard Chartered PLC (United Kingdom)
5.700% due 03/26/44 ~	3,460,000	3,703,345
6.409% § ± ~	3,900,000	3,792,750
State Street Corp 4.956% due 03/15/18	8,180,000	8,542,472
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,852,850

	Principal Amount	Value
The Goldman Sachs Group Inc
3.850% due 07/08/24	$1,690,000	$1,798,187
4.250% due 10/21/25	2,400,000	2,531,976
4.750% due 10/21/45	2,400,000	2,711,239
5.150% due 05/22/45	2,820,000	3,094,581
5.250% due 07/27/21	1,570,000	1,774,500
5.750% due 01/24/22	400,000	464,884
5.950% due 01/15/27	3,270,000	3,865,091
6.000% due 06/15/20	6,360,000	7,240,116
6.250% due 02/01/41	6,880,000	9,047,056
6.750% due 10/01/37	4,145,000	5,304,236
The Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,345,919
UBS Group Funding Jersey Ltd (Switzerland) 4.125% due 09/24/25 ~	2,640,000	2,773,497
Visa Inc
3.150% due 12/14/25	6,440,000	6,814,872
4.300% due 12/14/45	3,620,000	4,205,662
Voya Financial Inc 2.900% due 02/15/18	534,000	544,190
Wachovia Capital Trust III 5.570% § ±	6,220,000	6,211,603
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,730,000	4,982,719
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,731,953
3.450% due 02/13/23	2,330,000	2,405,783
4.300% due 07/22/27	8,560,000	9,243,713
4.600% due 04/01/21	6,240,000	6,885,578
4.650% due 11/04/44	1,160,000	1,226,207
4.900% due 11/17/45	3,920,000	4,337,155
5.375% due 11/02/43	2,030,000	2,367,617
5.606% due 01/15/44	1,567,000	1,880,536
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	2,940,134

		414,116,530

Industrial - 1.8%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	447,803
Air 2 US 8.027% due 10/01/20 ~	627,197	658,556
Ardagh Packaging Finance PLC (Ireland) 3.850% due 12/15/19 § ~	2,140,000	2,174,882
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,498,107
Caterpillar Financial Services Corp 1.931% due 10/01/21 # ~	2,315,000	2,314,257
Eaton Corp
1.500% due 11/02/17	300,000	300,850
2.750% due 11/02/22	6,649,000	6,881,416
4.150% due 11/02/42	2,040,000	2,192,315
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,286,600
General Electric Co
3.150% due 09/07/22	1,369,000	1,456,689
4.375% due 09/16/20	396,000	438,183
4.500% due 03/11/44	2,610,000	3,019,872
4.650% due 10/17/21	98,000	111,737
5.250% due 12/06/17	3,535,000	3,704,722
5.300% due 02/11/21	1,378,000	1,579,972
5.875% due 01/14/38	450,000	605,764
6.000% due 08/07/19	2,786,000	3,149,030
6.150% due 08/07/37	317,000	436,763
6.875% due 01/10/39	886,000	1,335,814
Harris Corp 5.054% due 04/27/45	1,200,000	1,383,139
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,694,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Lockheed Martin Corp
3.100% due 01/15/23	$300,000	$317,003
3.550% due 01/15/26	3,240,000	3,510,022
4.500% due 05/15/36	580,000	663,545
Raytheon Co 3.125% due 10/15/20	1,680,000	1,783,186
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	270,000	279,113
5.750% due 10/15/20	1,450,000	1,497,125
6.875% due 02/15/21	1,380,000	1,431,753
The Boeing Co 4.875% due 02/15/20	5,560,000	6,233,716
United Technologies Corp
4.500% due 04/15/20	2,630,000	2,908,856
4.500% due 06/01/42	540,000	628,482
Waste Management Inc
3.500% due 05/15/24	1,750,000	1,890,793
7.375% due 05/15/29	1,910,000	2,705,958
WestRock RKT Co
3.500% due 03/01/20	990,000	1,034,657
4.000% due 03/01/23	1,150,000	1,216,599

		65,772,159

Technology - 1.0%

Activision Blizzard Inc 5.625% due 09/15/21 ~	2,410,000	2,514,620
Apple Inc 2.450% due 08/04/26	4,090,000	4,108,757
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	5,480,000	5,638,816
4.420% due 06/15/21 ~	4,540,000	4,750,111
First Data Corp 7.000% due 12/01/23 ~	5,060,000	5,363,600
Intel Corp
3.700% due 07/29/25	890,000	989,049
4.900% due 07/29/45	670,000	805,797
Microsoft Corp
2.400% due 08/08/26	7,310,000	7,324,057
3.450% due 08/08/36	150,000	153,338
National Semiconductor Corp 6.600% due 06/15/17	380,000	395,232
Oracle Corp 1.200% due 10/15/17	4,990,000	4,991,562

		37,034,939

Utilities - 1.3%

AES Corp
4.875% due 05/15/23	1,170,000	1,200,713
5.500% due 03/15/24	30,000	31,200
5.500% due 04/15/25	330,000	341,550
8.000% due 06/01/20	1,130,000	1,336,225
Berkshire Hathaway Energy Co
6.125% due 04/01/36	601,000	802,318
6.500% due 09/15/37	1,200,000	1,658,786
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,445,702
FirstEnergy Corp
2.750% due 03/15/18	1,070,000	1,082,782
4.250% due 03/15/23	4,980,000	5,290,339
7.375% due 11/15/31	12,550,000	16,357,996
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	737,600
Pacific Gas & Electric Co
6.050% due 03/01/34	6,602,000	8,836,381
8.250% due 10/15/18	930,000	1,055,054
PacifiCorp 5.650% due 07/15/18	1,860,000	2,004,044
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,962,585

		45,143,275

Total Corporate Bonds & Notes (Cost $1,142,087,460)		1,217,843,709

	Principal Amount	Value
SENIOR LOAN NOTES - 3.4%

Communications - 0.7%

Charter Communications Operating LLC Term I 3.500% due 01/24/23 §	$3,341,604	$3,366,897
CSC Holdings LLC Term B 5.000% due 10/09/22 §	1,249,375	1,254,060
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	2,898,513	2,767,045
Level 3 Financing Inc Term B2 3.500% due 05/31/22 §	3,500,000	3,524,062
T-Mobile USA Inc Term B 3.500% due 11/09/22 § µ	3,568,062	3,598,327
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	1,436,644	1,440,675
Univision Communications Inc
Term C3
4.000% due 03/01/20 §	846,341	848,589
Term C4
4.000% due 03/01/20 §	3,807,994	3,817,514
UPC Financing Partnership Term AN 4.080% due 08/31/24 §	1,000,000	1,005,469
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.649% due 06/30/23 §	3,768,766	3,788,394
Ziggo Financing Partnership
Term B1
3.652% due 01/15/22 §	972,540	972,389
Term B2A
3.652% due 01/15/22 §	576,362	576,272
Term B3
3.701% due 01/15/22 §	179,092	179,064

		27,138,757

Consumer, Cyclical - 1.1%

Academy Ltd Term B 5.000% due 07/01/22 §	2,788,789	2,733,014
American Airlines Inc 3.250% due 06/27/20 § µ	3,241,872	3,252,509
Aramark Services Inc Term F 3.338% due 02/24/21 §	2,018,250	2,030,864
Aristocrat Technologies Inc Term B 3.500% due 10/20/21 §	1,456,619	1,463,448
Boyd Gaming Corp Term B2 due 09/15/23 µ	1,815,000	1,829,520
CCM Merger Inc Term B 4.500% due 08/08/21 §	1,187,594	1,190,935
Dollar Tree Inc Term B3 due 07/06/22 µ	1,066,779	1,073,446
Hilton Worldwide Finance LLC
Term B1
3.500% due 10/26/20 §	191,092	192,167
Term B2
3.097% due 10/25/23 § µ	2,801,361	2,825,371
J. Crew Group Inc Term B 4.000% due 03/05/21 §	582,011	462,076
Landry’s Inc Term B 4.000% due 04/24/18 §	1,454,921	1,458,558
Michaels Stores Inc Term B 3.750% due 01/28/20 § µ	3,522,000	3,538,141
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	3,630,061	3,657,649
Party City Holdings Inc Term B 4.472% due 08/19/22 §	3,452,762	3,467,561
Petco Animal Supplies Inc Term B1 5.000% due 01/26/23 § µ	2,353,000	2,377,838
PetSmart Inc Term B1 4.250% due 03/11/22 §	3,784,954	3,796,782

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Station Casinos LLC Term B 3.750% due 06/08/23 §	$498,750	$501,367
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	2,627,326	2,435,437

		38,286,683

Consumer, Non-Cyclical - 0.6%

Air Medical Group Holdings Inc Term B 4.250% due 04/28/22 §	2,748,542	2,732,738
Albertsons LLC Term B6 4.750% due 06/22/23 §	1,370,000	1,384,556
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,112,878	1,111,388
DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	3,092,544	3,093,187
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	1,436,364	1,442,648
Keurig Green Mountain Inc Term B 5.250% due 03/03/23 §	2,596,825	2,634,479
MPH Acquisition Holdings LLC Term B 5.000% due 06/07/23 §	3,425,245	3,472,342
Select Medical Corp Series F Term B 6.002% due 03/03/21 §	3,547,175	3,583,711
ServiceMaster Co Term B 4.250% due 07/01/21 §	1,219,087	1,233,754
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 5.500% due 04/01/22 §	2,597,473	2,608,512

		23,297,315

Energy - 0.1%

Murray Energy Corp Term B2 8.250% due 04/16/20 §	3,220,373	2,757,445

Financial - 0.1%

Flying Fortress Inc 3.588% due 04/30/20 §	1,232,000	1,240,470
Windsor Financing LLC Term B 6.250% due 12/05/17 §	795,420	791,443

		2,031,913

Industrial - 0.4%

ABC Supply Co Inc 3.500% due 04/16/20 §	3,511,299	3,524,751
ADS Waste Holdings Inc Term B2 3.750% due 10/09/19 §	1,000,000	1,002,750
BE Aerospace Inc Term B 3.787% due 12/16/21 § µ	1,493,021	1,509,662
Berry Plastics Holding Corp Term H 3.750% due 10/01/22 §	3,491,948	3,505,916
Gardner Denver Inc 4.250% due 07/30/20 §	2,454,100	2,382,931
Reynolds Group Holdings Inc due 02/05/23 µ	200,000	200,852
XPO Logistics Inc Term B2 4.250% due 10/30/21 §	1,981,085	1,994,210

		14,121,072

Technology - 0.1%

First Data Corp
4.275% due 07/08/22 §	1,000,000	1,007,153
4.525% due 03/24/21 §	2,434,496	2,452,063
Kronos Inc due 10/30/19 µ	250,000	251,055

		3,710,271

	Principal Amount	Value
Utilities - 0.3%

Energy Future Intermediate Holding Co LLC 4.250% due 12/19/16 §	$10,700,000	$10,744,587
NRG Energy Inc Term B 3.500% due 06/30/23 §	2,049,072	2,056,543

		12,801,130

Total Senior Loan Notes (Cost $124,657,049)		124,144,586

MORTGAGE-BACKED SECURITIES - 30.8%

Collateralized Mortgage Obligations - Commercial - 6.5%

Banc of America Commercial Mortgage Trust 5.801% due 04/10/49 " §	3,030,000	2,801,276
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 3.218% due 04/14/33 " ~	150,000	158,830
Bayview Commercial Asset Trust 0.795% due 12/25/36 " § ~	3,068,518	2,611,732
BBCCRE Trust 4.715% due 08/10/33 " § ~	9,930,000	9,314,707
Bear Stearns Commercial Mortgage Securities Trust 5.273% due 12/11/38 "	2,640,000	2,628,350
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	1,901,297	1,532,559
CD Mortgage Trust
5.576% due 01/15/46 " §	2,428,199	1,805,366
5.688% due 10/15/48 "	840,000	496,317
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " ~	160,000	170,184
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 " ~	1,335,018	1,341,405
4.017% due 10/10/47 "	2,610,000	2,855,769
5.482% due 10/15/49 "	1,350,000	1,265,537
6.333% due 12/10/49 " §	680,000	497,428
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	302,473
Commercial Mortgage Pass-Through Certificates (IO) 2.078% due 10/15/45 " §	32,144,283	2,627,625
Commercial Mortgage Trust
3.086% due 04/12/35 " § ~	880,000	920,640
3.625% due 06/15/34 " § ~	3,800,000	3,774,720
4.300% due 10/10/46 "	1,030,000	1,140,812
4.762% due 10/10/46 " §	450,000	508,769
5.017% due 08/15/45 " § ~	2,390,000	2,392,843
5.253% due 10/10/46 " §	220,000	239,474
5.253% due 10/10/46 " § ~	510,000	386,802
Core Industrial Trust 3.976% due 02/10/34 " § ~	3,770,000	3,535,323
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39 "	8,570,000	7,838,363
5.615% due 01/15/49 " §	1,352,000	1,367,092
5.869% due 09/15/40 " §	1,710,000	1,580,970
6.393% due 06/15/38 " §	2,216,725	1,252,450
Credit Suisse Mortgage Capital Certificates 5.538% due 09/15/39 " §	425,607	424,326
Credit Suisse Mortgage Trust
3.881% due 11/15/37 " ~	780,000	865,571
3.953% due 09/15/37 " ~	2,230,000	2,412,789
4.347% due 09/15/38 " § ~	8,000,000	7,604,413
4.373% due 09/15/37 " ~	3,800,000	3,311,700
5.024% due 03/15/17 " § ~	3,810,000	3,692,862
6.260% due 08/15/22 " § ~	4,000,000	3,825,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 " ~	$3,400,000	$2,088,747
EQTY Mortgage Trust 2.867% due 05/08/31 " § ~	2,800,000	2,747,699
Fannie Mae - Aces 2.801% due 06/25/25 " §	1,050,000	1,105,815
Fannie Mae - Aces (IO)
0.484% due 10/25/24 " §	119,531,069	3,119,809
4.367% due 02/25/17 " §	10,008,110	71,739
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.314% due 04/25/20 " §	17,329,208	490,723
1.326% due 06/25/21 " §	10,226,496	493,878
1.700% due 10/25/21 " §	1,379,955	89,220
1.781% due 06/25/20 " §	644,155	28,852
1.786% due 07/25/21 " §	6,378,219	416,775
FREMF Mortgage Trust 4.522% due 09/25/22 " § ~	2,008,515	1,975,588
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 " ~	60,011,376	532,685
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 " §	7,220,000	4,702,859
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 " §	550,000	508,354
Government National Mortgage Association (IO)
0.793% due 06/16/55 " §	7,418,894	336,699
0.964% due 11/16/55 " §	40,720,136	2,255,867
GS Mortgage Securities Corp II
3.777% due 05/10/50 "	4,590,000	4,943,842
4.150% due 05/10/50 " §	4,100,000	4,253,960
GS Mortgage Securities Trust
4.570% due 11/10/48 " § ~	3,400,000	2,149,716
4.926% due 08/10/46 " § ~	730,000	535,830
5.161% due 11/10/46 " §	1,070,000	1,236,599
5.622% due 11/10/39 "	2,620,000	2,126,984
5.988% due 08/10/45 " §	12,985,000	12,519,060
GS Mortgage Securities Trust (IO) 1.540% due 08/10/44 " § ~	3,543,129	187,776
Hyatt Hotel Portfolio Trust 6.749% due 11/15/16 " § ~	6,720,000	6,724,790
JP Morgan Chase Commercial Mortgage Securities Trust
3.824% due 08/15/27 " § ~	720,000	715,468
5.411% due 05/15/47 "	7,530,000	5,813,160
5.438% due 01/15/49 " ~	10,060,000	4,546,215
5.502% due 06/12/47 " §	7,425,000	6,025,272
5.503% due 01/15/49 " §	6,940,000	3,136,186
5.881% due 02/12/49 " §	1,560,000	1,273,170
6.207% due 02/15/51 " §	270,000	246,061
6.749% due 10/15/19 " § ~	1,900,000	1,891,573
JPMBB Commercial Mortgage Securities Trust
3.914% due 11/15/47 " §	2,960,000	3,219,398
4.573% due 11/15/47 " §	4,295,000	4,508,128
4.772% due 08/15/48 " §	3,370,000	3,486,783
5.049% due 01/15/47 " §	510,000	579,750
5.214% due 11/15/45 " §	950,000	1,046,397
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 " § ~	10,816,777	10,971,851
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 " §	4,340,000	3,550,287
5.450% due 08/12/48 " § ~	500,000	408,916
6.193% due 09/12/49 " §	3,530,000	2,725,160
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	404,000	420,352
Morgan Stanley Capital I Trust 5.438% due 03/15/44 "	5,172,984	4,728,140

	Principal Amount	Value
Motel 6 Trust 5.000% due 02/05/30 " ~	$8,250,000	$7,998,296
Wachovia Bank Commercial Mortgage Trust 0.730% due 12/15/43 " § ~	558,000	545,573
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 " § ~	15,823,974	15,689,548
Wells Fargo Commercial Mortgage Trust
3.250% due 02/15/48 " ~	5,670,000	3,454,056
3.500% due 07/15/46 " ~	620,000	424,727
3.848% due 05/15/48 " §	3,700,000	3,697,570
4.241% due 05/15/48 " §	4,325,000	3,586,997
WFRBS Commercial Mortgage Trust
4.131% due 06/15/46 " § ~	1,750,000	1,599,194
4.204% due 11/15/47 " §	3,830,000	4,165,731
4.723% due 03/15/47 " §	340,000	382,433
WFRBS Commercial Mortgage Trust (IO)
1.411% due 03/15/47 " §	10,882,971	666,752
1.661% due 06/15/45 " § ~	2,980,237	191,970

		234,823,473

Collateralized Mortgage Obligations - Residential - 11.2%

Adjustable Rate Mortgage Trust
1.025% due 03/25/36 " §	653,116	376,049
2.963% due 10/25/35 " §	8,108,360	7,329,130
Alternative Loan Trust
6.000% due 03/25/27 "	175,682	169,674
6.000% due 05/25/36 "	4,707,530	3,735,353
6.500% due 09/25/34 "	442,424	441,399
6.500% due 09/25/36 "	2,346,575	1,989,256
15.784% due 06/25/35 " §	6,434,229	8,134,923
26.499% due 07/25/36 " §	1,830,746	2,715,907
BCAP LLC Trust 0.924% due 03/28/37 " § ~	8,419,976	7,940,250
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.705% due 08/25/47 " § ~	693,472	496,324
0.725% due 01/25/36 " § ~	10,107	8,637
0.754% due 07/25/36 " § ~	100,957	91,598
0.815% due 10/25/35 " § ~	28,444	25,491
0.825% due 08/25/35 " § ~	11,800	10,676
Citigroup Mortgage Loan Trust
2.580% due 02/25/36 " § ~	643,700	640,317
3.015% due 04/25/37 " §	1,692,494	1,555,586
6.500% due 10/25/36 " ~	2,629,650	2,003,009
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	2,013,469	1,947,187
5.750% due 02/25/37 "	8,544,930	7,533,060
Credit Suisse European Mortgage Capital (Ireland)
7.621% due 12/03/20 " § ~	GBP 6,545,483	8,377,874
10.755% due 12/03/20 " § ~	2,155,461	2,758,877
Credit Suisse Mortgage Trust
0.724% due 06/27/46 " § ~	$20,625,498	10,386,506
2.848% due 01/27/36 " § ~	12,997,932	8,481,040
Fannie Mae
0.875% due 05/25/34 " §	744,993	743,615
4.000% due 04/25/40 - 07/25/40 "	37,500,000	39,981,279
5.500% due 04/25/42 "	5,575,059	6,279,198
6.000% due 05/25/42 "	2,012,920	2,312,497
6.500% due 06/25/39 - 07/25/42 "	4,647,030	5,355,858
7.000% due 05/25/42 "	883,245	1,031,893
Fannie Mae (IO)
1.663% due 10/25/35 " §	758,673	50,465
1.743% due 08/25/55 " §	2,686,822	140,622
1.770% due 04/25/36 " §	541,327	34,025
1.990% due 08/25/44 " §	15,875,229	1,124,001
3.000% due 11/25/26 - 09/25/32 "	20,783,613	1,974,133
3.500% due 07/25/28 - 11/25/41 "	5,774,416	723,775

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
4.000% due 11/25/41 "	$5,031,542	$786,740
4.500% due 11/25/39 "	702,177	111,247
5.000% due 01/25/38 - 01/25/39 "	1,533,457	241,085
5.000% due 01/25/39 " §	395,061	60,287
5.500% due 01/25/39 " §	378,911	58,273
5.625% due 09/25/41 - 08/25/45 " §	20,454,401	3,900,280
5.955% due 04/25/40 " §	1,104,909	240,945
6.000% due 01/25/38 - 07/25/38 "	1,773,074	340,703
6.075% due 07/25/42 " §	935,260	175,373
6.125% due 02/25/41 - 03/25/42 " §	3,513,715	604,648
13.347% due 07/25/36 "	580,588	48,409
13.765% due 12/25/36 "	2,175,880	159,784
14.447% due 12/25/36 "	1,433,123	93,231
Fannie Mae (PO)
0.358% due 03/25/42 "	220,483	201,268
0.359% due 03/25/42 "	132,290	120,730
Fannie Mae Connecticut Avenue Securities
3.525% due 07/25/24 " §	23,450,000	23,504,683
5.525% due 11/25/24 " §	6,030,000	6,470,633
5.775% due 10/25/23 " §	8,270,000	9,177,203
Freddie Mac
1.524% due 02/15/32 " §	108,791	111,285
3.500% due 10/15/37 "	2,700,000	2,879,322
4.000% due 12/15/39 "	10,346,417	11,050,905
5.000% due 02/15/30 - 03/15/35 "	18,933,481	20,991,628
5.500% due 07/15/34 "	10,091,377	11,395,948
6.000% due 05/15/36 "	3,586,177	4,074,334
Freddie Mac (IO)
0.250% due 01/15/38 " §	283,271	3,528
1.985% due 04/15/41 " §	3,990,047	265,979
3.000% due 09/15/31 - 12/15/31 "	4,748,015	450,955
3.500% due 06/15/27 - 04/15/43 "	8,922,045	1,003,522
4.000% due 04/15/43 "	1,462,189	147,401
5.426% due 10/15/41 " §	3,019,946	490,040
5.476% due 05/15/44 " §	9,991,532	1,896,448
5.506% due 09/15/37 " §	2,031,501	355,813
5.526% due 08/15/39 - 07/15/42 " §	2,493,624	443,695
5.626% due 11/15/42 " §	1,132,648	210,729
5.676% due 05/15/39 " §	1,709,520	237,817
5.706% due 01/15/40 " §	437,455	80,068
5.726% due 09/15/42 " §	1,727,540	319,239
5.766% due 11/15/36 " §	785,148	138,188
Freddie Mac Structured Agency Credit Risk Debt
5.025% due 02/25/24 " §	3,590,000	3,894,982
5.275% due 10/25/24 " §	9,520,000	10,185,932
9.875% due 04/25/28 " §	5,879,633	6,205,967
Government National Mortgage Association
0.844% due 08/20/58 " §	19,572,188	19,388,646
0.994% due 03/20/61 " §	2,660,042	2,655,066
1.524% due 05/20/60 " §	663,098	672,457
4.500% due 10/20/39 "	13,585,976	14,496,179
5.000% due 07/20/39 "	3,000,000	3,397,281
Government National Mortgage Association (IO)
1.619% due 11/20/42 " §	577,147	29,948
3.500% due 04/20/27 - 05/20/43 "	7,587,670	685,838
4.000% due 04/16/45 "	2,429,602	510,356
5.000% due 11/20/36 - 10/20/44 "	14,610,143	2,459,239
5.068% due 08/20/44 " §	3,266,825	440,205
5.570% due 08/16/42 " §	1,715,877	263,881
5.620% due 06/16/43 " §	3,877,201	420,051
5.670% due 10/16/42 " §	2,213,109	423,347
5.948% due 04/20/40 " §	300,067	43,497
5.968% due 03/20/39 " §	498,424	32,899
6.018% due 06/20/40 " §	4,107,245	856,787
6.070% due 04/16/42 " §	4,219,996	979,029
6.118% due 01/20/40 " §	429,945	46,985
GSMPS Mortgage Loan Trust 0.875% due 03/25/35 " § ~	1,247,000	1,082,742

	Principal Amount	Value
GSMSC Resecuritization Trust 1.134% due 11/26/37 " § ~	$13,880,000	$9,273,034
GSR Mortgage Loan Trust 3.028% due 07/25/35 " §	579,468	539,203
GSR Mortgage Loan Trust (IO) 6.025% due 10/25/36 " §	1,607,864	319,145
Impac CMB Trust 1.045% due 11/25/35 " §	3,592,680	2,962,735
IndyMac IMSC Mortgage Loan Trust 0.705% due 07/25/47 " §	8,860,009	5,642,442
IndyMac INDX Mortgage Loan Trust 0.785% due 06/25/35 " §	2,494,146	2,119,688
JP Morgan Mortgage Trust 3.236% due 08/25/35 " §	1,690,482	1,661,458
Lehman Mortgage Trust
1.275% due 12/25/35 " §	7,686,194	5,385,558
6.000% due 05/25/37 "	604,200	591,298
MASTR Adjustable Rate Mortgages Trust 2.970% due 04/21/34 " §	1,961,136	2,012,559
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	1,817,970	1,842,241
Merrill Lynch Mortgage Investors Trust 2.822% due 06/25/35 " §	3,020,912	2,960,588
Morgan Stanley Mortgage Loan Trust
2.819% due 07/25/35 " §	1,890,473	1,550,836
3.007% due 07/25/34 " §	756,035	745,795
Morgan Stanley Resecuritization Trust
1.199% due 12/26/46 " § ~	28,197,242	12,010,203
1.259% due 04/26/47 " § ~	4,379,000	3,800,478
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	2,457,519	2,426,384
Nomura Resecuritization Trust 1.489% due 08/26/46 " § ~	5,855,041	3,690,750
RAAC Trust 6.000% due 09/25/34 "	34,039	34,138
RBSSP Resecuritization Trust 3.460% due 12/26/35 " § ~	494,671	496,154
Residential Asset Securitization Trust
1.025% due 07/25/36 " §	734,591	505,207
6.000% due 08/25/36 "	1,526,204	1,358,278
Structured Adjustable Rate Mortgage Loan Trust
2.955% due 08/25/36 " §	8,725,577	6,939,910
3.542% due 05/25/36 " §	3,342,931	2,681,254
WaMu Mortgage Pass-Through Certificates Trust
0.238% due 08/25/45 " §	5,421,222	5,060,759
0.925% due 12/25/45 " §	7,306,438	4,205,941
2.056% due 10/25/36 " §	1,701,164	1,442,033
2.785% due 09/25/33 " §	282,035	286,174
4.338% due 07/25/37 " §	4,771,749	4,331,727
Washington Mutual Mortgage Pass-Through Certificates Trust
1.207% due 01/25/47 " §	8,630,551	6,285,999
6.000% due 07/25/36 "	915,350	752,455
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 " § ~	1,735,661	1,741,142
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37 "	1,458,294	1,452,007

		406,020,737

Fannie Mae - 7.8%

2.500% due 01/01/28 - 11/01/31 "	9,212,485	9,543,033
2.810% due 04/01/25 "	120,000	126,826
3.000% due 11/01/31 - 02/01/43 "	27,834,133	29,152,725
3.500% due 09/01/42 - 11/01/46 "	61,114,241	64,661,288
4.000% due 10/01/42 - 11/01/46 "	68,776,853	74,125,094
4.500% due 04/01/23 - 01/01/45 "	58,885,692	65,161,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
5.000% due 07/01/33 - 11/01/46 "	$23,886,908	$26,737,820
5.500% due 04/01/37 - 11/01/38 "	3,114,161	3,526,164
6.000% due 04/01/33 - 08/01/37 "	751,904	875,317
6.500% due 05/01/40 "	3,733,170	4,303,945
7.000% due 02/01/39 "	1,900,650	2,190,028

		280,403,995

Freddie Mac - 2.9%

2.671% due 11/01/36 " §	403,287	429,957
2.723% due 01/01/37 " §	99,253	105,889
2.803% due 06/01/37 " §	960,050	1,012,835
2.863% due 07/01/37 " §	208,935	220,960
2.993% due 06/01/37 " §	20,995	21,969
2.995% due 06/01/37 " §	93,873	97,865
3.000% due 10/01/46 "	8,400,000	8,731,260
3.500% due 10/01/31 - 11/01/46 "	31,747,920	33,704,621
4.000% due 10/01/25 - 04/01/43 "	12,310,240	13,167,210
4.500% due 12/01/43 - 11/01/44 "	21,970,633	24,511,080
5.000% due 12/01/35 - 11/01/41 "	9,172,664	10,194,485
5.500% due 08/01/37 - 12/01/38 "	2,542,953	2,882,258
6.000% due 10/01/36 - 11/01/39 "	6,423,204	7,386,240
6.500% due 09/01/39 "	1,191,773	1,400,860
7.000% due 03/01/39 "	545,523	632,950

		104,500,439

Government National Mortgage Association - 2.4%

1.074% due 08/20/60 " §	873,292	877,126
3.000% due 11/01/46 "	18,800,000	19,658,852
3.500% due 10/01/46 - 11/01/46 "	15,100,000	16,035,697
4.500% due 01/20/40 - 07/20/41 "	19,184,706	21,030,146
5.000% due 01/15/40 - 11/20/40 "	16,177,650	18,085,561
5.500% due 06/15/36 "	594,463	679,407
6.000% due 06/20/35 - 03/20/42 "	8,990,364	10,336,456
6.500% due 10/20/37 "	963,538	1,131,569

		87,834,814

Total Mortgage-Backed Securities (Cost $1,112,844,895)		1,113,583,458

ASSET-BACKED SECURITIES - 4.0%

ACE Securities Corp Home Equity Loan Trust 1.305% due 04/25/34 " §	1,780,163	1,679,783
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Certificates 1.620% due 09/25/34 " §	14,391,866	9,581,515
Asset-Backed Pass-Through Certificates 1.214% due 04/25/34 " §	1,026,944	1,059,337
Bear Stearns Asset-Backed Securities Trust 1.094% due 09/25/34 " §	379,554	375,972
Citigroup Mortgage Loan Trust 0.595% due 05/25/37 " §	334,877	245,943
Citigroup Mortgage Loan Trust Inc
0.675% due 08/25/36 " §	372,090	365,611
0.955% due 07/25/35 " §	242,688	242,721
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 " § ~	9,180,000	9,002,697
Countrywide Home Equity Loan Trust 0.658% due 11/15/36 " §	166,756	130,460
Credit-Based Asset Servicing & Securitization LLC 1.305% due 07/25/33 " §	1,109,435	1,030,349
Greenpoint Manufactured Housing
3.084% due 03/18/29 " §	1,400,000	1,252,008
3.813% due 06/19/29 " §	350,000	322,053
4.021% due 02/20/30 " §	500,000	454,332
7.270% due 06/15/29 "	3,109,412	3,100,397
HERO Funding Trust 3.990% due 09/21/40 " ~	8,154,395	8,464,384

	Principal Amount	Value
Hertz Vehicle Financing II LP 2.730% due 03/25/21 " ~	$3,750,000	$3,803,240
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,070,000	2,063,981
JGWPT XXXIII LLC 3.500% due 06/15/77 " ~	7,163,884	7,293,956
KeyCorp Student Loan Trust ‘A’ 0.974% due 10/27/42 " §	9,093,447	8,244,451
Manufactured Housing Contract Trust Pass-Through Certificates
4.012% due 02/20/32 " §	700,000	632,614
4.028% due 03/13/32 " §	1,525,000	1,380,072
National Collegiate Student Loan Trust
0.795% due 03/26/29 " §	9,000,000	8,576,386
1.374% due 03/25/38 " §	20,452,840	10,453,858
Origen Manufactured Housing Contract Trust
2.291% due 04/15/37 " §	7,142,382	6,379,458
2.379% due 10/15/37 " §	12,014,511	10,482,293
RAMP Trust
0.795% due 10/25/36 " §	4,182,000	3,738,429
0.935% due 11/25/35 " §	969,714	963,687
Saxon Asset Securities Trust 1.214% due 05/25/35 " §	2,053,100	1,987,159
SBA Small Business Investment Cos 2.051% due 09/10/26 "	1,090,000	1,100,057
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	4,192,728	4,118,831
SLM Student Loan Trust
1.465% due 10/27/70 " §	4,245,000	3,423,276
2.415% due 07/25/23 " §	8,305,474	8,359,228
SoFi Consumer Loan Program Trust
3.280% due 09/15/23 "	11,843,634	11,686,209

	Shares
SoFi Professional Loan Program LLC
0.000% due 08/25/36 " ~	13	7,637,500

	Principal Amount
Structured Asset Investment Loan Trust 1.525% due 10/25/33 " §	$2,497,381	2,442,463
United States Small Business Administration
2.820% due 09/01/35 "	1,345,457	1,397,207
2.980% due 06/01/35 "	497,635	521,052

Total Asset-Backed Securities (Cost $143,725,570)		143,992,969

U.S. GOVERNMENT AGENCY ISSUES - 2.0%

Fannie Mae
1.351% due 10/09/19	22,680,000	21,778,107
6.625% due 11/15/30	15,850,000	24,183,233
Financing Corp Strips
0.966% due 11/02/18	12,210,000	11,966,996
0.987% due 12/06/18	5,350,000	5,236,462
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	8,775,333

Total U.S. Government Agency Issues (Cost $66,893,480)		71,940,131

U.S. TREASURY OBLIGATIONS - 18.7%

U.S. Treasury Bonds - 11.6%

2.250% due 08/15/46	20,200,000	19,898,596
2.500% due 02/15/46	14,570,000	15,111,538
2.500% due 05/15/46	52,140,000	54,142,124

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
2.875% due 05/15/43	$34,320,000	$38,333,175
3.000% due 11/15/44	14,080,000	16,108,956
3.000% due 05/15/45	37,435,000	42,823,581
3.000% due 11/15/45	72,685,000	83,212,986
3.375% due 05/15/44	121,790,000	149,052,448

		418,683,404

U.S. Treasury Inflation Protected Securities - 3.8%

0.375% due 07/15/25 ^	6,535,505	6,762,490
0.625% due 01/15/26 ^	32,116,839	33,841,417
0.625% due 02/15/43 ^	24,106,653	24,342,464
0.750% due 02/15/42 ^	10,139,276	10,516,802
0.750% due 02/15/45 ^	10,035,942	10,416,505
1.000% due 02/15/46 ^	16,484,486	18,341,200
1.375% due 02/15/44 ^	3,634,787	4,339,256
2.125% due 02/15/40 ^	4,888,046	6,538,699
2.125% due 02/15/41 ^	2,846,281	3,843,250
2.375% due 01/15/25 ^	16,265,540	19,419,233

		138,361,316

U.S. Treasury Notes - 3.3%

0.625% due 11/30/17	2,000,000	1,998,710
1.125% due 06/30/21	1,570,000	1,568,498
1.125% due 08/31/21	17,890,000	17,875,330
1.125% due 09/30/21	400,000	399,484
1.250% due 07/31/23	33,230,000	32,894,443
1.375% due 09/30/20	490,000	495,914
1.375% due 01/31/21	1,810,000	1,830,080
1.375% due 05/31/21	2,250,000	2,274,962
1.375% due 06/30/23	8,260,000	8,248,543
1.375% due 08/31/23	2,570,000	2,562,974
1.500% due 08/15/26	10,040,000	9,949,801
1.625% due 06/30/20	4,890,000	4,997,639
1.625% due 05/15/26	34,090,000	34,161,896
2.000% due 11/30/22	60,000	62,355
2.625% due 11/15/20	100,000	106,176

		119,426,805

Total U.S. Treasury Obligations (Cost $638,854,086)		676,471,525

FOREIGN GOVERNMENT BONDS & NOTES - 6.9%

Argentine Republic Government (Argentina)
6.875% due 04/22/21 ~	2,540,000	2,771,140
7.125% due 07/06/36 ~	990,000	1,051,875
7.500% due 04/22/26 ~	1,680,000	1,900,080
7.625% due 04/22/46 ~	1,120,000	1,266,160
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/17	BRL 3,616,000	1,104,772
10.000% due 01/01/21	62,399,000	18,340,663
10.000% due 01/01/23	34,579,000	9,971,510
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	612,150
5.000% due 01/27/45	3,450,000	3,139,500
5.625% due 01/07/41	6,810,000	6,792,975
China Government (China)
3.310% due 11/30/25 ~	CNY 68,000,000	10,326,162
3.380% due 11/21/24 ~	17,000,000	2,576,583
3.390% due 05/21/25 ~	20,500,000	3,111,851
Colombia Government (Colombia) 5.625% due 02/26/44	$4,740,000	5,522,100
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	1,490,000	1,572,977
4.875% due 05/05/21 ~	5,660,000	6,237,665
5.375% due 10/17/23 ~	400,000	462,049
5.875% due 03/13/20 ~	260,000	291,413
5.875% due 01/15/24 ~	973,000	1,149,859
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 664,671,300	35,444,234
7.750% due 11/23/34	171,270,000	10,052,742

	Principal Amount	Value
7.750% due 11/13/42	MXN 720,887,500	$43,034,230
10.000% due 12/05/24	109,240,000	7,127,734
Mexico Government (Mexico) 5.550% due 01/21/45	$16,290,000	18,957,488
Peruvian Government (Peru)
5.625% due 11/18/50	3,540,000	4,699,350
6.550% due 03/14/37	580,000	824,354
Poland Government (Poland)
2.000% due 04/25/21	PLN 2,890,000	749,611
2.500% due 07/25/26	8,770,000	2,216,063
3.250% due 07/25/25	40,560,000	10,949,036
4.000% due 01/22/24	$10,340,000	11,446,907
Portugal Government (Portugal) 5.125% due 10/15/24 ~	5,320,000	5,317,691
Russian Federal (Russia)
7.050% due 01/19/28	RUB 1,045,090,000	15,515,546
8.150% due 02/03/27	245,510,000	3,963,504

Total Foreign Government Bonds & Notes (Cost $270,843,768)		248,499,974

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 1.963% due 01/29/46 §	$2,500,000	2,239,865

Total Municipal Bonds (Cost $2,101,479)		2,239,865

PURCHASED OPTIONS - 0.0%
(See Note (d) in Notes to Schedule of Investments) (Cost $1,574,435)		892,061

SHORT-TERM INVESTMENTS - 2.4%

Repurchase Agreements - 2.4%

Bank of America Corp 0.470% due 10/03/16 (Dated 09/30/16, repurchase price of $75,802,969; collateralized by U.S. Treasury Bonds: 3.625% due 02/15/44 and value $77,724,630)	75,800,000	75,800,000
Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $10,745,291; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $10,963,425)	10,745,265	10,745,265

		86,545,265

Total Short-Term Investments (Cost $86,545,265)		86,545,265

TOTAL INVESTMENTS - 102.1% (Cost $3,595,404,795)		3,691,562,097

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(74,949,536)

NET ASSETS - 100.0%		$3,616,612,561

Notes to Schedule of Investment

(a)	As of September 30, 2016 the amount of $24,096,439 in cash was segregated with the broker(s) custodian as collateral for open futures contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AUD FX (12/16)	120	$140,742
CAD FX (12/16)	423	(221,335)
EUR FX (12/16)	12	636
Euro-Bobl (12/16)	482	29,437
Euro-BTP (12/16)	53	(24,509)
Eurodollar (12/16)	85	(7,714)
Eurodollar (03/17)	1,030	651,415
Eurodollar (06/17)	290	113,183
Eurodollar (03/18)	617	(59,993)
Eurodollar (12/18)	226	21,866
MXN FX (12/16)	201	(62,978)
U.S. Treasury 2-Year Notes (12/16)	869	193,733
U.S. Treasury 5-Year Notes (12/16)	13,723	2,328,265
U.S. Treasury Ultra Long Bonds (12/16)	80	(22,990)

		3,079,758

Short Futures Outstanding
Euro-Bund (12/16)	416	(552,819)
Euro-Buxl (12/16)	43	(4,708)
GBP FX (12/16)	26	48,178
Japanese Government 10-Year Bonds (12/16)	84	(737,904)
JPY FX (12/16)	1,655	(1,957,347)
U.S. Treasury 10-Year Notes (12/16)	800	(184,522)
U.S. Treasury Ultra 10-Year Notes (12/16)	758	105,632
U.S. Treasury Long Bonds (12/16)	1,412	2,012,165

		(1,271,325)

Total Futures Contracts		$1,808,433

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNY	302,480,949	USD	45,305,626	10/16	BRC	$57,444
EUR	62,557,300	USD	70,889,229	10/16	BRC	(583,161)
GBP	4,727,000	USD	6,131,179	10/16	CIT	(2,886)
IDR	237,071,530,000	USD	18,126,051	10/16	CIT	66,314
INR	950,000,000	USD	13,875,196	10/16	CIT	370,486
JPY	7,739,505,000	USD	77,262,159	10/16	BOA	(908,770)
JPY	370,000,000	USD	3,615,424	10/16	BOA	34,777
MXN	102,956,238	USD	5,671,496	10/16	BRC	(367,826)
USD	13,336,814	BRL	45,338,500	10/16	CIT	(563,080)
USD	26,318,003	CAD	34,100,000	10/16	CIT	323,807
USD	44,934,161	CNY	302,480,949	10/16	BRC	(428,908)
USD	4,818,082	CNY	32,096,861	11/16	BOA	15,751
USD	34,351,807	CNY	231,410,949	01/17	BRC	(92,355)
USD	10,535,913	CNY	71,070,000	01/17	CIT	(42,440)
USD	62,493,252	EUR	56,385,958	10/16	BRC	(877,050)
USD	18,126,392	EUR	16,127,915	11/16	BOA	(21,634)
USD	11,673,923	GBP	8,733,750	11/16	BOA	345,435
USD	9,020,146	INR	601,310,000	10/16	CIT	3,229
USD	7,793,169	JPY	781,460,000	10/16	BOA	83,746
USD	58,890,772	MXN	1,102,286,952	10/16	BRC	2,107,749
USD	19,787,730	MXN	376,253,794	10/16	JPM	443,924
USD	13,567,450	PLN	54,320,000	10/16	BRC	(634,395)

Total Forward Foreign Currency Contracts						($669,843)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(d)	Purchased options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD	MXN 18.50	10/27/16	JPM	$54,421,700	$776,598	$176,925

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (11/16)	$121.75	10/21/16	CME	103	$20,452	$19,313
Call - U.S. Treasury 10-Year Notes (11/16)	131.00	10/21/16	CME	175	90,209	101,172
Call - U.S. Treasury 30-Year Bonds (11/16)	167.00	10/21/16	CME	39	58,017	87,141
Call - U.S. Treasury 30-Year Bonds (11/16)	168.00	10/21/16	CME	80	120,776	132,500
Call - U.S. Treasury 30-Year Bonds (11/16)	169.00	10/21/16	CME	19	23,812	22,562
Call - U.S. Treasury 30-Year Bonds (11/16)	171.00	10/21/16	CME	39	26,939	21,937
Call - EUR FX (11/16)	1.14	11/04/16	CME	31	17,538	19,375
Call - EUR FX (12/16)	1.14	12/09/16	CME	31	40,013	42,625

					397,756	446,625

Put - JPY FX (10/16)	97.00	10/07/16	CME	23	21,637	1,725
Put - U.S. Treasury 5-Year Notes (11/16)	115.50	10/21/16	CME	8,861	167,251	8,861
Put - JPY FX (11/16)	98.00	11/04/16	CME	79	87,807	92,825
Put - JPY FX (11/16)	99.00	11/04/16	CME	44	55,968	78,100
Put - U.S. Treasury 10-Year Notes (12/16)	131.00	11/25/16	CME	80	51,510	67,500
Put - JPY FX (12/16)	98.00	12/09/16	CME	10	15,908	19,500

					400,081	268,511

					$797,837	$715,136

Total Purchased Options					$1,574,435	$892,061

(e)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2015	10,476	24,800,000	$3,191,722
Call Options Written	28,529	12,230,000	17,541,561
Put Options Written	23,415	-	12,092,994
Call Options Exercised	(9,534)	-	(5,998,995)
Put Options Exercised	(5,009)	-	(1,871,542)
Call Options Expired	(13,960)	(37,030,000)	(7,985,769)
Put Options Expired	(23,084)	-	(9,459,352)
Call Options Closed	(4,506)	-	(3,213,854)
Put Options Closed	(1,799)	-	(1,135,034)

Outstanding, September 30, 2016	4,528	-	$3,161,731

(f)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - EUR FX (10/16)	$1.14	10/07/16	CME	30	$20,527	($3,000)
Call - JPY FX (10/16)	98.00	10/07/16	CME	132	206,571	(184,800)
Call - JPY FX (10/16)	99.00	10/07/16	CME	36	51,608	(23,850)
Call - JPY FX (10/16)	100.00	10/07/16	CME	60	78,168	(17,250)
Call - U.S. Treasury 5-Year Notes (11/16)	122.00	10/21/16	CME	210	33,771	(22,969)
Call - U.S. Treasury 10-Year Notes (11/16)	131.50	10/21/16	CME	458	227,527	(164,594)
Call - U.S. Treasury 10-Year Notes (11/16)	132.00	10/21/16	CME	354	145,146	(71,906)
Call - U.S. Treasury 30-Year Bonds (11/16)	170.00	10/21/16	CME	59	72,590	(48,859)
Call - U.S. Treasury 30-Year Bonds (11/16)	172.00	10/21/16	CME	239	299,270	(89,625)
Call - U.S. Treasury 30-Year Bonds (11/16)	174.00	10/21/16	CME	64	52,761	(12,000)
Call - U.S. Treasury 5-Year Notes (12/16)	122.00	11/25/16	CME	254	100,362	(75,406)
Call - U.S. Treasury 10-Year Notes (12/16)	132.00	11/25/16	CME	657	364,833	(349,031)
Call - U.S. Treasury 10-Year Notes (12/16)	133.00	11/25/16	CME	341	210,673	(101,234)
Call - U.S. Treasury 10-Year Notes (12/16)	134.00	11/25/16	CME	122	34,713	(20,969)
Call - U.S. Treasury 10-Year Notes (12/16)	134.50	11/25/16	CME	83	19,183	(11,672)
Call - U.S. Treasury 30-Year Bonds (12/16)	170.00	11/25/16	CME	60	76,680	(113,438)
Call - U.S. Treasury 30-Year Bonds (12/16)	172.00	11/25/16	CME	120	148,001	(148,125)
Call - U.S. Treasury 30-Year Bonds (12/16)	174.00	11/25/16	CME	255	470,640	(203,203)

					2,613,024	(1,661,931)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - JPY FX (10/16)	$94.00	10/07/16	CME	15	$8,201	($94)
Put - JPY FX (10/16)	95.00	10/07/16	CME	30	29,552	(375)
Put - JPY FX (10/16)	96.00	10/07/16	CME	2	2,306	(37)
Put - U.S. Treasury 5-Year Notes (11/16)	121.00	10/21/16	CME	252	78,884	(27,563)
Put - U.S. Treasury 10-Year Notes (11/16)	130.00	10/21/16	CME	330	160,959	(51,563)
Put - U.S. Treasury 10-Year Notes (11/16)	130.75	10/21/16	CME	60	18,555	(21,562)
Put - U.S. Treasury 10-Year Notes (11/16)	131.00	10/21/16	CME	63	22,436	(28,547)
Put - U.S. Treasury 30-Year Bonds (11/16)	164.00	10/21/16	CME	43	67,079	(14,781)
Put - JPY FX (1116)	95.00	11/04/16	CME	36	39,983	(9,000)
Put - JPY FX (11/16)	97.00	11/04/16	CME	30	17,153	(22,125)
Put - U.S. Treasury 10-Year Notes (12/16)	127.50	11/25/16	CME	83	24,371	(7,781)
Put - U.S. Treasury 10-Year Notes (12/16)	130.50	11/25/16	CME	19	12,110	(11,875)
Put - U.S. Treasury 30-Year Bonds (12/16)	166.00	11/25/16	CME	11	17,183	(19,422)
Put - U.S. Treasury 30-Year Bonds (12/16)	168.00	11/25/16	CME	20	49,935	(52,500)

					548,707	(267,225)

Total Written Options					$3,161,731	($1,929,156)

(g)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 26 5Y	5.000%	06/20/21	CME	$-	$99	$-	$99
CDX HY 27 5Y	5.000%	12/20/21	CME	6,053,382	(272,575)	(261,641)	(10,934)

					($272,476)	($261,641)	($10,835)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.185%	06/13/21	$57,590,000	$200,685	$-	$200,685

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD - LIBOR	CME	1.897%	08/31/22	$138,800,000	($5,287,749)	$-	($5,287,749)
3-Month USD - LIBOR	CME	1.900%	11/30/22	277,388,000	(12,018,886)	-	(12,018,886)
3-Month USD - LIBOR	CME	1.267%	05/15/23	136,320,000	257,657	53,146	204,511
3-Month USD - LIBOR	CME	1.580%	06/13/26	57,440,000	(795,056)	8,108	(803,164)
6-Month JPY - LIBOR	CME	0.641%	05/09/46	JPY 2,649,800,000	(1,427,389)	-	(1,427,389)

					($19,271,423)	$61,254	($19,332,677)

					($19,070,738)	$61,254	($19,131,992)

Total Swap Agreements					($19,343,214)	($200,387)	($19,142,827)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,408,554	$5,408,554	$-	$-
	Corporate Bonds & Notes	1,217,843,709	-	1,217,843,709	-
	Senior Loan Notes	124,144,586	-	124,144,586	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	234,823,473	-	234,823,473	-
	Collateralized Mortgage Obligations - Residential	406,020,737	-	394,883,986	11,136,751
	Fannie Mae	280,403,995	-	280,403,995	-
	Freddie Mac	104,500,439	-	104,500,439	-
	Government National Mortgage Association	87,834,814	-	87,834,814	-

	Total Mortgage-Backed Securities	1,113,583,458	-	1,102,446,707	11,136,751

	Asset-Backed Securities	143,992,969	-	115,666,563	28,326,406
	U.S. Government Agency Issues	71,940,131	-	71,940,131	-
	U.S. Treasury Obligations	676,471,525	-	676,471,525	-
	Foreign Government Bonds & Notes	248,499,974	-	248,499,974	-
	Municipal Bonds	2,239,865	-	2,239,865	-
	Short-Term Investments	86,545,265	-	86,545,265	-
	Derivatives:
	Credit Contracts
	Swaps	99	-	99	-
	Foreign Currency Contracts
	Futures	189,556	189,556	-	-
	Forward Foreign Currency Contracts	3,852,662	-	3,852,662	-
	Purchased Options	431,075	254,150	176,925	-

	Total Foreign Currency Contracts	4,473,293	443,706	4,029,587	-

	Interest Rate Contracts
	Futures	5,455,696	5,455,696	-	-
	Purchased Options	460,986	460,986	-	-
	Swaps	458,342	-	458,342	-

	Total Interest Rate Contracts	6,375,024	5,916,682	458,342	-

	Total Asset - Derivatives	10,848,416	6,360,388	4,488,028	-

	Total Assets	3,701,518,452	11,768,942	3,650,286,353	39,463,157

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(272,575)	-	(272,575)	-
	Foreign Currency Contracts
	Futures	(2,241,660)	(2,241,660)	-	-
	Forward Foreign Currency Contracts	(4,522,505)	-	(4,522,505)	-
	Written Options	(260,531)	(260,531)	-	-

	Total Foreign Currency Contracts	(7,024,696)	(2,502,191)	(4,522,505)	-

	Interest Rate Contracts
	Futures	(1,595,159)	(1,595,159)	-	-
	Written Options	(1,668,625)	(1,668,625)	-	-
	Swaps	(19,529,080)	-	(19,529,080)	-

	Total Interest Rate Contracts	(22,792,864)	(3,263,784)	(19,529,080)	-

	Total Liabilities - Derivatives	(30,090,135)	(5,765,975)	(24,324,160)	-

	Total Liabilities	(30,090,135)	(5,765,975)	(24,324,160)	-

	Total	$3,671,428,317	$6,002,967	$3,625,962,193	$39,463,157

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2016:

	Senior Loan Notes	Mortgaged-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$839,811	$35,375,684	$39,448,730	$75,664,225
Purchases	-	-	-	-
Sales (Includes Paydowns)	(849,759)	(8,394,099)	(11,019,351)	(20,263,209)
Accrued Discounts (Premiums)	-	44,214	(436)	43,778
Net Realized Gains (Losses)	(115,541)	65,532	21,935	(28,074)
Change in Net Unrealized Appreciation (Depreciation)	125,489	(1,459,979)	(124,472)	(1,458,962)
Transfers In	-	-	-	-
Transfers Out	-	(14,494,601)	-	(14,494,601)

Value, End of Period	$-	$11,136,751	$28,326,406	$39,463,157

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	($1,599,873)	($315,170)	($1,915,043)

The significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.3%

Communications - 2.3%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$2,675,000	$2,775,312
CSC Holdings LLC 6.625% due 10/15/25 ~	2,450,000	2,664,375
T-Mobile USA Inc
6.125% due 01/15/22	1,550,000	1,652,688
6.500% due 01/15/24	1,500,000	1,628,355

		8,720,730

Consumer, Cyclical - 0.6%

ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	1,000,000	1,080,000
NPC International Inc 10.500% due 01/15/20	1,000,000	1,050,000

		2,130,000

Industrial - 1.4%

Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	2,000,000	2,002,500
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	3,000,000	3,097,500

		5,100,000

Total Corporate Bonds & Notes (Cost $15,549,880)		15,950,730

SENIOR LOAN NOTES - 94.7%

Basic Materials - 1.9%

Allnex USA Inc Term B3 due 09/13/23 µ	214,838	217,255
Avantor Performance Materials Inc
due 06/07/22 µ	101,796	102,306
(1st Lien)
due 06/07/22 µ	398,204	400,195
Emerald Performance Materials LLC
(1st Lien)
4.500% due 08/01/21 §	961,818	967,028
(2nd Lien)
7.750% due 08/01/22 §	250,000	250,000
Huntsman International LLC Term B 4.250% due 04/01/23 §	995,000	1,003,084
MacDermid Inc Term B3 due 06/07/20 µ	1,000,000	1,005,179
PQ Corp 5.750% due 11/04/22 §	2,992,500	3,016,814

		6,961,861

Communications - 5.3%

Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	2,465,927	2,484,113
CSC Holdings LLC Term B 5.000% due 10/09/22 §	5,481,250	5,501,805
iHeartCommunications Inc Term D 7.274% due 01/30/19 §	4,600,000	3,542,957
JD Power & Associates (1st Lien) 5.250% due 09/07/23 §	500,000	505,000
Level 3 Financing Inc Term B 4.000% due 01/15/20 §	2,000,000	2,013,750
Polyconcept Investments BV Term B (Netherlands) 6.250% due 08/10/23 §	500,000	505,625
Uber Technologies Term B 5.000% due 07/13/23 §	5,000,000	5,009,895

		19,563,145

	Principal Amount	Value
Consumer, Cyclical - 25.2%

24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	$2,443,750	$2,359,685
American Builders Contractors Term B due 09/23/23 µ	500,000	501,719
American Tire Distributors Holdings Inc 5.250% due 09/01/21 §	3,844,765	3,802,715
Beacon Roofing Supply Inc Term B 3.500% due 10/01/22 §	993,744	999,334
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	2,116,720	2,122,011
(2nd Lien)
8.500% due 03/26/20 §	3,040,235	3,058,477
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	4,804,142	4,789,129
Caesars Growth Properties Holdings LLC Term B due 05/08/21 µ	1,550,000	1,534,500
California Pizza Kitchen Inc 7.000% due 08/23/22 §	1,000,000	996,667
CEC Entertainment Inc Term B 4.000% due 02/14/21 §	5,484,375	5,405,049
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	1,486,926	1,498,388
ClubCorp Club Operations Inc 4.000% due 12/15/22 §	3,801,033	3,819,446
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	5,226,901	5,292,237
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	5,390,000	5,221,563
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,302,202	3,305,642
Leslie’s Poolmart Inc 5.250% due 08/16/23 §	2,500,000	2,520,313
Nexeo Solutions LLC 5.250% due 06/09/23 §	4,637,500	4,678,078
NPC International Inc Term B 4.750% due 12/28/18 §	6,598,619	6,627,488
Petco Animal Supplies Inc
Term B1
5.000% due 01/26/23 §	7,849,444	7,932,303
Term B2
5.002% due 01/26/23 §	508,556	513,747
PetSmart Inc Term B1 4.250% due 03/11/22 §	7,900,000	7,924,687
Rite Aid Corp
(2nd Lien)
4.875% due 06/21/21 §	1,000,000	1,003,625
5.750% due 08/21/20 §	9,276,000	9,315,135
Univar Inc 4.250% due 07/01/22 §	7,917,519	7,930,717

		93,152,655

Consumer, Non-Cyclical - 17.6%

Air Medical Group Holdings Inc Term B 4.250% due 04/28/22 §	997,475	991,739
Albertsons LLC
Term B4
4.500% due 08/25/21 §	1,399,397	1,409,543
Term B6
4.750% due 06/22/23 §	3,035,246	3,067,496
Amgh Holding Corp Term B1 due 04/28/22 µ	2,000,000	2,012,500
Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	4,428,083	4,405,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Camelot UK Holding Co Ltd Term B (United Kingdom) due 09/07/23 µ	$5,000,000	$5,008,595
Candy Intermediate Holdings Inc 5.500% due 06/15/23 §	498,750	501,867
Chobani LLC (1st Lien) due 09/30/23 µ	500,000	497,500
Community Health Systems Inc
Term G
3.750% due 12/31/19 §	1,700,728	1,670,256
Term H
4.000% due 01/27/21 §	3,385,726	3,330,284
IASIS Healthcare LLC Term B2 4.500% due 05/03/18 §	4,642,781	4,599,979
inVentiv Health Inc Term B due 09/28/23 µ	3,000,000	3,006,000
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	3,706,856	3,723,073
KAR Auction Services Inc Term B3 4.375% due 03/09/23 §	1,492,500	1,514,402
MPH Acquisition Holdings LLC Term B 5.000% due 06/07/23 §	2,327,089	2,359,087
NBTY Inc Term B 5.000% due 05/05/23 §	5,236,875	5,265,243
Prime Security Services Borrower LLC
(1st Lien)
4.750% due 07/01/21 §	1,241,263	1,255,382
(2nd Lien)
9.750% due 07/01/22 §	1,038,462	1,057,154
Term B1
4.750% due 05/02/22 §	2,493,750	2,522,194
Reddy Ice Corp (1st Lien) 7.160% due 05/01/19 §	2,909,585	2,776,835
ServiceMaster Co Term B 4.250% due 07/01/21 §	4,424,811	4,478,046
US Foods Inc Term B 4.000% due 06/27/23 §	2,103,223	2,120,876
USAGM HoldCo LLC
4.750% due 07/28/22 §	2,977,500	2,962,612
5.008% due 07/28/22 §	294,371	295,567
5.500% due 07/28/22 §	2,920,530	2,932,396
WEX Inc Term B 4.250% due 07/01/23 §	1,496,250	1,514,953

		65,279,522

Diversified - 0.9%

Allnex & CY SCA Term B2 (Luxembourg) due 09/13/23 µ	285,162	288,370
First Eagle Investment Management LLC 4.838% due 12/01/22 §	2,973,731	2,970,014

		3,258,384

Energy - 4.4%

CJ Holding Co Term B2 due 03/24/22 µ	2,115,000	1,772,634
EP Energy LLC
9.750% due 06/30/21 § µ	4,800,079	4,724,079
Term B3
due 05/24/18 µ	115,921	110,705
Fieldwood Energy LLC
(1st Lien)
3.875% due 10/01/18 § µ	3,845,000	3,383,600
8.000% due 08/31/20 §	1,250,000	1,035,938
PowerTeam Services LLC (2nd Lien) 8.250% due 11/06/20 §	1,500,000	1,496,250
Vertiv Co Term B due 09/29/23 µ	4,000,000	3,880,000

		16,403,206

	Principal Amount	Value
Financial - 9.4%

AlixPartners LLP Term B 4.500% due 07/28/22 §	$7,427,481	$7,453,789
AmWINS Group LLC Term B 4.750% due 09/06/19 §	2,175,791	2,191,657
DTZ US Borrower LLC
(1st lien)
4.250% due 11/04/21 §	4,699,325	4,703,733
(2nd Lien)
9.250% due 11/04/22 §	1,500,000	1,509,375
Hub International Ltd Term B 4.000% due 10/02/20 §	9,076,581	9,085,803
UFC Holdings LLC (1st Lien) 5.000% due 08/18/23 §	1,000,000	1,008,214
USI Inc Term B 4.250% due 12/27/19 §	5,093,653	5,101,614
Vertafore Inc (1st Lien) 4.750% due 06/30/23 §	2,250,000	2,260,019
WaveDivision Holdings LLC Term B 4.000% due 10/15/19 §	1,496,141	1,498,947

		34,813,151

Industrial - 20.3%

Allflex Holdings III Inc (1st Lien) 4.250% due 07/20/20 §	5,898,146	5,887,087
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,342,500	4,286,864
Ardagh Holdings USA Inc 4.000% due 12/17/19 §	1,710,992	1,717,944
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	4,713,308	4,742,276
Camp International Holding Co
(1st Lien)
4.750% due 08/11/23 §	2,903,984	2,904,893
(2nd Lien)
8.250% due 08/12/24 §	659,150	662,034
Crosby US Acquisition Corp
(1st Lien)
4.000% due 11/23/20 §	1,937,367	1,635,259
(2nd Lien)
7.000% due 11/22/21 §	1,000,000	693,750
EWT Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	1,945,000	1,949,862
5.500% due 01/15/21 §	497,500	499,988
Gardner Denver Inc 4.250% due 07/30/20 §	2,604,859	2,529,318
Gates Global Inc Term B 4.250% due 07/06/21 §	5,286,253	5,215,924
GFL Environmental Inc (Canada) due 09/23/23 µ	500,000	500,937
GYP Holdings III Corp (1st Lien) 4.500% due 04/01/21 § µ	5,626,244	5,598,113
Headwaters Inc Term B 4.000% due 03/24/22 §	2,725,600	2,738,377
HGIM Corp Term B due 06/18/20 µ	1,565,000	989,862
Jeld-Wen Inc 4.750% due 07/01/22 §	5,445,000	5,484,705
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	2,344,939	2,378,620
Pregis Corp 4.345% due 05/14/21 §	2,681,307	2,672,365
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	3,098,659	3,125,450
Reynolds Group Holdings Inc 4.250% due 02/05/23 §	2,029,954	2,038,604
Safway Group Holding LLC Term B 5.750% due 08/19/23 §	5,000,000	5,041,665

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Silver II US Holdings LLC 4.000% due 12/13/19 §	$3,500,755	$3,281,958
SRS Distribution Inc Term B 5.250% due 08/25/22 § µ	4,321,043	4,356,151
Tekni-Plex Inc Term B 4.500% due 06/01/22 §	493,750	493,195
TransDigm Inc Term E 3.750% due 05/14/22 §	2,350,094	2,354,745
WireCo WorldGroup Inc (2nd Lien) due 07/20/24 µ	500,000	501,250
Zekelman Industries Inc Term B 6.000% due 06/14/21 §	997,500	1,013,709

		75,294,905

Technology – 7.7%

Applied Systems Inc (2nd Lien) 7.500% due 01/24/22 §	2,908,725	2,931,146
Avago Technologies Cayman Ltd Term B3 (Cayman) 3.524% due 02/01/23 §	1,560,605	1,581,088
Cypress Semiconductor Corp Term B 6.500% due 07/05/21 §	500,000	506,250
First Data Corp 4.275% due 07/08/22 §	500,000	503,576
Infor US Inc Term B5 3.750% due 06/03/20 §	1,759,869	1,749,498
ON Semiconductor Corp Term B 5.250% due 03/31/23 §	5,000,000	5,036,110
Press Ganey Holdings Inc (1st Lien) due 09/20/23 µ	1,500,000	1,492,500
RP Crown Parent LLC
6.000% due 12/21/18 § µ	5,587,564	5,585,625
Term B
due 09/22/23 µ	1,300,000	1,296,750
Solera LLC Term B 5.750% due 03/03/23 §	5,718,747	5,783,975
Sophia LP Term B 4.750% due 09/30/22 §	1,966,318	1,969,596

		28,436,114

Utilities - 2.0%

Texas Competitive Electric Holdings Co LLC
Term Loan B
5.000% due 10/31/17 § µ	5,903,571	5,947,848
Term Loan C
5.000% due 10/31/17 § µ	1,346,429	1,356,527

		7,304,375

Total Senior Loan Notes (Cost $348,616,923)		350,467,318

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $5,822,501; collateralized by U.S. Treasury Notes: 1.625% due 07/31/20 and value $5,941,988)	$5,822,486	$5,822,486

Total Short-Term Investment (Cost $5,822,486)		5,822,486

TOTAL INVESTMENTS - 100.6% (Cost $369,989,289)		372,240,534

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(2,335,413)

NET ASSETS - 100.0%		$369,905,121

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $282,313 or less than 0.1% of the net assets as of September 30, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
USAGM HoldCo LLC	$282,313	$286,258	$3,945

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,950,730	$-	$15,950,730	$-
	Senior Loan Notes	350,467,318	-	347,083,718	3,383,600
	Short-Term Investment	5,822,486	-	5,822,486	-
	Unfunded Loan Commitment	3,945	-	3,945	-

	Total	$372,244,479	$-	$368,860,879	$3,383,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Seventy Seven Energy Inc Exercise @ $23.82 Exp 08/01/21 *	474	$2,548

Total Warrants (Cost $30,229)		2,548

PREFERRED STOCKS - 0.0%

Energy - 0.0%

Alpha Natural Resources Holdings Inc ‘A’	3,821	1,896
Alpha Natural Resources Operating Co ‘A’	3,821	12,266

		14,162

Total Preferred Stocks (Cost $7,260)		14,162

COMMON STOCKS - 0.3%

Basic Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	10,647

Communications - 0.0%

Nelson Education Ltd +	270,923	-

Consumer, Non-Cyclical - 0.2%

IAP Worldwide Services Inc +	121	1,191,903
Millennium Health LLC	46,636	30,896

		1,222,799

Energy - 0.0%

Contura Energy Inc *	5,144	214,762
Seventy Seven Energy Inc *	87	1,640

		216,402

Financial - 0.1%

EME Reorganization Trust *	202,312	931
RCS Capital Corp	33,878	254,085

		255,016

Utilities - 0.0%

Southcross Holdings Borrower LP	52	-
Southcross Holdings Borrower LP ‘A’	52	19,370

		19,370

Total Common Stocks (Cost $917,169)		1,724,234

	Principal Amount

CORPORATE BONDS & NOTES - 5.8%

Basic Materials - 0.3%

ArcelorMittal (Luxembourg) 7.250% due 02/25/22	$40,000	45,600
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	217,580
Freeport-McMoRan Inc 4.550% due 11/14/24	40,000	36,450
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	105,000	99,225

	Principal Amount	Value
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	$145,000	$151,525
New Gold Inc (Canada) 6.250% due 11/15/22 ~	110,000	113,025
Platform Specialty Products Corp
6.500% due 02/01/22 ~	95,000	92,863
10.375% due 05/01/21 ~	30,000	32,475
PQ Corp 6.750% due 11/15/22 ~	160,000	170,000
Tronox Finance LLC
6.375% due 08/15/20	175,000	162,312
7.500% due 03/15/22 ~	40,000	36,700
Valvoline Inc 5.500% due 07/15/24 ~	15,000	15,750
Versum Materials Inc 5.500% due 09/30/24 ~	25,000	25,750
WR Grace & Co 5.125% due 10/01/21 ~	55,000	58,575

		1,257,830

Communications - 1.2%

Acosta Inc 7.750% due 10/01/22 ~	90,000	74,475
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	206,000
Altice US Finance I Corp 5.500% due 05/15/26 ~	200,000	207,000
Avaya Inc 9.000% due 04/01/19 ~	80,000	60,200
Cablevision Systems Corp 8.000% due 04/15/20	20,000	21,000
CCO Holdings LLC
5.250% due 09/30/22	200,000	209,500
5.375% due 05/01/25 ~	155,000	162,944
5.750% due 02/15/26 ~	85,000	90,312
CenturyLink Inc
6.750% due 12/01/23	60,000	62,625
7.500% due 04/01/24	60,000	64,200
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	15,000	15,506
Cincinnati Bell Inc 7.000% due 07/15/24 ~	125,000	128,437
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	243,675
CommScope Inc 4.375% due 06/15/20 ~	35,000	36,138
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	80,000	85,700
CSC Holdings LLC
5.250% due 06/01/24	100,000	95,250
6.750% due 11/15/21	100,000	106,000
8.625% due 02/15/19	35,000	39,178
10.125% due 01/15/23 ~	200,000	231,250
DISH DBS Corp
5.875% due 07/15/22	100,000	103,250
5.875% due 11/15/24	75,000	74,344
Frontier Communications Corp
6.250% due 09/15/21	70,000	67,637
6.875% due 01/15/25	80,000	71,100
10.500% due 09/15/22	30,000	31,913
11.000% due 09/15/25	160,000	167,400
Hughes Satellite Systems Corp
5.250% due 08/01/26 ~	40,000	39,600
6.625% due 08/01/26 ~	175,000	169,312
iHeartCommunications Inc 11.250% due 03/01/21	60,000	46,650
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	15,000	10,463
7.250% due 10/15/20	25,000	19,500
7.500% due 04/01/21	10,000	7,600
8.000% due 02/15/24 ~	60,000	60,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	$95,000	$32,063
8.125% due 06/01/23	155,000	53,088
Level 3 Financing Inc
5.250% due 03/15/26 ~	60,000	62,100
5.375% due 01/15/24	45,000	46,997
MDC Partners Inc 6.500% due 05/01/24 ~	165,000	152,212
MHGE Parent LLC 8.500% due 08/01/19 ~	45,000	45,788
Netflix Inc 5.875% due 02/15/25	90,000	97,875
SFR Group SA (France)
6.000% due 05/15/22 ~	205,000	209,869
7.375% due 05/01/26 ~	200,000	204,688
Sirius XM Radio Inc
5.875% due 10/01/20 ~	30,000	30,881
6.000% due 07/15/24 ~	150,000	160,312
Sprint Communications Inc
7.000% due 08/15/20	110,000	111,100
9.125% due 03/01/17	100,000	102,625
Sprint Corp
7.250% due 09/15/21	80,000	80,800
7.625% due 02/15/25	80,000	79,600
7.875% due 09/15/23	500,000	507,500
Starz LLC 5.000% due 09/15/19	85,000	86,255
T-Mobile USA Inc
6.250% due 04/01/21	65,000	68,453
6.500% due 01/15/26	245,000	272,256
6.625% due 04/01/23	55,000	59,263
6.633% due 04/28/21	70,000	73,937
6.731% due 04/28/22	25,000	26,344
Tribune Media Co 5.875% due 07/15/22	120,000	122,025
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	204,000
Zayo Group LLC 6.375% due 05/15/25	45,000	48,094
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	150,000	149,250
Ziggo Secured Finance BV (Netherlands) 5.500% due 01/15/27 ~	150,000	150,000

		6,245,984

Consumer, Cyclical - 0.8%

American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	73,200
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	228,437
Beazer Homes USA Inc 8.750% due 03/15/22 ~	15,000	15,863
Boyd Gaming Corp 6.375% due 04/01/26 ~	35,000	37,713
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	62,550	23,769
Dollar Tree Inc
5.250% due 03/01/20	80,000	83,400
5.750% due 03/01/23	190,000	205,437
GLP Capital LP 5.375% due 04/15/26	75,000	80,813
Great Western Petroleum LLC 9.000% due 09/30/21 ~	75,000	75,375
HD Supply Inc
5.250% due 12/15/21 ~	65,000	68,981
5.750% due 04/15/24 ~	45,000	47,363
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	55,000	56,375
Hot Topic Inc 9.250% due 06/15/21 ~	195,000	207,675

	Principal Amount	Value
L Brands Inc 6.875% due 11/01/35	$95,000	$104,025
Landry’s Inc 6.750% due 10/15/24 # ~	25,000	25,500
MGM Resorts International
6.000% due 03/15/23	105,000	114,187
7.750% due 03/15/22	365,000	424,312
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	57,131
National CineMedia LLC 6.000% due 04/15/22	60,000	62,850
Navistar International Corp 8.250% due 11/01/21	55,000	54,725
NCL Corp Ltd
4.625% due 11/15/20 ~	85,000	85,425
5.250% due 11/15/19 ~	45,000	45,675
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	105,000	109,462
Party City Holdings Inc 6.125% due 08/15/23 ~	150,000	160,687
PetSmart Inc 7.125% due 03/15/23 ~	140,000	147,350
Sabre GLBL Inc
5.250% due 11/15/23 ~	80,000	81,800
5.375% due 04/15/23 ~	35,000	36,138
Sally Holdings LLC 5.625% due 12/01/25	110,000	118,937
Tempur Sealy International Inc 5.625% due 10/15/23	70,000	74,375
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	108,388
The Scotts Miracle-Gro Co 6.000% due 10/15/23 ~	280,000	299,600
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	104,750
Viking Cruises Ltd
6.250% due 05/15/25 ~	70,000	65,800
8.500% due 10/15/22 ~	85,000	87,550
Vista Outdoor Inc 5.875% due 10/01/23 ~	70,000	73,500
Yum! Brands Inc 3.750% due 11/01/21	30,000	30,563
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	164,494

		3,841,625

Consumer, Non-Cyclical - 1.3%

Acadia Healthcare Co Inc 6.500% due 03/01/24	55,000	57,750
Albertsons Cos LLC 5.750% due 03/15/25 ~	80,000	80,000
Alere Inc
6.375% due 07/01/23 ~	125,000	128,125
6.500% due 06/15/20	80,000	80,400
Amsurg Corp
5.625% due 11/30/20	50,000	51,500
5.625% due 07/15/22	75,000	76,969
Capsugel SA 7.000% PIK due 05/15/19 ~	27,000	27,084
CEB Inc 5.625% due 06/15/23 ~	140,000	138,250
Centene Corp
4.750% due 05/15/22	35,000	36,313
5.625% due 02/15/21	70,000	74,550
6.125% due 02/15/24	70,000	76,125
Central Garden & Pet Co 6.125% due 11/15/23	110,000	118,525
CHS/Community Health Systems Inc
6.875% due 02/01/22	20,000	17,300
7.125% due 07/15/20	160,000	149,520

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	$200,000	$199,800
Dean Foods Co 6.500% due 03/15/23 ~	225,000	239,062
DJO Finco Inc 8.125% due 06/15/21 ~	50,000	46,625
FTI Consulting Inc 6.000% due 11/15/22	325,000	342,469
HCA Inc
4.500% due 02/15/27	25,000	25,156
5.875% due 02/15/26	100,000	106,750
6.500% due 02/15/20	25,000	27,750
7.500% due 02/15/22	390,000	448,500
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	45,000	48,254
Hologic Inc 5.250% due 07/15/22 ~	120,000	127,800
IHS Markit Ltd 5.000% due 11/01/22 ~	95,000	100,994
Jaguar Holding Co II 6.375% due 08/01/23 ~	245,000	255,412
Kinetic Concepts Inc
7.875% due 02/15/21 ~	30,000	32,550
9.625% due 10/01/21 ~	60,000	60,150
10.500% due 11/01/18	250,000	262,875
Laureate Education Inc 9.250% due 09/01/19 ~	530,000	510,920
Mallinckrodt International Finance SA
4.875% due 04/15/20 ~	50,000	51,250
5.500% due 04/15/25 ~	50,000	47,750
5.625% due 10/15/23 ~	95,000	91,437
MEDNAX Inc 5.250% due 12/01/23 ~	55,000	57,956
NBTY Inc 7.625% due 05/15/21 ~	210,000	215,212
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	20,625
Pinnacle Foods Finance LLC 5.875% due 01/15/24 ~	35,000	37,538
Post Holdings Inc
5.000% due 08/15/26 ~	75,000	74,813
6.750% due 12/01/21 ~	25,000	26,938
7.750% due 03/15/24 ~	70,000	78,750
8.000% due 07/15/25 ~	35,000	40,228
PRA Holdings Inc 9.500% due 10/01/23 ~	45,000	49,725
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	125,000	136,562
Spectrum Brands Inc
5.750% due 07/15/25	130,000	141,050
6.625% due 11/15/22	45,000	48,938
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	75,000	79,125
Team Health Inc 7.250% due 12/15/23 ~	145,000	156,419
Teleflex Inc 5.250% due 06/15/24	35,000	36,663
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	74,200
6.750% due 06/15/23	30,000	27,975
8.125% due 04/01/22	130,000	130,650
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	52,250
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	85,440
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	39,900
TMS International Corp 7.625% due 10/15/21 ~	80,000	68,800

	Principal Amount	Value
TreeHouse Foods Inc 6.000% due 02/15/24 ~	$140,000	$151,375
United Rentals North America Inc
6.125% due 06/15/23	15,000	15,825
7.625% due 04/15/22	155,000	165,850
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	195,000	183,787
Valeant Pharmaceuticals International Inc
5.625% due 12/01/21 ~	50,000	44,875
6.125% due 04/15/25 ~	125,000	107,969
7.500% due 07/15/21 ~	75,000	72,844
Vizient Inc 10.375% due 03/01/24 ~	55,000	63,250
WellCare Health Plans Inc 5.750% due 11/15/20	170,000	175,631

		6,799,078

Diversified - 0.0%

HRG Group Inc 7.875% due 07/15/19	140,000	147,700

Energy - 0.9%

Antero Midstream Partners LP 5.375% due 09/15/24 ~	25,000	25,375
Antero Resources Corp
5.375% due 11/01/21	145,000	147,537
5.625% due 06/01/23	55,000	56,306
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	35,000	34,388
Callon Petroleum Co 6.125% due 10/01/24 # ~	20,000	20,750
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	50,000	52,750
Chesapeake Energy Corp 8.000% due 12/15/22 ~	20,000	20,300
Concho Resources Inc 5.500% due 04/01/23	365,000	378,231
CrownRock LP 7.750% due 02/15/23 ~	160,000	172,400
CVR Refining LLC 6.500% due 11/01/22	175,000	159,250
Endeavor Energy Resources LP
7.000% due 08/15/21 ~	160,000	165,200
8.125% due 09/15/23 ~	40,000	42,800
Energy Transfer Equity LP 5.875% due 01/15/24	140,000	145,950
EP Energy LLC 7.750% due 09/01/22	55,000	33,000
Extraction Oil & Gas Holdings LLC 7.875% due 07/15/21 ~	20,000	20,850
Gulfport Energy Corp
6.625% due 05/01/23	105,000	108,150
7.750% due 11/01/20	195,000	203,287
Holly Energy Partners LP 6.000% due 08/01/24 ~	20,000	20,800
Matador Resources Co 6.875% due 04/15/23	70,000	72,800
Murphy Oil Corp 6.875% due 08/15/24	20,000	20,707
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	200,687
Newfield Exploration Co 5.625% due 07/01/24	205,000	211,150
Noble Energy Inc 5.625% due 05/01/21	42,000	43,799
Parsley Energy LLC
6.250% due 06/01/24 ~	60,000	62,250
7.500% due 02/15/22 ~	20,000	21,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
PBF Logistics LP 6.875% due 05/15/23	$75,000	$72,656
PDC Energy Inc 6.125% due 09/15/24 ~	15,000	15,638
Rice Energy Inc 7.250% due 05/01/23	55,000	59,125
RSP Permian Inc 6.625% due 10/01/22	130,000	136,825
Sabine Pass Liquefaction LLC
5.000% due 03/15/27 ~	65,000	66,788
5.625% due 02/01/21	115,000	122,906
5.625% due 04/15/23	100,000	107,250
5.625% due 03/01/25	110,000	118,662
5.750% due 05/15/24	200,000	216,250
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	90,000	93,825
6.875% due 06/30/23 ~	55,000	57,338
8.250% due 05/15/20 ~	210,000	224,437
Seventy Seven Energy Inc 6.500% due 07/15/22 * Y +	55,000	-
SM Energy Co
6.125% due 11/15/22	35,000	35,175
6.500% due 01/01/23	95,000	96,425
6.750% due 09/15/26	25,000	25,297
SunCoke Energy Partners LP 7.375% due 02/01/20	75,000	70,500
Sunoco LP 6.375% due 04/01/23 ~	200,000	206,500
Tesoro Corp 5.375% due 10/01/22	115,000	120,031
Tesoro Logistics LP
5.500% due 10/15/19	25,000	26,750
6.250% due 10/15/22	65,000	69,713
The Williams Cos Inc
3.700% due 01/15/23	100,000	97,500
4.550% due 06/24/24	10,000	10,246
5.750% due 06/24/44	15,000	15,525
Triangle USA Petroleum Corp 6.750% due 07/15/22 Y ~	60,000	13,500
Whiting Petroleum Corp 5.000% due 03/15/19	15,000	14,588
Williams Partners LP 4.875% due 03/15/24	15,000	15,184

		4,548,701

Financial - 0.3%

Aircastle Ltd 5.000% due 04/01/23	35,000	36,663
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	56,238
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	75,000	76,406
Ally Financial Inc 8.000% due 12/31/18	250,000	276,250
Communications Sales & Leasing Inc REIT 8.250% due 10/15/23	20,000	21,090
Double Eagle Acquisition Sub Inc 7.500% due 10/01/24 ~	90,000	91,912
Equinix Inc REIT 5.875% due 01/15/26	125,000	134,687
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	165,619
FBM Finance Inc 8.250% due 08/15/21 ~	55,000	57,750
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	105,000	111,825
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	75,000	73,500
HUB International Ltd (Canada) 7.875% due 10/01/21 ~	100,000	102,250

	Principal Amount	Value
Icahn Enterprises LP
3.500% due 03/15/17	$65,000	$65,240
6.000% due 08/01/20	75,000	75,562
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26 ~	40,000	40,200
5.625% due 05/01/24 ~	65,000	70,668
Navient Corp
5.000% due 10/26/20	45,000	44,494
5.500% due 01/15/19	140,000	142,450
Quicken Loans Inc 5.750% due 05/01/25 ~	35,000	34,913
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	56,100
USI Inc 7.750% due 01/15/21 ~	15,000	15,300

		1,749,117

Industrial - 0.5%

Advanced Disposal Services Inc 8.250% due 10/01/20	65,000	68,331
Anixter Inc 5.500% due 03/01/23	85,000	89,356
Berry Plastics Corp 6.000% due 10/15/22	45,000	47,700
Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	20,000	20,025
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	110,000	96,525
Builders FirstSource Inc
5.625% due 09/01/24 ~	50,000	51,500
10.750% due 08/15/23 ~	34,000	39,185
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	102,900
Clean Harbors Inc 5.125% due 06/01/21	45,000	46,238
Covanta Holding Corp
5.875% due 03/01/24	40,000	40,300
6.375% due 10/01/22	65,000	67,600
Erickson Air-Crane Inc 6.000% due 11/02/20 +	67,270	16,925
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	25,000	27,500
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	55,000	58,300
Manitowoc Foodservice Inc 9.500% due 02/15/24	70,000	80,150
Novelis Corp
5.875% due 09/30/26 ~	55,000	56,444
6.250% due 08/15/24 ~	40,000	42,600
Orbital ATK Inc 5.250% due 10/01/21	60,000	62,550
Owens-Brockway Glass Container Inc
5.875% due 08/15/23 ~	120,000	129,075
6.375% due 08/15/25 ~	130,000	143,406
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	211,000
Reynolds Group Issuer Inc (New Zealand)
8.250% due 02/15/21	100,000	104,344
9.875% due 08/15/19	230,000	237,187
Standard Industries Inc
5.375% due 11/15/24 ~	125,000	129,375
5.500% due 02/15/23 ~	90,000	94,500
6.000% due 10/15/25 ~	110,000	118,250
TransDigm Inc
6.000% due 07/15/22	125,000	132,500
6.500% due 07/15/24	120,000	126,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
USG Corp 5.875% due 11/01/21 ~	$25,000	$26,188
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	63,150	33,312
Watco Cos LLC 6.375% due 04/01/23 ~	70,000	71,050
XPO Logistics Inc 6.125% due 09/01/23 ~	25,000	25,750
Zebra Technologies Corp 7.250% due 10/15/22	170,000	185,300

		2,782,266

Technology - 0.4%

Camelot Finance SA (Luxembourg) 7.875% due 10/15/24 # ~	25,000	25,844
Change Healthcare Holdings Inc 6.000% due 02/15/21 ~	15,000	15,863
Diamond 1 Finance Corp 7.125% due 06/15/24 ~	150,000	165,072
First Data Corp
5.000% due 01/15/24 ~	30,000	30,563
6.750% due 11/01/20 ~	169,000	174,947
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	95,000	92,625
Infor US Inc
5.750% due 08/15/20 ~	45,000	47,419
6.500% due 05/15/22	75,000	76,313
Informatica LLC 7.125% due 07/15/23 ~	25,000	23,375
JDA Escrow LLC 7.375% due 10/15/24 # ~	15,000	15,450
Micron Technology Inc
5.250% due 08/01/23 ~	25,000	24,625
5.625% due 01/15/26 ~	55,000	53,213
7.500% due 09/15/23 ~	85,000	94,625
Microsemi Corp 9.125% due 04/15/23 ~	105,000	120,225
Quintiles IMS Inc 6.000% due 11/01/20 ~	100,000	101,562
Riverbed Technology Inc 8.875% due 03/01/23 ~	100,000	107,375
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	200,000	218,000
Solera LLC 10.500% due 03/01/24 ~	65,000	72,800
SS&C Technologies Holdings Inc 5.875% due 07/15/23	105,000	111,037
Western Digital Corp
7.375% due 04/01/23 ~	175,000	192,500
10.500% due 04/01/24 ~	175,000	203,656

		1,967,089

Utilities - 0.1%

Calpine Corp
5.375% due 01/15/23	170,000	170,212
5.750% due 01/15/25	55,000	54,450
Dynegy Inc
6.750% due 11/01/19	135,000	139,050
7.375% due 11/01/22	105,000	104,212
7.625% due 11/01/24	90,000	88,830
NRG Yield Operating LLC
5.000% due 09/15/26 ~	55,000	54,038
5.375% due 08/15/24	50,000	51,625

		662,417

Total Corporate Bonds & Notes (Cost $29,372,936)		30,001,807

	Principal Amount	Value
SENIOR LOAN NOTES - 88.6%

Basic Materials - 5.2%

Aruba Investments Inc Term B 4.500% due 02/02/22 §	$239,874	$239,422
Axalta Coating Systems US Holdings Inc 3.750% due 02/01/20 §	3,523,476	3,550,177
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	408,773	410,987
Fairmount Santrol Inc Term B1
4.500% due 07/15/18 §	158,438	149,723
Term B2
4.500% due 09/05/19 §	1,552,000	1,394,376
Flint Group GmbH Term C (Germany) 4.500% due 09/07/21 §	132,072	132,072
Flint Group US LLC Term B2 (1st Lien) 4.500% due 09/07/21 §	798,928	795,932
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	2,532,738	2,533,133
GCP Applied Technologies Inc Term B 4.088% due 02/03/22 §	472,625	479,714
Huntsman International LLC
3.750% due 10/01/21 §	1,572,000	1,581,484
Term B
4.250% due 04/01/23 §	472,625	476,465
Ineos US Finance LLC
3.750% due 05/04/18 §	3,402,742	3,415,857
4.250% due 03/31/22 §	541,746	544,406
Kraton Polymers LLC Term B 6.000% due 01/06/22 §	1,200,000	1,210,219
Kronos Worldwide Inc 4.000% due 02/18/20 §	1,198,852	1,170,379
MacDermid Inc (1st Lien)
5.500% due 06/07/20 §	552,590	554,533
Term B2
5.500% due 06/07/20 §	894,220	896,774
Minerals Technologies Inc Term B1 3.750% due 05/09/21 §	859,487	865,389
Noranda Aluminum Acquisition Corp Term B 0.000% due 02/28/19 § Y	716,461	89,558
Orion Engineered Carbons GmbH (Germany) 3.750% due 07/25/21 §	400,497	402,125
PolyOne Corp Term B 3.500% due 11/11/22 §	920,559	926,601
PQ Corp 5.750% due 11/04/22 §	1,521,188	1,533,547
Signode Industrial Group US Inc Term B 3.750% due 05/01/21 §	655,926	656,336
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	245,000	244,575
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	721,701	720,799
Tronox Pigments BV (Netherlands) 4.500% due 03/19/20 §	1,167,069	1,156,857
Unifrax Corp 4.250% due 11/28/18 §	344,915	343,191
Versum Materials Inc due 09/20/23 µ	375,000	377,695
Zep Inc 5.500% due 06/27/22 §	296,250	297,361

		27,149,687

Communications - 11.6%

ALM Media Holdings Inc (1st Lien) 5.500% due 07/31/20 § +	356,250	349,303
Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	2,409,672	2,427,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Ancestry.com Inc Term B 5.000% due 08/17/22 §	$1,311,750	$1,315,986
Answers Corp (1st Lien) 6.250% due 10/03/21 §	1,819,841	955,417
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.750% due 08/13/21 §	367,500	328,912
Atlantic Broadband Finance LLC Term B 3.250% due 11/30/19 §	841,678	843,151
Auction.com LLC Term B 5.530% due 05/12/19 §	886,500	892,041
Block Communications Inc Term B 4.088% due 11/07/21 §	1,991,308	2,002,509
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	571,818	557,523
Charter Communications Operating LLC Term I 3.500% due 01/24/23 §	1,791,000	1,804,556
CommScope Inc Term B4
3.538% due 01/14/18 §	473,869	475,202
Term B5
3.750% due 12/29/22 §	816,750	823,636
Consolidated Communications Holdings Inc Term B due 09/30/23 µ	225,000	224,437
CSC Holdings LLC Term B 5.000% due 10/09/22 §	3,366,563	3,379,187
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	2,337,657	1,642,204
EIG Investors Corp 6.480% due 11/09/19 §	3,947,578	3,839,019
Entercom Radio LLC Term B 4.013% due 11/23/18 §	450,000	450,787
Entravision Communications Corp 3.500% due 05/31/20 §	481,083	481,484
Extreme Reach Inc (1st Lien) 7.250% due 02/07/20 §	480,606	482,909
Getty Images Inc Term B 4.750% due 10/18/19 §	2,470,823	2,084,757
Global Healthcare Exchange LLC Term B 5.250% due 08/15/22 §	915,779	919,500
Go Daddy Operating Co LLC Term B 4.250% due 05/13/21 §	2,685,469	2,702,758
Gray Television Inc Term B 3.938% due 06/13/21 §	222,575	223,994
Hubbard Radio LLC Term B 4.250% due 05/27/22 §	531,250	521,511
iHeartCommunications Inc
Term D
7.274% due 01/30/19 §	1,102,586	849,221
Term E
8.024% due 07/30/19 §	354,610	272,828
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	4,525,000	4,319,760
ION Trading Finance Ltd Term B1 (Ireland) 4.250% due 08/11/23 §	1,425,989	1,428,663
IPC Corp Term B 5.500% due 08/06/21 §	1,354,375	1,286,656
JD Power & Associates (1st Lien) 5.250% due 09/07/23 §	450,000	454,500
Match Group Inc Term B1 5.500% due 11/16/22 §	475,313	479,471
MCC Iowa LLC Term J 3.750% due 06/30/21 §	757,563	761,468
Mediacom Illinois LLC Term G 3.500% due 06/30/21 §	416,500	419,190
MH Sub I LLC (1st Lien) 4.750% due 07/08/21 §	1,031,716	1,034,295

	Principal Amount	Value
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	$1,205,491	$1,207,516
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	1,367,046	1,369,342
Numericable Group SA Term B5 (France) 4.564% due 07/31/22 §	322,563	324,343
Numericable U.S. LLC Term B7 5.002% due 01/15/24 §	748,125	755,373
Penton Media Inc 4.750% due 10/03/19 §	456,031	456,886
ProQuest LLC Term B 5.750% due 10/24/21 §	564,921	566,333
Raycom TV Broadcasting LLC Term B 3.750% due 08/04/21 §	1,069,425	1,067,420
SBA Senior Finance II LLC Term B1 3.340% due 03/24/21 §	1,441,813	1,445,717
Sinclair Television Group Inc Term B1 3.500% due 07/30/21 §	1,481,250	1,489,890
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) 4.750% due 08/14/20 §	1,331,140	1,294,534
SurveyMonkey Inc Term B 6.250% due 02/05/19 §	615,242	610,628
Telenet International Finance SARL Term AD (Luxembourg) 4.357% due 06/30/24 §	725,000	732,477
Uber Technologies Term B 5.000% due 07/13/23 §	1,100,000	1,102,177
UPC Financing Partnership Term AN 4.080% due 08/31/24 §	2,050,000	2,061,211
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.649% due 06/30/23 §	2,315,227	2,327,285
Ziggo Financing Partnership
Term B1
3.652% due 01/15/22 §	1,460,660	1,460,432
Term B2A
3.652% due 01/15/22 §	865,638	865,503
Term B3
3.701% due 01/15/22 §	268,978	268,936

		60,440,281

Consumer, Cyclical - 11.4%

Amaya Holdings BV (1st Lien) (Netherlands) 5.000% due 08/01/21 §	2,362,299	2,363,038
AMC Entertainment Inc 4.000% due 12/15/22 §	1,836,125	1,852,847
Americold Realty Operating Partnership LP Term B 5.750% due 12/01/22 §	274,313	277,056
Ascena Retail Group Inc Term B 5.250% due 08/21/22 § µ	1,314,228	1,272,454
Bass Pro Group LLC 4.000% due 06/05/20 §	1,940,981	1,942,171
Bombardier Recreational Products Inc Term B (Canada) 3.750% due 06/30/23 §	2,775,000	2,784,540
Boyd Gaming Corp
Term B
4.000% due 08/14/20 §	121,778	122,491
Term B2
3.524% due 09/15/23 §	525,000	529,200
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/17 § Y	1,122,078	1,230,078
CDS U.S. Intermediate Holdings Inc (1st Lien) 5.000% due 07/08/22 §	867,491	869,659
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	511,309	515,250
ClubCorp Club Operations Inc 4.000% due 12/15/22 §	1,625,000	1,632,871

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	$513,188	$516,502
David’s Bridal Inc Term B 5.000% due 10/11/19 §	709,666	671,226
Dollar Tree Inc Term B3 3.063% due 07/06/22 §	533,300	536,633
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	1,742,658	1,764,441
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	2,029,505	1,866,130
FCA US LLC Term B
3.250% due 12/31/18 §	992,984	995,286
3.500% due 05/24/17 §	2,306,572	2,313,780
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	2,313,536	2,241,238
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	261,188	260,616
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	554,097	556,982
Golden Nugget Inc
4.500% due 11/21/19 §	101,531	102,134
Term B
4.500% due 11/21/19 §	236,906	238,313
Harbor Freight Tools USA Inc Term B 4.000% due 08/19/23 §	1,625,000	1,636,027
Horizon Global Corp Term B 8.500% due 06/30/21 § µ	703,750	710,787
J. Crew Group Inc Term B 4.000% due 03/05/21 §	2,396,181	1,902,397
Kasima LLC Term B 3.335% due 05/17/21 §	398,897	399,770
La Quinta Intermediate Holdings LLC Term B 3.750% due 04/14/21 §	784,387	782,099
Landry’s Inc Term B 4.000% due 04/24/18 §	1,558,050	1,561,945
Libbey Glass Inc Term B 3.750% due 04/09/21 §	306,608	307,247
MPG Holdco I Inc Term B 3.750% due 10/20/21 §	1,754,106	1,760,684
Nelson Education (Canada) 6.000% due 10/01/20 § +	1,659,285	1,327,428
NPC International Inc Term B 4.750% due 12/28/18 §	811,406	814,956
Party City Holdings Inc Term B 4.472% due 08/19/22 §	2,326,370	2,336,341
PetSmart Inc Term B1 4.250% due 03/11/22 §	2,287,257	2,294,404
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	416,500	380,056
Pilot Travel Centers LLC Term B 3.274% due 05/25/23 §	1,223,933	1,233,265
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	1,468,058	1,472,645
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	527,215
Sabre Inc Term B 4.000% due 02/19/19 §	1,100,694	1,107,000
Scientific Games International Inc Term B1 6.000% due 10/18/20 §	1,849,678	1,857,605
Seminole Hard Rock Entertainment Inc Term B 3.595% due 05/14/20 §	217,688	218,504
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	3,138,415	3,152,146
SRAM LLC Term B 4.011% due 04/10/20 §	1,794,577	1,749,713
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	678,029	675,062

	Principal Amount	Value
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	$1,067,075	$989,140
TI Group Automotive Systems LLC 4.500% due 06/30/22 §	1,039,500	1,044,689
Tropicana Entertainment Inc 4.000% due 11/27/20 §	291,000	291,000
Visteon Corp Term B 3.546% due 04/09/21 §	495,833	498,209
Wesco Aircraft Hardware Corp Term A due 09/23/21 µ	525,000	522,375
Yum! Brands Inc Term B (1st Lien) 3.281% due 06/16/23 §	623,438	629,338

		59,636,983

Consumer, Non-Cyclical - 23.5%

ADMI Corp Term B 5.250% due 04/30/22 §	987,500	994,598
AdvancePierre Foods Inc 4.500% due 06/02/23 §	1,474,038	1,485,247
Akorn Inc Term B 5.250% due 04/16/21 §	696,598	705,306
Albany Molecular Research Inc Term B 5.750% due 07/16/21 §	1,192,489	1,201,432
Albertsons LLC Term B4
4.500% due 08/25/21 §	3,538,062	3,563,713
Term B6
4.750% due 06/22/23 §	1,485,193	1,500,973
Alere Inc Term B 4.250% due 06/18/22 §	1,403,421	1,395,430
Alkermes Inc 3.590% due 09/25/19 §	409,023	409,534
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	1,239,662	1,183,878
AMAG Pharmaceuticals Inc (1st lien) 4.750% due 08/13/21 §	878,750	880,947
Amneal Pharmaceuticals LLC 4.501% due 11/01/19 §	3,096,523	3,104,265
Arbor Pharmaceuticals Inc Term B 6.000% due 06/28/23 § µ	1,025,000	1,030,125
Ardent Legacy Acquisitions Inc Term B 6.500% due 08/04/21 §	445,500	445,500
Atlantic Aviation FBO Inc Term B 5.000% due 06/01/20 §	508,870	510,778
Auris Luxembourg III SARL Term B4 (Luxembourg) 4.250% due 01/15/22 §	615,645	617,568
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	664,473
CareCore National LLC Term B 5.500% due 03/05/21 §	1,913,265	1,882,175
Ceridian LLC 4.500% due 09/15/20 §	469,278	460,674
CHG Healthcare Services Inc Term B 4.750% due 06/07/23 §	1,218,875	1,227,908
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/26/19 §	402,579	403,753
Coinamatic Canada Inc (1st Lien) (Canada) 4.250% due 05/14/22 §	113,246	113,529
Community Health Systems Inc Term H 4.000% due 01/27/21 §	4,605,594	4,530,177
Concentra Inc (1st Lien) 4.000% due 06/01/22 § µ	446,808	447,367
Convatec Inc 4.250% due 06/15/20 §	1,230,792	1,236,361
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	362,751	237,602
Del Monte Foods Inc (1st Lien) 4.254% due 02/18/21 §	1,050,575	991,042

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
DJO Finance LLC 4.250% due 06/08/20 §	$1,732,500	$1,701,641
Donnelley & Sons Co Term B due 09/23/23 µ	325,000	327,031
DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	708,688	708,835
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.750% due 09/26/22 §	1,784,006	1,782,413
Envision Healthcare Corp 4.250% due 05/25/18 §	1,923,782	1,928,991
Flavors Holdings Inc (1st Lien) 6.750% due 04/03/20 §	607,500	516,375
Garda World Security Corp (Canada)
4.004% due 11/06/20 §	287,744	285,226
Term B
4.004% due 11/06/20 §	1,618,473	1,604,311
Global Payments Inc Term B 4.024% due 04/22/23 §	573,563	579,926
Greatbatch Ltd Term B 5.250% due 10/27/22 §	1,317,556	1,303,392
Grifols Worldwide Operations USA Inc Term B 3.448% due 02/27/21 §	2,783,227	2,811,997
Horizon Pharma Inc Term B 4.500% due 05/07/21 §	2,147,813	2,137,073
IAP Worldwide Services Inc (2nd Lien) 8.000% due 07/18/19 § +	919,041	735,233
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,009,520	1,990,994
Indivior Finance SARL Term B (Luxembourg) 7.000% due 12/19/19 §	752,813	754,695
inVentiv Health Inc
Term B3
7.750% due 05/15/18 §	2,465,661	2,471,825
Term B4
7.750% due 05/15/18 §	1,314,486	1,318,594
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	4,141,835	4,159,956
JBS USA LLC
3.750% due 05/25/18 §	3,525,078	3,529,484
3.750% due 09/18/20 §	1,236,750	1,236,750
Term B
4.000% due 10/30/22 §	570,688	572,107
KAR Auction Services Inc Term B2 4.063% due 03/11/21 §	2,388,068	2,402,994
Keurig Green Mountain Inc Term B 5.250% due 03/03/23 §	1,180,375	1,197,490
KIK Custom Products Inc Term B 6.000% due 08/26/22 §	1,336,500	1,338,728
Kindred Healthcare Inc 4.250% due 04/09/21 §	3,128,013	3,126,058
KUEHG Corp (1st lien) 6.000% due 08/13/22 §	965,250	972,489
Laureate Education Inc Term B 5.000% due 06/15/18 §	2,169,858	2,164,433
Live Nation Entertainment Inc Term B1 3.590% due 08/16/20 §	1,984,124	1,995,905
LSC Communications Inc Term B due 09/26/22 µ	750,000	742,500
Mallinckrodt International Finance SA (Luxembourg)
Term B
3.338% due 03/19/21 §	1,218,750	1,218,273
Term B1
3.588% due 03/19/21 §	931,000	931,946
MMM Holdings Inc 9.750% due 12/12/17 §	581,162	533,216

	Principal Amount	Value
Monitronics International Inc Term B2
6.500% due 09/22/22 § µ	$869,499	$867,830
MPH Acquisition Holdings LLC Term B 5.000% due 06/07/23 §	1,459,078	1,479,140
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	422,502	387,645
NBTY Inc Term B 5.000% due 05/05/23 §	3,266,813	3,284,509
Nord Anglia Education Finance LLC 5.000% due 03/31/21 §	1,908,593	1,918,136
Oak Tea Inc Term B1 4.250% due 07/02/22 §	1,518,027	1,538,900
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	1,369,428	1,274,595
Opal Acquisition Inc Term B 5.000% due 11/27/20 §	1,588,622	1,483,376
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	2,114,093	2,076,657
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	793,511	798,117
Prime Security Services Borrower LLC Term B1 4.750% due 05/02/22 §	972,563	983,656
Quality Care Properties Inc (1st Lien) due 09/12/22 µ	1,500,000	1,470,000
RadNet Inc Term B 4.769% due 07/01/23 §	900,000	900,563
Rent-A-Center Inc Term B 3.836% due 03/19/21 §	363,375	359,514
RGIS Services LLC Term C 5.500% due 10/18/17 §	1,965,629	1,818,207
Select Medical Corp Series E Term B 6.000% due 06/01/18 §	1,438,949	1,445,544
ServiceMaster Co Term B 4.250% due 07/01/21 §	2,009,000	2,033,170
SGS Cayman LP Term B (Cayman) 6.000% due 04/23/21 §	166,542	165,918
Spectrum Brands Inc 3.503% due 06/23/22 §	1,334,913	1,341,839
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	974,811	975,396
Supervalu Inc Term B 5.500% due 03/21/19 §	3,182,154	3,189,005
Sutherland Global Services Inc Term B 6.000% due 04/23/21 §	715,458	712,775
Syniverse Holdings Inc 4.000% due 04/23/19 §	2,110,398	1,871,220
The Hertz Corp Term B 3.500% due 06/30/23 §	648,375	653,585
TNS Inc (1st Lien) 5.000% due 02/14/20 §	633,494	638,246
Valeant Pharmaceuticals International Inc (Canada)
Series A3 Tranche A
4.750% due 10/20/18 §	192,965	193,013
Series C2 Term B
5.250% due 12/11/19 §	1,902,197	1,907,190
Series E Term B
5.250% due 08/05/20 §	3,588,617	3,594,100
WASH Multifamily Laundry Systems LLC (1st Lien) 4.250% due 05/14/22 §	655,796	657,436
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	3,496,086	2,673,048

		122,997,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Diversified - 0.9%

Citco Funding LLC 4.250% due 06/29/18 §	$2,494,252	$2,502,827
MGOC Inc Term B 4.000% due 07/31/20 §	1,037,204	1,039,041
Stena International SARL Term B (Luxembourg) 4.240% due 03/03/21 §	1,243,125	1,058,210

		4,600,078

Energy - 3.0%

Arch Coal Inc Term B 7.500% due 05/16/18 § Y	2,300,629	1,754,230
CITGO Holding Inc Term B 9.500% due 05/12/18 §	648,479	656,890
Crestwood Holdings LLC Term B1 9.000% due 06/19/19 §	455,454	423,003
Drillships Ocean Ventures Inc Term B 5.500% due 07/25/21 § µ	381,619	265,862
Energy Transfer Equity LP 4.042% due 12/02/19 §	302,059	302,436
Fieldwood Energy LLC (1st Lien)
3.875% due 10/01/18 §	2,744,795	2,415,419
8.000% due 08/31/20 §	175,000	145,031
8.375% due 09/30/20 §	231,288	167,684
(2nd Lien)
8.375% due 09/30/20 §	318,712	133,859
Granite Acquisition Inc
Term B
5.000% due 12/19/21 §	2,070,402	2,043,487
Term C
5.000% due 12/19/21 §	92,720	91,515
MEG Energy Corp (Canada) 3.595% due 03/31/20 §	2,280,342	2,124,138
Murray Energy Corp
Term B1
7.750% due 04/16/17 §	245,914	238,229
Term B2
8.250% due 04/16/20 § µ	1,543,310	1,321,459
Paragon Offshore Finance Co Term B (Cayman) 5.250% due 07/18/21 § Y	715,938	178,388
Samson Investment Co (2nd Lien) 0.000% due 09/25/18 § Y	950,000	264,219
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	1,946,754	980,070
Sheridan Production Partners I LLC
Term B2
4.250% due 10/01/19 §	2,215,181	1,434,330
Term B2 I-A
4.250% due 10/01/19 §	293,530	190,060
Term B2 I-M
4.250% due 10/01/19 §	179,290	116,090
Sonneborn LLC 4.750% due 12/10/20 §	295,392	296,315
Sonneborn Refined Products BV (Netherlands) 4.750% due 12/10/20 §	52,128	52,291

		15,595,005

Financial - 9.4%

Alliant Holdings I Inc Term B2 5.253% due 08/12/22 §	324,188	326,416
AmWINS Group LLC Term B 4.750% due 09/06/19 §	3,236,225	3,259,823
Aretec Group Inc
8.000% due 05/25/23 §	1,078,327	1,079,675
(2nd Lien)
3.250% due 05/23/21 §	2,776,611	2,165,757

	Principal Amount	Value
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	$520,633	$511,956
AssuredPartners Inc (1st lien) 5.750% due 10/21/22 §	819,258	825,061
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	1,425,000	1,418,944
Term B4
5.000% due 08/04/22 §	3,011,508	3,028,918
Bronco Midstream Funding LLC Term B 5.000% due 08/15/20 §	1,118,337	1,037,258
Camelot Holding Co Term B due 09/07/23 µ	725,000	726,246
Corporate Capital Trust Inc Term B 4.125% due 05/20/19 §	828,750	829,786
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	896,229	761,795
Delos Finance SARL Term B (Luxembourg) 3.588% due 03/06/21 §	2,000,000	2,015,750
DTZ US Borrower LLC (1st Lien) due 11/04/21 µ	2,500,000	2,502,345
ESH Hospitality Inc Term B 3.750% due 08/30/23 § µ	1,825,000	1,840,480
Flying Fortress Inc 3.588% due 04/30/20 §	2,513,333	2,530,612
Guggenheim Partners LLC 4.477% due 07/22/20 §	1,715,128	1,724,777
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,497,377	1,488,643
IG Investment Holdings LLC Term B 6.000% due 10/29/21 §	2,361,952	2,379,667
MCS AMS Sub-Holdings LLC Term B 7.500% due 10/15/19 §	385,938	348,309
Medley LLC 6.500% due 06/15/19 § +	308,750	318,352
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	365,027	366,167
New Millennium HoldCo Inc 7.500% due 12/21/20 §	934,799	445,198
NXT Capital Inc
6.250% due 09/04/18 §	566,244	567,659
Term B
6.250% due 09/04/18 §	679,487	681,186
Ocwen Financial Corp 5.500% due 02/15/18 §	1,175,892	1,175,892
PGX Holdings Inc (1st Lien) 5.990% due 09/29/20 §	432,929	433,199
RE/MAX International Inc Term B 4.000% due 07/31/20 §	1,474,552	1,474,858
RHP Hotel Properties LP REIT Term B 3.590% due 01/15/21 §	562,063	566,190
Salient Partners LP 9.500% due 05/19/21 §	669,667	641,206
Sheridan Investment Partners II LP
Term A
4.340% due 12/16/20 §	76,869	48,043
Term B
4.340% due 12/16/20 §	552,588	345,368
Term M
4.340% due 12/16/20 §	28,594	17,872
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	557,663	558,244
UFC Holdings LLC (1st Lien) 5.000% due 08/18/23 § µ	1,275,000	1,285,473
USI Inc Term B 4.250% due 12/27/19 §	2,287,370	2,290,946
Vertafore Inc (1st Lien) 4.750% due 06/30/23 §	1,450,000	1,456,457

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	$2,978,352	$2,985,798
Walter Investment Management Corp 4.750% due 12/19/20 §	2,699,234	2,483,296

		48,943,622

Industrial - 12.3%

Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	1,458,653	729,327
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,740,709	2,705,595
Aspen Merger Sub Inc (1st Lien) due 09/21/23 µ	275,000	277,408
BE Aerospace Inc Term B 3.787% due 12/16/21 §	797,455	806,343
Berry Plastics Holding Corp
Term D
3.500% due 02/08/20 §	3,408,917	3,417,971
Term H
3.750% due 10/01/22 §	835,604	838,947
Brock Holdings III Inc Term B 7.000% due 03/16/17 §	1,307,449	1,294,374
CPG International Inc 4.750% due 09/30/20 §	1,459,874	1,464,436
CPI Buyer LLC (1st Lien) 5.500% due 08/15/21 §	1,159,024	1,153,228
CPM Holdings Inc Term B 6.000% due 04/11/22 §	222,188	223,576
Dayco Products LLC Term B 5.250% due 12/12/19 §	1,291,590	1,298,048
Delachaux SA Term B2 (France) 4.500% due 10/28/21 §	349,301	338,385
Dynacast International LLC Term B 4.500% due 01/28/22 §	542,247	544,959
Electrical Components International Inc Term B 5.750% due 05/28/21 §	367,442	368,131
EnergySolutions LLC 6.750% due 05/29/20 §	596,250	595,505
EWT Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	316,063	316,853
5.500% due 01/15/21 §	497,500	499,988
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	647,806	637,684
Filtration Group Corp (1st Lien) 4.250% due 11/21/20 §	215,625	216,514
Gardner Denver Inc 4.250% due 07/30/20 §	2,407,441	2,337,626
Gates Global Inc Term B 4.250% due 07/06/21 §	3,196,884	3,154,353
Gemini HDPE LLC Term B 4.750% due 08/07/21 §	367,507	370,493
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	1,113,000	1,114,732
GFL Environmental Inc Term B (Canada) due 09/23/23 µ	500,000	500,938
Global Brass & Copper Inc Term B 5.250% due 07/18/23 §	525,000	532,547
Henry Co LLC Term B due 09/28/23 µ	175,000	174,125
Hilex Poly Co LLC Term B 6.000% due 12/05/21 §	1,724,881	1,740,514
Kenan Advantage Group Inc
4.000% due 07/31/22 §	323,763	322,852
Term B
4.000% due 07/31/22 §	99,421	99,141
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	835,385	847,383
Milacron LLC Term B 4.250% due 09/28/20 §	924,384	929,283

	Principal Amount	Value
Neenah Foundry Co 6.750% due 04/26/17 §	$384,287	$382,365
Owens-Illinois Inc Term B 3.500% due 09/01/22 §	1,061,563	1,069,414
Paladin Brands Holding Inc Term B 7.250% due 08/16/19 §	1,172,387	1,063,942
Pelican Products Inc 5.250% due 04/10/20 §	450,543	442,658
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	832,643	839,842
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	3,884,835	3,891,311
Reynolds Group Holdings Inc 4.250% due 02/05/23 § µ	4,083,794	4,101,195
Sensus USA Inc 6.500% due 04/05/23 §	1,022,438	1,029,254
SIG Combibloc Acquisition Inc 4.250% due 03/13/22 §	1,871,500	1,876,345
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,012,109	1,886,352
Southwire Co 3.000% due 02/10/21 §	313,364	311,928
STS Operating Inc 4.750% due 02/12/21 §	238,285	213,861
Summit Materials Cos I LLC Term B 4.000% due 07/17/22 §	1,320,347	1,326,743
Tecomet Inc (1st Lien) 5.750% due 12/05/21 §	933,375	924,625
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,288,260	1,279,135
TransDigm Inc
Term C
3.821% due 02/28/20 §	1,842,734	1,846,062
Term D
3.832% due 06/04/21 §	1,588,438	1,590,051
Term F
3.750% due 06/09/23 §	2,360,190	2,362,200
Trinseo Materials Operating SCA Term B (Luxembourg) 4.250% due 11/05/21 §	1,728,125	1,737,630
WireCo World Group Inc (1st Lien) due 07/13/23 µ	375,000	376,875
Zebra Technologies Corp Term B 4.089% due 10/27/21 §	1,012,369	1,025,261
Zekelman Industries Inc Term B 6.000% due 06/14/21 §	4,927,560	5,007,633

		64,435,941

Technology - 9.0%

Ascend Learning LLC Term B 5.500% due 07/31/19 §	995,469	1,001,069
Avago Technologies Cayman Ltd Term B3 (Cayman) 3.524% due 02/01/23 §	224,438	227,383
Avast Software BV due 07/19/22 µ	1,225,000	1,233,167
CCC Information Services Inc 4.000% due 12/20/19 §	1,479,021	1,480,409
Cypress Semiconductor Corp Term B 6.500% due 07/05/21 §	675,000	683,438
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,676,802	1,681,204
Entegris Inc Term B 3.500% due 04/30/21 §	225,087	226,353
First Data Corp 4.275% due 07/08/22 §	2,100,000	2,115,021
Hyland Software Inc 4.750% due 07/01/22 §	2,467,266	2,481,916
IMS Health Inc 3.500% due 03/17/21 §	3,321,453	3,338,751

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Infor US Inc Term B5 3.750% due 06/03/20 §	$2,992,766	$2,975,129
Informatica Corp 4.500% due 08/05/22 §	1,955,250	1,904,275
Information Resources Inc Term B 4.750% due 09/30/20 §	1,941,565	1,946,867
Kronos Inc 4.500% due 10/30/19 §	1,400,000	1,405,907
Lattice Semiconductor Corp 5.250% due 03/10/21 §	441,123	440,572
M/A-COM Technology Solutions Holdings Inc 4.500% due 05/07/21 §	665,783	671,609
MA FinanceCo LLC
Term B
4.502% due 11/20/21 §	2,167,094	2,181,992
Term C
4.502% due 11/20/19 §	831,250	834,540
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,705,033	1,711,214
Mitel US Holdings Inc 5.500% due 04/29/22 §	537,862	542,008
MTS Systems Corp Term B 5.000% due 07/05/23 §	825,000	833,250
NXP BV (Netherlands)
Term D
3.338% due 01/11/20 §	1,503,500	1,511,488
Term F
3.405% due 12/07/20 §	786,471	791,202
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	2,510,625	2,506,440
RP Crown Parent LLC 6.000% due 12/21/18 §	2,807,721	2,806,747
SkillSoft Corp (1st Lien) 5.750% due 04/28/21 §	2,797,925	2,477,562
Smart Technologies ULC (Canada) 10.500% due 01/31/18 § +	378,125	383,494
SS&C Technologies Inc
Term B1
4.001% due 07/08/22 §	1,538,173	1,551,907
Term B2
4.001% due 07/08/22 §	191,149	192,856
SunEdison Semiconductor BV (1st Lien) (Netherlands) 6.500% due 05/27/19 §	591,715	593,194
Veritas US Inc Term B1 6.625% due 01/27/23 §	1,344,497	1,259,905
Wall Street Systems Delaware Inc Term B 4.750% due 08/23/23 §	946,739	951,473
Western Digital Corp Term B1 4.500% due 04/29/23 §	1,955,100	1,978,929

		46,921,271

Utilities - 2.3%

Calpine Construction Finance Co LP Term B2 3.340% due 01/31/22 §	461,910	459,139
Calpine Corp Term B5 3.590% due 05/27/22 §	2,765,000	2,775,800
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	2,748,692	2,760,146
Energy Future Intermediate Holding Co LLC 4.250% due 12/19/16 §	1,500,000	1,506,251
Invenergy Thermal Operating I LLC Term B 6.500% due 10/19/22 §	421,994	407,224
Lonestar Generation LLC Term B 5.474% due 02/22/21 §	1,706,396	1,394,978
Longview Power LLC Term B 7.000% due 04/13/21 §	1,209,688	1,064,525
Southcross Holdings Borrower LP Term B 4.500% due 04/13/23 §	46,851	39,706

	Principal Amount	Value
The Dayton Power & Light Co Term B 4.000% due 08/24/22 §	$350,000	$355,250
TPF II Power LLC Term B 5.000% due 10/02/21 §	1,072,090	1,085,491

		11,848,510

Total Senior Loan Notes (Cost $472,843,149)		462,568,944

SHORT-TERM INVESTMENT - 5.7%

Repurchase Agreement - 5.7%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $29,973,064; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $30,573,263)	29,972,989	29,972,989

Total Short-Term Investment (Cost $29,972,989)		29,972,989

TOTAL INVESTMENTS - 100.4% (Cost $533,143,732)		524,284,684

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(2,225,261)

NET ASSETS - 100.0%		$522,059,423

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $4,280,782 or 0.8% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $3,529,973 or 0.7% of the Fund’s net assets were in default as of September 30, 2016.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $1,252,149 or 0.2% of the net assets as of September 30, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Arch Coal Inc	$550,000	$552,406	$2,406
IAP Worldwide Services Inc +	679,483	637,627	(41,856)
Kenan Advantage Group Inc	22,666	22,628	(38)

	$1,252,149	$1,212,661	($39,488)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$2,548	$-	$-	$2,548
	Preferred Stocks	14,162	-	1,896	12,266
	Common Stocks
	Basic Materials	10,647	10,647	-	-
	Consumer, Non-Cyclical	1,222,799	-	30,896	1,191,903
	Energy	216,402	216,402	-	-
	Financial	255,016	931	-	254,085
	Utilities	19,370	-	19,370	-

	Total Common Stocks	1,724,234	227,980	50,266	1,445,988

	Corporate Bonds & Notes	30,001,807	-	29,984,882	16,925
	Senior Loan Notes	462,568,944	-	448,487,327	14,081,617
	Short-Term Investment	29,972,989	-	29,972,989	-
	Unfunded Loan Commitment	2,406	-	2,406	-

	Total Assets	524,287,090	227,980	508,499,766	15,559,344

Liabilities	Unfunded Loan Commitments	(41,894)	-	(38)	(41,856)

	Total Liabilities	(41,894)	-	(38)	(41,856)

	Total	$524,245,196	$227,980	$508,499,728	$15,517,488

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2016:

	Warrants	Convertible Preferred Stocks	Preferred Stocks	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes	Unfunded Loan Commitment	Total
Value, Beginning of Period	$-	$60,798	$-	$658,886	$36,879	$14,821,485	($68,967)	$15,509,081
Purchases	30,230	-	5,732	217,826	100	2,605,419	-	2,859,307
Sales (Includes Paydowns)	-	-	-	-	(17,549)	(5,966,656)	-	(5,984,205)
Accrued Discounts (Premiums)	-	-	-	-	1,542	144,075	-	145,617
Net Realized Gains (Losses)	-	(319,501)	-	(173,868)	2,863	(2,913,045)	-	(3,403,551)
Change in Net Unrealized Appreciation (Depreciation)	(27,682)	258,703	6,534	774,040	(6,910)	3,012,314	27,111	4,044,110
Transfers In	-	-	-	-	-	6,291,670	-	6,291,670
Transfers Out	-	-	-	(30,896)	-	(3,913,645)	-	(3,944,541)

Value, End of Period	$2,548	$-	$12,266	$1,445,988	$16,925	$14,081,617	($41,856)	$15,517,488

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($27,682)	$-	$6,534	$974,080	($6,910)	$95,024	$27,111	$1,068,157

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Additional information about Level 3 fair value measurements as of September 30, 2016 was as follows:

	Value at 09/30/16	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Common Stocks	$1,191,903	Discounted Cash Flow	Projected revenue growth	0.0% - 1.0%	0.8%
			Projected EBITDA margin	30.0% - 32.0%	31.4%
			Projected EBITDA multiple	2.4 - 14.9	9.8
		Discounted Cash Flow with 40% liquidity discount	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Projected revenue growth	1.0%	1.0%
			Projected EBITDA growth	4.4% - 4.6%	4.6%
			EBITDA Multiple	6.7 - 15.7	10.5
Corporate Bonds & Notes	16,925	Matrix Pricing Model with 10% discount	Discount for lack of marketability	0.0% - 20.0%	10.0%
Senior Loan Notes and Unfunded Loan Commitment	3,071,954	Discounted Cash Flow with 20% liquidity discount	Projected revenue growth	0.0% - 1.0%	0.8%
			Projected EBITDA margin	30.0% - 32.0%	31.4%
			Projected EBITDA multiple	2.4 - 15.7	9.8
			Estimated liquidation value	10.0% - 30.0%	20.0%
			Discount for lack of marketability	10.0% - 30.0%	20.0%
			Projected EBITDA growth	4.4% - 4.6%	4.6%
			EBITDA Multiple	6.7 - 15.7	10.5
		Demand Yield Model	Spread to LIBOR	(4.9%) - 3.7%	(0.2%	)

A significant increase in the discount for lack of marketability or spread to LIBOR could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $11,236,706 were provided by a single broker quote.

Transfers between levels of the fair value hierarchy during the nine-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$6,291,670	2	3	Vendor Price	Unobservable Single Broker Quote
3,468,447	3	2	Unobservable Single Broker Quote	Vendor Price
476,095	3	2	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)	Vendor Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.7%

Consumer, Cyclical - 1.0%

CalAtlantic Group Inc	28,512	$953,441
Cedar Fair LP	45,330	2,596,956
Las Vegas Sands Corp	23,700	1,363,698
Lennar Corp ‘A’	14,440	611,390
MGM Resorts International *	47,970	1,248,659
Six Flags Entertainment Corp	44,476	2,384,358

		9,158,502

Energy - 0.2%

Sunoco LP	50,630	1,468,776

Financial - 0.5%

Bank of America Corp	272,670	4,267,286

Utilities - 0.0%

NRG Energy Inc	20,410	228,796

Total Common Stocks (Cost $14,629,884)		15,123,360

CLOSED-END MUTUAL FUNDS - 1.4%

Eaton Vance Senior Income Trust	509,459	3,280,916
First Trust Senior Floating Rate Income Fund II	117,483	1,605,993
Invesco Senior Income Trust	1,043,103	4,516,636
Voya Prime Rate Trust	714,112	3,770,511

Total Closed-End Mutual Funds (Cost $14,083,440)		13,174,056

	Principal Amount

CORPORATE BONDS & NOTES - 88.2%

Basic Materials - 4.8%

ArcelorMittal (Luxembourg)
6.125% due 06/01/25	$3,050,000	3,339,750
7.250% due 02/25/22	2,500,000	2,850,000
8.000% due 10/15/39	4,900,000	5,316,500
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	3,600,000	4,248,000
Constellium NV (Netherlands)
7.875% due 04/01/21 ~	1,500,000	1,605,000
8.000% due 01/15/23 ~	2,000,000	2,025,000
Freeport-McMoRan Inc 3.550% due 03/01/22	6,400,000	5,856,000
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	3,100,000	3,111,371
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	3,925,000	3,911,007
Hexion Inc
6.625% due 04/15/20	850,000	750,125
8.875% due 02/01/18	3,500,000	3,360,000
Teck Resources Ltd (Canada)
3.750% due 02/01/23	1,475,000	1,357,000
8.000% due 06/01/21 ~	2,175,000	2,384,344
Tronox Finance LLC 6.375% due 08/15/20	3,350,000	3,107,125

		43,221,222

	Principal Amount	Value
Communications - 13.9%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$2,475,000	$2,583,281
Altice US Finance I Corp 5.500% due 05/15/26 ~	3,350,000	3,467,250
CCO Holdings LLC
5.375% due 05/01/25 ~	6,000,000	6,307,500
5.500% due 05/01/26 ~	900,000	945,000
5.750% due 09/01/23	3,050,000	3,236,813
5.875% due 04/01/24 ~	4,450,000	4,758,830
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,600,000	2,613,000
6.375% due 09/15/20 ~	2,813,000	2,907,939
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	2,468,000	2,582,145
7.625% due 03/15/20	2,625,000	2,615,156
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	3,050,000	3,267,312
CSC Holdings LLC
6.625% due 10/15/25 ~	4,100,000	4,458,750
10.875% due 10/15/25 ~	2,600,000	3,048,500
DISH DBS Corp
5.125% due 05/01/20	2,850,000	2,964,000
7.750% due 07/01/26 ~	875,000	931,875
Frontier Communications Corp
8.875% due 09/15/20	1,675,000	1,813,188
10.500% due 09/15/22	2,250,000	2,393,438
iHeartCommunications Inc
10.000% due 01/15/18	1,950,000	1,287,000
11.250% due 03/01/21	3,000,000	2,332,500
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	3,850,000	3,003,000
8.000% due 02/15/24 ~	1,700,000	1,712,750
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	2,900,000	978,750
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,352,031
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,618,750
Level 3 Financing Inc 5.250% due 03/15/26 ~	4,425,000	4,579,875
Outfront Media Capital LLC
5.250% due 02/15/22	2,375,000	2,478,906
5.875% due 03/15/25	5,774,000	6,084,352
SFR Group SA (France) 7.375% due 05/01/26 ~	4,075,000	4,170,518
Sprint Corp
7.250% due 09/15/21	12,200,000	12,322,000
7.625% due 02/15/25	7,450,000	7,412,750
T-Mobile USA Inc
6.000% due 04/15/24	900,000	965,250
6.250% due 04/01/21	1,400,000	1,474,375
6.375% due 03/01/25	900,000	981,000
6.500% due 01/15/26	1,000,000	1,111,250
6.625% due 04/01/23	7,000,000	7,542,500
6.633% due 04/28/21	4,000,000	4,225,000
6.836% due 04/28/23	250,000	269,688
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	5,050,000	5,163,625

		125,959,847

Consumer, Cyclical - 16.2%

99 Cents Only Stores LLC 11.000% due 12/15/19	6,021,000	3,492,180
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,141,032	2,207,939
American Airlines Pass-Through Trust ‘B’
5.250% due 07/15/25	4,983,991	5,233,191
5.625% due 01/15/21 ~	1,494,296	1,565,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	$3,150,000	$3,283,875
Beazer Homes USA Inc
5.750% due 06/15/19	5,475,000	5,721,375
7.250% due 02/01/23	2,050,000	2,050,000
Boyd Gaming Corp 6.875% due 05/15/23	5,000,000	5,452,050
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 * Y	1,475,000	1,526,625
11.250% due 06/01/17 * Y	2,500,000	2,587,500
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	5,775,000	5,998,781
11.000% due 10/01/21	2,225,000	2,405,781
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	2,000,000	2,150,000
CalAtlantic Group Inc
5.375% due 10/01/22	6,770,000	7,091,575
6.250% due 12/15/21	4,000,000	4,415,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	4,075,000	4,426,469
CEC Entertainment Inc 8.000% due 02/15/22	8,450,000	8,460,562
Cedar Fair LP 5.375% due 06/01/24	7,675,000	8,135,500
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	4,650,000	5,022,000
Dollar Tree Inc 5.750% due 03/01/23	3,750,000	4,054,688
IHO Verwaltungs GmbH (Germany)
4.125% PIK due 09/15/21 ~	800,000	810,000
4.500% PIK due 09/15/23 ~	800,000	809,496
4.750% PIK due 09/15/26 ~	2,100,000	2,115,750
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,450,000	4,678,063
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	4,350,000	4,453,095
Landry’s Inc 6.750% due 10/15/24 # ~	1,500,000	1,530,000
Lennar Corp
4.750% due 05/30/25	3,850,000	3,946,250
4.875% due 12/15/23	1,800,000	1,854,000
MGM Resorts International 6.000% due 03/15/23	4,375,000	4,757,813
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	6,275,000	4,988,625
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,400,000	1,393,000
NPC International Inc ‘B’ 10.500% due 01/15/20	5,550,000	5,827,500
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,356,250
PetSmart Inc 7.125% due 03/15/23 ~	4,440,000	4,673,100
The Men’s Wearhouse Inc 7.000% due 07/01/22	2,000,000	1,880,000
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,718,031	1,745,949
4.750% due 10/11/23	1,336,980	1,368,733
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,261,295	4,437,073
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	528,201	536,784
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	5,000,000	5,306,250

		147,748,097

	Principal Amount	Value
Consumer, Non-Cyclical - 14.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	$4,850,000	$3,164,625
Albertsons Cos LLC
5.750% due 03/15/25 ~	750,000	750,000
6.625% due 06/15/24 ~	1,450,000	1,511,625
CHS/Community Health Systems Inc
6.875% due 02/01/22	6,800,000	5,882,000
8.000% due 11/15/19	925,000	911,125
DPx Holdings BV 7.500% due 02/01/22 ~	5,280,000	5,603,400
HCA Inc
5.250% due 04/15/25	15,950,000	17,046,562
5.250% due 06/15/26	2,450,000	2,609,250
Herc Rentals Inc 7.500% due 06/01/22 ~	3,500,000	3,631,250
IHS Markit Ltd 5.000% due 11/01/22 ~	5,350,000	5,687,585
Jaguar Holding Co II 6.375% due 08/01/23 ~	4,325,000	4,508,813
JBS Investments GmbH (Brazil)
7.250% due 04/03/24 ~	2,500,000	2,556,250
7.750% due 10/28/20 ~	5,300,000	5,565,000
JBS USA LUX SA (Brazil) 7.250% due 06/01/21 ~	1,050,000	1,084,125
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,600,000	6,847,500
MEDNAX Inc 5.250% due 12/01/23 ~	4,775,000	5,031,656
Modular Space Corp 10.250% due 01/31/19 Y ~	5,350,000	2,273,750
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,811,863
Post Holdings Inc 7.750% due 03/15/24 ~	5,000,000	5,625,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,950,000	2,130,375
Quintiles IMS Inc 4.875% due 05/15/23 ~	5,500,000	5,678,750
Tenet Healthcare Corp
5.000% due 03/01/19	675,000	666,563
6.750% due 02/01/20	2,750,000	2,708,750
6.750% due 06/15/23	3,500,000	3,263,750
8.000% due 08/01/20	2,050,000	2,075,625
The ADT Corp 6.250% due 10/15/21	5,625,000	6,145,312
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	4,966,500
United Rentals North America Inc 5.500% due 07/15/25	3,500,000	3,600,625
Universal Health Services Inc
4.750% due 08/01/22 ~	1,500,000	1,552,500
5.000% due 06/01/26 ~	1,500,000	1,565,625
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,950,000	8,435,375
Valeant Pharmaceuticals International Inc 7.500% due 07/15/21 ~	2,500,000	2,428,125

		131,319,254

Energy - 10.5%

Antero Midstream Partners LP 5.375% due 09/15/24 ~	725,000	735,875
Callon Petroleum Co 6.125% due 10/01/24 # ~	3,700,000	3,838,750
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24 ~	1,100,000	1,193,500
Chesapeake Energy Corp 8.000% due 12/15/22 ~	2,260,000	2,293,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Concho Resources Inc
5.500% due 10/01/22	$1,000,000	$1,042,500
5.500% due 04/01/23	2,425,000	2,512,906
Continental Resources Inc 3.800% due 06/01/24	2,500,000	2,300,000
Energy Transfer Equity LP 5.875% due 01/15/24	2,675,000	2,788,687
EP Energy LLC
6.375% due 06/15/23	3,500,000	2,100,000
7.750% due 09/01/22	2,025,000	1,215,000
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	3,175,000	3,278,187
Halcon Resources Corp
8.625% due 02/01/20 Y ~	475,000	478,563
12.000% due 02/15/22 Y ~	1,560,000	1,567,800
Hilcorp Energy I LP
5.750% due 10/01/25 ~	3,000,000	3,000,000
7.625% due 04/15/21 ~	1,250,000	1,285,938
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	4,620,000	3,794,175
Newfield Exploration Co 5.375% due 01/01/26	4,800,000	4,836,000
PDC Energy Inc 6.125% due 09/15/24 ~	1,850,000	1,928,625
QEP Resources Inc
5.375% due 10/01/22	2,600,000	2,593,500
6.875% due 03/01/21	2,400,000	2,520,000
Range Resources Corp 5.875% due 07/01/22 ~	1,825,000	1,852,375
Rice Energy Inc 7.250% due 05/01/23	2,725,000	2,929,375
Rose Rock Midstream LP 5.625% due 11/15/23	4,650,000	4,254,750
RSP Permian Inc 6.625% due 10/01/22	2,000,000	2,105,000
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	12,675,000	13,673,156
Sanchez Energy Corp 7.750% due 06/15/21	2,225,000	1,969,125
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,100,000	2,968,250
Sunoco LP
5.500% due 08/01/20 ~	3,700,000	3,732,375
6.250% due 04/15/21 ~	1,500,000	1,548,750
Targa Resources Partners LP
5.125% due 02/01/25 # ~	1,850,000	1,856,938
5.375% due 02/01/27 # ~	750,000	756,563
6.625% due 10/01/20	2,850,000	2,949,750
6.750% due 03/15/24	1,950,000	2,096,250
Whiting Petroleum Corp 6.250% due 04/01/23	3,775,000	3,473,000
WPX Energy Inc 6.000% due 01/15/22	3,700,000	3,672,250

		95,141,813

Financial - 7.6%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	2,420,228	2,492,835
AerCap Ireland Capital Ltd (Netherlands)
4.250% due 07/01/20	1,500,000	1,560,000
5.000% due 10/01/21	2,350,000	2,514,500
Ally Financial Inc
4.250% due 04/15/21	2,650,000	2,706,312
5.750% due 11/20/25	9,725,000	10,211,250
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	4,700,000	4,723,500
Double Eagle Acquisition Sub Inc 7.500% due 10/01/24	375,000	382,969
Equinix Inc REIT
4.875% due 04/01/20	2,500,000	2,603,125
5.375% due 04/01/23	1,475,000	1,554,281

	Principal Amount	Value
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	$5,100,000	$5,119,125
International Lease Finance Corp
4.625% due 04/15/21	4,575,000	4,803,750
5.875% due 08/15/22	1,000,000	1,111,250
6.250% due 05/15/19	1,550,000	1,683,688
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	2,600,000	2,699,939
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,613,000
Jefferies Finance LLC
7.375% due 04/01/20 ~	4,950,000	4,851,000
7.500% due 04/15/21 ~	5,500,000	5,369,375
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26 ~	900,000	904,500
5.625% due 05/01/24 ~	1,550,000	1,685,160
Ocwen Financial Corp 6.625% due 05/15/19	3,925,000	3,529,085
Springleaf Finance Corp 8.250% due 12/15/20	1,325,000	1,457,500
The Howard Hughes Corp 6.875% due 10/01/21 ~	4,650,000	4,911,562

		69,487,706

Industrial - 12.9%

Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	2,700,000	2,153,250
Advanced Disposal Services Inc 8.250% due 10/01/20	4,345,000	4,567,681
Allegion PLC 5.875% due 09/15/23	500,000	541,250
Allegion US Holding Co Inc 5.750% due 10/01/21	4,900,000	5,126,625
Apex Tool Group LLC 7.000% due 02/01/21 ~	2,325,000	2,234,906
ARD Finance SA (Luxembourg) 7.125% PIK due 09/15/23 ~	2,700,000	2,693,250
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	500,000	518,750
7.000% due 11/15/20 ~	823,235	854,107
7.250% due 05/15/24 ~	1,400,000	1,501,500
Berry Plastics Corp
5.125% due 07/15/23	7,000,000	7,153,125
6.000% due 10/15/22	1,225,000	1,298,500
BWAY Holding Co 9.125% due 08/15/21 ~	5,700,000	5,985,000
Cloud Crane LLC 10.125% due 08/01/24 ~	2,750,000	2,860,000
Cortes NP Acquisition Corp 9.250% due 10/15/24 # ~	750,000	750,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	7,000,000	7,192,500
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,330,000
Louisiana-Pacific Corp 4.875% due 09/15/24 ~	4,075,000	4,085,187
Manitowoc Foodservice Inc 9.500% due 02/15/24	3,810,000	4,362,450
Masco Corp
4.450% due 04/01/25	1,000,000	1,067,500
7.750% due 08/01/29	4,925,000	5,897,687
Novelis Corp 5.875% due 09/30/26 ~	4,150,000	4,258,937
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	5,000,000	5,378,125
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	5,025,000	5,194,594
7.000% due 07/15/24 ~	200,000	214,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Sealed Air Corp
4.875% due 12/01/22 ~	$1,750,000	$1,844,063
5.125% due 12/01/24 ~	875,000	928,594
5.500% due 09/15/25 ~	5,600,000	6,020,000
Summit Materials LLC 6.125% due 07/15/23	3,140,000	3,218,500
TransDigm Inc
5.500% due 10/15/20	1,700,000	1,752,063
6.500% due 07/15/24	4,500,000	4,758,750
US Concrete Inc 6.375% due 06/01/24	2,800,000	2,912,000
USG Corp
5.875% due 11/01/21 ~	2,675,000	2,802,062
7.875% due 03/30/20 ~	3,000,000	3,131,253
Wise Metals Group LLC 8.750% due 12/15/18 ~	3,850,000	3,946,250
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	3,236,437	3,123,162
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,850,000	1,956,375

		117,612,871

Technology - 5.3%

Blackboard Inc 7.750% due 11/15/19 ~	5,250,000	5,250,000
Dell Inc 5.650% due 04/15/18	50,000	52,438
Diamond 1 Finance Corp
5.450% due 06/15/23 ~	2,650,000	2,842,130
5.875% due 06/15/21 ~	925,000	983,208
7.125% due 06/15/24 ~	875,000	962,921
First Data Corp
5.000% due 01/15/24 ~	1,125,000	1,146,094
5.375% due 08/15/23 ~	5,400,000	5,575,500
5.750% due 01/15/24 ~	750,000	773,438
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	4,485,000
Infor US Inc 6.500% due 05/15/22	2,625,000	2,670,937
Microsemi Corp 9.125% due 04/15/23 ~	3,875,000	4,436,875
NXP BV (Netherlands)
3.875% due 09/01/22 ~	2,950,000	3,097,500
4.125% due 06/01/21 ~	2,150,000	2,308,562
4.625% due 06/01/23 ~	2,400,000	2,631,000
5.750% due 02/15/21 ~	5,900,000	6,180,250
Sensata Technologies BV 5.625% due 11/01/24 ~	4,900,000	5,194,000

		48,589,853

Utilities - 2.6%

Calpine Corp
5.375% due 01/15/23	1,750,000	1,752,188
5.875% due 01/15/24 ~	3,000,000	3,183,750
6.000% due 01/15/22 ~	1,150,000	1,205,344
7.875% due 01/15/23 ~	1,873,000	1,980,697
Dynegy Inc 7.625% due 11/01/24	3,775,000	3,725,925
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	1,665,000
9.875% due 10/15/20	3,975,000	2,981,250
NRG Energy Inc 7.250% due 05/15/26 ~	1,875,000	1,917,187
Talen Energy Supply LLC 6.500% due 06/01/25	6,000,000	4,845,000

		23,256,341

Total Corporate Bonds & Notes (Cost $796,434,885)		802,337,004

	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%

Communications - 0.4%

Clearwire Communications LLC 8.250% due 12/01/40 ~	$3,500,000	$3,653,125

Total Convertible Corporate Bonds & Notes (Cost $3,462,874)		3,653,125

SENIOR LOAN NOTES - 2.4%

Consumer, Cyclical - 1.3%

Petco Animal Supplies Inc Term B1 5.000% due 01/26/23 §	6,982,456	7,056,163
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,971,845

		12,028,008

Consumer, Non-Cyclical - 0.9%

Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	5,100,000	5,074,500
Reddy Ice Corp (1st Lien) 6.750% due 05/01/19 §	2,917,085	2,783,993

		7,858,493

Industrial - 0.2%

EWT Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	1,985,000

Total Senior Loan Notes (Cost $22,170,788)		21,871,501

SHORT-TERM INVESTMENT - 5.0%

Repurchase Agreement - 5.0%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/2016, repurchase price of $45,563,912; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $46,478,963)	45,563,798	45,563,798

Total Short-Term Investment (Cost $45,563,798)		45,563,798

TOTAL INVESTMENTS - 99.1% (Cost $896,345,669)		901,722,844

OTHER ASSETS & LIABILITIES, NET - 0.9%		7,957,986

NET ASSETS - 100.0%		$909,680,830

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $8,434,238 or 0.9% of the Fund’s net assets were in default as of September 30, 2016.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Swap agreements outstanding as of September 30, 2016 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	12/20/16	$10,000,000	$231,742	$-	$231,742
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	03/20/17	10,000,000	424,036	-	424,036

					$655,778	$-	$655,778

Total Swap Agreements					$655,778	$-	$655,778

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$15,123,360	$15,123,360	$-	$-
	Closed-End Mutual Funds	13,174,056	13,174,056	-	-
	Corporate Bonds & Notes	802,337,004	-	800,944,004	1,393,000
	Convertible Corporate Bonds & Notes	3,653,125	-	3,653,125	-
	Senior Loan Notes	21,871,501	-	21,871,501	-
	Short-Term Investment	45,563,798	-	45,563,798	-
	Derivatives:
	Interest Rate Contracts
	Swaps	655,778	-	655,778	-

	Total	$902,378,622	$28,297,416	$872,688,206	$1,393,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 10.4%

Consumer, Cyclical - 0.4%

Hyundai Capital America 2.000% due 07/01/19 ~	$1,500,000	$1,509,186
Volkswagen Bank GmbH (Germany) 0.112% due 11/27/17 § ~	EUR 1,600,000	1,788,798

		3,297,984

Consumer, Non-Cyclical - 0.1%

AbbVie Inc 1.800% due 05/14/18	$100,000	100,460
Aetna Inc 1.491% due 12/08/17 §	700,000	701,781

		802,241

Energy - 0.3%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	958,701
Kinder Morgan Inc 7.250% due 06/01/18	$100,000	108,016
Petrobras Global Finance BV (Brazil)
3.737% due 03/17/20 §	400,000	392,000
4.375% due 05/20/23	200,000	179,400
4.875% due 03/17/20	100,000	101,281
5.375% due 01/27/21	600,000	595,500
5.750% due 01/20/20	800,000	826,400
6.625% due 01/16/34	GBP 100,000	114,269

		3,275,567

Financial - 9.4%

Ally Financial Inc 2.750% due 01/30/17	$900,000	902,407
Banca Monte dei Paschi di Siena SPA (Italy) 4.875% due 09/15/54 ~	EUR 500,000	561,617
Bank of America NA 1.208% due 05/08/17 §	$14,500,000	14,517,545
BRFkredit AS (Denmark) 2.000% due 10/01/17 ~	DKK 2,600,000	401,525
Cooperatieve Rabobank UA (Netherlands) 1.073% due 04/28/17 §	$13,300,000	13,304,283
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	1,600,000	1,636,840
Depfa ACS Bank (Ireland) 3.875% due 11/14/16	EUR 300,000	338,545
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	$1,100,000	1,141,629
International Lease Finance Corp
6.250% due 05/15/19	100,000	108,625
7.125% due 09/01/18 ~	1,000,000	1,093,750
JPMorgan Chase & Co
2.322% due 03/01/21 §	2,200,000	2,255,933
7.900% § ±	1,710,000	1,759,162
JPMorgan Chase Bank NA 1.259% due 06/02/17 §	3,900,000	3,901,880
Lehman Brothers Holdings Inc 7.000% due 09/27/27 * Y	1,700,000	130,985
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	1,600,000	1,605,056
Mitsubishi UFJ Financial Group Inc (Japan) 2.722% due 03/01/21 §	1,200,000	1,244,328
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/17	DKK 3,400,000	518,286
2.000% due 10/01/17 ~	2,600,000	400,889
Nykredit Realkredit AS (Denmark)
1.000% due 04/01/17	8,400,000	1,277,827
1.000% due 07/01/17 ~	9,500,000	1,448,098

	Principal Amount	Value
2.000% due 04/01/17	DKK 20,700,000	$3,159,393
2.000% due 07/01/17	18,100,000	2,780,137
2.000% due 10/01/17	10,200,000	1,574,366
Realkredit Danmark AS (Denmark)
1.000% due 01/01/17	19,650,000	2,976,845
1.000% due 04/01/17	39,700,000	6,031,915
2.000% due 01/01/17	8,750,000	1,327,534
2.000% due 04/01/17	67,600,000	10,321,711
Santander Holdings USA Inc 2.275% due 11/24/17 §	$200,000	201,804
Synchrony Financial 2.192% due 11/09/17 §	200,000	201,399
The Goldman Sachs Group Inc
2.050% due 09/15/20 §	2,500,000	2,515,545
3.500% due 01/23/25	300,000	310,968
Unibail-Rodamco SE REIT (France) 1.449% due 04/16/19 § ~	1,900,000	1,891,560

		81,842,387

Technology - 0.1%

Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	850,000	857,003

Utilities - 0.1%

SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,176,652

Total Corporate Bonds & Notes (Cost $92,185,641)		91,251,834

MORTGAGE-BACKED SECURITIES - 9.9%

Collateralized Mortgage Obligations - Commercial - 0.7%

Banc of America Re-REMIC Trust
5.679% due 02/17/51 " § ~	$1,192,558	1,203,346
5.723% due 06/24/50 " § ~	488,071	491,354
BLCP Hotel Trust 1.474% due 08/15/29 " § ~	2,016,471	2,010,319
GS Mortgage Securities Trust 5.988% due 08/10/45 " §	869,985	884,177
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	611,720	630,548
Morgan Stanley Re-REMIC Trust 5.988% due 08/12/45 " § ~	490,788	496,166

		5,715,910

Collateralized Mortgage Obligations - Residential - 4.1%

ALBA PLC (United Kingdom) 1.516% due 04/24/49 " § ~	GBP 288,124	372,449
Alternative Loan Trust
0.805% due 12/25/35 " §	$84,256	74,225
5.500% due 06/25/35 "	1,241,088	1,201,543
6.000% due 01/25/37 "	967,792	816,268
Banc of America Funding Trust 3.002% due 01/20/47 " §	1,395,878	1,183,581
Banc of America Mortgage Trust 2.858% due 11/25/34 " §	75,098	72,458
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/35 " §	550,056	553,920
3.205% due 01/25/35 " §	366,604	357,145
Chase Mortgage Finance Trust 3.064% due 02/25/37 " §	99,324	98,438
ChaseFlex Trust 6.000% due 02/25/37 "	538,684	436,374
Citigroup Mortgage Loan Trust
0.595% due 01/25/37 " § ~	391,642	303,144
3.040% due 05/25/35 " §	90,026	88,673

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
3.043% due 08/25/35 " §	$694,171	$528,315
3.296% due 09/25/37 " §	90,084	82,835
Citigroup Mortgage Loan Trust Inc 2.430% due 09/25/35 " §	520,712	535,574
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/35 " §	84,985	67,492
3.175% due 08/25/34 " §	37,438	32,177
Deutsche Alt-B Securities Mortgage Loan Trust 0.625% due 10/25/36 " §	49,359	31,347
Dukinfield PLC (United Kingdom) 1.386% due 08/15/45 " § ~	GBP 84,601	108,840
Eurosail PLC (United Kingdom) 0.540% due 12/10/44 " § ~	185,558	232,783
Eurosail-UK PLC (United Kingdom)
0.679% due 06/13/45 " § ~	19,370	25,045
1.329% due 06/13/45 " § ~	1,278,901	1,556,569
Fannie Mae
0.585% due 07/25/37 " §	$1,578,348	1,548,153
0.675% due 08/25/34 " §	290,506	285,493
0.875% due 07/25/37 " §	23,440	23,542
2.743% due 05/25/35 " §	1,243,773	1,309,478
Freddie Mac
0.754% due 02/15/19 " §	1,003,467	1,002,530
0.974% due 09/15/42 " §	3,832,789	3,859,911
Gemgarto PLC (United Kingdom) 1.334% due 02/16/47 " § ~	GBP 84,729	109,664
GreenPoint Mortgage Funding Trust 0.795% due 11/25/45 " §	$564,276	488,443
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	301,846	320,135
GSR Mortgage Loan Trust 3.152% due 01/25/35 " §	433,596	415,572
HarborView Mortgage Loan Trust 0.811% due 02/19/36 " §	193,065	141,850
HomeBanc Mortgage Trust 0.855% due 10/25/35 " §	287,217	267,826
Impac CMB Trust 1.525% due 07/25/33 " §	182,959	175,438
IndyMac INDX Mortgage Loan Trust
0.735% due 05/25/46 " §	933,164	773,915
0.765% due 07/25/35 " §	372,621	327,849
JP Morgan Mortgage Trust
2.531% due 07/27/37 " § ~	978,660	915,984
3.165% due 08/25/35 " §	477,723	457,140
3.215% due 09/25/35 " §	139,995	127,183
3.219% due 07/25/35 " §	423,286	421,213
JP Morgan Resecuritization Trust 3.117% due 08/27/37 " § ~	75,896	76,162
Marche Mutui SARL (Italy)
0.108% due 02/25/55 " § ~	EUR 76,663	86,071
1.953% due 01/27/64 " § ~	263,168	298,727
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.964% due 12/15/30 " §	$297,707	285,325
1.224% due 11/15/31 " §	425,052	398,207
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/35 " §	429,427	404,805
2.774% due 12/25/35 " §	218,726	201,609
NCUA Guaranteed Notes Trust 0.969% due 10/07/20 " §	4,151,036	4,160,048
Reperforming Loan REMIC Trust 0.865% due 06/25/35 " § ~	471,532	420,605
Residential Accredit Loans Inc Trust 0.825% due 08/25/35 " §	403,727	319,753
Ryland Mortgage Securities Corp 9.208% due 10/01/27 " §	6,153	6,151
Sequoia Mortgage Trust
1.171% due 04/19/27 " §	673,541	630,850
1.231% due 10/19/26 " §	240,869	235,453

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/35 " §	$427,015	$334,579
3.041% due 08/25/35 " §	707,966	660,634
3.052% due 02/25/34 " §	101,125	100,953
Structured Asset Mortgage Investments II Trust
0.655% due 03/25/37 " §	129,687	98,108
0.781% due 07/19/35 " §	833,839	750,115
1.191% due 10/19/34 " §	371,679	357,039
Structured Asset Securities Mortgage Pass-Through Certificates 2.711% due 01/25/32 " §	7,479	7,275
SWAN Trust (Australia) 2.920% due 04/25/41 " §	AUD 338,848	260,307
Thornburg Mortgage Securities Trust 2.526% due 04/25/45 " §	$191,372	192,171
WaMu Mortgage Pass-Through Certificates Trust
0.785% due 11/25/45 " §	558,241	524,722
1.277% due 05/25/47 " §	1,370,271	1,151,743
1.507% due 02/25/46 " §	555,109	512,296
2.193% due 11/25/46 " §	334,540	300,070
3.008% due 08/25/35 " §	201,170	188,730
Wells Fargo Mortgage-Backed Securities Trust
2.860% due 12/25/34 " §	502,418	494,043
3.015% due 09/25/34 " §	188,681	192,458
3.198% due 04/25/36 " §	282,378	259,770

		35,639,293

Fannie Mae - 5.1%

1.689% due 11/01/42 - 10/01/44 " §	333,835	340,443
1.743% due 02/01/36 " §	86,572	86,563
2.217% due 08/01/17 " §	23,333	23,284
2.235% due 11/01/35 " §	45,333	47,425
2.261% due 12/01/34 " §	110,358	115,340
2.400% due 01/01/25 " §	35,803	36,988
2.421% due 01/01/36 " §	108,093	113,668
2.647% due 10/01/35 " §	66,495	70,423
2.655% due 11/01/35 " §	190,606	201,539
2.656% due 12/01/22 " §	10,233	10,595
2.765% due 05/01/35 " §	42,110	44,191
2.769% due 03/01/35 " §	374,967	392,717
2.821% due 09/01/35 " §	114,170	120,618
3.000% due 11/01/46 "	22,000,000	22,821,988
3.037% due 03/01/36 " §	54,061	56,857
3.125% due 04/01/35 " §	434,528	460,359
3.151% due 03/01/18 " §	18,809	18,914
3.500% due 11/01/46 "	18,560,000	19,565,212
5.000% due 08/01/24 " §	7,418	7,502

		44,534,626

Freddie Mac - 0.0%

2.574% due 01/01/34 " §	257,412	273,604
2.605% due 10/01/35 " §	26,660	27,491
2.940% due 03/01/36 " §	82,698	84,026
2.972% due 08/01/35 " §	12,948	13,605

		398,726

Government National Mortgage Association - 0.0%

1.875% due 09/20/22 - 07/20/25 " §	56,405	58,176
2.000% due 10/20/24 - 01/20/27 " §	44,679	46,086
2.125% due 05/20/23 - 05/20/26 " §	27,534	28,432
2.500% due 02/20/25 " §	13,604	14,197

		146,891

Total Mortgage-Backed Securities (Cost $86,405,841)		86,435,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 2.8%

Amortizing Residential Collateral Trust 1.105% due 07/25/32 " §	$125,612	$119,645
Aquilae II PLC CLO (Ireland) 0.050% due 01/17/23 " § ~	EUR 20,866	23,388
Asset-Backed Securities Corp Home Equity Loan Trust
0.605% due 05/25/37 " §	$29,398	21,313
0.690% due 03/25/36 " §	454,464	442,174
Atlas Senior Loan Fund Ltd CLO (Cayman) 1.979% due 08/15/24 " § ~	4,100,000	4,085,348
Bear Stearns Asset-Backed Securities I Trust
0.635% due 04/25/31 " §	464,335	476,935
1.525% due 10/25/37 " §	1,435,519	1,347,913
Bear Stearns Asset-Backed Securities Trust 1.185% due 10/25/32 " §	35,264	34,672
Carlyle Global Market Strategies Ltd CLO 2.086% due 01/20/25 " § ~	1,000,000	999,133
Carlyle High Yield Partners X Ltd CLO 0.913% due 04/19/22 " § ~	595,759	595,678
Cavalry II CLO (Cayman) 2.029% due 01/17/24 " § ~	700,000	699,125
CIFC Funding Ltd CLO (Cayman) 1.920% due 08/14/24 " § ~	4,400,000	4,403,199
Cordatus II PLC CLO (Ireland)
0.042% due 07/25/24 " § ~	EUR 446,842	500,655
0.844% due 07/25/24 " § ~	GBP 245,593	308,827
Credit-Based Asset Servicing & Securitization Trust 0.595% due 01/25/37 " §	$252,734	99,076
Eaton Vance VII PLC CDO (Ireland) 0.890% due 03/25/26 " § ~	264,310	264,310
Equity One Mortgage Pass-Through Trust 1.125% due 04/25/34 " §	463,704	400,221
Finn Square Ltd CLO (Cayman) 2.052% due 12/24/23 " § ~	500,000	500,500
Freddie Mac Structured Pass-Through Securities 0.785% due 08/25/31 " §	140,510	137,790
HSI Asset Securitization Corp Trust 0.575% due 10/25/36 " §	15,640	8,445
Morgan Stanley IXIS Real Estate Capital Trust 0.575% due 11/25/36 " §	1,845	865
Nautique Funding Ltd CLO (Cayman) 0.930% due 04/15/20 " § ~	43,041	43,049
New Century Home Equity Loan Trust 0.705% due 05/25/36 " §	668,426	533,740
OHA Credit Partners VII Ltd CLO (Cayman) 2.231% due 11/20/23 " § ~	600,000	600,022
Palmer Square Ltd CLO (Cayman) 2.079% due 10/17/25 " § ~	1,700,000	1,696,856
Penta BV CLO (Netherlands) 1.300% due 08/04/28 " § ~	EUR 1,050,000	1,185,224
Penta SA CLO (Luxembourg) 0.067% due 06/04/24 " § ~	980,354	1,100,360
Renaissance Home Equity Loan Trust 1.285% due 12/25/32 " §	$214,714	204,977
Structured Asset Securities Corp Mortgage Loan Trust 2.023% due 04/25/35 " §	944,692	896,997
United States Small Business Administration 5.290% due 12/01/27 "	2,079,072	2,285,080
Vericrest Opportunity Loan Trust 4.250% due 03/26/46 " § ~	87,946	89,242

Total Asset-Backed Securities (Cost $24,547,160)		24,104,759

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 112.7%

U.S. Treasury Bonds - 2.6%

2.250% due 08/15/46	$640,000	$630,451
2.500% due 02/15/46	10,090,000	10,468,500
2.500% due 05/15/46	10,700,000	11,110,869
3.000% due 11/15/45 ‡	10,000	11,448

		22,221,268

U.S. Treasury Inflation Protected Securities - 105.8%

0.125% due 04/15/18 ^ ‡	45,777,507	46,294,012
0.125% due 04/15/19 ^ ‡	46,434,388	47,244,351
0.125% due 04/15/20 ^ ‡	24,532,243	25,025,879
0.125% due 01/15/22 ^	13,525,430	13,820,724
0.125% due 07/15/22 ^	107,292,343	110,002,365
0.125% due 01/15/23 ^ ‡	5,108,838	5,197,543
0.125% due 07/15/24 ^ ‡	3,770,369	3,832,787
0.125% due 07/15/26 ^	3,694,720	3,742,648
0.250% due 01/15/25 ^ ‡	15,068,318	15,375,576
0.375% due 07/15/23 ^	47,498,969	49,304,002
0.625% due 07/15/21 ^	65,111,376	68,448,641
0.625% due 01/15/24 ^	17,843,912	18,753,273
0.625% due 01/15/26 ^	1,762,324	1,856,956
0.625% due 02/15/43 ^ ‡	2,585,473	2,610,764
0.750% due 02/15/42 ^	7,061,282	7,324,201
1.000% due 02/15/46 ^	25,799,034	28,705,474
1.250% due 07/15/20 ^ ‡	52,661,104	56,314,726
1.375% due 07/15/18 ^ ‡	446,412	465,510
1.375% due 01/15/20 ^	13,655,651	14,510,862
1.375% due 02/15/44 ^ ‡	34,469,523	41,150,857
1.625% due 01/15/18 ^ ‡	1,125,775	1,160,863
1.750% due 01/15/28 ^	10,993,547	12,901,994
1.875% due 07/15/19 ^ ‡	7,337,551	7,884,191
2.000% due 01/15/26 ^	11,725,165	13,800,965
2.125% due 01/15/19 ^	14,011,875	14,931,278
2.125% due 02/15/40 ^	19,821,546	26,515,941
2.125% due 02/15/41 ^ ‡	1,868,215	2,522,597
2.375% due 01/15/25 ^	72,828,890	86,949,826
2.375% due 01/15/27 ^	46,385,068	57,009,582
2.500% due 01/15/29 ^ ‡	20,201,136	25,722,104
3.625% due 04/15/28 ^	44,108,700	61,071,441
3.875% due 04/15/29 ^ ‡	36,865,676	53,278,739

		923,730,672

U.S. Treasury Notes - 4.3%

1.125% due 08/31/21	27,700,000	27,677,286
1.625% due 05/15/26	8,600,000	8,620,753
2.125% due 09/30/21 ‡	600,000	627,082
2.125% due 12/31/21 ‡	800,000	836,453

		37,761,574

Total U.S. Treasury Obligations (Cost $971,747,733)		983,713,514

FOREIGN GOVERNMENT BONDS & NOTES - 11.1%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,636,565
Brazil Letras do Tesouro Nacional (Brazil)
13.211% due 04/01/17	BRL 97,900,000	28,287,430
13.342% due 01/01/17	36,700,000	10,930,419
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	300,000	91,657
France Government OAT (France)
1.850% due 07/25/27 ^ ~	EUR 1,494,892	2,214,434
2.250% due 07/25/20 ^ ~	3,059,339	3,940,534
Hellenic Republic Government (Greece)
3.800% due 08/08/17	JPY 120,000,000	1,143,435
4.500% due 07/03/17	120,000,000	1,165,445

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 100,981	$118,941
2.100% due 09/15/21 ^ ~	108,218	136,714
2.350% due 09/15/24 ^ ~	602,286	793,727
3.100% due 09/15/26 ^ ~	317,787	452,460
Japanese Government CPI Linked (Japan)
0.100% due 03/10/24 ^	JPY 122,640,000	1,262,622
0.100% due 09/10/24 ^	159,200,000	1,650,794
0.100% due 03/10/25 ^	159,520,000	1,656,472
0.100% due 03/10/26 ^	507,842,700	5,288,515
Mexican Bonos (Mexico) 4.750% due 06/14/18	MXN 25,710,000	1,314,563
Mexican Udibonos (Mexico) 4.000% due 11/08/46 ^	37,951,156	2,254,637
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,322,450	9,444,643
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 8,865,922	13,641,630
0.125% due 03/22/26 ^ ~	4,079,760	6,482,639
0.125% due 03/22/44 ^ ~	445,380	956,644
0.125% due 03/22/46 ^ ~	265,383	588,786
0.125% due 03/22/58 ^ ~	92,639	255,719

Total Foreign Government Bonds & Notes (Cost $96,675,880)		96,709,425

PURCHASED OPTIONS - 0.3%
(See Note (f) in Notes to Schedule of Investments) (Cost $3,830,592)		2,339,910

SHORT-TERM INVESTMENTS - 29.5%

Certificates of Deposit - 0.6%

Credit Suisse AG (Switzerland) 1.645% due 09/12/17	$5,300,000	5,306,567

Foreign Government Issues - 11.0%

Japan Treasury Bills (Japan)
(0.367%) due 01/10/17	JPY 5,430,000,000	53,600,989
(0.355%) due 12/19/16	610,000,000	6,020,108
(0.355%) due 01/10/17	1,380,000,000	13,621,901
(0.321%) due 10/31/16	80,000,000	789,050
(0.300%) due 10/11/16	580,000,000	5,719,868
(0.293%) due 10/31/16	760,000,000	7,495,973
(0.290%) due 10/17/16	290,000,000	2,860,020
(0.275%) due 10/11/16	630,000,000	6,212,960

		96,320,869

Repurchase Agreements - 4.9%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $9,519,286; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $9,709,875)	$9,519,263	9,519,263
Royal Bank of Canada 1.250% due 10/03/16 (Dated 09/30/16, repurchase price of $32,903,427; collateralized by U.S. Treasury Notes: 1.500% due 03/31/23 and value $33,541,008)	32,900,000	32,900,000

		42,419,263

U.S. Government Agency Issues - 12.5%

Federal Home Loan Bank
0.220% due 10/28/16	600,000	599,925
0.220% due 11/18/16	27,000,000	26,992,764
0.280% due 10/27/16	3,700,000	3,699,556
0.283% due 10/28/16	78,000,000	77,990,250

		109,282,495

	Principal Amount	Value
U.S. Treasury Bills - 0.5%

0.205% due 10/06/16 ‡	$71,000	$70,999
0.284% due 11/03/16 ‡	876,000	875,863
0.299% due 10/13/16 ‡	261,000	260,990
0.504% due 03/09/17 ‡	940,000	938,391
0.514% due 03/09/17 ‡	1,970,000	1,966,627

		4,112,870

Total Short-Term Investments (Cost $256,741,048)		257,442,064

TOTAL INVESTMENTS - 176.7% (Cost $1,532,133,895)		1,541,996,952

OTHER ASSETS & LIABILITIES, NET - (76.7%)		(669,037,938)

NET ASSETS - 100.0%		$872,959,014

Notes to Schedule of Investments

(a)	An investment with a value of $130,985 or less than 0.1% of the Fund’s net assets was in default as of September 30, 2016.

(b)	As of September 30, 2016, the amount of $2,759,000 in cash, and investments with a total aggregate value of $19,170,026 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2016 was $349,863,833 at a weighted average interest rate of 0.597%.

(d)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (11/16)	36	($34)
Euro-Bund (12/16)	36	67,805
U.S. Treasury 5-Year Notes (12/16)	12	336
U.S. Treasury 10-Year Notes (12/16)	325	88,988
United Kingdom 90-Day LIBOR (12/16)	720	(20,443)
United Kingdom 90-Day LIBOR (06/17)	210	(11,667)

		124,985

Short Futures Outstanding
Euro-Bobl (12/16)	67	(28,301)
Euro-BTP (12/16)	20	1,664
Eurodollar (12/16)	147	(11,853)
Euro-OAT (12/16)	84	(119,718)
Japan 10-Year Bonds (12/16)	6	(32,958)
U.S. Treasury Long Bonds (12/16)	176	464,541
United Kingdom Gilt (12/16)	44	59,554
United Kingdom 90-Day LIBOR (12/16)	720	10,007
United Kingdom 90-Day LIBOR (06/17)	210	3,198

		346,134

Total Futures Contracts		$471,119

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	25,370,000	USD	7,815,292	10/16	BNP	($14,299)
BRL	23,130,000	USD	6,965,965	10/16	BNP	146,253
BRL	16,745,274	USD	5,158,423	10/16	BOA	(9,438)
BRL	7,154,726	USD	2,189,865	10/16	BOA	10,134
BRL	2,322,223	USD	710,160	10/16	BRC	3,898
BRL	2,000,000	USD	616,105	10/16	CIT	(1,127)
BRL	20,289,000	USD	6,257,049	10/16	DUB	(18,407)
BRL	18,570,000	USD	5,642,185	10/16	DUB	67,883
BRL	38,322,223	USD	11,805,256	10/16	GSC	(21,598)
BRL	1,000	USD	309	10/16	JPM	(1)
BRL	69,410,000	USD	21,090,696	10/16	JPM	252,108
BRL	7,154,726	USD	2,204,031	10/16	MSC	(4,032)
BRL	7,154,726	USD	2,191,642	11/16	MSC	(10,348)
CNY	34,019,228	USD	5,071,819	10/16	DUB	25,585
CNY	23,592,706	USD	3,498,844	01/17	SGN	16,112
DKK	72,141,083	USD	10,859,714	10/16	BOA	24,741
DKK	28,057,000	USD	4,224,561	10/16	BRC	8,605
DKK	19,142,000	USD	2,881,313	10/16	HSB	6,782
EUR	24,330,628	USD	27,274,634	10/16	GSC	57,162
EUR	724,000	USD	813,429	10/16	JPM	(124)
GBP	23,580,000	USD	30,677,580	10/16	BNP	(114,377)
INR	296,683,200	USD	4,382,160	11/16	UBS	50,247
JPY	1,232,514,044	USD	12,148,980	10/16	CIT	5,391
JPY	375,100,000	USD	3,700,167	10/16	GSC	(1,138)
JPY	541,400,000	USD	5,375,170	10/16	UBS	(36,183)
JPY	169,500,000	USD	1,666,246	10/16	UBS	5,270
MXN	47,534,652	USD	2,618,152	10/16	CIT	(171,178)
MXN	42,881,000	USD	2,178,187	10/16	GSC	29,229
USD	4,562,215	AUD	6,050,000	10/16	JPM	(68,152)
USD	4,590,964	AUD	6,050,000	11/16	UBS	(36,587)
USD	13,033,558	BRL	48,500,000	10/16	BNP	(1,879,653)
USD	6,047,801	BRL	23,900,000	10/16	BOA	(1,301,184)
USD	715,367	BRL	2,322,223	10/16	BRC	1,309
USD	484,567	BRL	2,000,000	10/16	CIT	(130,411)
USD	11,970,612	BRL	38,859,000	10/16	DUB	21,901
USD	9,687,716	BRL	38,322,223	10/16	GSC	(2,095,942)
USD	5,065,307	BRL	21,000,000	10/16	JPM	(1,391,959)
USD	14,913,129	BRL	48,411,000	10/16	JPM	27,284
USD	2,209,954	BRL	7,154,726	10/16	MSC	9,955
USD	1,289,550	BRL	5,600,000	01/17	BNP	(386,344)
USD	1,571,190	BRL	6,800,000	01/17	DUB	(463,825)
USD	2,807,412	BRL	12,000,000	01/17	GSC	(783,790)
USD	2,375,912	BRL	10,100,000	01/17	JPM	(646,683)
USD	756,505	BRL	2,514,545	01/17	MSC	3,985
USD	1,531,779	BRL	6,700,000	01/17	TDB	(473,309)
USD	6,974,254	BRL	24,400,000	04/17	BNP	(146,195)
USD	21,184,967	BRL	73,500,000	04/17	JPM	(263,927)
USD	8,775,865	CNY	58,712,291	10/16	HSB	(21,522)
USD	5,102,093	CNY	34,019,228	10/16	HSB	4,689
USD	4,396,000	CNY	29,393,854	10/16	UBS	(8,343)
USD	968,000	CNY	6,681,620	01/17	BOA	(27,460)
USD	781,000	CNY	5,424,436	01/17	CIT	(27,159)
USD	1,682,828	CNY	11,486,650	01/17	JPM	(28,509)
USD	1,631,734	DKK	10,880,000	10/16	BOA	(9,812)
USD	1,675,719	DKK	11,155,000	10/16	GSC	(7,318)
USD	10,666,403	DKK	71,495,000	10/16	JPM	(120,573)
USD	3,036,347	DKK	20,110,000	10/16	JPM	2,203
USD	850,425	DKK	5,555,000	01/17	SGN	8,555
USD	3,484,828	DKK	22,825,000	01/17	UBS	25,661
USD	2,667,998	DKK	17,465,000	04/17	BNP	9,488
USD	14,270,341	DKK	94,140,000	04/17	BOA	(59,580)
USD	4,109,886	DKK	27,042,000	04/17	UBS	(6,427)
USD	4,279,983	DKK	28,057,000	07/17	BRC	(10,208)
USD	2,931,394	DKK	19,142,000	10/17	HSB	(9,313)
USD	416,117	DKK	2,715,000	10/17	JPM	(977)
USD	196,411	EUR	175,000	10/16	CIT	(175)
USD	27,832,950	EUR	24,607,628	10/16	MSC	189,986

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	306,103	EUR	272,000	10/16	UBS	$552
USD	27,307,906	EUR	24,330,628	11/16	GSC	(60,748)
USD	30,460,580	GBP	23,023,000	10/16	BOA	619,333
USD	745,637	GBP	557,000	10/16	GSC	23,681
USD	30,693,143	GBP	23,580,000	11/16	BNP	111,784
USD	3,247,839	JPY	340,000,000	10/16	BNP	(108,781)
USD	8,297,974	JPY	870,000,000	10/16	BOA	(284,575)
USD	11,044,715	JPY	1,107,873,246	10/16	BOA	119,482
USD	4,775,569	JPY	500,000,000	10/16	CIT	(160,638)
USD	12,068,994	JPY	1,210,640,798	10/16	GSC	130,324
USD	5,970,895	JPY	630,000,000	10/16	SGN	(243,535)
USD	12,163,368	JPY	1,232,514,044	11/16	CIT	(5,535)
USD	143,593	JPY	14,500,000	11/16	JPM	431
USD	5,990,582	JPY	610,000,000	12/16	UBS	(45,000)
USD	22,005,690	JPY	2,220,000,000	01/17	BOA	12,582
USD	15,461,508	JPY	1,560,000,000	01/17	CIT	6,892
USD	9,883,630	JPY	1,000,000,000	01/17	GSC	(23,175)
USD	20,112,950	JPY	2,030,000,000	01/17	JPM	2,135
USD	8,735,805	NZD	11,948,000	10/16	JPM	35,867
USD	3,672,607	TWD	116,972,520	11/16	UBS	(75,021)
USD	252,840	ZAR	3,516,000	11/16	CIT	(1,580)

Total Forward Foreign Currency Contracts						($9,738,696)

(f)	Purchased options outstanding as of September 30, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$5,300,000	$531,255	$683,298

Put - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.400%	12/05/16	CSF	14,000,000	102,200	17
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	CIT	84,400,000	73,512	10,331
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	GSC	161,200,000	143,266	19,731
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	01/09/17	GSC	158,600,000	71,370	25,424
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	02/06/17	MSC	168,100,000	84,050	44,597
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.200%	02/13/17	CIT	165,500,000	81,095	63,966
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	02/21/17	MSC	129,300,000	68,745	41,699
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	5,300,000	531,255	342,108
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	16,600,000	189,240	148,958
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	21,900,000	254,040	183,336
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.605%	10/17/18	MSC	4,000,000	368,000	158,610
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.860%	10/23/18	DUB	5,900,000	402,380	161,922
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.608%	11/15/18	MSC	1,200,000	120,000	49,380
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.590%	12/10/18	MSC	1,200,000	125,736	52,195
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.600%	03/29/19	MSC	7,200,000	679,149	351,716

							3,294,038	1,653,990

							$3,825,293	$2,337,288

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (12/16)	$109.00	12/23/16	CME	294	$2,517	$2,297
Put - U.S. Treasury 10-Year Notes (12/16)	113.00	12/23/16	CME	325	2,782	325

					$5,299	$2,622

Total Purchased Options					$3,830,592	$2,339,910

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(g)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Premium
Outstanding, December 31, 2015	-	308,200,000	-	2,500,000	-	$3,221,508
Call Options Written	248	265,918,000	-	49,436,000	4,060,000	1,117,839
Put Options Written	830	235,340,000	1,660,000	48,040,000	3,300,000	2,557,471
Call Options Exercised	(74)	(168,400,000)	-	(17,400,000)	-	(576,863)
Put Options Exercised	(291)	(6,880,000)	-	-	-	(126,550)
Call Options Expired	-	(107,690,000)	-	(19,570,000)	-	(450,652)
Put Options Expired	(74)	(73,520,000)	-	(25,020,000)	(3,300,000)	(375,312)
Call Options Closed	(129)	(74,300,000)	-	(2,800,000)	-	(433,560)
Put Options Closed	(406)	(105,000,000)	(1,660,000)	(10,400,000)	-	(1,484,513)

Outstanding, September 30, 2016	104	273,668,000	-	24,786,000	4,060,000	$3,449,368

(h)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Europe 25	0.625%	11/16/16	BNP	EUR 8,300,000	$7,515	($8,428)
Call - CDX IG27 5Y	0.700%	12/21/16	BNP	$8,800,000	8,800	(10,484)

					16,315	(18,912)

Credit Default Swaptions on Credit Indices - Sell Protection
Put - iTraxx Europe 25 5Y	0.900%	11/16/16	JPM	EUR 8,300,000	11,655	(4,055)

					$27,970	($22,967)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.40	10/06/16	GSC	$3,228,000	$22,596	($1,262)
Call - GBP versus USD	$1.37	11/04/16	BRC	GBP 4,060,000	37,009	(1,478)
Call - EUR versus USD	1.15	11/16/16	JPM	EUR 1,666,000	17,288	(5,457)

					76,893	(8,197)

Put - MXN versus USD	MXN 19.00	10/27/16	GSC	$1,820,000	14,014	(16,054)
Put - MXN versus USD	18.75	11/01/16	GSC	1,820,000	9,828	(9,828)
Put - EUR versus USD	$1.10	11/16/16	SGN	EUR 4,320,000	42,919	(17,233)

					66,761	(43,115)

					$143,654	($51,312)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($2,314)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(2,388)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(101,333)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(4,045)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(704)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/02/20	JPM	3,800,000	70,137	(37,781)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(4,159)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(417)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	EUR 2,200,000	100,087	(14,638)

						$1,377,854	($167,779)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	10/07/16	GSC	$8,000,000	$16,000	($85)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.400%	12/05/16	CSF	14,000,000	111,300	(387,519)

							127,300	(387,604)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.550%	10/07/16	GSC	8,000,000	24,400	(9,981)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	10/17/18	MSC	18,600,000	369,039	(138,479)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	10/23/18	DUB	29,500,000	415,360	(156,834)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	11/15/18	MSC	5,600,000	120,316	(44,414)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	12/10/18	MSC	5,600,000	126,180	(46,495)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%	03/29/19	MSC	34,000,000	681,700	(323,031)

							1,736,995	(719,234)

							$1,864,295	($1,106,838)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (11/16)	$131.50	10/21/16	CME	45	$14,712	($16,172)

Put - U.S. Treasury 10-Year Notes (11/16)	129.00	10/21/16	CME	59	20,883	(2,765)

					$35,595	($18,937)

Total Written Options					$3,449,368	($1,367,833)

(i)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	12/20/16	BOA	0.311%	EUR 40,000	$84	($224)	$308
Mexico Government	1.000%	06/20/21	BNP	1.520%	$4,000,000	(92,389)	(101,148)	8,759
Mexico Government	1.000%	06/20/21	BOA	1.520%	3,500,000	(80,839)	(84,236)	3,397
Brazilian Government	1.000%	06/20/21	CIT	2.449%	200,000	(12,748)	(17,301)	4,553
Mexico Government	1.000%	06/20/21	CIT	1.520%	200,000	(4,620)	(4,873)	253
Mexico Government	1.000%	06/20/21	CSF	1.520%	100,000	(2,310)	(2,460)	150
Brazilian Government	1.000%	06/20/21	DUB	2.449%	400,000	(25,496)	(34,436)	8,940
Mexico Government	1.000%	06/20/21	HSB	1.520%	1,000,000	(23,098)	(24,142)	1,044
Russian Government	1.000%	06/20/21	JPM	1.996%	600,000	(26,486)	(36,804)	10,318

						($267,902)	($305,624)	$37,722

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	0.500%	10/17/57	GSC	$1,000,000	($24,244)	($52,061)	$27,817

			Exchange
CDX IG26 5Y	1.000%	06/20/21	ICE	6,100,000	(88,319)	(76,198)	(12,121)
CDX HY27 5Y	5.000%	12/20/21	ICE	1,300,000	(59,084)	(48,736)	(10,348)

					(147,403)	(124,934)	(22,469)

					($171,647)	($176,995)	$5,348

					($439,549)	($482,619)	$43,070

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	RBS	1.935%	10/23/16	$11,100,000	($325,259)	($17,110)	($308,149)
U.S. CPI Urban Consumers NSA	GSC	2.415%	02/12/17	6,200,000	(319,711)	-	(319,711)
U.S. CPI Urban Consumers NSA	SGN	1.700%	04/15/17	290,000	1,312	-	1,312
U.S. CPI Urban Consumers NSA	BOA	1.715%	04/15/17	3,710,000	16,226	-	16,226
U.S. CPI Urban Consumers NSA	BRC	1.908%	04/15/17	6,300,000	(195,979)	-	(195,979)
U.S. CPI Urban Consumers NSA	BNP	2.250%	07/15/17	28,100,000	(1,504,215)	47,258	(1,551,473)
U.S. CPI Urban Consumers NSA	CIT	2.250%	07/15/17	10,600,000	(567,426)	2,544	(569,970)
U.S. CPI Urban Consumers NSA	RBS	2.250%	07/15/17	27,800,000	(1,488,155)	20,533	(1,508,688)
U.S. CPI Urban Consumers NSA	BOA	1.010%	10/16/17	3,300,000	30,471	-	30,471
U.S. CPI Urban Consumers NSA	BOA	1.580%	05/23/18	600,000	904	-	904
U.S. CPI Urban Consumers NSA	BOA	1.565%	06/07/18	1,400,000	2,192	-	2,192
U.S. CPI Urban Consumers NSA	GSC	2.175%	10/01/18	3,600,000	(161,143)	(2,243)	(158,900)
U.S. CPI Urban Consumers NSA	GSC	2.205%	10/11/18	900,000	(41,778)	-	(41,778)
U.S. CPI Urban Consumers NSA	DUB	2.173%	11/01/18	6,600,000	(295,421)	-	(295,421)
Eurostat Eurozone HICP Ex Tobacco	BNP	0.806%	04/15/21	EUR 3,700,000	23,412	-	23,412
Eurostat Eurozone HICP Ex Tobacco	CIT	0.806%	04/15/21	8,160,000	51,633	-	51,633
Eurostat Eurozone HICP Ex Tobacco	MSC	0.806%	04/15/21	3,340,000	21,134	-	21,134
Eurostat Eurozone HICP Ex Tobacco	CIT	0.875%	05/15/21	6,800,000	29,864	-	29,864
U.S. CPI Urban Consumers NSA	JPM	1.550%	07/26/21	$2,400,000	23,945	-	23,945
U.S. CPI Urban Consumers NSA	JPM	1.603%	09/12/21	1,850,000	10,582	-	10,582
GBP Retail Price	GSC	3.120%	06/15/46	GBP 280,000	44,115	-	44,115

					(4,643,297)	50,982	(4,694,279)

	Exchange
3-Month USD-LIBOR	CME	1.250%	06/15/18	$5,600,000	42,713	26,157	16,556

					($4,600,584)	$77,139	($4,677,723)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	JPM	1.330%	01/01/17	$9,200,000	($12,957)	$-	($12,957)
U.S. CPI Urban Consumers NSA	JPM	1.413%	01/15/17	4,700,000	(6,462)	-	(6,462)
U.S. CPI Urban Consumers NSA	BOA	1.500%	01/15/17	4,280,000	(2,155)	-	(2,155)
U.S. CPI Urban Consumers NSA	BOA	1.540%	01/15/17	17,500,000	(1,803)	-	(1,803)
U.S. CPI Urban Consumers NSA	JPM	1.632%	02/01/17	16,700,000	(3,491)	-	(3,491)
U.S. CPI Urban Consumers NSA	BOA	2.000%	04/15/17	12,820,000	(19,505)	-	(19,505)
Eurostat Eurozone HICP Ex Tobacco	CIT	0.830%	05/15/18	EUR 8,900,000	(44,019)	-	(44,019)
U.S. CPI Urban Consumers NSA	GSC	2.060%	05/12/25	$2,500,000	80,571	-	80,571
U.S. CPI Urban Consumers NSA	UBS	2.063%	05/12/25	8,200,000	266,526	-	266,526
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 2,000,000	171,633	-	171,633
Eurostat Eurozone HICP Ex Tobacco	CIT	1.177%	05/15/26	1,600,000	9,756	(266)	10,022
U.S. CPI Urban Consumers NSA	MSC	1.788%	07/18/26	$2,800,000	(26,021)	-	(26,021)
U.S. CPI Urban Consumers NSA	MSC	1.810%	07/19/26	4,100,000	(27,995)	-	(27,995)
U.S. CPI Urban Consumers NSA	MSC	1.800%	07/20/26	2,600,000	(20,265)	-	(20,265)
U.S. CPI Urban Consumers NSA	JPM	1.730%	07/26/26	2,400,000	(35,677)	-	(35,677)
France CPI Excluding Tobacco	BNP	1.140%	08/15/26	EUR 1,300,000	(5,761)	-	(5,761)
France CPI Excluding Tobacco	GSC	1.140%	08/15/26	200,000	(886)	-	(886)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
France CPI Excluding Tobacco	RBS	1.140%	08/15/26	EUR 100,000	($443)	$34	($477)
U.S. CPI Urban Consumers NSA	JPM	1.801%	09/12/26	$1,850,000	(11,891)	-	(11,891)
U.S. CPI Urban Consumers NSA	JPM	1.805%	09/12/26	1,600,000	(9,618)	-	(9,618)
U.S. CPI Urban Consumers NSA	JPM	1.780%	09/15/26	1,600,000	(14,330)	(1,666)	(12,664)
U.S. CPI Urban Consumers NSA	MSC	1.805%	09/20/26	800,000	(5,422)	-	(5,422)
GBP Retail Price	CIT	3.190%	04/15/30	GBP 4,400,000	57,547	-	57,547
GBP Retail Price	BNP	3.400%	06/15/30	1,800,000	107,792	8,424	99,368
GBP Retail Price	GSC	3.400%	06/15/30	1,500,000	89,827	4,671	85,156
GBP Retail Price	JPM	3.400%	06/15/30	500,000	29,943	(254)	30,197
GBP Retail Price	CIT	3.325%	08/15/30	1,600,000	52,566	(5,278)	57,844
GBP Retail Price	DUB	3.325%	08/15/30	2,500,000	82,135	3,159	78,976
GBP Retail Price	GSC	3.325%	08/15/30	5,130,000	168,540	(11,992)	180,532
GBP Retail Price	BOA	3.350%	08/15/30	3,200,000	127,611	(36,472)	164,083
GBP Retail Price	CIT	3.275%	09/15/30	1,800,000	33,275	-	33,275
GBP Retail Price	JPM	3.275%	09/15/30	1,700,000	31,427	-	31,427
GBP Retail Price	BNP	3.300%	12/15/30	2,200,000	26,549	9,693	16,856
GBP Retail Price	CIT	3.140%	04/15/31	200,000	(8,888)	-	(8,888)
GBP Retail Price	DUB	3.100%	06/15/31	1,000,000	(66,699)	-	(66,699)
GBP Retail Price	RBS	3.140%	07/15/31	400,000	(23,466)	-	(23,466)
GBP Retail Price	CSF	3.335%	04/15/35	100,000	3,772	53	3,719
GBP Retail Price	GSC	3.358%	04/15/35	1,100,000	51,903	-	51,903

					1,043,619	(29,894)	1,073,513

	Exchange
3-Month USD-LIBOR	CME	2.000%	12/16/20	$16,800,000	(685,838)	(307,242)	(378,596)
3-Month USD-LIBOR	CME	1.500%	12/21/21	28,500,000	(381,756)	(452,157)	70,401
6-Month JPY-LIBOR	CME	1.000%	09/18/23	JPY 150,000,000	(109,943)	(61,209)	(48,734)
3-Month USD-LIBOR	CME	2.800%	10/28/25	$21,400,000	(1,094,985)	(147,681)	(947,304)
3-Month USD-LIBOR	CME	2.500%	02/22/26	47,400,000	(1,674,830)	(151,680)	(1,523,150)
3-Month USD-LIBOR	CME	2.400%	03/16/26	15,450,000	(468,560)	-	(468,560)
3-Month USD-LIBOR	CME	2.300%	04/21/26	8,800,000	(221,336)	(36,575)	(184,761)
3-Month USD-LIBOR	CME	2.300%	04/27/26	45,600,000	(1,143,120)	(458,890)	(684,230)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	5,100,000	(410,224)	(267,601)	(142,623)
3-Month USD-LIBOR	CME	1.850%	07/27/26	4,300,000	(12,629)	(6,772)	(5,857)
3-Month USD-LIBOR	CME	2.000%	07/27/26	8,000,000	(79,160)	(24,000)	(55,160)
U.S. CPI Urban Consumers NSA	LCH	1.800%	09/12/26	4,300,000	(24,063)	-	(24,063)
3-Month USD-LIBOR	LCH	1.750%	12/21/26	40,750,000	(1,015,433)	(562,712)	(452,721)
6-Month GBP-LIBOR	CME	0.750%	03/15/27	GBP 16,000,000	95,638	355,360	(259,722)
6-Month JPY-LIBOR	CME	1.500%	12/21/45	JPY 37,200,000	(111,148)	(113,079)	1,931
3-Month USD-LIBOR	CME	2.250%	12/21/46	$3,910,000	(392,402)	(431,063)	38,661
6-Month GBP-LIBOR	CME	1.750%	03/15/47	GBP 550,000	(145,480)	(9,298)	(136,182)

					(7,875,269)	(2,674,599)	(5,200,670)

					($6,831,650)	($2,704,493)	($4,127,157)

					($11,432,234)	($2,627,354)	($8,804,880)

Total Swap Agreements					($11,871,783)	($3,109,973)	($8,761,810)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$91,251,834	$-	$91,251,834	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	5,715,910	-	5,715,910	-
	Collateralized Mortgage Obligations - Residential	35,639,293	-	35,633,142	6,151
	Fannie Mae	44,534,626	-	44,534,626	-
	Freddie Mac	398,726	-	398,726	-
	Government National Mortgage Association	146,891	-	146,891	-

	Total Mortgage-Backed Securities	86,435,446	-	86,429,295	6,151

	Asset-Backed Securities	24,104,759	-	24,104,759	-
	U.S. Treasury Obligations	983,713,514	-	983,713,514	-
	Foreign Government Bonds & Notes	96,709,425	-	96,709,425	-
	Short-Term Investments	257,442,064	-	257,442,064	-
	Derivatives:
	Credit Contracts
	Swaps	84	-	84	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,077,479	-	2,077,479	-
	Interest Rate Contracts
	Futures	696,093	696,093	-	-
	Purchased Options	2,339,910	2,622	2,337,288	-
	Swaps	1,785,514	-	1,785,514	-

	Total Interest Rate Contracts	4,821,517	698,715	4,122,802	-

	Total Asset - Derivatives	6,899,080	698,715	6,200,365	-

	Total Assets	1,546,556,122	698,715	1,545,851,256	6,151

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(22,967)	-	(22,967)	-
	Swaps	(439,633)	-	(439,633)	-

	Total Credit Contracts	(462,600)	-	(462,600)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,816,175)	-	(11,816,175)	-
	Written Options	(51,312)	-	(51,312)	-

	Total Foreign Currency Contracts	(11,867,487)	-	(11,867,487)	-

	Interest Rate Contracts
	Futures	(224,974)	(224,974)	-	-
	Written Options	(1,293,554)	(18,937)	(1,274,617)	-
	Swaps	(13,217,748)	-	(13,217,748)	-

	Total Interest Rate Contracts	(14,736,276)	(243,911)	(14,492,365)	-

	Total Liabilities - Derivatives	(27,066,363)	(243,911)	(26,822,452)	-

	Total Liabilities	(27,066,363)	(243,911)	(26,822,452)	-

	Total	$1,519,489,759	$454,804	$1,519,028,804	$6,151

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($914,941,647)	$-	($914,941,647)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.1%

Basic Materials - 0.6%

Barrick Gold Corp (Canada) 4.100% due 05/01/23	$1,200,000	$1,299,988

Energy - 0.5%

Devon Energy Corp 5.850% due 12/15/25	1,120,000	1,271,219

Total Corporate Bonds & Notes (Cost $2,509,754)		2,571,207

U.S. TREASURY OBLIGATIONS - 27.4%

U.S. Treasury Inflation Protected Securities - 27.4%

0.125% due 01/15/22 ^	10,632,900	10,865,038
0.125% due 07/15/22 ^	847,681	869,094
0.125% due 01/15/23 ^	3,544,908	3,606,458
0.125% due 07/15/24 ^	1,804,101	1,833,968
0.250% due 01/15/25 ^	2,225,193	2,270,567
0.375% due 07/15/23 ^	3,898,670	4,046,796
0.625% due 01/15/24 ^	6,126,575	6,438,712
0.625% due 01/15/26 ^	12,822,428	13,510,954
0.750% due 02/15/42 ^	127,806	132,565
0.750% due 02/15/45 ^	1,113,969	1,156,211
1.000% due 02/15/46 ^	4,143,974	4,610,727
1.125% due 01/15/21 ^	66,009	70,322
1.375% due 02/15/44 ^	3,448,917	4,117,362
1.750% due 01/15/28 ^	2,079,238	2,440,187
2.125% due 02/15/41 ^	43,958	59,355
2.375% due 01/15/25 ^	1,557,611	1,859,613
2.500% due 01/15/29 ^	2,925,575	3,725,006
3.375% due 04/15/32 ^	298,283	439,235
3.625% due 04/15/28 ^	1,964,081	2,719,307
3.875% due 04/15/29 ^	1,112,587	1,607,820

		66,379,297

Total U.S. Treasury Obligations (Cost $64,016,584)		66,379,297

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 4,403,280	4,883,162

Total Foreign Government Bonds & Notes (Cost $6,172,180)		4,883,162

SHORT-TERM INVESTMENTS - 69.5%

Certificates of Deposit - 12.0%

Canadian Imperial Bank of Commerce (Canada) 0.700% due 11/14/16	$3,000,000	3,001,011
Mizuho Bank Ltd (Japan)
0.750% due 10/03/16	2,000,000	2,000,068
0.800% due 10/21/16	1,000,000	1,000,215
Norinchukin Bank (Japan) 0.900% due 11/17/16	5,000,000	5,002,201
Royal Bank of Canada (Canada)
0.845% due 10/17/16	2,000,000	2,000,348
0.940% due 11/01/16	3,000,000	3,001,207
The Bank of Montreal (Canada) 0.690% due 10/05/16	4,550,000	4,550,175
The Bank of Nova Scotia (Canada) 0.750% due 10/19/16	3,000,000	3,000,499

	Principal Amount	Value
The Sumitomo Trust & Banking Co Ltd (Japan) 0.900% due 10/14/16	$2,000,000	$2,000,380
Wells Fargo Bank NA 0.850% due 10/07/16	3,500,000	3,500,035

		29,056,139

Commercial Paper - 41.2%

American Honda Finance Corp 0.456% due 10/18/16	3,000,000	2,999,393
ANZ National International Ltd (New Zealand) 0.426% due 10/03/16	2,635,000	2,634,888
Apple Inc
0.436% due 11/04/16	1,000,000	999,599
0.446% due 10/25/16	1,000,000	999,724
0.467% due 10/24/16	1,000,000	999,735
0.477% due 10/24/16	1,500,000	1,499,603
Bank of Nova Scotia (Canada) 0.660% due 10/20/16	1,250,000	1,249,696
BMW U.S. Capital LLC (Germany)
0.416% due 10/03/16	1,500,000	1,499,954
0.446% due 11/08/16	2,000,000	1,998,967
0.456% due 10/14/16	2,000,000	1,999,673
Chevron Corp 0.457% due 10/11/16	1,000,000	999,881
Commonwealth Bank of Australia (Australia)
0.446% due 10/05/16	1,250,000	1,249,936
0.456% due 10/07/16	1,000,000	999,927
CPPIB Capital Inc (Canada)
0.456% due 11/03/16	2,000,000	1,999,169
0.507% due 10/17/16	2,000,000	1,999,620
Johnson & Johnson 0.335% due 10/05/16	5,000,000	4,999,781
Microsoft Corp 0.406% due 10/05/16	2,400,000	2,399,885
Mitsubishi UFJ Financial Group Inc (Japan) 0.792% due 10/14/16	2,000,000	1,999,666
National Australia Bank Ltd (Australia)
0.456% due 11/01/16	2,000,000	1,999,266
0.711% due 11/02/16	3,000,000	2,998,856
National Canadian Bank Ltd (Canada) 0.487% due 10/28/16	1,100,000	1,099,606
Nestle Capital Corp (Switzerland) 0.446% due 10/21/16	2,000,000	1,999,614
Novartis Finance Corp
0.406% due 10/12/16	2,000,000	1,999,747
0.436% due 10/05/16	2,500,000	2,499,880
0.456% due 11/08/16	1,000,000	999,516
PACCAR Financial Corp
0.426% due 10/12/16	1,500,000	1,499,795
0.446% due 10/17/16	2,000,000	1,999,592
PepsiCo Inc 0.375% due 10/07/16	5,000,000	4,999,655
Pfizer Inc 0.487% due 10/03/16	2,000,000	1,999,949
Province of Ontario (Canada)
0.396% due 10/12/16	2,000,000	1,999,747
0.426% due 10/24/16	2,000,000	1,999,437
Province of Quebec (Canada)
0.416% due 10/04/16	2,080,000	2,079,921
0.467% due 10/11/16	2,000,000	1,999,771
0.507% due 10/11/16	1,500,000	1,499,828
QUALCOMM Inc
0.456% due 11/08/16	1,500,000	1,499,274
0.487% due 10/26/16	4,000,000	3,998,769
Reckitt Benckiser Group PLC (United Kingdom) 0.426% due 10/03/16	1,300,000	1,299,960

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Sanofi (France)
0.426% due 10/14/16	$2,000,000	$1,999,720
0.558% due 10/14/16	1,000,000	999,860
Sumitomo Mitsui Banking Corp (Japan) 0.558% due 10/05/16	2,100,000	2,099,892
The Coca-Cola Co 0.518% due 12/16/16	3,000,000	2,996,413
The Toronto-Dominion Bank (Canada) 0.600% due 10/03/16	4,000,000	4,000,084
The Walt Disney Co 0.416% due 10/13/16	4,000,000	3,999,444
Toyota Motor Credit Corp 0.619% due 10/13/16	3,000,000	2,999,642
Unilever Capital Corp (United Kingdom) 0.416% due 10/11/16	2,000,000	1,999,771
USAA Capital Corp 0.385% due 10/05/16	2,000,000	1,999,904
Wal-Mart Stores Inc
0.396% due 10/11/16	1,000,000	999,895
0.406% due 10/17/16	2,000,000	1,999,649

		100,095,554

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $11,175,524; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $11,400,113)	11,175,496	11,175,496

U.S. Government Agency Issues - 11.7%

Fannie Mae
0.264% due 10/05/16	5,000,000	4,999,950
0.304% due 10/04/16	4,000,000	3,999,980
0.304% due 10/17/16	1,000,000	999,930

	Principal Amount	Value
Federal Home Loan Bank
0.299% due 10/07/16	$5,000,000	$4,999,900
0.335% due 10/28/16	1,200,000	1,199,850
0.374% due 10/07/16	3,000,000	2,999,940
Freddie Mac
0.243% due 10/11/16	3,000,000	2,999,880
0.254% due 10/05/16	2,000,000	1,999,980
0.254% due 10/06/16	3,100,000	3,099,953
0.289% due 10/06/16	1,200,000	1,199,982

		28,499,345

Total Short-Term Investments (Cost $168,820,730)		168,826,534

TOTAL INVESTMENTS - 100.0% (Cost $241,519,248)		242,660,200

OTHER ASSETS & LIABILITIES, NET - 0.0%		110,555

NET ASSETS - 100.0%		$242,770,755

Notes to Schedule of Investments

(a)	As of September 30, 2016, the amount of $52,685 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/17)	212	$12,561

Short Futures Outstanding
Eurodollar (12/18)	212	(51,039)

Total Futures Contracts		($38,478)

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	8,000,000	USD	6,177,725	10/16	CIT	($79,381)
USD	11,098,325	CAD	14,380,000	10/16	CIT	136,550

Total Forward Foreign Currency Contracts						$57,169

(d)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	120	$43,173
Call Options Written	3,527	667,811
Put Options Written	8,504	1,382,825
Call Options Exercised	(701)	(160,894)
Put Options Exercised	(271)	(80,994)
Call Options Expired	(227)	(42,591)
Put Options Expired	(1,351)	(85,508)
Call Options Closed	(2,599)	(464,327)
Put Options Closed	(7,002)	(1,259,495)

Outstanding, September 30, 2016	-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(e)	Swap agreements outstanding as of September 30, 2016 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays U.S. Inflation-Linked Bond Index	1-Month USD-LIBOR plus or minus a specified spread	BRC	03/16/17	$147,316,066	($133,214)	$-	($133,214)

Total Swap Agreements					($133,214)	$-	($133,214)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,571,207	$-	$2,571,207	$-
	U.S. Treasury Obligations	66,379,297	-	66,379,297	,
	Foreign Government Bonds & Notes	4,883,162	-	4,883,162	-
	Short-Term Investments	168,826,534	-	168,826,534	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	136,550	-	136,550	-
	Interest Rate Contracts
	Futures	12,561	12,561	-	-

	Total Asset - Derivatives	149,111	12,561	136,550	-

	Total Assets	242,809,311	12,561	242,796,750	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(79,381)	-	(79,381)	-
	Interest Rate Contracts
	Futures	(51,039)	(51,039)	-	-
	Swaps	(133,214)	-	(133,214)	-

	Total Interest Rate Contracts	(184,253)	(51,039)	(133,214)	-

	Total Liabilities - Derivatives	(263,634)	(51,039)	(212,595)	-

	Total Liabilities	(263,634)	(51,039)	(212,595)	-

	Total	$242,545,677	($38,478)	$242,584,155	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 31.3%

Basic Materials - 0.0%

Rohm & Haas Co 6.000% due 09/15/17	$368,000	$383,545

Communications - 1.5%

AT&T Inc 4.450% due 05/15/21	5,000,000	5,504,210
Qwest Corp 6.875% due 09/15/33	1,178,000	1,179,086
SFR Group SA (France) 7.375% due 05/01/26 ~	6,300,000	6,447,672
Verizon Communications Inc
1.234% due 06/09/17 §	17,900,000	17,927,816
3.000% due 11/01/21	2,800,000	2,933,353
3.500% due 11/01/24	11,200,000	11,973,618

		45,965,755

Consumer, Cyclical - 2.1%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	2,200,000	2,334,750
American Airlines Pass-Through Trust ‘A’ 3.250% due 04/15/30 #	3,000,000	3,026,250
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30 #	3,400,000	3,431,875
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,461,880	3,959,525
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,424,453
3.875% due 07/20/25	1,534,000	1,673,949
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	8,068,104
Ford Motor Credit Co LLC
1.238% due 11/08/16 §	15,700,000	15,699,733
1.361% due 09/08/17 §	2,300,000	2,301,074
1.500% due 01/17/17	6,345,000	6,357,271
2.240% due 06/15/18	1,900,000	1,915,901
8.000% due 12/15/16	500,000	507,104
General Motors Financial Co Inc
3.150% due 01/15/20	5,200,000	5,302,882
3.200% due 07/13/20	4,600,000	4,714,517
Motors Liquidation 8.375% due 07/05/33 * Y +	EUR 7,400,000	-
Newell Brands Inc 3.850% due 04/01/23	$1,700,000	1,812,683

		64,530,071

Consumer, Non-Cyclical - 1.1%

AbbVie Inc 2.300% due 05/14/21	4,500,000	4,544,257
Actavis Funding SCS 3.000% due 03/12/20	3,000,000	3,095,160
Aetna Inc 1.700% due 06/07/18	7,000,000	7,024,948
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	1,055,557
Baxalta Inc 1.646% due 06/22/18 §	8,300,000	8,273,108
Reynolds American Inc 4.450% due 06/12/25	4,200,000	4,696,978
Whole Foods Market Inc 5.200% due 12/03/25 ~	200,000	217,731
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	6,000,000	6,134,718

		35,042,457

	Principal Amount	Value
Energy - 1.5%

CNPC General Capital Ltd (China) 1.717% due 05/14/17 § ~	$6,700,000	$6,703,404
Energy Transfer Partners LP
4.050% due 03/15/25	3,600,000	3,578,893
4.150% due 10/01/20	1,500,000	1,570,364
4.900% due 03/15/35	1,800,000	1,669,426
Genesis Energy LP 6.750% due 08/01/22	3,000,000	3,106,140
Kinder Morgan Energy Partners LP
3.450% due 02/15/23	2,790,000	2,786,401
9.000% due 02/01/19	2,259,000	2,590,309
Kinder Morgan Inc
1.500% due 03/16/22	EUR 5,800,000	6,664,923
2.250% due 03/16/27	1,800,000	2,049,154
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 ~	$3,300,000	1,039,500
Petrobras Global Finance BV (Brazil)
3.737% due 03/17/20 §	500,000	490,000
4.875% due 03/17/20	200,000	202,562
5.375% due 01/27/21	1,300,000	1,290,250
7.875% due 03/15/19	602,000	653,170
8.375% due 05/23/21	500,000	549,100
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,270,680
Regency Energy Partners LP 5.000% due 10/01/22	4,100,000	4,333,081
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	1,750,000	1,876,875
Williams Partners LP
4.875% due 05/15/23	500,000	506,452
4.875% due 03/15/24	3,000,000	3,036,852

		46,967,536

Financial - 24.0%

Ally Financial Inc
2.750% due 01/30/17	2,900,000	2,907,755
3.250% due 02/13/18	1,300,000	1,316,250
5.500% due 02/15/17	9,200,000	9,323,418
alstria office REIT-AG (Germany) 2.125% due 04/12/23 ~	EUR 2,300,000	2,785,935
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/17 * Y ~ +	1,000,000	263,987
4.750% due 01/15/18 * Y ~ +	5,600,000	1,478,328
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	$8,900,000	9,189,250
Banco Santander SA (Spain) 6.250% § ± ~	EUR 1,100,000	1,111,079
Bank of America Corp
2.625% due 04/19/21	$4,000,000	4,068,264
2.650% due 04/01/19	4,000,000	4,088,048
3.300% due 01/11/23	1,480,000	1,536,563
4.000% due 04/01/24	5,800,000	6,263,472
5.650% due 05/01/18	5,000,000	5,305,680
6.000% due 09/01/17	2,900,000	3,016,131
6.875% due 04/25/18	10,100,000	10,895,668
Bank of America NA
1.150% due 06/15/17 §	9,600,000	9,596,582
1.208% due 05/08/17 §	4,400,000	4,405,324
1.285% due 06/05/17 §	7,500,000	7,513,620
Barclays Bank PLC (United Kingdom)
7.750% due 04/10/23 §	1,300,000	1,363,375
10.179% due 06/12/21 ~	19,400,000	24,818,730
Barclays PLC (United Kingdom) 6.500% § ±	EUR 5,900,000	6,206,070
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,200,000	1,315,500
BPCE SA (France) 1.371% due 11/18/16 §	28,600,000	28,616,245
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,669,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
CIT Group Inc
4.250% due 08/15/17	$3,000,000	$3,060,000
5.250% due 03/15/18	2,000,000	2,085,000
Citigroup Inc
1.700% due 04/27/18	3,900,000	3,905,604
1.763% due 06/07/19 §	3,900,000	3,922,850
2.050% due 06/07/19	2,000,000	2,016,394
2.255% due 09/01/23 §	7,600,000	7,642,697
2.350% due 08/02/21	4,000,000	4,011,736
2.650% due 10/26/20	4,000,000	4,090,132
Cooperatieve Rabobank UA (Netherlands) 11.000% § ± ~	8,500,000	10,327,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
2.969% due 04/16/21 § ~	5,500,000	5,695,090
3.800% due 09/15/22	11,000,000	11,253,275
3.800% due 06/09/23 ~	6,200,000	6,293,533
Deutsche Bank AG (Germany) 2.717% due 05/10/19 §	10,900,000	10,645,103
Discover Bank 2.600% due 11/13/18	3,200,000	3,249,482
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,329,766
HCP Inc REIT 4.000% due 12/01/22	3,900,000	4,127,292
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,669,268
HSBC Holdings PLC (United Kingdom)
2.354% due 01/05/22 § #	9,300,000	9,348,574
3.081% due 03/08/21 §	5,600,000	5,852,269
3.400% due 03/08/21	7,000,000	7,244,762
Huntington Bancshares Inc 3.150% due 03/14/21	9,000,000	9,339,966
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	26,820,177
International Lease Finance Corp 6.250% due 05/15/19	4,700,000	5,105,375
Intesa Sanpaolo SPA (Italy) 2.375% due 01/13/17	7,890,000	7,901,504
JPMorgan Chase & Co
0.829% due 05/30/17 §	GBP 2,500,000	3,236,948
2.400% due 06/07/21	$6,000,000	6,072,102
2.550% due 03/01/21	7,200,000	7,337,102
3.900% due 07/15/25	11,400,000	12,313,243
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	8,079,768
Lloyds Bank PLC (United Kingdom)
1.702% due 01/22/19 §	7,000,000	7,034,783
12.000% § ± ~	5,300,000	7,294,125
Manulife Financial Corp (Canada) 4.150% due 03/04/26	2,000,000	2,189,942
Mizuho Bank Ltd (Japan) 1.307% due 09/25/17 § ~	10,700,000	10,711,214
Morgan Stanley
1.995% due 04/25/18 §	2,000,000	2,023,580
2.125% due 04/25/18	300,000	302,628
3.875% due 01/27/26	4,000,000	4,263,148
National Australia Bank Ltd (Australia)
1.118% due 06/30/17 § ~	25,900,000	25,891,582
2.250% due 03/16/21 ~	7,700,000	7,863,171
Nykredit Realkredit AS (Denmark)
1.000% due 04/01/17	DKK 12,700,000	1,931,952
2.000% due 04/01/17	38,800,000	5,921,954
2.000% due 10/01/17	30,300,000	4,676,794
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	$1,400,000	1,480,150
7.250% due 12/15/21 ~	1,300,000	1,374,750
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,030,000

	Principal Amount	Value
Principal Life Global Funding II 1.200% due 05/19/17 ~	$17,500,000	$17,506,492
Realkredit Danmark AS (Denmark)
1.000% due 01/01/17	DKK 108,400,000	16,421,883
1.000% due 04/01/17	136,400,000	20,724,264
2.000% due 04/01/17	313,300,000	47,837,160
Regions Financial Corp 3.200% due 02/08/21	$5,800,000	6,035,834
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,916,570
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23 ~	EUR 4,900,000	5,570,091
6.990% § ± ~	$8,500,000	9,520,000
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	4,500,000	4,502,218
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,600,890
Societe Generale SA (France) 8.000% § ± ~	8,200,000	8,159,000
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,400,000
Synchrony Financial 2.192% due 11/09/17 §	6,000,000	6,041,964
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	26,700,000	26,708,437
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.876% due 09/14/18 § ~	7,500,000	7,541,370
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	18,017,894
7.250% due 02/01/18	10,900,000	11,707,450
The Blackstone Group LP 9.296% due 03/19/19 ~	3,407,771	3,450,368
The Goldman Sachs Group Inc
1.481% due 05/22/17 §	16,600,000	16,630,378
2.050% due 09/15/20 §	8,400,000	8,452,231
The Royal Bank of Scotland PLC (United Kingdom) 9.500% due 03/16/22 § ~	1,100,000	1,136,143
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	7,700,000	7,864,457
UBS AG (Switzerland)
1.402% due 06/01/17 §	4,500,000	4,505,251
1.692% due 06/01/20 §	1,700,000	1,699,886
UBS Group Funding Jersey Ltd (Switzerland)
3.000% due 04/15/21 ~	8,000,000	8,225,776
4.125% due 04/15/26 ~	7,100,000	7,474,610
Wells Fargo & Co 7.980% § ±	18,600,000	19,462,110

		744,134,015

Industrial - 0.2%

Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	3,680,935
Norfolk Southern Corp 2.903% due 02/15/23	$1,000,000	1,037,534

		4,718,469

Technology - 0.3%

Apple Inc 2.850% due 05/06/21	2,000,000	2,109,180
Diamond 1 Finance Corp 5.450% due 06/15/23 ~	6,500,000	6,971,263

		9,080,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Utilities - 0.6%

Dynegy Inc
6.750% due 11/01/19	$9,700,000	$9,991,000
7.375% due 11/01/22	3,300,000	3,275,250
7.625% due 11/01/24	1,600,000	1,579,200
Majapahit Holding BV (Indonesia) 7.750% due 10/17/16 ~	2,800,000	2,803,500

		17,648,950

Total Corporate Bonds & Notes (Cost $953,027,585)		968,471,241

SENIOR LOAN NOTES - 0.1%

Consumer, Cyclical - 0.1%

FCA US LLC Term B 3.500% due 05/24/17 §	3,895,824	3,907,999

Total Senior Loan Notes (Cost $3,895,550)		3,907,999

MORTGAGE-BACKED SECURITIES - 52.2%

Collateralized Mortgage Obligations - Commercial - 3.5%

BAMLL Commercial Mortgage Securities Trust 2.424% due 12/15/33 " § ~	7,700,000	7,803,098
Banc of America Commercial Mortgage Trust 5.451% due 01/15/49 "	200,961	201,776
Bcrr Trust 5.858% due 07/17/40 " § ~	10,669,312	10,669,563
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	545,453	549,557
5.700% due 06/11/50 "	5,286,919	5,446,544
5.910% due 06/11/40 " §	16,393,453	16,703,428
Capmark Mortgage Securities Inc (IO) 1.237% due 05/15/35 " §	340,782	4,731
Commercial Mortgage Trust 5.444% due 03/10/39 "	3,772,392	3,778,058
Credit Suisse Commercial Mortgage Trust 5.297% due 12/15/39 "	363,589	364,610
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.419% due 08/25/22 " §	22,014,995	1,366,931
GS Mortgage Securities Trust 3.601% due 10/10/49 " ~	7,000,000	6,907,952
JP Morgan Chase Commercial Mortgage Securities Corp 1.977% due 01/15/33 " § ~	7,700,000	7,704,271
JP Morgan Chase Commercial Mortgage Securities Trust 5.881% due 02/12/49 " §	4,251,018	4,312,204
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,153,314	1,194,969
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	4,893,763	5,044,385
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48 "	7,000,000	7,398,414
Morgan Stanley Capital I Trust 5.319% due 12/15/43 "	10,920,129	10,919,254
Morgan Stanley Re-REMIC Trust 5.988% due 08/12/45 " § ~	572,586	578,860
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	16,200,000	16,304,691

		107,253,296

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 6.3%

Alternative Loan Trust
0.712% due 02/20/47 " §	$7,083,685	$4,796,759
0.715% due 10/25/46 " §	828,019	798,650
0.805% due 02/25/37 " §	199,894	165,184
Alternative Loan Trust (IO) 4.475% due 05/25/35 " §	3,158,881	303,152
Banc of America Funding Ltd 0.785% due 10/03/39 " § ~	47,309	47,308
Banc of America Funding Trust
0.736% due 08/25/47 " § ~	11,024,967	8,080,658
2.925% due 02/20/36 " §	1,905,669	1,874,293
BCAP LLC Trust
5.136% due 03/26/37 " § ~	651,533	624,233
5.250% due 02/26/36 " ~	2,617,827	2,255,937
5.250% due 08/26/37 " ~	4,692,858	4,854,342
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/35 " §	20,504	20,648
3.019% due 08/25/33 " §	2,613,075	2,609,133
Bear Stearns ALT-A Trust
1.365% due 11/25/34 " §	366,489	358,638
2.801% due 01/25/36 " §	3,641,855	3,016,607
Bear Stearns Structured Products Inc Trust
2.966% due 01/26/36 " §	1,600,889	1,263,030
3.280% due 12/26/46 " §	1,203,061	967,491
ChaseFlex Trust 4.848% due 09/25/36 " §	6,406,023	6,001,232
Citigroup Mortgage Loan Trust 3.043% due 08/25/35 " §	604,186	459,829
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/35 " §	1,178,249	977,098
2.832% due 05/20/34 " §	1,376,383	1,315,196
3.175% due 08/25/34 " §	180,168	154,852
Credit Suisse First Boston Mortgage Securities Corp 1.090% due 03/25/32 " § ~	221,818	206,784
Downey Savings & Loan Association Mortgage Loan Trust 2.710% due 07/19/44 " §	978,304	967,516
Fannie Mae
0.585% due 07/25/37 " §	328,823	322,532
0.931% due 04/18/28 " §	91,746	92,596
0.981% due 10/18/30 " §	633	636
1.025% due 03/25/17 " §	674	674
1.125% due 05/25/40 " §	2,744,208	2,749,107
5.000% due 03/25/21 "	25,506	26,265
6.240% due 10/25/42 " §	871,296	995,262
Fannie Mae (IO)
6.175% due 10/25/35 " §	6,074	1,069
FHLMC-GNMA 7.500% due 09/20/26 "	172,701	200,628
First Horizon Alternative Mortgage Securities Trust
2.697% due 06/25/34 " §	4,730,210	4,631,270
2.845% due 03/25/35 " §	1,275,406	1,008,122
6.000% due 01/25/35 "	57,950	53,110
Freddie Mac
0.874% due 12/15/29 " §	16,633	16,636
0.924% due 06/15/41 " §	9,737,847	9,734,451
3.500% due 07/15/32 "	5,281	5,302
7.000% due 09/15/21 "	17,133	18,298
7.500% due 01/15/23 "	451,764	500,744
Freddie Mac Structured Pass-Through Securities
1.689% due 10/25/44 " §	1,718,354	1,755,155
1.867% due 07/25/44 " §	8,751,386	9,011,288

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association
1.044% due 05/20/65 " §	$2,170,497	$2,141,773
1.094% due 07/20/65 - 08/20/65 " §	14,305,073	14,171,085
1.144% due 07/20/63 " §	14,003,381	14,030,024
1.244% due 01/20/66 " §	8,876,425	8,865,747
Great Hall Mortgages No 1 PLC (United Kingdom) 0.987% due 06/18/39 " § ~	7,134,502	6,715,257
GreenPoint Mortgage Funding Trust 0.795% due 11/25/45 " §	63,880	55,295
HarborView Mortgage Loan Trust 0.685% due 05/25/38 " §	2,273,995	1,641,143
Impac CMB Trust 1.065% due 05/25/35 " §	121,090	109,706
Impac Secured Assets Trust 0.695% due 01/25/37 " §	1,401,785	1,283,189
IndyMac ARM Trust 2.130% due 01/25/32 " §	35,696	34,565
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,127,963	1,731,296
JP Morgan Mortgage Trust 0.825% due 10/25/35 " §	4,033,784	3,078,153
Lehman Mortgage Trust 5.750% due 02/25/37 "	11,580,805	10,135,605
Marche Mutui SARL (Italy) 1.953% due 01/27/64 " § ~	EUR 3,128,778	3,551,528
MASTR Adjustable Rate Mortgages Trust 2.970% due 04/21/34 " §	$49,736	50,598
MASTR Alternative Loan Trust 0.925% due 03/25/36 " §	803,121	164,795
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/35 " §	82,415	77,690
2.823% due 06/25/35 " §	89,441	87,067
PHH Alternative Mortgage Trust 0.685% due 02/25/37 " §	22,203,358	18,544,122
Provident Funding Mortgage Loan Trust 2.911% due 04/25/34 " §	5,612	5,593
RALI Trust 6.250% due 01/25/37 "	1,817,464	1,474,660
RBSSP Resecuritization Trust 6.250% due 12/26/36 " § ~	803,446	518,913
Reperforming Loan REMIC Trust 0.865% due 06/25/35 " § ~	3,214,989	2,867,760
Residential Asset Securitization Trust (IO) 4.425% due 11/25/35 " §	3,891,891	571,306
Residential Funding Mortgage Securities I Trust 3.428% due 09/25/35 " §	925,468	737,380
Residential Mortgage Securities PLC (United Kingdom) 1.532% due 06/15/46 " § ~	GBP 2,501,108	3,241,719
ResLoC UK PLC (United Kingdom) 0.351% due 12/15/43 " § ~	EUR 3,665,673	3,742,718
Sequoia Mortgage Trust 0.882% due 07/20/33 " §	$908,838	854,891
Structured Adjustable Rate Mortgage Loan Trust 2.848% due 01/25/35 " §	528,470	501,625
Structured Asset Mortgage Investments II Trust
0.735% due 05/25/36 " §	1,336,587	1,039,380
0.755% due 05/25/45 " §	324,159	285,772
0.781% due 07/19/35 " §	336,603	315,963
0.805% due 02/25/36 " §	1,355,610	1,121,483
Structured Asset Mortgage Investments Trust 1.191% due 09/19/32 " §	94,241	91,953
Suntrust Alternative Loan Trust (IO) 4.575% due 12/25/35 " §	9,871,884	1,410,299

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust
0.167% due 10/25/45 " §	$83,758	$79,792
0.795% due 12/25/45 " §	79,016	75,363
1.864% due 08/25/42 " §	52,209	50,098
Washington Mutual Mortgage Pass-Through Certificates Trust
1.337% due 11/25/46 " §	2,263,213	1,654,203
5.750% due 01/25/36 "	3,035,974	2,685,723
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.325% due 11/25/35 " §	20,015,774	3,218,270
4.425% due 11/25/35 " §	5,206,804	963,804
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.000% due 07/25/36 "	3,456,270	3,019,893
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.725% due 02/25/33 " §	48,870	49,040
Wells Fargo Mortgage-Backed Securities Trust
2.860% due 12/25/34 " §	522,121	513,418
2.860% due 03/25/36 " §	173,804	165,592
3.001% due 04/25/36 " §	1,315,088	1,288,347
3.015% due 07/25/36 " §	3,871,719	3,726,517
3.037% due 10/25/33 " §	101,511	102,062
3.198% due 04/25/36 " §	157,484	17,112

		196,101,002

Fannie Mae - 37.6%

1.689% due 08/01/42 - 10/01/44 " §	1,450,312	1,478,961
1.940% due 03/01/33 " §	393,245	409,979
2.158% due 02/01/33 " §	361,411	380,604
2.213% due 12/01/34 " §	1,880,373	1,958,984
2.272% due 09/01/35 " §	271,441	280,959
2.310% due 08/01/22 "	1,200,000	1,238,967
2.346% due 11/01/34 " §	18,179	19,204
2.355% due 12/01/34 " §	5,688	6,010
2.400% due 01/01/25 " §	48,069	49,661
2.403% due 01/01/34 " §	14,073	14,843
2.412% due 07/01/33 " §	20,657	21,536
2.421% due 01/01/36 " §	93,994	98,842
2.425% due 02/01/33 " §	6,434	6,775
2.446% due 09/01/33 " §	49,325	51,303
2.450% due 11/01/23 " §	62	62
2.464% due 01/01/23 " §	56,706	58,671
2.529% due 04/01/35 " §	656,419	691,238
2.555% due 04/01/34 " §	58,912	59,616
2.595% due 04/01/27 " §	9,657	9,759
2.611% due 07/01/35 " §	1,865,773	1,964,979
2.614% due 08/01/36 " §	650,849	687,056
2.620% due 03/01/34 " §	14,073	14,925
2.656% due 12/01/22 " §	15,543	16,093
2.705% due 08/01/35 " §	541,457	567,546
2.715% due 09/01/35 " §	168,698	178,005
2.742% due 07/01/33 " §	44,578	46,989
2.808% due 11/01/34 " §	4,112,493	4,346,552
2.819% due 08/01/34 " §	1,847	1,950
2.827% due 03/01/33 " §	17,090	17,856
2.870% due 09/01/27 "	4,800,000	5,010,286
3.000% due 04/01/27 - 12/01/46 "	261,750,213	271,616,188
3.125% due 06/01/34 " §	6,697	7,090
3.208% due 05/01/36 " §	39,646	41,657
3.330% due 11/01/21 "	365,416	393,048
3.500% due 10/01/31 - 11/01/46 "	309,000,000	325,931,765
3.569% due 05/01/36 " §	33,026	35,110
3.635% due 05/01/36 " §	1,255,880	1,339,760
4.000% due 02/01/17 - 11/01/46 "	334,716,696	359,045,679
4.500% due 03/01/18 - 11/01/46 "	98,493,309	107,625,220
4.693% due 09/01/34 " §	321,402	337,261

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
5.000% due 01/01/23 - 11/01/46 "	$33,626,444	$37,357,412
5.500% due 08/01/18 - 09/01/41 "	24,961,970	27,317,162
6.000% due 07/01/17 - 10/01/46 "	10,246,762	11,807,506
6.500% due 11/01/16 - 09/01/37 "	1,242,588	1,439,795
7.500% due 01/01/33 "	29,911	36,625
8.000% due 05/01/30 - 08/01/30 "	5,787	6,011
8.500% due 07/01/32 "	3,095	3,383

		1,164,028,883

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	52,634	51,531
7.430% due 10/01/20 "	11,386	11,148

		62,679

Freddie Mac - 3.0%

2.472% due 01/01/28 " §	7,430	7,684
2.535% due 09/01/35 " §	371,900	390,012
2.750% due 07/01/32 " §	9,605	10,036
2.829% due 05/01/23 " §	3,420	3,538
2.875% due 05/01/32 " §	3,273	3,373
2.881% due 03/01/32 " §	65,277	68,745
2.911% due 03/01/32 " §	106,259	112,615
3.051% due 06/01/17 " §	233	233
3.500% due 11/01/46 "	37,000,000	38,992,364
4.000% due 10/01/46 - 11/01/46 "	19,000,000	20,369,336
4.500% due 11/01/46 "	20,000,000	21,881,641
5.500% due 03/01/23 - 05/01/40 "	8,982,423	10,215,619
6.000% due 11/01/18 - 10/01/22 "	402,286	459,165
6.500% due 11/01/16 - 05/01/17 "	11,901	11,986
7.000% due 10/01/37 "	64,844	74,782

		92,601,129

Government National Mortgage Association - 1.8%

1.875% due 07/20/23 - 09/20/32 " §	449,277	465,029
2.000% due 12/20/22 - 03/20/33 " §	1,668,480	1,719,814
2.125% due 05/20/22 - 06/20/32 " §	1,163,528	1,197,745
2.375% due 09/20/22 - 07/20/24 " §	52,195	52,504
2.500% due 11/20/24 - 03/20/29 " §	149,448	153,396
3.000% due 08/20/20 " §	26,467	26,732
3.500% due 10/01/46 - 11/01/46 "	15,000,000	15,920,952
4.000% due 03/15/44 - 11/01/46 "	25,818,747	27,681,191
5.000% due 05/15/33 - 11/15/41 "	7,368,379	8,270,154
6.000% due 06/15/38 - 09/15/38 "	22,836	26,191
7.500% due 07/15/31 - 12/15/31 "	40,562	49,877
8.000% due 12/15/29 - 08/15/32 "	297,545	336,034
8.500% due 08/15/22 - 12/15/30 "	338,754	354,854
9.000% due 02/15/17 - 04/15/20 "	4,593	4,922
10.000% due 07/15/22 - 02/15/25 "	2,388	2,578

		56,261,973

Total Mortgage-Backed Securities (Cost $1,602,063,648)		1,616,308,962

ASSET-BACKED SECURITIES - 6.4%

ABFC Trust 1.075% due 07/25/35 " §	5,600,000	4,622,486
ACE Securities Corp Home Equity Loan Trust 1.185% due 11/25/35 " §	2,873,927	2,848,026
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.905% due 02/25/36 " §	2,865,382	2,056,047
Bear Stearns Asset-Backed Securities I Trust 0.635% due 04/25/31 " §	800,577	822,302
CIFC Funding Ltd (Cayman) 1.920% due 08/14/24 " § ~	7,200,000	7,205,234
Citigroup Mortgage Loan Trust
0.665% due 12/25/36 " §	10,098,102	9,350,601
0.675% due 12/25/36 " §	6,849,865	4,000,233
0.685% due 12/25/36 " § ~	3,718,551	2,457,994

	Principal Amount	Value
Countrywide Asset-Backed Certificates 0.655% due 12/25/36 " §	$7,691,974	$7,524,233
0.665% due 06/25/47 " §	10,038,358	7,350,897
0.675% due 05/25/37 " §	3,183,616	3,019,374
0.975% due 03/25/47 " § ~	2,886,379	1,662,081
CWABS Asset-Backed Certificates Trust 0.665% due 03/25/37 " §	5,511,538	5,069,150
0.675% due 02/25/37 " §	7,055,943	6,923,592
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	44,574	49,853
EFS Volunteer No 2 LLC 1.405% due 07/26/27 " § ~	2,623,914	2,626,882
FBR Securitization Trust 1.289% due 09/25/35 " §	28,530,000	22,574,497
Hillmark Funding Ltd (Cayman) 1.061% due 05/21/21 " § ~	5,651,824	5,634,109
Home Equity Mortgage Loan Asset-Backed Trust 0.845% due 04/25/37 " §	7,549,050	5,926,865
Imc Home Equity Loan Trust 6.720% due 08/20/29 " §	3,383	3,364
IXIS Real Estate Capital Trust 0.625% due 01/25/37 " §	12,198,474	5,964,239
Jubilee BV CDO (Netherlands) 0.023% due 07/30/24 " § ~	EUR 1,818,826	2,040,695
Lehman ABS Mortgage Loan Trust 0.615% due 06/25/37 " § ~	$1,513,501	938,858
Lehman XS Trust 0.695% due 02/25/37 " §	7,566,169	4,450,272
Long Beach Mortgage Loan Trust 0.675% due 09/25/36 " §	4,238,213	2,833,949
Malin BV CLO (Netherlands) 0.000% due 05/07/23 " § ~	EUR 972,194	1,083,977
Mastr Asset-Backed Securities Trust 0.775% due 04/25/36 " §	$10,616,681	4,799,621
Mid-State Trust VI 7.340% due 07/01/35 "	768,961	820,264
Mid-State Trust VIII 7.791% due 03/15/38 "	406,267	440,445
Morgan Stanley ABS Capital I Inc Trust
0.705% due 03/25/37 " §	3,489,194	1,853,011
0.775% due 03/25/37 " §	5,842,371	3,143,208
Navient Private Education Loan Trust 2.024% due 01/16/35 " § ~	5,636,727	5,696,087
Neptuno I BV CLO (Netherlands) 0.087% due 05/24/23 " § ~	EUR 3,085,384	3,457,591
Nissan Auto Receivables Owner Trust 0.630% due 05/15/17 "	$2,117,841	2,117,860
Option One Mortgage Loan Trust 0.745% due 02/25/37 " §	18,858,455	11,512,191
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.075% due 07/25/35 " §	6,700,000	5,369,407
Penta SA CLO (Luxembourg) 0.067% due 06/04/24 " § ~	EUR 352,927	396,130
People’s Choice Home Loan Securities Trust 1.045% due 12/25/35 " §	$1,657,427	1,539,288
RAAC Trust 1.175% due 06/25/47 " §	2,828,640	2,468,455
RASC Trust
0.685% due 11/25/36 " §	1,283,736	1,166,128
0.935% due 01/25/36 " §	3,500,000	3,218,685
Renaissance Home Equity Loan Trust 1.404% due 08/25/33 " §	228,123	213,240
Securitized Asset-Backed Receivables LLC Trust 1.185% due 08/25/35 " §	12,516,322	8,422,307
Soundview Home Loan Trust 0.635% due 02/25/37 " §	1,745,156	747,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SpringCastLe America Funding LLC 3.050% due 04/25/29 " # ~	$7,700,000	$7,778,609
Structured Asset Investment Loan Trust 0.835% due 01/25/36 " §	10,000,000	7,867,413
Structured Asset Securities Corp Mortgage Loan Trust 0.795% due 03/25/36 " §	2,500,000	1,915,218
United States Small Business Administration 6.120% due 09/01/21 "	190,277	202,319
VOLT XXIX LLC 3.375% due 10/25/54 " § ~	4,927,733	4,937,084

Total Asset-Backed Securities (Cost $192,983,392)		199,122,306

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae 5.375% due 06/12/17 ‡	5,300,000	5,475,758
Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	11,031,293

Total U.S. Government Agency Issues (Cost $16,346,054)		16,507,051

U.S. TREASURY OBLIGATIONS - 38.5%

U.S. Treasury Bonds - 16.0%

2.250% due 08/15/46 ‡	15,400,000	15,170,217
2.500% due 02/15/45	11,900,000	12,339,277
2.500% due 02/15/46 ‡	7,500,000	7,780,592
2.750% due 08/15/42 ‡	26,200,000	28,639,875
2.750% due 11/15/42	37,700,000	41,196,678
2.875% due 05/15/43	8,700,000	9,717,326
2.875% due 08/15/45 ‡	82,600,000	92,443,787
3.000% due 05/15/42	20,300,000	23,213,740
3.000% due 11/15/44	51,100,000	58,496,162
3.000% due 05/15/45	12,000,000	13,727,340
3.125% due 02/15/42	8,000,000	9,344,840
3.125% due 02/15/43	1,900,000	2,220,773
3.125% due 08/15/44 ‡	49,500,000	58,059,328
3.375% due 05/15/44 ‡	22,600,000	27,752,855
3.625% due 08/15/43	5,400,000	6,895,546
3.750% due 11/15/43	4,800,000	6,266,342
4.250% due 05/15/39	4,900,000	6,734,629
4.375% due 11/15/39	30,300,000	42,479,257
4.375% due 05/15/40	9,300,000	13,028,175
4.500% due 08/15/39	7,700,000	10,940,915
4.625% due 02/15/40	5,500,000	7,955,557

		494,403,211

U.S. Treasury Inflation Protected Securities - 18.3%

0.125% due 04/15/20 ^ ‡	1,335,971	1,362,825
0.125% due 01/15/22 ^	93,250,532	95,286,378
0.125% due 07/15/22 ^ ‡	33,907,248	34,763,745
0.125% due 07/15/24 ^	56,048,762	56,976,649
0.375% due 07/15/25 ^	18,774,355	19,426,407
0.625% due 01/15/26 ^	8,102,640	8,537,728
0.750% due 02/15/42 ^	4,047,190	4,197,883
0.750% due 02/15/45 ^	19,724,407	20,472,357
1.000% due 02/15/46 ^	2,945,472	3,277,232
1.375% due 02/15/44 ^	5,472,833	6,533,539
1.750% due 01/15/28 ^	77,313,173	90,734,507
2.000% due 01/15/26 ^	28,009,443	32,968,179
2.375% due 01/15/25 ^	57,325,177	68,439,841
2.375% due 01/15/27 ^	22,077,345	27,135,618
2.500% due 01/15/29 ^	66,021,599	84,062,397

	Principal Amount	Value
3.625% due 04/15/28 ^	$892,764	$1,236,049
3.875% due 04/15/29 ^	7,319,650	10,577,765

		565,989,099

U.S. Treasury Notes - 4.2%

2.250% due 11/15/24 ‡	41,400,000	43,747,733
2.375% due 08/15/24 ‡	23,000,000	24,518,805
2.500% due 05/15/24	42,900,000	46,140,961
2.750% due 02/15/24 ‡	15,500,000	16,921,645

		131,329,144

Total U.S. Treasury Obligations (Cost $1,125,459,708)		1,191,721,454

FOREIGN GOVERNMENT BONDS & NOTES - 8.5%

Brazil Letras do Tesouro Nacional (Brazil)
12.400% due 10/01/17	BRL 81,400,000	22,261,247
13.211% due 04/01/17	400,600,000	115,750,199
13.342% due 01/01/17	100,000	29,783
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	140,000,000	42,773,240
Export-Import Bank of Korea (South Korea)
2.625% due 12/30/20	$16,500,000	17,114,262
4.000% due 01/29/21	1,800,000	1,966,120
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,585,317
Province of Ontario (Canada)
1.650% due 09/27/19	17,200,000	17,358,240
3.150% due 06/02/22	CAD 11,300,000	9,475,480
4.000% due 06/02/21	16,300,000	14,019,404
4.400% due 04/14/20	$2,400,000	2,644,714
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,794,508
3.500% due 07/29/20	2,400,000	2,583,982
3.500% due 12/01/22	CAD 1,900,000	1,627,987
4.250% due 12/01/21	7,500,000	6,570,411
The Korea Development Bank (South Korea) 3.500% due 08/22/17	$3,100,000	3,160,664

Total Foreign Government Bonds & Notes (Cost $265,797,277)		262,715,558

MUNICIPAL BONDS - 3.3%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	4,600,000	7,675,100
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,385,491
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,701,730
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	9,602,496
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,342,301
City of Chicago IL ‘B’
5.630% due 01/01/22	3,500,000	3,544,310
7.750% due 01/01/42	5,600,000	6,028,120
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	376,755
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	16,000,000	19,250,560
New York State Dormitory Authority 5.051% due 09/15/27	2,100,000	2,564,457
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	2,007,408

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Public Power Generation Agency NE 7.242% due 01/01/41	$2,100,000	$2,697,891
Southern California Public Power Authority 5.943% due 07/01/40	13,440,000	17,880,441
State of California 7.600% due 11/01/40	400,000	648,852
State of Iowa 6.750% due 06/01/34	1,000,000	1,133,130
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,275,000	7,963,612
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	7,400,000	10,046,240

Total Municipal Bonds (Cost $81,336,593)		102,848,894

PURCHASED OPTIONS - 0.1%
(See Note (h) in Notes to Schedule of Investments) (Cost $4,227,571)		1,523,508

SHORT-TERM INVESTMENTS - 13.4%

Certificates of Deposit - 0.3%

Mitsubishi Trust & Bank (Japan) 1.577% due 09/19/17	5,000,000	5,002,835
Natixis SA (France)
1.553% due 09/25/17	900,000	902,105
1.553% due 10/02/17	2,300,000	2,300,000

		8,204,940

Commercial Paper - 3.2%

AutoNation Inc
1.300% due 10/05/16	5,000,000	4,999,358
1.300% due 10/20/16	10,800,000	10,794,048
CRH America Finance Inc 0.780% due 10/31/16	2,600,000	2,598,423
Electricite de France SA (France) 0.720% due 10/20/16	4,400,000	4,398,504
Energy Transfer Partners LP 1.750% due 12/16/16	10,000,000	9,974,996
Ford Motor Credit Co LLC 1.700% due 09/12/17	9,100,000	8,966,236
NiSource Finance Corp 1.100% due 10/12/16	5,800,000	5,798,531
Omnicom Capital Inc 0.720% due 10/18/16	5,200,000	5,198,440
Rockwell Collins Inc 0.700% due 11/01/16	4,800,000	4,797,293
Schlumberger Holdings Corp
1.050% due 12/06/16	9,800,000	9,784,953
1.050% due 12/07/16	5,000,000	4,992,161
The Coca-Cola Co 0.870% due 01/06/17	4,600,000	4,592,098
Thomson Reuters Corp 1.070% due 10/24/16	5,000,000	4,997,660
Viacom Inc 1.300% due 11/14/16	6,700,000	6,693,007
Wyndham Worldwide Corp
1.070% due 10/11/16	4,800,000	4,798,599
1.080% due 10/11/16	4,900,000	4,898,570

		98,282,877

Foreign Government Issues - 9.6%

Japan Treasury Bills (Japan)
(0.380%) due 12/19/16	JPY 500,000,000	4,934,780
(0.367%) due 01/10/17	930,000,000	9,180,280
(0.355%) due 12/19/16	1,780,000,000	17,566,365

	Principal Amount	Value
(0.355%) due 01/10/17	JPY 240,000,000	$2,369,026
(0.325%) due 12/12/16	1,490,000,000	14,702,981
(0.305%) due 10/31/16	1,250,000,000	12,328,904
(0.300%) due 12/12/16	2,920,000,000	28,812,476
(0.290%) due 12/12/16	2,980,000,000	29,404,743
(0.280%) due 12/05/16	1,590,000,000	15,687,521
(0.275%) due 10/31/16	2,460,000,000	24,264,637
(0.255%) due 11/28/16	870,000,000	8,582,719
(0.255%) due 12/05/16	270,000,000	2,663,815
(0.249%) due 12/05/16	80,000,000	789,279
(0.245%) due 12/05/16	1,720,000,000	16,969,491
(0.240%) due 11/14/16	390,000,000	3,846,945
(0.235%) due 11/14/16	390,000,000	3,846,945
(0.234%) due 11/21/16	3,100,000,000	30,580,477
(0.231%) due 11/28/16	810,000,000	7,990,807
(0.228%) due 11/28/16	4,860,000,000	47,944,843
(0.227%) due 11/07/16	130,000,000	1,282,264
(0.221%) due 11/28/16	540,000,000	5,327,205
(0.215%) due 11/07/16	530,000,000	5,227,690
(0.210%) due 11/07/16	160,000,000	1,578,171

		295,882,364

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $6,829,752; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $6,966,450)	$6,829,735	6,829,735

U.S. Treasury Bills - 0.1%

0.483% due 03/09/17 ‡	527,000	526,098
0.506% due 03/09/17 ‡	827,000	825,584
0.514% due 03/09/17 ‡	1,210,000	1,207,929

		2,559,611

Total Short-Term Investments (Cost $410,460,198)		411,759,527

TOTAL INVESTMENTS - 154.3% (Cost $4,655,597,576)		4,774,886,500

OTHER ASSETS & LIABILITIES, NET - (54.3%)		(1,680,072,070)

NET ASSETS - 100.0%		$3,094,814,430

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,742,315 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $1,742,315 or less than 0.1% of the Fund’s net assets were in default as of September 30, 2016.

(c)	As of September 30, 2016, the amounts of $2,520,000 in cash, and investments with a total aggregate value of $187,088,838 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)	The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the nine-month period ended September 30, 2016 was $12,087,924 at a weighted average interest rate of 0.540%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2016 was $25,150,692 at a weighted average interest rate of 0.655%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(e)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (12/16)	7,222	$180,976
U.S. Treasury 10-Year Notes (12/16)	1,171	410,525
U.S. Treasury Long Bonds (12/16)	1,104	(2,671,764)

		(2,080,263)

Short Futures Outstanding
90-Day LIBOR Sterling (09/17)	334	(509,177)
90-Day LIBOR Sterling (03/18)	317	(450,623)
90-Day LIBOR Sterling (06/18)	277	(239,328)
Canada 10-Year Bonds (12/16)	396	(93,542)
Eurodollar (03/17)	1,748	(3,273,244)
Eurodollar (09/17)	398	(103,243)
Eurodollar (12/17)	1,265	(127,934)
Eurodollar (03/18)	2,404	(4,964,464)
Eurodollar (06/18)	560	(262,650)
Eurodollar (09/18)	2,299	(1,632,937)
Eurodollar (12/18)	650	(542,641)
United Kingdom Gilt (12/16)	60	81,210

		(12,118,573)

Total Futures Contracts		($14,198,836)

(f)	Reverse repurchase agreements outstanding as of September 30, 2016 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
SGN	U.S. Treasury Bonds 2.500% due 02/15/46	0.550%	09/26/16	10/04/16	($623,317)	$623,250	($623,250)
MER	U.S. Treasury Bonds 2.750% due 08/15/42	0.900%	09/15/16	10/07/16	(21,554,685)	21,543,375	(21,543,375)
MER	U.S. Treasury Bonds 2.250% due 08/15/46	0.750%	09/27/16	10/17/16	(15,329,065)	15,323,000	(15,323,000)
SCB	U.S. Treasury Bonds 2.875% - 3.125% due 08/15/44 – 08/15/45	0.650%	08/26/16	10/27/16	(65,410,857)	65,341,250	(65,341,250)
JPM	U.S. Treasury Notes 2.250% due 11/15/24	0.790%	09/14/16	03/15/17	(21,234,007)	21,150,000	(21,150,000)

Total Reverse Repurchase Agreements							($123,980,875)

(g)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,348,000	USD	1,010,873	10/16	CIT	$20,818
AUD	3,032,000	USD	2,287,126	10/16	GSC	33,415
BRL	100,646,791	USD	31,004,495	10/16	BNP	(56,725)
BRL	49,163,666	USD	15,047,645	10/16	BOA	69,636
BRL	49,567,841	USD	15,269,497	10/16	DUB	(27,936)
BRL	100,983,780	USD	31,108,305	10/16	MSC	(56,914)
BRL	100,646,791	USD	31,135,898	10/16	TDB	(188,128)
BRL	100,000,000	USD	29,926,680	10/16	TDB	822,210
BRL	1,390,702	USD	403,980	01/18	JPM	(22,975)
CAD	1,732,427	USD	1,343,208	10/16	CIT	(22,699)
CAD	21,501,000	USD	16,651,446	10/16	GSC	(262,724)
CAD	2,100,000	USD	1,587,538	10/16	GSC	13,266
CAD	33,680,000	USD	25,898,391	10/16	JPM	(226,461)
CAD	42,651,787	USD	32,238,278	10/16	JPM	272,223
CAD	1,681,000	USD	1,299,332	10/16	UBS	(18,022)
CNY	19,950,401	USD	2,936,906	10/16	GSC	54,671
CNY	30,836,289	USD	4,624,727	10/16	HSB	(4,250)
CNY	11,113,382	USD	1,663,057	10/16	SCB	3,402
CNY	62,442,157	USD	9,143,719	12/16	BNP	180,034
CNY	106,755,703	USD	15,640,514	12/16	DUB	299,202
DKK	378,853,000	USD	57,030,408	10/16	BOA	129,929
DKK	30,906,000	USD	4,652,066	10/16	HSB	10,950
DKK	32,038,000	USD	4,829,600	10/16	MSC	4,208
DKK	31,230,000	USD	4,696,770	01/17	HSB	36,189
EUR	39,377,000	USD	44,141,617	10/16	GSC	92,512
GBP	5,847,000	USD	7,606,947	10/16	BNP	(28,361)
GBP	2,986,000	USD	3,962,640	10/16	SCB	(92,338)
INR	16,298,370	USD	240,735	11/16	UBS	2,760
JPY	1,414,400,000	USD	14,073,962	11/16	BNP	(102,672)
JPY	1,902,054,408	USD	18,681,266	11/16	JPM	107,022

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
JPY	7,258,600,000	USD	72,231,340	11/16	UBS	($531,674)
MXN	256,853,000	USD	13,875,423	10/16	JPM	(653,222)
RUB	118,685,446	USD	1,852,723	10/16	CSF	31,526
SGD	3,290,765	USD	2,414,000	11/16	DUB	(310)
SGD	6,281,957	USD	4,605,000	11/16	GSC	2,652
SGD	4,332,572	USD	3,188,000	11/16	SCB	(10,171)
USD	16,610,310	AUD	21,829,000	10/16	JPM	(96,512)
USD	13,240,947	AUD	17,449,000	11/16	UBS	(105,522)
USD	31,111,836	BRL	100,646,791	10/16	BNP	164,066
USD	15,144,990	BRL	49,163,666	10/16	BOA	27,709
USD	13,010,499	BRL	49,567,841	10/16	DUB	(2,231,062)
USD	30,215,667	BRL	100,983,780	10/16	MSC	(835,724)
USD	61,809,744	BRL	200,646,791	10/16	TDB	113,085
USD	94,668	BRL	314,545	01/17	CIT	535
USD	12,552,979	BRL	41,724,848	01/17	MSC	66,118
USD	29,129,890	BRL	100,000,000	01/17	TDB	(796,789)
USD	26,617,123	BRL	90,400,000	04/17	DUB	236,441
USD	14,640,561	BRL	50,100,000	04/17	GSC	20,294
USD	44,862,008	BRL	152,800,000	04/17	JPM	271,653
USD	31,519,887	BRL	107,300,000	04/17	TDB	207,419
USD	8,484,643	BRL	30,000,000	10/17	JPM	106,435
USD	13,968,150	BRL	51,400,000	10/17	SCB	(386,512)
USD	406,757	BRL	1,390,702	01/18	BNP	25,752
USD	61,129,158	CAD	78,910,713	10/16	BOA	980,989
USD	565,619	CAD	748,000	10/16	JPM	(4,530)
USD	16,775,607	CAD	21,587,500	10/16	JPM	320,952
USD	32,243,784	CAD	42,651,787	11/16	JPM	(273,886)
USD	9,191,478	CNY	62,442,157	10/16	BNP	(171,769)
USD	9,538,000	CNY	63,375,241	12/16	HSB	76,184
USD	15,906,000	CNY	105,822,618	12/16	MSC	104,347
USD	22,654,510	DKK	151,570,000	10/16	BOA	(213,970)
USD	33,985,162	DKK	227,980,000	10/16	JPM	(411,857)
USD	4,773,349	DKK	31,625,000	10/16	JPM	1,853
USD	16,761,612	DKK	109,484,000	01/17	BOA	169,130
USD	57,506,527	DKK	378,853,000	04/17	BOA	(162,194)
USD	19,892,391	DKK	130,880,000	04/17	UBS	(30,065)
USD	4,732,925	DKK	30,906,000	10/17	HSB	(15,036)
USD	44,538,143	EUR	39,377,000	10/16	MSC	304,015
USD	44,195,465	EUR	39,377,000	11/16	GSC	(98,315)
USD	11,686,501	GBP	8,833,000	10/16	BOA	237,613
USD	7,610,806	GBP	5,847,000	11/16	BNP	27,718
USD	24,010,869	JPY	2,460,000,000	10/16	BOA	(275,265)
USD	11,958,907	JPY	1,250,000,000	10/16	JPM	(381,608)
USD	8,555,245	JPY	870,000,000	11/16	CIT	(43,191)
USD	20,157,318	JPY	2,020,000,000	11/16	CIT	197,077
USD	18,735,561	JPY	1,906,600,000	11/16	JPM	(97,628)
USD	19,101,338	JPY	1,910,000,000	11/16	JPM	226,299
USD	69,750,603	JPY	6,980,000,000	11/16	UBS	778,630
USD	20,121,507	JPY	2,070,000,000	12/16	BNP	(342,401)
USD	4,924,701	JPY	500,000,000	12/16	BOA	(22,497)
USD	58,686,614	JPY	6,000,000,000	12/16	CIT	(647,689)
USD	15,109,619	JPY	1,530,000,000	12/16	JPM	(22,341)
USD	31,792,091	JPY	3,230,000,000	12/16	UBS	(160,683)
USD	4,460,613	JPY	450,000,000	01/17	BOA	2,550
USD	3,072,486	JPY	310,000,000	01/17	CIT	1,377
USD	4,062,221	JPY	410,000,000	01/17	JPM	431
USD	6,874,000	KRW	7,619,829,000	11/16	BOA	(40,691)
USD	1,931,000	KRW	2,122,555,200	11/16	BOA	4,866
USD	2,645,000	KRW	2,912,586,715	11/16	CSF	1,944
USD	4,021,000	KRW	4,509,190,500	11/16	GSC	(70,911)
USD	5,162,000	KRW	5,668,136,000	11/16	HSB	18,393
USD	8,834,000	KRW	9,880,765,200	11/16	JPM	(132,400)
USD	48,731,306	KRW	54,218,451,410	11/16	SGN	(469,777)
USD	2,594,000	KRW	2,857,291,000	11/16	UBS	1,122
USD	7,751,680	MXN	152,474,000	10/16	CIT	(97,330)
USD	7,221,688	MXN	131,115,521	10/16	CIT	472,163
USD	19,967,633	MXN	393,094,000	10/16	GSC	(267,942)
USD	7,399,042	MXN	135,750,000	10/16	GSC	410,945
USD	7,362,405	MXN	145,287,000	10/16	JPM	(116,635)
USD	4,339,000	MYR	17,559,554	11/16	BOA	88,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,914,779	MYR	15,943,720	11/16	SCB	$55,491
USD	143,830	PHP	6,793,080	11/16	UBS	3,474
USD	1,807,026	RUB	118,685,446	10/16	SCB	(77,224)
USD	1,827,336	RUB	118,685,446	12/16	CSF	(30,116)
USD	2,272,000	SGD	3,109,436	11/16	DUB	(8,691)
USD	38,861,030	SGD	52,121,579	11/16	HSB	631,207
USD	7,753,000	SGD	10,489,034	11/16	JPM	59,566
USD	4,185,188	SGD	5,668,000	11/16	SGN	27,857
USD	182,794	THB	6,359,387	11/16	SCB	(641)
USD	194,286	TRY	583,000	10/16	DUB	1,110
USD	2,014,000	TWD	63,904,220	11/16	BOA	(33,397)
USD	4,109,000	TWD	129,984,180	11/16	JPM	(55,502)
USD	14,477,099	TWD	460,939,141	11/16	UBS	(290,713)

Total Forward Foreign Currency Contracts						($3,192,574)

(h)	Purchased options outstanding as of September 30, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/13/16	MSC	$32,800,000	$276,545	$53,546
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/21/16	CIT	33,800,000	280,730	63,923
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/21/16	MSC	48,800,000	428,850	92,290
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	35,700,000	506,940	685,904

							1,493,065	895,663

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	16,100,000	1,587,800	363,669
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	125,823
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	108,859

							2,702,192	598,351

							$4,195,257	$1,494,014

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (01/17)	$108.00	12/23/16	CME	2,752	$23,557	$21,501
Put - U.S. Treasury 5-Year Notes (01/17)	111.50	12/23/16	CME	1,023	8,757	7,993

					$32,314	$29,494

Total Purchased Options					$4,227,571	$1,523,508

(i)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Premium
Outstanding, December 31, 2015	-	1,637,900,000	-	35,700,000	-	$9,515,945
Call Options Written	4,040	855,600,000	172,500,000	171,200,000	39,900,000.00	8,876,615
Put Options Written	6,138	629,900,000	107,700,000	153,500,000	7,900,000.00	6,147,974
Call Options Exercised	(1,268)	(160,600,000)	(77,000,000)	(47,200,000)	-	(1,862,565)
Put Options Exercised	(2,699)	(142,700,000)	-	-	-	(1,900,262)
Call Options Expired	(2,772)	(701,200,000)	(89,300,000)	(62,900,000)	(27,200,000.00)	(6,444,630)
Put Options Expired	(3,435)	(1,107,800,000)	(107,700,000)	(144,500,000)	-	(6,075,873)
Call Options Closed	-	(366,200,000)	(6,200,000)	(61,100,000)	(12,700,000.00)	(1,486,297)
Put Options Closed	(4)	(88,100,000)	-	(44,700,000)	(7,900,000.00)	(933,356)

Outstanding, September 30, 2016	-	556,800,000	-	-	-	$5,837,551

(j)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 20.50	10/26/16	CSF	$3,700,000	$39,294	($13,006)
Call - MXN versus USD	20.50	10/26/16	JPM	7,600,000	78,721	(26,714)
Call - RUB versus USD	RUB 87.00	12/08/16	HSB	7,100,000	305,123	(1,001)
Call - BRL versus USD	BRL 6.30	01/11/18	CSF	8,900,000	473,925	(63,190)

					$897,063	($103,911)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($147)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(406)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(1,242)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(995)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(1,174)

						$659,650	($3,964)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.765%	12/13/16	MSC	$65,600,000	$279,620	($17,509)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.770%	12/21/16	CIT	67,600,000	280,985	(25,512)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.770%	12/21/16	MSC	97,600,000	430,403	(36,834)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	35,700,000	185,640	(176,165)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	35,700,000	323,085	(395,067)

							1,499,733	(651,087)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	48,100,000	1,120,191	(135,993)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(199,890)

							2,697,786	(335,883)

							$4,197,519	($986,970)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.000% due 11/14/46	$103.72	11/07/16	JPM	$13,000,000	$24,883	($48,146)
Call - Fannie Mae 3.000% due 11/14/46	103.81	11/07/16	JPM	7,000,000	13,398	(22,573)

					38,281	(70,719)

Put - Fannie Mae 3.000% due 11/14/46	102.72	11/07/16	JPM	13,000,000	29,453	(10,746)
Put - Fannie Mae 3.000% due 11/14/46	102.81	11/07/16	JPM	7,000,000	15,585	(6,747)

					45,038	(17,493)

					$83,319	($88,212)

Total Written Options					$5,837,551	($1,183,057)

(k)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	12/20/16	BOA	0.311%	EUR 3,200,000	$6,673	($23,180)	$29,853
Brazilian Government	1.000%	12/20/16	DUB	0.558%	$6,400,000	8,308	(81,140)	89,448
Mexico Government	1.000%	12/20/16	HSB	0.408%	300,000	490	2,930	(2,440)
Mexico Government	1.000%	12/20/16	JPM	0.408%	1,400,000	2,287	18,897	(16,610)
Brazilian Government	1.000%	03/20/17	BOA	0.558%	900,000	2,154	(9,607)	11,761
Volkswagen International Finance NV	1.000%	03/20/17	CIT	0.311%	EUR 3,600,000	14,468	39,569	(25,101)
Mexico Government	1.000%	06/20/17	GSC	0.453%	$300,000	1,280	(2,793)	4,073
Volkswagen International Finance NV	1.000%	12/20/17	BNP	0.355%	EUR 7,200,000	66,922	(137,744)	204,666
Petrobras Global Finance BV	1.000%	06/20/18	BNP	2.255%	$800,000	(16,755)	(115,723)	98,968
Petrobras Global Finance BV	1.000%	12/20/19	BNP	3.640%	1,900,000	(151,415)	(189,451)	38,036
Petrobras Global Finance BV	1.000%	12/20/19	GSC	3.640%	700,000	(55,785)	(73,272)	17,487
Petrobras Global Finance BV	1.000%	12/20/19	MSC	3.640%	2,200,000	(175,323)	(203,609)	28,286
Petrobras Global Finance BV	1.000%	03/20/20	HSB	3.870%	1,500,000	(138,760)	(273,727)	134,967
The Goldman Sachs Group Inc	1.000%	09/20/20	CIT	0.814%	7,000,000	52,346	27,399	24,947
Tesco PLC	1.000%	12/20/20	BRC	1.747%	EUR 5,000,000	(171,354)	(482,177)	310,823
Devon Energy Corp	1.000%	12/20/20	CIT	1.565%	$2,000,000	(44,871)	(320,085)	275,214
Tesco PLC	1.000%	06/20/21	BRC	1.975%	EUR 2,500,000	(124,270)	(254,400)	130,130
Tesco PLC	1.000%	06/20/21	CIT	1.975%	4,200,000	(208,774)	(417,810)	209,036
Ford Motor Credit Co	5.000%	06/20/21	JPM	1.326%	$1,000,000	166,317	157,293	9,024

						($766,062)	($2,338,630)	$1,572,568

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$3,761,546	$24,581	$-	$24,581
CMBX NA AAA 7	0.500%	01/17/47	MSC	18,700,000	(301,072)	(829,630)	528,558
CMBX NA AAA 3	0.080%	12/13/49	MSC	4,977,348	(5,896)	(34,219)	28,323
CMBX NA AAA 8	0.500%	10/17/57	GSC	15,500,000	(375,794)	(808,129)	432,335
CMBX NA AAA 8	0.500%	10/17/57	MER	7,000,000	(169,714)	(488,624)	318,910
CMBX NA AAA 9	0.500%	09/17/58	MER	9,000,000	(329,939)	(364,019)	34,080
CMBX NA AAA 9	0.500%	09/17/58	MSC	7,500,000	(274,950)	(304,797)	29,847
CMBX NA BBB 6	3.000%	05/11/63	MER	8,800,000	(785,757)	(722,703)	(63,054)

					(2,218,541)	(3,552,121)	1,333,580

			Exchange
CDX HY 26 5Y	5.000%	06/20/21	ICE	1,600,000	84,569	354,295	(269,726)

					($2,133,972)	($3,197,826)	$1,063,854

					($2,900,034)	($5,536,456)	$2,636,422

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	2.250%	12/16/22	$10,000,000	$652,029	($81,916)	$733,945

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	CME	0.500%	03/15/19	GBP 12,800,000	($31,933)	($24,850)	($7,083)
3-Month USD-LIBOR	CME	2.000%	12/16/19	$72,700,000	(2,508,737)	(350,742)	(2,157,995)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	65,300,000	(2,711,042)	283,499	(2,994,541)
3-Month USD-LIBOR	CME	2.000%	06/15/21	54,400,000	(2,367,220)	(1,837,411)	(529,809)
3-Month USD-LIBOR	LCH	2.000%	06/15/21	74,500,000	(3,302,521)	(2,520,280)	(782,241)
3-Month USD-LIBOR	CME	1.450%	06/28/21	102,000,000	(193,681)	(183,600)	(10,081)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	173,100,000	(11,481,234)	32,270	(11,513,504)
3-Month CAD-CDOR	CME	2.700%	12/19/24	CAD 9,700,000	(960,274)	(667,273)	(293,001)
3-Month USD-LIBOR	CME	2.350%	08/05/25	$3,700,000	(296,969)	(20,720)	(276,249)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	22,800,000	(2,317,256)	(149,193)	(2,168,063)
3-Month USD-LIBOR	CME	2.250%	06/15/26	1,000,000	(77,860)	3,352	(81,212)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	57,400,000	(4,617,035)	13,037	(4,630,072)
3-Month USD-LIBOR	LCH	1.750%	12/21/26	43,810,000	(1,091,684)	(1,120,263)	28,579
3-Month USD-LIBOR	CME	2.750%	12/16/45	227,900,000	(52,460,109)	12,578,725	(65,038,834)
3-Month USD-LIBOR	CME	2.500%	06/15/46	11,300,000	(1,929,347)	(486,643)	(1,442,704)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	2.500%	06/15/46	$27,000,000	($4,869,352)	($1,581,139)	($3,288,213)
3-Month CAD-CDOR	CME	1.750%	12/16/46	CAD 2,300,000	(64,861)	(30,432)	(34,429)

					($91,281,115)	$3,938,337	($95,219,452)

					($90,629,086)	$3,856,421	($94,485,507)

Total Swap Agreements					($93,529,120)	($1,680,035)	($91,849,085)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$968,471,241	$-	$966,728,926	$1,742,315
	Senior Loan Notes	3,907,999	-	3,907,999	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	107,253,296	-	100,345,344	6,907,952
	Collateralized Mortgage Obligations - Residential	196,101,002	-	196,101,002	-
	Fannie Mae	1,164,028,883	-	1,164,028,883	-
	Federal Housing Authority	62,679	-	-	62,679
	Freddie Mac	92,601,129	-	92,601,129	-
	Government National Mortgage Association	56,261,973	-	56,261,973	-

	Total Mortgage-Backed Securities	1,616,308,962	-	1,609,338,331	6,970,631

	Asset-Backed Securities	199,122,306	-	199,122,306	-
	U.S. Government Agency Issues	16,507,051	-	16,507,051	-
	U.S. Treasury Obligations	1,191,721,454	-	1,191,721,454	-
	Foreign Government Bonds & Notes	262,715,558	-	262,715,558	-
	Municipal Bonds	102,848,894	-	102,848,894	-
	Short-Term Investments	411,759,527	-	411,759,527	-
	Derivatives:
	Credit Contracts
	Swaps	430,395	-	430,395	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,632,024	-	8,632,024	-
	Interest Rate Contracts
	Futures	672,711	672,711	-	-
	Purchased Options	1,523,508	29,494	1,494,014	-
	Swaps	652,029	-	652,029	-

	Total Interest Rate Contracts	2,848,248	702,205	2,146,043	-

	Total Asset - Derivatives	11,910,667	702,205	11,208,462	-

	Total Assets	4,785,273,659	702,205	4,775,858,508	8,712,946

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(3,330,429)	-	(3,330,429)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,824,598)	-	(11,824,598)	-
	Written Options	(103,911)	-	(103,911)	-

	Total Foreign Currency Contracts	(11,928,509)	-	(11,928,509)	-

	Interest Rate Contracts
	Futures	(14,871,547)	(14,871,547)	-	-
	Written Options	(1,079,146)	-	(1,079,146)	-
	Swaps	(91,281,115)	-	(91,281,115)	-

	Total Interest Rate Contracts	(107,231,808)	(14,871,547)	(92,360,261)	-

	Total Liabilities - Derivatives	(122,490,746)	(14,871,547)	(107,619,199)	-

	Total Liabilities	(122,490,746)	(14,871,547)	(107,619,199)	-

	Total	$4,662,782,913	($14,169,342)	$4,668,239,309	$8,712,946

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreement	($123,980,875)	$-	($123,980,875)	$-
	Sale-buyback Financing Transactions	(313,871,557)	-	(313,871,557)	-

	Totals	($437,852,432)	$-	($437,852,432)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.4%

Basic Materials - 0.7%

BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	$2,535,000	$2,539,974
INVISTA Finance LLC 4.250% due 10/15/19 ~	2,470,000	2,470,012
LyondellBasell Industries NV 5.000% due 04/15/19	5,000,000	5,369,005
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	3,069,591

		13,448,582

Communications - 3.5%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	6,910,000	7,058,959
AT&T Inc 2.300% due 03/11/19	6,330,000	6,439,648
Baidu Inc (China)
2.750% due 06/09/19	3,655,000	3,750,571
3.250% due 08/06/18	1,250,000	1,283,860
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	1,000,000	1,019,610
Charter Communications Operating LLC 3.579% due 07/23/20 ~	2,940,000	3,075,734
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,503,748
Omnicom Group Inc 4.450% due 08/15/20	1,933,000	2,117,926
Tencent Holdings Ltd (China)
2.000% due 05/02/17 ~	3,070,000	3,079,975
2.875% due 02/11/20 ~	1,565,000	1,608,127
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,113,702
Thomson Reuters Corp
1.300% due 02/23/17	3,645,000	3,647,209
1.650% due 09/29/17	3,370,000	3,379,116
Time Warner Cable LLC
5.850% due 05/01/17	3,475,000	3,562,236
6.750% due 07/01/18	3,465,000	3,766,368
8.250% due 04/01/19	3,205,000	3,692,333
Verizon Communications Inc 3.650% due 09/14/18	8,980,000	9,376,871

		66,475,993

Consumer, Cyclical - 6.9%

AutoZone Inc
1.300% due 01/13/17	1,970,000	1,971,937
1.625% due 04/21/19	265,000	266,030
Brinker International Inc 2.600% due 05/15/18	8,065,000	8,068,161
CVS Health Corp 1.900% due 07/20/18	5,000,000	5,050,415
Daimler Finance North America LLC (Germany)
1.650% due 05/18/18 ~	4,220,000	4,230,098
2.375% due 08/01/18 ~	4,715,000	4,787,017
Delphi Automotive PLC (United Kingdom) 3.150% due 11/19/20	3,615,000	3,746,864
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,824,601
Dollar Tree Inc 5.250% due 03/01/20	1,775,000	1,850,438
Ford Motor Credit Co LLC
1.684% due 09/08/17	5,170,000	5,174,834
2.021% due 05/03/19	1,145,000	1,148,359
3.000% due 06/12/17	5,765,000	5,826,876

	Principal Amount	Value
General Motors Co 3.500% due 10/02/18	$1,905,000	$1,959,393
General Motors Financial Co Inc
2.625% due 07/10/17	3,000,000	3,024,348
3.000% due 09/25/17	3,175,000	3,217,027
3.150% due 01/15/20	3,190,000	3,253,114
4.750% due 08/15/17	2,000,000	2,054,512
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,263,688
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	3,275,000	3,356,875
Hyundai Capital America
1.450% due 02/06/17 ~	5,585,000	5,590,384
2.000% due 07/01/19 ~	1,285,000	1,292,869
2.400% due 10/30/18 ~	3,000,000	3,042,957
2.500% due 03/18/19 ~	5,935,000	6,037,171
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,457,518
Lowe’s Cos Inc 1.456% due 09/14/18 §	740,000	746,795
Newell Brands Inc
2.050% due 12/01/17	6,615,000	6,662,833
2.150% due 10/15/18	1,455,000	1,476,361
2.600% due 03/29/19	3,285,000	3,361,731
Nissan Motor Acceptance Corp (Japan)
1.550% due 09/13/19 ~	2,380,000	2,376,578
1.950% due 09/12/17 ~	1,000,000	1,003,989
PACCAR Financial Corp
1.200% due 08/12/19	3,885,000	3,874,918
1.650% due 02/25/19	960,000	969,480
Southwest Airlines Co
2.750% due 11/06/19	4,080,000	4,214,775
5.750% due 12/15/16	2,050,000	2,069,448
Toyota Motor Credit Corp
1.400% due 05/20/19	4,000,000	4,006,292
1.550% due 07/13/18	2,145,000	2,157,094
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	4,730,000	4,715,129
Walgreens Boots Alliance Inc 1.750% due 05/30/18	2,700,000	2,715,798
Whirlpool Corp 1.350% due 03/01/17	1,185,000	1,185,819
Wyndham Worldwide Corp 2.950% due 03/01/17	2,095,000	2,104,729

		132,137,255

Consumer, Non-Cyclical - 7.0%

AbbVie Inc
1.750% due 11/06/17	5,000,000	5,015,640
1.800% due 05/14/18	6,860,000	6,891,535
2.300% due 05/14/21	1,705,000	1,721,769
Actavis Funding SCS 2.350% due 03/12/18	3,835,000	3,875,640
Actavis Inc 1.875% due 10/01/17	4,950,000	4,968,196
Aetna Inc 1.900% due 06/07/19	8,455,000	8,531,755
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	8,180,000	8,265,751
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	3,640,000	3,644,841
Anthem Inc 2.300% due 07/15/18	3,225,000	3,268,521
Baxalta Inc
1.646% due 06/22/18 §	975,000	971,841
2.000% due 06/22/18	400,000	401,145
Biogen Inc 2.900% due 09/15/20	1,135,000	1,179,929

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Bunge Ltd Finance Corp
3.200% due 06/15/17	$5,655,000	$5,728,956
3.500% due 11/24/20	2,690,000	2,816,384
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,610,690
Catholic Health Initiatives
1.600% due 11/01/17	675,000	676,480
2.600% due 08/01/18	3,015,000	3,074,013
Celgene Corp
1.900% due 08/15/17	3,750,000	3,770,914
2.125% due 08/15/18	2,760,000	2,790,655
2.300% due 08/15/18	395,000	400,515
ERAC USA Finance LLC
2.800% due 11/01/18 ~	470,000	480,892
6.375% due 10/15/17 ~	3,913,000	4,101,376
Experian Finance PLC (United Kingdom) 2.375% due 06/15/17 ~	1,025,000	1,030,092
Express Scripts Holding Co
1.250% due 06/02/17	3,880,000	3,881,707
2.250% due 06/15/19	430,000	436,402
3.300% due 02/25/21	20,000	21,042
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	3,000,000	3,005,007
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	1,912,000	1,924,592
Humana Inc 7.200% due 06/15/18	689,000	754,453
Imperial Brands Finance PLC (United Kingdom)
2.050% due 02/11/18 ~	6,955,000	6,994,567
2.050% due 07/20/18 ~	1,380,000	1,390,045
McKesson Corp 1.400% due 03/15/18	5,000,000	5,000,410
Mead Johnson Nutrition Co 3.000% due 11/15/20	605,000	630,765
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	2,044,885
Perrigo Co PLC 2.300% due 11/08/18	1,395,000	1,400,439
Perrigo Finance Unlimited Co 3.500% due 03/15/21	330,000	341,673
Reynolds American Inc
2.300% due 06/12/18	1,770,000	1,795,541
8.125% due 06/23/19	3,775,000	4,424,258
S&P Global Inc 2.500% due 08/15/18	510,000	518,268
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	7,710,000	7,722,637
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	3,850,000	3,841,696
1.700% due 07/19/19	2,625,000	2,620,645
Thermo Fisher Scientific Inc 1.300% due 02/01/17	5,400,000	5,411,437
Tyson Foods Inc 2.650% due 08/15/19	2,905,000	2,980,553
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	1,105,000	1,105,307

		133,463,859

Diversified - 0.3%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,067,781

	Principal Amount	Value
Energy - 4.1%

Anadarko Petroleum Corp 6.375% due 09/15/17	$5,235,000	$5,458,869
Cameron International Corp
1.150% due 12/15/16	850,000	850,287
1.400% due 06/15/17	2,875,000	2,875,267
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	3,549,000	3,632,462
China Shenhua Overseas Capital Co Ltd (China)
2.500% due 01/20/18 ~	3,235,000	3,254,811
3.125% due 01/20/20 ~	3,765,000	3,871,817
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	2,365,000	2,367,625
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,055,000	1,061,675
ConocoPhillips Co
1.050% due 12/15/17	2,010,000	1,996,676
5.200% due 05/15/18	300,000	317,119
DCP Midstream Operating LP 2.500% due 12/01/17	6,075,000	6,059,812
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,591,908
Encana Corp (Canada) 6.500% due 05/15/19	478,000	517,382
Energy Transfer Partners LP
6.125% due 02/15/17	755,000	766,505
6.700% due 07/01/18	2,460,000	2,639,536
Enterprise Products Operating LLC
1.650% due 05/07/18	2,235,000	2,236,614
2.550% due 10/15/19	1,115,000	1,135,746
6.300% due 09/15/17	2,200,000	2,299,337
EOG Resources Inc 5.875% due 09/15/17	7,250,000	7,548,004
Hess Corp 1.300% due 06/15/17	2,010,000	2,010,018
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	1,215,000	1,278,134
6.000% due 02/01/17	690,000	700,026
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	1,745,000	1,830,531
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,203,883
Marathon Oil Corp 6.000% due 10/01/17	1,655,000	1,711,715
Murphy Oil Corp 3.500% due 12/01/17	6,560,000	6,675,541
ONEOK Partners LP 3.200% due 09/15/18	385,000	392,450
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	220,000	228,575
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	760,000	768,740
3.500% due 07/23/20	1,715,000	1,731,292
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,057,894
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,884,266
Transocean Inc 6.800% due 12/15/16	1,740,000	1,750,336
Williams Partners LP 7.250% due 02/01/17	2,815,000	2,866,683

		78,571,536

Financial - 16.1%

AerCap Ireland Capital Ltd (Netherlands) 3.950% due 02/01/22	2,875,000	2,950,469
Aflac Inc 2.650% due 02/15/17	3,586,000	3,605,698

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Air Lease Corp 2.125% due 01/15/20 #	$4,055,000	$4,044,996
Ally Financial Inc 3.250% due 11/05/18	2,890,000	2,911,675
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	5,510,000	5,741,828
American Express Co 1.401% due 05/22/18 §	4,765,000	4,778,008
American International Group Inc 2.300% due 07/16/19	4,000,000	4,075,840
Aon PLC 2.800% due 03/15/21	2,680,000	2,752,655
Australia & New Zealand Banking Group Ltd (Australia) 1.500% due 01/16/18	2,190,000	2,194,930
Bank of America Corp
1.700% due 08/25/17	3,230,000	3,235,465
2.000% due 01/11/18	5,125,000	5,150,066
2.625% due 04/19/21	2,255,000	2,293,484
5.650% due 05/01/18	1,740,000	1,846,377
6.400% due 08/28/17	9,510,000	9,925,577
6.875% due 04/25/18	1,295,000	1,397,019
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	5,315,000	5,406,195
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	2,775,000	2,903,349
BB&T Corp
1.710% due 06/15/18 §	2,360,000	2,375,040
2.050% due 06/19/18	4,750,000	4,799,452
Berkshire Hathaway Finance Corp 1.700% due 03/15/19	3,855,000	3,891,580
Berkshire Hathaway Inc 1.150% due 08/15/18	5,215,000	5,215,422
BPCE SA (France)
1.625% due 01/26/18	2,915,000	2,926,660
2.500% due 12/10/18	5,700,000	5,815,790
Capital One NA
1.850% due 09/13/19	4,685,000	4,687,689
2.350% due 08/17/18	2,365,000	2,394,738
Citigroup Inc
1.550% due 08/14/17	2,010,000	2,012,808
1.700% due 04/27/18	5,550,000	5,557,975
1.800% due 02/05/18	5,815,000	5,831,416
1.850% due 11/24/17	2,275,000	2,282,931
2.050% due 06/07/19	715,000	720,861
Citizens Bank NA
2.500% due 03/14/19	3,940,000	4,013,729
2.550% due 05/13/21	1,035,000	1,054,618
Citizens Financial Group Inc 2.375% due 07/28/21	325,000	326,525
CNA Financial Corp 6.950% due 01/15/18	915,000	973,390
CNO Financial Group Inc 4.500% due 05/30/20	700,000	720,125
Commonwealth Bank of Australia (Australia)
1.665% due 09/06/21 § ~	2,810,000	2,814,645
1.750% due 11/02/18	6,438,000	6,473,203
Credit Suisse AG (Switzerland) 1.375% due 05/26/17	2,200,000	2,197,820
Crown Castle International Corp REIT
2.250% due 09/01/21	5,895,000	5,897,476
3.400% due 02/15/21	1,175,000	1,230,993
Discover Bank
2.000% due 02/21/18	250,000	250,883
2.600% due 11/13/18	1,960,000	1,990,307
7.000% due 04/15/20	5,550,000	6,334,687

	Principal Amount	Value
Discover Financial Services 6.450% due 06/12/17	$985,000	$1,016,832
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	400,000	403,682
Fidelity National Financial Inc 6.600% due 05/15/17	4,650,000	4,781,851
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,505,077
Intercontinental Exchange Inc 2.500% due 10/15/18	1,945,000	1,992,022
JPMorgan Chase & Co 2.000% due 08/15/17	9,860,000	9,916,015
KeyBank NA 1.600% due 08/22/19	1,470,000	1,470,632
Kimco Realty Corp REIT 6.875% due 10/01/19	400,000	458,905
Mitsubishi UFJ Trust & Banking Corp (Japan) 1.600% due 10/16/17 ~	3,785,000	3,790,242
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	2,185,000	2,204,270
Morgan Stanley
1.565% due 01/24/19 §	8,065,000	8,096,365
1.995% due 04/25/18 §	4,020,000	4,067,396
2.125% due 04/25/18	630,000	635,518
2.500% due 01/24/19	1,330,000	1,355,459
7.300% due 05/13/19	2,505,000	2,848,478
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,371,379
New York Life Global Funding 1.550% due 11/02/18 ~	7,990,000	8,033,106
Nordea Bank AB (Sweden) 1.875% due 09/17/18 ~	1,335,000	1,344,560
PNC Bank NA
1.450% due 07/29/19	1,850,000	1,850,718
1.800% due 11/05/18	7,100,000	7,162,310
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,232,104
Principal Life Global Funding II 1.500% due 04/18/19 ~	1,095,000	1,093,995
Regions Bank 7.500% due 05/15/18	1,228,000	1,336,773
Reinsurance Group of America Inc
5.625% due 03/15/17	2,165,000	2,204,106
6.450% due 11/15/19	505,000	572,440
Santander Bank NA 2.000% due 01/12/18	1,245,000	1,245,439
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,690,000	1,706,199
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	4,880,000	4,857,166
Standard Chartered PLC (United Kingdom)
1.500% due 09/08/17 ~	3,230,000	3,223,637
2.100% due 08/19/19 ~	1,280,000	1,280,282
SunTrust Banks Inc
2.350% due 11/01/18	2,605,000	2,651,098
2.500% due 05/01/19	2,340,000	2,393,076
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	7,500,000	7,539,915
The Bank of New York Mellon Corp 2.500% due 04/15/21	1,990,000	2,046,576
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.450% due 09/08/17 ~	1,000,000	1,000,477
The Goldman Sachs Group Inc
2.000% due 04/25/19	2,155,000	2,170,380
2.750% due 09/15/20	780,000	799,752
2.900% due 07/19/18	1,165,000	1,192,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
5.950% due 01/18/18	$7,025,000	$7,413,749
6.150% due 04/01/18	5,745,000	6,121,073
The Huntington National Bank 2.200% due 11/06/18	2,420,000	2,451,320
The Toronto-Dominion Bank (Canada) 1.400% due 04/30/18	5,750,000	5,752,886
Trinity Acquisition PLC 3.500% due 09/15/21	675,000	704,371
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	3,815,000	3,912,065
Unum Group 3.000% due 05/15/21	3,730,000	3,818,017
Ventas Realty LP REIT
2.000% due 02/15/18	1,945,000	1,957,250
4.000% due 04/30/19	230,000	241,747
Voya Financial Inc 2.900% due 02/15/18	6,020,000	6,134,880
WEA Finance LLC REIT (Australia)
2.700% due 09/17/19 ~	6,681,000	6,853,664
3.250% due 10/05/20 ~	515,000	537,090
XLIT Ltd (Ireland) 2.300% due 12/15/18	4,223,000	4,275,285

		308,028,290

Industrial - 4.0%

Agilent Technologies Inc 6.500% due 11/01/17	984,000	1,036,450
Amphenol Corp 1.550% due 09/15/17	4,745,000	4,752,630
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,208,915
Fortive Corp 1.800% due 06/15/19 ~	385,000	386,284
GATX Corp
1.250% due 03/04/17	2,630,000	2,628,472
2.375% due 07/30/18	1,240,000	1,253,024
2.600% due 03/30/20	1,855,000	1,880,950
Harris Corp 1.999% due 04/27/18	3,030,000	3,048,301
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,014,962
Kansas City Southern 2.350% due 05/15/20	3,075,000	3,102,069
Keysight Technologies Inc 3.300% due 10/30/19	7,625,000	7,766,322
Martin Marietta Materials Inc 1.938% due 06/30/17 §	3,025,000	3,032,659
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	2,645,000	2,685,252
2.875% due 07/17/18 ~	2,025,000	2,065,016
3.200% due 07/15/20 ~	1,670,000	1,729,719
3.375% due 03/15/18 ~	1,355,000	1,389,374
3.750% due 05/11/17 ~	600,000	608,270
Republic Services Inc 3.800% due 05/15/18	1,598,000	1,660,656
Roper Technologies Inc
1.850% due 11/15/17	1,100,000	1,105,680
2.050% due 10/01/18	5,985,000	6,050,961
3.000% due 12/15/20	390,000	405,828
SBA Tower Trust
2.240% due 04/15/43 ~	3,520,000	3,532,108
2.933% due 12/15/42 ~	10,900,000	10,964,092
3.598% due 04/15/43 ~	2,775,000	2,786,091
Stanley Black & Decker Inc 2.451% due 11/17/18	5,400,000	5,519,707
United Technologies Corp 1.778% due 05/04/18 §	3,050,000	3,067,717

		75,681,509

	Principal Amount	Value
Technology - 2.1%

Apple Inc 1.100% due 08/02/19	$9,500,000	$9,465,914
Fidelity National Information Services Inc
1.450% due 06/05/17	3,435,000	3,436,687
2.250% due 08/15/21	3,590,000	3,615,130
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	9,255,000	9,331,252
Microsoft Corp 1.100% due 08/08/19	10,000,000	9,971,530
Oracle Corp 1.900% due 09/15/21	3,765,000	3,777,458
Xerox Corp 2.950% due 03/15/17	800,000	804,818

		40,402,789

Utilities - 2.7%

Dominion Resources Inc
1.500% due 09/30/18 ~	2,605,000	2,603,868
1.600% due 08/15/19	1,160,000	1,158,555
2.125% due 02/15/18 ~	2,960,000	2,949,785
2.962% due 07/01/19 §	890,000	914,037
Exelon Corp 1.550% due 06/09/17	1,695,000	1,696,551
Exelon Generation Co LLC 2.950% due 01/15/20	1,900,000	1,959,633
Monongahela Power Co 5.700% due 03/15/17 ~	580,000	591,047
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	1,615,000	1,621,817
2.056% due 09/01/17	800,000	804,506
2.300% due 04/01/19	760,000	772,475
NiSource Finance Corp
6.400% due 03/15/18	1,974,000	2,107,999
6.800% due 01/15/19	2,434,000	2,711,617
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,745,000	2,796,543
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,790,919
San Diego Gas & Electric Co 1.914% due 02/01/22	1,551,789	1,550,703
Sempra Energy 2.300% due 04/01/17	1,600,000	1,608,112
Southern Power Co
1.500% due 06/01/18	4,655,000	4,661,806
1.850% due 12/01/17	580,000	583,842
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	2,815,000	2,994,358
The Southern Co
1.550% due 07/01/18	2,600,000	2,611,099
1.850% due 07/01/19	3,490,000	3,519,536
2.350% due 07/01/21	1,950,000	1,989,573
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	6,135,000	6,154,417

		52,152,798

Total Corporate Bonds & Notes (Cost $900,737,084)		906,430,392

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 18.8%

Collateralized Mortgage Obligations - Commercial - 5.8%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 " § ~	$1,675,000	$1,696,332
Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	229,012	228,881
6.005% due 02/10/51 " §	210,000	216,571
CD Mortgage Trust 1.443% due 08/10/49 "	2,079,593	2,077,610
Citigroup Commercial Mortgage Trust
1.353% due 02/10/48 "	2,203,394	2,204,436
1.392% due 07/10/47 "	1,237,150	1,237,402
1.485% due 10/10/47 "	554,101	555,534
1.499% due 08/10/49 "	2,419,877	2,419,620
1.637% due 06/10/48 "	1,398,308	1,405,842
1.643% due 09/10/58 "	732,773	735,674
Commercial Mortgage Trust
1.324% due 11/10/47 "	1,428,616	1,428,728
1.377% due 02/13/32 " § ~	1,720,000	1,716,269
1.415% due 08/10/47 "	2,420,599	2,419,528
1.442% due 07/15/47 "	1,803,071	1,807,081
1.445% due 12/10/47 "	2,145,284	2,149,505
1.494% due 12/10/47 "	637,100	638,641
1.569% due 03/10/48 "	632,549	633,806
1.604% due 10/10/48 "	1,077,547	1,081,361
1.667% due 07/10/50 "	978,772	984,490
3.221% due 10/10/53 "	2,855,000	3,016,347
CSAIL Commercial Mortgage Trust
1.454% due 06/15/57 "	3,651,646	3,651,221
1.684% due 04/15/50 "	677,484	680,124
1.717% due 08/15/48 "	1,380,016	1,385,989
2.010% due 11/15/48 "	5,926,883	5,991,753
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	2,927,843	2,932,885
1.426% due 08/25/17 "	4,092,910	4,099,085
GS Mortgage Securities Trust
1.429% due 10/10/49 "	1,275,000	1,277,786
1.528% due 02/10/48 "	3,323,206	3,327,801
1.593% due 07/10/48 "	752,569	756,024
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49 "	2,965,000	2,968,247
JPMBB Commercial Mortgage Securities Trust
1.414% due 02/15/48 "	2,805,929	2,807,006
1.445% due 10/15/48 "	3,622,077	3,624,712
1.451% due 09/15/47 "	1,481,512	1,483,816
1.539% due 11/15/47 "	504,249	505,591
1.596% due 01/15/48 "	5,670,200	5,689,792
1.626% due 05/15/48 "	641,565	642,914
1.650% due 09/15/47 "	1,284,183	1,289,857
1.738% due 07/15/48 "	3,580,738	3,597,749
Morgan Stanley Bank of America Merrill Lynch Trust
1.389% due 09/15/49 "	2,040,000	2,041,678
1.551% due 08/15/47 "	2,773,574	2,781,855
1.573% due 12/15/47 "	3,739,845	3,749,275
1.686% due 10/15/47 "	1,569,769	1,578,880
1.706% due 05/15/48 "	1,306,984	1,314,948
Morgan Stanley Capital I Trust 1.638% due 05/15/48 "	961,735	967,451
Wells Fargo Commercial Mortgage Trust
1.437% due 12/15/47 "	4,439,092	4,441,566
1.441% due 10/15/49 "	1,140,000	1,141,670
1.454% due 02/15/48 "	1,857,388	1,858,778

	Principal Amount	Value
1.471% due 04/15/50 "	$2,534,896	$2,537,525
1.531% due 05/15/48 "	1,098,352	1,100,615
1.568% due 12/15/47 "	698,944	700,783
1.730% due 02/15/48 "	5,075,948	5,104,889
3.020% due 07/15/58 "	2,675,000	2,785,912
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47 "	469,289	469,282
1.479% due 09/15/57 "	1,772,511	1,774,950
1.663% due 10/15/57 "	1,031,848	1,037,598

		110,753,665

Collateralized Mortgage Obligations - Residential - 3.0%

Bear Stearns Adjustable Rate Mortgage Trust
2.715% due 04/25/34 " §	150,393	149,468
3.496% due 11/25/34 " §	618,938	610,004
Bear Stearns ALT-A Trust 1.165% due 04/25/34 " §	394,490	379,786
Chase Mortgage Finance Trust
2.929% due 02/25/37 " §	1,157,771	1,148,475
2.940% due 02/25/37 " §	503,138	485,600
3.023% due 02/25/37 " §	1,430,263	1,416,256
3.053% due 02/25/37 " §	460,880	461,524
3.064% due 02/25/37 " §	198,649	196,877
Countrywide Home Loan Mortgage Pass-Through Trust 2.929% due 11/20/34 " §	333,340	320,601
Fannie Mae 5.000% due 08/25/19 "	1,011,739	1,037,589
Fannie Mae Connecticut Avenue Securities
1.875% due 01/25/29 " §	1,735,738	1,743,447
2.625% due 11/25/24 - 08/25/28 " §	3,057,589	3,090,869
2.675% due 09/25/28 " §	1,491,048	1,512,735
Freddie Mac 7.000% due 09/15/30 "	487,025	548,337
Freddie Mac Structured Agency Credit Risk Debt
1.625% due 05/25/25 " §	481,259	482,398
1.675% due 12/25/27 - 05/25/28 " §	829,729	830,647
1.775% due 03/25/28 " §	328,375	328,842
1.875% due 04/25/28 " §	634,455	635,873
1.975% due 09/25/24 - 07/25/28 " §	3,985,353	4,006,327
2.275% due 09/25/28 " §	721,395	724,779
GS Mortgage-Backed Securities Trust 2.482% due 07/25/44 " § ~	454,257	459,751
HarborView Mortgage Loan Trust 0.872% due 06/20/35 " §	609,479	560,013
JPMorgan Mortgage Trust
2.948% due 07/25/35 " §	850,888	863,583
3.186% due 07/25/35 " §	188,031	188,392
MASTR Adjustable Rate Mortgages Trust 2.248% due 09/25/34 " §	734,361	679,062
Merrill Lynch Mortgage Investors Trust 2.920% due 12/25/35 " §	5,306,811	5,097,196
Mill City Mortgage Loan Trust 2.500% due 04/25/57 " § ~	999,232	1,007,183
Sequoia Mortgage Trust 1.561% due 11/20/34 " §	436,157	418,713
Structured Adjustable Rate Mortgage Loan Trust
2.898% due 06/25/34 " §	1,784,736	1,785,009
2.938% due 05/25/34 " §	404,534	409,974
3.003% due 11/25/34 " §	997,458	986,524
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.865% due 07/25/33 " §	255,863	251,437
Towd Point Mortgage Trust
2.250% due 08/25/55 " § ~	2,538,048	2,543,039
2.250% due 07/25/56 " § ~	1,870,000	1,879,313
2.750% due 02/25/55 " § ~	1,004,193	1,017,828

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
2.750% due 04/25/55 " § ~	$1,979,961	$2,016,969
2.750% due 05/25/55 " § ~	1,768,821	1,792,526
2.750% due 08/25/55 " § ~	1,233,592	1,253,405
3.000% due 02/25/55 " § ~	1,196,883	1,221,990
WaMu Mortgage Pass-Through Certificates Trust
0.814% due 07/25/45 " §	2,145,088	2,052,620
0.844% due 08/25/45 " §	1,399,777	1,306,705
2.732% due 09/25/35 " §	7,244,900	7,051,491
2.780% due 06/25/34 " §	377,777	381,260
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	281,524	308,417
Wells Fargo Mortgage-Backed Securities Trust 3.047% due 08/25/33 " §	747,676	767,770

		56,410,604

Fannie Mae - 8.5%

2.453% due 01/01/35 " §	17,225	17,936
2.500% due 10/01/27 - 04/01/28 "	3,626,381	3,760,961
2.589% due 02/01/33 " §	90,505	95,842
2.659% due 04/01/33 " §	135,457	139,802
2.733% due 04/01/35 " §	338,424	352,923
2.773% due 06/01/33 " §	913,386	966,630
2.862% due 06/01/35 " §	564,958	597,961
2.875% due 05/01/33 " §	45,737	46,172
2.910% due 02/01/33 " §	150,855	159,871
3.000% due 10/01/28 - 10/01/31 "	22,636,364	23,777,492
3.500% due 01/01/27 - 04/01/46 "	36,269,995	38,315,060
4.000% due 07/01/25 - 09/01/43 "	30,329,118	32,604,224
4.500% due 05/01/25 - 02/01/45 "	28,067,248	30,445,919
5.000% due 07/01/24 - 07/01/41 "	13,345,322	14,843,977
5.500% due 01/01/18 - 06/01/39 "	8,638,716	9,715,695
6.000% due 01/01/18 - 10/01/40 "	5,237,414	6,004,586
6.500% due 05/01/33 "	899,860	1,074,294
7.000% due 05/01/33 - 06/01/33 "	326,350	361,380

		163,280,725

Freddie Mac - 0.5%

2.428% due 02/01/35 " §	319,553	337,724
2.486% due 09/01/35 " §	1,209,390	1,272,811
2.781% due 08/01/35 " §	1,223,999	1,294,849
2.850% due 03/01/35 " §	513,826	540,549
4.000% due 08/01/26 "	3,904,982	4,146,781
5.500% due 03/01/18 - 06/01/41 "	1,294,307	1,447,721

		9,040,435

Government National Mortgage Association - 1.0%

1.875% due 09/20/34 " §	989,604	1,032,810
2.000% due 01/20/35 " §	1,774,721	1,843,501
3.500% due 03/20/43 "	4,217,295	4,525,843
4.000% due 10/20/45 "	7,963,960	8,551,184
5.000% due 12/20/34 - 02/20/40 "	831,753	929,807
5.500% due 07/15/20 "	285,505	297,867
6.000% due 01/15/22 - 07/15/36 "	2,055,546	2,287,853

		19,468,865

Total Mortgage-Backed Securities (Cost $356,906,883)		358,954,294

ASSET-BACKED SECURITIES - 21.0%

Ally Auto Receivables Trust 1.720% due 04/15/21 "	5,200,000	5,256,499
American Express Credit Account Master Trust 1.260% due 01/15/20 "	4,350,000	4,359,135
AmeriCredit Automobile Receivables
1.700% due 07/08/20 "	1,055,000	1,055,303
1.810% due 10/08/20 "	360,000	362,182

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust
1.260% due 11/08/19 "	$6,003,180	$6,007,769
1.270% due 01/08/20 "	3,665,000	3,667,059
1.600% due 07/08/19 "	2,930,000	2,936,291
1.600% due 11/09/20 "	1,255,000	1,258,909
2.290% due 11/08/19 "	2,335,000	2,349,425
2.580% due 09/08/20 "	6,640,000	6,750,076
ARI Fleet Lease Trust 1.820% due 07/15/24 " ~	2,775,000	2,779,089
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 " ~	3,390,000	3,406,918
Ascentium Equipment Receivables Trust 1.750% due 11/13/18 " ~	350,000	352,105
Avis Budget Rental Car Funding AESOP LLC 2.460% due 07/20/20 " ~	3,015,000	3,047,429
Barclays Dryrock Issuance Trust 2.410% due 07/15/22 "	2,470,000	2,546,228
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	2,875,000	2,891,441
Capital Auto Receivables Asset Trust
1.260% due 05/21/18 "	2,345,323	2,346,595
1.320% due 06/20/18 "	899,619	900,096
1.480% due 11/20/18 "	3,040,000	3,045,344
1.540% due 08/20/20 "	1,050,000	1,050,931
1.620% due 03/20/19 "	2,940,000	2,948,809
1.630% due 01/20/21 "	1,030,000	1,030,383
1.730% due 09/20/19 "	1,265,000	1,270,559
1.730% due 04/20/20 "	1,120,000	1,125,252
1.940% due 01/21/20 "	2,000,000	2,015,223
Capital One Multi-Asset Execution Trust 1.330% due 06/15/22 "	9,485,000	9,476,140
CarMax Auto Owner Trust
1.380% due 11/15/19 "	2,375,000	2,382,023
1.610% due 03/15/19 "	2,500,000	2,507,107
1.610% due 11/16/20 "	2,340,000	2,358,679
1.690% due 08/15/19 "	435,000	437,685
1.810% due 07/15/20 "	1,450,000	1,465,998
1.930% due 11/15/19 "	620,000	623,023
CCG Receivables Trust
1.060% due 11/15/21 " ~	737,417	736,773
1.460% due 11/14/18 " ~	1,221,738	1,222,750
1.690% due 09/14/22 " ~	2,650,000	2,657,766
Chase Issuance Trust 1.370% due 06/15/21 "	11,145,000	11,183,183
CNH Equipment Trust
1.370% due 07/15/20 "	3,050,000	3,055,766
1.370% due 10/15/20 "	630,000	629,729
1.440% due 12/15/21 "	1,960,000	1,962,715
1.480% due 04/15/21 "	1,650,000	1,657,097
DB Master Finance LLC 3.262% due 02/20/45 " ~	9,480,625	9,554,684
Diamond Resorts Owner Trust
2.270% due 05/20/26 " ~	789,481	787,664
2.540% due 05/20/27 " ~	1,498,011	1,500,886
2.730% due 07/20/27 " ~	697,616	704,748
2.990% due 05/22/28 " ~	768,044	779,758
Discover Card Execution Note Trust
1.390% due 04/15/20 "	6,065,000	6,085,480
1.390% due 03/15/22 "	6,945,000	6,958,286
1.640% due 07/15/21 "	5,735,000	5,791,067
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	3,832,849	3,955,649
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	982,024	989,698
Enterprise Fleet Financing LLC
1.300% due 09/20/20 " ~	3,689,362	3,682,441
1.590% due 02/22/21 " ~	2,349,378	2,355,189
1.740% due 02/22/22 " ~	4,315,000	4,321,496
1.830% due 09/20/21 " ~	5,290,000	5,304,249
2.090% due 02/22/21 " ~	1,435,000	1,448,616

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Ford Credit Auto Lease Trust 1.100% due 11/15/17 "	$2,243,455	$2,243,530
Ford Credit Auto Owner Trust
1.160% due 11/15/19 "	2,010,000	2,013,145
1.390% due 07/15/20 "	810,000	812,883
1.600% due 06/15/21 "	2,640,000	2,664,328
2.030% due 12/15/27 " ~	7,270,000	7,341,392
Ford Credit Floorplan Master Owner Trust
1.400% due 08/15/19 "	6,760,000	6,779,119
1.420% due 01/15/20 "	3,795,000	3,806,081
1.550% due 07/15/21 "	2,895,000	2,894,766
2.090% due 03/15/22 " ~	7,600,000	7,708,615
GM Financial Automobile Leasing Trust
1.610% due 12/20/19 "	1,130,000	1,137,067
1.620% due 09/20/19 "	1,875,000	1,885,484
1.690% due 03/20/19 "	2,765,000	2,779,981
1.760% due 03/20/20 "	1,755,000	1,758,305
GMF Floorplan Owner Revolving Trust
1.650% due 05/15/20 " ~	1,610,000	1,609,659
1.960% due 05/17/21 " ~	5,755,000	5,778,072
2.410% due 05/17/21 " ~	610,000	613,348
2.850% due 05/17/21 " ~	235,000	235,660
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	817,289	817,130
GreatAmerica Leasing Receivables Funding LLC 1.730% due 06/20/19 " ~	1,635,000	1,640,733
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	1,548,587	1,537,760
Honda Auto Receivables Owner Trust 1.330% due 11/18/22 "	5,380,000	5,376,297
Hyundai Auto Lease Securitization Trust
1.520% due 10/15/19 " ~	3,035,000	3,043,002
1.600% due 07/15/19 " ~	810,000	813,451
1.650% due 08/15/19 " ~	5,405,000	5,430,202
1.650% due 07/15/20 " ~	2,140,000	2,142,200
1.680% due 04/15/20 " ~	190,000	190,874
Hyundai Auto Receivables Trust
1.450% due 11/15/22 "	5,275,000	5,290,776
1.560% due 09/15/20 "	470,000	473,471
John Deere Owner Trust
1.250% due 06/15/20 "	1,705,000	1,708,291
1.320% due 06/17/19 "	1,480,000	1,483,918
1.360% due 04/15/20 "	1,615,000	1,616,974
1.490% due 05/15/23 "	1,110,000	1,108,768
Kubota Credit Owner Trust
1.500% due 07/15/20 " ~	1,500,000	1,504,800
1.540% due 03/15/19 " ~	9,745,000	9,781,225
1.670% due 07/15/20 " ~	2,790,000	2,805,971
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19 "	1,875,000	1,883,734
Mercedes-Benz Auto Receivables Trust 1.260% due 02/16/21 "	3,550,000	3,559,627
MMAF Equipment Finance LLC
0.870% due 01/08/19 " ~	6,522,532	6,517,789
1.390% due 10/16/19 " ~	2,465,000	2,467,595
1.480% due 06/15/20 " ~	1,530,000	1,535,373
MVW Owner Trust
2.150% due 04/22/30 " ~	440,091	439,485
2.250% due 09/22/31 " ~	1,474,092	1,475,188
2.520% due 12/20/32 " ~	515,174	518,506
Nationstar HECM Loan Trust
2.013% due 08/25/26 " ~	592,817	590,259
2.239% due 06/25/26 " ~	1,001,431	1,003,958
2.981% due 02/25/26 " ~	308,965	310,402
Nissan Auto Lease Trust
1.610% due 01/18/22 "	2,645,000	2,648,791
1.650% due 10/15/21 "	9,980,000	10,022,794
Nissan Auto Receivables Owner Trust
1.180% due 01/15/21 "	3,075,000	3,076,601
1.320% due 01/15/21 "	345,000	346,505
1.340% due 10/15/20 "	1,405,000	1,410,393

	Principal Amount	Value
Nissan Master Owner Trust Receivables
1.440% due 01/15/20 "	$7,380,000	$7,398,325
1.540% due 06/15/21 "	2,670,000	2,662,716
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 " ~	841,384	842,116
2.300% due 10/20/31 " ~	1,125,285	1,127,901
2.330% due 07/20/33 " ~	1,255,520	1,256,666
2.400% due 03/22/32 " ~	2,101,232	2,111,853
2.430% due 06/20/32 " ~	1,163,303	1,166,159
2.580% due 09/20/32 " ~	1,359,620	1,368,414
SLM Student Loan Trust
2.215% due 04/25/23 " §	925,478	928,411
2.365% due 07/25/22 " §	114,273	114,710
2.415% due 07/25/23 " §	1,225,698	1,233,631
SMART ABS Trust (Australia)
0.950% due 02/14/18 "	1,271,918	1,270,144
0.990% due 08/14/17 "	182,679	182,511
1.180% due 02/14/19 "	561,218	559,787
1.660% due 08/14/19 "	2,645,000	2,636,419
Synchrony Credit Card Master Note Trust
1.600% due 04/15/21 "	3,315,000	3,331,074
1.610% due 11/15/20 "	6,505,000	6,537,967
1.690% due 03/15/21 "	4,340,000	4,351,414
1.910% due 11/15/20 "	2,250,000	2,257,393
2.370% due 03/15/23 "	3,894,000	4,003,145
2.640% due 03/15/23 "	3,545,000	3,620,519
Toyota Auto Receivables 1.140% due 08/17/20 "	2,695,000	2,691,253
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	1,830,000	1,837,735
USAA Auto Owner Trust 1.960% due 11/15/22 "	575,000	578,169
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	5,895,000	5,874,946
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	4,130,000	4,127,374
Volvo Financial Equipment LLC 1.670% due 02/18/20 " ~	815,000	821,108
Wells Fargo Dealer Floorplan Master Note Trust
0.912% due 07/20/19 " §	6,760,000	6,759,123
0.982% due 10/20/19 " §	6,980,000	6,985,405
Wendys Funding LLC 3.371% due 06/15/45 " ~	7,162,650	7,216,106
Wheels SPV LLC
0.840% due 03/20/23 " ~	536,884	536,399
1.270% due 04/22/24 " ~	841,716	841,964
1.590% due 05/20/25 " ~	1,115,000	1,118,788
World Omni Auto Receivables Trust 1.300% due 02/15/22 "	4,885,000	4,890,305
World Omni Automobile Lease Securitization Trust
1.450% due 08/15/19 "	2,855,000	2,868,361
1.940% due 12/15/20 "	6,855,000	6,891,821

Total Asset-Backed Securities (Cost $400,031,682)		400,969,805

U.S. TREASURY OBLIGATIONS - 7.2%

U.S. Treasury Notes - 7.2%

0.750% due 07/31/18 ‡	114,210,000	114,192,184
0.750% due 07/15/19	9,000,000	8,970,822
1.625% due 11/30/20	3,920,000	4,005,597
1.750% due 09/30/19	10,055,000	10,306,576

		137,475,179

Total U.S. Treasury Obligations (Cost $137,462,102)		137,475,179

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 0.2%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	$2,230,000	$2,277,811
University of California 1.023% due 07/01/41 §	1,915,000	1,915,287

Total Municipal Bonds (Cost $4,145,000)		4,193,098

SHORT-TERM INVESTMENTS - 6.0%

Certificates of Deposit - 0.2%

Credit Suisse AG (Switzerland) 1.645% due 09/12/17 §	4,605,000	4,610,706

Commercial Paper - 4.4%

Albemarle Corp 1.371% due 10/20/16	4,685,000	4,682,418
Anheuser-Busch InBev Worldwide Inc (Belgium) 1.491% due 09/05/17	2,785,000	2,754,199
AXA Financial Inc 1.596% due 07/24/17	10,000,000	9,885,078
Enbridge Energy Partners LP 1.496% due 11/09/16	9,300,000	9,290,411
Energy Transfer Partners LP 1.524% due 11/21/16	2,565,000	2,561,062
Ford Motor Credit Co LLC 1.806% due 09/01/17	9,240,000	9,109,088
Manhattan Asset Funding Co LLC 1.565% due 09/06/17	9,155,000	9,026,223
Pentair Finance SA (United Kingdom) 1.575% due 10/11/16	9,420,000	9,417,251
Plains All American Pipeline LP 1.423% due 11/01/16	9,020,000	9,013,441
Reckitt Benckiser Treasury Services PLC (United Kingdom) 1.387% due 08/25/17	4,595,000	4,546,120
Vodafone Group PLC (United Kingdom) 1.648% due 09/01/17	9,945,000	9,799,087
VW Credit Inc (Germany) 1.806% due 09/18/17	4,840,000	4,767,483

		84,851,861

	Principal Amount	Value
Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/2016, repurchase price of $27,592,575; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $28,145,044)	$27,592,506	$27,592,506

Total Short-Term Investments (Cost $116,974,204)		117,055,073

TOTAL INVESTMENTS - 100.6% (Cost $1,916,256,955)		1,925,077,841

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(11,146,703)

NET ASSETS - 100.0%		$1,913,931,138

Notes to Schedule of Investments

(a)	As of September 30, 2016, the amount of $993 in cash, and an investment with a value of $99,984 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (12/16)	248	$8,500
U.S. Treasury 5-Year Notes (12/16)	7	219

		8,719

Short Futures Outstanding
U.S. Treasury 10-Year Notes (12/16)	114	14,250

Total Futures Contracts		$22,969

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$906,430,392	$-	$906,430,392	$-
	Mortgage-Backed Securities	358,954,294	-	358,954,294	-
	Asset-Backed Securities	400,969,805	-	400,969,805	-
	U.S. Treasury Obligations	137,475,179	-	137,475,179	-
	Municipal Bonds	4,193,098	-	4,193,098	-
	Short-Term Investments	117,055,073	-	117,055,073	-
	Derivatives:
	Interest Rate Contracts
	Futures	22,969	22,969	-	-

	Total	$1,925,100,810	$22,969	$1,925,077,841	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 23.7%

Azerbaijan - 0.2%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$1,300,000	$1,459,770

Bangladesh - 0.0%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	297,000	317,790

Barbados - 0.3%

Columbus Cable Barbados Ltd 7.375% due 03/30/21 ~	1,580,000	1,682,305

Brazil - 1.7%

Marfrig Holdings Europe BV
6.875% due 06/24/19 ~	1,450,000	1,479,000
8.000% due 06/08/23 ~	400,000	410,800
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	335,000	346,725
Minerva Luxembourg SA 12.250% due 02/10/22 ~	1,550,000	1,697,250
Petrobras Global Finance BV
5.375% due 01/27/21	1,530,000	1,518,525
5.750% due 01/20/20	1,685,000	1,740,605
6.250% due 03/17/24	468,000	458,640
6.850% due 06/05/15	318,000	270,618
6.875% due 01/20/40	1,120,000	984,312
8.750% due 05/23/26	235,000	260,262
Vale Overseas Ltd
4.375% due 01/11/22	180,000	178,425
4.625% due 09/15/20	140,000	144,130
5.625% due 09/15/19	133,000	140,814
5.875% due 06/10/21	360,000	377,820
6.875% due 11/21/36	303,000	296,940
6.875% due 11/10/39	430,000	418,175

		10,723,041

Chile - 1.1%

Banco del Estado de Chile
3.875% due 02/08/22 ~	400,000	426,135
4.125% due 10/07/20 ~	475,000	507,185
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	820,000	869,181
3.875% due 11/03/21 ~	870,000	911,250
4.875% due 11/04/44 ~	1,905,000	1,962,605
5.625% due 10/18/43 ~	465,000	528,879
Empresa Nacional del Petroleo 3.750% due 08/05/26 ~	800,000	811,327
VTR Finance BV 6.875% due 01/15/24 ~	750,000	778,125

		6,794,687

China - 1.2%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	1,640,000	1,726,953
Central China Real Estate Ltd 8.750% due 01/23/21 ~	250,000	277,474
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	348,000	361,840
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	900,000	951,000
China SCE Property Holdings Ltd 10.000% due 07/02/20 ~	330,000	370,253
Franshion Development Ltd 6.750% due 04/15/21 ~	960,000	1,107,000

	Principal Amount	Value
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	$1,310,000	$1,425,894
6.300% due 11/12/40 ~	485,000	656,595
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	680,000	803,364

		7,680,373

Colombia - 0.3%

Banco de Bogota SA 6.250% due 05/12/26 ~	327,000	346,211
Ecopetrol SA 7.625% due 07/23/19	575,000	657,656

		1,003,867

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~	690,000	710,700
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	950,000	994,175

		1,704,875

Dominican Republic - 0.5%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	3,055,000	3,216,915

Ecuador - 1.4%

EP PetroEcuador 6.487% due 09/24/19 § ~	9,435,789	9,223,484

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	870,000	988,211

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	850,000	938,966

Indonesia - 0.5%

Majapahit Holding BV
7.750% due 01/20/20 ~	650,000	749,125
8.000% due 08/07/19 ~	620,000	711,450
P.T. Pertamina Persero 6.000% due 05/03/42 ~	682,000	752,477
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	679,000	757,588

		2,970,640

Jamaica - 0.7%

Digicel Group Ltd
7.125% due 04/01/22 ~	598,000	463,271
8.250% due 09/30/20 ~	3,950,000	3,451,312
Digicel Ltd 6.000% due 04/15/21 ~	581,000	519,995

		4,434,578

Kazakhstan - 2.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,837,000	1,809,956
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	240,000	262,008
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	568,000	614,150
6.950% due 07/10/42 ~	1,721,000	1,878,127
Kazkommertsbank JSC
5.500% due 12/21/22 ~	1,234,606	856,421
6.875% due 02/13/17	EUR 1,555,000	1,738,249
7.500% due 11/29/16 ~	$370,000	371,166
8.500% due 05/11/18 ~	1,850,000	1,813,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
KazMunayGas National Co JSC
5.750% due 04/30/43 ~	$1,002,000	$1,017,281
6.375% due 04/09/21 ~	920,000	1,017,750
7.000% due 05/05/20 ~	813,000	906,495
9.125% due 07/02/18 ~	920,000	1,017,778

		13,302,381

Luxembourg - 0.3%

Altice Financing SA
6.625% due 02/15/23 ~	510,000	525,300
7.500% due 05/15/26 ~	545,000	568,844
Millicom International Cellular SA 6.000% due 03/15/25 ~	639,000	649,447

		1,743,591

Malaysia - 0.3%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	640,000	713,463
Petronas Capital Ltd
5.250% due 08/12/19 ~	825,000	908,608
7.875% due 05/22/22 ~	290,000	378,779

		2,000,850

Mexico - 2.0%

Cemex SAB de CV
6.500% due 12/10/19 ~	400,000	425,000
7.250% due 01/15/21 ~	1,718,000	1,833,965
7.750% due 04/16/26 ~	465,000	517,080
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,100,000	1,160,500
5.750% due 02/14/42 ~	1,105,000	1,149,200
Elementia SAB de CV 5.500% due 01/15/25 ~	419,000	429,475
Petroleos Mexicanos
5.500% due 06/27/44	1,028,000	896,313
5.625% due 01/23/46	1,387,000	1,218,133
6.000% due 03/05/20	390,000	422,175
6.500% due 06/02/41	931,000	910,052
6.750% due 09/21/47 ~	1,398,000	1,395,903
6.875% due 08/04/26 ~	1,540,000	1,740,123
7.190% due 09/12/24 ~	MXN 11,530,000	550,684

		12,648,603

Netherlands - 0.8%

GTH Finance BV
6.250% due 04/26/20 ~	$1,750,000	1,846,150
7.250% due 04/26/23 ~	383,000	416,627
New World Resources NV 8.000% PIK due 04/07/20 * Y ~ +	EUR 1,069,226	-
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$411,000	461,348
Zhaikmunai LLP
6.375% due 02/14/19 ~	1,466,000	1,356,050
7.125% due 11/13/19 ~	1,831,000	1,698,252

		5,778,427

Peru - 0.1%

InRetail Shopping Malls 6.500% due 07/09/21 ~	415,000	445,088

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	950,000	1,085,392
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	1,405,000	1,916,910

		3,002,302

	Principal Amount	Value
Russia - 2.2%

Alfa Bank AO 7.500% due 09/26/19 ~	$310,000	$339,295
Credit Bank of Moscow
7.700% due 02/01/18 ~	320,000	336,000
8.700% due 11/13/18 ~	1,202,000	1,261,800
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,933,000	1,950,010
Gazprom OAO
8.625% due 04/28/34 ~	495,000	652,908
9.250% due 04/23/19 ~	361,000	416,202
Sberbank of Russia
5.250% due 05/23/23 ~	1,050,000	1,052,625
5.500% due 02/26/24 § ~	880,000	889,900
SCF Capital Ltd 5.375% due 06/16/23 ~	1,314,000	1,379,050
TMK OAO 6.750% due 04/03/20 ~	785,000	832,100
Vimpel Communications 7.748% due 02/02/21 ~	280,000	313,621
Vnesheconombank
5.450% due 11/22/17 ~	470,000	484,057
5.942% due 11/21/23 ~	1,660,000	1,759,706
6.025% due 07/05/22 ~	846,000	902,276
6.800% due 11/22/25 ~	914,000	1,011,305
6.902% due 07/09/20 ~	486,000	529,724

		14,110,579

Singapore - 0.1%

Puma International Financing SA 6.750% due 02/01/21 ~	915,000	946,485

South Africa - 0.8%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	2,040,000	2,028,576
6.750% due 08/06/23 ~	1,573,000	1,621,118
7.125% due 02/11/25 ~	1,180,000	1,216,686

		4,866,380

Ukraine - 0.3%

MHP SA 8.250% due 04/02/20 ~	1,200,000	1,155,000
Oschadbank 9.625% due 03/20/25 § ~	480,000	457,800
Ukraine Railways 9.875% due 09/15/21 ~	245,000	236,408

		1,849,208

United Arab Emirates - 0.1%

Emirates Airline 4.500% due 02/06/25 ~	396,665	407,876
Topaz Marine SA 8.625% due 11/01/18 ~	470,000	457,531

		865,407

Venezuela - 5.7%

Petroleos de Venezuela SA
5.125% due 10/28/16	4,798,280	4,666,327
5.250% due 04/12/17 ~	8,395,100	7,176,971
5.375% due 04/12/27 ~	792,000	332,680
8.500% due 11/02/17 ~	25,621,667	22,162,742
9.000% due 11/17/21 ~	1,760,581	1,007,316
9.750% due 05/17/35 ~	2,003,498	1,047,329
12.750% due 02/17/22 ~	852,000	560,275

		36,953,640

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Vietnam - 0.0%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	$250,000	$258,625

Total Corporate Bonds & Notes (Cost $139,795,457)		151,911,068

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 * Y ~ +	EUR 1,083,325	-

Total Convertible Corporate Bonds & Notes (Cost $762,339)		-

SENIOR LOAN NOTES - 1.0%

United Arab Emirates - 1.0%

Dubai Drydocks LLC
0.100% due 10/18/17 §	$2,380,503	452,296
4.854% due 10/18/17 §	1,364,800	1,078,192
Term B
4.000% due 10/18/17 §	EUR 195,453	154,408
Tranche B
0.100% due 10/18/17 §	$906,759	172,284
Dubai World Term B1 2.000% due 09/30/18 §	5,496,664	4,628,191

		6,485,371

Total Senior Loan Notes (Cost $6,888,736)		6,485,371

FOREIGN GOVERNMENT BONDS & NOTES - 63.4%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	1,140,000	1,138,586

Argentina - 1.3%

Argentine Republic Government
2.500% due 12/31/38 §	3,612,197	2,582,721
6.875% due 04/22/21 ~	1,580,000	1,723,780
7.500% due 04/22/26 ~	2,225,000	2,516,475
8.280% due 12/31/33	1,384,713	1,584,120

		8,407,096

Azerbaijan - 0.6%

Republic of Azerbaijan 4.750% due 03/18/24 ~	604,000	628,178
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	1,647,000	1,627,893
6.950% due 03/18/30 ~	1,250,000	1,354,375

		3,610,446

Belarus - 0.6%

Republic of Belarus International 8.950% due 01/26/18 ~	3,788,000	3,994,446

Brazil - 9.5%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	808,000	874,660
Brazil Letras do Tesouro Nacional
11.441% due 01/01/19	BRL 91,997,000	22,157,949
11.485% due 01/01/20	7,780,000	1,679,292

	Principal Amount	Value
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	BRL 36,086,000	$10,606,599
10.000% due 01/01/23	24,965,000	7,199,131
10.000% due 01/01/25	20,705,000	5,889,518
10.000% due 01/01/27	8,125,000	2,277,614
Brazilian Government
2.625% due 01/05/23	$1,130,000	1,048,075
4.250% due 01/07/25	1,554,000	1,553,611
4.875% due 01/22/21	705,000	754,350
5.000% due 01/27/45	2,683,000	2,441,530
5.625% due 01/07/41	481,000	479,798
5.625% due 02/21/47	904,000	890,440
6.000% due 04/07/26	937,000	1,040,070
7.125% due 01/20/37	834,000	977,865
8.250% due 01/20/34	469,000	602,665
8.875% due 04/15/24	450,000	588,375

		61,061,542

Cameroon - 0.0%

Republic of Cameroon 9.500% due 11/19/25 ~	200,000	223,462

Chile - 0.2%

Chile Government
3.125% due 01/21/26	346,000	368,058
6.000% due 01/01/20 ~	CLP 485,000,000	788,262

		1,156,320

Colombia - 4.3%

Colombia Government
4.000% due 02/26/24	$970,000	1,033,050
5.000% due 06/15/45	1,260,000	1,372,140
5.625% due 02/26/44	1,169,000	1,361,885
6.125% due 01/18/41	2,175,000	2,648,062
7.375% due 09/18/37	900,000	1,215,000
8.125% due 05/21/24	1,345,000	1,783,806
11.750% due 02/25/20	1,290,000	1,693,125
Colombian TES
5.000% due 11/21/18	COP 26,350,000,000	8,932,799
7.000% due 05/04/22	18,284,200,000	6,479,228
11.000% due 07/24/20	3,516,000,000	1,404,236
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	2,668,000,000	692,246

		28,615,577

Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$761,000	751,488
4.375% due 04/30/25 ~	400,000	390,000
5.625% due 04/30/43 ~	400,000	370,000
Instituto Costarricense de Electricidad
6.375% due 05/15/43 ~	430,000	377,325
6.950% due 11/10/21 ~	200,000	213,000

		2,101,813

Croatia - 1.1%

Croatia Government
6.000% due 01/26/24 ~	2,150,000	2,477,875
6.375% due 03/24/21 ~	1,594,000	1,795,944
6.625% due 07/14/20 ~	1,745,000	1,959,199
6.750% due 11/05/19 ~	950,000	1,054,804

		7,287,822

Dominican Republic - 2.0%

Dominican Republic
5.500% due 01/27/25 ~	1,840,000	1,959,600
5.875% due 04/18/24 ~	1,729,000	1,884,610
6.600% due 01/28/24 ~	895,000	1,012,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
6.850% due 01/27/45 ~	$1,740,000	$1,957,500
6.875% due 01/29/26 ~	2,340,000	2,714,400
7.450% due 04/30/44 ~	1,030,000	1,228,275
7.500% due 05/06/21 ~	1,605,000	1,801,612

		12,558,466

Ecuador - 2.8%

Ecuador Government
7.950% due 06/20/24 ~	4,264,000	3,837,600
10.500% due 03/24/20 ~	11,195,000	11,446,887
10.750% due 03/28/22 ~	2,973,000	3,039,893

		18,324,380

Egypt - 0.0%

Egypt Government 6.875% due 04/30/40 ~	170,000	164,475

El Salvador - 0.4%

El Salvador Government
5.875% due 01/30/25 ~	470,000	470,588
6.375% due 01/18/27 ~	295,000	297,950
7.375% due 12/01/19 ~	470,000	504,075
7.625% due 02/01/41 ~	278,000	289,815
7.650% due 06/15/35 ~	420,000	441,525
8.250% due 04/10/32 ~	395,000	441,906

		2,445,859

Ethiopia - 0.4%

Ethiopia International 6.625% due 12/11/24 ~	2,370,000	2,346,300

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	2,577,300	2,370,742
6.950% due 06/16/25 ~	200,000	184,861

		2,555,603

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	930,000	1,041,600

Ghana - 0.1%

Ghana Government 9.250% due 09/15/22 ~	580,000	596,632

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	1,590,000	1,725,150

Hungary - 2.3%

Hungary Government
4.125% due 02/19/18	1,902,000	1,968,775
5.375% due 02/21/23	2,574,000	2,956,172
5.375% due 03/25/24	1,328,000	1,544,657
5.500% due 06/24/25	HUF 432,990,000	1,921,443
5.750% due 11/22/23	$2,426,000	2,861,799
6.250% due 01/29/20	1,595,000	1,794,659
7.625% due 03/29/41	1,214,000	1,907,714

		14,955,219

India - 0.3%

Export-Import Bank of India
3.375% due 08/05/26 ~	410,000	416,810
4.000% due 08/07/17 ~	370,000	376,811
4.000% due 01/14/23 ~	910,000	971,181

		1,764,802

	Principal Amount	Value
Indonesia - 3.4%

Indonesia Government
3.750% due 06/14/28 ~	EUR 686,000	$844,169
4.125% due 01/15/25 ~	$750,000	801,983
4.875% due 05/05/21 ~	776,000	855,199
5.125% due 01/15/45 ~	1,190,000	1,359,958
5.875% due 03/13/20 ~	751,000	841,734
5.950% due 01/08/46 ~	456,000	578,106
6.875% due 01/17/18 ~	1,430,000	1,524,709
7.750% due 01/17/38 ~	330,000	477,854
11.625% due 03/04/19 ~	1,009,000	1,241,011
Indonesia Treasury
5.625% due 05/15/23	IDR 3,184,000,000	227,955
7.000% due 05/15/22	6,368,000,000	492,358
8.250% due 07/15/21	37,220,000,000	3,016,449
8.250% due 05/15/36	15,772,000,000	1,309,046
8.375% due 09/15/26	41,804,000,000	3,491,401
8.750% due 05/15/31	27,623,000,000	2,387,344
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$620,000	666,500
4.550% due 03/29/26 ~	1,150,000	1,249,245
6.125% due 03/15/19 ~	754,000	831,285

		22,196,306

Ivory Coast - 1.4%

Ivory Coast Government
5.375% due 07/23/24 ~	1,825,000	1,838,687
5.750% due 12/31/32 § ~	7,503,210	7,397,040

		9,235,727

Jamaica - 0.2%

Jamaica Government 7.875% due 07/28/45	850,000	1,003,000

Kazakhstan - 0.9%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	1,480,000	1,431,900
Kazakhstan Government
4.875% due 10/14/44 ~	790,000	827,691
5.125% due 07/21/25 ~	1,730,000	1,955,765
6.500% due 07/21/45 ~	1,400,000	1,750,623

		5,965,979

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	810,000	797,886

Lebanon - 1.4%

Lebanon Government
5.150% due 11/12/18 ~	272,000	271,048
5.450% due 11/28/19 ~	803,000	796,785
6.000% due 01/27/23 ~	464,000	455,184
6.100% due 10/04/22 ~	1,716,000	1,699,183
6.200% due 02/26/25 ~	710,000	686,542
6.375% due 03/09/20	1,120,000	1,134,963
6.600% due 11/27/26 ~	1,597,000	1,574,881
6.750% due 11/29/27 ~	710,000	703,979
8.250% due 04/12/21 ~	1,519,000	1,650,667

		8,973,232

Lithuania - 0.8%

Lithuania Government
6.125% due 03/09/21 ~	1,340,000	1,586,225
6.625% due 02/01/22 ~	1,155,000	1,428,426
7.375% due 02/11/20 ~	1,715,000	2,038,921

		5,053,572

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Malaysia - 0.7%

Malaysia Government
3.418% due 08/15/22	MYR 886,000	$213,769
3.480% due 03/15/23	263,000	63,612
3.900% due 11/30/26	289,000	71,890
4.181% due 07/15/24	2,495,000	627,970
4.254% due 05/31/35	1,834,000	451,432
4.392% due 04/15/26	198,000	50,500
4.498% due 04/15/30	3,010,000	766,706
4.736% due 03/15/46	651,000	164,763
Malaysia Government Investment Issue
4.070% due 09/30/26	2,131,000	535,288
4.390% due 07/07/23	2,121,000	539,546
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	$875,000	981,225

		4,466,701

Mexico - 3.2%

Mexican Udibonos 4.000% due 06/13/19 ^	MXN 225,282,827	12,129,876
Mexico Government
4.000% due 03/15/15	EUR 1,623,000	1,731,143
4.350% due 01/15/47	$655,000	646,813
4.600% due 01/23/46	1,978,000	2,020,032
4.750% due 03/08/44	1,452,000	1,513,710
5.550% due 01/21/45	708,000	823,935
5.750% due 10/12/10	916,000	973,250
6.050% due 01/11/40	470,000	576,338

		20,415,097

Morocco - 0.6%

Morocco Government
4.250% due 12/11/22 ~	2,481,000	2,638,643
5.500% due 12/11/42 ~	1,107,000	1,269,906

		3,908,549

Namibia - 0.1%

Namibia Government 5.250% due 10/29/25 ~	640,000	678,083

Oman - 0.2%

Oman Government 4.750% due 06/15/26 ~	1,127,000	1,131,482

Pakistan - 1.3%

Pakistan Government
6.875% due 06/01/17 ~	1,414,000	1,442,246
7.250% due 04/15/19 ~	1,826,000	1,930,515
8.250% due 04/15/24 ~	1,814,000	1,990,698
8.250% due 09/30/25 ~	1,358,000	1,514,850
The Second Pakistan International Sukuk Co Ltd
6.750% due 12/03/19 ~	1,440,000	1,519,809

		8,398,118

Panama - 0.8%

Panama Government
4.000% due 09/22/24	770,000	846,037
4.300% due 04/29/53	1,240,000	1,323,700
6.700% due 01/26/36	1,084,000	1,485,080
7.125% due 01/29/26	185,000	250,213
8.875% due 09/30/27	560,000	842,800
9.375% due 04/01/29	443,000	687,758

		5,435,588

	Principal Amount	Value
Paraguay - 0.1%

Paraguay Government 4.625% due 01/25/23 ~	$890,000	$947,850

Peru - 1.9%

Peruvian Government
5.625% due 11/18/50	2,000,000	2,655,000
5.700% due 08/12/24 ~	PEN 2,805,000	851,516
6.350% due 08/12/28 # ~	2,003,000	591,196
6.950% due 08/12/31 ~	3,485,000	1,122,655
7.350% due 07/21/25	$2,027,000	2,822,598
8.200% due 08/12/26 ~	PEN 1,790,000	630,199
8.750% due 11/21/33	$2,023,000	3,287,375

		11,960,539

Philippines - 1.5%

Philippine Government
3.900% due 11/26/22	PHP 38,000,000	785,545
4.000% due 01/15/21	$939,000	1,021,225
4.950% due 01/15/21	PHP 14,000,000	302,778
6.250% due 01/14/36	18,000,000	431,488
6.375% due 10/23/34	$1,049,000	1,527,324
7.750% due 01/14/31	1,260,000	1,966,832
9.500% due 02/02/30	1,545,000	2,667,676
10.625% due 03/16/25	670,000	1,094,555

		9,797,423

Poland - 1.0%

Poland Government
2.500% due 07/25/26	PLN 2,578,000	651,427
3.000% due 03/17/23	$354,000	368,811
3.250% due 07/25/25	PLN 10,189,000	2,750,487
4.000% due 10/25/23	6,393,000	1,816,385
5.000% due 03/23/22	$785,000	896,553

		6,483,663

Romania - 1.2%

Romanian Government
4.375% due 08/22/23 ~	3,176,000	3,521,139
6.125% due 01/22/44 ~	240,000	324,868
6.750% due 02/07/22 ~	3,052,000	3,684,817

		7,530,824

Senegal - 0.1%

Senegal Government 8.750% due 05/13/21 ~	728,000	830,000

Serbia - 0.5%

Serbia Government
4.875% due 02/25/20 ~	940,000	984,575
5.875% due 12/03/18 ~	1,390,000	1,475,659
7.250% due 09/28/21 ~	450,000	524,704

		2,984,938

South Africa - 5.0%

South Africa Government
4.300% due 10/12/28 #	2,380,000	2,368,100
4.875% due 04/14/26	650,000	685,094
5.500% due 03/09/20	1,009,000	1,102,018
5.875% due 05/30/22	1,444,000	1,633,381
6.250% due 03/31/36	ZAR 12,560,000	669,394
6.875% due 05/27/19	$922,000	1,034,023
7.000% due 02/28/31	ZAR 68,674,890	4,189,096
7.750% due 02/28/23	39,490,000	2,795,883
8.000% due 01/31/30	30,270,000	2,031,695
8.250% due 03/31/32	27,890,000	1,882,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
8.500% due 01/31/37	ZAR 33,910,000	$2,289,239
8.750% due 01/31/44	31,960,000	2,181,730
8.750% due 02/28/48	47,760,000	3,253,318
10.500% due 12/21/26	70,850,000	5,795,527

		31,911,378

Sri Lanka - 0.1%

Sri Lanka Government 6.825% due 07/18/26 ~	$446,000	480,590

Thailand - 0.5%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 25,228,529	682,024
3.400% due 06/17/36	64,860,000	2,113,558
4.675% due 06/29/44	9,850,000	396,809

		3,192,391

Turkey - 3.6%

Turkey Government
3.000% due 02/23/22 ^	TRY 5,644,693	1,956,551
3.250% due 03/23/23	$640,000	603,090
4.875% due 04/16/43	555,000	519,799
5.625% due 03/30/21	312,000	333,060
5.750% due 03/22/24	900,000	971,190
6.000% due 01/14/41	665,000	713,249
6.250% due 09/26/22	520,000	572,000
6.625% due 02/17/45	270,000	316,198
6.750% due 04/03/18	1,406,000	1,488,328
6.750% due 05/30/40	625,000	731,291
6.875% due 03/17/36	266,000	311,688
7.000% due 03/11/19	418,000	453,739
7.000% due 06/05/20	411,000	455,573
7.375% due 02/05/25	1,055,000	1,250,574
7.500% due 07/14/17	852,000	887,264
7.500% due 11/07/19	455,000	506,779
9.400% due 07/08/20	TRY 7,360,000	2,490,751
10.600% due 02/11/26	5,850,000	2,082,101
10.700% due 02/17/21	19,280,000	6,811,603

		23,454,828

Ukraine - 0.7%

Ukraine Government
4.873% due 05/31/40 § ~	$716,000	232,009
7.750% due 09/01/20 ~	110,000	107,767
7.750% due 09/01/22 ~	343,000	332,710
7.750% due 09/01/23 ~	773,000	744,495
7.750% due 09/01/24 ~	507,000	486,018
7.750% due 09/01/25 ~	737,000	702,575
7.750% due 09/01/27 ~	937,000	885,465
Ukreximbank 9.750% due 01/22/25 ~	901,000	864,960

		4,355,999

United Arab Emirates - 0.3%

Abu Dhabi Government 3.125% due 05/03/26 ~	440,000	460,547
Emirate of Dubai Government 5.250% due 01/30/43 ~	1,467,000	1,410,638

		1,871,185

Uruguay - 1.0%

Uruguay Government
4.125% due 11/20/45	773,086	728,634
4.500% due 08/14/24	1,486,120	1,640,305
5.100% due 06/18/50	705,000	733,200
7.625% due 03/21/36	923,000	1,306,045
7.875% due 01/15/33	1,237,000	1,753,447

		6,161,631

	Principal Amount	Value
Venezuela - 2.6%

Venezuela Government
6.000% due 12/09/20 ~	$765,000	$413,100
7.650% due 04/21/25 ~	626,000	303,610
7.750% due 10/13/19 ~	1,448,000	897,036
8.250% due 10/13/24 ~	3,127,000	1,555,683
9.000% due 05/07/23 ~	1,263,000	650,445
9.250% due 09/15/27	1,348,000	739,378
9.250% due 05/07/28 ~	2,070,000	1,073,813
11.750% due 10/21/26 ~	8,415,700	5,049,420
11.950% due 08/05/31 ~	8,871,700	5,367,378
12.750% due 08/23/22 ~	1,454,000	952,370

		17,002,233

Vietnam - 0.5%

Vietnam Government
4.800% due 11/19/24 ~	1,386,000	1,474,715
6.750% due 01/29/20 ~	1,545,000	1,727,112

		3,201,827

Zambia - 0.4%

Zambia Government
8.500% due 04/14/24 ~	670,000	659,950
8.970% due 07/30/27 ~	2,090,000	2,071,713

		2,731,663

Total Foreign Government Bonds & Notes (Cost $387,729,453)		408,633,878

SHORT-TERM INVESTMENTS - 9.6%

Foreign Government Issues - 0.5%

Letras del Banco Central de la Republica Argentina (Argentina)
29.500% due 12/28/16	ARS 15,239,797	937,352
30.000% due 01/04/17	13,978,846	856,073
31.000% due 10/12/16	5,197,598	335,364
31.000% due 12/14/16	6,107,517	377,840
31.500% due 10/26/16	6,786,130	434,090

		2,940,719

Repurchase Agreement - 9.1%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $58,426,849; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $59,597,981)	$58,426,703	58,426,703

Total Short-Term Investments (Cost $61,580,520)		61,367,422

TOTAL INVESTMENTS - 97.7% (Cost $596,756,505)		628,397,739

OTHER ASSETS & LIABILITIES, NET - 2.3%		14,938,986

NET ASSETS - 100.0%		$643,336,725

Notes to Schedule of Investments

(a)	As of September 30, 2016, the amount of $4,006,736 in cash was segregated with the broker(s)/custodian as collateral for forward foreign currency contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	12,112,848	USD	780,467	10/16	BNP	$6,965
ARS	241,521	USD	15,470	11/16	BNP	(35)
BRL	3,378,287	USD	1,040,690	10/16	DUB	(1,904)
BRL	5,293,528	USD	1,628,151	10/16	GSC	(451)
BRL	1,915,241	USD	589,995	10/16	MER	(1,079)
BRL	10,599,660	USD	3,240,000	11/16	MER	(8,433)
BRL	29,973,336	USD	9,017,858	01/17	DUB	(47,834)
BRL	26,552,585	USD	8,005,000	01/17	GSC	(58,693)
BRL	1,915,241	USD	575,303	01/17	MER	(2,135)
CLP	1,210,198,520	USD	1,823,549	10/16	BNP	13,101
CNY	19,405,234	USD	2,937,517	10/16	BNP	(27,687)
CNY	27,421,041	USD	4,039,040	10/16	BNP	72,765
CNY	105,730,526	USD	15,858,786	10/16	HSB	(25,925)
CNY	34,917,400	USD	5,251,619	01/17	HSB	(49,454)
CNY	59,590,020	USD	8,898,375	05/17	HSB	(91,930)
CZK	12,851,090	EUR	479,751	09/17	JPM	(52)
CZK	176,820,600	EUR	6,600,000	09/17	MER	403
CZK	126,906,042	USD	5,192,555	10/16	JPM	88,714
EUR	96,958	USD	108,962	10/16	GSC	41
EUR	159,926	USD	179,932	10/16	MSC	(138)
HUF	2,819,255,367	USD	9,867,542	10/16	DUB	414,604
ILS	9,763,061	USD	2,535,728	10/16	DUB	71,553
INR	275,770,292	USD	4,133,000	10/16	HSB	(5,462)
INR	1,132,779,278	USD	16,749,646	10/16	JPM	205,008
INR	122,067,202	USD	1,804,660	11/16	ANZ	13,575
INR	63,470,000	USD	937,311	11/16	BNP	8,098
INR	93,798,300	USD	1,385,295	11/16	BRC	11,865
INR	33,267,698	USD	492,928	11/16	DUB	2,607
INR	62,590,000	USD	924,657	11/16	HSB	7,644
INR	144,255,000	USD	2,135,450	11/16	UBS	13,280
KRW	18,232,463,527	USD	16,604,856	10/16	BRC	(58,411)
MXN	74,045,778	USD	3,958,397	10/16	ABN	(151,586)
MXN	71,531,713	USD	3,647,809	10/16	ABN	29,750
MXN	167,631,803	USD	9,046,895	10/16	BRC	(428,677)
MXN	89,985,428	USD	4,808,342	10/16	JPM	(182,048)
MXN	7,836,482	USD	416,658	10/16	MER	(13,772)
MXN	191,865,507	USD	10,755,396	03/17	ABN	(1,054,365)
MXN	191,889,761	USD	10,739,898	03/17	MER	(1,037,641)
MYR	34,701,100	USD	8,683,959	10/16	UBS	(280,670)
MYR	21,235,600	USD	5,157,401	11/16	MSC	(19,314)
MYR	21,176,412	USD	5,143,776	11/16	UBS	(20,009)
PEN	10,576,488	USD	3,197,000	10/16	BNP	(78,786)
PEN	5,032,399	USD	1,520,592	10/16	CIT	(36,914)
PEN	10,288,728	USD	3,105,000	10/16	CSF	(71,625)
PEN	1,356,000	USD	400,000	10/16	MER	(217)
PHP	73,524,291	USD	1,583,893	10/16	HSB	(63,355)
PLN	18,152,003	USD	4,580,196	10/16	DUB	163,814
PLN	21,642,923	USD	5,633,794	11/16	HSB	19,150
PLN	33,340,450	USD	8,716,686	12/16	HSB	(9,638)
RON	2,107,386	USD	522,341	10/16	MER	10,636
RON	13,918,237	USD	3,531,741	11/16	JPM	(9,556)
RON	12,206,059	USD	3,088,265	12/16	MER	1,442
RUB	117,338,378	USD	1,756,460	10/16	CIT	101,113
RUB	215,903,259	USD	3,338,280	10/16	GSC	79,665
RUB	914,238,248	USD	13,969,737	10/16	HSB	503,487
RUB	178,093,383	USD	2,746,252	11/16	CSF	51,254
RUB	89,428,093	USD	1,381,748	11/16	JPM	22,997
RUB	409,733,574	USD	6,312,479	12/16	DUB	108,924
SGD	16,985,801	USD	12,621,810	10/16	HSB	(163,716)
THB	573,792,301	USD	16,437,743	10/16	HSB	115,410
TRY	10,800,765	USD	3,605,948	11/16	DUB	(48,231)
TRY	1,771,040	USD	588,161	11/16	HSB	(4,789)
TWD	303,983,790	USD	9,653,344	11/16	JPM	98,953
USD	1,154,751	ARS	17,929,529	10/16	BNP	2,912
USD	771,366	ARS	11,871,327	10/16	JPM	(365)
USD	547,776	ARS	8,586,383	11/16	BNP	(949)
USD	1,133,316	ARS	17,688,007	11/16	JPM	2,940

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,039,633	BRL	3,378,287	10/16	DUB	$847
USD	1,630,684	BRL	5,293,528	10/16	GSC	2,983
USD	590,577	BRL	1,915,241	10/16	MER	1,662
USD	4,139,461	BRL	18,006,654	01/17	GSC	(1,249,333)
USD	2,381,895	BRL	9,471,604	01/17	MER	(452,642)
USD	6,097,720	BRL	24,018,919	03/17	BNP	(976,048)
USD	8,005,000	BRL	28,497,284	10/17	DUB	46,461
USD	8,005,000	BRL	28,441,765	10/17	GSC	61,966
USD	7,130,000	CNH	46,826,275	10/16	BNP	108,366
USD	5,090,000	CNY	34,917,400	01/17	HSB	(112,164)
USD	8,904,000	CNY	59,590,020	05/17	HSB	97,555
USD	1,960,000	COP	5,859,733,600	10/16	DUB	(61,606)
USD	1,360,000	COP	4,083,196,000	10/16	GSC	(48,701)
USD	3,816,292	COP	11,394,493,904	10/16	JPM	(114,804)
USD	4,599,589	EUR	4,088,120	10/16	BRC	3,585
USD	4,943	IDR	65,430,000	10/16	BRC	(68)
USD	3,966	IDR	52,412,298	10/16	HSB	(49)
USD	18,794	IDR	251,000,000	11/16	ANZ	(359)
USD	6,150	IDR	81,700,000	11/16	HSB	(85)
USD	3,362,620	KRW	3,714,894,796	10/16	BNP	(8,746)
USD	636,291	MXN	11,807,467	10/16	BRC	29,251
USD	11,807,059	MXN	224,640,116	10/16	CIT	257,953
USD	515,000	MXN	9,585,800	10/16	GSC	22,179
USD	1,068,207	MXN	20,006,987	10/16	HSB	39,616
USD	6,324,287	MXN	125,733,156	10/16	MER	(139,854)
USD	7,900,000	MXN	153,964,088	03/17	JPM	115,326
USD	1,445,000	MYR	5,904,993	10/16	HSB	15,035
USD	425,000	PHP	19,817,750	10/16	ANZ	15,154
USD	835,000	PLN	3,267,365	10/16	MER	(18,923)
USD	1,270,000	RON	5,065,842	10/16	MER	(11,197)
USD	1,440,760	RUB	98,732,401	10/16	MSC	(122,264)
USD	2,275,083	RUB	150,775,418	11/16	BRC	(93,311)
USD	7,865,000	SGD	10,595,170	10/16	CIT	94,061
USD	585,000	SGD	794,567	10/16	MER	2,231
USD	2,106,139	TRY	6,477,550	10/16	HSB	(40,185)
USD	2,054,267	ZAR	28,020,204	10/16	BRC	22,811
USD	4,128,000	ZAR	56,477,521	10/16	JPM	33,398
ZAR	4,419,429	USD	328,192	10/16	BRC	(7,785)
ZAR	24,815,121	USD	1,778,900	10/16	BRC	20,188
ZAR	10,073,590	USD	691,668	10/16	DUB	38,664
ZAR	24,769,703	USD	1,794,100	10/16	GSC	1,695
ZAR	27,107,033	USD	1,871,645	10/16	HSB	93,606

Total Forward Foreign Currency Contracts						($4,146,707)

(c)	Swap agreements outstanding as of September 30, 2016 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 58,778,000	$47,052	$-	$47,052
Brazil CETIP Interbank	BNP	11.998%	01/02/19	BRL 46,932,038	107,076	-	107,076
Brazil CETIP Interbank	BNP	12.016%	01/02/19	28,840,799	72,762	-	72,762
Brazil CETIP Interbank	BNP	12.055%	01/02/19	11,633,741	31,683	-	31,683
Brazil CETIP Interbank	BNP	12.135%	01/02/19	12,188,537	30,932	-	30,932
Brazil CETIP Interbank	HSB	12.220%	01/02/19	12,971,878	45,075	-	45,075
Brazil CETIP Interbank	HSB	12.225%	01/02/19	1,317,545	4,684	-	4,684
Brazil CETIP Interbank	HSB	13.850%	01/02/19	60,291,576	946,578	-	946,578
Brazil CETIP Interbank	HSB	15.420%	01/02/19	3,494,716	107,073	-	107,073
Brazil CETIP Interbank	HSB	12.340%	01/04/21	2,183,886	24,725	-	24,725
Brazil CETIP Interbank	HSB	15.715%	01/04/21	13,969,284	972,479	-	972,479
6-Month PLN-WIBOR	BRC	2.110%	07/07/26	PLN 5,100,000	(16,493)	-	(16,493)

					$2,373,626	$-	$2,373,626

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 8,500,000,000	$825,405	$1,075,510	($250,105)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	6,621,000,000	552,064	576,461	(24,397)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	772,093	966,375	(194,282)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	16,000,000,000	1,340,832	1,382,210	(41,378)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,415,901	1,618,076	(202,175)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	615,458	617,751	(2,293)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,135,188	1,372,400	(237,212)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	990,179	1,147,409	(157,230)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	366,464	362,553	3,911
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	14,894,000,000	1,251,573	1,238,217	13,356
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	10,824,000,000	929,475	805,182	124,293

				$10,194,632	$11,162,144	($967,512)

Total Swap Agreements				$12,568,258	$11,162,144	$1,406,114

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$151,911,068	$-	$151,911,068	$-
	Senior Loan Notes	6,485,371	-	6,485,371	-
	Foreign Government Bonds & Notes	408,633,878	-	408,633,878	-
	Short-Term Investments	61,367,422	-	61,367,422	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,367,263	-	3,367,263	-
	Interest Rate Contracts
	Swaps	12,584,751	-	12,584,751	-

	Total Asset - Derivatives	15,952,014	-	15,952,014	-

	Total Assets	644,349,753	-	644,349,753	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(7,513,970)	-	(7,513,970)	-
	Interest Rate Contracts
	Swaps	(16,493)	-	(16,493)	-

	Total Liabilities - Derivatives	(7,530,463)	-	(7,530,463)	-

	Total Liabilities	(7,530,463)	-	(7,530,463)	-

	Total	$636,819,290	$-	$636,819,290	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 2.3%

Alcoa Inc	1,024,067	$10,384,040
CF Industries Holdings Inc	220,766	5,375,652
International Paper Co	184,093	8,832,782

		24,592,474

Communications - 12.1%

CBS Corp ‘B’	98,551	5,394,682
Charter Communications Inc ‘A’ *	28,738	7,758,398
Cisco Systems Inc	859,110	27,250,969
Comcast Corp ‘A’	297,470	19,734,160
eBay Inc *	486,561	16,007,857
Frontier Communications Corp	2,157,436	8,974,934
Symantec Corp	248,139	6,228,289
Time Warner Inc	68,156	5,425,899
Twenty-First Century Fox Inc ‘B’	435,182	10,766,402
Viacom Inc ‘B’	287,430	10,951,083
Vodafone Group PLC (United Kingdom)	1,599,334	4,586,766
Yahoo! Inc *	84,047	3,622,425

		126,701,864

Consumer, Cyclical - 8.2%

Advance Auto Parts Inc	30,424	4,536,827
Carnival Corp	580,200	28,325,364
CVS Health Corp	119,501	10,634,394
General Motors Co	629,978	20,014,401
Target Corp	160,459	11,020,324
Wal-Mart Stores Inc	160,406	11,568,481

		86,099,791

Consumer, Non-Cyclical - 12.9%

AbbVie Inc	119,546	7,539,766
Anthem Inc	82,628	10,354,115
Biogen Inc *	37,969	11,885,436
Gilead Sciences Inc	103,754	8,209,017
Medtronic PLC	106,088	9,166,003
Merck & Co Inc	263,734	16,459,639
Mondelez International Inc ‘A’	71,436	3,136,040
Novartis AG (Switzerland)	167,736	13,237,775
PayPal Holdings Inc *	194,874	7,983,988
Pfizer Inc	644,678	21,835,244
Sanofi ADR (France)	394,460	15,064,427
The Coca-Cola Co	112,216	4,748,981
Unilever NV ‘NY’ (United Kingdom)	138,559	6,387,570

		136,008,001

Energy - 16.3%

BP PLC ADR (United Kingdom)	542,960	19,090,474
Canadian Natural Resources Ltd (TSE) (Canada)	306,157	9,787,130
Chevron Corp	177,296	18,247,304
Devon Energy Corp	419,209	18,491,309
Halliburton Co	255,447	11,464,461
Hess Corp	217,291	11,651,143
Marathon Oil Corp	392,062	6,198,500
Occidental Petroleum Corp	138,096	10,069,960
QEP Resources Inc	498,660	9,738,830
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	413,195	20,688,674
Suncor Energy Inc (NYSE) (Canada)	863,829	23,997,170
Weatherford International PLC *	2,141,636	12,035,994

		171,460,949

Financial - 30.7%

Aflac Inc	141,557	10,173,702
Ally Financial Inc	768,468	14,962,072
American International Group Inc	250,752	14,879,624

	Shares	Value
Bank of America Corp	2,141,012	$33,506,838
Citigroup Inc	1,090,834	51,520,090
Citizens Financial Group Inc	367,250	9,074,748
Fifth Third Bancorp	780,648	15,972,058
JPMorgan Chase & Co	623,643	41,528,387
MetLife Inc	420,901	18,700,631
Morgan Stanley	528,978	16,959,035
State Street Corp	271,056	18,873,629
The Allstate Corp	218,047	15,084,492
The Bank of New York Mellon Corp	292,113	11,649,466
The Goldman Sachs Group Inc	64,153	10,345,954
The PNC Financial Services Group Inc	186,975	16,844,578
US Bancorp	104,551	4,484,192
Wells Fargo & Co	398,169	17,630,923

		322,190,419

Industrial - 8.0%

Caterpillar Inc	234,650	20,829,880
Emerson Electric Co	220,345	12,011,006
General Electric Co	442,759	13,114,522
Ingersoll-Rand PLC	106,576	7,240,773
Johnson Controls International PLC	375,039	17,450,565
Textron Inc	344,216	13,682,586

		84,329,332

Technology - 6.1%

Citrix Systems Inc *	36,686	3,126,381
HP Inc	445,217	6,914,220
Intel Corp	417,490	15,760,247
Microsoft Corp	299,087	17,227,411
NetApp Inc	550,041	19,702,469
QUALCOMM Inc	19,978	1,368,493

		64,099,221

Utilities - 0.8%

FirstEnergy Corp	115,973	3,836,387
PG&E Corp	67,403	4,123,041

		7,959,428

Total Common Stocks (Cost $897,604,778)		1,023,441,479

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $27,026,461; collateralized by U.S. Treasury Notes: 1.125% - 1.375% due 02/29/20 - 03/31/20 and value $27,569,625)	$27,026,393	27,026,393

Total Short-Term Investment (Cost $27,026,393)		27,026,393

TOTAL INVESTMENTS - 100.0% (Cost $924,631,171)		1,050,467,872

OTHER ASSETS & LIABILITIES, NET - 0.0%		400,283

NET ASSETS - 100.0%		$1,050,868,155

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	6,695,496	CAD	8,854,258	10/16	BRC	($54,388)
USD	6,701,218	CAD	8,854,319	10/16	CIB	(48,713)
USD	6,701,319	CAD	8,854,258	10/16	GSC	(48,566)
USD	6,693,978	CAD	8,854,259	10/16	RBC	(55,907)
USD	2,867,550	CHF	2,801,596	10/16	CIB	(19,097)
USD	2,868,989	CHF	2,801,654	10/16	DUB	(17,717)
USD	2,867,338	CHF	2,801,596	10/16	GSC	(19,308)
USD	2,868,636	CHF	2,801,596	10/16	RBC	(18,010)
USD	8,751,115	EUR	7,823,729	10/16	BRC	(44,588)
USD	8,750,371	EUR	7,823,729	10/16	CIB	(45,331)
USD	8,750,458	EUR	7,823,597	10/16	GSC	(45,096)
USD	8,751,873	EUR	7,823,728	10/16	RBC	(43,829)
USD	4,818,217	GBP	3,710,688	10/16	BRC	6,867
USD	4,815,962	GBP	3,710,752	10/16	CIB	4,530
USD	4,817,891	GBP	3,710,751	10/16	DUB	6,459
USD	4,814,948	GBP	3,710,751	10/16	GSC	3,517

Total Forward Foreign Currency Contracts						($439,177)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$24,592,474	$24,592,474	$-	$-
	Communications	126,701,864	122,115,098	4,586,766	-
	Consumer, Cyclical	86,099,791	86,099,791	-	-
	Consumer, Non-Cyclical	136,008,001	122,770,226	13,237,775	-
	Energy	171,460,949	171,460,949	-	-
	Financial	322,190,419	322,190,419	-	-
	Industrial	84,329,332	84,329,332	-	-
	Technology	64,099,221	64,099,221	-	-
	Utilities	7,959,428	7,959,428	-	-

	Total Common Stocks	1,023,441,479	1,005,616,938	17,824,541	-

	Short-Term Investment	27,026,393	-	27,026,393	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	21,373	-	21,373	-

	Total Assets	1,050,489,245	1,005,616,938	44,872,307	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(460,550)	-	(460,550)	-

	Total Liabilities	(460,550)	-	(460,550)	-

	Total	$1,050,028,695	$1,005,616,938	$44,411,757	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.2%

Basic Materials - 2.2%

Ashland Global Holdings Inc	26,500	$3,072,675
Praxair Inc	38,500	4,651,955
RPM International Inc	156,700	8,417,924
The Sherwin-Williams Co	7,900	2,185,614

		18,328,168

Communications - 4.7%

Cisco Systems Inc	126,900	4,025,268
Comcast Corp ‘A’	262,300	17,400,982
Omnicom Group Inc	103,700	8,814,500
The Walt Disney Co	57,300	5,320,878
Time Warner Inc	37,500	2,985,375

		38,547,003

Consumer, Cyclical - 9.1%

Carnival Corp	53,200	2,597,224
Costco Wholesale Corp	21,600	3,294,216
Dollar General Corp	103,300	7,229,967
Hilton Worldwide Holdings Inc	200,300	4,592,879
L Brands Inc	51,500	3,644,655
Marriott International Inc ‘A’	69,100	4,652,503
Mattel Inc	165,700	5,017,396
McDonald’s Corp	14,500	1,672,720
MGM Resorts International *	173,800	4,524,014
NIKE Inc ‘B’	42,100	2,216,565
PACCAR Inc	26,600	1,563,548
Ross Stores Inc	141,200	9,079,160
The Home Depot Inc	76,400	9,831,152
Tractor Supply Co	44,200	2,976,870
Walgreens Boots Alliance Inc	143,000	11,528,660

		74,421,529

Consumer, Non-Cyclical - 29.7%

AmerisourceBergen Corp	17,400	1,405,572
Automatic Data Processing Inc	86,600	7,638,120
Becton Dickinson & Co	94,200	16,930,566
Cigna Corp	28,900	3,766,248
Colgate-Palmolive Co	33,600	2,491,104
Coty Inc ‘A’	54,700	1,285,450
Danaher Corp	190,400	14,925,456
DENTSPLY SIRONA Inc	143,800	8,546,034
Diageo PLC (United Kingdom)	174,875	5,009,043
Ecolab Inc	17,600	2,142,272
Equifax Inc	50,100	6,742,458
General Mills Inc	60,700	3,877,516
Johnson & Johnson	72,300	8,540,799
McCormick & Co Inc	29,000	2,897,680
McKesson Corp	42,600	7,103,550
Medtronic PLC	142,993	12,354,595
Merck & Co Inc	134,700	8,406,627
Mondelez International Inc ‘A’	207,800	9,122,420
Nestle SA (Switzerland)	75,974	5,999,216
PepsiCo Inc	157,000	17,076,890
Pfizer Inc	593,200	20,091,684
Philip Morris International Inc	128,100	12,453,882
S&P Global Inc	33,300	4,214,448
Stryker Corp	76,900	8,951,929
The Coca-Cola Co	59,400	2,513,808
The Procter & Gamble Co	82,000	7,359,500
Thermo Fisher Scientific Inc	100,500	15,985,530
UnitedHealth Group Inc	121,100	16,954,000
Zoetis Inc	162,500	8,451,625

		243,238,022

	Shares	Value
Energy - 4.6%

Canadian Natural Resources Ltd (NYSE) (Canada)	166,000	$5,318,640
EQT Corp	65,490	4,755,884
Exxon Mobil Corp	96,100	8,387,608
Occidental Petroleum Corp	118,600	8,648,312
PrairieSky Royalty Ltd (Canada)	3,750	76,460
Schlumberger Ltd	24,100	1,895,224
Spectra Energy Corp	132,500	5,664,375
TransCanada Corp (NYSE) (Canada)	54,700	2,601,532

		37,348,035

Financial - 19.3%

American Express Co	61,600	3,944,864
American Tower Corp REIT	77,800	8,817,074
Aon PLC	83,700	9,415,413
Chubb Ltd	63,375	7,963,069
Crown Castle International Corp REIT	124,800	11,757,408
General Growth Properties Inc REIT	226,500	6,251,400
Iron Mountain Inc REIT	65,526	2,459,191
JPMorgan Chase & Co	260,000	17,313,400
Marsh & McLennan Cos Inc	194,300	13,066,675
Morgan Stanley	194,700	6,242,082
Northern Trust Corp	42,300	2,875,977
State Street Corp	128,700	8,961,381
TD Ameritrade Holding Corp	158,302	5,578,562
The Bank of New York Mellon Corp	291,700	11,632,996
US Bancorp	193,000	8,277,770
Visa Inc ‘A’	207,000	17,118,900
Wells Fargo & Co	236,600	10,476,648
XL Group Ltd (Ireland)	164,799	5,542,190

		157,695,000

Industrial - 13.3%

Agilent Technologies Inc	159,100	7,492,019
Ball Corp	117,800	9,653,710
CH Robinson Worldwide Inc	17,600	1,240,096
Flowserve Corp	79,300	3,825,432
Fortive Corp	94,700	4,820,230
General Electric Co	627,100	18,574,702
Illinois Tool Works Inc	77,000	9,227,680
Johnson Controls International PLC	346,258	16,111,385
Rockwell Collins Inc	60,200	5,077,268
Roper Technologies Inc	58,500	10,674,495
TE Connectivity Ltd (Switzerland)	74,900	4,822,062
Union Pacific Corp	65,800	6,417,474
United Parcel Service Inc ‘B’	48,400	5,293,024
United Technologies Corp	54,300	5,516,880

		108,746,457

Technology - 7.4%

Accenture PLC ‘A’	87,900	10,738,743
Apple Inc	63,700	7,201,285
Fidelity National Information Services Inc	73,400	5,654,002
Microchip Technology Inc	59,200	3,678,688
Microsoft Corp	355,600	20,482,560
Texas Instruments Inc	143,600	10,077,848
Xilinx Inc	57,000	3,097,380

		60,930,506

Utilities - 3.9%

Atmos Energy Corp	99,100	7,379,977
DTE Energy Co	52,000	4,870,840
Edison International	169,200	12,224,700
NextEra Energy Inc	25,500	3,119,160
WEC Energy Group Inc	69,500	4,161,660

		31,756,337

Total Common Stocks (Cost $617,648,850)		771,011,057

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $44,254,293; collateralized by U.S. Treasury Notes: 1.125% due 03/31/20 and value $45,140,375)	$44,254,183	$44,254,183

Total Short-Term Investment (Cost $44,254,183)		44,254,183

TOTAL INVESTMENTS - 99.6% (Cost $661,903,033)		815,265,240

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,287,758

NET ASSETS - 100.0%		$818,552,998

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$18,328,168	$18,328,168	$-	$-
	Communications	38,547,003	38,547,003	-	-
	Consumer, Cyclical	74,421,529	74,421,529	-	-
	Consumer, Non-Cyclical	243,238,022	232,229,763	11,008,259	-
	Energy	37,348,035	37,348,035	-	-
	Financial	157,695,000	157,695,000	-	-
	Industrial	108,746,457	108,746,457	-	-
	Technology	60,930,506	60,930,506	-	-
	Utilities	31,756,337	31,756,337	-	-

	Total Common Stocks	771,011,057	760,002,798	11,008,259	-

	Short-Term Investment	44,254,183	-	44,254,183	-

	Total	$815,265,240	$760,002,798	$55,262,442	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 2.3%

Air Products & Chemicals Inc	25,315	$3,805,857
Albemarle Corp	12,871	1,100,342
Alcoa Inc	151,921	1,540,479
CF Industries Holdings Inc	27,738	675,420
Eastman Chemical Co	17,591	1,190,559
EI du Pont de Nemours & Co	102,337	6,853,509
FMC Corp	15,906	768,896
Freeport-McMoRan Inc	144,961	1,574,276
International Flavors & Fragrances Inc	9,169	1,310,892
International Paper Co	47,870	2,296,803
LyondellBasell Industries NV ‘A’	39,745	3,205,832
Monsanto Co	51,264	5,239,181
Newmont Mining Corp	61,766	2,426,786
Nucor Corp	36,975	1,828,414
PPG Industries Inc	30,976	3,201,679
Praxair Inc	33,212	4,013,006
The Dow Chemical Co	131,729	6,827,514
The Mosaic Co	40,296	985,640
The Sherwin-Williams Co	9,374	2,593,411

		51,438,496

Communications - 13.3%

Alphabet Inc ‘A’ *	34,462	27,709,516
Alphabet Inc ‘C’ *	34,546	26,852,260
Amazon.com Inc *	45,999	38,515,423
AT&T Inc	719,225	29,207,727
CBS Corp ‘B’	47,523	2,601,409
CenturyLink Inc	63,263	1,735,304
Charter Communications Inc ‘A’ *	25,341	6,841,310
Cisco Systems Inc	588,024	18,652,121
Comcast Corp ‘A’	280,635	18,617,326
Discovery Communications Inc ‘A’ *	17,862	480,845
Discovery Communications Inc ‘C’ *	26,206	689,480
eBay Inc *	123,057	4,048,575
Expedia Inc	14,087	1,644,235
F5 Networks Inc *	7,799	972,067
Facebook Inc ‘A’ *	271,393	34,811,580
Frontier Communications Corp	139,017	578,311
Juniper Networks Inc	44,737	1,076,372
Level 3 Communications Inc *	34,451	1,597,837
Motorola Solutions Inc	19,481	1,486,011
Netflix Inc *	50,311	4,958,149
News Corp ‘A’	45,220	632,176
News Corp ‘B’	12,829	182,428
Omnicom Group Inc	27,680	2,352,800
Scripps Networks Interactive Inc ‘A’	11,290	716,802
Symantec Corp	72,251	1,813,500
TEGNA Inc	24,114	527,132
The Interpublic Group of Cos Inc	45,942	1,026,804
The Priceline Group Inc *	5,811	8,550,828
The Walt Disney Co	172,790	16,045,280
Time Warner Inc	90,933	7,239,176
TripAdvisor Inc *	13,557	856,531
Twenty-First Century Fox Inc ‘A’	124,374	3,012,338
Twenty-First Century Fox Inc ‘B’	56,947	1,408,869
VeriSign Inc *	10,963	857,745
Verizon Communications Inc	476,475	24,767,171
Viacom Inc ‘B’	40,204	1,531,773
Yahoo! Inc *	102,742	4,428,180

		299,025,391

Consumer, Cyclical - 9.2%

Advance Auto Parts Inc	8,749	1,304,651
Alaska Air Group Inc	14,125	930,273
American Airlines Group Inc	61,687	2,258,361
AutoNation Inc *	7,945	387,001
AutoZone Inc *	3,418	2,626,186

	Shares	Value
Bed Bath & Beyond Inc	17,972	$774,773
Best Buy Co Inc	32,252	1,231,381
BorgWarner Inc	23,548	828,419
CarMax Inc *	22,410	1,195,573
Carnival Corp	51,048	2,492,163
Chipotle Mexican Grill Inc *	3,400	1,439,900
Coach Inc	33,177	1,212,951
Costco Wholesale Corp	51,286	7,821,628
CVS Health Corp	124,567	11,085,217
Darden Restaurants Inc	14,754	904,715
Delphi Automotive PLC (United Kingdom)	31,781	2,266,621
Delta Air Lines Inc	87,484	3,443,370
Dollar General Corp	30,299	2,120,627
Dollar Tree Inc *	27,425	2,164,655
DR Horton Inc	39,614	1,196,343
Fastenal Co	33,385	1,394,825
Foot Locker Inc	15,567	1,054,197
Ford Motor Co	457,746	5,524,994
General Motors Co	166,052	5,275,472
Genuine Parts Co	17,376	1,745,419
Hanesbrands Inc	43,952	1,109,788
Harley-Davidson Inc	21,029	1,105,915
Harman International Industries Inc	7,933	669,942
Hasbro Inc	13,406	1,063,498
Kohl’s Corp	21,388	935,725
L Brands Inc	28,084	1,987,505
Leggett & Platt Inc	15,314	698,012
Lennar Corp ‘A’	22,395	948,204
LKQ Corp *	36,427	1,291,701
Lowe’s Cos Inc	102,247	7,383,256
Macy’s Inc	35,654	1,320,981
Marriott International Inc ‘A’	38,067	2,563,051
Mattel Inc	40,488	1,225,977
McDonald’s Corp	99,778	11,510,390
Michael Kors Holdings Ltd *	19,591	916,663
Mohawk Industries Inc *	7,342	1,470,896
Newell Brands Inc	56,362	2,968,023
NIKE Inc ‘B’	157,695	8,302,642
Nordstrom Inc	13,584	704,738
O’Reilly Automotive Inc *	11,075	3,102,218
PACCAR Inc	40,802	2,398,342
PulteGroup Inc	35,645	714,326
PVH Corp	9,296	1,027,208
Ralph Lauren Corp	6,442	651,544
Ross Stores Inc	46,076	2,962,687
Royal Caribbean Cruises Ltd	19,546	1,464,973
Signet Jewelers Ltd (NYSE)	8,946	666,745
Southwest Airlines Co	72,481	2,818,786
Staples Inc	76,847	657,042
Starbucks Corp	171,459	9,282,790
Target Corp	67,220	4,616,670
The Gap Inc	25,066	557,468
The Goodyear Tire & Rubber Co	30,396	981,791
The Home Depot Inc	144,399	18,581,263
The TJX Cos Inc	76,965	5,755,443
Tiffany & Co	12,562	912,378
Tractor Supply Co	15,458	1,041,096
Ulta Salon Cosmetics & Fragrance Inc *	6,852	1,630,639
Under Armour Inc ‘A’ *	21,617	836,146
Under Armour Inc ‘C’ *	21,770	737,132
United Continental Holdings Inc *	34,299	1,799,669
Urban Outfitters Inc *	10,500	362,460
VF Corp	38,840	2,176,982
Wal-Mart Stores Inc	177,194	12,779,231
Walgreens Boots Alliance Inc	99,951	8,058,050
Whirlpool Corp	8,845	1,434,305
WW Grainger Inc	6,569	1,476,974
Wyndham Worldwide Corp	12,787	860,949
Wynn Resorts Ltd	9,272	903,278
Yum! Brands Inc	43,313	3,933,254

		206,038,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 23.4%

Abbott Laboratories	172,099	$7,278,067
AbbVie Inc	190,339	12,004,681
Aetna Inc	40,818	4,712,438
Alexion Pharmaceuticals Inc *	26,081	3,195,966
Allergan PLC *	46,287	10,660,359
Altria Group Inc	228,447	14,444,704
AmerisourceBergen Corp	21,361	1,725,542
Amgen Inc	87,458	14,588,869
Anthem Inc	30,614	3,836,240
Archer-Daniels-Midland Co	68,408	2,884,765
Automatic Data Processing Inc	53,531	4,721,434
Avery Dennison Corp	10,643	827,919
Baxter International Inc	57,231	2,724,196
Becton Dickinson & Co	24,957	4,485,522
Biogen Inc *	25,648	8,028,593
Boston Scientific Corp *	159,816	3,803,621
Bristol-Myers Squibb Co	195,305	10,530,846
Brown-Forman Corp ‘B’	21,328	1,011,800
Campbell Soup Co	22,714	1,242,456
Cardinal Health Inc	37,254	2,894,636
Celgene Corp *	90,592	9,469,582
Centene Corp *	19,619	1,313,688
Church & Dwight Co Inc	29,882	1,431,945
Cigna Corp	29,864	3,891,876
Cintas Corp	9,999	1,125,887
Colgate-Palmolive Co	103,967	7,708,113
ConAgra Foods Inc	48,734	2,295,859
Constellation Brands Inc ‘A’	20,805	3,463,824
CR Bard Inc	8,536	1,914,454
Danaher Corp	71,023	5,567,493
DaVita Inc *	19,665	1,299,267
DENTSPLY SIRONA Inc	27,270	1,620,656
Dr Pepper Snapple Group Inc	21,633	1,975,309
Ecolab Inc	30,733	3,740,821
Edwards Lifesciences Corp *	25,030	3,017,617
Eli Lilly & Co	113,638	9,120,586
Endo International PLC *	22,216	447,652
Equifax Inc	13,800	1,857,204
Express Scripts Holding Co *	73,673	5,196,157
General Mills Inc	69,857	4,462,465
Gilead Sciences Inc	154,166	12,197,614
Global Payments Inc	17,750	1,362,490
H&R Block Inc	26,126	604,817
HCA Holdings Inc *	34,492	2,608,630
Henry Schein Inc *	9,514	1,550,592
Hologic Inc *	32,424	1,259,024
Hormel Foods Corp	31,015	1,176,399
Humana Inc	17,352	3,069,395
Illumina Inc *	17,138	3,113,289
Intuitive Surgical Inc *	4,513	3,271,158
Johnson & Johnson	319,638	37,758,837
Kellogg Co	29,343	2,273,202
Kimberly-Clark Corp	41,927	5,288,672
Laboratory Corp of America Holdings *	12,103	1,663,920
Mallinckrodt PLC *	12,619	880,554
McCormick & Co Inc	13,336	1,332,533
McKesson Corp	26,443	4,409,370
Mead Johnson Nutrition Co	21,714	1,715,623
Medtronic PLC	161,556	13,958,438
Merck & Co Inc	323,340	20,179,649
Molson Coors Brewing Co ‘B’	21,437	2,353,783
Mondelez International Inc ‘A’	181,827	7,982,205
Monster Beverage Corp *	15,799	2,319,451
Moody’s Corp	19,681	2,131,059
Mylan NV *	53,748	2,048,874
Nielsen Holdings PLC	39,287	2,104,605
Patterson Cos Inc	9,940	456,644
PayPal Holdings Inc *	131,171	5,374,076

	Shares	Value
PepsiCo Inc	168,162	$18,290,981
Perrigo Co PLC	16,675	1,539,603
Pfizer Inc	708,578	23,999,537
Philip Morris International Inc	181,421	17,637,750
Quanta Services Inc *	17,186	481,036
Quest Diagnostics Inc	16,469	1,393,771
Regeneron Pharmaceuticals Inc *	8,823	3,547,022
Reynolds American Inc	96,381	4,544,364
Robert Half International Inc	15,609	590,957
S&P Global Inc	30,806	3,898,807
St Jude Medical Inc	33,097	2,639,817
Stryker Corp	36,185	4,212,296
Sysco Corp	59,663	2,924,084
The Clorox Co	15,058	1,884,960
The Coca-Cola Co	454,314	19,226,569
The Cooper Cos Inc	5,696	1,021,065
The Estee Lauder Cos Inc ‘A’	25,914	2,294,944
The Hershey Co	16,362	1,564,207
The JM Smucker Co	13,609	1,844,564
The Kraft Heinz Co	69,854	6,252,632
The Kroger Co	111,042	3,295,727
The Procter & Gamble Co	312,072	28,008,462
The Western Union Co	57,180	1,190,488
Thermo Fisher Scientific Inc	46,110	7,334,257
Total System Services Inc	19,162	903,488
Tyson Foods Inc ‘A’	34,879	2,604,415
United Rentals Inc *	10,162	797,615
UnitedHealth Group Inc	111,332	15,586,480
Universal Health Services Inc ‘B’	10,438	1,286,170
Varian Medical Systems Inc *	10,912	1,086,071
Verisk Analytics Inc *	18,405	1,495,958
Vertex Pharmaceuticals Inc *	28,797	2,511,386
Whole Foods Market Inc	37,327	1,058,220
Zimmer Biomet Holdings Inc	23,544	3,061,191
Zoetis Inc	57,828	3,007,634

		523,984,540

Diversified - 0.0%

Leucadia National Corp	37,400	712,096

Energy - 7.1%

Anadarko Petroleum Corp	63,781	4,041,164
Apache Corp	44,070	2,814,751
Baker Hughes Inc	50,028	2,524,913
Cabot Oil & Gas Corp	54,511	1,406,384
Chesapeake Energy Corp *	76,309	478,457
Chevron Corp	220,523	22,696,227
Cimarex Energy Co	11,257	1,512,603
Concho Resources Inc *	16,619	2,282,620
ConocoPhillips	145,224	6,312,887
Devon Energy Corp	61,005	2,690,931
EOG Resources Inc	64,541	6,241,760
EQT Corp	20,251	1,470,628
Exxon Mobil Corp	484,700	42,304,616
First Solar Inc *	9,084	358,727
FMC Technologies Inc *	27,003	801,179
Halliburton Co	101,083	4,536,605
Helmerich & Payne Inc	12,854	865,074
Hess Corp	31,590	1,693,856
Kinder Morgan Inc	224,392	5,190,187
Marathon Oil Corp	97,534	1,542,013
Marathon Petroleum Corp	61,685	2,503,794
Murphy Oil Corp	19,245	585,048
National Oilwell Varco Inc	44,711	1,642,682
Newfield Exploration Co *	23,626	1,026,786
Noble Energy Inc	49,853	1,781,746
Occidental Petroleum Corp	89,502	6,526,486
ONEOK Inc	25,011	1,285,315
Phillips 66	51,953	4,184,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Pioneer Natural Resources Co	19,823	$3,680,140
Range Resources Corp	21,976	851,570
Schlumberger Ltd	162,596	12,786,549
Southwestern Energy Co *	57,696	798,513
Spectra Energy Corp	81,962	3,503,876
Tesoro Corp	13,668	1,087,426
The Williams Cos Inc	80,574	2,476,039
Transocean Ltd	40,731	434,192
Valero Energy Corp	53,920	2,857,760

		159,778,318

Financial - 16.6%

Affiliated Managers Group Inc *	6,426	929,842
Aflac Inc	47,600	3,421,012
Alliance Data Systems Corp *	6,835	1,466,313
American Express Co	90,745	5,811,310
American International Group Inc	118,906	7,055,882
American Tower Corp REIT	49,826	5,646,781
Ameriprise Financial Inc	18,863	1,881,961
Aon PLC	31,235	3,513,625
Apartment Investment & Management Co ‘A’ REIT	18,636	855,579
Arthur J Gallagher & Co	21,059	1,071,271
Assurant Inc	7,211	665,215
AvalonBay Communities Inc REIT	15,969	2,839,927
Bank of America Corp	1,192,740	18,666,381
BB&T Corp	95,391	3,598,149
Berkshire Hathaway Inc ‘B’ *	221,843	32,049,658
BlackRock Inc	14,263	5,169,767
Boston Properties Inc REIT	17,884	2,437,410
Capital One Financial Corp	59,016	4,239,119
CBRE Group Inc ‘A’ *	34,605	968,248
Chubb Ltd	54,418	6,837,622
Cincinnati Financial Corp	17,606	1,327,845
Citigroup Inc	339,479	16,033,593
Citizens Financial Group Inc	60,583	1,497,006
CME Group Inc ‘A’	39,426	4,120,806
Comerica Inc	19,878	940,627
Crown Castle International Corp REIT	39,223	3,695,199
Digital Realty Trust Inc REIT	17,082	1,659,004
Discover Financial Services	47,189	2,668,538
E*TRADE Financial Corp *	31,757	924,764
Equinix Inc REIT	8,309	2,993,317
Equity Residential REIT	42,553	2,737,434
Essex Property Trust Inc REIT	7,602	1,692,965
Extra Space Storage Inc REIT	14,430	1,145,886
Federal Realty Investment Trust REIT	8,291	1,276,234
Fifth Third Bancorp	89,380	1,828,715
Franklin Resources Inc	41,081	1,461,251
General Growth Properties Inc REIT	67,864	1,873,046
HCP Inc REIT	54,220	2,057,649
Host Hotels & Resorts Inc REIT	86,905	1,353,111
Huntington Bancshares Inc	126,317	1,245,486
Intercontinental Exchange Inc	13,860	3,733,330
Invesco Ltd	47,854	1,496,395
Iron Mountain Inc REIT	28,846	1,082,590
JPMorgan Chase & Co	422,276	28,119,359
KeyCorp	126,054	1,534,077
Kimco Realty Corp REIT	49,233	1,425,295
Legg Mason Inc	10,783	361,015
Lincoln National Corp	27,539	1,293,782
Loews Corp	32,310	1,329,556
M&T Bank Corp	18,511	2,149,127
Marsh & McLennan Cos Inc	60,683	4,080,932
Mastercard Inc ‘A’	112,104	11,408,824
MetLife Inc	128,886	5,726,405
Morgan Stanley	172,161	5,519,482
Nasdaq Inc	13,653	922,124
Navient Corp	37,222	538,602
Northern Trust Corp	24,952	1,696,486

	Shares	Value
People’s United Financial Inc	36,944	$584,454
Principal Financial Group Inc	31,207	1,607,473
Prologis Inc REIT	62,005	3,319,748
Prudential Financial Inc	50,914	4,157,128
Public Storage REIT	17,434	3,890,223
Realty Income Corp REIT	30,477	2,039,826
Regions Financial Corp	147,473	1,455,558
Simon Property Group Inc REIT	36,750	7,607,617
SL Green Realty Corp REIT	11,889	1,285,201
State Street Corp	42,842	2,983,088
SunTrust Banks Inc	58,343	2,555,423
Synchrony Financial	92,609	2,593,052
T Rowe Price Group Inc	28,896	1,921,584
The Allstate Corp	43,585	3,015,210
The Bank of New York Mellon Corp	124,341	4,958,719
The Charles Schwab Corp	141,436	4,465,135
The Goldman Sachs Group Inc	44,088	7,110,072
The Hartford Financial Services Group Inc	44,773	1,917,180
The Macerich Co REIT	14,056	1,136,709
The PNC Financial Services Group Inc	57,416	5,172,607
The Progressive Corp	67,874	2,138,031
The Travelers Cos Inc	33,666	3,856,440
Torchmark Corp	12,754	814,853
UDR Inc REIT	30,664	1,103,597
Unum Group	27,206	960,644
US Bancorp	187,938	8,060,661
Ventas Inc REIT	41,056	2,899,785
Visa Inc ‘A’	220,563	18,240,560
Vornado Realty Trust REIT	20,089	2,033,208
Wells Fargo & Co	530,797	23,503,691
Welltower Inc REIT	41,562	3,107,591
Weyerhaeuser Co REIT	86,976	2,778,013
Willis Towers Watson PLC	15,165	2,013,457
XL Group Ltd (Ireland)	31,870	1,071,788
Zions Bancorp	24,337	754,934

		371,188,189

Industrial - 9.6%

3M Co	70,612	12,443,953
Acuity Brands Inc	5,206	1,377,508
Agilent Technologies Inc	38,043	1,791,445
Allegion PLC	11,436	788,055
AMETEK Inc	27,097	1,294,695
Amphenol Corp ‘A’	35,850	2,327,382
Ball Corp	20,165	1,652,522
Caterpillar Inc	68,512	6,081,810
CH Robinson Worldwide Inc	16,485	1,161,533
Corning Inc	121,149	2,865,174
CSX Corp	111,284	3,394,162
Cummins Inc	18,079	2,316,824
Deere & Co	33,798	2,884,659
Dover Corp	18,448	1,358,511
Eaton Corp PLC	53,322	3,503,789
Emerson Electric Co	74,901	4,082,853
Expeditors International of Washington Inc	20,816	1,072,440
FedEx Corp	28,562	4,989,210
FLIR Systems Inc	16,370	514,345
Flowserve Corp	15,479	746,707
Fluor Corp	16,532	848,422
Fortive Corp	35,571	1,810,564
Fortune Brands Home & Security Inc	18,314	1,064,043
Garmin Ltd	13,084	629,471
General Dynamics Corp	33,449	5,189,947
General Electric Co	1,047,934	31,039,805
Harris Corp	14,318	1,311,672
Honeywell International Inc	89,112	10,389,568
Illinois Tool Works Inc	37,283	4,467,995
Ingersoll-Rand PLC	29,898	2,031,270
Jacobs Engineering Group Inc *	14,583	754,233
JB Hunt Transport Services Inc	10,062	816,431

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Johnson Controls International PLC	110,371	$5,135,563
Kansas City Southern	12,430	1,159,968
L-3 Communications Holdings Inc	8,959	1,350,390
Lockheed Martin Corp	29,522	7,077,014
Martin Marietta Materials Inc	7,396	1,324,698
Masco Corp	38,355	1,315,960
Mettler-Toledo International Inc *	3,114	1,307,351
Norfolk Southern Corp	34,431	3,341,873
Northrop Grumman Corp	20,802	4,450,588
Owens-Illinois Inc *	19,158	352,316
Parker-Hannifin Corp	15,680	1,968,310
Pentair PLC (United Kingdom)	19,478	1,251,267
PerkinElmer Inc	13,066	733,133
Raytheon Co	34,575	4,706,695
Republic Services Inc	27,503	1,387,526
Rockwell Automation Inc	15,166	1,855,408
Rockwell Collins Inc	15,094	1,273,028
Roper Technologies Inc	11,775	2,148,584
Ryder System Inc	6,366	419,838
Sealed Air Corp	23,324	1,068,706
Snap-on Inc	6,914	1,050,651
Stanley Black & Decker Inc	17,477	2,149,321
Stericycle Inc *	9,703	777,598
TE Connectivity Ltd (Switzerland)	41,635	2,680,461
Textron Inc	31,091	1,235,867
The Boeing Co	67,813	8,933,685
TransDigm Group Inc *	5,856	1,693,087
Union Pacific Corp	97,378	9,497,276
United Parcel Service Inc ‘B’	80,808	8,837,163
United Technologies Corp	91,030	9,248,648
Vulcan Materials Co	15,496	1,762,360
Waste Management Inc	47,416	3,023,244
Waters Corp *	9,372	1,485,368
WestRock Co	29,071	1,409,362
Xylem Inc	21,241	1,114,090

		215,527,395

Technology - 13.0%

Accenture PLC ‘A’	72,623	8,872,352
Activision Blizzard Inc	79,722	3,531,685
Adobe Systems Inc *	58,236	6,320,935
Akamai Technologies Inc *	20,257	1,073,418
Analog Devices Inc	35,783	2,306,214
Apple Inc	629,852	71,204,769
Applied Materials Inc	126,800	3,823,020
Autodesk Inc *	22,817	1,650,354
Broadcom Ltd (Singapore)	46,219	7,973,702
CA Inc	36,742	1,215,425
Cerner Corp *	35,031	2,163,164
Citrix Systems Inc *	18,325	1,561,657
Cognizant Technology Solutions Corp ‘A’ *	71,318	3,402,582
CSRA Inc	16,217	436,237
Electronic Arts Inc *	35,114	2,998,736
Fidelity National Information Services Inc	38,304	2,950,557
Fiserv Inc *	25,885	2,574,781
Hewlett Packard Enterprise Co	193,460	4,401,215
HP Inc	199,152	3,092,831
Intel Corp	552,837	20,869,597
International Business Machines Corp	101,697	16,154,568
Intuit Inc	28,660	3,152,887
KLA-Tencor Corp	17,940	1,250,597
Lam Research Corp	18,864	1,786,609
Linear Technology Corp	28,295	1,677,611
Microchip Technology Inc	25,408	1,578,853
Micron Technology Inc *	119,923	2,132,231
Microsoft Corp	910,964	52,471,526
NetApp Inc	32,566	1,166,514
NVIDIA Corp	62,545	4,285,583
Oracle Corp	351,637	13,812,301
Paychex Inc	37,315	2,159,419
Pitney Bowes Inc	22,797	413,994

	Shares	Value
Qorvo Inc *	15,348	$855,498
QUALCOMM Inc	172,179	11,794,261
Red Hat Inc *	21,124	1,707,453
salesforce.com Inc *	75,284	5,370,008
Seagate Technology PLC	35,276	1,359,890
Skyworks Solutions Inc	22,093	1,682,161
Teradata Corp *	15,828	490,668
Texas Instruments Inc	117,551	8,249,729
The Dun & Bradstreet Corp	4,305	588,149
Western Digital Corp	33,127	1,936,936
Xerox Corp	99,456	1,007,489
Xilinx Inc	29,485	1,602,215

		291,110,381

Utilities - 3.2%

AES Corp	78,511	1,008,866
Alliant Energy Corp	26,085	999,316
Ameren Corp	28,091	1,381,515
American Electric Power Co Inc	57,200	3,672,812
American Water Works Co Inc	20,686	1,548,140
CenterPoint Energy Inc	49,452	1,148,770
CMS Energy Corp	32,984	1,385,658
Consolidated Edison Inc	35,411	2,666,448
Dominion Resources Inc	73,164	5,433,890
DTE Energy Co	20,891	1,956,860
Duke Energy Corp	80,750	6,463,230
Edison International	37,932	2,740,587
Entergy Corp	20,726	1,590,306
Eversource Energy	36,930	2,000,868
Exelon Corp	107,318	3,572,616
FirstEnergy Corp	49,218	1,628,132
NextEra Energy Inc	54,576	6,675,736
NiSource Inc	38,051	917,410
NRG Energy Inc	37,473	420,072
PG&E Corp	58,457	3,575,815
Pinnacle West Capital Corp	13,210	1,003,828
PPL Corp	78,812	2,724,531
Public Service Enterprise Group Inc	58,902	2,466,227
SCANA Corp	16,453	1,190,704
Sempra Energy	29,202	3,130,163
The Southern Co	114,404	5,868,925
WEC Energy Group Inc	36,749	2,200,530
Xcel Energy Inc	59,137	2,432,896

		71,804,851

Total Common Stocks (Cost $1,615,636,810)		2,190,608,118

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $36,981,142; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $37,723,200)	$36,981,049	36,981,049

Total Short-Term Investment (Cost $36,981,049)		36,981,049

TOTAL INVESTMENTS - 99.3% (Cost $1,652,617,859)		2,227,589,167

OTHER ASSETS & LIABILITIES, NET - 0.7%		15,342,015

NET ASSETS - 100.0%		$2,242,931,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the amount of $1,588,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/16)	378	($147,062)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,190,608,118	$2,190,608,118	$-	$-
	Short-Term Investment	36,981,049	-	36,981,049	-

	Total Assets	2,227,589,167	2,190,608,118	36,981,049	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(147,062)	(147,062)	-	-

	Total Liabilities	(147,062)	(147,062)	-	-

	Total	$2,227,442,105	$2,190,461,056	$36,981,049	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Communications - 19.4%

Alphabet Inc ‘C’ *	10,320	$8,021,633
Amazon.com Inc *	10,207	8,546,423
Ctrip.com International Ltd ADR * (China)	36,208	1,686,206
Facebook Inc ‘A’ *	31,269	4,010,875
The Priceline Group Inc *	1,532	2,254,323
The Trade Desk Inc ‘A’ *	37,147	1,085,064
Time Warner Inc	31,514	2,508,829

		28,113,353

Consumer, Cyclical - 11.2%

Costco Wholesale Corp	19,472	2,969,675
Gildan Activewear Inc (NYSE) (Canada)	62,056	1,734,465
Lowe’s Cos Inc	38,336	2,768,243
NIKE Inc ‘B’	99,900	5,259,735
Starbucks Corp	44,053	2,385,029
Tesla Motors Inc *	5,334	1,088,296

		16,205,443

Consumer, Non-Cyclical - 26.8%

Boston Scientific Corp *	167,313	3,982,049
Celgene Corp *	50,097	5,236,639
CoStar Group Inc *	17,300	3,745,969
DBV Technologies SA ADR * (France)	25,811	937,714
DexCom Inc *	17,712	1,552,634
Nielsen Holdings PLC	46,363	2,483,666
Quintiles Transnational Holdings Inc *	38,078	3,086,603
Regeneron Pharmaceuticals Inc *	5,144	2,067,991
S&P Global Inc	23,223	2,939,103
Teleflex Inc	9,750	1,638,488
WEX Inc *	28,494	3,079,916
Zoetis Inc	155,114	8,067,479

		38,818,251

Financial - 13.0%

Crown Castle International Corp REIT	38,566	3,633,303
Intercontinental Exchange Inc	17,161	4,622,487
Mastercard Inc ‘A’	64,144	6,527,935
TD Ameritrade Holding Corp	113,485	3,999,211

		18,782,936

Industrial - 9.0%

General Electric Co	238,409	7,061,675
Sealed Air Corp	52,398	2,400,876
Vulcan Materials Co	32,190	3,660,969

		13,123,520

	Shares	Value
Technology - 17.9%

Activision Blizzard Inc	84,734	$3,753,716
Adobe Systems Inc *	43,471	4,718,342
Apple Inc	33,303	3,764,904
athenahealth Inc *	10,522	1,327,035
Atlassian Corp PLC ‘A’ * (Australia)	6,664	199,720
NXP Semiconductors NV * (Netherlands)	25,455	2,596,665
salesforce.com Inc *	63,187	4,507,129
SPS Commerce Inc *	38,581	2,832,231
Workday Inc ‘A’ *	25,321	2,321,682

		26,021,424

Total Common Stocks (Cost $115,259,368)		141,064,927

	Principal Amount

SHORT-TERM INVESTMENTS - 3.4%

Commercial Paper - 3.4%

BNP Paribas (France) 0.270% due 10/03/16	$5,000,000	4,999,850

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $22,110; collateralized by U.S. Treasury Notes: 3.125% due 05/15/19 and value $26,789)	22,110	22,110

Total Short-Term Investments (Cost $5,022,035)		5,021,960

TOTAL INVESTMENTS - 100.7% (Cost $120,281,403)		146,086,887

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(1,030,586)

NET ASSETS - 100.0%		$145,056,301

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$141,064,927	$141,064,927	$-	$-
	Short-Term Investments	5,021,960	-	5,021,960	-

	Total	$146,086,887	$141,064,927	$5,021,960	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 2.1%

Monsanto Co	69,045	$7,056,399
The Sherwin-Williams Co	49,797	13,776,838

		20,833,237

Communications - 20.2%

Alphabet Inc ‘A’ *	48,599	39,076,512
Alphabet Inc ‘C’ *	35,763	27,798,222
Amazon.com Inc *	57,815	48,409,078
Comcast Corp ‘A’	239,453	15,885,312
Facebook Inc ‘A’ *	380,761	48,840,213
Netflix Inc *	97,277	9,586,648
The Priceline Group Inc *	10,824	15,927,408

		205,523,393

Consumer, Cyclical - 10.4%

AutoZone Inc *	11,752	9,029,532
Costco Wholesale Corp	69,323	10,572,451
CVS Health Corp	22,537	2,005,568
Dollar Tree Inc *	179,738	14,186,720
LKQ Corp *	160,353	5,686,117
lululemon athletica Inc *	38,303	2,335,717
Marriott International Inc ‘A’	84,207	5,669,657
NIKE Inc ‘B’	205,524	10,820,838
Ross Stores Inc	268,825	17,285,447
Starbucks Corp	187,790	10,166,951
The TJX Cos Inc	168,574	12,605,964
Tractor Supply Co	65,797	4,431,428
VF Corp	18,218	1,021,119

		105,817,509

Consumer, Non-Cyclical - 28.1%

Abbott Laboratories	218,757	9,251,233
Alexion Pharmaceuticals Inc *	46,227	5,664,657
Allergan PLC *	37,115	8,547,956
Aramark	374,716	14,250,449
BioMarin Pharmaceutical Inc *	35,821	3,314,159
Bristol-Myers Squibb Co	177,952	9,595,172
Celgene Corp *	139,725	14,605,454
Colgate-Palmolive Co	126,869	9,406,068
Constellation Brands Inc ‘A’	98,079	16,329,173
CR Bard Inc	33,052	7,412,903
Danaher Corp	250,405	19,629,248
Danone SA (France)	71,272	5,292,146
Ecolab Inc	35,560	4,328,363
Edwards Lifesciences Corp *	40,931	4,934,641
Eli Lilly & Co	109,664	8,801,633
Equifax Inc	73,895	9,944,789
FleetCor Technologies Inc *	74,262	12,901,537
McKesson Corp	41,373	6,898,948
Mead Johnson Nutrition Co	42,742	3,377,045
Medtronic PLC	202,794	17,521,402
Mondelez International Inc ‘A’	114,426	5,023,301
Monster Beverage Corp *	43,515	6,388,437
Pernod Ricard SA (France)	23,227	2,750,869
Regeneron Pharmaceuticals Inc *	14,122	5,677,326
Reynolds American Inc	111,238	5,244,872
Sabre Corp	159,025	4,481,324
Stryker Corp	60,455	7,037,567
The Cooper Cos Inc	22,825	4,091,609
The Estee Lauder Cos Inc ‘A’	100,420	8,893,195
Thermo Fisher Scientific Inc	154,839	24,628,691
Verisk Analytics Inc *	98,410	7,998,765
VWR Corp *	100,810	2,858,972
Zoetis Inc	159,907	8,316,763

		285,398,667

	Shares	Value
Energy - 1.2%

Concho Resources Inc *	34,876	$4,790,219
Pioneer Natural Resources Co	37,883	7,032,979

		11,823,198

Financial - 12.7%

American Tower Corp REIT	238,828	27,066,377
Aon PLC	58,918	6,627,686
Intercontinental Exchange Inc	64,961	17,497,895
Mastercard Inc ‘A’	255,862	26,039,076
The Blackstone Group LP	34,619	883,823
The Charles Schwab Corp	352,957	11,142,852
Visa Inc ‘A’	476,228	39,384,056

		128,641,765

Industrial - 7.1%

AMETEK Inc	104,589	4,997,263
Amphenol Corp ‘A’	101,776	6,607,298
Canadian Pacific Railway Ltd (NYSE) (Canada)	57,828	8,830,336
Flowserve Corp	103,517	4,993,660
Fortive Corp	104,567	5,322,460
Honeywell International Inc	55,221	6,438,216
Roper Technologies Inc	55,579	10,141,500
Union Pacific Corp	92,480	9,019,574
Vulcan Materials Co	110,779	12,598,896
Xylem Inc	64,726	3,394,879

		72,344,082

Technology - 17.5%

Activision Blizzard Inc	227,657	10,085,205
Adobe Systems Inc *	252,446	27,400,489
Akamai Technologies Inc *	18,356	972,685
Apple Inc	148,006	16,732,078
Broadcom Ltd (Singapore)	90,156	15,553,713
Cognizant Technology Solutions Corp ‘A’ *	191,303	9,127,066
Electronic Arts Inc *	164,068	14,011,407
Fidelity National Information Services Inc	84,219	6,487,390
Fiserv Inc *	145,022	14,425,338
Intuit Inc	106,525	11,718,815
Microsoft Corp	470,401	27,095,098
NVIDIA Corp	119,585	8,193,964
salesforce.com Inc *	216,186	15,420,547

		177,223,795

Total Common Stocks (Cost $808,223,185)		1,007,605,646

	Principal Amount

SHORT-TERM INVESTMENTS - 0.5%

Repurchase Agreement - 0.4%

State Street Bank & Trust Co 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $4,300,662; collateralized by U.S. Treasury Notes: 3.125% due 05/15/19 and value $4,388,050)	$4,300,651	4,300,651

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issue - 0.1%

Federal Home Loan Bank 0.101% due 10/03/16	$898,000	$898,000

Total Short-Term Investments (Cost $5,198,646)		5,198,651

TOTAL INVESTMENTS - 99.8% (Cost $813,421,831)		1,012,804,297

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,167,951

NET ASSETS - 100.0%		$1,014,972,248

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,833,237	$20,833,237	$-	$-
	Communications	205,523,393	205,523,393	-	-
	Consumer, Cyclical	105,817,509	105,817,509	-	-
	Consumer, Non-Cyclical	285,398,667	277,355,652	8,043,015	-
	Energy	11,823,198	11,823,198	-	-
	Financial	128,641,765	128,641,765	-	-
	Industrial	72,344,082	72,344,082	-	-
	Technology	177,223,795	177,223,795	-	-

	Total Common Stocks	1,007,605,646	999,562,631	8,043,015	-

	Short-Term Investments	5,198,651	-	5,198,651	-

	Total	$1,012,804,297	$999,562,631	$13,241,666	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Basic Materials - 1.3%

The Sherwin-Williams Co	45,908	$12,700,907

Communications - 30.1%

Alphabet Inc ‘A’ *	96,712	77,762,251
Amazon.com Inc *	87,964	73,653,137
Facebook Inc ‘A’ *	410,449	52,648,293
Liberty Global PLC ‘A’ * (United Kingdom)	228,204	7,800,013
Netflix Inc *	253,010	24,934,136
Tencent Holdings Ltd (China)	1,102,400	30,648,940
The Priceline Group Inc *	17,167	25,261,069
TripAdvisor Inc *	110,402	6,975,198

		299,683,037

Consumer, Cyclical - 7.5%

Chipotle Mexican Grill Inc *	23,960	10,147,060
Costco Wholesale Corp	66,782	10,184,923
Domino’s Pizza Inc	57,255	8,694,172
NIKE Inc ‘B’	324,962	17,109,249
Starbucks Corp	95,576	5,174,485
The Home Depot Inc	179,033	23,037,966

		74,347,855

Consumer, Non-Cyclical - 30.2%

Alexion Pharmaceuticals Inc *	264,091	32,361,711
Anheuser-Busch InBev SA/NV ADR (Belgium)	194,712	25,587,104
AstraZeneca PLC ADR (United Kingdom)	339,470	11,154,984
Becton Dickinson & Co	97,662	17,552,791
Biogen Inc *	32,500	10,173,475
Boston Scientific Corp *	563,834	13,419,249
Constellation Brands Inc ‘A’	147,099	24,490,512
Ecolab Inc	65,965	8,029,260
FleetCor Technologies Inc *	134,966	23,447,643
Global Payments Inc	204,530	15,699,723
Illumina Inc *	125,322	22,765,995
Intuitive Surgical Inc *	4,368	3,166,057
Mead Johnson Nutrition Co	66,860	5,282,609
Regeneron Pharmaceuticals Inc *	66,906	26,897,550
UnitedHealth Group Inc	294,374	41,212,360
Vantiv Inc ‘A’ *	155,559	8,753,305
Vertex Pharmaceuticals Inc *	115,074	10,035,604

		300,029,932

Energy - 3.9%

Concho Resources Inc *	116,911	16,057,726
EOG Resources Inc	100,336	9,703,495
Pioneer Natural Resources Co	71,605	13,293,468

		39,054,689

Financial - 7.9%

Berkshire Hathaway Inc ‘B’ *	152,464	22,026,474
Crown Castle International Corp REIT	93,547	8,813,063
Visa Inc ‘A’	574,246	47,490,144

		78,329,681

Industrial - 6.2%

Acuity Brands Inc	44,209	11,697,701
Norfolk Southern Corp	158,859	15,418,855
Roper Technologies Inc	59,835	10,918,092
SBA Communications Corp ‘A’ *	130,792	14,669,631
TransDigm Group Inc *	31,226	9,028,061

		61,732,340

	Shares	Value
Technology - 11.5%

Activision Blizzard Inc	540,807	$23,957,750
Apple Inc	82,286	9,302,432
ASML Holding NV (Netherlands)	97,844	10,721,746
Broadcom Ltd (Singapore)	74,995	12,938,137
Fiserv Inc *	72,645	7,225,998
Microsoft Corp	601,401	34,640,698
salesforce.com Inc *	215,475	15,369,832

		114,156,593

Total Common Stocks (Cost $807,800,267)		980,035,034

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $12,839,392; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $13,099,463)	$12,839,360	12,839,360

Total Short-Term Investment (Cost $12,839,360)		12,839,360

TOTAL INVESTMENTS - 99.9% (Cost $820,639,627)		992,874,394

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,286,505

NET ASSETS - 100.0%		$994,160,899

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$12,700,907	$12,700,907	$-	$-
	Communications	299,683,037	269,034,097	30,648,940	-
	Consumer, Cyclical	74,347,855	74,347,855	-	-
	Consumer, Non-Cyclical	300,029,932	300,029,932	-	-
	Energy	39,054,689	39,054,689	-	-
	Financial	78,329,681	78,329,681	-	-
	Industrial	61,732,340	61,732,340	-	-
	Technology	114,156,593	114,156,593	-	-

	Total Common Stocks	980,035,034	949,386,094	30,648,940	-

	Short-Term Investment	12,839,360	-	12,839,360	-

	Total	$992,874,394	$949,386,094	$43,488,300	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 2.1%

Air Products & Chemicals Inc	128,587	$19,331,770
Freeport-McMoRan Inc	2,070,435	22,484,924

		41,816,694

Communications - 12.9%

Charter Communications Inc ‘A’ *	144,609	39,040,092
DISH Network Corp ‘A’ *	1,103,739	60,462,822
Motorola Solutions Inc	448,356	34,200,596
SES SA ‘A’ FDR (Luxembourg)	1,033,794	25,384,654
Time Warner Inc	739,847	58,899,220
Twenty-First Century Fox Inc ‘B’	1,529,562	37,841,364

		255,828,748

Consumer, Cyclical - 6.2%

CVS Health Corp	716,685	63,777,798
Target Corp	438,031	30,083,969
The Home Depot Inc	227,674	29,297,090

		123,158,857

Consumer, Non-Cyclical - 19.0%

AmerisourceBergen Corp	312,374	25,233,572
Amgen Inc	241,629	40,306,133
Anheuser-Busch InBev SA/NV ADR (Belgium)	161,251	21,189,994
Anthem Inc	291,450	36,521,600
Johnson & Johnson	328,471	38,802,279
Kimberly-Clark Corp	180,216	22,732,446
Merck & Co Inc	859,293	53,628,476
Novartis AG ADR (Switzerland)	231,216	18,256,815
Philip Morris International Inc	443,557	43,122,612
Reynolds American Inc	602,425	28,404,339
Teva Pharmaceutical Industries Ltd ADR (Israel)	611,834	28,150,482
UnitedHealth Group Inc	156,409	21,897,260

		378,246,008

Energy - 12.4%

Chevron Corp	385,718	39,698,096
Exxon Mobil Corp	502,757	43,880,631
Halliburton Co	1,074,117	48,206,371
National Oilwell Varco Inc	679,251	24,955,682
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	484,095	24,238,637
Schlumberger Ltd	437,591	34,412,156
Suncor Energy Inc (NYSE) (Canada)	1,154,522	32,072,621

		247,464,194

Financial - 23.7%

American Express Co	578,503	37,047,332
American Tower Corp REIT	263,840	29,900,987
Capital One Financial Corp	295,754	21,244,010
Citigroup Inc	632,521	29,873,967
JPMorgan Chase & Co	1,011,326	67,344,198
Marsh & McLennan Cos Inc	525,288	35,325,618
MetLife Inc	456,596	20,286,560
State Street Corp	469,007	32,656,958
Synchrony Financial	725,907	20,325,396
The Bank of New York Mellon Corp	560,609	22,357,087
The Progressive Corp	426,248	13,426,812
The Travelers Cos Inc	296,592	33,974,614
US Bancorp	1,164,856	49,960,674
Wells Fargo & Co	1,300,858	57,601,992

		471,326,205

	Shares	Value
Industrial - 14.5%

Crown Holdings Inc *	668,582	$38,169,347
General Electric Co	1,606,542	47,585,774
Honeywell International Inc	482,104	56,208,505
Illinois Tool Works Inc	404,511	48,476,598
Martin Marietta Materials Inc	167,899	30,072,390
TE Connectivity Ltd (Switzerland)	544,760	35,071,649
United Technologies Corp	316,777	32,184,543

		287,768,806

Technology - 5.4%

Dell Technologies Inc ‘V’ *	132,079	6,313,376
International Business Machines Corp	97,701	15,519,804
Microsoft Corp	631,605	36,380,448
Nuance Communications Inc *	1,538,831	22,313,049
Xerox Corp	2,605,327	26,391,963

		106,918,640

Utilities - 1.6%

Sempra Energy	302,024	32,373,953

Total Common Stocks (Cost $1,502,253,490)		1,944,902,105

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $41,682,533; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $42,517,950)	$41,682,429	41,682,429

Total Short-Term Investment (Cost $41,682,429)		41,682,429

TOTAL INVESTMENTS - 99.9% (Cost $1,543,935,919)		1,986,584,534

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,517,178

NET ASSETS - 100.0%		$1,989,101,712

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$41,816,694	$41,816,694	$-	$-
	Communications	255,828,748	230,444,094	25,384,654	-
	Consumer, Cyclical	123,158,857	123,158,857	-	-
	Consumer, Non-Cyclical	378,246,008	378,246,008	-	-
	Energy	247,464,194	247,464,194	-	-
	Financial	471,326,205	471,326,205	-	-
	Industrial	287,768,806	287,768,806	-	-
	Technology	106,918,640	106,918,640	-	-
	Utilities	32,373,953	32,373,953	-	-

	Total Common Stocks	1,944,902,105	1,919,517,451	25,384,654	-

	Short-Term Investment	41,682,429	-	41,682,429	-

	Total	$1,986,584,534	$1,919,517,451	$67,067,083	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 129.0%

Basic Materials - 2.8%

Eastman Chemical Co	134,424	$9,097,816
EI du Pont de Nemours & Co †	121,146	8,113,147
The Dow Chemical Co †	41,460	2,148,872
The Mosaic Co †	68,320	1,671,107
United States Steel Corp †	59,567	1,123,434

		22,154,376

Communications - 16.0%

Alphabet Inc ‘A’ *	25,894	20,820,330
Alphabet Inc ‘C’ *	23,716	18,434,210
Amazon.com Inc * †	17,324	14,505,558
AT&T Inc †	107,970	4,384,662
CBS Corp ‘B’ †	24,180	1,323,613
Charter Communications Inc ‘A’ *	19,562	5,281,153
Cisco Systems Inc	35,240	1,117,813
Comcast Corp ‘A’	165,109	10,953,331
DISH Network Corp ‘A’ * †	112,620	6,169,324
Facebook Inc ‘A’ * †	103,490	13,274,662
Sirius XM Holdings Inc * †	208,990	871,488
T-Mobile US Inc * †	87,135	4,070,947
The Walt Disney Co	17,050	1,583,263
Time Warner Inc	173,740	13,831,441
Twenty-First Century Fox Inc ‘A’ †	209,200	5,066,824
Twenty-First Century Fox Inc ‘B’	90,270	2,233,280
Verizon Communications Inc	40,370	2,098,433

		126,020,332

Consumer, Cyclical - 15.0%

Best Buy Co Inc †	71,786	2,740,789
BorgWarner Inc	21,812	767,346
Carter’s Inc	1,450	125,730
Delphi Automotive PLC † (United Kingdom)	87,099	6,211,901
Delta Air Lines Inc	255,122	10,041,602
Dollar General Corp †	28,790	2,015,012
DR Horton Inc	211,995	6,402,249
Ford Motor Co	58,650	707,906
General Motors Co †	567,405	18,026,457
Harman International Industries Inc	31,145	2,630,195
Lowe’s Cos Inc	203,644	14,705,133
O’Reilly Automotive Inc *	6,763	1,894,384
PACCAR Inc †	72,198	4,243,798
PulteGroup Inc	12,750	255,510
Royal Caribbean Cruises Ltd †	99,525	7,459,399
Southwest Airlines Co	43,330	1,685,104
Starbucks Corp †	75,793	4,103,433
The Home Depot Inc †	64,640	8,317,875
The TJX Cos Inc	159,718	11,943,712
Toll Brothers Inc * †	56,070	1,674,250
United Continental Holdings Inc *	156,867	8,230,812
Walgreens Boots Alliance Inc †	24,170	1,948,585
Yum! Brands Inc	15,004	1,362,513

		117,493,695

Consumer, Non-Cyclical - 25.8%

Abbott Laboratories †	119,697	5,061,986
Aetna Inc †	39,910	4,607,609
Alexion Pharmaceuticals Inc * †	37,146	4,551,871
Allergan PLC * †	48,048	11,065,935
Altria Group Inc	48,920	3,093,212
Becton Dickinson & Co †	9,470	1,702,043
Biogen Inc *	30,096	9,420,951
BioMarin Pharmaceutical Inc * †	16,620	1,537,682
Boston Scientific Corp * †	215,564	5,130,423
Bristol-Myers Squibb Co †	143,318	7,727,707
Celgene Corp * †	40,236	4,205,869
Constellation Brands Inc ‘A’	17,440	2,903,586

	Shares	Value
Eli Lilly & Co	126,299	$10,136,758
Gilead Sciences Inc †	92,960	7,354,995
Humana Inc	19,421	3,435,381
Illumina Inc * †	13,160	2,390,646
Johnson & Johnson	20,260	2,393,314
Kimberly-Clark Corp	49,461	6,239,010
McKesson Corp †	16,755	2,793,896
Merck & Co Inc	61,650	3,847,576
Molson Coors Brewing Co ‘B’ †	65,635	7,206,723
Mondelez International Inc ‘A’	203,807	8,947,127
Mylan NV *	5,010	190,981
PayPal Holdings Inc *	19,960	817,761
PepsiCo Inc	177,314	19,286,444
Pfizer Inc	689,264	23,345,372
Philip Morris International Inc	25,090	2,439,250
Reynolds American Inc	10,500	495,075
The Kroger Co †	142,415	4,226,877
The Procter & Gamble Co †	34,460	3,092,785
Thermo Fisher Scientific Inc †	1,860	295,852
UnitedHealth Group Inc	177,944	24,912,160
Vantiv Inc ‘A’ *	29,580	1,664,467
Vertex Pharmaceuticals Inc * †	41,192	3,592,354
WEX Inc * †	21,701	2,345,661

		202,459,339

Energy - 10.5%

Concho Resources Inc * †	25,190	3,459,847
Diamondback Energy Inc * †	71,762	6,927,904
EOG Resources Inc †	144,093	13,935,234
EQT Corp	104,974	7,623,212
Exxon Mobil Corp †	34,740	3,032,107
Marathon Petroleum Corp	10,160	412,394
Occidental Petroleum Corp †	187,586	13,678,771
Pioneer Natural Resources Co †	66,330	12,314,165
Schlumberger Ltd †	134,624	10,586,831
Tesoro Corp †	2,780	221,177
TransCanada Corp (NYSE) (Canada)	168,247	8,001,827
Valero Energy Corp	48,570	2,574,210

		82,767,679

Financial - 24.3%

Alliance Data Systems Corp * †	1,450	311,069
Ally Financial Inc †	43,490	846,750
American Express Co †	16,040	1,027,202
American International Group Inc	27,280	1,618,795
Ameriprise Financial Inc †	3,730	372,142
Arthur J Gallagher & Co †	83,240	4,234,419
AvalonBay Communities Inc REIT †	39,900	7,095,816
Bank of America Corp †	119,870	1,875,965
Berkshire Hathaway Inc ‘B’ *	11,370	1,642,624
BlackRock Inc †	8,510	3,084,535
Brixmor Property Group Inc REIT	39,430	1,095,760
Capital One Financial Corp †	114,930	8,255,422
Chubb Ltd †	131,174	16,482,013
Citigroup Inc †	340,494	16,081,532
Discover Financial Services †	106,380	6,015,789
East West Bancorp Inc	45,030	1,653,051
Equity One Inc REIT	8,270	253,145
Everest Re Group Ltd †	21,780	4,137,547
HCP Inc REIT †	35,546	1,348,971
Intercontinental Exchange Inc	34,560	9,309,082
KeyCorp	335,170	4,079,019
Kimco Realty Corp REIT †	107,312	3,106,682
LaSalle Hotel Properties REIT †	32,350	772,195
Marsh & McLennan Cos Inc †	80,310	5,400,847
Mastercard Inc ‘A’	49,660	5,053,898
MetLife Inc †	177,179	7,872,063
Morgan Stanley †	309,173	9,912,086
Northern Trust Corp	2,270	154,337
Omega Healthcare Investors Inc REIT †	44,670	1,583,551

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Principal Financial Group Inc †	22,330	$1,150,218
Prudential Financial Inc †	14,920	1,218,218
Regency Centers Corp REIT	13,630	1,056,189
Regions Financial Corp †	170,426	1,682,105
Simon Property Group Inc REIT	15,040	3,113,430
SL Green Realty Corp REIT †	7,758	838,640
State Street Corp †	3,130	217,942
STORE Capital Corp REIT	21,720	640,088
Synchrony Financial	35,520	994,560
The Bank of New York Mellon Corp	26,880	1,071,974
The Charles Schwab Corp †	147,444	4,654,807
The Goldman Sachs Group Inc	57,561	9,282,862
The Hartford Financial Services Group Inc	93,682	4,011,463
Visa Inc ‘A’ †	161,990	13,396,573
Voya Financial Inc †	9,780	281,860
Wells Fargo & Co	429,364	19,012,238
XL Group Ltd † (Ireland)	56,635	1,904,635
Zions Bancorp †	47,190	1,463,834

		190,667,943

Industrial - 13.3%

Agilent Technologies Inc	39,433	1,856,900
Allegion PLC †	51,540	3,551,621
Canadian Pacific Railway Ltd (NYSE) (Canada)	10,740	1,639,998
Crown Holdings Inc *	87,659	5,004,452
Eaton Corp PLC †	28,470	1,870,764
General Dynamics Corp †	37,060	5,750,230
General Electric Co †	451,886	13,384,863
Honeywell International Inc †	208,705	24,332,916
Johnson Controls International PLC †	19,073	887,467
L-3 Communications Holdings Inc	6,300	949,599
Lennox International Inc †	7,600	1,193,428
Masco Corp †	73,598	2,525,147
Northrop Grumman Corp	25,959	5,553,928
Parker-Hannifin Corp	4,610	578,693
Sealed Air Corp †	10,723	491,328
Snap-on Inc	41,040	6,236,439
Stanley Black & Decker Inc	103,201	12,691,659
TE Connectivity Ltd † (Switzerland)	92,764	5,972,146
Union Pacific Corp †	48,150	4,696,070
Vulcan Materials Co †	21,970	2,498,648
WestRock Co †	57,602	2,792,545

		104,458,841

Technology - 17.6%

Accenture PLC ‘A’ †	88,120	10,765,620
Adobe Systems Inc * †	75,480	8,192,599
Analog Devices Inc †	87,040	5,609,728
Apple Inc †	168,981	19,103,302
Applied Materials Inc †	8,280	249,642
Broadcom Ltd † (Singapore)	126,719	21,861,562
Fidelity National Information Services Inc †	120,992	9,320,014
First Data Corp ‘A’ * †	65,448	861,296
Hewlett Packard Enterprise Co	24,942	567,430
HP Inc	305,054	4,737,489
Jack Henry & Associates Inc	7,300	624,515
Lam Research Corp †	94,988	8,996,313
Microsoft Corp	430,283	24,784,301
NXP Semiconductors NV * † (Netherlands)	81,838	8,348,294
QUALCOMM Inc †	34,450	2,359,825
Skyworks Solutions Inc †	33,050	2,516,427
Texas Instruments Inc	109,450	7,681,201
Western Digital Corp †	14,663	857,346
Workday Inc ‘A’ * †	13,204	1,210,675

		138,647,579

Utilities - 3.7%

CMS Energy Corp †	79,650	3,346,096
Edison International	59,260	4,281,535

	Shares	Value
Exelon Corp †	63,059	$2,099,234
NextEra Energy Inc †	95,306	11,657,830
PG&E Corp	46,710	2,857,251
Public Service Enterprise Group Inc †	79,290	3,319,872
WEC Energy Group Inc †	8,136	487,184
Xcel Energy Inc †	28,790	1,184,421

		29,233,423

Total Common Stocks (Cost $947,683,497)		1,013,903,207

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $8,475,316; collateralized by U.S. Treasury Inflation Protected Securities: 0.125% due 04/15/20 and value $8,654,352)	$8,475,295	8,475,295

Total Short-Term Investment (Cost $8,475,295)		8,475,295

TOTAL INVESTMENTS - 130.1% (Cost $956,158,792)		1,022,378,502

TOTAL SECURITIES SOLD SHORT - (29.9%)
(See Securities Sold Short)
(Proceeds $220,738,017)		(234,756,534)

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,489,740)

NET ASSETS - 100.0%		$786,132,228

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (29.9%)

Basic Materials - (1.0%)

Air Products & Chemicals Inc	8,135	($1,223,016)
Alcoa Inc	144,844	(1,468,718)
Freeport-McMoRan Inc	54,900	(596,214)
LyondellBasell Industries NV ‘A’	45,006	(3,630,184)
Nucor Corp	4,550	(224,998)
Praxair Inc	7,651	(924,470)

		(8,067,600)

Communications - (1.8%)

Cisco Systems Inc	86,604	(2,747,079)
Discovery Communications Inc ‘A’	31,791	(855,814)
eBay Inc	16,580	(545,482)
Juniper Networks Inc	52,400	(1,260,744)
Netflix Inc	7,980	(786,429)
Omnicom Group Inc	41,655	(3,540,675)
Scripps Networks Interactive Inc ‘A’	18,644	(1,183,707)
Splunk Inc	6,627	(388,872)
Sprint Corp	95,932	(636,029)
The Interpublic Group of Cos Inc	70,359	(1,572,524)
Verizon Communications Inc	14,900	(774,502)

		(14,291,857)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Consumer, Cyclical - (4.6%)

American Airlines Group Inc	56,890	($2,082,743)
Autoliv Inc (Sweden)	11,816	(1,261,949)
AutoZone Inc	1,290	(991,159)
Bed Bath & Beyond Inc	58,950	(2,541,334)
Chipotle Mexican Grill Inc	1,200	(508,200)
CVS Health Corp	28,586	(2,543,868)
Darden Restaurants Inc	17,120	(1,049,798)
Fastenal Co	31,406	(1,312,143)
Foot Locker Inc	7,736	(523,882)
Ford Motor Co	73,144	(882,848)
Hasbro Inc	14,834	(1,176,781)
Hilton Worldwide Holdings Inc	16,190	(371,237)
Kohl’s Corp	37,290	(1,631,437)
Lear Corp	21,476	(2,603,321)
Lennar Corp ‘A’	20,103	(851,161)
lululemon athletica Inc	12,817	(781,581)
Marriott International Inc ‘A’	34,444	(2,319,115)
Mattel Inc	16,060	(486,297)
McDonald’s Corp	12,327	(1,422,043)
Nordstrom Inc	9,420	(488,710)
Ralph Lauren Corp	3,337	(337,504)
Target Corp	29,740	(2,042,543)
Under Armour Inc ‘A’	54,056	(2,090,886)
Under Armour Inc ‘C’	30,981	(1,049,017)
VF Corp	14,021	(785,877)
Wal-Mart Stores Inc	15,696	(1,131,995)
WW Grainger Inc	11,806	(2,654,461)

		(35,921,890)

Consumer, Non-Cyclical - (5.4%)

AbbVie Inc	28,974	(1,827,390)
Alkermes PLC	8,730	(410,572)
AmerisourceBergen Corp	12,420	(1,003,288)
Amgen Inc	9,910	(1,653,087)
Avery Dennison Corp	3,279	(255,073)
Baxter International Inc	62,089	(2,955,436)
Campbell Soup Co	4,110	(224,817)
Cardinal Health Inc	20,768	(1,613,674)
Church & Dwight Co Inc	80,600	(3,862,352)
Colgate-Palmolive Co	20,545	(1,523,206)
CR Bard Inc	16,100	(3,610,908)
Ecolab Inc	7,652	(931,401)
Express Scripts Holding Co	16,324	(1,151,332)
FleetCor Technologies Inc	3,160	(548,987)
General Mills Inc	27,960	(1,786,085)
Johnson & Johnson	15,740	(1,859,366)
Kellogg Co	10,242	(793,448)
Medtronic PLC	25,096	(2,168,294)
Shire PLC ADR	399	(77,350)
Sysco Corp	48,197	(2,362,135)
The Clorox Co	44,623	(5,585,907)
The Kraft Heinz Co	4,080	(365,201)
Varian Medical Systems Inc	18,009	(1,792,436)
Whole Foods Market Inc	114,359	(3,242,078)
Zimmer Biomet Holdings Inc	2,970	(386,159)

		(41,989,982)

Energy - (3.0%)

Anadarko Petroleum Corp	9,240	(585,446)
Cimarex Energy Co	8,470	(1,138,114)
Devon Energy Corp	7,911	(348,954)
Enbridge Inc (NYSE) (Canada)	128,660	(5,690,632)
Exxon Mobil Corp	58,235	(5,082,751)
Helmerich & Payne Inc	30,259	(2,036,431)
Hess Corp	10,990	(589,284)
Marathon Oil Corp	109,373	(1,729,187)
Murphy Oil Corp	37,470	(1,139,088)
National Oilwell Varco Inc	33,517	(1,231,414)

	Shares	Value
Noble Energy Inc	7,000	($250,180)
ONEOK Inc	9,813	(504,290)
Southwestern Energy Co	4,100	(56,744)
Spectra Energy Corp	69,356	(2,964,969)

		(23,347,484)

Financial - (6.3%)

Aflac Inc	19,340	(1,389,966)
Air Lease Corp	11,472	(327,870)
American Express Co	4,110	(263,204)
Aon PLC	12,470	(1,402,750)
Associated Banc-Corp	46,230	(905,646)
CME Group Inc	10,812	(1,130,070)
Commerce Bancshares Inc	17,108	(842,740)
Crown Castle International Corp REIT	12,735	(1,199,764)
Cullen/Frost Bankers Inc	3,670	(264,020)
Digital Realty Trust Inc REIT	13,694	(1,329,961)
Equity Residential REIT	10,590	(681,255)
Federal Realty Investment Trust REIT	10,308	(1,586,710)
Federated Investors Inc ‘B’	19,894	(589,459)
Fifth Third Bancorp	30,770	(629,554)
First Horizon National Corp	121,773	(1,854,603)
Franklin Resources Inc	33,350	(1,186,260)
General Growth Properties Inc REIT	16,245	(448,362)
Healthcare Realty Trust Inc REIT	24,332	(828,748)
Healthcare Trust of America Inc ‘A’ REIT	33,483	(1,092,215)
Host Hotels & Resorts Inc REIT	58,034	(903,589)
Lincoln National Corp	17,450	(819,801)
M&T Bank Corp	8,367	(971,409)
Medical Properties Trust Inc REIT	15,950	(235,581)
People’s United Financial Inc	122,081	(1,931,321)
Prudential Financial Inc	3,300	(269,445)
Realty Income Corp REIT	4,276	(286,193)
RenaissanceRe Holdings Ltd (Bermuda)	8,667	(1,041,427)
SunTrust Banks Inc	18,826	(824,579)
T Rowe Price Group Inc	21,450	(1,426,425)
The Allstate Corp	18,951	(1,311,030)
The PNC Financial Services Group Inc	21,731	(1,957,746)
The Progressive Corp	53,129	(1,673,564)
The Travelers Cos Inc	15,986	(1,831,196)
Torchmark Corp	17,481	(1,116,861)
UDR Inc REIT	41,137	(1,480,521)
US Bancorp	86,411	(3,706,168)
Ventas Inc REIT	73,127	(5,164,960)
Welltower Inc REIT	29,950	(2,239,362)
Willis Towers Watson PLC	5,119	(679,650)
WR Berkley Corp	23,650	(1,366,024)

		(49,190,009)

Industrial - (3.6%)

3M Co	14,853	(2,617,544)
Acuity Brands Inc	4,460	(1,180,116)
AGCO Corp	19,562	(964,798)
Amphenol Corp ‘A’	12,790	(830,327)
AptarGroup Inc	11,080	(857,703)
Ball Corp	7,020	(575,289)
CH Robinson Worldwide Inc	15,056	(1,060,846)
Donaldson Co Inc	55,481	(2,071,106)
Emerson Electric Co	40,128	(2,187,377)
FedEx Corp	3,185	(556,356)
Hubbell Inc	3,620	(390,019)
Lockheed Martin Corp	19,609	(4,700,669)
Rockwell Automation Inc	6,200	(758,508)
Sonoco Products Co	17,924	(946,925)
The Boeing Co	44,825	(5,905,246)
United Technologies Corp	18,724	(1,902,358)
Waste Connections Inc (Canada)	3,475	(259,582)
Waste Management Inc	2,050	(130,708)
Waters Corp	3,801	(602,420)

		(28,497,897)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Technology - (2.5%)

athenahealth Inc	9,721	($1,226,012)
Cerner Corp	39,757	(2,454,995)
Citrix Systems Inc	3,420	(291,452)
Fiserv Inc	8,788	(874,142)
Leidos Holdings Inc	597	(25,838)
Linear Technology Corp	4,310	(255,540)
Maxim Integrated Products Inc	20,548	(820,482)
Microchip Technology Inc	58,493	(3,634,755)
Micron Technology Inc	38,210	(679,374)
NVIDIA Corp	14,185	(971,956)
Qorvo Inc	3,030	(168,892)
salesforce.com Inc	36,327	(2,591,205)
Seagate Technology PLC	53,703	(2,070,251)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	64,367	(1,968,987)
Xilinx Inc	34,817	(1,891,956)

		(19,925,837)

Utilities - (1.7%)

Ameren Corp	9,352	(459,931)
Aqua America Inc	39,365	(1,199,845)
Atmos Energy Corp	1,058	(78,789)
Consolidated Edison Inc	21,024	(1,583,107)
Dominion Resources Inc	29,731	(2,208,121)
DTE Energy Co	11,019	(1,032,150)
Duke Energy Corp	41,565	(3,326,863)
FirstEnergy Corp	34,338	(1,135,901)
NiSource Inc	16,160	(389,618)
OGE Energy Corp	17,090	(540,386)
The Southern Co	30,590	(1,569,267)

		(13,523,978)

Total Common Stocks (Proceeds $220,738,017)		(234,756,534)

TOTAL SECURITIES SOLD SHORT - (29.9%) (Proceeds $220,738,017)		($234,756,534)

Notes to Schedule of Investments

(a)	The Fund engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the Fund, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the Fund, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the Fund’s assets and (ii) borrowing securities sold short. As of September 30, 2016, the total value of securities out on loan was $203,952,160, and the cash collateral was $206,193,683 (See Note 6 in Supplemental Notes to Schedule of Investments).

(b)	As of September 30, 2016, the amount of $620,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/16)	27	$43,248

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long	$1,013,903,207	$1,013,903,207	$-	$-
	Short-Term Investment	8,475,295	-	8,475,295	-
	Derivatives:
	Equity Contracts
	Futures	43,248	43,248	-	-

	Total Assets	1,022,421,750	1,013,946,455	8,475,295	-

Liabilities	Common Stocks - Short	(234,756,534)	(234,756,534)	-	-

	Total Liabilities	(234,756,534)	(234,756,534)	-	-

	Total	$787,665,216	$779,189,921	$8,475,295	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 1.5%

EI du Pont de Nemours & Co	125,520	$8,406,074
PPG Industries Inc	106,050	10,961,328

		19,367,402

Communications - 14.0%

Alphabet Inc ‘C’ *	79,613	61,882,389
Amazon.com Inc *	15,560	13,028,544
Cisco Systems Inc	311,570	9,883,000
Comcast Corp ‘A’	658,600	43,691,524
Facebook Inc ‘A’ *	189,677	24,329,869
Verizon Communications Inc	515,672	26,804,630

		179,619,956

Consumer, Cyclical - 6.0%

AutoZone Inc *	18,931	14,545,445
CarMax Inc *	81,170	4,330,420
Delphi Automotive PLC (United Kingdom)	93,310	6,654,869
McDonald’s Corp	207,520	23,939,507
The Home Depot Inc	210,540	27,092,287

		76,562,528

Consumer, Non-Cyclical - 27.7%

Boston Scientific Corp *	647,550	15,411,690
Celgene Corp *	118,620	12,399,349
Express Scripts Holding Co *	373,066	26,312,345
Humana Inc	58,020	10,263,158
Johnson & Johnson	212,260	25,074,274
McKesson Corp	74,090	12,354,507
Merck & Co Inc	385,900	24,084,019
Mondelez International Inc ‘A’	847,910	37,223,249
Mylan NV *	203,330	7,750,940
Nielsen Holdings PLC	296,810	15,900,112
PayPal Holdings Inc *	434,800	17,813,756
PepsiCo Inc	328,460	35,726,594
Philip Morris International Inc	356,693	34,677,693
S&P Global Inc	106,011	13,416,752
Stryker Corp	78,090	9,090,457
The Kraft Heinz Co	339,890	30,423,554
UnitedHealth Group Inc	171,370	23,991,800
Valeant Pharmaceuticals International Inc (NYSE) *	171,400	4,207,870

		356,122,119

Energy - 6.5%

Chevron Corp	325,297	33,479,567
HollyFrontier Corp	248,098	6,078,401
Magellan Midstream Partners LP	207,525	14,680,319
Noble Energy Inc	319,629	11,423,540
Suncor Energy Inc (NYSE) (Canada)	625,710	17,382,224

		83,044,051

Financial - 17.7%

American Express Co	155,020	9,927,481
Berkshire Hathaway Inc ‘B’ *	246,310	35,584,406
Citigroup Inc	716,891	33,858,762
CME Group Inc ‘A’	297,160	31,059,163
Discover Financial Services	289,546	16,373,826
Marsh & McLennan Cos Inc	132,885	8,936,516
MetLife Inc	217,960	9,683,963
Mid-America Apartment Communities Inc REIT	101,550	9,544,684
Simon Property Group Inc REIT	53,320	11,037,773
SunTrust Banks Inc	325,450	14,254,710
The Bank of New York Mellon Corp	448,120	17,871,026
The Progressive Corp	479,530	15,105,195
US Bancorp	344,670	14,782,896

		228,020,401

	Shares	Value
Industrial - 12.4%

Agilent Technologies Inc	137,920	$6,494,653
Canadian National Railway Co (NYSE) (Canada)	173,095	11,320,413
Canadian Pacific Railway Ltd (NYSE) (Canada)	83,630	12,770,301
Deere & Co	168,720	14,400,252
General Electric Co	1,740,760	51,561,311
Johnson Controls International PLC	336,473	15,656,089
Lockheed Martin Corp	52,500	12,585,300
Republic Services Inc	108,600	5,478,870
United Technologies Corp	113,240	11,505,184
Vulcan Materials Co	78,515	8,929,511
Waste Connections Inc (Canada)	106,913	7,986,401

		158,688,285

Technology - 10.7%

Amdocs Ltd	366,745	21,216,198
Apple Inc	657,734	74,356,829
Applied Materials Inc	379,190	11,432,578
Cerner Corp *	158,770	9,804,048
Western Digital Corp	189,738	11,093,981
Xerox Corp	975,260	9,879,384

		137,783,018

Utilities - 2.8%

AmeriGas Partners LP	178,365	8,144,146
PG&E Corp	463,390	28,345,566

		36,489,712

Total Common Stocks (Cost $1,122,663,031)		1,275,697,472

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $13,667,958; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $13,942,950)	$13,667,924	13,667,924

Total Short-Term Investment (Cost $13,667,924)		13,667,924

TOTAL INVESTMENTS - 100.4% (Cost $1,136,330,955)		1,289,365,396

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(5,035,986)

NET ASSETS - 100.0%		$1,284,329,410

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,275,697,472	$1,275,697,472	$-	$-
	Short-Term Investment	13,667,924	-	13,667,924	-

	Total	$1,289,365,396	$1,275,697,472	$13,667,924	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 5.2%

Albemarle Corp	138,077	$11,804,203
Celanese Corp ‘A’	115,756	7,704,719
Newmont Mining Corp	187,795	7,378,466
Silver Wheaton Corp (NYSE) (Canada)	134,570	3,637,427
Steel Dynamics Inc	142,670	3,565,323
US Silica Holdings Inc	290,463	13,523,957
Westlake Chemical Corp	125,821	6,731,424

		54,345,519

Communications - 4.0%

Arista Networks Inc *	104,718	8,909,407
DISH Network Corp ‘A’ *	181,374	9,935,668
Expedia Inc	55,298	6,454,382
IAC/InterActiveCorp	69,079	4,315,365
Match Group Inc *	322,359	5,734,767
Palo Alto Networks Inc *	38,036	6,060,276

		41,409,865

Consumer, Cyclical - 17.2%

Alaska Air Group Inc	119,859	7,893,914
American Eagle Outfitters Inc	617,316	11,025,264
Big Lots Inc	206,246	9,848,246
Brunswick Corp	88,452	4,314,688
Casey’s General Stores Inc	34,813	4,182,782
Chipotle Mexican Grill Inc *	5,010	2,121,735
Darden Restaurants Inc	142,518	8,739,204
DR Horton Inc	103,129	3,114,496
Foot Locker Inc	31,555	2,136,905
Harman International Industries Inc	48,533	4,098,612
Lear Corp	70,704	8,570,739
NVR Inc *	1,928	3,161,669
O’Reilly Automotive Inc *	8,178	2,290,740
Panera Bread Co ‘A’ *	58,008	11,295,318
Polaris Industries Inc	72,016	5,576,919
PulteGroup Inc	282,922	5,669,757
PVH Corp	32,496	3,590,808
Royal Caribbean Cruises Ltd	107,509	8,057,799
Skechers U.S.A. Inc ‘A’ *	236,800	5,422,720
Southwest Airlines Co	323,772	12,591,493
Spirit Airlines Inc *	154,494	6,570,630
Tenneco Inc *	112,192	6,537,428
Texas Roadhouse Inc	103,620	4,044,289
The Cheesecake Factory Inc	122,122	6,113,427
Thor Industries Inc	227,382	19,259,255
Ulta Salon Cosmetics & Fragrance Inc *	20,446	4,865,739
Vail Resorts Inc	52,106	8,174,389

		179,268,965

Consumer, Non-Cyclical - 15.5%

ABIOMED Inc *	177,934	22,878,754
Alkermes PLC *	116,970	5,501,099
BioMarin Pharmaceutical Inc *	33,148	3,066,853
ConAgra Foods Inc	228,755	10,776,648
DaVita Inc *	63,955	4,225,507
Edwards Lifesciences Corp *	142,369	17,164,007
Hologic Inc *	187,872	7,295,070
Hormel Foods Corp	246,895	9,364,727
Humana Inc	8,917	1,577,328
Incyte Corp *	61,823	5,829,291
Ionis Pharmaceuticals Inc *	113,010	4,140,686
ManpowerGroup Inc	90,185	6,516,768
MarketAxess Holdings Inc	36,702	6,077,484
Molina Healthcare Inc *	89,436	5,215,908
Monster Beverage Corp *	36,505	5,359,299
NuVasive Inc *	115,964	7,730,160
Robert Half International Inc	167,329	6,335,076

	Shares	Value
The Clorox Co	37,954	$ 4,751,082
The Cooper Cos Inc	31,871	5,713,195
The JM Smucker Co	38,556	5,225,880
Tyson Foods Inc ‘A’	109,048	8,142,614
United Rentals Inc *	110,181	8,648,107

		161,535,543

Energy - 4.7%

Gulfport Energy Corp *	204,063	5,764,780
Oceaneering International Inc	183,686	5,053,202
Parsley Energy Inc ‘A’ *	159,899	5,358,216
Patterson-UTI Energy Inc	521,492	11,665,776
Range Resources Corp	148,632	5,759,490
Rice Energy Inc *	219,875	5,740,936
RPC Inc *	562,939	9,457,375

		48,799,775

Financial - 21.0%

Affiliated Managers Group Inc *	29,114	4,212,796
Arch Capital Group Ltd * (Bermuda)	118,220	9,370,117
Axis Capital Holdings Ltd	147,370	8,006,612
CBOE Holdings Inc	106,403	6,900,235
Citizens Financial Group Inc	1,670,608	41,280,724
Ellie Mae Inc *	40,517	4,266,440
EPR Properties REIT	249,176	19,620,118
Host Hotels & Resorts Inc REIT	579,425	9,021,647
KeyCorp	822,532	10,010,215
Lamar Advertising Co ‘A’ REIT	246,914	16,125,953
Lincoln National Corp	223,334	10,492,231
National Retail Properties Inc REIT	106,676	5,424,475
Omega Healthcare Investors Inc REIT	149,552	5,301,618
Outfront Media Inc REIT	651,346	15,404,333
Senior Housing Properties Trust REIT	723,306	16,426,279
T Rowe Price Group Inc	197,504	13,134,016
Unum Group	176,303	6,225,259
White Mountains Insurance Group Ltd	12,554	10,419,820
XL Group Ltd (Ireland)	225,943	7,598,463

		219,241,351

Industrial - 10.6%

Acuity Brands Inc	95,870	25,367,202
AMERCO	18,164	5,889,314
BWX Technologies Inc	219,640	8,427,587
FLIR Systems Inc	78,731	2,473,728
Harris Corp	103,285	9,461,939
Huntington Ingalls Industries Inc	60,411	9,268,256
Louisiana-Pacific Corp *	63,762	1,200,638
Martin Marietta Materials Inc	43,145	7,727,701
Masco Corp	204,828	7,027,649
Orbital ATK Inc	53,040	4,043,239
PerkinElmer Inc	80,321	4,506,811
Textron Inc	226,799	9,015,260
Vulcan Materials Co	45,077	5,126,607
Xylem Inc	205,672	10,787,496

		110,323,427

Technology - 14.8%

Activision Blizzard Inc	98,058	4,343,970
Ambarella Inc *	58,240	4,287,046
Applied Materials Inc	136,444	4,113,787
Broadridge Financial Solutions Inc	55,015	3,729,467
Computer Sciences Corp	603,568	31,512,285
CSRA Inc	449,547	12,092,814
DST Systems Inc	59,266	6,988,647
Electronic Arts Inc *	54,503	4,654,556
Fiserv Inc *	43,121	4,289,246
Integrated Device Technology Inc *	299,481	6,918,011
Jack Henry & Associates Inc	29,582	2,530,740
Lam Research Corp	94,901	8,988,074
Micron Technology Inc *	618,904	11,004,113

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
NVIDIA Corp	223,145	$ 15,289,896
NXP Semiconductors NV * (Netherlands)	82,312	8,396,647
Science Applications International Corp	102,200	7,089,614
Skyworks Solutions Inc	68,722	5,232,493
Take-Two Interactive Software Inc *	81,724	3,684,118
Western Digital Corp	153,488	8,974,443

		154,119,967

Utilities - 6.5%

American States Water Co	148,499	5,947,385
American Water Works Co Inc	89,386	6,689,648
Atmos Energy Corp	563,268	41,946,568
ONE Gas Inc	107,030	6,618,735
Xcel Energy Inc	172,679	7,104,014

		68,306,350

Total Common Stocks (Cost $937,082,813)		1,037,350,762

	Principal Amount
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $8,045,985; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $8,211,300)	$8,045,965	8,045,965

Total Short-Term Investment (Cost $8,045,965)		8,045,965

TOTAL INVESTMENTS - 100.3% (Cost $945,128,778)		1,045,396,727

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,543,086)

NET ASSETS - 100.0%		$1,041,853,641

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,037,350,762	$1,037,350,762	$-	$-
	Short-Term Investment	8,045,965	-	8,045,965	-

	Total	$1,045,396,727	$1,037,350,762	$8,045,965	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Communications - 4.1%

GrubHub Inc *	209,016	$8,985,598
Pandora Media Inc *	629,515	9,020,950

		18,006,548

Consumer, Cyclical - 24.4%

Bed Bath & Beyond Inc	138,823	5,984,660
BorgWarner Inc	199,550	7,020,169
Burberry Group PLC (United Kingdom)	274,296	4,894,611
DR Horton Inc	243,614	7,357,143
DSW Inc ‘A’	222,936	4,565,729
Dunkin’ Brands Group Inc	190,591	9,925,979
Fastenal Co ‡	327,153	13,668,452
Kate Spade & Co *	249,752	4,278,252
lululemon athletica Inc *	83,633	5,099,940
Mattel Inc	271,015	8,206,334
Mobileye NV *	72,416	3,082,749
Polaris Industries Inc	96,637	7,483,569
The Scotts Miracle-Gro Co ‘A’	68,933	5,740,051
Tiffany & Co	110,046	7,992,641
Tractor Supply Co	109,926	7,403,516
Williams-Sonoma Inc	117,523	6,003,075

		108,706,870

Consumer, Non-Cyclical - 28.9%

Acadia Healthcare Co Inc *	67,835	3,361,224
ACADIA Pharmaceuticals Inc *	113,659	3,615,493
Align Technology Inc *	83,328	7,812,000
Alkermes PLC *	145,095	6,823,818
BioMarin Pharmaceutical Inc *	73,090	6,762,287
Blue Buffalo Pet Products Inc *	191,234	4,543,720
CoStar Group Inc *	57,257	12,397,858
Diplomat Pharmacy Inc *	95,894	2,685,991
Edwards Lifesciences Corp *	78,995	9,523,637
Henry Schein Inc *	25,491	4,154,523
Intuitive Surgical Inc * ‡	19,450	14,097,943
Laboratory Corp of America Holdings *	51,162	7,033,752
Mead Johnson Nutrition Co ‡	131,130	10,360,581
The Hain Celestial Group Inc *	174,546	6,210,347
Verisk Analytics Inc *	86,721	7,048,683
Whole Foods Market Inc	279,148	7,913,846
Zoetis Inc ‡	273,256	14,212,045

		128,557,748

Energy - 4.8%

Cabot Oil & Gas Corp	196,778	5,076,872
Cimarex Energy Co	33,480	4,498,708
Continental Resources Inc *	131,111	6,812,528
Noble Energy Inc	142,968	5,109,676

		21,497,784

Financial - 10.3%

CME Group Inc ‘A’	110,616	11,561,584
Ellie Mae Inc *	44,440	4,679,532
First Republic Bank	107,776	8,310,607
Northern Trust Corp ‡	161,445	10,976,646
Oaktree Capital Group LLC	87,581	3,713,434
Signature Bank *	56,352	6,674,895

		45,916,698

	Shares	Value
Industrial - 12.1%

AO Smith Corp	49,554	$4,895,440
Expeditors International of Washington Inc ‡	179,911	9,269,015
Fortune Brands Home & Security Inc	121,872	7,080,763
Generac Holdings Inc *	105,698	3,836,837
Harris Corp	77,671	7,115,440
IDEX Corp	72,667	6,799,451
Trimble Navigation Ltd *	325,965	9,309,561
Wabtec Corp	28,072	2,292,079
Woodward Inc	48,421	3,025,344

		53,623,930

Technology - 13.7%

Akamai Technologies Inc *	34,208	1,812,682
ANSYS Inc *	75,596	7,000,946
Electronic Arts Inc *	139,411	11,905,699
Guidewire Software Inc *	79,876	4,790,962
Maxim Integrated Products Inc	126,339	5,044,716
Microchip Technology Inc	206,656	12,841,604
Monolithic Power Systems Inc	10,531	847,746
Red Hat Inc *	92,634	7,487,606
ServiceNow Inc *	118,766	9,400,329

		61,132,290

Total Common Stocks (Cost $419,525,100)		437,441,868

PURCHASED OPTIONS - 0.1%
(See Note (b) in Notes to Schedule of Investments)
(Cost $681,927)		590,721

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $8,177,781; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $8,343,413)	$8,177,760	8,177,760

Total Short-Term Investment (Cost $8,177,760)		8,177,760

TOTAL INVESTMENTS - 100.3% (Cost $428,384,787)		446,210,349

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,262,148)

NET ASSETS - 100.0%		$444,948,201

Notes to Schedule of Investments

(a)	As of September 30, 2016, investments with a total aggregate value of $5,556,868 were fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

(b)	Purchased options outstanding as of September 30, 2016 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Russell 2000 (10/16)	1,220.00	10/28/16	CME	195	$258,578	$230,685
Put - S&P 500 (10/16)	2,125.00	10/28/16	CME	64	106,435	83,840

					$365,013	$314,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Options on Securities
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - MarketAxess Holdings Inc (11/16)	$175.00	11/18/16	CME	130	$53,376	$37,700

			Counter- party
Put - SPDR S&P MidCap 400 ETF Trust (10/16)	275.00	10/28/16	CIT	1,089	263,538	238,496

					$316,914	$276,196

Total Purchased Options					$681,927	$590,721

(c)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	490	$2,048,690
Call Options Written	1,666	329,360
Put Options Written	9,125	7,705,200
Call Options Expired	(785)	(192,413)
Put Options Expired	(1,279)	(284,911)
Call Options Closed	(881)	(136,947)
Put Options Closed	(6,368)	(7,246,584)

Outstanding, September 30, 2016	1,968	$2,222,395

(d)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Russell 2000 (10/16)	1,110.00	10/28/16	CME	195	$42,112	($28,860)
Put - S&P 500 (10/16)	1,975.00	10/28/16	CME	64	17,725	(12,160)

					$59,837	($41,020)

Options on Securities
Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - SPDR S&P MidCap 400 ETF Trust (10/16)	$255.00	10/28/16	CIT	1,089	$42,471	($50,278)
Put - Pacira Pharmaceuticals Inc (12/16)	85.00	12/16/16	GSC	490	2,062,900	(2,488,220)

					2,105,371	(2,538,498)

			Exchange
Put - MarketAxess Holdings Inc (11/16)	150.00	11/18/16	CME	130	57,187	(26,975)

					$2,162,558	($2,565,473)

Total Written Options					$2,222,395	($2,606,493)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$18,006,548	$18,006,548	$-	$-
	Consumer, Cyclical	108,706,870	103,812,259	4,894,611	-
	Consumer, Non-Cyclical	128,557,748	128,557,748	-	-
	Energy	21,497,784	21,497,784	-	-
	Financial	45,916,698	45,916,698	-	-
	Industrial	53,623,930	53,623,930	-	-
	Technology	61,132,290	61,132,290	-	-

	Total Common Stocks	437,441,868	432,547,257	4,894,611	-

	Short-Term Investment	8,177,760	-	8,177,760	-
	Derivatives:
	Equity Contracts
	Purchased Options	590,721	314,525	276,196	-

	Total Assets	446,210,349	432,861,782	13,348,567	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(2,606,493)	(41,020)	(2,565,473)	-

	Total Liabilities	(2,606,493)	(41,020)	(2,565,473)	-

	Total	$443,603,856	$432,820,762	$10,783,094	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 2.2%

PPG Industries Inc	94,248	$9,741,473
Steel Dynamics Inc	354,141	8,849,984
The Mosaic Co	128,733	3,148,809
The Valspar Corp	106,908	11,339,731

		33,079,997

Communications - 3.4%

eBay Inc *	428,564	14,099,756
Expedia Inc	69,567	8,119,860
IAC/InterActiveCorp	132,127	8,253,974
Omnicom Group Inc	107,544	9,141,240
TEGNA Inc	163,193	3,567,399
The Interpublic Group of Cos Inc	435,727	9,738,498

		52,920,727

Consumer, Cyclical - 6.7%

Advance Auto Parts Inc	34,301	5,114,965
Best Buy Co Inc	181,601	6,933,526
Brunswick Corp	343,605	16,761,052
Harley-Davidson Inc	140,548	7,391,419
HD Supply Holdings Inc *	193,909	6,201,210
Lear Corp	33,814	4,098,933
Newell Brands Inc	350,196	18,441,322
PulteGroup Inc	337,199	6,757,468
Tenneco Inc *	163,933	9,552,376
WABCO Holdings Inc *	68,377	7,762,841
WESCO International Inc *	217,517	13,375,120

		102,390,232

Consumer, Non-Cyclical - 12.7%

Avery Dennison Corp	48,172	3,747,300
Becton Dickinson & Co	80,941	14,547,526
Boston Scientific Corp *	749,324	17,833,911
Bruker Corp	174,182	3,945,222
Cardinal Health Inc	175,219	13,614,516
Coca-Cola European Partners PLC (United Kingdom)	197,466	7,878,894
Constellation Brands Inc ‘A’	28,075	4,674,207
DaVita Inc *	141,505	9,349,235
Equifax Inc	57,285	7,709,415
ICON PLC *	88,174	6,822,023
Laboratory Corp of America Holdings *	95,019	13,063,212
ManpowerGroup Inc	181,189	13,092,717
Moody’s Corp	50,475	5,465,433
Perrigo Co PLC	50,758	4,686,486
Robert Half International Inc	446,893	16,919,369
St Jude Medical Inc	188,488	15,033,803
Total System Services Inc	246,632	11,628,699
Universal Health Services Inc ‘B’	37,065	4,567,149
Zimmer Biomet Holdings Inc	154,588	20,099,532

		194,678,649

Energy - 9.3%

Anadarko Petroleum Corp	83,397	5,284,034
Cimarex Energy Co	28,729	3,860,316
Diamondback Energy Inc *	174,170	16,814,372
Energen Corp	356,169	20,558,075
EQT Corp	193,818	14,075,063
Gulfport Energy Corp *	217,333	6,139,657
Marathon Oil Corp	873,735	13,813,750
Marathon Petroleum Corp	208,607	8,467,358
Newfield Exploration Co *	322,818	14,029,670
Parsley Energy Inc ‘A’ *	593,985	19,904,437
QEP Resources Inc	207,550	4,053,452
Rice Energy Inc *	155,682	4,064,857
RSP Permian Inc *	279,613	10,843,392

		141,908,433

	Shares	Value
Financial - 32.2%

Alleghany Corp *	37,488	$19,681,950
Alliance Data Systems Corp *	36,367	7,801,813
Ally Financial Inc	233,588	4,547,958
American Assets Trust Inc REIT	140,569	6,097,883
American Homes 4 Rent ‘A’ REIT	307,758	6,659,883
Aon PLC	217,156	24,427,878
BB&T Corp	261,787	9,874,606
Boston Properties Inc REIT	149,554	20,382,715
Discover Financial Services	394,798	22,325,827
Douglas Emmett Inc REIT	253,680	9,292,298
East West Bancorp Inc	316,553	11,620,661
Equity Residential REIT	195,416	12,571,111
Essex Property Trust Inc REIT	34,797	7,749,292
Fifth Third Bancorp	1,191,617	24,380,484
General Growth Properties Inc REIT	248,677	6,863,485
Huntington Bancshares Inc	1,919,630	18,927,552
Kilroy Realty Corp REIT	89,812	6,228,462
Kimco Realty Corp REIT	496,632	14,377,496
Loews Corp	269,957	11,108,731
Marsh & McLennan Cos Inc	249,924	16,807,389
Navient Corp	653,337	9,453,786
Raymond James Financial Inc	326,253	18,991,187
Regency Centers Corp REIT	264,458	20,492,850
Reinsurance Group of America Inc	151,497	16,352,586
SEI Investments Co	255,873	11,670,368
SL Green Realty Corp REIT	208,260	22,512,906
SLM Corp *	786,719	5,876,791
State Street Corp	124,465	8,666,498
SunTrust Banks Inc	435,961	19,095,092
TD Ameritrade Holding Corp	663,855	23,394,250
The Allstate Corp	238,343	16,488,569
The Charles Schwab Corp	148,257	4,680,473
The Macerich Co REIT	98,296	7,949,198
Torchmark Corp	137,350	8,775,292
Unum Group	624,337	22,045,339
WR Berkley Corp	199,022	11,495,511
XL Group Ltd (Ireland)	119,305	4,012,227

		493,680,397

Industrial - 16.8%

Arrow Electronics Inc *	246,503	15,768,797
Berry Plastics Group Inc *	288,475	12,649,629
Crown Holdings Inc *	92,473	5,279,284
Curtiss-Wright Corp	97,962	8,925,318
Flex Ltd *	913,979	12,448,394
Fluor Corp	107,125	5,497,655
Graphic Packaging Holding Co	1,501,450	21,005,286
Harris Corp	247,327	22,657,626
Hubbell Inc	71,091	7,659,344
Huntington Ingalls Industries Inc	138,784	21,292,241
Ingersoll-Rand PLC	245,561	16,683,414
Jabil Circuit Inc	293,380	6,401,552
Masco Corp	623,228	21,382,953
Packaging Corp of America	139,201	11,311,473
Sealed Air Corp	263,624	12,079,252
Stanley Black & Decker Inc	175,869	21,628,370
TE Connectivity Ltd (Switzerland)	160,017	10,301,894
Textron Inc	242,303	9,631,544
The Timken Co	186,793	6,563,906
WestRock Co	176,751	8,568,888

		257,736,820

Technology - 8.4%

Activision Blizzard Inc	581,155	25,745,167
Amdocs Ltd	377,500	21,838,375
Broadcom Ltd (Singapore)	43,943	7,581,046
Fidelity National Information Services Inc	307,905	23,717,922
Leidos Holdings Inc	129,398	5,600,345
Microsemi Corp *	309,242	12,981,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
NetEase Inc ADR (China)	57,174	$13,766,356
ON Semiconductor Corp *	354,927	4,372,701
Qorvo Inc *	122,871	6,848,830
Western Digital Corp	119,205	6,969,916

		129,422,637

Utilities - 6.4%

Alliant Energy Corp	240,529	9,214,666
Ameren Corp	159,687	7,853,407
American Electric Power Co Inc	316,640	20,331,454
Edison International	309,575	22,366,794
FirstEnergy Corp	107,736	3,563,907
Great Plains Energy Inc	381,929	10,422,842
PG&E Corp	250,701	15,335,380
Portland General Electric Co	220,727	9,400,763

		98,489,213

Total Common Stocks (Cost $1,399,903,173)		1,504,307,105

	Principal Amount
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $28,506,827; collateralized by U.S. Treasury Inflation Protected Securities: 0.125% due 04/15/20 and value $2,465,179; and U.S. Treasury Notes: 1.125% due 03/31/20 and value $26,615,313)	$28,506,756	28,506,756

Total Short-Term Investment (Cost $28,506,756)		28,506,756

TOTAL INVESTMENTS - 100.0% (Cost $1,428,409,929)		1,532,813,861

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(106,412)

NET ASSETS - 100.0%		$1,532,707,449

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,504,307,105	$1,504,307,105	$-	$-
	Short-Term Investment	28,506,756	-	28,506,756	-

	Total	$1,532,813,861	$1,504,307,105	$28,506,756	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Leap Wireless International Inc - Contingent Value Rights +	23,721	$75,314

Total Rights (Cost $0)		75,314

COMMON STOCKS - 96.3%

Basic Materials - 6.9%

A Schulman Inc	37,233	1,084,225
Aceto Corp	891	16,920
AgroFresh Solutions Inc *	6,841	36,189
AK Steel Holding Corp *	75,556	364,935
Allegheny Technologies Inc	34,227	618,482
American Vanguard Corp	8,990	144,379
Calgon Carbon Corp	16,016	242,963
Carpenter Technology Corp	49,065	2,024,422
Century Aluminum Co *	15,385	106,926
Chemtura Corp *	9,947	326,361
Cliffs Natural Resources Inc *	71,175	416,374
Coeur Mining Inc *	13,599	160,876
Commercial Metals Co	36,699	594,157
CSW Industrials Inc *	4,576	148,217
Detour Gold Corp * (Canada)	142,100	3,091,226
Fairmount Santrol Holdings Inc *	25,289	214,451
Ferroglobe PLC	20,791	187,743
GCP Applied Technologies Inc *	3,538	100,196
Gold Resource Corp	3,108	23,061
Hawkins Inc	2,484	107,632
HB Fuller Co	106,358	4,942,456
Hecla Mining Co	120,636	687,625
Ingevity Corp *	26,389	1,216,533
Innophos Holdings Inc	739	28,843
Innospec Inc	7,499	456,014
Kaiser Aluminum Corp	3,528	305,137
KMG Chemicals Inc	1,551	43,940
Koppers Holdings Inc *	1,301	41,866
Kraton Corp *	9,424	330,217
Kronos Worldwide Inc	7,820	64,828
Landec Corp *	188,951	2,533,833
Materion Corp	6,256	192,122
Minerals Technologies Inc	38,213	2,701,277
OceanaGold Corp (Australia)	565,700	1,698,889
Oil-Dri Corp of America	1,515	57,024
Olin Corp	52,373	1,074,694
OMNOVA Solutions Inc *	4,788	40,411
PH Glatfelter Co	13,849	300,246
Quaker Chemical Corp	891	94,384
Rayonier Advanced Materials Inc	5,475	73,201
Ryerson Holding Corp *	4,066	45,905
Schnitzer Steel Industries Inc ‘A’	8,147	170,272
Schweitzer-Mauduit International Inc	7,775	299,804
Sensient Technologies Corp	98,110	7,436,738
Stepan Co	27,651	2,009,122
Stillwater Mining Co *	38,853	519,076
The Chemours Co	9,677	154,832
Tronox Ltd ‘A’	21,104	197,744
United States Lime & Minerals Inc	529	34,914
Valhi Inc	7,390	16,997
Versum Materials Inc * #	31,200	708,240

		38,486,919

Communications - 2.7%

1-800-Flowers.com Inc ‘A’ *	5,816	53,333
ADTRAN Inc	5,548	106,189
ATN International Inc	3,343	217,429

	Shares	Value
Autobytel Inc *	2,137	$38,039
Bankrate Inc *	15,019	127,361
Bazaarvoice Inc *	25,860	152,833
Black Box Corp	4,685	65,122
Blucora Inc *	10,016	112,179
Boingo Wireless Inc *	4,907	50,444
Calix Inc *	12,840	94,374
Chegg Inc *	14,459	102,514
Cincinnati Bell Inc *	67,088	273,719
Comtech Telecommunications Corp	7,370	94,410
Consolidated Communications Holdings Inc	4,884	123,272
Daily Journal Corp *	126	27,594
DigitalGlobe Inc *	19,868	546,370
Entercom Communications Corp ‘A’	8,447	109,304
ePlus Inc *	585	55,230
FairPoint Communications Inc *	1,441	21,658
Finisar Corp *	33,946	1,011,591
FTD Cos Inc *	5,671	116,652
Gannett Co Inc	37,404	435,383
Global Eagle Entertainment Inc *	13,703	113,872
Global Sources Ltd * (Hong Kong)	2,533	21,480
Globalstar Inc *	44,522	53,872
Gray Television Inc *	7,648	79,233
Harmonic Inc *	24,084	142,818
Hawaiian Telcom Holdco Inc *	2,011	45,026
HC2 Holdings Inc *	10,329	56,293
Hemisphere Media Group Inc *	462	5,891
Houghton Mifflin Harcourt Co *	13,143	176,248
IDT Corp ‘B’	2,315	39,911
Infinera Corp *	13,399	120,993
Intelsat SA *	9,205	24,946
Intralinks Holdings Inc *	12,309	123,829
Iridium Communications Inc *	26,403	214,128
Ixia *	20,299	253,737
KVH Industries Inc *	4,691	41,328
Lands’ End Inc *	4,741	68,744
Liberty Braves Group ‘A’ *	2,661	46,434
Liberty Braves Group ‘C’ *	9,302	161,669
Liberty Media Group LLC ‘A’ *	6,165	176,627
Liberty Media Group LLC ‘C’ *	12,225	344,011
Limelight Networks Inc *	22,813	42,660
Liquidity Services Inc *	7,785	87,503
Lumos Networks Corp *	5,379	75,306
Marchex Inc ‘B’ *	10,046	27,827
MDC Partners Inc ‘A’	11,438	122,615
Media General Inc *	34,494	635,724
MeetMe Inc *	1,735	10,757
Meredith Corp	11,977	622,684
MSG Networks Inc ‘A’ *	12,573	233,984
NeoPhotonics Corp *	8,243	134,691
NETGEAR Inc *	3,493	211,292
NeuStar Inc ‘A’ *	1,570	41,746
New Media Investment Group Inc	10,475	162,362
NII Holdings Inc *	17,052	56,783
Numerex Corp ‘A’ *	3,388	26,359
Oclaro Inc *	4,527	38,706
ORBCOMM Inc *	135,526	1,389,141
Perficient Inc *	3,210	64,682
Preformed Line Products Co	813	34,284
QuinStreet Inc *	11,305	34,141
RealNetworks Inc *	6,918	30,854
Reis Inc	764	15,631
RetailMeNot Inc *	12,240	121,054
Rightside Group Ltd *	3,524	32,068
RigNet Inc *	3,686	55,732
Saga Communications Inc ‘A’	1,121	50,826
Salem Media Group Inc	3,378	19,863
Scholastic Corp	8,619	339,244
ShoreTel Inc *	16,820	134,560
Silicom Ltd (Israel)	1,279	52,951

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Sonus Networks Inc *	13,188	$102,603
Spok Holdings Inc	6,500	115,830
TechTarget Inc *	4,391	35,391
Telenav Inc *	10,315	59,105
The EW Scripps Co ‘A’ *	18,911	300,685
The New York Times Co ‘A’	39,435	471,248
The Rubicon Project Inc *	7,192	59,550
Time Inc	32,367	468,674
TiVo Corp *	25,600	498,688
Townsquare Media Inc ‘A’ *	2,375	22,183
tronc Inc	3,621	61,122
VASCO Data Security International Inc *	925	16,289
ViaSat Inc *	1,814	135,415
Viavi Solutions Inc *	73,816	545,500
Vonage Holdings Corp *	54,301	358,930
West Corp	11,984	264,607
Windstream Holdings Inc	26,862	269,963

		14,937,903

Consumer, Cyclical - 8.4%

Abercrombie & Fitch Co ‘A’	21,714	345,035
AdvancePierre Foods Holdings Inc	2,517	69,369
AMC Entertainment Holdings Inc ‘A’	6,381	198,385
America’s Car-Mart Inc *	2,524	91,848
American Eagle Outfitters Inc	5,369	95,890
Anixter International Inc *	9,130	588,885
Arctic Cat Inc	2,399	37,161
Ascena Retail Group Inc *	36,607	204,633
At Home Group Inc *	1,626	24,634
AV Homes Inc *	2,762	45,960
Barnes & Noble Education Inc *	12,755	122,065
Barnes & Noble Inc	20,136	227,537
Bassett Furniture Industries Inc	1,401	32,573
Beazer Homes USA Inc *	10,230	119,282
Belmond Ltd ‘A’ * (United Kingdom)	26,775	340,310
Big 5 Sporting Goods Corp	5,644	76,871
Biglari Holdings Inc *	271	118,161
Blue Bird Corp *	1,490	21,769
BMC Stock Holdings Inc *	2,642	46,843
Boot Barn Holdings Inc *	4,226	48,092
Brinker International Inc	44,600	2,249,178
BRP Inc * (Canada)	163,467	3,198,443
Brunswick Corp	10,500	512,190
Build-A-Bear Workshop Inc *	3,820	39,575
Caesars Acquisition Co ‘A’ *	15,081	187,306
Caesars Entertainment Corp *	18,068	134,607
Caleres Inc	87,957	2,224,433
Callaway Golf Co	18,973	220,277
Carmike Cinemas Inc *	2,627	85,877
Carrols Restaurant Group Inc *	1,570	20,740
Century Casinos Inc *	3,453	23,860
Century Communities Inc *	4,377	94,149
Chico’s FAS Inc	4,216	50,170
Citi Trends Inc	4,522	90,123
CompX International Inc	655	7,585
Conn’s Inc *	6,572	67,823
Cooper Tire & Rubber Co	17,417	662,194
Cooper-Standard Holding Inc *	365	36,062
Cracker Barrel Old Country Store Inc	252	33,319
Crocs Inc *	83,700	694,710
Daktronics Inc	11,951	114,013
Dana Inc	47,628	742,521
Deckers Outdoor Corp *	9,641	574,122
Del Frisco’s Restaurant Group Inc *	6,818	91,838
Del Taco Restaurants Inc *	7,240	86,301
Delta Apparel Inc *	2,225	36,624
Denny’s Corp *	6,587	70,415
Destination XL Group Inc *	3,566	15,441
DineEquity Inc	2,406	190,531
Douglas Dynamics Inc	1,074	34,304

	Shares	Value
DSW Inc ‘A’	21,522	$440,771
El Pollo Loco Holdings Inc *	6,398	80,551
Eldorado Resorts Inc *	879	12,359
Empire Resorts Inc *	911	18,439
Eros International PLC *	9,398	143,977
Escalade Inc	3,292	42,006
Essendant Inc	11,794	242,013
Express Inc *	23,638	278,692
EZCORP Inc ‘A’ *	15,916	176,031
Federal-Mogul Holdings Corp *	9,445	90,766
Fiesta Restaurant Group Inc *	1,487	35,688
FirstCash Inc	6,389	300,794
Flexsteel Industries Inc	2,035	105,250
Fogo De Chao Inc *	1,513	15,992
Fossil Group Inc *	13,370	371,285
Fred’s Inc ‘A’	10,691	96,860
G&K Services Inc ‘A’	1,453	138,747
G-III Apparel Group Ltd *	2,756	80,337
Gaia Inc *	475	3,420
Genesco Inc *	8,644	470,752
Golden Entertainment Inc	2,563	31,961
Green Brick Partners Inc *	7,636	63,073
Group 1 Automotive Inc	5,054	322,850
Guess? Inc	19,625	286,721
Haverty Furniture Cos Inc	5,648	113,186
Hibbett Sports Inc *	1,524	60,808
Hooker Furniture Corp	3,420	83,756
Hovnanian Enterprises Inc ‘A’ *	41,552	70,223
Iconix Brand Group Inc *	13,656	110,887
Interface Inc	2,298	38,354
International Speedway Corp ‘A’	8,374	279,859
Interval Leisure Group Inc	32,563	559,107
Intrawest Resorts Holdings Inc *	5,098	82,690
J Alexander’s Holdings Inc *	4,270	43,255
Jack in the Box Inc	2,293	219,990
JAKKS Pacific Inc *	4,603	39,770
Johnson Outdoors Inc ‘A’	1,538	55,937
KB Home	21,031	339,020
Kimball International Inc ‘B’	1,883	24,366
Kirkland’s Inc *	2,536	30,888
Kona Grill Inc *	1,443	18,139
La Quinta Holdings Inc *	21,464	239,968
La-Z-Boy Inc	71,474	1,755,401
LGI Homes Inc *	333	12,268
Libbey Inc	6,387	114,008
Lifetime Brands Inc	3,314	44,606
Luby’s Inc *	6,003	25,753
Lumber Liquidators Holdings Inc *	8,424	165,700
M/I Homes Inc *	116,463	2,745,033
MarineMax Inc *	3,367	70,539
Marriott Vacations Worldwide Corp	6,654	487,871
MDC Holdings Inc	7,870	203,046
Meritage Homes Corp *	11,319	392,769
Meritor Inc *	26,053	289,970
Metaldyne Performance Group Inc	1,894	30,020
Miller Industries Inc	3,214	73,247
Mobile Mini Inc	3,727	112,555
Modine Manufacturing Co *	14,790	175,409
Monarch Casino & Resort Inc *	3,355	84,445
Motorcar Parts of America Inc *	462	13,296
Movado Group Inc	4,955	106,433
NACCO Industries Inc ‘A’	1,273	86,513
National CineMedia Inc	19,803	291,500
Navistar International Corp *	14,861	340,168
Noodles & Co *	1,341	6,383
Office Depot Inc	176,556	630,305
Party City Holdco Inc *	4,765	81,577
PC Connection Inc	3,609	95,350
Penn National Gaming Inc *	3,405	46,206
Performance Sports Group Ltd *	13,081	53,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Perry Ellis International Inc *	3,723	$71,779
PICO Holdings Inc *	6,279	74,029
Pier 1 Imports Inc	22,864	96,943
Pinnacle Entertainment Inc *	15,520	191,517
Reading International Inc ‘A’ *	3,949	52,719
Red Lion Hotels Corp *	4,218	35,178
Red Robin Gourmet Burgers Inc *	3,517	158,054
Regis Corp *	11,824	148,391
Restoration Hardware Holdings Inc *	12,228	422,844
Ruby Tuesday Inc *	19,132	47,830
Rush Enterprises Inc ‘A’ *	9,685	237,089
Rush Enterprises Inc ‘B’ *	1,829	44,463
ScanSource Inc *	8,011	292,402
Sears Holdings Corp *	2,812	32,226
Sears Hometown & Outlet Stores Inc *	3,418	16,851
Sequential Brands Group Inc *	12,373	98,984
Shoe Carnival Inc	4,609	122,876
SkyWest Inc	16,188	427,525
Sonic Automotive Inc ‘A’	8,831	166,023
Spartan Motors Inc	10,315	98,818
Speedway Motorsports Inc	3,545	63,314
Spirit Airlines Inc *	56,900	2,419,957
Sportsman’s Warehouse Holdings Inc *	577	6,070
Stage Stores Inc	8,357	46,883
Standard Motor Products Inc	2,804	133,919
Strattec Security Corp	1,097	38,724
Superior Industries International Inc	7,979	232,668
Supreme Industries Inc ‘A’	1,722	33,235
Systemax Inc	3,223	25,526
Tailored Brands Inc	10,788	169,372
The Buckle Inc	6,057	145,550
The Cato Corp ‘A’	64,885	2,134,068
The Container Store Group Inc *	3,510	17,620
The Finish Line Inc ‘A’	9,238	213,213
The Marcus Corp	6,031	151,016
The New Home Co Inc *	3,054	32,586
Thor Industries Inc	41,089	3,480,238
Tilly’s Inc ‘A’ *	3,187	29,926
Titan International Inc	14,013	141,812
Titan Machinery Inc *	5,357	55,713
Tower International Inc	6,549	157,831
TRI Pointe Group Inc *	44,780	590,200
Triton International Ltd (Bermuda)	10,564	139,339
Tuesday Morning Corp *	14,189	84,850
UCP Inc ‘A’ *	2,293	20,201
Unifi Inc *	4,961	146,002
UniFirst Corp	4,269	562,910
Vera Bradley Inc *	1,976	29,936
Veritiv Corp *	2,554	128,134
Vince Holding Corp *	5,968	33,660
Virgin America Inc *	298	15,946
Vitamin Shoppe Inc *	7,343	197,160
Wabash National Corp *	15,058	214,426
WCI Communities Inc *	6,902	163,715
Wesco Aircraft Holdings Inc *	13,821	185,616
West Marine Inc *	5,555	45,940
Weyco Group Inc	1,868	50,193
William Lyon Homes ‘A’ *	7,587	140,739
Winnebago Industries Inc	26,900	634,033
Wolverine World Wide Inc	25,669	591,157
Zumiez Inc *	5,737	103,266

		46,880,257

Consumer, Non-Cyclical - 11.0%

Aaron’s Inc	20,997	533,744
ABM Industries Inc	17,778	705,787
Accelerate Diagnostics Inc *	491	13,385
ACCO Brands Corp *	34,022	327,972
Acorda Therapeutics Inc *	11,914	248,764
Adamas Pharmaceuticals Inc *	2,656	43,585

	Shares	Value
Addus HomeCare Corp *	2,180	$57,029
Adverum Biotechnologies Inc *	6,968	28,638
Agenus Inc *	5,181	37,200
AGT Food & Ingredients Inc (Canada)	30,000	856,816
Akebia Therapeutics Inc *	7,988	72,291
Albany Molecular Research Inc *	4,308	71,125
Alico Inc	1,051	28,230
Alliance One International Inc *	2,596	49,636
Almost Family Inc *	1,969	72,400
AMAG Pharmaceuticals Inc *	7,624	186,864
American Public Education Inc *	5,053	100,100
American Renal Associates Holdings Inc *	343	6,267
Analogic Corp	3,594	318,428
AngioDynamics Inc *	8,488	148,880
Anika Therapeutics Inc *	816	39,046
Apollo Education Group Inc *	27,314	217,146
Aratana Therapeutics Inc *	987	9,238
ARC Document Solutions Inc *	12,991	48,586
Ardelyx Inc *	8,163	105,629
ARIAD Pharmaceuticals Inc *	3,359	45,985
Array BioPharma Inc *	41,170	277,897
Arrowhead Pharmaceuticals Inc *	1,293	9,504
Ascent Capital Group Inc ‘A’ *	3,292	76,276
Atara Biotherapeutics Inc *	6,913	147,869
AtriCure Inc *	2,355	37,256
Avon Products Inc	109,772	621,310
B. Riley Financial Inc	2,812	37,568
Bellicum Pharmaceuticals Inc *	2,143	42,646
BioCryst Pharmaceuticals Inc *	4,840	21,344
BioScrip Inc *	31,361	90,633
Bluebird Bio Inc *	7,453	505,164
Bridgepoint Education Inc *	6,236	42,841
CAI International Inc *	5,146	42,557
Cal-Maine Foods Inc	2,213	85,289
Cambium Learning Group Inc *	4,437	24,093
Capella Education Co	262	15,206
Cara Therapeutics Inc *	5,598	46,743
Career Education Corp *	20,941	142,189
Carriage Services Inc	431	10,193
CBIZ Inc *	15,800	176,802
Celldex Therapeutics Inc *	30,350	122,614
Cellular Biomedicine Group Inc *	1,099	15,936
Central Garden & Pet Co *	2,762	71,812
Central Garden & Pet Co ‘A’ *	9,420	233,616
Cerus Corp *	4,163	25,852
Chimerix Inc *	13,579	75,228
Cidara Therapeutics Inc *	3,019	34,568
Community Health Systems Inc *	35,322	407,616
Concert Pharmaceuticals Inc *	2,985	30,178
CONMED Corp	8,730	349,724
Corvus Pharmaceuticals Inc *	807	13,275
Cotiviti Holdings Inc *	1,154	38,694
CPI Card Group Inc	4,112	24,836
CRA International Inc *	2,430	64,614
Craft Brew Alliance Inc *	2,364	44,514
CryoLife Inc	3,413	59,966
CSS Industries Inc	2,597	66,431
Dairy Crest Group PLC (United Kingdom)	185,135	1,554,958
Darling Ingredients Inc *	38,157	515,501
Dean Foods Co	14,545	238,538
DeVry Education Group Inc	20,011	461,454
Dimension Therapeutics Inc *	2,214	17,690
Edge Therapeutics Inc *	3,032	31,563
Egalet Corp *	4,917	37,418
Enanta Pharmaceuticals Inc *	4,944	131,560
Endocyte Inc *	11,419	35,285
Ennis Inc	7,963	134,177
Enzo Biochem Inc *	1,300	6,617
Epizyme Inc *	3,564	35,070
Esperion Therapeutics Inc *	4,338	60,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
EVERTEC Inc	3,710	$62,254
Exactech Inc *	3,442	93,037
Exelixis Inc *	27,467	351,303
Five Prime Therapeutics Inc *	6,581	345,437
Flex Pharma Inc *	684	8,058
Franklin Covey Co *	779	13,874
Fresh Del Monte Produce Inc	9,659	578,574
FTI Consulting Inc *	11,968	533,294
Genesis Healthcare Inc *	6,567	17,534
GrainCorp Ltd ‘A’ (Australia)	127,620	769,920
Great Lakes Dredge & Dock Corp *	17,007	59,525
Green Dot Corp ‘A’ *	11,322	261,085
Haemonetics Corp *	16,317	590,839
Halyard Health Inc *	14,908	516,711
Healthways Inc *	10,254	271,321
Heidrick & Struggles International Inc	5,815	107,868
Hill-Rom Holdings Inc	84,500	5,237,310
Huron Consulting Group Inc *	45,253	2,704,319
ICF International Inc *	5,873	260,291
ICU Medical Inc *	1,480	187,042
Idera Pharmaceuticals Inc *	2,289	5,860
Ignyta Inc *	2,851	17,933
Immunomedics Inc *	2,658	8,639
Ingles Markets Inc ‘A’	4,392	173,660
Innoviva Inc	3,251	35,728
Integer Holdings Corp *	9,721	210,848
Inter Parfums Inc	3,096	99,908
Invacare Corp	9,982	111,499
John B Sanfilippo & Son Inc	1,919	98,502
K12 Inc *	10,542	151,278
K2M Group Holdings Inc *	5,545	98,590
Karyopharm Therapeutics Inc *	5,717	55,626
Kelly Services Inc ‘A’	9,184	176,516
Kindred Healthcare Inc	26,812	274,019
Korn/Ferry International	7,529	158,109
Lannett Co Inc *	8,867	235,596
LHC Group Inc *	4,454	164,264
Liberty Tax Inc	588	7,515
Limoneira Co	423	7,995
Luminex Corp *	7,418	168,537
Magellan Health Inc *	2,350	126,266
Maple Leaf Foods Inc (Canada)	365,900	8,397,613
McGrath RentCorp	110,618	3,507,697
Medpace Holdings Inc *	747	22,305
Meridian Bioscience Inc	2,032	39,197
Merit Medical Systems Inc *	8,430	204,765
Merrimack Pharmaceuticals Inc *	14,651	93,034
Molina Healthcare Inc *	4,605	268,564
Momenta Pharmaceuticals Inc *	15,927	186,187
MoneyGram International Inc *	9,136	64,866
Monster Worldwide Inc *	28,416	102,582
NantKwest Inc *	4,489	34,924
National HealthCare Corp	3,338	220,275
National Research Corp ‘A’	570	9,285
Natural Grocers by Vitamin Cottage Inc *	2,842	31,717
Nature’s Sunshine Products Inc	2,999	47,984
Navigant Consulting Inc *	15,079	304,897
Neff Corp ‘A’ *	1,721	16,350
Neos Therapeutics Inc *	343	2,257
NewLink Genetics Corp *	1,571	23,596
Nobilis Health Corp *	16,239	54,401
Nutraceutical International Corp *	2,592	80,974
Omega Protein Corp *	25,043	585,255
Omeros Corp *	4,588	51,202
Osiris Therapeutics Inc *	513	2,544
Otonomy Inc *	7,550	137,335
OvaScience Inc *	8,459	60,566
Owens & Minor Inc	17,445	605,865
PDL BioPharma Inc	53,369	178,786
PFSweb Inc *	268	2,393

	Shares	Value
PharMerica Corp *	9,414	$264,251
Phibro Animal Health Corp ‘A’	374	10,165
Portola Pharmaceuticals Inc *	1,277	29,001
PTC Therapeutics Inc *	10,265	143,813
Quad/Graphics Inc	4,343	116,045
Quidel Corp *	527	11,641
REGENXBIO Inc *	6,275	87,913
Rent-A-Center Inc	16,361	206,803
Resources Connection Inc	11,536	172,348
Retrophin Inc *	11,483	256,990
Revlon Inc ‘A’ *	2,608	95,922
Rigel Pharmaceuticals Inc *	7,131	26,171
Rockwell Medical Inc *	1,926	12,904
RPX Corp *	16,027	171,329
RTI Surgical Inc *	17,754	55,570
Sanderson Farms Inc	6,251	602,159
Seaboard Corp *	84	288,960
Select Medical Holdings Corp *	31,349	423,211
Seneca Foods Corp ‘A’ *	2,102	59,360
ServiceSource International Inc *	7,464	36,424
Smart & Final Stores Inc *	2,293	29,282
Snyder’s-Lance Inc	25,221	846,921
Sotheby’s	6,725	255,685
SP Plus Corp *	387	9,896
SpartanNash Co	11,603	335,559
Spectrum Pharmaceuticals Inc *	17,144	80,062
Stemline Therapeutics Inc *	4,743	51,367
STERIS PLC	75,800	5,540,980
Strayer Education Inc *	1,875	87,525
SUPERVALU Inc *	84,543	421,870
Surgery Partners Inc *	2,460	49,790
Syndax Pharmaceuticals Inc *	676	10,248
Synutra International Inc *	4,643	19,779
Team Inc *	637	20,836
Tejon Ranch Co *	4,573	111,215
Teleflex Inc	21,900	3,680,295
TerraVia Holdings Inc *	24,367	67,009
Tetraphase Pharmaceuticals Inc *	11,310	43,317
Textainer Group Holdings Ltd	7,567	56,677
The Andersons Inc	8,559	309,665
The Chefs’ Warehouse Inc *	499	5,559
The Medicines Co *	1,848	69,744
TherapeuticsMD Inc *	2,945	20,055
TransEnterix Inc *	18,917	31,970
Travelport Worldwide Ltd	9,882	148,526
Triple-S Management Corp ‘B’ *	7,435	163,050
TrueBlue Inc *	12,614	285,833
Turning Point Brands Inc *	829	9,965
United Natural Foods Inc *	15,665	627,227
Universal American Corp	14,028	107,314
Universal Corp	6,973	405,968
USMD Holdings Inc *	622	14,082
Vector Group Ltd	16,557	356,482
Vectrus Inc *	2,841	43,268
Versartis Inc *	7,793	95,464
Viad Corp	2,938	108,324
Village Super Market Inc ‘A’	2,188	70,038
Voyager Therapeutics Inc *	1,939	23,287
WaVe Life Sciences Ltd *	391	12,696
Weight Watchers International Inc *	771	7,957
Weis Markets Inc	3,070	162,710
Wright Medical Group NV *	32,838	805,516
Zafgen Inc *	7,090	23,468
Zogenix Inc *	7,636	87,279

		61,244,177

Diversified - 0.0%

Wins Finance Holdings Inc *	437	12,922

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Energy - 5.5%

Abraxas Petroleum Corp *	22,001	$37,182
Adams Resources & Energy Inc	638	25,086
Alon USA Energy Inc	10,747	86,621
Archrock Inc	22,265	291,226
Atwood Oceanics Inc	19,374	168,360
Bill Barrett Corp *	15,439	85,841
Bristow Group Inc	10,800	151,416
California Resources Corp	10,074	125,925
CARBO Ceramics Inc	6,562	71,788
Clayton Williams Energy Inc *	1,865	159,346
Clean Energy Fuels Corp *	27,828	124,391
Cobalt International Energy Inc *	129,694	160,821
Contango Oil & Gas Co *	7,533	76,987
CVR Energy Inc	4,764	65,600
Dawson Geophysical Co *	6,352	48,466
Delek US Holdings Inc	19,539	337,829
Denbury Resources Inc	110,730	357,658
Earthstone Energy Inc *	428	3,681
Eclipse Resources Corp *	18,810	61,885
Energen Corp	66,700	3,849,924
EP Energy Corp ‘A’ *	12,265	53,721
Era Group Inc *	6,381	51,367
Erin Energy Corp *	4,195	9,858
EXCO Resources Inc *	42,969	45,977
Exterran Corp *	10,065	157,819
Forum Energy Technologies Inc *	19,175	380,816
FuelCell Energy Inc *	9,465	51,300
FutureFuel Corp	7,551	85,175
Geospace Technologies Corp *	4,051	78,913
Green Plains Inc	11,801	309,186
Helix Energy Solutions Group Inc *	163,716	1,331,011
Hunting PLC (United Kingdom)	454,262	2,703,994
Independence Contract Drilling Inc *	9,500	49,875
Jones Energy Inc ‘A’ *	18,029	64,183
Matrix Service Co *	8,716	163,512
McDermott International Inc *	76,860	385,069
MRC Global Inc *	29,529	485,161
Natural Gas Services Group Inc *	30,331	745,839
Newpark Resources Inc *	25,983	191,235
Northern Oil & Gas Inc *	15,032	40,286
NOW Inc *	33,679	721,741
Oasis Petroleum Inc *	56,583	649,007
Oil States International Inc *	146,411	4,622,195
Pacific Ethanol Inc *	9,959	68,817
Panhandle Oil & Gas Inc ‘A’	2,254	39,513
Par Pacific Holdings Inc *	6,191	80,978
Parker Drilling Co *	37,563	81,512
Pattern Energy Group Inc	4,007	90,117
PDC Energy Inc *	17,680	1,185,621
PHI Inc *	3,610	65,594
Pioneer Energy Services Corp *	19,630	79,305
Plug Power Inc *	21,082	36,050
Renewable Energy Group Inc *	10,996	93,136
REX American Resources Corp *	1,812	153,585
Ring Energy Inc *	11,412	124,961
RSP Permian Inc *	24,858	963,993
Sanchez Energy Corp *	12,050	106,522
SEACOR Holdings Inc *	4,871	289,776
Seadrill Ltd (NYSE) * (United Kingdom)	120,428	285,414
SemGroup Corp ‘A’	16,624	587,825
SunCoke Energy Inc	20,461	164,097
Sunrun Inc *	20,042	126,265
Synergy Resources Corp *	52,111	361,129
TerraForm Global Inc ‘A’ *	28,918	118,853
TerraForm Power Inc ‘A’ *	27,878	387,783
Tesco Corp	14,291	116,615
TETRA Technologies Inc *	10,143	61,974
Thermon Group Holdings Inc *	10,217	201,786
TPI Composites Inc *	1,783	37,907

	Shares	Value
Trecora Resources *	1,282	$14,640
Unit Corp *	233,518	4,343,435
Vivint Solar Inc *	7,243	22,888
W&T Offshore Inc *	11,682	20,560
Western Refining Inc	25,513	675,074
Westmoreland Coal Co *	5,459	48,367
Willbros Group Inc *	13,416	25,222

		30,726,587

Financial - 29.4%

1st Source Corp	5,045	180,081
Acacia Research Corp	16,035	104,548
Acadia Realty Trust REIT	19,797	717,443
Access National Corp	2,563	61,256
ACNB Corp	1,824	48,482
AG Mortgage Investment Trust Inc REIT	8,826	139,010
Agree Realty Corp REIT	7,260	358,934
Aircastle Ltd	15,310	304,057
Alexander & Baldwin Inc	7,012	269,401
Alexander’s Inc REIT	16	6,714
Allegiance Bancshares Inc *	3,142	84,834
Altisource Residential Corp REIT	16,751	182,586
Ambac Financial Group Inc *	13,540	249,001
American Assets Trust Inc REIT	8,044	348,949
American Equity Investment Life Holding Co	27,422	486,192
American National Bankshares Inc	2,687	75,102
Ameris Bancorp	2,922	102,124
AMERISAFE Inc	1,632	95,929
Ames National Corp	2,523	69,786
Anworth Mortgage Asset Corp REIT	30,492	150,021
Apollo Commercial Real Estate Finance Inc REIT	22,376	366,295
Ares Commercial Real Estate Corp REIT	8,416	106,042
Argo Group International Holdings Ltd	9,189	518,443
Arlington Asset Investment Corp ‘A’	6,670	98,649
Armada Hoffler Properties Inc REIT	1,377	18,452
ARMOUR Residential REIT Inc	11,403	257,024
Arrow Financial Corp	3,563	116,966
Arthur J Gallagher & Co	50,900	2,589,283
Ashford Hospitality Prime Inc REIT	7,404	104,396
Ashford Hospitality Trust Inc REIT	24,887	146,584
Aspen Insurance Holdings Ltd (Bermuda)	95,580	4,453,072
Associated Capital Group Inc ‘A’	1,283	45,495
Astoria Financial Corp	29,207	426,422
Atlantic Capital Bancshares Inc *	4,489	67,245
Atlas Financial Holdings Inc *	1,691	26,667
Baldwin & Lyons Inc ‘B’	3,219	82,503
Banc of California Inc	4,539	79,251
BancFirst Corp	2,482	179,970
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,646	271,824
BancorpSouth Inc	27,428	636,330
Bank Mutual Corp	13,179	101,215
Bank of Marin Bancorp	1,852	92,100
BankFinancial Corp	4,972	63,144
Bankwell Financial Group Inc	1,497	35,464
Banner Corp	9,424	412,206
Bar Harbor Bankshares	1,863	68,409
BBX Capital Corp ‘A’ *	1,088	22,445
Bear State Financial Inc	5,580	51,280
Beneficial Bancorp Inc	22,071	324,664
Berkshire Hills Bancorp Inc	9,521	263,827
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,316	24,109
Blue Hills Bancorp Inc	7,266	109,135
Bluerock Residential Growth REIT Inc	5,788	75,244
BNC Bancorp	101,797	2,475,703
BofI Holding Inc *	1,173	26,275
Boston Private Financial Holdings Inc	26,297	337,391
Brandywine Realty Trust REIT	236,800	3,698,816

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Bridge Bancorp Inc	5,303	$151,613
Brookline Bancorp Inc	22,483	274,068
Bryn Mawr Bank Corp	5,423	173,482
BSB Bancorp Inc *	2,517	58,973
C&F Financial Corp	993	42,778
Calamos Asset Management Inc ‘A’	4,509	30,751
California First National Bancorp	582	8,125
Camden National Corp	3,225	153,962
Capital Bank Financial Corp ‘A’	3,110	99,862
Capital City Bank Group Inc	3,292	48,623
Capitol Federal Financial Inc	40,688	572,480
Capstead Mortgage Corp REIT	30,137	284,192
Cardinal Financial Corp	9,318	243,107
Carolina Financial Corp	3,308	73,901
Cascade Bancorp *	9,517	57,673
Cass Information Systems Inc	1,479	83,785
CatchMark Timber Trust Inc ‘A’ REIT	12,136	141,870
Cathay General Bancorp	23,459	722,068
CBL & Associates Properties Inc REIT	53,907	654,431
Cedar Realty Trust Inc REIT	26,215	188,748
CenterState Banks Inc	14,767	261,819
Central Pacific Financial Corp	9,574	241,169
Central Valley Community Bancorp	2,674	42,410
Century Bancorp Inc ‘A’	723	32,766
Charter Financial Corp	3,978	51,237
Chatham Lodging Trust REIT	11,903	229,133
Chemical Financial Corp	121,627	5,367,400
Chemung Financial Corp	951	27,570
Chesapeake Lodging Trust REIT	13,910	318,539
Citizens & Northern Corp	3,756	82,519
Citizens Inc *	15,182	142,104
City Holding Co	4,413	221,930
City Office REIT Inc	1,214	15,454
Clifton Bancorp Inc	6,889	105,333
CNB Financial Corp	4,455	94,268
CNO Financial Group Inc	57,468	877,536
CoBiz Financial Inc	10,591	140,966
Codorus Valley Bancorp Inc	2,375	51,965
Colony Capital Inc ‘A’ REIT	36,055	657,283
Colony Starwood Homes REIT	20,596	591,105
Columbia Banking System Inc	122,199	3,998,351
Community Bank System Inc	13,517	650,303
Community Healthcare Trust Inc REIT	3,958	86,759
Community Trust Bancorp Inc	4,831	179,278
CommunityOne Bancorp *	3,723	51,526
ConnectOne Bancorp Inc	9,263	167,290
Consolidated-Tomoka Land Co	175	8,958
CorEnergy Infrastructure Trust Inc REIT	3,964	116,264
County Bancorp Inc	463	9,265
Cousins Properties Inc REIT	66,146	690,564
Cowen Group Inc ‘A’ *	30,861	112,025
CU Bancorp *	4,600	104,926
Customers Bancorp Inc *	4,707	118,428
CVB Financial Corp	32,322	569,190
CYS Investments Inc REIT	47,835	417,121
DiamondRock Hospitality Co REIT	64,024	582,618
Dime Community Bancshares Inc	10,154	170,181
Donegal Group Inc ‘A’	3,015	48,572
Dynex Capital Inc REIT	13,735	101,914
Eagle Bancorp Inc *	2,155	106,306
Easterly Government Properties Inc REIT	9,944	189,732
Education Realty Trust Inc REIT	20,348	877,813
EMC Insurance Group Inc	2,910	78,366
Employers Holdings Inc	9,633	287,352
Encore Capital Group Inc *	7,554	169,814
Endurance Specialty Holdings Ltd	21,891	1,432,766
Enova International Inc *	8,434	81,641
Enstar Group Ltd * (Bermuda)	3,630	597,026
Enterprise Bancorp Inc	2,991	83,748
Enterprise Financial Services Corp	6,160	192,500

	Shares	Value
Equity Bancshares Inc ‘A’ *	1,589	$41,219
ESSA Bancorp Inc	2,513	34,755
EverBank Financial Corp	207,469	4,016,600
Farmers Capital Bank Corp	2,320	68,765
Farmers National Banc Corp	7,552	81,411
Farmland Partners Inc REIT	3,697	41,406
FBL Financial Group Inc ‘A’	3,256	208,286
FBR & Co	2,062	27,301
FCB Financial Holdings Inc ‘A’ *	9,561	367,429
Federal Agricultural Mortgage Corp ‘C’	2,798	110,521
Federated National Holding Co	4,028	75,283
FelCor Lodging Trust Inc REIT	5,516	35,468
Fidelity & Guaranty Life	4,067	94,314
Fidelity Southern Corp	6,575	120,914
Financial Institutions Inc	4,376	118,633
First BanCorp *	37,768	196,394
First Bancorp Inc	3,295	78,981
First Bancorp NC	6,083	120,383
First Busey Corp	9,797	221,412
First Business Financial Services Inc	2,681	63,004
First Citizens BancShares Inc ‘A’	2,392	702,985
First Commonwealth Financial Corp	28,355	286,102
First Community Bancshares Inc	4,863	120,602
First Community Financial Partners Inc *	4,111	39,137
First Connecticut Bancorp Inc	3,652	64,969
First Defiance Financial Corp	2,900	129,456
First Financial Bancorp	19,705	430,357
First Financial Bankshares Inc	7,666	279,349
First Financial Corp	3,165	128,752
First Financial Northwest Inc	2,722	38,571
First Foundation Inc *	2,825	69,693
First Horizon National Corp	47,200	718,856
First Industrial Realty Trust Inc REIT	28,685	809,491
First Internet Bancorp	1,625	37,521
First Interstate BancSystem Inc ‘A’	6,340	199,773
First Merchants Corp	12,968	346,894
First Mid-Illinois Bancshares Inc	2,503	68,232
First Midwest Bancorp Inc	25,345	490,679
First NBC Bank Holding Co *	5,209	49,173
First Northwest Bancorp *	3,443	46,446
First Potomac Realty Trust REIT	18,050	165,158
Flagstar Bancorp Inc *	6,692	185,703
Flushing Financial Corp	8,783	208,333
FNB Corp	67,116	825,527
FNFV Group *	21,126	263,652
Forestar Group Inc *	9,726	113,891
Four Corners Property Trust Inc REIT	4,226	90,141
Franklin Financial Network Inc *	2,222	83,103
Franklin Street Properties Corp REIT	32,951	415,183
FRP Holdings Inc *	1,888	58,660
Fulton Financial Corp	54,493	791,238
GAIN Capital Holdings Inc	9,922	61,318
GAMCO Investors Inc ‘A’	976	27,787
Genworth Financial Inc ‘A’ *	109,588	543,556
German American Bancorp Inc	13,027	507,141
Getty Realty Corp REIT	8,274	197,997
Glacier Bancorp Inc	24,050	685,906
Gladstone Commercial Corp REIT	6,503	121,151
Global Indemnity PLC *	2,733	81,170
Global Medical REIT Inc	2,430	23,717
Global Net Lease Inc REIT	54,146	441,831
Government Properties Income Trust REIT	21,789	492,867
Gramercy Property Trust REIT	114,111	1,100,030
Great Ajax Corp REIT	4,620	63,063
Great Southern Bancorp Inc	3,443	140,130
Great Western Bancorp Inc	18,940	631,081
Green Bancorp Inc *	6,449	70,488
Greene County Bancorp Inc	415	6,918
Greenhill & Co Inc	2,182	51,430
Greenlight Capital Re Ltd ‘A’ *	9,257	189,213

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Griffin Industrial Realty Inc	246	$7,796
Guaranty Bancorp	4,557	81,342
Hallmark Financial Services Inc *	4,983	51,275
Hancock Holding Co	24,647	799,302
Hanmi Financial Corp	9,873	260,055
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	12,722	297,313
HarborOne Bancorp Inc *	4,267	67,248
HCI Group Inc	2,968	90,108
Healthcare Realty Trust Inc REIT	36,227	1,233,892
Heartland Financial USA Inc	6,975	251,588
Heritage Commerce Corp	7,464	81,656
Heritage Financial Corp	9,354	167,904
Heritage Insurance Holdings Inc	9,101	131,145
Heritage Oaks Bancorp	7,221	59,212
Hersha Hospitality Trust REIT	12,461	224,547
Hilltop Holdings Inc *	23,959	538,119
Hingham Institution for Savings	223	30,886
Home Bancorp Inc	1,523	42,644
HomeStreet Inc *	7,594	190,306
HomeTrust Bancshares Inc *	5,272	97,532
Hope Bancorp Inc	40,577	704,823
Horace Mann Educators Corp	13,017	477,073
Horizon Bancorp	4,156	122,103
Hudson Pacific Properties Inc REIT	29,695	976,075
IBERIABANK Corp	12,963	870,077
Impac Mortgage Holdings Inc *	2,513	33,146
Independence Holding Co	2,250	38,655
Independence Realty Trust Inc REIT	12,808	115,272
Independent Bank Corp MA	8,244	445,918
Independent Bank Corp MI	6,656	112,020
Independent Bank Group Inc	3,529	155,876
Infinity Property & Casualty Corp	3,400	280,942
InfraREIT Inc *	12,358	224,174
International Bancshares Corp	17,326	515,968
INTL. FCStone Inc *	4,965	192,890
Invesco Mortgage Capital Inc REIT	36,047	548,996
Investment Technology Group Inc	9,212	157,894
Investors Bancorp Inc	94,542	1,135,449
Investors Real Estate Trust REIT	39,165	233,032
Investors Title Co	443	44,079
James River Group Holdings Ltd	4,685	169,597
Janus Capital Group Inc	45,728	640,649
KCG Holdings Inc ‘A’ *	17,000	264,010
Kearny Financial Corp	29,580	402,584
Kemper Corp	12,783	502,628
Kennedy-Wilson Holdings Inc	13,254	298,878
Kinsale Capital Group Inc	1,799	39,578
Kite Realty Group Trust REIT	26,189	725,959
Ladder Capital Corp REIT	12,415	164,375
Ladenburg Thalmann Financial Services Inc *	28,964	66,907
Lake Sunapee Bank Group	2,435	44,000
Lakeland Bancorp Inc	12,381	173,829
Lakeland Financial Corp	101,491	3,594,811
LaSalle Hotel Properties REIT	33,791	806,591
LCNB Corp	2,630	47,919
LegacyTexas Financial Group Inc	14,159	447,849
LendingClub Corp *	58,049	358,743
Lexington Realty Trust REIT	73,150	753,445
LTC Properties Inc REIT	146,726	7,628,285
Macatawa Bank Corp	8,072	64,495
Mack-Cali Realty Corp REIT	28,420	773,592
Maiden Holdings Ltd	16,473	209,042
MainSource Financial Group Inc	7,308	182,335
Manning & Napier Inc	5,602	39,718
Marlin Business Services Corp	2,658	51,512
MB Financial Inc	23,964	911,591
MBIA Inc *	42,239	329,042
MBT Financial Corp	5,488	49,666

	Shares	Value
Medical Properties Trust Inc REIT	49,863	$736,477
Medley Management Inc ‘A’	1,158	9,739
Mercantile Bank Corp	5,209	139,862
Merchants Bancshares Inc	1,798	58,237
Meridian Bancorp Inc	13,140	204,590
Meta Financial Group Inc	2,630	159,404
MGIC Investment Corp *	109,389	875,112
Middleburg Financial Corp	1,435	40,582
Midland States Bancorp Inc	1,165	29,521
MidWestOne Financial Group Inc	2,692	81,756
Monmouth Real Estate Investment Corp REIT	16,005	228,391
Monogram Residential Trust Inc REIT	53,475	568,974
MTGE Investment Corp REIT	14,661	252,023
MutualFirst Financial Inc	1,636	45,366
National Bankshares Inc	2,144	78,856
National Commerce Corp *	2,676	72,413
National General Holdings Corp	6,885	153,122
National Interstate Corp	1,952	63,499
National Storage Affiliates Trust REIT	10,092	211,326
National Western Life Group Inc ‘A’	762	156,492
Nationstar Mortgage Holdings Inc *	5,874	86,994
NBT Bancorp Inc	13,548	445,323
Nelnet Inc ‘A’	6,525	263,414
New Residential Investment Corp REIT	77,459	1,069,709
New Senior Investment Group Inc REIT	24,430	281,922
New York Mortgage Trust Inc REIT	35,130	211,483
New York REIT Inc	52,535	480,695
NewStar Financial Inc *	7,557	73,378
NexPoint Residential Trust Inc REIT	5,803	114,087
Nicolet Bankshares Inc *	2,419	92,769
NMI Holdings Inc ‘A’ *	15,654	119,283
Northfield Bancorp Inc	12,228	196,871
Northrim BanCorp Inc	2,077	53,483
NorthStar Realty Europe Corp REIT	18,804	205,904
Northwest Bancshares Inc	30,344	476,704
OceanFirst Financial Corp	6,500	125,190
Ocwen Financial Corp *	33,119	121,547
OFG Bancorp	13,801	139,528
Old Line Bancshares Inc	2,568	50,667
Old National Bancorp	42,357	595,539
Old Republic International Corp	154,600	2,724,052
Old Second Bancorp Inc	9,021	74,965
OM Asset Management PLC	3,890	54,110
On Deck Capital Inc *	16,416	93,571
One Liberty Properties Inc REIT	4,134	99,877
OneBeacon Insurance Group Ltd ‘A’	6,362	90,849
Oppenheimer Holdings Inc ‘A’	3,052	43,613
Opus Bank	1,999	70,705
Orchid Island Capital Inc REIT	5,447	56,758
Oritani Financial Corp	11,607	182,462
Orrstown Financial Services Inc	2,187	43,193
Owens Realty Mortgage Inc REIT	3,099	53,675
Pacific Continental Corp	6,009	101,071
Pacific Mercantile Bancorp *	4,666	34,388
Pacific Premier Bancorp Inc *	5,610	148,441
Park National Corp	4,108	394,368
Park Sterling Corp	11,294	91,707
Parkway Properties Inc/Md REIT	25,625	435,881
Peapack Gladstone Financial Corp	5,064	113,484
Pebblebrook Hotel Trust REIT	22,906	609,300
Penns Woods Bancorp Inc	1,478	65,712
Pennsylvania REIT	15,505	357,080
PennyMac Financial Services Inc ‘A’ *	1,725	29,342
PennyMac Mortgage Investment Trust REIT	21,853	340,470
People’s Utah Bancorp	4,076	82,947
Peoples Bancorp Inc	48,594	1,194,926
Peoples Financial Services Corp	2,017	82,213
PHH Corp *	16,770	242,327
Physicians Realty Trust REIT	21,032	453,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Pinnacle Financial Partners Inc	11,791	$637,657
Piper Jaffray Cos *	4,564	220,441
PJT Partners Inc ‘A’	5,637	153,721
PRA Group Inc *	14,713	508,187
Preferred Apartment Communities Inc ‘A’ REIT	6,896	93,165
Preferred Bank	3,812	136,279
Premier Financial Bancorp Inc	2,596	44,495
PrivateBancorp Inc	24,912	1,143,959
Prosperity Bancshares Inc	21,229	1,165,260
Provident Bancorp Inc *	1,208	18,845
Provident Financial Holdings Inc	2,035	39,805
Provident Financial Services Inc	19,584	415,768
Pzena Investment Management Inc ‘A’	1,950	15,015
QCR Holdings Inc	3,896	123,659
Radian Group Inc	68,982	934,706
RAIT Financial Trust REIT	28,098	94,971
Ramco-Gershenson Properties Trust REIT	25,030	469,062
RE/MAX Holdings Inc ‘A’	5,631	246,525
Redwood Trust Inc REIT	24,479	346,623
Regional Management Corp *	3,097	67,050
Renasant Corp	13,115	441,057
Republic Bancorp Inc ‘A’	3,062	95,167
Republic First Bancorp Inc *	10,402	42,752
Resource Capital Corp REIT	9,782	125,307
Retail Opportunity Investments Corp REIT	9,554	209,806
Rexford Industrial Realty Inc REIT	12,879	294,800
RLI Corp	2,246	153,537
RLJ Lodging Trust REIT	38,554	810,791
S&T Bancorp Inc	11,062	320,687
Sabra Health Care REIT Inc	17,186	432,743
Safeguard Scientifics Inc *	5,922	76,749
Safety Insurance Group Inc	4,498	302,356
Sandy Spring Bancorp Inc	7,558	231,124
Saul Centers Inc REIT	200	13,320
Seacoast Banking Corp of Florida *	9,407	151,359
Select Income REIT	20,102	540,744
Selective Insurance Group Inc	17,209	685,951
Seritage Growth Properties ‘A’ REIT	7,881	399,409
Shore Bancshares Inc	3,857	45,435
SI Financial Group Inc	3,352	44,246
Sierra Bancorp	3,648	68,436
Silver Bay Realty Trust Corp REIT	10,685	187,308
Simmons First National Corp ‘A’	9,385	468,312
South State Corp	7,403	555,521
Southern First Bancshares Inc *	1,871	51,602
Southern Missouri Bancorp Inc	1,902	47,360
Southern National Bancorp of Virginia Inc	3,401	44,383
Southside Bancshares Inc	7,853	252,710
Southwest Bancorp Inc	5,684	107,939
State Auto Financial Corp	4,957	118,026
State Bank Financial Corp	11,045	252,047
State National Cos Inc	9,500	105,640
Sterling Bancorp	40,115	702,013
Stewart Information Services Corp	7,115	316,262
Stifel Financial Corp *	20,451	786,341
Stock Yards Bancorp Inc	6,861	226,139
Stonegate Bank	3,684	124,335
Stratus Properties Inc *	1,888	46,067
Suffolk Bancorp	3,629	126,180
Summit Financial Group Inc	2,539	48,647
Summit Hotel Properties Inc REIT	27,604	363,269
Sun Bancorp Inc	3,337	76,951
Sunstone Hotel Investors Inc REIT	174,208	2,228,120
Terreno Realty Corp REIT	10,401	286,132
Territorial Bancorp Inc	2,407	68,985
Texas Capital Bancshares Inc *	13,552	744,276
The Bancorp Inc *	11,590	74,408
The First of Long Island Corp	27,412	908,708
The GEO Group Inc REIT	18,449	438,717

	Shares	Value
The Hanover Insurance Group Inc	39,000	$2,941,380
The Navigators Group Inc	3,560	345,035
The St Joe Co *	16,132	296,506
Third Point Reinsurance Ltd * (Bermuda)	19,764	237,168
Tier REIT Inc	15,040	232,218
Tiptree Financial Inc ‘A’	7,088	42,103
Tompkins Financial Corp	4,630	353,778
Towne Bank	17,764	426,869
TriCo Bancshares	6,511	174,299
Trinity Place Holdings Inc *	6,087	59,531
TriState Capital Holdings Inc *	7,158	115,602
Triumph Bancorp Inc *	5,087	100,926
TrustCo Bank Corp	183,785	1,303,036
Trustmark Corp	21,266	586,091
UMB Financial Corp	14,191	843,655
UMH Properties Inc REIT	5,034	60,005
Umpqua Holdings Corp	70,124	1,055,366
Union Bankshares Corp	13,915	372,505
United Bankshares Inc	20,690	779,392
United Community Banks Inc	21,971	461,830
United Community Financial Corp	13,655	97,087
United Development Funding IV REIT +	10,585	33,872
United Financial Bancorp Inc	15,920	220,333
United Fire Group Inc	6,978	295,309
United Insurance Holdings Corp	1,542	26,183
Universal Insurance Holdings Inc	2,800	70,560
Univest Corp of Pennsylvania	7,673	179,241
Validus Holdings Ltd	60,890	3,033,540
Valley National Bancorp	79,082	769,468
Veritex Holdings Inc *	1,763	30,659
Virtu Financial Inc ‘A’	127	1,901
Virtus Investment Partners Inc	1,816	177,714
Waddell & Reed Financial Inc ‘A’	22,745	413,049
Walker & Dunlop Inc *	8,809	222,515
Walter Investment Management Corp *	8,201	33,296
Washington REIT	15,145	471,312
Washington Federal Inc	28,835	769,318
Washington Prime Group Inc REIT	46,479	575,410
Washington Trust Bancorp Inc	22,874	919,992
WashingtonFirst Bankshares Inc	2,637	64,897
Waterstone Financial Inc	7,937	134,850
Webster Financial Corp	29,097	1,105,977
WesBanco Inc	12,522	411,723
West Bancorporation Inc	4,953	97,079
Westamerica Bancorporation	7,658	389,639
Western Asset Mortgage Capital Corp REIT	12,773	133,095
Westfield Financial Inc	4,368	33,415
Whitestone REIT	8,271	114,801
Wintrust Financial Corp	16,285	904,957
World Acceptance Corp *	1,892	92,784
WSFS Financial Corp	9,266	338,116
Xenia Hotels & Resorts Inc REIT	33,082	502,185
Xenith Bankshares Inc *	23,150	53,477
Yadkin Financial Corp	15,894	417,853

		164,126,264

Industrial - 21.3%

AAR Corp	259,148	8,116,515
Actuant Corp ‘A’	9,809	227,961
Advanced Energy Industries Inc *	657	31,089
Aegion Corp *	10,929	208,416
Aerojet Rocketdyne Holdings Inc *	9,304	163,564
Aerovironment Inc *	5,487	133,938
Air Transport Services Group Inc *	12,852	184,426
Alamo Group Inc	2,339	154,117
Albany International Corp ‘A’	7,724	327,343
Altra Industrial Motion Corp	1,367	39,602
American Railcar Industries Inc	2,485	103,053
American Superconductor Corp *	3,617	25,355
Ampco-Pittsburgh Corp	2,646	29,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Applied Industrial Technologies Inc	6,332	$295,958
Applied Optoelectronics Inc *	5,219	115,914
AptarGroup Inc	14,730	1,140,249
ArcBest Corp	7,827	148,870
Ardmore Shipping Corp (Ireland)	8,992	63,304
Argan Inc	7,200	426,168
Armstrong Flooring Inc *	87,573	1,653,378
Astec Industries Inc	99,972	5,985,324
Atkore International Group Inc *	1,575	29,515
Atlas Air Worldwide Holdings Inc *	7,660	328,001
AVX Corp	14,771	203,692
Babcock & Wilcox Enterprises Inc *	14,571	240,421
Barnes Group Inc	15,714	637,203
Bel Fuse Inc ‘B’	2,773	66,940
Benchmark Electronics Inc *	15,764	393,312
Boise Cascade Co *	1,965	49,911
Brady Corp ‘A’	3,524	121,966
Briggs & Stratton Corp	13,462	251,066
Carlisle Cos Inc	47,500	4,872,075
Casella Waste Systems Inc ‘A’ *	12,229	125,959
CECO Environmental Corp	9,250	104,340
Celadon Group Inc	8,682	75,881
Chart Industries Inc *	9,734	319,567
CIRCOR International Inc	5,107	304,173
Columbus McKinnon Corp	6,208	110,751
Control4 Corp *	6,504	79,869
Costamare Inc (Greece)	8,297	75,835
Covenant Transportation Group Inc ‘A’ *	3,765	72,777
CTS Corp	9,824	182,726
Cubic Corp	63,072	2,952,400
Curtiss-Wright Corp	3,841	349,954
DHT Holdings Inc	30,120	126,203
Dorian LPG Ltd *	7,804	46,824
Drew Industries Inc	43,500	4,263,870
Ducommun Inc *	3,385	77,313
DXP Enterprises Inc *	4,122	116,199
Dynamic Materials Corp	4,354	46,414
Echo Global Logistics Inc *	1,240	28,594
Electro Scientific Industries Inc *	8,361	47,156
EMCOR Group Inc	77,079	4,595,450
Encore Wire Corp	6,441	236,836
EnerSys	73,598	5,092,246
ESCO Technologies Inc	8,074	374,795
Esterline Technologies Corp *	39,018	2,966,929
FARO Technologies Inc *	3,939	141,607
Federal Signal Corp	19,313	256,090
Franklin Electric Co Inc	31,059	1,264,412
FreightCar America Inc	3,864	55,564
Frontline Ltd (Norway)	20,725	148,598
GasLog Ltd (Monaco)	12,811	186,400
GATX Corp	12,920	575,586
Gencor Industries Inc *	2,337	27,997
Gener8 Maritime Inc *	12,624	64,635
General Cable Corp	1,178	17,646
Gentex Corp	92,500	1,624,300
Gerresheimer AG (Germany)	87,500	7,439,510
Gibraltar Industries Inc *	79,826	2,965,536
Global Brass & Copper Holdings Inc	626	18,085
Golar LNG Ltd (NOTC) (Bermuda)	28,238	598,646
GoPro Inc ‘A’ *	32,161	536,445
Graham Corp	3,170	60,547
Granite Construction Inc	82,382	4,097,681
Greif Inc ‘A’	8,245	408,870
Greif Inc ‘B’	1,776	107,608
Griffon Corp	73,809	1,255,491
Handy & Harman Ltd *	917	19,294
Hardinge Inc	3,599	40,057
Harsco Corp	25,550	253,711
Haynes International Inc	3,964	147,104
Heritage-Crystal Clean Inc *	2,001	26,573

	Shares	Value
Hill International Inc *	6,639	$30,606
Hillenbrand Inc	35,800	1,132,712
Hornbeck Offshore Services Inc *	10,844	59,642
Hub Group Inc ‘A’ *	777	31,671
Hurco Cos Inc	2,031	57,010
Hyster-Yale Materials Handling Inc	2,115	127,175
II-VI Inc *	13,653	332,177
Insteel Industries Inc	24,500	887,880
Joy Global Inc	31,214	865,876
Kadant Inc	2,862	149,139
Kaman Corp	7,744	340,116
KapStone Paper & Packaging Corp	25,625	484,825
Kennametal Inc	25,232	732,233
Kimball Electronics Inc *	9,016	124,962
KLX Inc *	16,815	591,888
Knight Transportation Inc	1,513	43,408
Knowles Corp *	28,165	395,718
Kratos Defense & Security Solutions Inc *	15,621	107,629
Lawson Products Inc *	519	9,202
Layne Christensen Co *	5,559	47,307
Lindsay Corp	28,519	2,109,836
Louisiana-Pacific Corp *	3,135	59,032
LSB Industries Inc *	6,445	55,298
LSI Industries Inc	6,640	74,567
Marten Transport Ltd	7,288	153,048
Matson Inc	7,620	303,886
Methode Electronics Inc	982	34,341
Milacron Holdings Corp *	695	11,092
Moog Inc ‘A’ *	9,225	549,256
MSA Safety Inc	37,899	2,199,658
Mueller Industries Inc	140,433	4,552,838
Mueller Water Products Inc ‘A’	194,700	2,443,485
MYR Group Inc *	4,578	137,798
National Presto Industries Inc	1,243	109,123
Navios Maritime Acquisition Corp	25,305	34,162
NL Industries Inc *	2,221	8,729
NN Inc	8,307	151,603
Nordic American Tankers Ltd	27,569	278,723
Novanta Inc *	7,498	130,090
NV5 Global Inc *	617	19,935
NVE Corp	541	31,887
Olympic Steel Inc	2,921	64,554
Orion Group Holdings Inc *	7,212	49,402
OSI Systems Inc *	5,548	362,728
Overseas Shipholding Group Inc ‘A’	12,044	127,305
PAM Transportation Services Inc *	736	14,735
Park Electrochemical Corp	6,301	109,448
Park-Ohio Holdings Corp	2,695	98,233
Plexus Corp *	10,603	496,008
Powell Industries Inc	2,827	113,221
Power Solutions International Inc *	450	4,613
Quanex Building Products Corp	10,000	172,600
Radiant Logistics Inc *	4,700	13,348
Raven Industries Inc	4,409	101,539
Regal Beloit Corp	16,700	993,483
Rexnord Corp *	6,123	131,093
Roadrunner Transportation Systems Inc *	9,759	77,877
Rofin-Sinar Technologies Inc *	8,591	276,458
Rogers Corp *	11,436	698,511
Saia Inc *	108,803	3,259,738
Sanmina Corp *	23,176	659,821
Scorpio Bulkers Inc *	18,245	63,128
Scorpio Tankers Inc (Monaco)	52,390	242,566
Ship Finance International Ltd (Norway)	18,242	268,705
Simpson Manufacturing Co Inc	104,802	4,606,048
Sparton Corp *	2,763	72,556
SPX Corp *	13,023	262,283
SPX FLOW Inc *	11,487	355,178
Standex International Corp	953	88,505
Sun Hydraulics Corp	749	24,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Tech Data Corp *	11,011	$932,742
Teekay Corp (Bermuda)	14,846	114,463
Teekay Tankers Ltd ‘A’ (Bermuda)	37,175	94,053
Teledyne Technologies Inc *	7,656	826,312
Tennant Co	358	23,198
Tetra Tech Inc	15,161	537,761
The Gorman-Rupp Co	813	20,821
The Greenbrier Cos Inc	8,627	304,533
The Manitowoc Co Inc	40,543	194,201
Tidewater Inc	16,107	45,422
TimkenSteel Corp	12,344	128,995
TopBuild Corp *	10,612	352,318
TRC Cos Inc *	6,354	55,089
Tredegar Corp	8,019	149,073
TriMas Corp *	14,344	266,942
Triumph Group Inc	15,731	438,580
TTM Technologies Inc *	22,995	263,293
Tutor Perini Corp *	10,192	218,822
UFP Technologies Inc *	2,008	53,212
Universal Forest Products Inc	35,919	3,537,662
Universal Logistics Holdings Inc	991	13,299
USA Truck Inc *	2,817	28,846
Vicor Corp *	767	8,897
Vishay Intertechnology Inc	42,719	601,911
Vishay Precision Group Inc *	3,891	62,373
VSE Corp	2,896	98,435
Watts Water Technologies Inc ‘A’	28,438	1,843,920
Werner Enterprises Inc	14,226	331,039
Willis Lease Finance Corp *	1,370	32,565
XPO Logistics Inc *	31,024	1,137,650
YRC Worldwide Inc *	8,153	100,445
ZAGG Inc *	7,758	62,840

		118,566,173

Technology - 5.3%

Actua Corp *	11,497	148,886
Acxiom Corp *	12,723	339,068
Advanced Micro Devices Inc *	123,854	855,831
Agilysys Inc *	4,684	52,086
Alpha & Omega Semiconductor Ltd *	5,890	127,931
Ambarella Inc *	6,085	447,917
Amkor Technology Inc *	30,610	297,529
Avid Technology Inc *	4,178	33,173
Axcelis Technologies Inc *	9,444	125,416
Bottomline Technologies de Inc *	1,643	38,298
Brooks Automation Inc	21,511	292,765
Cabot Microelectronics Corp	6,488	343,280
CACI International Inc ‘A’ *	7,731	780,058
Cavium Inc *	2,614	152,135
Cogint Inc *	4,837	24,620
Cohu Inc	164,419	1,930,279
Convergys Corp	14,204	432,086
Datalink Corp *	5,825	61,803
Diebold Inc	14,482	359,009
Digi International Inc *	8,374	95,464
Digimarc Corp *	196	7,517
Diodes Inc *	12,109	258,406
DSP Group Inc *	6,907	82,953
Eastman Kodak Co *	875	13,125
EMCORE Corp	8,185	46,654
Engility Holdings Inc *	5,874	185,031
Entegris Inc *	16,869	293,858
Epiq Systems Inc	4,465	73,628
Everyday Health Inc *	5,908	45,433
Evolent Health Inc ‘A’ *	4,960	122,115
Exar Corp *	11,119	103,518
FormFactor Inc *	9,434	102,359
GigPeak Inc *	17,080	40,138
Glu Mobile Inc *	32,675	73,192
Immersion Corp *	6,026	49,172

	Shares	Value
Impinj Inc *	691	$25,857
InnerWorkings Inc *	1,130	10,645
Insight Enterprises Inc *	11,697	380,737
Intersil Corp ‘A’	42,243	926,389
InvenSense Inc *	25,792	191,377
IXYS Corp	7,672	92,448
Kopin Corp *	19,590	42,706
ManTech International Corp ‘A’	7,876	296,846
Maxwell Technologies Inc *	9,883	50,996
Mentor Graphics Corp	155,612	4,114,381
Mercury Systems Inc *	11,437	281,007
MicroStrategy Inc ‘A’ *	1,422	238,100
MKS Instruments Inc	104,249	5,184,303
MTS Systems Corp	277	12,750
Nanometrics Inc *	1,513	33,800
NCI Inc ‘A’	1,977	22,874
NetScout Systems Inc *	76,132	2,226,861
Park City Group Inc *	256	3,021
PDF Solutions Inc *	709	12,883
pdvWireless Inc *	3,140	71,906
Photronics Inc *	212,261	2,188,411
Progress Software Corp *	13,764	374,381
QAD Inc ‘A’	2,967	66,401
Radisys Corp *	1,506	8,050
Rambus Inc *	25,761	322,012
Rosetta Stone Inc *	1,295	10,982
Rudolph Technologies Inc *	9,510	168,707
SecureWorks Corp ‘A’ *	1,278	15,988
Sigma Designs Inc *	10,923	85,090
Silicon Graphics International Corp *	1,867	14,376
Silver Spring Networks Inc *	662	9,387
Stratasys Ltd *	8,228	198,212
Super Micro Computer Inc *	9,656	225,661
Sykes Enterprises Inc *	12,492	351,400
SYNNEX Corp	9,292	1,060,310
Tangoe Inc *	8,731	72,031
Tessera Technologies Inc	5,387	207,076
The ExOne Co *	3,166	48,186
The KEYW Holding Corp *	11,341	125,205
Ultra Clean Holdings Inc *	9,770	72,396
Ultratech Inc *	6,359	146,766
Unisys Corp *	5,894	57,408
USA Technologies Inc *	1,856	10,403
Veeco Instruments Inc *	12,645	248,221
Verint Systems Inc *	19,841	746,617
Vocera Communications Inc *	2,651	44,802
Xcerra Corp *	16,631	100,784

		29,633,883

Utilities - 5.8%

ALLETE Inc	15,661	933,709
Ameresco Inc ‘A’ *	7,729	40,655
American States Water Co	3,976	159,239
Artesian Resources Corp ‘A’	2,440	69,638
Atlantic Power Corp	40,205	99,306
Atlantica Yield PLC (Spain)	18,833	358,015
Avista Corp	19,903	831,746
Black Hills Corp	16,316	998,866
California Water Service Group	6,320	202,809
Chesapeake Utilities Corp	4,130	252,178
Connecticut Water Service Inc	17,845	887,432
Consolidated Water Co Ltd (Cayman)	4,549	52,859
Delta Natural Gas Co Inc	2,122	50,610
Dynegy Inc *	37,221	461,168
El Paso Electric Co	12,684	593,231
EnerNOC Inc *	1,161	6,281
Genie Energy Ltd ‘B’ *	3,873	22,851
IDACORP Inc	106,516	8,338,073
MGE Energy Inc	5,895	333,126
Middlesex Water Co	744	26,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
New Jersey Resources Corp	24,794	$814,731
Northwest Natural Gas Co	8,455	508,230
NorthWestern Corp	15,362	883,776
NRG Yield Inc ‘A’	11,297	184,367
NRG Yield Inc ‘C’	19,973	338,742
ONE Gas Inc	16,454	1,017,515
Ormat Technologies Inc	6,659	322,362
Otter Tail Corp	12,049	416,775
PNM Resources Inc	25,242	825,918
Portland General Electric Co	28,379	1,208,662
SJW Corp	5,180	226,262
South Jersey Industries Inc	25,122	742,355
Southwest Gas Corp	13,465	940,665
Spire Inc	113,142	7,211,671
Talen Energy Corp *	27,358	378,908
The Empire District Electric Co	13,808	471,405
The York Water Co	462	13,703
Unitil Corp	4,405	172,059
WGL Holdings Inc	15,102	946,895

		32,343,012

Total Common Stocks (Cost $466,747,511)		536,958,097

	Principal Amount

CORPORATE BONDS & NOTES - 0.4%

Energy - 0.4%

Unit Corp 6.625% due 05/15/21	$2,268,000	1,939,140

Total Corporate Bonds & Notes (Cost $2,120,565)		1,939,140

SHORT-TERM INVESTMENTS - 3.4%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/2016, repurchase price of $15,965,139; collateralized by U.S. Treasury Notes: 1.125% - 1.375% due 02/29/20 - 03/31/20 and value $16,286,094)	15,965,099	15,965,099

U.S. Government Agency Issue - 0.5%

Federal Home Loan Bank 0.101% due 10/03/16	3,040,000	3,040,000

Total Short-Term Investments (Cost $19,005,082)		19,005,099

TOTAL INVESTMENTS - 100.1% (Cost $487,873,158)		557,977,650

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(307,895)

NET ASSETS - 100.0%		$557,669,755

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $109,186 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2016, the amount of $177,800 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/16)	23	$42,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$75,314	$-	$-	$75,314
	Common Stocks
	Basic Materials	38,486,919	38,486,919	-	-
	Communications	14,937,903	14,937,903	-	-
	Consumer, Cyclical	46,880,257	46,880,257	-	-
	Consumer, Non-Cyclical	61,244,177	60,474,257	769,920	-
	Diversified	12,922	12,922	-	-
	Energy	30,726,587	28,022,593	2,703,994	-
	Financial	164,126,264	164,092,392	-	33,872
	Industrial	118,566,173	111,126,663	7,439,510	-
	Technology	29,633,883	29,633,883	-	-
	Utilities	32,343,012	32,343,012	-	-

	Total Common Stocks	536,958,097	526,010,801	10,913,424	33,872

	Corporate Bonds & Notes	1,939,140	-	1,939,140	-
	Short-Term Investments	19,005,099	-	19,005,099	-
	Derivatives:
	Equity Contracts
	Futures	42,827	42,827	-	-

	Total	$558,020,477	$526,053,628	$31,857,663	$109,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$323

Total Warrants (Cost $0)		323

COMMON STOCKS - 99.5%

Basic Materials - 0.7%

Minerals Technologies Inc	42,580	3,009,980

Communications - 14.9%

8x8 Inc *	16,393	252,944
Acacia Communications Inc *	31,589	3,262,512
Cogent Communications Holdings Inc	46,667	1,717,812
DigitalGlobe Inc *	169,601	4,664,027
Etsy Inc *	374,962	5,354,457
Gigamon Inc *	85,401	4,679,975
GoDaddy Inc ‘A’ *	84,374	2,913,434
GrubHub Inc *	198,216	8,521,306
Match Group Inc *	211,599	3,764,346
Shopify Inc ‘A’ * (Canada)	144,199	6,189,021
Shutterstock Inc *	77,023	4,906,365
Stamps.com Inc *	25,372	2,397,908
The Trade Desk Inc ‘A’ *	8,950	261,430
Wayfair Inc ‘A’ *	73,243	2,883,577
Wix.com Ltd * (Israel)	191,753	8,327,833
Zendesk Inc *	211,891	6,507,173

		66,604,120

Consumer, Cyclical - 11.6%

Beacon Roofing Supply Inc *	194,692	8,190,693
Burlington Stores Inc *	65,918	5,340,676
Dave & Buster’s Entertainment Inc *	168,346	6,595,796
Five Below Inc *	109,177	4,398,741
iRobot Corp *	83,217	3,659,884
Ollie’s Bargain Outlet Holdings Inc *	105,114	2,755,038
Panera Bread Co ‘A’ *	11,744	2,286,792
Planet Fitness Inc ‘A’ *	278,995	5,599,430
Pool Corp	44,546	4,210,488
Shake Shack Inc ‘A’ *	36,517	1,266,044
SiteOne Landscape Supply Inc *	9,147	328,652
Universal Electronics Inc *	30,855	2,297,463
Vail Resorts Inc	15,942	2,500,981
Watsco Inc	17,710	2,495,339

		51,926,017

Consumer, Non-Cyclical - 35.0%

ABIOMED Inc *	54,206	6,969,807
ACADIA Pharmaceuticals Inc *	130,450	4,149,615
Agios Pharmaceuticals Inc *	65,004	3,433,511
ARIAD Pharmaceuticals Inc *	325,831	4,460,626
Bio-Techne Corp	31,169	3,413,006
Blue Buffalo Pet Products Inc *	117,182	2,784,244
Calavo Growers Inc	50,302	3,291,260
Cardtronics PLC ‘A’ *	78,987	3,522,820
Charles River Laboratories International Inc *	27,492	2,291,183
Cimpress NV * (Netherlands)	23,571	2,384,914
Cotiviti Holdings Inc *	112,960	3,787,549
elf Beauty Inc *	24,977	702,353
Exact Sciences Corp *	292,304	5,428,085
Exelixis Inc *	496,358	6,348,419
Glaukos Corp *	144,169	5,440,938

	Shares	Value
GW Pharmaceuticals PLC ADR * (United Kingdom)	18,194	$ 2,414,890
HealthEquity Inc *	18,051	683,230
Insperity Inc	27,809	2,020,046
Insulet Corp *	103,846	4,251,455
Integra LifeSciences Holdings Corp *	55,368	4,570,628
LendingTree Inc *	33,411	3,237,860
Live Nation Entertainment Inc *	165,406	4,545,357
MarketAxess Holdings Inc	29,098	4,818,338
Masimo Corp *	39,931	2,375,495
Neurocrine Biosciences Inc *	44,107	2,233,578
Nevro Corp *	75,959	7,929,360
Pacific Biosciences of California Inc *	551,612	4,942,444
Patheon NV *	83,582	2,476,535
Paylocity Holding Corp *	145,004	6,446,878
Penumbra Inc *	96,657	7,344,965
Performance Food Group Co *	189,255	4,693,524
Sage Therapeutics Inc *	73,260	3,373,623
Sarepta Therapeutics Inc *	38,618	2,371,531
Spark Therapeutics Inc *	81,284	4,881,917
TESARO Inc *	69,912	7,007,979
TransUnion *	94,193	3,249,659
Ultragenyx Pharmaceutical Inc *	20,073	1,423,979
VCA Inc *	32,309	2,260,984
Zeltiq Aesthetics Inc *	225,909	8,860,151

		156,822,736

Financial - 4.6%

CoreSite Realty Corp REIT	16,781	1,242,465
CyrusOne Inc REIT	20,982	998,114
Ellie Mae Inc *	71,910	7,572,123
WageWorks Inc *	105,132	6,403,590
Western Alliance Bancorp *	90,807	3,408,895
WisdomTree Investments Inc	106,264	1,093,456

		20,718,643

Industrial - 9.4%

B/E Aerospace Inc	31,867	1,646,249
Belden Inc	84,702	5,843,591
Builders FirstSource Inc *	452,634	5,209,817
Coherent Inc *	20,460	2,261,648
Dycom Industries Inc *	67,927	5,555,070
GasLog Ltd (Monaco)	312,638	4,548,883
HEICO Corp	16,268	1,125,746
IMAX Corp *	115,247	3,338,705
Nordson Corp	50,279	5,009,297
RBC Bearings Inc *	2,352	179,881
TASER International Inc *	183,990	5,263,954
Universal Display Corp *	38,272	2,124,479

		42,107,320

Technology - 22.8%

2U Inc *	181,317	6,942,628
Ambarella Inc *	52,257	3,846,638
Atlassian Corp PLC ‘A’ * (Australia)	163,391	4,896,828
Benefitfocus Inc *	126,612	5,054,351
BroadSoft Inc *	131,257	6,110,013
Callidus Software Inc *	103,678	1,902,491
Cirrus Logic Inc *	144,394	7,674,541
EPAM Systems Inc *	16,337	1,132,318
Fair Isaac Corp	42,034	5,237,016
Five9 Inc *	172,291	2,701,523
HubSpot Inc *	85,637	4,934,404
Inphi Corp *	125,324	5,452,847
Instructure Inc *	92,793	2,354,158
Materialise NV ADR * (Belgium)	121,135	932,740
MaxLinear Inc ‘A’ *	129,810	2,631,249
Medidata Solutions Inc *	20,143	1,123,174
Mellanox Technologies Ltd * (Israel)	25,585	1,106,551
Monolithic Power Systems Inc	55,325	4,453,663

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Nutanix Inc ‘A’ *	39,542	$ 1,463,054
Paycom Software Inc *	159,831	8,012,328
Proofpoint Inc *	82,274	6,158,209
Silicon Motion Technology Corp ADR (Taiwan)	86,357	4,472,429
The Ultimate Software Group Inc *	16,854	3,444,789
Twilio Inc ‘A’ *	26,651	1,715,258
Veeva Systems Inc ‘A’ *	198,785	8,205,845

		101,959,045

Utilities - 0.5%

New Jersey Resources Corp	20,118	661,078
ONE Gas Inc	10,725	663,234
Portland General Electric Co	21,578	919,007

		2,243,319

Total Common Stocks (Cost $380,747,867)		445,391,180

	Principal Amount
SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $3,158,237; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $3,221,513)	$3,158,229	3,158,229

Total Short-Term Investment (Cost $3,158,229)		3,158,229

TOTAL INVESTMENTS - 100.2% (Cost $383,906,096)		448,549,732

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,094,082)

NET ASSETS - 100.0%		$447,455,650

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$323	$-	$323	$-
	Common Stocks	445,391,180	445,391,180	-	-
	Short-Term Investment	3,158,229	-	3,158,229	-

	Total	$448,549,732	$445,391,180	$3,158,552	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,921	$75,949

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	66,197	73,479

Total Rights (Cost $73,478)		149,428

COMMON STOCKS - 98.4%

Basic Materials - 4.0%

A Schulman Inc	18,242	531,207
Aceto Corp	18,003	341,877
AgroFresh Solutions Inc *	13,026	68,908
AK Steel Holding Corp *	148,928	719,322
ALJ Regional Holdings Inc *	13,410	63,027
Allegheny Technologies Inc	68,824	1,243,650
American Vanguard Corp	17,988	288,887
Balchem Corp	19,950	1,546,723
Calgon Carbon Corp	32,756	496,908
Carpenter Technology Corp	29,404	1,213,209
Century Aluminum Co *	31,236	217,090
Chemtura Corp *	40,565	1,330,938
Clearwater Paper Corp *	10,152	656,530
Cliffs Natural Resources Inc *	138,423	809,775
Codexis Inc *	20,325	90,243
Coeur Mining Inc *	101,803	1,204,329
Commercial Metals Co	73,904	1,196,506
CSW Industrials Inc *	9,022	292,223
Deltic Timber Corp	6,874	465,576
Fairmount Santrol Holdings Inc *	49,701	421,464
Ferro Corp *	52,616	726,627
Ferroglobe PLC	42,979	388,100
GCP Applied Technologies Inc *	44,739	1,267,008
Gold Resource Corp	31,430	233,211
Hawkins Inc	6,566	284,505
HB Fuller Co	31,802	1,477,839
Hecla Mining Co	242,484	1,382,159
Ingevity Corp *	26,947	1,242,257
Innophos Holdings Inc	12,186	475,620
Innospec Inc	15,050	915,190
Kaiser Aluminum Corp	7,713	667,097
KMG Chemicals Inc	6,013	170,348
Koppers Holdings Inc *	12,821	412,580
Kraton Corp *	18,137	635,520
Kronos Worldwide Inc	13,358	110,738
Landec Corp *	16,700	223,947
Materion Corp	12,861	394,961
Minerals Technologies Inc	22,057	1,559,209
Neenah Paper Inc	10,406	822,178
Oil-Dri Corp of America	3,006	113,146
Olin Corp	104,886	2,152,261
OMNOVA Solutions Inc *	29,115	245,731
Orchids Paper Products Co	5,653	153,931
PH Glatfelter Co	27,724	601,056
PolyOne Corp	53,166	1,797,542
Quaker Chemical Corp	7,941	841,190
Rayonier Advanced Materials Inc	27,199	363,651
Ryerson Holding Corp *	7,501	84,686
Schnitzer Steel Industries Inc ‘A’	16,482	344,474
Schweitzer-Mauduit International Inc	18,950	730,712
Sensient Technologies Corp	27,874	2,112,849
Stepan Co	12,461	905,416

	Shares	Value
Stillwater Mining Co *	77,960	$1,041,546
The Chemours Co	115,571	1,849,136
Tronox Ltd ‘A’	39,683	371,830
United States Lime & Minerals Inc	1,397	92,202
Univar Inc *	27,215	594,648
US Silica Holdings Inc	40,212	1,872,271
Valhi Inc	15,586	35,848
Worthington Industries Inc	28,323	1,360,354

		44,251,966

Communications - 6.5%

1-800-Flowers.com Inc ‘A’ *	15,443	141,612
8x8 Inc *	56,093	865,515
A10 Networks Inc *	27,817	297,364
Acacia Communications Inc *	3,320	342,890
ADTRAN Inc	30,935	592,096
Aerohive Networks Inc *	15,161	92,330
Angie’s List Inc *	27,080	268,363
ATN International Inc	6,395	415,931
Autobytel Inc *	5,178	92,168
Bankrate Inc *	30,341	257,292
Bazaarvoice Inc *	50,887	300,742
Black Box Corp	9,430	131,077
Blucora Inc *	25,377	284,222
Blue Nile Inc	7,385	254,192
Boingo Wireless Inc *	22,489	231,187
Box Inc ‘A’ *	30,524	481,058
CalAmp Corp *	22,490	313,736
Calix Inc *	25,773	189,432
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	45,565	105,255
ChannelAdvisor Corp *	14,594	188,700
Chegg Inc *	50,286	356,528
Ciena Corp *	86,994	1,896,469
Cincinnati Bell Inc *	131,670	537,214
Clearfield Inc *	6,864	129,043
Cogent Communications Holdings Inc	26,496	975,318
comScore Inc *	30,398	932,003
Comtech Telecommunications Corp	12,992	166,428
Consolidated Communications Holdings Inc	31,350	791,274
Corindus Vascular Robotics Inc *	29,855	33,139
Daily Journal Corp *	771	168,849
DHI Group Inc *	31,399	247,738
DigitalGlobe Inc *	39,951	1,098,652
EarthLink Holdings Corp	63,739	395,182
Endurance International Group Holdings Inc *	36,464	319,060
Entercom Communications Corp ‘A’	15,657	202,602
Entravision Communications Corp ‘A’	39,140	298,638
ePlus Inc *	4,024	379,906
Etsy Inc *	65,903	941,095
Extreme Networks Inc *	61,624	276,692
FairPoint Communications Inc *	13,267	199,403
Finisar Corp *	68,018	2,026,936
FTD Cos Inc *	11,398	234,457
Gannett Co Inc	74,243	864,189
General Communication Inc ‘A’ *	18,921	260,164
Gigamon Inc *	20,558	1,126,578
Global Eagle Entertainment Inc *	28,684	238,364
Global Sources Ltd * (Hong Kong)	4,591	38,932
Globalstar Inc *	236,179	285,777
Gogo Inc *	34,913	385,440
Gray Television Inc *	39,107	405,149
GrubHub Inc *	51,093	2,196,488
GTT Communications Inc *	16,761	394,386
Harmonic Inc *	47,372	280,916
Hawaiian Telcom Holdco Inc *	4,259	95,359
HC2 Holdings Inc *	20,970	114,287
HealthStream Inc *	16,504	455,510
Hemisphere Media Group Inc *	4,858	61,940

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Houghton Mifflin Harcourt Co *	78,404	$1,051,398
IDT Corp ‘B’	10,364	178,675
Infinera Corp *	88,870	802,496
Infoblox Inc *	35,874	945,997
Inteliquent Inc	20,737	334,695
Intelsat SA *	19,697	53,379
InterDigital Inc	21,777	1,724,738
Intralinks Holdings Inc *	24,827	249,760
Iridium Communications Inc *	51,430	417,097
Ixia *	40,411	505,137
KVH Industries Inc *	10,609	93,465
Lands’ End Inc *	10,208	148,016
Liberty Braves Group ‘A *	19,784	343,846
Liberty Braves Group ‘C’ *	5,671	98,959
Liberty Media Group LLC ‘A’ *	14,673	420,381
Liberty Media Group LLC ‘C’ *	29,212	822,026
Limelight Networks Inc *	44,537	83,284
Lionbridge Technologies Inc *	41,184	205,920
Liquidity Services Inc *	14,937	167,892
LogMeIn Inc	15,945	1,441,269
Loral Space & Communications Inc *	8,115	317,378
Lumos Networks Corp *	12,524	175,336
Marchex Inc ‘B’ *	21,072	58,369
MDC Partners Inc ‘A’	32,585	349,311
Media General Inc *	69,114	1,273,771
MeetMe Inc *	25,718	159,452
Meredith Corp	23,817	1,238,246
MSG Networks Inc ‘A’ *	37,533	698,489
NeoPhotonics Corp *	19,521	318,973
NETGEAR Inc *	20,525	1,241,557
NeuStar Inc ‘A’ *	8,490	225,749
New Media Investment Group Inc	25,118	389,329
Nexstar Broadcasting Group Inc ‘A’	19,010	1,097,067
NIC Inc	40,526	952,361
NII Holdings Inc *	34,073	113,463
Numerex Corp ‘A’ *	7,751	60,303
Oclaro Inc *	69,108	590,873
ORBCOMM Inc *	40,873	418,948
Overstock.com Inc *	7,382	113,092
Perficient Inc *	21,896	441,204
Plantronics Inc	20,977	1,089,965
Preformed Line Products Co	1,811	76,370
Q2 Holdings Inc *	16,142	462,630
QuinStreet Inc *	23,923	72,247
Quotient Technology Inc *	40,427	538,083
Radio One Inc ‘D’ *	14,015	42,465
Rapid7 Inc *	12,361	218,172
RealNetworks Inc *	14,896	66,436
Reis Inc	5,547	113,492
RetailMeNot Inc *	24,147	238,814
Rightside Group Ltd *	6,545	59,560
RigNet Inc *	7,607	115,018
RingCentral Inc ‘A’ *	37,250	881,335
Saga Communications Inc ‘A’	2,200	99,748
Salem Media Group Inc	6,332	37,232
Scholastic Corp	17,150	675,024
Shenandoah Telecommunications Co	28,670	780,111
ShoreTel Inc *	40,028	320,224
Shutterfly Inc *	21,898	977,527
Shutterstock Inc *	11,816	752,679
Silicom Ltd (Israel)	3,453	142,954
Sinclair Broadcast Group Inc ‘A’	42,001	1,212,989
Sonus Networks Inc *	30,555	237,718
Spok Holdings Inc	12,961	230,965
Stamps.com Inc *	10,261	969,767
Straight Path Communications Inc ‘B’ *	5,768	147,718
TechTarget Inc *	12,272	98,912
Telenav Inc *	17,847	102,263
The EW Scripps Co ‘A’ *	36,596	581,876
The New York Times Co ‘A’	79,359	948,340

	Shares	Value
The Rubicon Project Inc *	23,654	$195,855
Time Inc	64,721	937,160
TiVo Corp *	60,837	1,185,105
Townsquare Media Inc ‘A’ *	5,858	54,714
tronc Inc	16,375	276,410
TrueCar Inc *	34,024	321,187
Ubiquiti Networks Inc *	16,516	883,606
VASCO Data Security International Inc *	19,387	341,405
ViaSat Inc *	27,770	2,073,030
Viavi Solutions Inc *	148,054	1,094,119
VirnetX Holding Corp *	30,274	92,638
Vonage Holdings Corp *	121,483	803,003
Wayfair Inc ‘A’ *	19,959	785,786
Web.com Group Inc *	27,172	469,260
WebMD Health Corp *	23,456	1,165,763
West Corp	28,075	619,896
Windstream Holdings Inc	60,717	610,206
World Wrestling Entertainment Inc ‘A’	22,718	483,893
XO Group Inc *	16,305	315,176
Zendesk Inc *	51,463	1,580,429
Zix Corp *	35,970	147,477

		72,703,720

Consumer, Cyclical - 11.3%

Abercrombie & Fitch Co ‘A’	43,187	686,241
AdvancePierre Foods Holdings Inc	13,585	374,403
Allegiant Travel Co	8,309	1,097,370
AMC Entertainment Holdings Inc ‘A’	13,289	413,155
America’s Car-Mart Inc *	5,359	195,014
American Axle & Manufacturing Holdings Inc *	48,661	837,942
American Eagle Outfitters Inc	103,241	1,843,884
American Woodmark Corp *	8,803	709,258
Anixter International Inc *	18,387	1,185,961
Arctic Cat Inc	7,934	122,898
Asbury Automotive Group Inc *	12,707	707,399
Ascena Retail Group Inc *	109,036	609,511
AV Homes Inc *	7,882	131,156
Barnes & Noble Education Inc *	25,046	239,690
Barnes & Noble Inc	39,671	448,282
Bassett Furniture Industries Inc	6,605	153,566
Beacon Roofing Supply Inc *	37,207	1,565,298
Beazer Homes USA Inc *	20,869	243,333
Belmond Ltd ‘A’ * (United Kingdom)	53,481	679,744
Big 5 Sporting Goods Corp	11,257	153,320
Big Lots Inc	27,528	1,314,462
Biglari Holdings Inc *	677	295,186
BJ’s Restaurants Inc *	14,715	523,118
Bloomin’ Brands Inc	72,457	1,249,159
Blue Bird Corp *	4,271	62,399
BMC Stock Holdings Inc *	34,941	619,504
Bob Evans Farms Inc	12,253	469,290
Bojangles’ Inc *	5,195	82,912
Boot Barn Holdings Inc *	8,911	101,407
Boyd Gaming Corp *	52,302	1,034,534
Buffalo Wild Wings Inc *	11,978	1,685,784
Build-A-Bear Workshop Inc *	8,417	87,200
Caesars Acquisition Co ‘A’ *	28,184	350,045
Caesars Entertainment Corp *	34,691	258,448
Caleres Inc	27,208	688,090
Callaway Golf Co	59,421	689,878
Carmike Cinemas Inc *	15,207	497,117
Carrols Restaurant Group Inc *	21,790	287,846
Cavco Industries Inc *	5,261	521,102
Century Casinos Inc *	12,410	85,753
Century Communities Inc *	9,670	208,002
Chico’s FAS Inc	82,958	987,200
Churchill Downs Inc	8,586	1,256,561
Chuy’s Holdings Inc *	10,162	283,926
Citi Trends Inc	9,609	191,507

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
ClubCorp Holdings Inc	40,587	$587,294
Columbia Sportswear Co	17,105	970,538
Conn’s Inc *	12,901	133,138
Cooper Tire & Rubber Co	35,096	1,334,350
Cooper-Standard Holding Inc *	9,408	929,510
Core-Mark Holding Co Inc	28,588	1,023,450
Cracker Barrel Old Country Store Inc	11,701	1,547,106
Crocs Inc *	45,259	375,650
Culp Inc	6,291	187,283
Daktronics Inc	24,286	231,688
Dana Inc	92,863	1,447,734
Dave & Buster’s Entertainment Inc *	23,979	939,497
Deckers Outdoor Corp *	20,322	1,210,175
Del Frisco’s Restaurant Group Inc *	14,592	196,554
Del Taco Restaurants Inc *	14,108	168,167
Delta Apparel Inc *	4,411	72,605
Denny’s Corp *	47,783	510,800
Destination XL Group Inc *	21,826	94,507
DineEquity Inc	11,242	890,254
Dorman Products Inc *	16,525	1,055,947
Douglas Dynamics Inc	13,890	443,647
DSW Inc ‘A’	42,374	867,820
DTS Inc	11,029	469,174
Duluth Holdings Inc ‘B’ *	5,991	158,821
El Pollo Loco Holdings Inc *	12,610	158,760
Eldorado Resorts Inc *	17,340	243,800
Empire Resorts Inc *	1,539	31,149
Eros International PLC *	18,875	289,165
Escalade Inc	6,900	88,044
Essendant Inc	23,885	490,120
Ethan Allen Interiors Inc	15,732	491,940
Express Inc *	47,159	556,005
EZCORP Inc ‘A’ *	32,198	356,110
Federal-Mogul Holdings Corp *	18,709	179,793
Fiesta Restaurant Group Inc *	16,612	398,688
FirstCash Inc	29,671	1,396,911
Five Below Inc *	33,793	1,361,520
Flexsteel Industries Inc	4,020	207,914
Fogo De Chao Inc *	3,389	35,822
Fossil Group Inc *	26,495	735,766
Fox Factory Holding Corp *	14,019	322,016
Francesca’s Holdings Corp *	23,682	365,413
Fred’s Inc ‘A’	22,989	208,280
Freshpet Inc *	15,052	130,200
G&K Services Inc ‘A’	12,411	1,185,126
G-III Apparel Group Ltd *	27,203	792,967
Gaia Inc *	5,086	36,619
Genesco Inc *	12,996	707,762
Gentherm Inc *	23,065	724,702
GMS Inc *	4,544	101,013
GNC Holdings Inc ‘A’	43,339	884,982
Golden Entertainment Inc	6,523	81,342
Green Brick Partners Inc *	13,259	109,519
Group 1 Automotive Inc	13,194	842,833
Guess? Inc	38,315	559,782
H&E Equipment Services Inc	19,341	324,155
Haverty Furniture Cos Inc	11,533	231,121
Hawaiian Holdings Inc *	32,852	1,596,607
Herman Miller Inc	37,828	1,081,881
Hibbett Sports Inc *	14,737	588,006
HNI Corp	28,626	1,139,315
Hooker Furniture Corp	7,432	182,010
Horizon Global Corp *	11,269	224,591
Hovnanian Enterprises Inc ‘A’ *	75,674	127,889
HSN Inc	19,468	774,826
Iconix Brand Group Inc *	27,266	221,400
Installed Building Products Inc *	12,379	444,035
Interface Inc	41,008	684,424
International Speedway Corp ‘A’	15,217	508,552
Interval Leisure Group Inc	71,597	1,229,320

	Shares	Value
Intrawest Resorts Holdings Inc *	10,988	$178,225
iRobot Corp *	16,990	747,220
Isle of Capri Casinos Inc *	15,813	352,314
J Alexander’s Holdings Inc *	8,984	91,008
Jack in the Box Inc	20,427	1,959,766
JAKKS Pacific Inc *	12,125	104,760
Jamba Inc *	8,466	92,449
Johnson Outdoors Inc ‘A’	3,262	118,639
KB Home	52,879	852,409
Kimball International Inc ‘B’	22,808	295,136
Kirkland’s Inc *	9,783	119,157
Knoll Inc	30,266	691,578
Kona Grill Inc *	5,835	73,346
La Quinta Holdings Inc *	55,078	615,772
La-Z-Boy Inc	29,801	731,913
LGI Homes Inc *	9,888	364,274
Libbey Inc	13,618	243,081
Liberty TripAdvisor Holdings Inc ‘A’ *	46,372	1,013,228
Lifetime Brands Inc	6,593	88,742
Lindblad Expeditions Holdings Inc *	9,216	82,944
Lithia Motors Inc ‘A’	15,025	1,435,188
Luby’s Inc *	11,381	48,824
Lumber Liquidators Holdings Inc *	16,925	332,915
M/I Homes Inc *	15,451	364,180
Malibu Boats Inc ‘A’ *	11,040	164,496
Marine Products Corp	5,003	44,877
MarineMax Inc *	15,746	329,879
Marriott Vacations Worldwide Corp	14,201	1,041,217
MCBC Holdings Inc	4,357	49,670
MDC Holdings Inc	25,260	651,708
Meritage Homes Corp *	23,779	825,131
Meritor Inc *	50,565	562,788
Metaldyne Performance Group Inc	9,440	149,624
Miller Industries Inc	6,869	156,545
Mobile Mini Inc	27,647	834,939
Modine Manufacturing Co *	29,584	350,866
Monarch Casino & Resort Inc *	6,547	164,788
Motorcar Parts of America Inc *	11,705	336,870
Movado Group Inc	9,885	212,330
NACCO Industries Inc ‘A’	2,618	177,919
Nathan’s Famous Inc *	1,843	96,840
National CineMedia Inc	40,048	589,507
Nautilus Inc *	19,377	440,245
Navistar International Corp *	31,798	727,856
Noodles & Co *	7,157	34,067
Office Depot Inc	349,238	1,246,780
Ollie’s Bargain Outlet Holdings Inc *	12,874	337,428
Oxford Industries Inc	9,608	650,462
Papa John’s International Inc	17,030	1,342,815
Party City Holdco Inc *	15,663	268,151
PC Connection Inc	6,569	173,553
Penn National Gaming Inc *	47,659	646,733
Performance Sports Group Ltd *	28,761	116,770
Perry Ellis International Inc *	7,587	146,277
PetMed Express Inc	12,446	252,405
PICO Holdings Inc *	14,496	170,908
Pier 1 Imports Inc	52,109	220,942
Pinnacle Entertainment Inc *	35,313	435,762
Planet Fitness Inc ‘A’ *	11,520	231,206
Popeyes Louisiana Kitchen Inc *	13,835	735,192
Potbelly Corp *	14,710	182,845
PriceSmart Inc	12,738	1,066,935
Reading International Inc ‘A’ *	10,215	136,370
Red Lion Hotels Corp *	7,614	63,501
Red Robin Gourmet Burgers Inc *	8,763	393,809
Red Rock Resorts Inc ‘A’	18,999	448,186
Regis Corp *	23,843	299,230
Restoration Hardware Holdings Inc *	24,483	846,622
Ruby Tuesday Inc *	38,559	96,397
Rush Enterprises Inc ‘A’ *	19,712	482,550

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Rush Enterprises Inc ‘B’ *	3,115	$75,726
Ruth’s Hospitality Group Inc	19,975	282,047
ScanSource Inc *	16,014	584,511
Scientific Games Corp ‘A’ *	33,007	371,989
Sears Holdings Corp *	6,780	77,699
Sears Hometown & Outlet Stores Inc *	5,935	29,260
SeaWorld Entertainment Inc	42,591	574,127
Select Comfort Corp *	29,253	631,865
Sequential Brands Group Inc *	24,676	197,408
Shake Shack Inc ‘A’ *	9,896	343,094
Shoe Carnival Inc	9,205	245,405
SiteOne Landscape Supply Inc *	7,346	263,942
SkyWest Inc	31,143	822,487
Sonic Automotive Inc ‘A’	17,251	324,319
Sonic Corp	29,517	772,755
Spartan Motors Inc	19,734	189,052
Speedway Motorsports Inc	7,057	126,038
Sportsman’s Warehouse Holdings Inc *	16,429	172,833
Stage Stores Inc	18,447	103,488
Standard Motor Products Inc	13,489	644,235
Steelcase Inc ‘A’	54,259	753,658
Stein Mart Inc	18,009	114,357
Steven Madden Ltd *	38,980	1,347,149
Strattec Security Corp	2,187	77,201
Superior Industries International Inc	15,752	459,328
Superior Uniform Group Inc	4,879	96,555
Supreme Industries Inc ‘A’	7,929	153,030
Systemax Inc	7,630	60,430
Tailored Brands Inc	30,129	473,025
Taylor Morrison Home Corp ‘A’ *	19,105	336,248
Tenneco Inc *	34,847	2,030,535
Texas Roadhouse Inc	41,260	1,610,378
The Buckle Inc	17,552	421,775
The Cato Corp ‘A’	16,257	534,693
The Cheesecake Factory Inc	28,182	1,410,791
The Children’s Place Inc	11,825	944,463
The Container Store Group Inc *	11,575	58,107
The Finish Line Inc ‘A’	26,481	611,181
The Habit Restaurants Inc ‘A’ *	8,398	117,572
The Marcus Corp	11,364	284,555
The New Home Co Inc *	7,269	77,560
Tile Shop Holdings Inc *	20,593	340,814
Tilly’s Inc ‘A’ *	5,482	51,476
Titan International Inc	26,971	272,947
Titan Machinery Inc *	10,859	112,934
Tower International Inc	13,137	316,602
TRI Pointe Group Inc *	94,931	1,251,191
Triton International Ltd (Bermuda)	26,666	351,725
Tuesday Morning Corp *	27,404	163,876
UCP Inc ‘A’ *	4,634	40,826
Unifi Inc *	9,907	291,563
UniFirst Corp	9,346	1,232,364
Unique Fabricating Inc	3,869	47,357
Universal Electronics Inc *	8,969	667,832
Vera Bradley Inc *	12,392	187,739
Veritiv Corp *	5,186	260,182
Vince Holding Corp *	13,856	78,148
Virgin America Inc *	12,264	656,247
Vitamin Shoppe Inc *	15,207	408,308
Wabash National Corp *	39,983	569,358
WCI Communities Inc *	13,763	326,458
Wesco Aircraft Holdings Inc *	35,071	471,004
West Marine Inc *	11,037	91,276
Weyco Group Inc	3,905	104,927
William Lyon Homes ‘A’ *	15,193	281,830
Wingstop Inc	9,829	287,990
Winmark Corp	1,402	147,939
Winnebago Industries Inc	16,628	391,922
Wolverine World Wide Inc	61,483	1,415,953
Workhorse Group Inc *	6,758	48,928

	Shares	Value
Zoe’s Kitchen Inc *	11,962	$265,437
Zumiez Inc *	12,348	222,264

		125,599,106

Consumer, Non-Cyclical - 20.2%

AAC Holdings Inc *	6,373	110,826
Aaron’s Inc	41,508	1,055,133
Abaxis Inc	14,040	724,745
ABM Industries Inc	34,792	1,381,242
Accelerate Diagnostics Inc *	14,443	393,716
Acceleron Pharma Inc *	17,335	627,354
ACCO Brands Corp *	68,103	656,513
Accuray Inc *	49,355	314,391
AcelRx Pharmaceuticals Inc *	21,385	83,188
Achillion Pharmaceuticals Inc *	72,886	590,377
Aclaris Therapeutics Inc *	5,554	142,238
Acorda Therapeutics Inc *	27,363	571,339
Adamas Pharmaceuticals Inc *	10,500	172,305
Addus HomeCare Corp *	4,285	112,096
Adeptus Health Inc ‘A’ *	9,043	389,301
Aduro Biotech Inc *	22,152	275,349
Advaxis Inc *	23,063	246,543
Adverum Biotechnologies Inc *	19,641	80,725
Aerie Pharmaceuticals Inc *	15,232	574,856
Agenus Inc *	47,448	340,677
Agile Therapeutics Inc *	8,558	59,735
Aimmune Therapeutics Inc *	16,326	244,890
Air Methods Corp *	22,812	718,350
Akebia Therapeutics Inc *	22,400	202,720
Alarm.com Holdings Inc *	6,526	188,340
Albany Molecular Research Inc *	16,936	279,613
Alder Biopharmaceuticals Inc *	29,579	969,304
Alico Inc	2,630	70,642
Alliance One International Inc *	5,008	95,753
Almost Family Inc *	5,276	193,999
AMAG Pharmaceuticals Inc *	21,550	528,191
Amedisys Inc *	17,982	853,066
American Public Education Inc *	10,100	200,081
American Renal Associates Holdings Inc *	5,729	104,669
Amicus Therapeutics Inc *	88,407	654,212
AMN Healthcare Services Inc *	30,148	960,817
Amphastar Pharmaceuticals Inc *	22,505	426,920
Ampio Pharmaceuticals Inc *	26,459	19,585
Amplify Snack Brands Inc *	18,572	300,866
Analogic Corp	7,744	686,118
Anavex Life Sciences Corp *	20,600	74,778
AngioDynamics Inc *	15,884	278,605
ANI Pharmaceuticals Inc *	4,948	328,300
Anika Therapeutics Inc *	9,061	433,569
Anthera Pharmaceuticals Inc *	25,617	80,694
Apollo Education Group Inc *	54,185	430,771
Applied Genetic Technologies Corp *	7,955	77,800
Aptevo Therapeutics Inc *	10,329	26,442
Aratana Therapeutics Inc *	21,087	197,374
ARC Document Solutions Inc *	25,730	96,230
Ardelyx Inc *	19,278	249,457
Arena Pharmaceuticals Inc *	150,655	263,646
Argos Therapeutics Inc *	11,256	55,942
ARIAD Pharmaceuticals Inc *	112,051	1,533,978
Array BioPharma Inc *	91,882	620,204
Arrowhead Pharmaceuticals Inc *	36,834	270,730
Ascent Capital Group Inc ‘A’ *	6,618	153,339
Asterias Biotherapeutics Inc *	13,047	55,319
Atara Biotherapeutics Inc *	14,574	311,738
Athersys Inc *	45,932	97,835
AtriCure Inc *	19,761	312,619
Atrion Corp	885	377,541
Avexis Inc *	2,886	118,932
Avinger Inc *	11,488	54,798
Avon Products Inc	277,174	1,568,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
AxoGen Inc *	14,616	$131,982
Axovant Sciences Ltd *	15,336	214,704
Axsome Therapeutics Inc *	6,123	48,249
B&G Foods Inc	40,387	1,986,233
B. Riley Financial Inc	5,287	70,634
Barrett Business Services Inc	4,443	220,417
Bellicum Pharmaceuticals Inc *	13,018	259,058
Bio-Path Holdings Inc *	50,064	70,090
BioCryst Pharmaceuticals Inc *	44,914	198,071
BioScrip Inc *	75,641	218,603
BioSpecifics Technologies Corp *	3,570	163,042
BioTelemetry Inc *	16,748	311,010
BioTime Inc *	45,652	178,043
Bluebird Bio Inc *	23,375	1,584,358
Blueprint Medicines Corp *	12,505	371,399
Bridgepoint Education Inc *	10,643	73,117
Bright Horizons Family Solutions Inc *	27,408	1,833,321
CAI International Inc *	10,474	86,620
Cal-Maine Foods Inc	19,388	747,214
Calavo Growers Inc	9,792	640,691
Cambium Learning Group Inc *	5,350	29,051
Cambrex Corp *	20,222	899,070
Cantel Medical Corp	22,403	1,746,986
Capella Education Co	7,024	407,673
Capital Senior Living Corp *	18,729	314,647
Cara Therapeutics Inc *	12,990	108,467
Cardiovascular Systems Inc *	19,743	468,699
Cardtronics PLC ‘A’ *	28,819	1,285,327
Care.com Inc *	8,214	81,811
Career Education Corp *	41,939	284,766
Carriage Services Inc	9,769	231,037
Catalent Inc *	63,138	1,631,486
CBIZ Inc *	31,532	352,843
CEB Inc	20,551	1,119,413
Celldex Therapeutics Inc *	61,400	248,056
Cellular Biomedicine Group Inc *	7,539	109,316
Cempra Inc *	28,434	688,103
Central Garden & Pet Co *	5,848	152,048
Central Garden & Pet Co ‘A’ *	21,878	542,574
Cepheid *	46,004	2,423,951
Cerus Corp *	63,808	396,248
Chemed Corp	10,108	1,425,936
ChemoCentryx Inc *	13,741	82,996
Chimerix Inc *	28,737	159,203
ChromaDex Corp *	18,415	54,877
Cidara Therapeutics Inc *	6,350	72,708
Cimpress NV * (Netherlands)	15,772	1,595,811
Civitas Solutions Inc *	9,735	177,761
Clovis Oncology Inc *	19,912	717,828
Coca-Cola Bottling Co Consolidated	2,905	430,405
Coherus Biosciences Inc *	18,494	495,269
Collectors Universe Inc	4,945	91,631
Collegium Pharmaceutical Inc *	8,381	161,418
Community Health Systems Inc *	70,074	808,654
Concert Pharmaceuticals Inc *	9,562	96,672
ConforMIS Inc *	22,037	218,607
CONMED Corp	17,625	706,058
Corcept Therapeutics Inc *	46,948	305,162
CorVel Corp *	6,205	238,272
Corvus Pharmaceuticals Inc *	1,893	31,140
Cotiviti Holdings Inc *	8,404	281,786
CPI Card Group Inc	10,915	65,927
CRA International Inc *	5,971	158,769
Craft Brew Alliance Inc *	7,822	147,288
Cross Country Healthcare Inc *	19,926	234,728
CryoLife Inc	19,735	346,744
CSS Industries Inc	5,790	148,108
Curis Inc *	68,343	178,375
Cutera Inc *	9,053	107,912
Cynosure Inc ‘A’ *	15,042	766,239

	Shares	Value
Cytokinetics Inc *	21,403	$196,480
CytomX Therapeutics Inc *	12,439	195,044
CytRx Corp *	40,726	23,959
Darling Ingredients Inc *	104,022	1,405,337
Dean Foods Co	57,111	936,620
Deluxe Corp	30,525	2,039,681
Depomed Inc * +	38,743	967,409
Dermira Inc *	15,191	513,760
DeVry Education Group Inc	39,659	914,537
Dimension Therapeutics Inc *	7,065	56,449
Diplomat Pharmacy Inc *	28,930	810,329
Durect Corp *	71,305	99,114
Dynavax Technologies Corp *	24,471	256,701
Eagle Pharmaceuticals Inc *	5,363	375,410
Edge Therapeutics Inc *	9,900	103,059
Editas Medicine Inc *	4,234	57,074
Egalet Corp *	12,605	95,924
Eiger BioPharmaceuticals Inc *	1,995	26,713
Emergent BioSolutions Inc *	20,658	651,347
Enanta Pharmaceuticals Inc *	9,982	265,621
Endocyte Inc *	24,600	76,014
Endologix Inc *	51,229	655,731
Ennis Inc	15,920	268,252
Entellus Medical Inc *	4,152	92,091
Enzo Biochem Inc *	24,487	124,639
Epizyme Inc *	24,913	245,144
Esperion Therapeutics Inc *	8,261	114,415
EVERTEC Inc	41,028	688,450
Exact Sciences Corp *	66,038	1,226,326
Exactech Inc *	6,355	171,776
Exelixis Inc *	143,969	1,841,364
Farmer Brothers Co *	4,750	168,863
FibroGen Inc *	33,062	684,383
Five Prime Therapeutics Inc *	17,116	898,419
Flex Pharma Inc *	6,365	74,980
Flexion Therapeutics Inc *	15,048	294,038
Forrester Research Inc	6,508	253,161
Fortress Biotech Inc *	19,421	57,680
Foundation Medicine Inc *	8,429	196,817
Franklin Covey Co *	7,066	125,845
Fresh Del Monte Produce Inc	20,140	1,206,386
FTI Consulting Inc *	26,486	1,180,216
Galena Biopharma Inc *	111,620	39,100
Genesis Healthcare Inc *	29,066	77,606
GenMark Diagnostics Inc *	26,059	307,496
Genomic Health Inc *	11,838	342,355
Geron Corp *	97,935	221,333
Glaukos Corp *	10,526	397,251
Global Blood Therapeutics Inc *	10,669	245,920
Globus Medical Inc ‘A’ *	44,407	1,002,266
GlycoMimetics Inc *	5,908	42,242
Grand Canyon Education Inc *	28,610	1,155,558
Great Lakes Dredge & Dock Corp *	37,609	131,632
Green Dot Corp ‘A’ *	27,121	625,410
Haemonetics Corp *	32,258	1,168,062
Halozyme Therapeutics Inc *	68,881	832,082
Halyard Health Inc *	28,995	1,004,967
Healthcare Services Group Inc	44,206	1,749,673
HealthEquity Inc *	27,438	1,038,528
HealthSouth Corp	56,223	2,280,967
Healthways Inc *	19,906	526,713
Heidrick & Struggles International Inc	11,387	211,229
Helen of Troy Ltd *	17,674	1,522,969
Heron Therapeutics Inc *	20,021	344,962
Heska Corp *	3,624	197,254
HMS Holdings Corp *	53,581	1,187,891
Horizon Pharma PLC *	101,967	1,848,662
Huron Consulting Group Inc *	13,864	828,513
ICF International Inc *	11,777	521,957
ICU Medical Inc *	9,330	1,179,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Idera Pharmaceuticals Inc *	56,210	$143,898
Ignyta Inc *	18,130	114,038
Immune Design Corp *	7,198	54,561
ImmunoGen Inc *	53,425	143,179
Immunomedics Inc *	60,001	195,003
Impax Laboratories Inc *	46,387	1,099,372
INC Research Holdings Inc ‘A’ *	26,352	1,174,772
Infinity Pharmaceuticals Inc *	30,475	47,541
Information Services Group Inc *	19,408	77,438
Ingles Markets Inc ‘A’	8,800	347,952
Innoviva Inc	51,131	561,930
Inogen Inc *	10,359	620,504
Inotek Pharmaceuticals Corp *	10,498	99,521
Inovio Pharmaceuticals Inc *	42,161	392,941
Insmed Inc *	40,030	581,236
Insperity Inc	9,723	706,279
Insulet Corp *	36,567	1,497,053
Insys Therapeutics Inc *	14,684	173,124
Integer Holdings Corp *	19,359	419,897
Integra LifeSciences Holdings Corp *	19,177	1,583,061
Intellia Therapeutics Inc *	4,415	75,143
Inter Parfums Inc	11,094	358,003
Intersect ENT Inc *	16,035	253,994
Intra-Cellular Therapies Inc *	21,731	331,180
Invacare Corp	20,298	226,729
Inventure Foods Inc *	12,558	118,045
Invitae Corp *	13,474	118,032
InVivo Therapeutics Holdings Corp *	19,754	134,327
iRadimed Corp *	2,529	42,968
IRIDEX Corp *	4,561	66,089
Ironwood Pharmaceuticals Inc *	81,884	1,300,318
J&J Snack Foods Corp	9,517	1,133,665
John B Sanfilippo & Son Inc	5,564	285,600
K12 Inc *	20,991	301,221
K2M Group Holdings Inc *	16,082	285,938
Karyopharm Therapeutics Inc *	14,294	139,081
Kelly Services Inc ‘A’	18,470	354,993
Keryx Biopharmaceuticals Inc *	50,334	267,274
Kforce Inc	15,333	314,173
Kindred Healthcare Inc	53,917	551,032
Kite Pharma Inc *	24,816	1,386,222
Korn/Ferry International	36,256	761,376
La Jolla Pharmaceutical Co *	8,502	202,263
Lancaster Colony Corp	11,507	1,519,960
Landauer Inc	6,123	272,351
Lannett Co Inc *	17,570	466,835
LeMaitre Vascular Inc	8,541	169,453
LendingTree Inc *	3,883	376,302
Lexicon Pharmaceuticals Inc *	25,671	463,875
LHC Group Inc *	9,618	354,712
Liberty Tax Inc	2,477	31,656
LifeLock Inc *	53,967	913,122
Lifevantage Corp *	8,539	80,779
Lifeway Foods Inc *	2,310	39,131
Ligand Pharmaceuticals Inc *	12,093	1,234,212
Limoneira Co	7,133	134,814
Lion Biotechnologies Inc *	33,843	278,528
Lipocine Inc *	10,199	45,488
Loxo Oncology Inc *	8,383	219,467
Luminex Corp *	25,663	583,063
MacroGenics Inc *	19,537	584,352
Magellan Health Inc *	11,306	607,471
MannKind Corp *	202,583	125,601
Masimo Corp *	25,584	1,521,992
Matthews International Corp ‘A’	20,075	1,219,757
McGrath RentCorp	14,869	471,496
Medgenics Inc * (Israel)	14,293	79,612
MediciNova Inc *	18,068	135,329
Medifast Inc	6,946	262,489
Medpace Holdings Inc *	5,113	152,674

	Shares	Value
Meridian Bioscience Inc	26,865	$518,226
Merit Medical Systems Inc *	27,389	665,279
Merrimack Pharmaceuticals Inc *	77,130	489,776
MGP Ingredients Inc	7,961	322,580
MiMedx Group Inc *	64,878	556,653
Minerva Neurosciences Inc *	12,209	172,330
Mirati Therapeutics Inc *	7,087	46,845
Molina Healthcare Inc *	27,481	1,602,692
Momenta Pharmaceuticals Inc *	40,896	478,074
MoneyGram International Inc *	18,321	130,079
Monro Muffler Brake Inc	19,751	1,208,169
Monster Worldwide Inc *	56,996	205,756
MyoKardia Inc *	6,913	112,958
Myriad Genetics Inc *	43,115	887,307
NanoString Technologies Inc *	9,679	193,386
NantKwest Inc *	9,816	76,368
Natera Inc *	16,247	180,504
National Beverage Corp *	7,450	328,173
National HealthCare Corp	7,205	475,458
National Research Corp ‘A’	6,581	107,204
National Research Corp ‘B’	358	12,351
Natural Grocers by Vitamin Cottage Inc *	6,113	68,221
Natural Health Trends Corp	4,482	126,661
Nature’s Sunshine Products Inc	5,862	93,792
Natus Medical Inc *	20,489	805,013
Navigant Consulting Inc *	30,523	617,175
Neff Corp ‘A’ *	5,503	52,279
Nektar Therapeutics *	81,800	1,405,324
Neogen Corp *	23,098	1,292,102
NeoGenomics Inc *	33,404	274,581
Neos Therapeutics Inc *	8,356	54,982
Nevro Corp *	15,229	1,589,755
NewLink Genetics Corp *	13,019	195,545
Nobilis Health Corp *	35,350	118,423
Novavax Inc *	170,665	354,983
Novocure Ltd *	31,557	269,497
Nutraceutical International Corp *	5,468	170,820
Nutrisystem Inc	18,657	553,926
NuVasive Inc *	31,405	2,093,457
NxStage Medical Inc *	40,303	1,007,172
Ocular Therapeutix Inc *	9,624	66,117
Omega Protein Corp *	13,458	314,513
Omeros Corp *	26,131	291,622
On Assignment Inc *	32,117	1,165,526
OncoMed Pharmaceuticals Inc *	13,496	154,259
Ophthotech Corp *	19,302	890,401
OraSure Technologies Inc *	35,054	279,380
Organovo Holdings Inc *	56,385	213,699
Orthofix International NV *	11,243	480,863
Osiris Therapeutics Inc *	13,806	68,478
Otonomy Inc *	15,019	273,196
OvaScience Inc *	19,359	138,610
Owens & Minor Inc	39,260	1,363,500
Oxford Immunotec Global PLC *	14,626	183,703
Pacific Biosciences of California Inc *	50,358	451,208
Pacira Pharmaceuticals Inc *	23,173	792,980
Paratek Pharmaceuticals Inc *	12,708	165,331
PAREXEL International Corp *	32,916	2,286,016
Patriot National Inc *	7,005	63,115
Paylocity Holding Corp *	13,686	608,480
PDL BioPharma Inc	101,729	340,792
Penumbra Inc *	16,083	1,222,147
Performance Food Group Co *	23,694	587,611
Pfenex Inc *	10,924	97,770
PFSweb Inc *	9,493	84,772
PharmAthene Inc *	38,209	110,806
PharMerica Corp *	18,891	530,270
Phibro Animal Health Corp ‘A’	11,053	300,421
Portola Pharmaceuticals Inc *	30,975	703,442
PRA Health Sciences Inc *	15,536	877,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Prestige Brands Holdings Inc *	33,768	$1,629,981
Primo Water Corp *	12,943	156,999
Progenics Pharmaceuticals Inc *	43,132	273,026
Protagonist Therapeutics Inc *	4,763	100,642
Proteostasis Therapeutics Inc *	5,430	84,654
Prothena Corp PLC * (Ireland)	22,004	1,319,580
PTC Therapeutics Inc *	21,248	297,684
Puma Biotechnology Inc *	15,546	1,042,359
Quad/Graphics Inc	17,861	477,246
Quidel Corp *	16,822	371,598
Quorum Health Corp *	19,038	119,368
Radius Health Inc *	19,543	1,057,081
RadNet Inc *	22,350	165,390
Raptor Pharmaceutical Corp *	53,755	482,182
Reata Pharmaceuticals Inc ‘A’ *	3,564	93,947
REGENXBIO Inc *	12,367	173,262
Regulus Therapeutics Inc *	24,052	79,372
Rent-A-Center Inc	32,908	415,957
Repligen Corp *	21,379	645,432
Resources Connection Inc	23,722	354,407
Retrophin Inc *	22,939	513,375
Revance Therapeutics Inc *	12,814	207,715
Revlon Inc ‘A’ *	7,191	264,485
Rigel Pharmaceuticals Inc *	55,362	203,179
Rockwell Medical Inc *	31,209	209,100
RPX Corp *	32,044	342,550
RTI Surgical Inc *	35,711	111,775
Sage Therapeutics Inc *	19,030	876,332
Sanderson Farms Inc	12,475	1,201,717
Sangamo BioSciences Inc *	43,178	199,914
Sarepta Therapeutics Inc *	26,942	1,654,508
SciClone Pharmaceuticals Inc *	32,065	328,666
Seaboard Corp *	170	584,800
Second Sight Medical Products Inc *	6,623	23,313
Select Medical Holdings Corp *	67,902	916,677
Seneca Foods Corp ‘A’ *	4,678	132,107
Senseonics Holdings Inc *	16,847	65,703
Seres Therapeutics Inc *	11,200	137,648
ServiceSource International Inc *	37,321	182,126
Smart & Final Stores Inc *	15,046	192,137
Snyder’s-Lance Inc	50,890	1,708,886
Sorrento Therapeutics Inc *	17,483	135,318
Sotheby’s	30,518	1,160,294
SP Plus Corp *	10,403	266,005
Spark Therapeutics Inc *	12,091	726,185
SpartanNash Co	23,328	674,646
Spectrum Pharmaceuticals Inc *	49,950	233,267
STAAR Surgical Co *	24,023	225,816
Stemline Therapeutics Inc *	11,321	122,606
Strayer Education Inc *	6,834	319,011
Sucampo Pharmaceuticals Inc ‘A’ *	14,887	183,259
Supernus Pharmaceuticals Inc *	29,646	733,146
SUPERVALU Inc *	168,112	838,879
Surgery Partners Inc *	11,983	242,536
Surgical Care Affiliates Inc *	17,139	835,698
Surmodics Inc *	8,093	243,518
Syndax Pharmaceuticals Inc *	2,803	42,493
Synergy Pharmaceuticals Inc *	114,351	630,074
Synthetic Biologics Inc *	45,578	78,394
Synutra International Inc *	15,962	67,998
T2 Biosystems Inc *	9,403	68,078
Tandem Diabetes Care Inc *	11,608	88,917
Team Health Holdings Inc *	43,054	1,401,838
Team Inc *	18,007	589,009
Tejon Ranch Co *	8,542	207,741
Teladoc Inc *	12,943	236,986
Teligent Inc *	26,169	198,884
TerraVia Holdings Inc *	49,760	136,840
TESARO Inc *	16,854	1,689,445
Tetraphase Pharmaceuticals Inc *	22,619	86,631

	Shares	Value
Textainer Group Holdings Ltd	13,733	$102,860
TG Therapeutics Inc *	23,271	180,118
The Advisory Board Co *	25,856	1,156,797
The Andersons Inc	17,068	617,520
The Boston Beer Co Inc ‘A’ *	5,479	850,670
The Brink’s Co	28,598	1,060,414
The Chefs’ Warehouse Inc *	11,706	130,405
The Ensign Group Inc	30,745	618,897
The Hackett Group Inc	15,090	249,287
The Medicines Co *	42,692	1,611,196
The Providence Service Corp *	7,970	387,581
The Spectranetics Corp *	26,370	661,623
TherapeuticsMD Inc *	95,005	646,984
Theravance Biopharma Inc * (Cayman)	23,031	834,643
Titan Pharmaceuticals Inc *	11,701	68,802
Tobira Therapeutics Inc *	5,734	227,869
Tokai Pharmaceuticals Inc *	4,462	6,827
Tootsie Roll Industries Inc	11,043	406,714
TransEnterix Inc *	47,395	80,098
Travelport Worldwide Ltd	73,680	1,107,410
Trevena Inc *	28,034	189,230
TriNet Group Inc *	26,681	577,110
Triple-S Management Corp ‘B’ *	14,883	326,384
Trovagene Inc *	21,060	94,559
TrueBlue Inc *	26,105	591,539
Turning Point Brands Inc *	3,754	45,123
Ultragenyx Pharmaceutical Inc *	22,854	1,621,263
United Natural Foods Inc *	31,534	1,262,621
Universal American Corp	26,858	205,464
Universal Corp	14,057	818,399
US Physical Therapy Inc	7,860	492,822
USANA Health Sciences Inc *	3,332	460,982
USMD Holdings Inc *	1,354	30,655
Utah Medical Products Inc	2,328	139,214
Vanda Pharmaceuticals Inc *	23,505	391,123
Vascular Solutions Inc *	10,728	517,411
Vector Group Ltd	58,892	1,267,953
Vectrus Inc *	6,841	104,188
Veracyte Inc *	9,162	69,723
Versartis Inc *	16,876	206,731
Viad Corp	12,754	470,240
Village Super Market Inc ‘A’	4,367	139,788
Vitae Pharmaceuticals Inc *	16,424	343,590
Vital Therapies Inc *	13,083	80,068
Voyager Therapeutics Inc *	7,232	86,856
vTv Therapeutics Inc ‘A’ *	4,823	34,677
WaVe Life Sciences Ltd *	4,483	145,563
WD-40 Co	8,357	939,578
Weight Watchers International Inc *	17,212	177,628
Weis Markets Inc	6,068	321,604
Wright Medical Group NV *	65,126	1,597,541
XBiotech Inc *	10,889	146,566
Xencor Inc *	20,288	496,853
Zafgen Inc *	11,322	37,476
Zeltiq Aesthetics Inc *	22,471	881,313
ZIOPHARM Oncology Inc *	76,643	431,500
Zogenix Inc *	15,389	175,896

		224,764,892

Diversified - 0.1%

HRG Group Inc *	75,017	1,177,767

Energy - 3.1%

Abraxas Petroleum Corp *	75,017	126,779
Adams Resources & Energy Inc	1,563	61,457
Alon USA Energy Inc	19,526	157,380
Archrock Inc	43,064	563,277
Atwood Oceanics Inc	38,813	337,285
Bill Barrett Corp *	31,207	173,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Bristow Group Inc	21,751	$304,949
California Resources Corp	19,919	248,987
Callon Petroleum Co *	90,248	1,416,894
CARBO Ceramics Inc	12,366	135,284
Carrizo Oil & Gas Inc *	35,360	1,436,323
Clayton Williams Energy Inc *	3,709	316,897
Clean Energy Fuels Corp *	54,857	245,211
Cobalt International Energy Inc *	255,965	317,397
Contango Oil & Gas Co *	13,388	136,825
CVR Energy Inc	9,880	136,048
Dawson Geophysical Co *	12,282	93,712
Delek US Holdings Inc	38,876	672,166
Denbury Resources Inc	221,770	716,317
Earthstone Energy Inc *	499	4,291
Eclipse Resources Corp *	37,851	124,530
EP Energy Corp ‘A’ *	24,116	105,628
Era Group Inc *	12,798	103,024
Erin Energy Corp *	6,405	15,052
Evolution Petroleum Corp	15,334	96,298
EXCO Resources Inc *	98,633	105,537
Exterran Corp *	19,722	309,241
Flotek Industries Inc *	33,207	482,830
Forum Energy Technologies Inc *	37,909	752,873
FuelCell Energy Inc *	19,202	104,075
FutureFuel Corp	14,997	169,166
Geospace Technologies Corp *	8,111	158,002
Green Plains Inc	22,428	587,614
Helix Energy Solutions Group Inc *	62,668	509,491
Independence Contract Drilling Inc *	17,821	93,560
Isramco Inc *	402	33,527
Jones Energy Inc ‘A’ *	34,342	122,258
Matador Resources Co *	52,567	1,279,481
Matrix Service Co *	16,652	312,391
McDermott International Inc *	152,754	765,298
MRC Global Inc *	59,465	977,010
Natural Gas Services Group Inc *	7,827	192,466
Newpark Resources Inc *	52,356	385,340
Northern Oil & Gas Inc *	30,263	81,105
NOW Inc *	67,344	1,443,182
Oasis Petroleum Inc *	112,400	1,289,228
Oil States International Inc *	32,100	1,013,397
Pacific Ethanol Inc *	20,174	139,402
Panhandle Oil & Gas Inc ‘A’	10,258	179,823
Par Pacific Holdings Inc *	19,311	252,588
Parker Drilling Co *	75,483	163,798
Pattern Energy Group Inc	39,808	895,282
PDC Energy Inc *	34,791	2,333,084
PHI Inc *	7,761	141,017
Pioneer Energy Services Corp *	40,077	161,911
Plug Power Inc *	107,103	183,146
Renewable Energy Group Inc *	24,557	207,998
REX American Resources Corp *	3,627	307,424
Ring Energy Inc *	22,591	247,371
RSP Permian Inc *	49,902	1,935,200
Sanchez Energy Corp *	34,549	305,413
SEACOR Holdings Inc *	10,139	603,169
Seadrill Ltd (NYSE) * (United Kingdom)	238,380	564,961
SemGroup Corp ‘A’	33,373	1,180,069
SunCoke Energy Inc	40,754	326,847
Sunrun Inc *	39,584	249,379
Synergy Resources Corp *	117,772	816,160
TerraForm Global Inc ‘A’ *	57,221	235,178
TerraForm Power Inc ‘A’ *	54,967	764,591
Tesco Corp	31,902	260,320
TETRA Technologies Inc *	58,633	358,248
Thermon Group Holdings Inc *	19,956	394,131
Trecora Resources *	12,401	141,619
Unit Corp *	32,455	603,663
Vivint Solar Inc *	16,398	51,818
W&T Offshore Inc *	27,099	47,694

	Shares	Value
Western Refining Inc	50,064	$1,324,693
Westmoreland Coal Co *	11,804	104,583
Willbros Group Inc *	25,234	47,440

		34,740,614

Financial - 25.4%

1st Source Corp	10,070	359,449
Acacia Research Corp	23,460	152,959
Acadia Realty Trust REIT	48,732	1,766,048
Access National Corp	4,469	106,809
ACNB Corp	3,500	93,030
AG Mortgage Investment Trust Inc REIT	18,319	288,524
Agree Realty Corp REIT	14,819	732,651
Aircastle Ltd	30,595	607,617
Alexander & Baldwin Inc	29,736	1,142,457
Alexander’s Inc REIT	1,365	572,754
Allegiance Bancshares Inc *	6,784	183,168
Altisource Portfolio Solutions SA *	7,509	243,292
Altisource Residential Corp REIT	33,577	365,989
Ambac Financial Group Inc *	22,096	406,345
American Assets Trust Inc REIT	24,755	1,073,872
American Equity Investment Life Holding Co	53,373	946,303
American National Bankshares Inc	5,325	148,834
Ameris Bancorp	21,532	752,543
AMERISAFE Inc	11,939	701,774
Ames National Corp	5,645	156,141
Anworth Mortgage Asset Corp REIT	63,262	311,249
Apollo Commercial Real Estate Finance Inc REIT	46,649	763,644
Ares Commercial Real Estate Corp REIT	17,607	221,848
Argo Group International Holdings Ltd	18,661	1,052,854
Arlington Asset Investment Corp ‘A’	7,704	113,942
Armada Hoffler Properties Inc REIT	20,781	278,465
ARMOUR Residential REIT Inc	23,629	532,598
Arrow Financial Corp	7,078	232,376
Ashford Hospitality Prime Inc REIT	15,628	220,355
Ashford Hospitality Trust Inc REIT	53,361	314,296
Associated Capital Group Inc ‘A’	3,137	111,238
Astoria Financial Corp	58,117	848,508
Atlantic Capital Bancshares Inc *	10,487	157,095
Atlas Financial Holdings Inc *	6,793	107,126
Baldwin & Lyons Inc ‘B’	6,220	159,419
Banc of California Inc	31,974	558,266
BancFirst Corp	4,906	355,734
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	18,729	527,783
BancorpSouth Inc	54,961	1,275,095
Bank Mutual Corp	28,665	220,147
Bank of Marin Bancorp	3,742	186,090
Bank of the Ozarks Inc	56,154	2,156,314
BankFinancial Corp	11,415	144,971
Bankwell Financial Group Inc	3,575	84,692
Banner Corp	18,889	826,205
Bar Harbor Bankshares	3,729	136,929
BBX Capital Corp ‘A’ *	1,059	21,847
Bear State Financial Inc	10,908	100,245
Beneficial Bancorp Inc	43,044	633,177
Berkshire Hills Bancorp Inc	19,397	537,491
BGC Partners Inc ‘A’	137,784	1,205,610
Blackhawk Network Holdings Inc *	34,732	1,047,864
Blue Capital Reinsurance Holdings Ltd (Bermuda)	4,061	74,398
Blue Hills Bancorp Inc	17,425	261,724
Bluerock Residential Growth REIT Inc	12,501	162,513
BNC Bancorp	23,856	580,178
BofI Holding Inc *	38,146	854,470
Boston Private Financial Holdings Inc	51,497	660,707
Bridge Bancorp Inc	10,549	301,596
Brookline Bancorp Inc	43,512	530,411
Bryn Mawr Bank Corp	10,454	334,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
BSB Bancorp Inc *	5,087	$119,188
C&F Financial Corp	1,913	82,412
Calamos Asset Management Inc ‘A’	11,522	78,580
Camden National Corp	6,377	304,438
Capital Bank Financial Corp ‘A’	13,173	422,985
Capital City Bank Group Inc	6,638	98,043
Capitol Federal Financial Inc	77,795	1,094,576
Capstead Mortgage Corp REIT	60,688	572,288
Cardinal Financial Corp	19,929	519,948
CareTrust REIT Inc	36,791	543,771
Carolina Financial Corp	6,153	137,458
Cascade Bancorp *	19,209	116,407
Cass Information Systems Inc	7,322	414,791
CatchMark Timber Trust Inc ‘A’ REIT	25,250	295,172
Cathay General Bancorp	47,152	1,451,339
CBL & Associates Properties Inc REIT	106,404	1,291,745
Cedar Realty Trust Inc REIT	53,978	388,642
CenterState Banks Inc	29,407	521,386
Central Pacific Financial Corp	18,899	476,066
Central Valley Community Bancorp	5,030	79,776
Century Bancorp Inc ‘A’	2,260	102,423
Charter Financial Corp	9,568	123,236
Chatham Lodging Trust REIT	24,196	465,773
Chemical Financial Corp	41,714	1,840,839
Chemung Financial Corp	1,790	51,892
Chesapeake Lodging Trust REIT	37,444	857,468
Citizens & Northern Corp	7,438	163,413
Citizens Inc *	30,013	280,922
City Holding Co	9,413	473,380
City Office REIT Inc	15,815	201,325
Clifton Bancorp Inc	14,402	220,207
CNB Financial Corp	8,853	187,329
CNO Financial Group Inc	113,888	1,739,070
CoBiz Financial Inc	22,391	298,024
Codorus Valley Bancorp Inc	4,615	100,976
Cohen & Steers Inc	13,246	566,266
Colony Capital Inc ‘A’ REIT	71,761	1,308,203
Colony Starwood Homes REIT	41,294	1,185,138
Columbia Banking System Inc	36,650	1,199,188
Community Bank System Inc	27,216	1,309,362
Community Healthcare Trust Inc REIT	7,971	174,724
Community Trust Bancorp Inc	9,652	358,186
CommunityOne Bancorp *	7,789	107,800
ConnectOne Bancorp Inc	18,597	335,862
Consolidated-Tomoka Land Co	2,758	141,182
CorEnergy Infrastructure Trust Inc REIT	7,528	220,796
CoreSite Realty Corp REIT	21,302	1,577,200
County Bancorp Inc	2,638	52,786
Cousins Properties Inc REIT	132,841	1,386,860
Cowen Group Inc ‘A’ *	66,159	240,157
Crawford & Co ‘B’	8,306	94,273
CU Bancorp *	10,408	237,406
Customers Bancorp Inc *	15,826	398,182
CVB Financial Corp	64,333	1,132,904
CYS Investments Inc REIT	99,544	868,024
Diamond Hill Investment Group Inc	1,966	363,297
DiamondRock Hospitality Co REIT	127,381	1,159,167
Dime Community Bancshares Inc	19,434	325,714
Donegal Group Inc ‘A’	5,530	89,088
DuPont Fabros Technology Inc REIT	47,357	1,953,476
Dynex Capital Inc REIT	31,671	234,999
Eagle Bancorp Inc *	19,408	957,397
Easterly Government Properties Inc REIT	18,002	343,478
EastGroup Properties Inc REIT	20,030	1,473,407
Education Realty Trust Inc REIT	44,941	1,938,755
eHealth Inc *	11,046	123,826
Ellie Mae Inc *	20,370	2,144,961
EMC Insurance Group Inc	5,112	137,666
Employers Holdings Inc	19,775	589,888
Encore Capital Group Inc *	15,298	343,899

	Shares	Value
Enova International Inc *	16,549	$160,194
Enstar Group Ltd * (Bermuda)	7,307	1,201,782
Enterprise Bancorp Inc	4,990	139,720
Enterprise Financial Services Corp	12,291	384,094
Equity Bancshares Inc ‘A’ *	3,119	80,907
ESSA Bancorp Inc	4,712	65,167
Essent Group Ltd *	47,152	1,254,715
EverBank Financial Corp	65,084	1,260,026
Evercore Partners Inc ‘A’	24,754	1,275,079
Farmers Capital Bank Corp	4,595	136,196
Farmers National Banc Corp	14,080	151,782
Farmland Partners Inc REIT	7,924	88,749
FBL Financial Group Inc ‘A’	6,281	401,796
FBR & Co	3,602	47,690
FCB Financial Holdings Inc ‘A’ *	19,045	731,899
Federal Agricultural Mortgage Corp ‘C’	5,633	222,504
Federated National Holding Co	9,014	168,472
FelCor Lodging Trust Inc REIT	89,971	578,514
Fidelity & Guaranty Life	7,107	164,811
Fidelity Southern Corp	11,949	219,742
Fifth Street Asset Management Inc	3,355	18,486
Financial Engines Inc	33,805	1,004,347
Financial Institutions Inc	8,717	236,318
First BanCorp *	72,000	374,400
First Bancorp Inc	6,494	155,661
First Bancorp NC	12,213	241,695
First Busey Corp	19,552	441,875
First Business Financial Services Inc	5,284	124,174
First Citizens BancShares Inc ‘A’	4,802	1,411,260
First Commonwealth Financial Corp	55,203	556,998
First Community Bancshares Inc	9,674	239,915
First Community Financial Partners Inc *	7,439	70,819
First Connecticut Bancorp Inc	9,975	177,455
First Defiance Financial Corp	5,761	257,171
First Financial Bancorp	38,216	834,637
First Financial Bankshares Inc	40,305	1,468,714
First Financial Corp	6,840	278,251
First Financial Northwest Inc	5,150	72,976
First Foundation Inc *	8,309	204,983
First Industrial Realty Trust Inc REIT	73,707	2,080,012
First Internet Bancorp	3,200	73,888
First Interstate BancSystem Inc ‘A’	12,210	384,737
First Merchants Corp	25,809	690,391
First Mid-Illinois Bancshares Inc	3,154	85,978
First Midwest Bancorp Inc	50,758	982,675
First NBC Bank Holding Co *	9,540	90,058
First Northwest Bancorp *	6,784	91,516
First Potomac Realty Trust REIT	37,179	340,188
Flagstar Bancorp Inc *	13,646	378,676
Flushing Financial Corp	18,331	434,811
FNB Corp	132,739	1,632,690
FNFV Group *	42,448	529,751
Forestar Group Inc *	21,053	246,531
Four Corners Property Trust Inc REIT	25,386	541,483
Franklin Financial Network Inc *	5,950	222,530
Franklin Street Properties Corp REIT	61,549	775,517
FRP Holdings Inc *	4,342	134,906
Fulton Financial Corp	105,806	1,536,303
GAIN Capital Holdings Inc	22,855	141,244
GAMCO Investors Inc ‘A’	3,136	89,282
Genworth Financial Inc ‘A’ *	274,672	1,362,373
German American Bancorp Inc	9,195	357,961
Getty Realty Corp REIT	16,371	391,758
Glacier Bancorp Inc	48,106	1,371,983
Gladstone Commercial Corp REIT	14,210	264,732
Global Indemnity PLC *	5,427	161,182
Global Net Lease Inc REIT	106,934	872,581
Government Properties Income Trust REIT	31,043	702,193
Gramercy Property Trust REIT	267,364	2,577,389
Great Ajax Corp REIT	8,324	113,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Great Southern Bancorp Inc	6,979	$284,045
Great Western Bancorp Inc	37,336	1,244,036
Green Bancorp Inc *	12,461	136,199
Greene County Bancorp Inc	1,333	22,221
Greenhill & Co Inc	18,273	430,695
Greenlight Capital Re Ltd ‘A’ *	18,334	374,747
Guaranty Bancorp	9,174	163,756
Hallmark Financial Services Inc *	9,278	95,471
Hancock Holding Co	48,345	1,567,828
Hanmi Financial Corp	19,777	520,926
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	23,705	553,986
HarborOne Bancorp Inc *	9,180	144,677
HCI Group Inc	5,468	166,008
Healthcare Realty Trust Inc REIT	70,157	2,389,547
Heartland Financial USA Inc	13,815	498,307
Hennessy Advisors Inc	1,790	63,491
Heritage Commerce Corp	16,682	182,501
Heritage Financial Corp	18,643	334,642
Heritage Insurance Holdings Inc	17,258	248,688
Heritage Oaks Bancorp	14,375	117,875
Hersha Hospitality Trust REIT	26,648	480,197
HFF Inc ‘A’	22,744	629,781
Hilltop Holdings Inc *	47,295	1,062,246
Hingham Institution for Savings	842	116,617
Home Bancorp Inc	3,309	92,652
Home BancShares Inc	76,494	1,591,840
HomeStreet Inc *	15,424	386,525
HomeTrust Bancshares Inc *	12,052	222,962
Hope Bancorp Inc	81,154	1,409,645
Horace Mann Educators Corp	25,764	944,251
Horizon Bancorp	7,061	207,452
Houlihan Lokey Inc	7,624	190,981
Hudson Pacific Properties Inc REIT	57,508	1,890,288
IBERIABANK Corp	25,867	1,736,193
Impac Mortgage Holdings Inc *	5,967	78,705
Independence Holding Co	4,828	82,945
Independence Realty Trust Inc REIT	26,507	238,563
Independent Bank Corp MA	16,201	876,312
Independent Bank Corp MI	13,237	222,779
Independent Bank Group Inc	6,988	308,660
Infinity Property & Casualty Corp	6,361	525,609
InfraREIT Inc *	25,015	453,772
International Bancshares Corp	34,505	1,027,559
INTL. FCStone Inc *	9,481	368,337
Invesco Mortgage Capital Inc REIT	71,425	1,087,803
Investment Technology Group Inc	21,222	363,745
Investors Bancorp Inc	182,374	2,190,312
Investors Real Estate Trust REIT	76,588	455,699
Investors Title Co	915	91,043
iStar Inc REIT *	44,694	479,567
James River Group Holdings Ltd	9,176	332,171
Janus Capital Group Inc	91,305	1,279,183
KCG Holdings Inc ‘A’ *	33,378	518,360
Kearny Financial Corp	58,125	791,081
Kemper Corp	25,460	1,001,087
Kennedy-Wilson Holdings Inc	52,666	1,187,618
Kite Realty Group Trust REIT	52,450	1,453,914
Ladder Capital Corp REIT	24,901	329,689
Ladenburg Thalmann Financial Services Inc *	65,029	150,217
Lake Sunapee Bank Group	4,670	84,387
Lakeland Bancorp Inc	24,608	345,496
Lakeland Financial Corp	15,403	545,574
LaSalle Hotel Properties REIT	67,839	1,619,317
LCNB Corp	4,829	87,984
LegacyTexas Financial Group Inc	28,188	891,586
LendingClub Corp *	207,827	1,284,371
Lexington Realty Trust REIT	145,359	1,497,198
Live Oak Bancshares Inc	11,980	172,752

	Shares	Value
LTC Properties Inc REIT	24,141	$1,255,091
Macatawa Bank Corp	15,291	122,175
Mack-Cali Realty Corp REIT	56,607	1,540,843
Maiden Holdings Ltd	37,759	479,162
MainSource Financial Group Inc	14,492	361,575
Manning & Napier Inc	8,865	62,853
Marcus & Millichap Inc *	9,248	241,835
Marlin Business Services Corp	5,565	107,850
MB Financial Inc	46,184	1,756,839
MBIA Inc *	83,685	651,906
MBT Financial Corp	10,662	96,491
Medical Properties Trust Inc REIT	150,451	2,222,161
Medley Management Inc ‘A’	3,578	30,091
Mercantile Bank Corp	10,360	278,166
Merchants Bancshares Inc	3,211	104,004
Meridian Bancorp Inc	31,354	488,182
Meta Financial Group Inc	5,224	316,627
MGIC Investment Corp *	216,507	1,732,056
Middleburg Financial Corp	2,749	77,742
Midland States Bancorp Inc	2,331	59,068
MidWestOne Financial Group Inc	4,848	147,234
Moelis & Co ‘A’	11,607	312,112
Monmouth Real Estate Investment Corp REIT	39,892	569,259
Monogram Residential Trust Inc REIT	107,433	1,143,087
MTGE Investment Corp REIT	30,286	520,616
MutualFirst Financial Inc	2,965	82,219
National Bank Holdings Corp ‘A’	13,723	320,707
National Bankshares Inc	4,204	154,623
National Commerce Corp *	5,294	143,256
National General Holdings Corp	31,043	690,396
National Health Investors Inc REIT	23,822	1,869,551
National Interstate Corp	4,551	148,044
National Storage Affiliates Trust REIT	22,062	461,978
National Western Life Group Inc ‘A’	1,409	289,366
Nationstar Mortgage Holdings Inc *	19,697	291,713
NBT Bancorp Inc	27,232	895,116
Nelnet Inc ‘A’	13,026	525,860
New Residential Investment Corp REIT	150,871	2,083,529
New Senior Investment Group Inc REIT	49,366	569,684
New York Mortgage Trust Inc REIT	69,484	418,294
New York REIT Inc	104,685	957,868
NewStar Financial Inc *	14,885	144,533
NexPoint Residential Trust Inc REIT	12,617	248,050
Nicolet Bankshares Inc *	4,851	186,036
NMI Holdings Inc ‘A’ *	31,673	241,348
Northfield Bancorp Inc	27,231	438,419
Northrim BanCorp Inc	3,950	101,713
NorthStar Realty Europe Corp REIT	36,736	402,259
Northwest Bancshares Inc	61,230	961,923
OceanFirst Financial Corp	12,800	246,528
Ocwen Financial Corp *	67,968	249,443
OFG Bancorp	27,686	279,905
Old Line Bancshares Inc	4,900	96,677
Old National Bancorp	82,719	1,163,029
Old Second Bancorp Inc	17,860	148,417
OM Asset Management PLC	25,270	351,506
On Deck Capital Inc *	29,447	167,848
One Liberty Properties Inc REIT	8,197	198,040
OneBeacon Insurance Group Ltd ‘A’	14,749	210,616
Oppenheimer Holdings Inc ‘A’	6,588	94,143
Opus Bank	10,861	384,154
Orchid Island Capital Inc REIT	13,585	141,556
Oritani Financial Corp	25,011	393,173
Orrstown Financial Services Inc	3,935	77,716
Owens Realty Mortgage Inc REIT	6,210	107,557
Pacific Continental Corp	11,912	200,360
Pacific Mercantile Bancorp *	8,864	65,328
Pacific Premier Bancorp Inc *	16,984	449,397
Park National Corp	8,417	808,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Park Sterling Corp	32,452	$263,510
Parkway Properties Inc/Md REIT	51,543	876,746
Peapack Gladstone Financial Corp	10,140	227,237
Pebblebrook Hotel Trust REIT	44,975	1,196,335
Penns Woods Bancorp Inc	2,935	130,490
Pennsylvania Real Estate Investment Trust	43,406	999,640
PennyMac Financial Services Inc ‘A’ *	6,320	107,503
PennyMac Mortgage Investment Trust REIT	42,932	668,881
People’s Utah Bancorp	7,916	161,091
Peoples Bancorp Inc	11,369	279,564
Peoples Financial Services Corp	4,607	187,781
PHH Corp *	33,093	478,194
Physicians Realty Trust REIT	86,033	1,853,151
Pinnacle Financial Partners Inc	27,208	1,471,409
Piper Jaffray Cos *	9,038	436,535
PJT Partners Inc ‘A’	11,039	301,034
Potlatch Corp REIT	26,083	1,014,368
PRA Group Inc *	29,207	1,008,810
Preferred Apartment Communities Inc ‘A’ REIT	14,295	193,125
Preferred Bank	7,766	277,634
Premier Financial Bancorp Inc	4,878	83,609
Primerica Inc	29,178	1,547,309
PrivateBancorp Inc	49,720	2,283,142
Prosperity Bancshares Inc	41,462	2,275,849
Provident Bancorp Inc *	2,467	38,485
Provident Financial Holdings Inc	3,806	74,445
Provident Financial Services Inc	39,026	828,522
PS Business Parks Inc REIT	12,584	1,429,165
Pzena Investment Management Inc ‘A’	8,622	66,389
QCR Holdings Inc	7,933	251,793
QTS Realty Trust Inc ‘A’ REIT	29,802	1,575,036
Radian Group Inc	136,432	1,848,654
RAIT Financial Trust REIT	56,362	190,504
Ramco-Gershenson Properties Trust REIT	49,961	936,269
RE/MAX Holdings Inc ‘A’	11,227	491,518
Real Industry Inc *	14,966	91,592
Redwood Trust Inc REIT	48,768	690,555
Regional Management Corp *	6,826	147,783
Renasant Corp	25,817	868,226
Republic Bancorp Inc ‘A’	6,141	190,862
Republic First Bancorp Inc *	19,758	81,205
Resource Capital Corp REIT	20,508	262,707
Retail Opportunity Investments Corp REIT	65,155	1,430,804
Rexford Industrial Realty Inc REIT	41,261	944,464
RLI Corp	23,183	1,584,790
RLJ Lodging Trust REIT	78,105	1,642,548
Ryman Hospitality Properties Inc REIT	27,378	1,318,524
S&T Bancorp Inc	21,519	623,836
Sabra Health Care REIT Inc	40,746	1,025,984
Safeguard Scientifics Inc *	13,000	168,480
Safety Insurance Group Inc	9,357	628,978
Sandy Spring Bancorp Inc	15,258	466,590
Saul Centers Inc REIT	6,459	430,169
Seacoast Banking Corp of Florida *	18,690	300,722
Select Income REIT	40,701	1,094,857
Selective Insurance Group Inc	35,312	1,407,536
Seritage Growth Properties ‘A’ REIT	15,761	798,767
ServisFirst Bancshares Inc	14,630	759,443
Shore Bancshares Inc	7,305	86,053
SI Financial Group Inc	6,151	81,193
Sierra Bancorp	7,277	136,517
Silver Bay Realty Trust Corp REIT	21,887	383,679
Silvercrest Asset Management Group Inc ‘A’	4,048	48,050
Simmons First National Corp ‘A’	18,505	923,399
South State Corp	15,007	1,126,125
Southern First Bancshares Inc *	3,449	95,123
Southern Missouri Bancorp Inc	3,412	84,959
Southern National Bancorp of Virginia Inc	6,423	83,820

	Shares	Value
Southside Bancshares Inc	15,785	$507,961
Southwest Bancorp Inc	11,919	226,342
STAG Industrial Inc REIT	43,676	1,070,499
State Auto Financial Corp	9,660	230,005
State Bank Financial Corp	22,123	504,847
State National Cos Inc	19,675	218,786
Sterling Bancorp	80,128	1,402,240
Stewart Information Services Corp	14,468	643,103
Stifel Financial Corp *	40,711	1,565,338
Stock Yards Bancorp Inc	13,681	450,926
Stonegate Bank	7,515	253,631
Stratus Properties Inc *	3,671	89,572
Suffolk Bancorp	7,257	252,326
Summit Financial Group Inc	4,799	91,949
Summit Hotel Properties Inc REIT	55,038	724,300
Sun Bancorp Inc	5,897	135,985
Sunstone Hotel Investors Inc REIT	137,673	1,760,838
Terreno Realty Corp REIT	27,336	752,013
Territorial Bancorp Inc	5,320	152,471
Texas Capital Bancshares Inc *	29,238	1,605,751
The Bancorp Inc *	20,842	133,806
The First of Long Island Corp	8,946	296,560
The GEO Group Inc REIT	47,342	1,125,793
The Navigators Group Inc	7,260	703,639
The RMR Group Inc ‘A’	4,567	173,272
The St Joe Co *	25,120	461,706
Third Point Reinsurance Ltd * (Bermuda)	43,153	517,836
Tier REIT Inc	29,740	459,186
Tiptree Financial Inc ‘A’	19,163	113,828
Tompkins Financial Corp	9,281	709,161
Towne Bank	35,210	846,096
TriCo Bancshares	13,151	352,052
Trinity Place Holdings Inc *	11,744	114,856
TriState Capital Holdings Inc *	13,152	212,405
Triumph Bancorp Inc *	9,243	183,381
Trupanion Inc *	10,249	173,208
TrustCo Bank Corp	58,344	413,659
Trustmark Corp	42,691	1,176,564
UMB Financial Corp	28,304	1,682,673
UMH Properties Inc REIT	15,693	187,061
Umpqua Holdings Corp	139,658	2,101,853
Union Bankshares Corp	27,917	747,338
Union Bankshares Inc	2,191	74,625
United Bankshares Inc	41,700	1,570,839
United Community Banks Inc	43,921	923,219
United Community Financial Corp	30,480	216,713
United Development Funding IV REIT +	13,844	44,301
United Financial Bancorp Inc	30,743	425,483
United Fire Group Inc	13,835	585,497
United Insurance Holdings Corp	10,778	183,010
Universal Health Realty Income Trust REIT	4,678	294,808
Universal Insurance Holdings Inc	19,859	500,447
Univest Corp of Pennsylvania	15,348	358,529
Urban Edge Properties REIT	57,262	1,611,353
Urstadt Biddle Properties Inc ‘A’ REIT	15,222	338,233
Valley National Bancorp	156,206	1,519,884
Veritex Holdings Inc *	4,898	85,176
Virtu Financial Inc ‘A’	16,058	240,388
Virtus Investment Partners Inc	3,486	341,140
Waddell & Reed Financial Inc ‘A’	50,059	909,071
WageWorks Inc *	23,096	1,406,777
Walker & Dunlop Inc *	17,547	443,237
Walter Investment Management Corp *	12,425	50,446
Washington Federal Inc	55,702	1,486,129
Washington Prime Group Inc REIT	117,002	1,448,485
Washington Real Estate Investment Trust	46,870	1,458,594
Washington Trust Bancorp Inc	9,186	369,461
WashingtonFirst Bankshares Inc	4,845	119,235
Waterstone Financial Inc	16,753	284,633
Webster Financial Corp	58,057	2,206,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
WesBanco Inc	25,663	$843,799
West Bancorporation Inc	9,736	190,826
Westamerica Bancorporation	15,842	806,041
Western Asset Mortgage Capital Corp REIT	27,353	285,018
Westfield Financial Inc	8,749	66,930
Westwood Holdings Group Inc	5,121	271,976
Whitestone REIT	17,074	236,987
Wintrust Financial Corp	31,650	1,758,790
WisdomTree Investments Inc	70,828	728,820
WMIH Corp *	125,253	293,092
World Acceptance Corp *	3,950	193,708
WSFS Financial Corp	18,379	670,650
Xenia Hotels & Resorts Inc REIT	66,387	1,007,755
Xenith Bankshares Inc *	38,952	89,979
Yadkin Financial Corp	31,630	831,553

		283,177,046

Industrial - 13.2%

AAON Inc	25,322	729,780
AAR Corp	21,024	658,472
Actuant Corp ‘A’	37,017	860,275
Advanced Drainage Systems Inc	22,067	530,932
Advanced Energy Industries Inc *	24,585	1,163,362
Aegion Corp *	22,780	434,415
AEP Industries Inc	2,466	269,706
Aerojet Rocketdyne Holdings Inc *	38,883	683,563
Aerovironment Inc *	12,951	316,134
Air Transport Services Group Inc *	29,169	418,575
Alamo Group Inc	6,033	397,514
Albany International Corp ‘A’	18,090	766,654
Allied Motion Technologies Inc	4,032	76,245
Altra Industrial Motion Corp	16,388	474,760
American Railcar Industries Inc	4,714	195,490
American Superconductor Corp *	6,962	48,804
Ampco-Pittsburgh Corp	5,314	58,932
Apogee Enterprises Inc	17,549	784,265
Applied Industrial Technologies Inc	22,429	1,048,331
Applied Optoelectronics Inc *	10,557	234,471
Aqua Metals Inc *	6,349	56,252
ArcBest Corp	16,187	307,877
Ardmore Shipping Corp (Ireland)	16,848	118,610
Argan Inc	8,524	504,536
Armstrong Flooring Inc *	14,643	276,460
Astec Industries Inc	12,315	737,299
Astronics Corp *	12,389	558,124
Atkore International Group Inc *	7,621	142,818
Atlas Air Worldwide Holdings Inc *	15,573	666,836
AVX Corp	28,533	393,470
AZZ Inc	16,487	1,076,106
Babcock & Wilcox Enterprises Inc *	28,869	476,338
Badger Meter Inc	17,978	602,443
Barnes Group Inc	31,341	1,270,878
Bel Fuse Inc ‘B’	6,412	154,786
Belden Inc	26,490	1,827,545
Benchmark Electronics Inc *	31,535	786,798
Boise Cascade Co *	24,636	625,754
Brady Corp ‘A’	28,438	984,239
Briggs & Stratton Corp	26,355	491,521
Builders FirstSource Inc *	53,101	611,193
Caesarstone Ltd * (Israel)	14,990	565,273
Casella Waste Systems Inc ‘A’ *	24,643	253,823
CECO Environmental Corp	18,005	203,096
Celadon Group Inc	17,286	151,080
Chart Industries Inc *	18,987	623,343
Chase Corp	4,245	293,414
CIRCOR International Inc	10,644	633,957
CLARCOR Inc	29,135	1,893,775
Coherent Inc *	15,058	1,664,511
Columbus McKinnon Corp	12,499	222,982
Comfort Systems USA Inc	23,741	695,849

	Shares	Value
Continental Building Products Inc *	22,317	$468,434
Control4 Corp *	13,147	161,445
Costamare Inc (Greece)	15,823	144,622
Covenant Transportation Group Inc ‘A’ *	7,299	141,090
CTS Corp	20,537	381,988
Cubic Corp	16,005	749,194
Curtiss-Wright Corp	27,371	2,493,772
DHT Holdings Inc	57,874	242,492
Dorian LPG Ltd *	15,752	94,512
Drew Industries Inc	14,944	1,464,811
Ducommun Inc *	6,928	158,236
DXP Enterprises Inc *	7,897	222,616
Dycom Industries Inc *	19,245	1,573,856
Dynamic Materials Corp	8,376	89,288
Echo Global Logistics Inc *	18,618	429,331
Electro Scientific Industries Inc *	15,957	89,997
EMCOR Group Inc	37,631	2,243,560
Encore Wire Corp	12,886	473,818
Energous Corp *	9,153	179,490
Energy Recovery Inc *	21,675	346,366
EnerSys	27,088	1,874,219
EnPro Industries Inc	13,737	780,536
ESCO Technologies Inc	16,207	752,329
Esterline Technologies Corp *	18,725	1,423,849
Exponent Inc	16,339	834,269
Fabrinet * (Thailand)	21,949	978,706
FARO Technologies Inc *	10,788	387,829
Federal Signal Corp	38,622	512,128
Fluidigm Corp *	18,198	145,766
Forward Air Corp	17,488	756,531
Franklin Electric Co Inc	28,739	1,169,965
FreightCar America Inc	7,671	110,309
Frontline Ltd (Norway)	40,994	293,927
GasLog Ltd (Monaco)	25,844	376,030
GATX Corp	25,867	1,152,375
Gencor Industries Inc *	4,890	58,582
Gener8 Maritime Inc *	24,429	125,076
Generac Holdings Inc *	41,632	1,511,242
General Cable Corp	30,391	455,257
Gibraltar Industries Inc *	20,318	754,814
Global Brass & Copper Holdings Inc	13,655	394,493
Golar LNG Ltd (NOTC) (Bermuda)	55,887	1,184,804
GoPro Inc ‘A’ *	63,730	1,063,016
GP Strategies Corp *	8,178	201,342
Graham Corp	6,279	119,929
Granite Construction Inc	25,021	1,244,545
Greif Inc ‘A’	16,528	819,624
Greif Inc ‘B’	3,437	208,248
Griffon Corp	20,202	343,636
Handy & Harman Ltd *	1,220	25,669
Hardinge Inc	6,782	75,484
Harsco Corp	49,986	496,361
Haynes International Inc	7,989	296,472
Headwaters Inc *	45,862	775,985
Heartland Express Inc	29,570	558,282
Heritage-Crystal Clean Inc *	8,464	112,402
Hill International Inc *	23,866	110,022
Hillenbrand Inc	36,748	1,162,707
Hornbeck Offshore Services Inc *	20,254	111,397
Hub Group Inc ‘A’ *	21,252	866,232
Hurco Cos Inc	4,058	113,908
Hyster-Yale Materials Handling Inc	5,908	355,248
IES Holdings Inc *	4,733	84,200
II-VI Inc *	37,641	915,806
IMAX Corp *	37,501	1,086,404
Insteel Industries Inc	11,347	411,215
Itron Inc *	21,260	1,185,458
John Bean Technologies Corp	18,510	1,305,880
Joy Global Inc	62,204	1,725,539
Kadant Inc	6,836	356,224

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Kaman Corp	16,948	$744,356
KapStone Paper & Packaging Corp	54,603	1,033,089
Kennametal Inc	49,812	1,445,544
Kimball Electronics Inc *	17,923	248,413
KLX Inc *	33,382	1,175,046
Knight Transportation Inc	42,147	1,209,197
Knowles Corp *	55,784	783,765
Kratos Defense & Security Solutions Inc *	28,148	193,940
Lawson Products Inc *	3,860	68,438
Layne Christensen Co *	10,818	92,061
Lindsay Corp	6,515	481,980
Littelfuse Inc	13,996	1,802,825
Louisiana-Pacific Corp *	91,312	1,719,405
LSB Industries Inc *	12,473	107,018
LSI Industries Inc	13,287	149,213
Lydall Inc *	10,496	536,660
Marten Transport Ltd	14,753	309,813
Masonite International Corp *	19,264	1,197,643
MasTec Inc *	41,242	1,226,537
Matson Inc	27,507	1,096,979
Mesa Laboratories Inc	1,938	221,630
Methode Electronics Inc	22,162	775,005
Milacron Holdings Corp *	9,216	147,087
Mistras Group Inc *	11,152	261,737
Moog Inc ‘A’ *	20,362	1,212,353
MSA Safety Inc	19,652	1,140,602
Mueller Industries Inc	36,624	1,187,350
Mueller Water Products Inc ‘A’	97,205	1,219,923
Multi Packaging Solutions International Ltd *	13,546	195,198
Multi-Color Corp	8,693	573,738
Myers Industries Inc	15,064	195,681
MYR Group Inc *	8,662	260,726
National Presto Industries Inc	2,968	260,561
Navios Maritime Acquisition Corp	51,908	70,076
NCI Building Systems Inc *	16,940	247,155
NL Industries Inc *	3,396	13,346
NN Inc	16,696	304,702
Nordic American Tankers Ltd	55,181	557,880
Novanta Inc *	19,467	337,752
NV5 Global Inc *	4,683	151,308
NVE Corp	3,001	176,879
Olympic Steel Inc	5,759	127,274
Omega Flex Inc	1,397	53,868
Orion Group Holdings Inc *	17,506	119,916
OSI Systems Inc *	11,145	728,660
Overseas Shipholding Group Inc ‘A’	22,608	238,967
PAM Transportation Services Inc *	1,488	29,790
Park Electrochemical Corp	12,616	219,140
Park-Ohio Holdings Corp	5,468	199,309
Patrick Industries Inc *	9,235	571,831
PGT Inc *	29,666	316,536
Plexus Corp *	20,872	976,392
Ply Gem Holdings Inc *	13,576	181,375
Powell Industries Inc	5,638	225,802
Power Solutions International Inc *	3,220	33,005
Primoris Services Corp	25,436	523,982
Proto Labs Inc *	15,668	938,670
Quanex Building Products Corp	22,080	381,101
Radiant Logistics Inc *	20,948	59,492
Raven Industries Inc	23,305	536,714
RBC Bearings Inc *	14,516	1,110,184
Rexnord Corp *	52,880	1,132,161
Roadrunner Transportation Systems Inc *	17,679	141,078
Rofin-Sinar Technologies Inc *	17,444	561,348
Rogers Corp *	11,576	707,062
Saia Inc *	16,280	487,749
Sanmina Corp *	46,580	1,326,133
Scorpio Bulkers Inc *	35,576	123,093
Scorpio Tankers Inc (Monaco)	104,136	482,150
Ship Finance International Ltd (Norway)	37,873	557,869

	Shares	Value
Simpson Manufacturing Co Inc	26,108	$1,147,447
Smith & Wesson Holding Corp *	34,745	923,870
Sparton Corp *	6,162	161,814
SPX Corp *	25,386	511,274
SPX FLOW Inc *	21,472	663,914
Standex International Corp	7,950	738,316
Stoneridge Inc *	17,268	317,731
Sturm Ruger & Co Inc	11,564	667,937
Summit Materials Inc ‘A’ *	47,880	888,174
Sun Hydraulics Corp	14,670	473,401
Swift Transportation Co *	47,481	1,019,417
TASER International Inc *	33,171	949,022
Tech Data Corp *	21,769	1,844,052
Teekay Corp (Bermuda)	30,374	234,184
Teekay Tankers Ltd ‘A’ (Bermuda)	73,024	184,751
Teledyne Technologies Inc *	20,894	2,255,089
Tennant Co	10,871	704,441
Tetra Tech Inc	36,754	1,303,664
The Gorman-Rupp Co	11,721	300,175
The Greenbrier Cos Inc	17,147	605,289
The Manitowoc Co Inc	80,292	384,599
Tidewater Inc	29,434	83,004
TimkenSteel Corp	25,113	262,431
TopBuild Corp *	24,363	808,852
TRC Cos Inc *	11,831	102,575
Tredegar Corp	15,538	288,851
Trex Co Inc *	18,558	1,089,726
TriMas Corp *	28,140	523,685
Trinseo SA	18,256	1,032,559
Triumph Group Inc	31,032	865,172
TTM Technologies Inc *	45,643	522,612
Tutor Perini Corp *	23,474	503,987
UFP Technologies Inc *	3,877	102,740
Universal Display Corp *	26,254	1,457,360
Universal Forest Products Inc	12,474	1,228,564
Universal Logistics Holdings Inc	5,429	72,857
US Concrete Inc *	9,072	417,902
US Ecology Inc	13,852	621,124
USA Truck Inc *	5,837	59,771
Vicor Corp *	10,146	117,694
Vishay Intertechnology Inc	86,113	1,213,332
Vishay Precision Group Inc *	7,826	125,451
VSE Corp	5,392	183,274
Watts Water Technologies Inc ‘A’	17,524	1,136,256
Werner Enterprises Inc	27,513	640,227
Willis Lease Finance Corp *	2,747	65,296
Woodward Inc	33,143	2,070,775
XPO Logistics Inc *	61,868	2,268,700
YRC Worldwide Inc *	20,477	252,277
ZAGG Inc *	17,105	138,550

		147,092,282

Technology - 11.0%

2U Inc *	23,268	890,932
3D Systems Corp *	67,657	1,214,443
ACI Worldwide Inc *	73,281	1,420,186
Actua Corp *	22,964	297,384
Acxiom Corp *	49,554	1,320,614
Advanced Micro Devices Inc *	470,866	3,253,684
Agilysys Inc *	9,287	103,271
Alpha & Omega Semiconductor Ltd *	11,749	255,188
Ambarella Inc *	20,267	1,491,854
Amber Road Inc *	12,577	121,368
American Software Inc ‘A’	17,364	192,740
Amkor Technology Inc *	61,356	596,380
Apigee Corp *	9,553	166,222
Appfolio Inc ‘A’ *	5,250	102,060
Applied Micro Circuits Corp *	50,016	347,611
Aspen Technology Inc *	51,855	2,426,295
Avid Technology Inc *	20,378	161,801

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Axcelis Technologies Inc *	17,390	$230,939
Barracuda Networks Inc *	13,793	351,446
Benefitfocus Inc *	8,117	324,031
Blackbaud Inc	29,877	1,982,040
Bottomline Technologies de Inc *	25,417	592,470
Brightcove Inc *	19,992	260,896
BroadSoft Inc *	18,701	870,532
Brooks Automation Inc	43,243	588,537
Cabot Microelectronics Corp	14,191	750,846
CACI International Inc ‘A’ *	15,508	1,564,757
Callidus Software Inc *	37,818	693,960
Carbonite Inc *	11,131	170,972
Castlight Health Inc ‘B’ *	23,286	96,870
Cavium Inc *	40,824	2,375,957
CEVA Inc *	12,758	447,423
Cirrus Logic Inc *	39,347	2,091,293
Cogint Inc *	8,996	45,790
Cohu Inc	15,963	187,406
CommVault Systems Inc *	24,221	1,286,862
Computer Programs & Systems Inc	7,060	183,984
Convergys Corp	55,829	1,698,318
Cornerstone OnDemand Inc *	31,990	1,469,940
Cray Inc *	25,239	594,126
CSG Systems International Inc	20,503	847,389
Cvent Inc *	19,072	604,773
Datalink Corp *	13,257	140,657
Diebold Inc	43,162	1,069,986
Digi International Inc *	15,320	174,648
Digimarc Corp *	5,902	226,342
Diodes Inc *	24,265	517,815
DSP Group Inc *	13,760	165,258
Eastman Kodak Co *	11,202	168,030
Ebix Inc	16,052	912,556
Electronics For Imaging Inc *	29,859	1,460,702
EMCORE Corp	16,189	92,277
Engility Holdings Inc *	11,120	350,280
Entegris Inc *	89,498	1,559,055
Envestnet Inc *	26,160	953,532
EPAM Systems Inc *	30,209	2,093,786
Epiq Systems Inc	15,505	255,677
Everyday Health Inc *	17,497	134,552
Evolent Health Inc ‘A’ *	9,950	244,969
Exa Corp *	8,536	137,003
Exar Corp *	24,282	226,065
ExlService Holdings Inc *	20,820	1,037,669
Fair Isaac Corp	19,386	2,415,302
Five9 Inc *	20,818	326,426
Fleetmatics Group PLC *	24,830	1,489,303
FormFactor Inc *	41,519	450,481
GigPeak Inc *	38,636	90,795
Globant SA *	16,329	687,777
Glu Mobile Inc *	66,087	148,035
Guidance Software Inc *	13,593	81,014
Hortonworks Inc *	25,234	210,704
HubSpot Inc *	18,237	1,050,816
Immersion Corp *	17,334	141,445
Imperva Inc *	18,169	975,857
Impinj Inc *	3,506	131,195
inContact Inc *	38,172	533,645
InnerWorkings Inc *	23,079	217,404
Inphi Corp *	25,464	1,107,939
Insight Enterprises Inc *	23,142	753,272
Instructure Inc *	6,538	165,869
Integrated Device Technology Inc *	85,306	1,970,569
Interactive Intelligence Group Inc *	11,420	686,799
Intersil Corp ‘A’	84,652	1,856,418
InvenSense Inc *	51,502	382,145
IXYS Corp	15,223	183,437
j2 Global Inc	29,330	1,953,671
Jive Software Inc *	36,090	153,743

	Shares	Value
Kopin Corp *	44,204	$96,365
Lattice Semiconductor Corp *	75,734	491,514
LivePerson Inc *	35,237	296,343
Lumentum Holdings Inc *	31,845	1,330,166
MACOM Technology Solutions Holdings Inc *	14,537	615,497
ManTech International Corp ‘A’	15,709	592,072
MAXIMUS Inc	39,850	2,253,916
MaxLinear Inc ‘A’ *	35,388	717,315
Maxwell Technologies Inc *	19,170	98,917
Medidata Solutions Inc *	34,886	1,945,243
Mentor Graphics Corp	67,945	1,796,466
Mercury Systems Inc *	24,720	607,370
Microsemi Corp *	71,128	2,985,953
MicroStrategy Inc ‘A’ *	6,049	1,012,845
MINDBODY Inc ‘A’ *	8,918	175,328
Mitek Systems Inc *	18,672	154,791
MKS Instruments Inc	33,086	1,645,367
MobileIron Inc *	25,986	71,461
Model N Inc *	14,580	161,984
Monolithic Power Systems Inc	24,154	1,944,397
Monotype Imaging Holdings Inc	25,753	569,399
MTS Systems Corp	10,621	488,885
Nanometrics Inc *	14,823	331,146
NCI Inc ‘A’	3,758	43,480
NetScout Systems Inc *	56,868	1,663,389
New Relic Inc *	13,828	529,889
Nimble Storage Inc *	39,486	348,661
Omnicell Inc *	22,447	859,720
Park City Group Inc *	7,565	89,267
Paycom Software Inc *	27,920	1,399,630
PDF Solutions Inc *	16,789	305,056
pdvWireless Inc *	6,394	146,423
Pegasystems Inc	22,974	677,503
Photronics Inc *	41,112	423,865
Planet Payment Inc *	26,815	99,484
Power Integrations Inc	17,388	1,095,966
Press Ganey Holdings Inc *	14,200	573,680
Progress Software Corp *	31,497	856,718
Proofpoint Inc *	25,384	1,899,992
PROS Holdings Inc *	15,992	361,579
Pure Storage Inc ‘A’ *	43,881	594,588
QAD Inc ‘A’	6,430	143,903
Quality Systems Inc	32,631	369,383
Qualys Inc *	17,203	656,983
Radisys Corp *	21,946	117,301
Rambus Inc *	69,120	864,000
RealPage Inc *	34,384	883,669
Rosetta Stone Inc *	11,718	99,369
Rudolph Technologies Inc *	19,823	351,660
Sapiens International Corp NV (Israel)	14,754	188,409
Science Applications International Corp	26,612	1,846,074
SecureWorks Corp ‘A’ *	3,525	44,098
Semtech Corp *	41,203	1,142,559
Sigma Designs Inc *	21,903	170,624
Silicon Graphics International Corp *	21,704	167,121
Silicon Laboratories Inc *	25,453	1,496,636
Silver Spring Networks Inc *	22,514	319,249
SPS Commerce Inc *	10,228	750,837
Stratasys Ltd *	30,618	737,588
Super Micro Computer Inc *	24,489	572,308
Sykes Enterprises Inc *	25,144	707,301
Synaptics Inc *	21,897	1,282,726
Synchronoss Technologies Inc *	26,201	1,078,957
SYNNEX Corp	18,124	2,068,130
Syntel Inc *	20,682	866,783
Take-Two Interactive Software Inc *	52,559	2,369,360
Tangoe Inc *	18,231	150,406
TeleTech Holdings Inc	10,519	304,946
Tessera Technologies Inc	31,068	1,194,254

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
The ExOne Co *	7,723	$117,544
The KEYW Holding Corp *	22,653	250,089
TubeMogul Inc *	13,945	130,665
Ultra Clean Holdings Inc *	19,397	143,732
Ultratech Inc *	13,924	321,366
Unisys Corp *	31,803	309,761
USA Technologies Inc *	22,376	125,417
Varonis Systems Inc *	6,822	205,342
Veeco Instruments Inc *	25,142	493,537
Verint Systems Inc *	39,402	1,482,697
Virtusa Corp *	17,775	438,687
Vocera Communications Inc *	16,147	272,884
Workiva Inc *	13,814	250,448
Xactly Corp *	14,505	213,514
Xcerra Corp *	33,872	205,264

		123,015,721

Utilities - 3.6%

ALLETE Inc	31,438	1,874,333
Ameresco Inc ‘A’ *	14,564	76,607
American States Water Co	22,826	914,181
Artesian Resources Corp ‘A’	4,770	136,136
Atlantic Power Corp	76,148	188,086
Atlantica Yield PLC (Spain)	36,921	701,868
Avista Corp	38,734	1,618,694
Black Hills Corp	32,682	2,000,792
California Water Service Group	30,446	977,012
Chesapeake Utilities Corp	9,439	576,345
Connecticut Water Service Inc	6,872	341,745
Consolidated Water Co Ltd (Cayman)	8,968	104,208
Delta Natural Gas Co Inc	3,827	91,274
Dynegy Inc *	74,999	929,238
El Paso Electric Co	25,627	1,198,575
EnerNOC Inc *	16,774	90,747
Genie Energy Ltd ‘B’ *	8,921	52,634
Global Water Resources Inc	4,838	38,752
IDACORP Inc	31,600	2,473,648
MGE Energy Inc	22,092	1,248,419
Middlesex Water Co	9,882	348,242
New Jersey Resources Corp	53,422	1,755,447
Northwest Natural Gas Co	16,997	1,021,690
NorthWestern Corp	30,842	1,774,340
NRG Yield Inc ‘A’	21,722	354,503
NRG Yield Inc ‘C’	38,751	657,217
ONE Gas Inc	31,888	1,971,954
Ormat Technologies Inc	24,584	1,190,111
Otter Tail Corp	24,062	832,305
PNM Resources Inc	50,620	1,656,286
Portland General Electric Co	56,050	2,387,169
SJW Corp	10,362	452,612
South Jersey Industries Inc	50,625	1,495,969
Southwest Gas Corp	29,427	2,055,770
Spark Energy Inc ‘A’	3,153	91,847
Spire Inc	27,800	1,771,972
Talen Energy Corp *	53,273	737,831
The Empire District Electric Co	27,972	954,964
The York Water Co	7,833	232,327
Unitil Corp	8,628	337,010
WGL Holdings Inc	31,447	1,971,727

		39,684,587

Total Common Stocks (Cost $963,888,084)		1,096,207,701

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $17,428,872; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $17,779,294)	$17,428,828	$17,428,828

Total Short-Term Investment (Cost $17,428,828)		17,428,828

TOTAL INVESTMENTS - 100.0% (Cost $981,390,390)		1,113,785,957

OTHER ASSETS & LIABILITIES, NET - 0.0%		457,766

NET ASSETS - 100.0%		$1,114,243,723

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,161,138 or 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2016, the amount of $944,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/16)	154	($68,648)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$149,428	$-	$-	$149,428
	Common Stocks
	Basic Materials	44,251,966	44,251,966	-	-
	Communications	72,703,720	72,703,720	-	-
	Consumer, Cyclical	125,599,106	125,599,106	-	-
	Consumer, Non-Cyclical	224,764,892	223,797,483	967,409	-
	Diversified	1,177,767	1,177,767	-	-
	Energy	34,740,614	34,740,614	-	-
	Financial	283,177,046	283,132,745	-	44,301
	Industrial	147,092,282	147,092,282	-	-
	Technology	123,015,721	123,015,721	-	-
	Utilities	39,684,587	39,684,587	-	-

	Total Common Stocks	1,096,207,701	1,095,195,991	967,409	44,301

	Short-Term Investment	17,428,828	-	17,428,828	-

	Total Assets	1,113,785,957	1,095,195,991	18,396,237	193,729

Liabilities	Derivatives:
	Equity Contracts
	Futures	(68,648)	(68,648)	-	-

	Total Liabilities	(68,648)	(68,648)	-	-

	Total	$1,113,717,309	$1,095,127,343	$18,396,237	$193,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 0.7%

Ingevity Corp *	87,420	$4,030,062

Communications - 7.2%

Extreme Networks Inc *	1,226,650	5,507,659
Finisar Corp *	338,580	10,089,684
FTD Cos Inc *	337,313	6,938,528
Infinera Corp *	348,780	3,149,483
NETGEAR Inc *	76,200	4,609,338
Scholastic Corp	207,970	8,185,699
Shutterfly Inc *	124,440	5,555,002

		44,035,393

Consumer, Cyclical - 15.5%

Anixter International Inc *	94,970	6,125,565
Big Lots Inc	99,870	4,768,793
Bloomin’ Brands Inc	405,360	6,988,406
Caleres Inc	241,590	6,109,811
Citi Trends Inc	399,947	7,970,944
Crocs Inc *	611,990	5,079,517
Dana Inc	560,350	8,735,856
Ethan Allen Interiors Inc	131,250	4,104,188
Office Depot Inc	1,015,120	3,623,978
Red Robin Gourmet Burgers Inc *	152,930	6,872,674
Regal Entertainment Group ‘A’	346,450	7,535,288
SkyWest Inc	333,890	8,818,035
Tenneco Inc *	112,420	6,550,713
The Children’s Place Inc	71,264	5,691,856
Wesco Aircraft Holdings Inc *	370,300	4,973,129

		93,948,753

Consumer, Non-Cyclical - 10.3%

ABM Industries Inc	177,640	7,052,308
Booz Allen Hamilton Holding Corp	267,630	8,459,784
Cott Corp (Canada)	340,833	4,856,870
ICON PLC *	108,380	8,385,361
LifePoint Health Inc *	109,650	6,494,569
Molina Healthcare Inc *	154,550	9,013,356
Sotheby’s	152,480	5,797,290
Viad Corp	195,334	7,201,964
WellCare Health Plans Inc *	47,440	5,554,750

		62,816,252

Energy - 9.6%

Gulfport Energy Corp *	250,700	7,082,275
MRC Global Inc *	293,700	4,825,491
Oil States International Inc *	213,140	6,728,830
Patterson-UTI Energy Inc	343,120	7,675,594
QEP Resources Inc	464,330	9,068,365
RPC Inc *	501,420	8,423,856
SM Energy Co	168,590	6,504,202
Synergy Resources Corp *	1,197,330	8,297,497

		58,606,110

Financial - 25.7%

1st Source Corp	134,755	4,810,080
Associated Banc-Corp	438,180	8,583,946
Customers Bancorp Inc *	251,107	6,317,852
Education Realty Trust Inc REIT	135,020	5,824,763
Essent Group Ltd *	232,327	6,182,222
First American Financial Corp	178,820	7,024,050
First Commonwealth Financial Corp	365,880	3,691,729
Fulton Financial Corp	428,510	6,221,965
Gramercy Property Trust REIT	1,020,798	9,840,493
HomeStreet Inc *	218,650	5,479,369
Hope Bancorp Inc	335,243	5,823,171

	Shares	Value
Huntington Bancshares Inc	570,334	$5,623,493
Independent Bank Group Inc	128,242	5,664,449
Kite Realty Group Trust REIT	188,440	5,223,557
National Storage Affiliates Trust REIT	372,760	7,805,595
Ramco-Gershenson Properties Trust REIT	410,572	7,694,119
Selective Insurance Group Inc	114,420	4,560,781
State Auto Financial Corp	98,725	2,350,642
Sterling Bancorp	387,960	6,789,300
Synovus Financial Corp	173,140	5,632,244
Texas Capital Bancshares Inc *	189,200	10,390,864
Validus Holdings Ltd	84,880	4,228,722
Webster Financial Corp	224,710	8,541,227
WSFS Financial Corp	122,090	4,455,064
Zions Bancorp	235,170	7,294,973

		156,054,670

Industrial - 14.7%

AECOM *	222,751	6,622,387
Air Transport Services Group Inc *	252,335	3,621,007
Atlas Air Worldwide Holdings Inc *	51,096	2,187,931
Covenant Transportation Group Inc ‘A’ *	367,560	7,104,935
EMCOR Group Inc	125,590	7,487,676
EnerSys	98,870	6,840,815
Esterline Technologies Corp *	92,260	7,015,451
Graphic Packaging Holding Co	566,470	7,924,915
Mistras Group Inc *	131,190	3,079,029
Oshkosh Corp	169,910	9,514,960
Regal Beloit Corp	57,920	3,445,661
Saia Inc *	217,300	6,510,308
SPX FLOW Inc *	68,420	2,115,546
TTM Technologies Inc *	378,019	4,328,318
Tutor Perini Corp *	206,540	4,434,414
Vishay Intertechnology Inc	494,612	6,969,083

		89,202,436

Technology - 12.0%

Advanced Micro Devices Inc *	688,670	4,758,710
Cabot Microelectronics Corp	98,570	5,215,339
CSG Systems International Inc	178,330	7,370,379
Cypress Semiconductor Corp	600,731	7,304,889
FormFactor Inc *	729,706	7,917,310
Integrated Device Technology Inc *	129,100	2,982,210
Mitel Networks Corp *	985,859	7,255,922
MKS Instruments Inc	123,080	6,120,768
NCR Corp *	230,080	7,406,275
Unisys Corp *	455,960	4,441,050
Verint Systems Inc *	205,850	7,746,136
Virtusa Corp *	168,410	4,156,359

		72,675,347

Utilities - 3.3%

PNM Resources Inc	249,580	8,166,258
Portland General Electric Co	145,560	6,199,400
Southwest Gas Corp	84,519	5,904,497

		20,270,155

Total Common Stocks (Cost $543,373,506)		601,639,178

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $4,582,609; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $4,674,750)	$4,582,598	$4,582,598

Total Short-Term Investment (Cost $4,582,598)		4,582,598

TOTAL INVESTMENTS - 99.8% (Cost $547,956,104)		606,221,776

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,063,718

NET ASSETS - 100.0%		$607,285,494

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$601,639,178	$601,639,178	$-	$-
	Short-Term Investment	4,582,598	-	4,582,598	-

	Total	$606,221,776	$601,639,178	$4,582,598	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Communications - 9.1%

CBS Corp ‘B’	138,022	$7,555,324
Charter Communications Inc ‘A’ *	42,605	11,502,072
Cisco Systems Inc	452,113	14,341,024
Clear Channel Outdoor Holdings Inc ‘A’	459,914	2,685,898
DISH Network Corp ‘A’ *	296,090	16,219,810
Entercom Communications Corp ‘A’	323,966	4,192,120
Expedia Inc	81,091	9,464,941
Media General Inc *	354,944	6,541,618
Nexstar Broadcasting Group Inc ‘A’	57,444	3,315,093
Sinclair Broadcast Group Inc ‘A’	125,235	3,616,787
T-Mobile US Inc *	243,773	11,389,075
Time Warner Inc	79,115	6,298,345
Verizon Communications Inc	220,921	11,483,474

		108,605,581

Consumer, Cyclical - 12.5%

AutoZone Inc *	11,676	8,971,138
Bed Bath & Beyond Inc	170,003	7,328,829
Best Buy Co Inc	221,518	8,457,557
Brinker International Inc	120,458	6,074,697
Columbia Sportswear Co	105,972	6,012,851
CVS Health Corp	112,780	10,036,292
Delta Air Lines Inc	516,897	20,345,066
Genuine Parts Co	146,533	14,719,240
Hanesbrands Inc	197,088	4,976,472
Hilton Worldwide Holdings Inc	401,970	9,217,172
Kohl’s Corp	237,895	10,407,906
La Quinta Holdings Inc *	478,979	5,354,985
Newell Brands Inc	100,523	5,293,541
Red Rock Resorts Inc ‘A’	124,359	2,933,629
The Gap Inc	273,028	6,072,143
The Home Depot Inc	58,327	7,505,519
Tiffany & Co	147,751	10,731,155
WW Grainger Inc	21,976	4,941,084

		149,379,276

Consumer, Non-Cyclical - 13.3%

Aetna Inc	109,280	12,616,376
Amplify Snack Brands Inc *	74,291	1,203,514
Cigna Corp	51,723	6,740,542
Dr Pepper Snapple Group Inc	77,414	7,068,672
HCA Holdings Inc *	99,806	7,548,328
Johnson & Johnson	174,653	20,631,759
Merck & Co Inc	279,664	17,453,830
PayPal Holdings Inc *	161,105	6,600,472
Pfizer Inc	866,852	29,360,277
Post Holdings Inc *	103,419	7,980,844
The Kroger Co	185,789	5,514,218
The Procter & Gamble Co	179,880	16,144,230
TreeHouse Foods Inc *	93,420	8,145,290
UnitedHealth Group Inc	88,416	12,378,240

		159,386,592

Energy - 7.2%

ConocoPhillips	148,544	6,457,208
EQT Corp	94,612	6,870,723
Exxon Mobil Corp	336,313	29,353,399
HollyFrontier Corp	202,176	4,953,312
Kinder Morgan Inc	513,876	11,885,952
Marathon Petroleum Corp	236,093	9,583,015
PBF Energy Inc ‘A’	254,127	5,753,435
Phillips 66	135,266	10,895,676

		85,752,720

Financial - 34.6%

Alleghany Corp *	5,735	3,010,990
Allied World Assurance Co Holdings AG	189,380	7,654,740

	Shares	Value
Ally Financial Inc	473,874	$9,226,327
American Homes 4 Rent ‘A’ REIT	413,857	8,955,865
American International Group Inc	336,216	19,951,057
Bank of America Corp	1,538,435	24,076,508
Brixmor Property Group Inc REIT	302,560	8,408,142
Capital One Financial Corp	364,278	26,166,089
Chubb Ltd	96,254	12,094,315
Citigroup Inc	260,360	12,296,803
Citizens Financial Group Inc	473,814	11,707,944
CNO Financial Group Inc	392,716	5,996,773
EastGroup Properties Inc REIT	87,823	6,460,260
Fifth Third Bancorp	320,114	6,549,532
First Republic Bank	82,193	6,337,902
Invesco Ltd	203,170	6,353,126
Kimco Realty Corp REIT	209,309	6,059,496
Loews Corp	598,431	24,625,436
M&T Bank Corp	154,031	17,882,999
Marsh & McLennan Cos Inc	64,808	4,358,338
Morgan Stanley	311,458	9,985,344
National Bank Holdings Corp ‘A’	79,417	1,855,975
Northern Trust Corp	115,674	7,864,675
Outfront Media Inc REIT	279,344	6,606,486
Prudential Financial Inc	97,392	7,952,057
Rayonier Inc REIT	373,695	9,917,865
SunTrust Banks Inc	312,529	13,688,770
T Rowe Price Group Inc	184,624	12,277,496
The Charles Schwab Corp	269,083	8,494,950
The Hartford Financial Services Group Inc	313,282	13,414,735
The PNC Financial Services Group Inc	172,302	15,522,687
The Travelers Cos Inc	97,623	11,182,715
Unum Group	269,251	9,507,253
US Bancorp	273,298	11,721,751
Wells Fargo & Co	910,533	40,318,401
Weyerhaeuser Co REIT	178,990	5,716,941

		414,200,743

Industrial - 9.7%

Arrow Electronics Inc *	122,067	7,808,626
Ball Corp	158,338	12,975,799
Carlisle Cos Inc	114,656	11,760,266
Dover Corp	168,782	12,429,106
Energizer Holdings Inc	96,693	4,830,782
Honeywell International Inc	89,736	10,462,320
Illinois Tool Works Inc	94,078	11,274,308
KapStone Paper & Packaging Corp	392,554	7,427,122
Martin Marietta Materials Inc	54,519	9,764,898
United Technologies Corp	133,493	13,562,889
WestRock Co	284,061	13,771,277

		116,067,393

Technology - 5.4%

Hewlett Packard Enterprise Co	313,944	7,142,226
KLA-Tencor Corp	112,778	7,861,754
Microsoft Corp	296,502	17,078,515
QUALCOMM Inc	212,033	14,524,261
Texas Instruments Inc	249,488	17,509,068

		64,115,824

Utilities - 6.5%

American Electric Power Co Inc	200,307	12,861,712
Duke Energy Corp	136,338	10,912,494
Edison International	128,899	9,312,953
Eversource Energy	151,501	8,208,324
NextEra Energy Inc	111,491	13,637,579
Sempra Energy	97,446	10,445,237
Xcel Energy Inc	316,274	13,011,512

		78,389,811

Total Common Stocks (Cost $1,063,359,813)		1,175,897,940

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $20,270,611; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $20,680,688)	$20,270,561	$20,270,561

Total Short-Term Investment (Cost $20,270,561)		20,270,561

TOTAL INVESTMENTS - 100.0% (Cost $1,083,630,374)		1,196,168,501

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(342,318)

NET ASSETS - 100.0%		$1,195,826,183

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,175,897,940	$1,175,897,940	$-	$-
	Short-Term Investment	20,270,561	-	20,270,561	-

	Total	$1,196,168,501	$1,175,897,940	$20,270,561	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	$578,002

Total Warrants (Cost $804,480)		578,002

PREFERRED STOCKS - 2.6%

Brazil - 2.5%

Lojas Americanas SA	8,035,770	49,887,673

India - 0.1%

Zee Entertainment Enterprises Ltd	13,018,073	1,849,669

Total Preferred Stocks (Cost $36,588,242)		51,737,342

COMMON STOCKS - 93.1%

Argentina - 0.1%

MercadoLibre Inc	14,430	2,669,117

Brazil - 4.9%

Ambev SA ADR	2,702,510	16,458,286
BM&FBovespa SA	5,269,743	27,238,713
Cielo SA	204,500	2,044,277
Embraer SA ADR	786,913	13,582,118
Estacio Participacoes SA	2,929,900	16,045,237
Kroton Educacional SA	2,820,690	12,827,823
Sul America SA	1,851,141	9,238,202

		97,434,656

China - 22.8%

3SBio Inc * ~	1,217,000	1,382,460
Alibaba Group Holding Ltd ADR *	973,634	103,000,741
Baidu Inc ADR *	421,110	76,671,498
China Lodging Group Ltd ADR	324,680	14,639,821
China Pacific Insurance Group Co Ltd ‘H’	5,026,400	18,797,876
Ctrip.com International Ltd ADR *	923,030	42,985,507
New Oriental Education & Technology Group Inc ADR *	592,090	27,449,292
Sinopharm Group Co Ltd ‘H’	5,874,800	28,453,572
SOHO China Ltd	13,262,500	7,195,941
Tencent Holdings Ltd	3,910,918	108,731,398
Tingyi Cayman Islands Holding Corp	10,074,000	11,719,880
Want Want China Holdings Ltd	21,068,000	13,111,372

		454,139,358

Colombia - 1.9%

Almacenes Exito SA GDR ~	497,614	2,539,921
Grupo Aval Acciones y Valores SA ADR	2,229,680	19,688,075
Grupo de Inversiones Suramericana SA	1,203,373	15,700,797

		37,928,793

Egypt - 0.7%

Commercial International Bank Egypt SAE	2,444,753	13,245,638

France - 2.7%

Kering	115,564	23,318,839
LVMH Moet Hennessy Louis Vuitton SE	178,381	30,415,886

		53,734,725

	Shares	Value
Hong Kong - 6.2%

AIA Group Ltd	7,688,000	$51,699,812
Hang Lung Group Ltd	2,691,000	10,290,529
Hong Kong Exchanges & Clearing Ltd	540,769	14,311,632
Jardine Strategic Holdings Ltd (XSES)	843,870	27,661,548
Melco Crown Entertainment Ltd ADR	1,176,170	18,948,099

		122,911,620

India - 15.1%

Apollo Hospitals Enterprise Ltd	789,009	15,583,785
Asian Paints Ltd	316,596	5,526,997
Dr Reddy’s Laboratories Ltd	459,411	21,437,449
Glenmark Pharmaceuticals Ltd	573,206	7,969,545
Housing Development Finance Corp Ltd	4,743,698	99,499,072
Infosys Ltd	3,092,943	48,102,173
Kotak Mahindra Bank Ltd	1,750,637	20,470,338
Sun Pharmaceutical Industries Ltd	735,305	8,219,799
Tata Consultancy Services Ltd	569,839	20,824,800
UltraTech Cement Ltd	266,354	15,423,606
Zee Entertainment Enterprises Ltd	4,623,169	38,056,577

		301,114,141

Indonesia - 2.2%

P.T. Astra International Tbk	25,583,500	16,233,353
P.T. Bank Mandiri Persero Tbk	15,504,300	13,377,455
P.T. Indocement Tunggal Prakarsa Tbk	7,424,600	9,899,025
P.T. Semen Indonesia Persero Tbk	4,667,500	3,625,721

		43,135,554

Italy - 1.4%

PRADA SPA	8,822,500	28,333,443

Japan - 2.1%

Fast Retailing Co Ltd	54,900	17,679,136
Murata Manufacturing Co Ltd	183,000	23,887,555

		41,566,691

Malaysia - 1.9%

Genting Bhd	14,689,200	28,196,750
Genting Malaysia Bhd	8,998,800	9,906,646

		38,103,396

Mexico - 4.1%

Fomento Economico Mexicano SAB de CV	1,975,783	18,214,325
Fomento Economico Mexicano SAB de CV ADR	79,530	7,319,941
Grupo Aeroportuario del Sureste SAB de CV ‘B’	584,236	8,565,390
Grupo Financiero Banorte SAB de CV ‘O’	4,187,642	21,960,027
Grupo Financiero Inbursa SAB de CV ‘O’	11,801,359	18,624,355
Kimberly-Clark de Mexico SAB de CV ‘A’	368,905	834,471
Wal-Mart de Mexico SAB de CV	3,036,781	6,668,788

		82,187,297

Nigeria - 0.4%

Nigerian Breweries PLC	12,156,285	5,788,707
Zenith Bank PLC	56,466,824	2,726,541

		8,515,248

Philippines - 3.1%

Ayala Land Inc	3,690,300	3,003,577
Jollibee Foods Corp	2,813,248	14,343,312
SM Investments Corp	1,776,349	24,738,151
SM Prime Holdings Inc	33,400,275	19,453,346

		61,538,386

Poland - 0.8%

Bank Pekao SA	526,551	17,048,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Russia - 8.5%

Alrosa PJSC	13,631,921	$18,805,453
Magnit PJSC (RTS)	388,892	64,381,290
Moscow Echange MICEX-RTS PJSC	4,333,432	8,737,491
Novatek OJSC GDR (LI) ~	477,373	52,595,953
Sberbank of Russia PJSC ADR	2,635,023	24,736,078

		169,256,265

Singapore - 0.5%

Global Logistic Properties Ltd	7,161,000	9,877,533

South Korea - 1.4%

LG Household & Health Care Ltd	2,674	2,327,041
NAVER Corp	30,928	24,898,974

		27,226,015

Switzerland - 0.7%

Glencore PLC *	5,066,404	13,872,682

Taiwan - 4.1%

Taiwan Semiconductor Manufacturing Co Ltd	13,970,376	82,119,844

Thailand - 0.7%

Airports of Thailand PCL	334,300	3,855,461
CP ALL PCL	5,381,700	9,572,405

		13,427,866

Turkey - 1.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,540,684	9,326,266
BIM Birlesik Magazalar AS	651,781	10,872,289

		20,198,555

United Arab Emirates - 1.4%

DP World Ltd (NASDAQ)	1,470,099	27,827,592

United Kingdom - 2.0%

Old Mutual PLC (XJSE)	8,504,438	22,340,994
SABMiller PLC	317,891	18,516,975

		40,857,969

United States - 2.4%

Cognizant Technology Solutions Corp ‘A’ *	226,290	10,796,296
Las Vegas Sands Corp	434,500	25,001,130
Tiffany & Co	162,930	11,833,606

		47,631,032

Total Common Stocks (Cost $1,677,252,528)		1,855,901,741

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $71,894,796; collateralized by U.S Treasury Notes: 1.375% due 02/29/20 and value $73,332,600)	$71,894,616	$71,894,616

Total Short-Term Investment (Cost $71,894,616)		71,894,616

TOTAL INVESTMENTS - 99.3% (Cost $1,786,539,866)		1,980,111,701

OTHER ASSETS & LIABILITIES, NET - 0.7%		14,064,613

NET ASSETS - 100.0%		$1,994,176,314

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.5%
Communications	20.0%
Consumer, Non-Cyclical	17.5%
Consumer, Cyclical	16.7%
Technology	8.1%
Industrial	3.9%
Short-Term Investment	3.6%
Others (each less than 3.0%)	6.0%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$578,002	$578,002	$-	$-
	Preferred Stocks	51,737,342	51,737,342	-	-
	Common Stocks
	Argentina	2,669,117	2,669,117	-	-
	Brazil	97,434,656	97,434,656	-	-
	China	454,139,358	264,746,859	189,392,499	-
	Colombia	37,928,793	35,388,872	2,539,921	-
	Egypt	13,245,638	-	13,245,638	-
	France	53,734,725	-	53,734,725	-
	Hong Kong	122,911,620	18,948,099	103,963,521	-
	India	301,114,141	-	301,114,141	-
	Indonesia	43,135,554	-	43,135,554	-
	Italy	28,333,443	-	28,333,443	-
	Japan	41,566,691	-	41,566,691	-
	Malaysia	38,103,396	-	38,103,396	-
	Mexico	82,187,297	82,187,297	-	-
	Nigeria	8,515,248	8,515,248	-	-
	Philippines	61,538,386	-	61,538,386	-
	Poland	17,048,325	-	17,048,325	-
	Russia	169,256,265	12,752,960	156,503,305	-
	Singapore	9,877,533	-	9,877,533	-
	South Korea	27,226,015	-	27,226,015	-
	Switzerland	13,872,682	-	13,872,682	-
	Taiwan	82,119,844	-	82,119,844	-
	Thailand	13,427,866	-	13,427,866	-
	Turkey	20,198,555	-	20,198,555	-
	United Arab Emirates	27,827,592	-	27,827,592	-
	United Kingdom	40,857,969	-	40,857,969	-
	United States	47,631,032	47,631,032	-	-

	Total Common Stocks	1,855,901,741	570,274,140	1,285,627,601	-

	Short-Term Investment	71,894,616	-	71,894,616	-

	Total	$1,980,111,701	$622,589,484	$1,357,522,217	$-

Transfers between levels of the fair value hierarchy during the nine-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$13,245,638	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
139,453,693	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Australia - 0.5%

Orica Ltd	831,519	$9,741,009

Belgium - 0.9%

KBC Group NV *	324,492	18,942,490

Brazil - 0.7%

Ambev SA ADR	2,402,091	14,628,734

Canada - 4.4%

Canadian National Railway Co (NYSE)	591,706	38,697,572
Element Financial Corp	1,084,740	13,576,303
Loblaw Cos Ltd	261,810	13,470,159
Suncor Energy Inc (TSE)	849,984	23,595,730

		89,339,764

China - 1.0%

Alibaba Group Holding Ltd ADR *	183,642	19,427,487

Denmark - 0.7%

Carlsberg AS ‘B’	142,166	13,587,359

France - 15.8%

Air Liquide SA	424,665	45,539,570
Bureau Veritas SA	522,181	11,203,399
Danone SA	676,244	50,213,010
Dassault Systemes	183,913	15,965,563
Engie SA	1,569,983	24,342,111
Hermes International	11,486	4,676,074
L’Oreal SA	108,985	20,599,181
Legrand SA	306,218	18,051,266
LVMH Moet Hennessy Louis Vuitton SE	211,559	36,073,093
Pernod Ricard SA	400,169	47,393,651
Schneider Electric SE (XPAR)	646,436	44,968,532

		319,025,450

Germany - 11.4%

Bayer AG	629,556	63,226,430
Beiersdorf AG	422,271	39,859,417
Linde AG	166,679	28,322,197
Merck KGaA	224,626	24,229,232
MTU Aero Engines AG	97,350	9,856,655
ProSiebenSat.1 Media SE	342,344	14,678,045
SAP SE	541,748	49,544,098

		229,716,074

Hong Kong - 3.5%

AIA Group Ltd	7,866,951	52,903,211
Global Brands Group Holding Ltd *	62,668,699	6,423,929
Li & Fung Ltd	20,287,980	10,453,761

		69,780,901

Ireland - 0.3%

Experian PLC	309,706	6,187,295

Israel - 0.9%

Check Point Software Technologies Ltd *	238,876	18,539,166

Italy - 1.1%

Eni SPA	856,967	12,349,136
Luxottica Group SPA	220,197	10,517,291

		22,866,427

	Shares	Value
Japan - 12.9%

Daikin Industries Ltd	201,100	$18,765,807
Denso Corp	781,600	31,189,389
FANUC Corp	130,400	22,026,568
Hoya Corp	1,352,800	54,420,176
Inpex Corp	868,900	7,900,444
Japan Tobacco Inc	789,200	32,306,056
Kubota Corp	1,149,600	17,399,779
Kyocera Corp	463,300	22,263,076
Shin-Etsu Chemical Co Ltd	187,500	13,082,400
Terumo Corp	1,032,700	39,723,427

		259,077,122

Netherlands - 5.4%

Akzo Nobel NV	508,191	34,373,958
Heineken NV	82,019	7,209,563
ING Groep NV	2,985,949	36,863,361
Randstad Holding NV	681,891	31,007,234

		109,454,116

Singapore - 2.1%

DBS Group Holdings Ltd	2,791,414	31,673,737
Singapore Telecommunications Ltd	3,502,249	10,243,697

		41,917,434

Spain - 1.4%

Amadeus IT Group SA	558,497	27,876,196

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	879,743	24,831,278

Switzerland - 13.7%

Julius Baer Group Ltd	436,698	17,800,666
Kuehne + Nagel International AG	66,341	9,641,087
Nestle SA	1,012,484	79,949,850
Novartis AG	509,835	40,236,329
Roche Holding AG (XVTX)	244,488	60,754,880
Sonova Holding AG	67,414	9,559,043
UBS Group AG (XVTX)	2,866,454	39,157,066
Zurich Insurance Group AG	69,801	18,001,258

		275,100,179

Taiwan - 3.1%

Hon Hai Precision Industry Co Ltd	2,205,486	5,581,338
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,868,091	57,144,904

		62,726,242

United Kingdom - 15.9%

Barclays PLC	6,324,999	13,712,724
Compass Group PLC	3,220,349	62,367,337
Delphi Automotive PLC	136,313	9,721,843
Diageo PLC	1,151,350	32,978,763
Prudential PLC	684,395	12,132,032
Reckitt Benckiser Group PLC	506,953	47,726,998
Rio Tinto PLC	511,967	17,015,832
Rolls-Royce Holdings PLC *	1,520,954	14,190,029
Sky PLC	2,277,000	26,390,659
Smiths Group PLC	820,507	15,575,177
WPP PLC	2,899,576	68,156,313

		319,967,707

United States - 2.0%

Yum! Brands Inc	440,393	39,992,088

Total Common Stocks (Cost $1,903,187,021)		1,992,724,518

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%

Commercial Paper - 0.8%

GE Capital Treasury Services US LLC 0.345% due 10/03/16	$15,285,000	$15,284,578

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $2,154,683; collateralized by U.S. Treasury Notes: 1.125% due 03/31/20 and value $2,198,656)	2,154,678	2,154,678

Total Short-Term Investments (Cost $17,439,389)		17,439,256

TOTAL INVESTMENTS - 99.8% (Cost $1,920,626,410)		2,010,163,774

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,025,530

NET ASSETS - 100.0%		$2,013,189,304

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer,Non-Cyclical	34.1%
Industrial	15.0%
Financial	12.6%
Consumer, Cyclical	11.7%
Technology	8.4%
Basic Materials	6.9%
Communications	6.9%
Others (each less than 3.0%)	4.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$9,741,009	$-	$9,741,009	$-
	Belgium	18,942,490	-	18,942,490	-
	Brazil	14,628,734	14,628,734	-	-
	Canada	89,339,764	89,339,764	-	-
	China	19,427,487	19,427,487	-	-
	Denmark	13,587,359	-	13,587,359	-
	France	319,025,450	-	319,025,450	-
	Germany	229,716,074	-	229,716,074	-
	Hong Kong	69,780,901	-	69,780,901	-
	Ireland	6,187,295	-	6,187,295	-
	Israel	18,539,166	18,539,166	-	-
	Italy	22,866,427	-	22,866,427	-
	Japan	259,077,122	-	259,077,122	-
	Netherlands	109,454,116	36,863,361	72,590,755	-
	Singapore	41,917,434	-	41,917,434	-
	Spain	27,876,196	-	27,876,196	-
	Sweden	24,831,278	-	24,831,278	-
	Switzerland	275,100,179	-	275,100,179	-
	Taiwan	62,726,242	57,144,904	5,581,338	-
	United Kingdom	319,967,707	9,721,843	310,245,864	-
	United States	39,992,088	39,992,088	-	-

	Total Common Stocks	1,992,724,518	285,657,347	1,707,067,171	-

	Short-Term Investments	17,439,256	-	17,439,256	-

	Total	$2,010,163,774	$285,657,347	$1,724,506,427	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Australia - 5.1%

Abacus Property Group REIT	1,063,770	$2,364,939
APN Outdoor Group Ltd	562,508	2,376,347
Aristocrat Leisure Ltd	581,794	7,078,637
Asaleo Care Ltd	1,587,654	1,942,028
Beach Energy Ltd	1,606,586	821,993
CSR Ltd	1,621,306	4,520,369
Genworth Mortgage Insurance Australia Ltd	724,120	1,496,869
Investa Office Fund REIT	957,666	3,361,078
JB Hi-Fi Ltd	259,789	5,782,191
Link Administration Holdings Ltd	552,850	3,506,314
Metcash Ltd *	2,439,007	3,921,481
Orora Ltd	3,113,254	7,550,500
Pact Group Holdings Ltd	550,460	2,676,389
Resolute Mining Ltd	2,745,266	4,088,208
Sirtex Medical Ltd	139,889	3,400,529
Southern Cross Media Group Ltd	1,975,604	2,232,117
TPG Telecom Ltd	777,498	5,159,329

		62,279,318

Austria - 0.8%

CA Immobilien Anlagen AG	116,153	2,214,396
Conwert Immobilien Invest SE	166,374	3,131,445
Oesterreichische Post AG	53,183	1,883,791
Wienerberger AG	134,601	2,285,283

		9,514,915

Belgium - 0.3%

Bekaert SA	66,831	3,059,262

Canada - 9.4%

AGF Management Ltd ‘B’	435,100	1,668,168
Artis REIT	282,600	2,673,171
Athabasca Oil Corp *	2,854,200	2,806,447
Bankers Petroleum Ltd *	925,800	1,552,468
Bird Construction Inc	293,993	2,543,405
Bonavista Energy Corp	327,460	1,053,303
Boyd Group Income Fund	91,100	5,684,940
Capital Power Corp	216,400	3,401,172
CCL Industries Inc ‘B’	23,723	4,567,756
Celestica Inc (TSE) *	281,300	3,042,530
Choice Properties REIT	224,600	2,364,211
Colliers International Group Inc	41,400	1,737,793
Cominar REIT	212,700	2,474,029
Constellation Software Inc	15,079	6,797,532
Crombie REIT	209,300	2,282,925
Detour Gold Corp *	132,400	2,880,213
Dream Global REIT	332,600	2,284,177
Enerplus Corp (TSE)	557,565	3,578,412
Exchange Income Corp	125,800	3,375,251
Genworth MI Canada Inc	112,300	2,889,781
Gran Tierra Energy Inc *	908,700	2,722,048
Granite REIT	73,800	2,254,586
Intertape Polymer Group Inc	231,514	3,995,180
Kinaxis Inc *	53,900	2,745,636
Linamar Corp	93,300	3,895,708
Maple Leaf Foods Inc	182,551	4,189,649
Martinrea International Inc	333,800	2,073,608
New Gold Inc *	802,000	3,478,319
Parex Resources Inc *	396,600	5,033,263
Parkland Fuel Corp	107,700	2,539,091
Penn West Petroleum Ltd	2,078,800	3,723,602
Pure Industrial Real Estate Trust REIT	750,934	3,153,814
Sandvine Corp	1,198,800	2,668,163
Trican Well Service Ltd *	1,602,600	3,285,944
Trilogy Energy Corp *	652,772	3,587,398
Whistler Blackcomb Holdings Inc	89,700	2,557,094

	Shares	Value
Wi-LAN Inc	115,227	$178,292
Yamana Gold Inc	483,800	2,083,517

		113,822,596

Cyprus - 0.0%

Ocean Rig UDW Inc *	432,163	363,017

Denmark - 2.7%

ALK-Abello AS	12,437	1,764,741
Dfds AS	91,206	4,621,484
GN Store Nord AS	210,075	4,530,115
NKT Holding AS	46,507	3,001,621
Rockwool International AS ‘B’	16,240	2,925,991
Royal Unibrew AS	164,112	8,119,617
Vestas Wind Systems AS	98,681	8,151,397

		33,114,966

Finland - 0.9%

Tieto OYJ	199,566	6,299,650
YIT OYJ	604,032	4,867,771

		11,167,421

France - 6.0%

Air France-KLM *	456,539	2,456,733
Alten SA	38,829	2,716,197
Arkema SA	64,052	5,930,076
Atos SE	70,795	7,621,689
Eiffage SA	61,924	4,812,390
Euler Hermes Group	20,603	1,751,683
Faurecia	66,714	2,618,034
Fonciere Des Regions REIT	50,538	4,709,315
Ipsen SA	70,960	4,985,312
IPSOS	75,005	2,450,041
Lagardere SCA	142,113	3,619,087
Mercialys SA REIT	101,409	2,440,186
Nexans SA *	82,430	4,729,107
Nexity SA	60,561	3,198,354
SCOR SE	159,546	4,961,556
Technip SA	75,841	4,662,264
Valeo SA	162,517	9,485,910

		73,147,934

Germany - 6.5%

AURELIUS Equity Opportunities SE & Co KGaA	39,349	2,486,537
Aurubis AG	84,174	4,719,959
Bechtle AG	21,547	2,494,639
Carl Zeiss Meditec AG	47,140	1,804,221
Covestro AG ~	104,005	6,154,812
Deutsche Pfandbriefbank AG ~	168,385	1,574,896
Deutsche Wohnen AG	81,172	2,953,691
Deutz AG	368,553	1,861,905
Evotec AG *	419,437	2,368,343
Gerresheimer AG	55,221	4,695,054
Grammer AG	48,332	2,932,201
Grand City Properties SA	108,065	2,115,826
HOCHTIEF AG	39,915	5,632,996
KION Group AG	71,980	4,663,835
Kloeckner & Co SE *	174,969	2,132,249
OSRAM Licht AG	96,964	5,696,280
PATRIZIA Immobilien AG *	99,090	2,170,435
Pfeiffer Vacuum Technology AG	19,214	1,826,568
RHOEN-KLINIKUM AG	149,380	4,542,754
SMA Solar Technology AG	69,703	2,227,966
Software AG	109,429	4,637,773
STADA Arzneimittel AG	84,916	4,724,639
Talanx AG *	123,312	3,762,866

		78,180,445

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Hong Kong - 1.7%

Dah Sing Financial Holdings Ltd	315,200	$2,076,863
HK Electric Investments & HK Electric Investments Ltd ~ >>	3,756,500	3,682,922
Hutchison Telecommunications Hong Kong Holdings Ltd	1,756,000	597,639
Kerry Properties Ltd	758,371	2,491,453
Lifestyle International Holdings Ltd	1,394,500	1,916,981
Man Wah Holdings Ltd	4,336,000	2,788,695
SmarTone Telecommunications Holdings Ltd	2,406,500	3,986,505
Yue Yuen Industrial Holdings Ltd	650,500	2,688,416

		20,229,474

India - 0.3%

Vedanta Resources PLC	510,788	3,858,074

Ireland - 0.2%

C&C Group PLC	532,983	2,227,261

Israel - 0.5%

Orbotech Ltd *	122,700	3,633,147
Tower Semiconductor Ltd *	173,421	2,591,187

		6,224,334

Italy - 2.5%

A2A SPA	3,082,096	4,353,040
Autogrill SPA	237,774	2,015,308
Banca Popolare dell’Emilia Romagna SC	847,736	3,158,985
De’ Longhi SPA	205,046	4,966,225
DiaSorin SPA	43,118	2,771,398
Maire Tecnimont SPA	681,954	1,688,573
Moncler SPA	233,663	3,988,821
OVS SPA ~	478,425	2,768,469
Saras SPA	1,428,180	2,272,463
Societa Iniziative Autostradali e Servizi SPA	182,205	1,741,475

		29,724,757

Japan - 23.4%

Accordia Golf Co Ltd	189,500	1,933,239
Adastria Co Ltd	112,000	2,573,186
Asahi Diamond Industrial Co Ltd	363,300	2,945,878
Bando Chemical Industries Ltd	175,500	1,745,744
Calsonic Kansei Corp	475,000	4,400,131
Central Glass Co Ltd	341,000	1,342,947
Clarion Co Ltd	768,000	2,283,319
CROOZ Inc	78,100	1,767,323
Daikyo Inc	1,882,000	3,412,915
Dip Corp	144,800	4,506,190
EDION Corp	240,000	2,010,429
Enplas Corp	45,400	1,381,953
EPS Holdings Inc	129,400	1,777,585
F@N Communications Inc	282,000	2,078,317
Ferrotec Corp	213,375	2,654,996
Foster Electric Co Ltd	115,300	2,118,879
Fujikura Ltd	866,000	4,729,737
Fujitsu General Ltd	269,000	5,828,201
Furukawa Electric Co Ltd	93,300	2,538,602
GCA Corp	195,900	1,406,926
Geo Holdings Corp	160,000	2,070,397
Glory Ltd	94,300	3,109,451
Goldcrest Co Ltd	108,100	1,776,125
Hanwa Co Ltd	642,000	3,897,910
Haseko Corp	386,600	3,718,601
Hitachi Transport System Ltd	148,900	2,975,312
Hosiden Corp	262,300	1,901,972
Idemitsu Kosan Co Ltd	142,000	2,939,995
Ishihara Sangyo Kaisha Ltd *	238,600	1,508,071

	Shares	Value
JAC Recruitment Co Ltd	203,400	$2,448,337
Japan Aviation Electronics Industry Ltd	174,000	2,730,305
Jeol Ltd	75,000	302,524
Kinden Corp	308,200	3,553,092
Kissei Pharmaceutical Co Ltd	108,200	2,893,042
Kohnan Shoji Co Ltd	125,200	2,435,005
Kyudenko Corp	115,700	4,245,375
Leopalace21 Corp	517,600	3,420,690
Lion Corp	334,000	5,411,699
Marvelous Inc	324,800	2,535,722
Matsumotokiyoshi Holdings Co Ltd	98,000	5,063,697
Megmilk Snow Brand Co Ltd	117,500	4,296,301
Meidensha Corp	503,000	1,659,006
Meitec Corp	69,500	2,448,072
Miraca Holdings Inc	50,300	2,508,134
Mochida Pharmaceutical Co Ltd	29,300	2,297,929
Morinaga & Co Ltd	117,400	5,660,852
Musashi Seimitsu Industry Co Ltd	146,200	3,432,176
Nagase & Co Ltd	169,600	2,040,596
Nichiha Corp	217,200	4,845,668
Nippon Ceramic Co Ltd	99,700	1,861,096
Nippon Suisan Kaisha Ltd	1,109,900	4,773,910
Nishimatsuya Chain Co Ltd	206,200	3,134,221
Nitto Kogyo Corp	114,600	1,504,369
Open House Co Ltd	140,000	3,004,707
OSAKA Titanium Technologies Co Ltd	132,100	1,847,353
Penta-Ocean Construction Co Ltd	737,000	4,203,956
Qol Co Ltd	153,700	2,222,113
Raito Kogyo Co Ltd	266,500	3,210,056
Right On Co Ltd	208,400	2,147,615
Roland DG Corp	103,100	2,314,691
Round One Corp	442,000	2,997,783
Ryobi Ltd	450,000	2,001,401
SAMTY Co Ltd	201,500	2,093,147
Sanwa Holdings Corp	305,800	2,960,446
Sanyo Special Steel Co Ltd	361,000	2,026,292
Sapporo Holdings Ltd	128,100	3,551,146
Seikitokyu Kogyo Co Ltd	383,400	1,945,499
Seino Holdings Co Ltd	367,400	3,863,826
Shinoken Group Co Ltd	145,900	3,079,504
Ship Healthcare Holdings Inc	95,000	2,919,636
Sojitz Corp	1,392,400	3,567,451
Square Enix Holdings Co Ltd	87,000	3,000,025
Sumitomo Real Estate Sales Co Ltd	88,600	1,809,341
Sundrug Co Ltd	46,300	3,886,389
Takara Leben Co Ltd	464,200	3,139,737
Takuma Co Ltd	273,000	2,578,195
The Gunma Bank Ltd	696,400	3,163,628
The Okinawa Electric Power Co Inc	102,900	2,320,315
Toho Holdings Co Ltd	176,700	3,749,483
Toho Zinc Co Ltd	868,000	2,821,934
Tokai Carbon Co Ltd	1,050,000	2,856,380
Tokuyama Corp *	1,456,000	6,102,625
Tokyu Construction Co Ltd	392,700	3,927,838
TonenGeneral Sekiyu KK	345,000	3,498,616
Tosei Corp	283,200	2,131,078
Toyo Engineering Corp	769,000	2,491,504
Toyota Boshoku Corp	116,300	2,603,320
Tsukui Corp	498,300	3,555,741
Ube Industries Ltd	1,634,000	3,125,004
Ulvac Inc	231,964	6,932,530
Unitika Ltd *	5,047,000	2,912,301
Usen Corp	1,151,820	3,531,624
Valor Holdings Co Ltd	80,300	2,264,841
Yamato Kogyo Co Ltd	150,000	4,439,527
Zenkoku Hosho Co Ltd	90,500	3,754,557

		283,389,304

Luxembourg - 0.5%

APERAM SA	135,147	6,093,108

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Malta - 0.3%

Unibet Group PLC SDR	370,908	$3,447,124

Netherlands - 1.8%

Boskalis Westminster	71,184	2,533,490
Corbion NV	123,414	3,322,031
Delta Lloyd NV	753,015	3,453,777
Euronext NV ~	101,984	4,351,540
Heijmans NV CVA *	186,556	1,691,560
NN Group NV	102,562	3,148,695
Wereldhave NV REIT	73,616	3,726,984

		22,228,077

New Zealand - 0.4%

Fisher & Paykel Healthcare Corp Ltd	645,768	4,714,069

Portugal - 0.2%

CTT-Correios de Portugal SA	426,753	2,872,847

Singapore - 1.2%

CapitaLand Commercial Trust REIT	1,968,700	2,302,482
Mapletree Commercial Trust REIT	1,818,400	2,133,490
Mapletree Greater China Commercial Trust REIT	2,600,100	2,100,290
Mapletree Industrial Trust REIT	2,268,100	2,971,441
SATS Ltd	817,400	2,987,907
Venture Corp Ltd	356,400	2,359,349

		14,854,959

South Africa - 0.3%

Mondi PLC	156,235	3,282,494

South Korea - 4.9%

Able C&C Co Ltd	81,922	1,790,718
Amotech Co Ltd *	158,030	2,281,665
Bluecom Co Ltd	238,296	2,944,719
CJ O Shopping Co Ltd	11,144	1,633,560
Dongbu Insurance Co Ltd	40,656	2,527,587
Eugene Technology Co Ltd	170,005	2,988,066
Handsome Co Ltd	55,847	2,065,021
Hanwha Techwin Co Ltd	47,808	2,774,043
Hyundai Development Co-Engineering & Construction	60,948	2,856,964
Hyundai Mipo Dockyard Co Ltd *	42,980	2,922,048
Jusung Engineering Co Ltd *	215,201	2,075,554
KB Insurance Co Ltd	119,500	2,964,042
Korea Petrochemical Ind Co Ltd	21,598	4,224,360
LOTTE Fine Chemical Co Ltd	52,587	1,506,426
LS Corp	46,680	2,479,981
Partron Co Ltd	380,082	3,146,461
Poongsan Corp	92,524	2,859,460
SFA Engineering Corp	45,095	2,215,112
SK Materials Co Ltd	39,936	5,752,712
Spigen Korea Co Ltd	42,918	2,071,555
Tongyang Life Insurance Co Ltd	239,709	2,479,862
Vieworks Co Ltd	42,520	2,520,992

		59,080,908

Spain - 3.1%

Acciona SA	40,168	3,036,017
Cellnex Telecom SA ~	152,440	2,758,664
Cia de Distribucion Integral Logista Holdings SA	101,674	2,269,491
Ebro Foods SA	155,649	3,620,447
Enagas SA	232,668	6,999,177

	Shares	Value
Gamesa Corp Tecnologica SA	404,715	$9,696,892
Grupo Catalana Occidente SA	89,202	2,651,488
Indra Sistemas SA *	273,549	3,667,996
Mediaset Espana Comunicacion SA	256,874	3,045,015

		37,745,187

Sweden - 3.1%

Axfood AB	238,520	4,210,831
Boliden AB	182,542	4,290,587
Bonava AB ‘B’ *	133,588	1,684,877
Dometic Group AB * ~	271,840	2,180,699
Haldex AB	69,173	971,557
Holmen AB ‘B’	84,431	3,007,606
Intrum Justitia AB	186,656	6,019,896
Mycronic AB	215,349	2,689,992
NCC AB ‘B’	133,588	3,500,708
NetEnt AB	252,276	2,310,381
Nibe Industrier AB ‘B’	209,009	1,860,872
Peab AB	252,509	2,178,082
Wihlborgs Fastigheter AB	109,113	2,322,111

		37,228,199

Switzerland - 10.3%

Actelion Ltd	47,174	8,186,289
Adecco Group AG	52,067	2,934,791
Ascom Holding AG	114,488	2,062,549
Cembra Money Bank AG	73,871	5,794,919
Chocoladefabriken Lindt & Spruengli AG	761	4,400,990
Coca-Cola HBC AG	213,511	4,960,186
Emmi AG	5,077	3,481,464
Flughafen Zuerich AG	40,510	7,919,454
Forbo Holding AG	4,929	6,630,995
Geberit AG	7,194	3,153,419
Georg Fischer AG	7,552	6,620,789
Givaudan SA	3,482	7,098,821
Logitech International SA	232,919	5,228,129
Lonza Group AG	52,806	10,107,004
Oriflame Holding AG *	212,988	7,800,944
Partners Group Holding AG	19,331	9,766,710
Rieter Holding AG	9,917	2,011,907
Sika AG	1,587	7,732,022
Straumann Holding AG	22,889	8,954,230
Swiss Life Holding AG	24,398	6,326,951
Vontobel Holding AG	68,762	3,418,636

		124,591,199

United Kingdom - 10.4%

3i Group PLC	833,470	7,027,326
Acacia Mining PLC	676,749	4,363,905
AVEVA Group PLC	99,691	2,576,551
Barratt Developments PLC	338,378	2,166,306
Beazley PLC	811,302	4,063,783
Bellway PLC	223,295	6,847,547
Booker Group PLC	2,047,117	4,722,133
BTG PLC *	375,652	3,085,647
Cranswick PLC	53,926	1,634,172
Daily Mail & General Trust PLC ‘A’	377,726	3,639,802
De La Rue PLC	233,362	1,799,708
Domino’s Pizza Group PLC	743,670	3,600,280
esure Group PLC	455,458	1,792,277
Fevertree Drinks PLC	243,441	3,054,993
Go-Ahead Group PLC	148,353	3,908,365
Greggs PLC	222,392	2,922,327
Inchcape PLC	443,911	3,787,791
John Wood Group PLC	522,022	5,138,465
JRP Group PLC	1,360,790	2,363,475
Kennedy Wilson Europe Real Estate PLC	132,141	1,718,849
LondonMetric Property PLC REIT	1,266,780	2,623,801
Man Group PLC	1,891,476	2,755,386
Mitie Group PLC	437,131	1,087,532

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
National Express Group PLC	480,354	$2,144,660
Northgate PLC	376,665	2,109,085
OneSavings Bank PLC	565,266	1,858,782
Persimmon PLC	244,325	5,744,709
Phoenix Group Holdings	315,733	3,594,511
QinetiQ Group PLC	1,372,317	4,204,445
Rentokil Initial PLC	1,659,161	4,768,732
Rightmove PLC	51,228	2,802,996
Savills PLC	277,846	2,577,578
Serco Group PLC *	1,205,484	2,040,223
St Modwen Properties PLC	377,388	1,438,105
Taylor Wimpey PLC	2,017,546	4,024,151
UBM PLC	489,186	4,522,073
WH Smith PLC	109,373	2,181,918
Workspace Group PLC REIT	199,491	1,805,695
WS Atkins PLC	162,966	3,351,101

		125,849,185

United States - 1.2%

ICON PLC *	105,600	8,170,272
Milestone Apartments REIT	204,200	3,003,971
Tahoe Resources Inc (TSE)	303,366	3,889,337

		15,063,580

Total Common Stocks (Cost $1,029,776,594)		1,187,354,014

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 06/30/16, repurchase price of $18,768,544; collateralized by U.S. Treasury Inflation Protected Securities: 0.125% due 04/15/20 and value $19,144,475)	$18,768,497	18,768,497

Total Short-Term Investment (Cost $18,768,497)		18,768,497

TOTAL INVESTMENTS - 99.6% (Cost $1,048,545,091)		1,206,122,511

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,641,639

NET ASSETS - 100.0%		$1,210,764,150

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	22.2%
Consumer, Non-Cyclical	18.2%
Financial	17.2%
Consumer, Cyclical	14.1%
Basic Materials	8.4%
Technology	6.5%
Energy	4.9%
Communications	4.7%
Others (each less than 3.0%)	3.4%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$62,279,318	$-	$62,279,318	$-
	Austria	9,514,915	3,131,445	6,383,470	-
	Belgium	3,059,262	-	3,059,262	-
	Canada	113,822,596	113,822,596	-	-
	Cyprus	363,017	363,017	-	-
	Denmark	33,114,966	-	33,114,966	-
	Finland	11,167,421	-	11,167,421	-
	France	73,147,934	-	73,147,934	-
	Germany	78,180,445	-	78,180,445	-
	Hong Kong	20,229,474	-	20,229,474	-
	India	3,858,074	-	3,858,074	-
	Ireland	2,227,261	2,227,261	-	-
	Israel	6,224,334	3,633,147	2,591,187	-
	Italy	29,724,757	-	29,724,757	-
	Japan	283,389,304	-	283,389,304	-
	Luxembourg	6,093,108	-	6,093,108	-
	Malta	3,447,124	-	3,447,124	-
	Netherlands	22,228,077	-	22,228,077	-
	New Zealand	4,714,069	-	4,714,069	-
	Portugal	2,872,847	-	2,872,847	-
	Singapore	14,854,959	2,133,490	12,721,469	-
	South Africa	3,282,494	-	3,282,494	-
	South Korea	59,080,908	-	59,080,908	-
	Spain	37,745,187	-	37,745,187	-
	Sweden	37,228,199	1,684,877	35,543,322	-
	Switzerland	124,591,199	3,418,636	121,172,563	-
	United Kingdom	125,849,185	12,995,604	112,853,581	-
	United States	15,063,580	15,063,580	-	-

	Total Common Stocks	1,187,354,014	158,473,653	1,028,880,361	-

	Short-Term Investment	18,768,497	-	18,768,497	-

	Total	$1,206,122,511	$158,473,653	$1,047,648,858	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Australia - 4.2%

Australia & New Zealand Banking Group Ltd	1,465,734	$31,222,386
Goodman Group REIT	2,376,506	13,319,559

		44,541,945

Belgium - 2.1%

Anheuser-Busch InBev SA/NV	90,281	11,872,654
KBC Group NV *	177,330	10,351,786

		22,224,440

Canada - 1.2%

TransCanada Corp (TSE)	262,289	12,457,203

Chile - 0.5%

Banco Santander Chile ADR	250,239	5,177,445

China - 1.5%

China Overseas Land & Investment Ltd	1,753,954	6,030,085
CNOOC Ltd	8,159,599	10,293,441

		16,323,526

Denmark - 0.5%

Pandora AS	44,398	5,377,468

Finland - 2.1%

Outokumpu OYJ *	1,333,857	9,157,772
UPM-Kymmene OYJ	631,119	13,325,796

		22,483,568

France - 15.5%

Air Liquide SA	119,575	12,822,799
Airbus Group SE	176,050	10,677,634
AXA SA	975,076	20,732,214
BNP Paribas SA	470,501	24,199,533
Capgemini SA	122,721	12,031,982
Natixis SA	1,965,156	9,169,182
Renault SA	180,640	14,861,101
Schneider Electric SE (XPAR)	186,273	12,957,854
Technip SA	162,804	10,008,243
TOTAL SA	789,459	37,547,112

		165,007,654

Germany - 7.8%

Bayer AG	97,777	9,819,763
Brenntag AG	182,744	9,986,745
Daimler AG (XETR)	287,809	20,298,475
HeidelbergCement AG	62,776	5,936,836
Infineon Technologies AG	499,284	8,902,987
Siemens AG	235,890	27,660,506

		82,605,312

Hong Kong - 1.5%

CK Hutchison Holdings Ltd	1,280,036	16,361,728

Ireland - 0.4%

Ryanair Holdings PLC ADR	64,082	4,808,072

Israel - 1.3%

Teva Pharmaceutical Industries Ltd ADR	304,977	14,031,992

Italy - 3.7%

Enel SPA	4,661,190	20,773,614
Intesa Sanpaolo SPA	4,653,305	10,330,819
Telecom Italia SPA *	10,020,843	8,326,318

		39,430,751

	Shares	Value
Japan - 23.0%

Bridgestone Corp	170,000	$6,263,438
Daikin Industries Ltd	185,911	17,348,433
Daiwa House Industry Co Ltd	589,205	16,170,541
Dentsu Inc	172,123	8,760,661
DMG Mori Co Ltd	433,032	4,517,818
Honda Motor Co Ltd	636,266	18,362,814
Japan Airlines Co Ltd	326,078	9,585,212
Mitsubishi Corp	362,600	8,265,849
Mitsubishi UFJ Financial Group Inc	5,370,013	27,204,929
Mitsui Fudosan Co Ltd	614,947	13,082,633
NGK Spark Plug Co Ltd	332,500	5,875,385
NH Foods Ltd	296,411	7,160,517
Nippon Telegraph & Telephone Corp	466,952	21,356,495
Sompo Japan Nipponkoa Holdings Inc	388,604	11,517,210
Sony Corp	229,509	7,603,769
Sumitomo Electric Industries Ltd	868,300	12,274,904
Sumitomo Mitsui Financial Group Inc	249,038	8,412,404
Sumitomo Mitsui Trust Holdings Inc	325,853	10,646,146
Suzuken Co Ltd	158,322	5,227,875
Suzuki Motor Corp	466,499	15,625,398
Yamato Holdings Co Ltd	430,778	10,041,254

		245,303,685

Luxembourg - 0.9%

ArcelorMittal *	1,647,734	10,048,465

Netherlands - 6.8%

ASR Nederland NV *	334,883	6,804,487
ING Groep NV	1,717,068	21,198,251
NN Group NV	278,982	8,564,861
Royal Dutch Shell PLC ‘A’	1,427,714	35,518,506

		72,086,105

Norway - 1.1%

Norsk Hydro ASA	2,762,531	11,944,539

South Korea - 1.5%

Samsung Electronics Co Ltd	11,243	16,378,375

Spain - 1.1%

Bankia SA	13,856,347	11,370,144

Sweden - 1.7%

Nordea Bank AB	1,852,194	18,393,165

Switzerland - 4.9%

LafargeHolcim Ltd (XVTX)	142,358	7,710,833
Roche Holding AG (XVTX)	41,457	10,301,999
Wolseley PLC	225,149	12,662,933
Zurich Insurance Group AG	82,130	21,180,833

		51,856,598

United Kingdom - 14.4%

Barratt Developments PLC	989,933	6,337,580
British American Tobacco PLC	182,828	11,660,040
Centrica PLC	4,005,524	11,843,370
GlaxoSmithKline PLC	1,166,986	24,855,079
InterContinental Hotels Group PLC	128,120	5,280,470
Lloyds Banking Group PLC	7,428,773	5,248,534
National Grid PLC	785,263	11,090,122
Prudential PLC	1,091,389	19,346,674
Rio Tinto PLC	612,238	20,348,457
Standard Chartered PLC *	1,410,322	11,476,853
Vodafone Group PLC	8,808,243	25,261,357

		152,748,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
United States - 1.4%

Shire PLC	225,004	$14,549,462

Total Common Stocks (Cost $1,056,292,221)		1,055,510,178

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $24,091,622; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $24,578,006)	$24,091,561	24,091,561

Total Short-Term Investment (Cost $24,091,561)		24,091,561

TOTAL INVESTMENTS - 101.4% (Cost $1,080,383,782)		1,079,601,739

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(15,373,634)

NET ASSETS - 100.0%		$1,064,228,105

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	30.5%
Consumer, Cyclical	15.9%
Consumer, Non-Cyclical	10.3%
Energy	10.0%
Industrial	9.1%
Basic Materials	8.2%
Communications	6.0%
Utilities	4.1%
Technology	3.5%
Others (each less than 3.0%)	3.8%

	101.4%
Other Assets & Liabilities, Net	(1.4%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	45,694,786	USD	34,199,139	11/16	SCB	$751,319
CHF	60,536,657	USD	61,819,031	11/16	MER	604,159
DKK	77,841,683	USD	11,672,335	11/16	TDB	89,636
EUR	2,254,665	USD	2,538,318	11/16	ANZ	(2,007)
EUR	10,891,388	USD	12,338,214	11/16	SCB	(86,308)
EUR	2,151,678	USD	2,405,359	11/16	SCB	15,100
EUR	5,028,802	USD	5,649,984	11/16	SGN	6,999
GBP	4,873,354	EUR	5,726,593	11/16	DUB	(121,472)
GBP	5,417,495	USD	7,095,952	11/16	ANZ	(69,762)
GBP	4,295,008	USD	5,616,145	11/16	CIT	(45,759)
GBP	1,729,275	USD	2,240,583	11/16	CIT	2,190
GBP	9,209,050	USD	12,184,875	11/16	MSC	(241,249)
JPY	732,466,277	USD	7,133,292	11/16	ANZ	99,125
JPY	349,455,187	USD	3,458,863	11/16	RBC	(8,321)
SEK	21,194,314	USD	2,498,703	11/16	CIT	(24,451)
SEK	25,170,310	USD	2,945,257	11/16	GSC	(6,842)
SEK	18,876,293	USD	2,201,709	11/16	GSC	1,935
SEK	31,006,935	USD	3,637,209	11/16	SSB	(17,418)
SGD	16,234,333	USD	12,006,995	11/16	SCB	(99,830)
USD	10,352,718	CAD	13,624,349	11/16	SCB	(34,544)
USD	2,752,985	CHF	2,664,846	11/16	SGN	5,094
USD	47,098,067	EUR	42,211,515	11/16	CIT	(386,376)
USD	6,857,055	EUR	6,106,438	11/16	GSC	(12,180)
USD	2,576,006	EUR	2,288,615	11/16	GSC	1,504
USD	3,115,755	EUR	2,773,537	11/16	MER	(4,243)
USD	3,041,783	EUR	2,719,571	11/16	MSC	(17,508)
USD	6,953,842	EUR	6,217,675	11/16	RBC	(40,526)
USD	13,010,422	EUR	11,515,832	11/16	RBC	56,069
USD	5,878,710	EUR	5,246,735	11/16	SCB	(23,430)
USD	2,785,647	EUR	2,476,787	11/16	SGN	(533)
USD	2,565,222	GBP	1,975,452	11/16	CIT	3,171
USD	2,263,229	GBP	1,724,675	11/16	MSC	26,421
USD	54,438,745	GBP	41,310,286	11/16	SCB	861,601
USD	8,471,809	JPY	853,963,405	11/16	HSB	39,722
USD	3,436,908	NOK	29,415,277	11/16	CIT	(242,921)

Total Forward Foreign Currency Contracts						$1,078,365

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$44,541,945	$-	$44,541,945	$-
	Belgium	22,224,440	-	22,224,440	-
	Canada	12,457,203	12,457,203	-	-
	Chile	5,177,445	5,177,445	-	-
	China	16,323,526	-	16,323,526	-
	Denmark	5,377,468	-	5,377,468	-
	Finland	22,483,568	-	22,483,568	-
	France	165,007,654	-	165,007,654	-
	Germany	82,605,312	-	82,605,312	-
	Hong Kong	16,361,728	-	16,361,728	-
	Ireland	4,808,072	4,808,072	-	-
	Israel	14,031,992	14,031,992	-	-
	Italy	39,430,751	-	39,430,751	-
	Japan	245,303,685	-	245,303,685	-
	Luxembourg	10,048,465	-	10,048,465	-
	Netherlands	72,086,105	21,198,251	50,887,854	-
	Norway	11,944,539	-	11,944,539	-
	South Korea	16,378,375	-	16,378,375	-
	Spain	11,370,144	-	11,370,144	-
	Sweden	18,393,165	-	18,393,165	-
	Switzerland	51,856,598	-	51,856,598	-
	United Kingdom	152,748,536	-	152,748,536	-
	United States	14,549,462	-	14,549,462	-

	Total Common Stocks	1,055,510,178	57,672,963	997,837,215	-

	Short-Term Investment	24,091,561	-	24,091,561	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,564,045	-	2,564,045	-

	Total Assets	1,082,165,784	57,672,963	1,024,492,821	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,485,680)	-	(1,485,680)	-

	Total Liabilities	(1,485,680)	-	(1,485,680)	-

	Total	$1,080,680,104	$57,672,963	$1,023,007,141	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	84,900	$94,239

Total Rights (Cost $94,239)		94,239

COMMON STOCKS - 96.9%

Consumer, Non-Cyclical - 95.8%

Abbott Laboratories	136,200	5,759,898
AbbVie Inc	41,902	2,642,759
Acceleron Pharma Inc *	32,500	1,176,175
Aetna Inc	56,600	6,534,470
Agios Pharmaceuticals Inc *	18,600	982,452
Alder Biopharmaceuticals Inc *	12,800	419,456
Alexion Pharmaceuticals Inc *	6,100	747,494
Alkermes PLC *	22,400	1,053,472
Allergan PLC *	43,035	9,911,391
Alnylam Pharmaceuticals Inc *	11,430	774,725
Amedisys Inc *	58,100	2,756,264
AmerisourceBergen Corp	26,100	2,108,358
Amgen Inc	86,228	14,383,693
Anthem Inc	42,400	5,313,144
Aquinox Pharmaceuticals Inc * (Canada)	25,358	338,783
AstraZeneca PLC (United Kingdom)	80,162	5,190,637
Audentes Therapeutics Inc *	11,135	198,314
Avexis Inc *	21,835	899,820
Axovant Sciences Ltd *	11,600	162,400
Baxter International Inc	171,500	8,163,400
Becton Dickinson & Co	25,081	4,507,808
Biogen Inc *	28,088	8,792,387
BioMarin Pharmaceutical Inc *	11,500	1,063,980
Bluebird Bio Inc *	6,200	420,236
Boston Scientific Corp *	557,700	13,273,260
Bristol-Myers Squibb Co	68,248	3,679,932
Cardinal Health Inc	42,100	3,271,170
Celgene Corp *	73,400	7,672,502
Centene Corp *	44,900	3,006,504
Chugai Pharmaceutical Co Ltd (Japan)	23,700	856,617
Cigna Corp	47,600	6,203,232
CONMED Corp	16,200	648,972
CR Bard Inc	26,668	5,981,099
DaVita Inc *	55,200	3,647,064
Dermira Inc *	23,800	804,916
Edwards Lifesciences Corp *	54,900	6,618,744
Eli Lilly & Co	141,200	11,332,712
Genomic Health Inc *	18,700	540,804
Gilead Sciences Inc	50,000	3,956,000
GlaxoSmithKline PLC (United Kingdom)	71,900	1,531,364
Global Blood Therapeutics Inc *	18,550	427,578
HCA Holdings Inc *	14,591	1,103,517
HealthEquity Inc *	23,100	874,335
Hologic Inc *	48,800	1,894,904
Humana Inc	32,800	5,801,992
Incyte Corp *	18,000	1,697,220
Inotek Pharmaceuticals Corp *	40,390	382,897
Intra-Cellular Therapies Inc *	15,300	233,172
Intuitive Surgical Inc *	3,600	2,609,388
Jazz Pharmaceuticals PLC *	16,800	2,040,864
Johnson & Johnson	78,200	9,237,766
Laboratory Corp of America Holdings *	5,500	756,140
Mallinckrodt PLC *	31,391	2,190,464
Masimo Corp *	25,100	1,493,199
McKesson Corp	24,700	4,118,725
Medtronic PLC	211,158	18,244,051
Merck & Co Inc	148,900	9,292,849

	Shares	Value
Merck KGaA (Germany)	22,200	$2,394,598
Mylan NV *	71,700	2,733,204
Neurocrine Biosciences Inc *	53,900	2,729,496
Novartis AG ADR (Switzerland)	10,800	852,768
Otonomy Inc *	11,200	203,728
Pacira Pharmaceuticals Inc *	12,700	434,594
Pfizer Inc	278,121	9,419,958
Phibro Animal Health Corp ‘A’	29,300	796,374
Prothena Corp PLC * (Ireland)	5,792	347,346
PTC Therapeutics Inc *	39,000	546,390
Quest Diagnostics Inc	20,600	1,743,378
Regeneron Pharmaceuticals Inc *	9,875	3,969,948
Roche Holding AG (XVTX) (Switzerland)	16,340	4,060,464
Sage Therapeutics Inc *	17,569	809,053
Sarepta Therapeutics Inc *	38,912	2,389,586
Seattle Genetics Inc *	19,200	1,036,992
Service Corp International	32,100	851,934
Shire PLC ADR	37,708	7,310,073
Spark Therapeutics Inc *	3,900	234,234
St Jude Medical Inc	72,800	5,806,528
Stryker Corp	67,000	7,799,470
Syndax Pharmaceuticals Inc *	18,086	274,184
Teladoc Inc *	25,500	466,905
Teva Pharmaceutical Industries Ltd ADR (Israel)	93,100	4,283,531
The Cooper Cos Inc	14,400	2,581,344
Thermo Fisher Scientific Inc	49,200	7,825,752
Ultragenyx Pharmaceutical Inc *	17,878	1,268,265
UnitedHealth Group Inc	145,501	20,370,140
Universal Health Services Inc ‘B’	35,400	4,361,988
Vertex Pharmaceuticals Inc *	55,500	4,840,155
WellCare Health Plans Inc *	6,800	796,212
Zimmer Biomet Holdings Inc	25,700	3,341,514
Zoetis Inc	55,500	2,886,555

		329,492,130

Industrial - 0.6%

Agilent Technologies Inc	48,000	2,260,320

Technology - 0.5%

Cerner Corp *	27,100	1,673,425

Total Common Stocks (Cost $315,004,981)		333,425,875

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $7,487,100; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $7,637,119)	$7,487,081	7,487,081

Total Short-Term Investment (Cost $7,487,081)		7,487,081

TOTAL INVESTMENTS - 99.1% (Cost $322,586,301)		341,007,195

OTHER ASSETS & LIABILITIES, NET - 0.9%		3,057,822

NET ASSETS - 100.0%		$344,065,017

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	25.4%
Medical-Biomedical/Gene	16.2%
Medical-HMO	13.9%
Medical Instruments	13.7%
Medical Products	7.7%
Diagnostic Equipment	4.1%
Others (each less than 3.0%)	15.9%

96.9%
Short-Term Investment	2.2%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	An investment with a value of $94,239 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	876,000	USD	978,288	10/16	DUB	$6,173
USD	1,074,982	EUR	959,000	10/16	CIT	(2,755)
USD	2,261,290	EUR	2,036,578	10/16	HSB	(27,446)

Total Forward Foreign Currency Contracts						($24,028)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$94,239	$-	$-	$94,239
	Common Stocks
	Consumer, Non-Cyclical	329,492,130	315,458,450	14,033,680	-
	Industrial	2,260,320	2,260,320	-	-
	Technology	1,673,425	1,673,425	-	-

	Total Common Stocks	333,425,875	319,392,195	14,033,680	-

	Short-Term Investment	7,487,081	-	7,487,081	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,173	-	6,173	-

	Total Assets	341,013,368	319,392,195	21,526,934	94,239

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(30,201)	-	(30,201)	-

	Total Liabilities	(30,201)	-	(30,201)	-

	Total	$340,983,167	$319,392,195	$21,496,733	$94,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer, Cyclical - 2.5%

Gaming & Leisure Properties Inc REIT	174,639	$5,841,675
Hilton Worldwide Holdings Inc	527,843	12,103,440

		17,945,115

Financial - 94.9%

Acadia Realty Trust REIT	21,800	790,032
American Homes 4 Rent ‘A’ REIT	59,310	1,283,468
Apartment Investment & Management Co ‘A’ REIT	168,002	7,712,972
AvalonBay Communities Inc REIT	176,045	31,307,843
Boston Properties Inc REIT	298,001	40,614,556
Brixmor Property Group Inc REIT	148,841	4,136,291
Camden Property Trust REIT	218,432	18,291,496
CBL & Associates Properties Inc REIT	28,464	345,553
Chesapeake Lodging Trust REIT	301,812	6,911,495
Columbia Property Trust Inc REIT	38,500	862,015
Corporate Office Properties Trust REIT	65,967	1,870,164
Cousins Properties Inc REIT	441,662	4,610,951
CubeSmart REIT	125,265	3,414,724
DCT Industrial Trust Inc REIT	28,770	1,396,783
DDR Corp REIT	103,764	1,808,607
Digital Realty Trust Inc REIT	48,080	4,669,530
Douglas Emmett Inc REIT	269,676	9,878,232
Duke Realty Corp REIT	309,294	8,453,005
Equity LifeStyle Properties Inc REIT	45,047	3,476,727
Equity One Inc REIT	149,137	4,565,084
Equity Residential REIT	804,881	51,777,995
Essex Property Trust Inc REIT	65,542	14,596,203
Federal Realty Investment Trust REIT	4,254	654,818
General Growth Properties Inc REIT	922,821	25,469,860
Healthcare Realty Trust Inc REIT	148,444	5,056,003
Host Hotels & Resorts Inc REIT	1,804,963	28,103,274
Hudson Pacific Properties Inc REIT	451,431	14,838,537
Kimco Realty Corp REIT	431,266	12,485,151
LaSalle Hotel Properties REIT	594,145	14,182,241
Liberty Property Trust REIT	66,966	2,702,078
Life Storage Inc REIT	100,838	8,968,532
Mack-Cali Realty Corp REIT	71,145	1,936,567
Mid-America Apartment Communities Inc REIT	1,880	176,701
National Retail Properties Inc REIT	218,585	11,115,047
Omega Healthcare Investors Inc REIT	192,445	6,822,175
Paramount Group Inc REIT	386,226	6,330,244
Post Properties Inc REIT	29,458	1,948,058
Prologis Inc REIT	251,188	13,448,606
Public Storage REIT	124,289	27,733,847
QTS Realty Trust Inc ‘A’ REIT	80,943	4,277,838
Regency Centers Corp REIT	339,686	26,322,268
Rexford Industrial Realty Inc REIT	169,521	3,880,336
Senior Housing Properties Trust REIT	214,742	4,876,791
Simon Property Group Inc REIT	479,730	99,308,907
SL Green Realty Corp REIT	29,020	3,137,062

	Shares	Value
Spirit Realty Capital Inc REIT	128,450	$1,712,238
STORE Capital Corp REIT	213,582	6,294,262
Sunstone Hotel Investors Inc REIT	300,656	3,845,390
Tanger Factory Outlet Centers Inc REIT	438,776	17,094,713
Taubman Centers Inc REIT	80,052	5,956,669
Ventas Inc REIT	316,512	22,355,243
Vornado Realty Trust REIT	519,412	52,569,688
Welltower Inc REIT	301,937	22,575,829
Xenia Hotels & Resorts Inc REIT	161,539	2,452,162

		681,404,861

Total Common Stocks (Cost $596,327,452)		699,349,976

	Principal Amount
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $17,625,496; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $17,982,544)	$17,625,452	17,625,452

Total Short-Term Investment (Cost $17,625,452)		17,625,452

TOTAL INVESTMENTS - 99.9% (Cost $613,952,904)		716,975,428

OTHER ASSETS & LIABILITIES, NET - 0.1%		990,015

NET ASSETS - 100.0%		$717,965,443

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Regional Malls	20.6%
REITS-Apartments	17.7%
REITS-Office Property	11.1%
REITS-Diversified	10.2%
REITS-Health Care	8.6%
REITS-Hotels	7.7%
REITS-Shopping Centers	7.1%
REITS-Storage	5.6%
REITS-Warehouse/Industry	3.2%
Others (each less than 3.0%)	5.6%

97.4%
Short-Term Investment	2.5%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$699,349,976	$699,349,976	$-	$-
	Short-Term Investment	17,625,452	-	17,625,452	-

	Total	$716,975,428	$699,349,976	$17,625,452	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.4%

Basic Materials - 0.4%

BioAmber Inc * (Canada)	83,800	$355,312

Communications - 13.2%

Alibaba Group Holding Ltd ADR * (China)	12,700	1,343,533
Alphabet Inc ‘A’ *	2,215	1,780,993
Alphabet Inc ‘C’ *	3,021	2,348,193
Facebook Inc ‘A’ *	23,200	2,975,864
Nokia OYJ ADR (Finland)	165,700	959,403
Pandora Media Inc *	79,200	1,134,936
Zayo Group Holdings Inc *	55,600	1,651,876

		12,194,798

Consumer, Cyclical - 2.2%

Harman International Industries Inc	14,800	1,249,860
Mobileye NV *	17,800	757,746

		2,007,606

Consumer, Non-Cyclical - 18.6%

Anthem Inc	6,900	864,639
Arcadia Biosciences Inc *	50,394	96,757
Avinger Inc *	76,521	365,005
Euronet Worldwide Inc *	48,765	3,990,440
Evogene Ltd * (Israel)	26,303	167,813
FibroGen Inc *	18,016	372,931
Ionis Pharmaceuticals Inc *	70,600	2,586,784
Kite Pharma Inc *	8,100	452,466
Marrone Bio Innovations Inc *	41,900	72,068
QIWI PLC ADR (Russia)	29,600	433,344
Seres Therapeutics Inc *	3,810	46,825
Tenet Healthcare Corp *	69,800	1,581,668
Teva Pharmaceutical Industries Ltd ADR (Israel)	58,600	2,696,186
Vertex Pharmaceuticals Inc *	39,100	3,409,911

		17,136,837

Financial - 6.5%

Alliance Data Systems Corp *	19,139	4,105,890
QTS Realty Trust Inc ‘A’ REIT	35,600	1,881,460

		5,987,350

Industrial - 4.5%

Abengoa SA ‘B’ * (Spain)	585,200	141,459
Advanced Drainage Systems Inc	33,270	800,476
Garmin Ltd	32,500	1,563,575
Universal Display Corp *	28,800	1,598,688

		4,104,198

Technology - 54.1%

ACI Worldwide Inc *	159,000	3,081,420
Acxiom Corp *	97,200	2,590,380
Advanced Micro Devices Inc *	75,400	521,014
Apple Inc	4,500	508,725
Aspen Technology Inc *	89,100	4,168,989
Cerner Corp *	52,200	3,223,350
CSRA Inc	24,200	650,980
Cypress Semiconductor Corp	165,000	2,006,400
Dialog Semiconductor PLC * (United Kingdom)	22,300	860,034
Globant SA *	32,972	1,388,781
HP Inc	73,600	1,143,008
Marvell Technology Group Ltd (Bermuda)	79,300	1,052,311
Micron Technology Inc *	287,600	5,113,528
Microsemi Corp *	90,800	3,811,784
Microsoft Corp ‡	102,300	5,892,480
Nanometrics Inc *	23,300	520,522

	Shares	Value
NXP Semiconductors NV * (Netherlands)	32,900	$3,356,129
Photronics Inc *	100,200	1,033,062
Rambus Inc *	137,800	1,722,500
Semtech Corp *	63,400	1,758,082
Silver Spring Networks Inc *	78,100	1,107,458
Virtusa Corp *	21,400	528,152
WNS Holdings Ltd ADR * (India)	125,600	3,761,720

		49,800,809

Utilities - 0.9%

Atlantica Yield PLC (Spain)	45,600	866,856

Total Common Stocks (Cost $87,589,287)		92,453,766

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments)
(Cost $42,925)		684

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $149,840; collateralized by U.S. Treasury Notes: 1.375% due 02/29/20 and value $157,519)	$149,839	149,839

Total Short-Term Investment (Cost $149,839)		149,839

TOTAL INVESTMENTS - 100.6% (Cost $87,782,051)		92,604,289

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(537,659)

NET ASSETS - 100.0%		$92,066,630

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Electronic Components-Semiconductor	15.0%
Medical-Biomedical/Gene	7.4%
Semiconductor Components-Integrated Circuits	7.0%
Computer Services	6.9%
Applications Software	6.4%
Commercial Services-Finance	4.8%
Computer Aided Design	4.5%
Web Portals/ISP	4.5%
Internet Content-Entertainment	4.5%
Finance-Credit Card	4.4%
Medical Information Systems	3.5%
Transactional Software	3.3%
Others (each less than 3.0%)	28.2%

	100.4%
Short-Term Investment	0.2%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	As of September 30, 2016, an investment with a value of $950,400 was fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Purchased options outstanding as of September 30, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Teva Pharmaceutical Industries Ltd (10/16)	$57.50	10/21/16	GSC	115	$21,793	$-

			Exchange
Call - Teva Pharmaceutical Industries Ltd (10/16)	60.00	12/16/16	CME	114	21,132	684

Total Purchased Options					$42,925	$684

(d)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	646	$59,218
Call Options Written	554	19,318
Put Options Written	1,444	359,324
Call Options Exercised	(78)	(8,089)
Call Options Expired	(361)	(6,859)
Put Options Expired	(301)	(15,144)
Put Options Closed	(1,789)	(403,398)

Outstanding, September 30, 2016	115	$4,370

(e)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Teva Pharmaceutical Industries Ltd (10/16)	$65.00	10/21/16	GSC	115	$4,370	$-

Total Written Options					$4,370	$-

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$355,312	$355,312	$-	$-
	Communications	12,194,798	12,194,798	-	-
	Consumer, Cyclical	2,007,606	2,007,606	-	-
	Consumer, Non-Cyclical	17,136,837	17,136,837	-	-
	Financial	5,987,350	5,987,350	-	-
	Industrial	4,104,198	3,962,739	141,459	-
	Technology	49,800,809	48,940,775	860,034	-
	Utilities	866,856	866,856	-	-

	Total Common Stocks	92,453,766	91,452,273	1,001,493	-

	Short-Term Investment	149,839	-	149,839	-
	Derivatives:
	Equity Contracts
	Purchased Options	684	684	-	-

	Total	$92,604,289	$91,452,957	$1,151,332	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 31.7%

Canada - 0.6%

Transcanada Trust 5.875% due 08/15/76 §	$2,950,000	$3,128,475

France - 1.4%

Groupama SA 6.375% § ± ~	EUR 1,900,000	1,974,287
Societe Generale SA 7.375% § ± ~	$5,160,000	5,069,700

		7,043,987

Germany - 0.3%

Bayer AG 3.000% due 07/01/75 § ~	EUR 1,045,000	1,186,462

Ireland - 0.4%

LCH Clearnet SA 6.576% § ±	1,550,000	1,753,805

Israel - 1.9%

Teva Pharmaceutical Finance Netherlands III BV 1.700% due 07/19/19	$9,440,000	9,424,339

Italy - 0.7%

Intesa Sanpaolo SPA
3.928% due 09/15/26 ~	EUR 381,000	433,029
5.017% due 06/26/24 ~	$2,287,000	2,091,306
5.710% due 01/15/26 ~	1,115,000	1,056,165

		3,580,500

Netherlands - 1.0%

Cooperatieve Rabobank UA 6.625% § ± ~	EUR 4,200,000	4,976,089

Switzerland - 5.8%

Credit Suisse AG 5.750% due 09/18/25 § ~	1,163,000	1,421,823
Credit Suisse Group Funding Guernsey Ltd 3.800% due 06/09/23 ~	$4,290,000	4,354,719
UBS AG
4.750% due 05/22/23 § ~	6,099,000	6,228,232
4.750% due 02/12/26 § ~	EUR 5,870,000	7,041,956
5.125% due 05/15/24 ~	$7,682,000	7,951,845
7.250% due 02/22/22 § ~	1,894,000	1,926,658

		28,925,233

United Kingdom - 7.0%

AA Bond Co Ltd 3.781% due 07/31/43 ~	GBP 5,426,000	7,388,364
Barclays PLC 3.250% due 02/12/27 ~	4,700,000	6,141,058
Royal Bank of Scotland Group PLC
3.875% due 09/12/23	$2,960,000	2,925,883
8.625% § ±	2,890,000	2,853,875
The Royal Bank of Scotland PLC 9.500% due 03/16/22 § ~	13,000,000	13,427,141
Vodafone Group PLC 3.000% due 08/12/56 ~	GBP 1,550,000	1,937,128

		34,673,449

	Principal Amount	Value
United States - 12.6%

Aetna Inc 1.700% due 06/07/18	$5,810,000	$5,830,707
Citigroup Inc
1.632% due 07/30/18 §	13,800,000	13,860,168
2.050% due 06/07/19	7,470,000	7,531,231
E*TRADE Financial Corp 5.875% § ±	5,642,000	5,853,575
Express Scripts Holding Co
3.000% due 07/15/23	2,200,000	2,238,577
4.800% due 07/15/46	1,950,000	2,039,692
Fidelity National Information Services Inc 4.500% due 08/15/46	2,120,000	2,134,441
MPT Operating Partnership LP REIT 5.250% due 08/01/26	1,630,000	1,695,200
Mylan NV
2.500% due 06/07/19 ~	7,440,000	7,510,390
3.150% due 06/15/21 ~	3,160,000	3,222,995
3.950% due 06/15/26 ~	2,540,000	2,565,583
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/23	2,850,000	2,867,516
3.200% due 09/23/26	2,140,000	2,149,125
The Goldman Sachs Group Inc 2.350% due 11/15/21	2,800,000	2,797,844

		62,297,044

Total Corporate Bonds & Notes (Cost $157,448,816)		156,989,383

U.S. TREASURY OBLIGATIONS - 3.6%

U.S. Treasury Inflation Protected Securities - 3.6%

2.625% due 07/15/17 ^	17,417,550	17,962,598

Total U.S. Treasury Obligations (Cost $17,894,994)		17,962,598

FOREIGN GOVERNMENT BONDS & NOTES - 44.0%

Belgium - 0.6%

Belgium Government 2.150% due 06/22/66 ~	EUR 2,220,000	3,157,178

Bulgaria - 2.8%

Bulgaria Government 2.950% due 09/03/24 ~	11,150,000	13,978,261

Cyprus - 7.9%

Cyprus Government
3.875% due 05/06/22 ~	14,380,000	16,869,376
4.750% due 06/25/19 ~	18,300,000	22,228,601

		39,097,977

Greece - 0.2%

Hellenic Republic Government 3.000% due 02/24/41 § ~	1,204,277	791,253

Iceland - 5.4%

Iceland Government
2.500% due 07/15/20 ~	13,350,000	16,254,624
5.875% due 05/11/22 ~	$9,001,000	10,588,614

		26,843,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Indonesia - 2.2%

Indonesia Government
2.625% due 06/14/23 ~	EUR 2,917,000	$3,448,037
2.875% due 07/08/21 ~	3,145,000	3,784,832
3.750% due 06/14/28 ~	2,970,000	3,654,785

		10,887,654

Israel - 1.0%

Israel Government 2.875% due 01/29/24 ~	3,900,000	5,132,415

Lithuania - 2.6%

Lithuania Government 2.125% due 10/22/35 ~	9,492,000	12,735,324

Macedonia - 2.5%

Macedonia Government
3.975% due 07/24/21 ~	6,432,000	7,422,311
5.625% due 07/26/23 ~	4,200,000	5,086,077

		12,508,388

Mexico - 1.1%

Mexico Government 4.000% due 03/15/15	5,052,000	5,388,622

Portugal - 4.6%

Portugal Government 5.125% due 10/15/24 ~	$8,500,000	8,496,311
Portugal Obrigacoes do Tesouro OT
2.875% due 10/15/25 ~	EUR 1,621,135	1,788,567
2.875% due 07/21/26 ~	10,570,424	11,452,398
4.950% due 10/25/23 ~	971,739	1,238,830

		22,976,106

Romania - 1.8%

Romanian Government
2.750% due 10/29/25 ~	1,005,000	1,234,027
2.875% due 05/26/28 ~	850,000	1,034,740
3.875% due 10/29/35 ~	5,096,000	6,576,951

		8,845,718

Slovakia - 1.4%

Slovakia Government 3.625% due 01/16/29 ~	4,348,965	6,680,022

Slovenia - 8.0%

Slovenia Government
4.125% due 02/18/19 ~	$13,030,000	13,762,677
4.750% due 05/10/18 ~	3,620,000	3,805,235
5.500% due 10/26/22 ~	10,460,000	12,231,694
5.850% due 05/10/23 ~	8,340,000	10,000,628

		39,800,234

Spain - 1.9%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 7,980,000	9,563,540

Total Foreign Government Bonds & Notes (Cost $209,178,133)		218,385,930

PURCHASED OPTIONS - 0.0%
(See Note (d) in Notes to Schedule of Investments) (Cost $145,210)		46,098

	Principal Amount	Value
SHORT-TERM INVESTMENT - 16.7%

Repurchase Agreement - 16.7%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $83,102,403; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $84,768,750)	$83,102,196	$83,102,196

Total Short-Term Investment (Cost $83,102,196)		83,102,196

TOTAL INVESTMENTS - 96.0% (Cost $467,769,349)		476,486,205

OTHER ASSETS & LIABILITIES, NET - 4.0%		19,658,399

NET ASSETS - 100.0%		$496,144,604

Notes to Schedule of Investments

(a)	As of September 30, 2016, the amount of $27,440,564 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bobl (12/16)	84	$41,434
Euro-Bund (12/16)	36	47,679
U.S. Treasury 5-Year Notes (12/16)	7	2,043

		91,156

Short Futures Outstanding
Euro-BTP (12/16)	175	18,318
Euro-Buxl (12/16)	80	(311,033)
U.S. Treasury 10-Year Notes (12/16)	97	(71,424)
U.S. Treasury Ultra Long Bonds (12/16)	18	(1,725)
United Kingdom Gilt (12/16)	58	29,204

		(336,660)

Total Futures Contracts		($245,504)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNY	377,596,545	USD	56,948,950	01/17	GSC	($738,409)
CNY	27,626,620	USD	4,100,000	01/17	GSC	12,610
CNY	226,000,000	USD	33,499,286	06/17	GSC	(141,650)
EUR	9,928,885	SEK	94,800,000	10/16	CIT	102,321
GBP	8,900,000	USD	11,826,053	10/16	CIT	(286,141)
JPY	1,988,409,030	USD	19,850,000	12/16	CIT	(174,689)
JPY	14,440,000	USD	140,202	12/16	CIT	2,569
MXN	469,618,420	USD	25,027,053	10/16	GSC	(855,002)
SAR	127,619,200	USD	33,821,695	01/17	CIT	108,954
SEK	216,859,625	EUR	22,828,050	10/16	CIT	(363,623)
TRY	24,118,340	USD	8,163,394	10/16	GSC	(155,849)
USD	1,620,973	AUD	2,133,000	12/16	CIT	(9,184)
USD	14,850,000	CAD	19,360,168	10/16	CIT	91,124
USD	5,419	CAD	7,000	12/16	CIT	81
USD	58,900,000	CNY	405,223,165	01/17	GSC	(1,423,151)
USD	46,042,387	CNY	307,724,295	06/17	GSC	622,232
USD	182,552,883	EUR	163,000,000	12/16	CIT	(1,077,897)
USD	36,548,505	GBP	27,850,000	10/16	CIT	437,656
USD	18,388,828	GBP	13,955,000	12/16	CIT	279,582
USD	98,712	JPY	10,000,000	12/16	CIT	(160)
USD	3,614,885	MXN	70,900,000	10/16	GSC	(34,457)
USD	5,900,000	MXN	108,543,480	10/16	GSC	313,084
USD	58,900,000	SAR	226,765,000	01/17	CIT	(1,390,955)
USD	7,850,000	TRY	24,118,340	10/16	GSC	(157,545)

Total Forward Foreign Currency Contracts						($4,838,499)

(d)	Purchased options outstanding as of September 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - iTraxx Europe (10/16)	0.600%	10/19/16	SSB	EUR 247,000,000	$145,210	$46,098

Total Purchased Options					$145,210	$46,098

(e)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Notional Amount in EUR	Premium
Outstanding, December 31, 2015	-	-	$-
Call Options Written	15,178	229,500,000	5,274,652
Put Options Written	1,384	-	272,469
Call Options Expired	(15,178)	(229,500,000)	(5,274,652)
Put Options Closed	(1,384)	-	(272,469)

Outstanding, September 30, 2016	-	-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(f)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Carlsberg Breweries AS	1.000%	12/20/20	BNP	0.513%	EUR 2,054,000	($48,509)	($5,372)	($43,137)
Republic of Korea	1.000%	12/20/20	BNP	0.313%	$94,182,000	(2,711,081)	(1,662,287)	(1,048,794)
MetLife Inc	1.000%	12/20/20	CIT	0.924%	810,000	(2,766)	7,603	(10,369)
Carlsberg Breweries AS	1.000%	12/20/20	CSF	0.513%	EUR 5,993,000	(141,535)	(46,809)	(94,726)
Vodafone Group PLC	1.000%	12/20/20	CSF	0.697%	2,317,000	(34,175)	10,820	(44,995)
Carlsberg Breweries AS	1.000%	12/20/20	GSC	0.513%	320,000	(7,557)	(1,841)	(5,716)
MetLife Inc	1.000%	12/20/20	GSC	0.924%	$4,847,000	(16,549)	73,934	(90,483)
Newell Rubbermaid Inc	1.000%	12/20/20	GSC	0.619%	2,239,000	(35,849)	(58,661)	22,812
Packaging Corp of America	1.000%	12/20/20	GSC	0.473%	505,000	(11,155)	(498)	(10,657)
Stanley Black & Decker Inc	1.000%	12/20/20	GSC	0.627%	1,787,000	(28,013)	(18,671)	(9,342)
Vodafone Group PLC	1.000%	12/20/20	GSC	0.697%	EUR 519,000	(7,655)	2,448	(10,103)
Atlantia SPA	1.000%	06/20/21	BNP	0.522%	3,239,000	(83,679)	(32,905)	(50,774)
Eni SPA	1.000%	06/20/21	BNP	0.821%	2,264,000	(22,182)	40,998	(63,180)
Standard Chartered Bank	1.000%	06/20/21	BNP	1.133%	2,203,000	14,490	67,886	(53,396)
Eni SPA	1.000%	06/20/21	CIT	0.821%	1,300,000	(12,737)	(2,142)	(10,595)
Standard Chartered Bank	1.000%	06/20/21	CIT	1.133%	1,300,000	8,550	21,332	(12,782)
Boston Scientific Corp	1.000%	06/20/21	GSC	0.350%	$2,051,000	(62,238)	(42,268)	(19,970)
LVMH Moet Hennessy Louis Vuitton SE	1.000%	06/20/21	GSC	0.350%	EUR 1,108,000	(38,977)	(35,838)	(3,139)
HeidelbergCement Finance Luxembourg SA	5.000%	06/20/21	GSC	1.095%	2,250,000	(465,697)	(464,864)	(833)
Statoil ASA	1.000%	12/20/21	BNP	0.521%	6,113,000	(174,720)	(154,996)	(19,724)
Arrow Electronics Inc	1.000%	12/20/21	GSC	0.752%	$4,450,394	(57,030)	(37,741)	(19,289)
Avnet Inc	1.000%	12/20/21	GSC	0.965%	4,572,000	(9,518)	9,042	(18,560)
Anglo American Capital PLC	5.000%	12/20/21	BNP	3.487%	EUR 5,616,000	(469,843)	(233,017)	(236,826)
Jaguar Land Rover Automotive PLC	5.000%	12/20/21	CIT	2.283%	2,950,000	(451,751)	(415,758)	(35,993)
Fortum OYJ	1.000%	06/20/22	BNP	0.779%	2,883,000	(41,725)	(29,230)	(12,495)
Fortum OYJ	1.000%	06/20/22	CIT	0.779%	2,456,000	(35,545)	(24,683)	(10,862)

						($4,947,446)	($3,033,518)	($1,913,928)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	BNP	0.452%	EUR 2,054,000	$54,487	$12,928	$41,559
Italy Government	1.000%	12/20/20	CIT	1.366%	$5,500,000	(79,236)	(104,458)	25,222
Volkswagen International Finance NV	1.000%	12/20/20	CIT	0.935%	EUR 4,158,000	14,121	(295,544)	309,665
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	CSF	0.452%	5,993,000	158,978	64,393	94,585
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	GSC	0.452%	320,000	8,489	2,684	5,805
Italy Government	1.000%	12/20/20	GSC	1.366%	$6,109,000	(88,010)	(126,627)	38,617
Volkswagen International Finance NV	1.000%	12/20/20	GSC	0.935%	EUR 1,342,000	4,558	(83,288)	87,846
Italy Government	1.000%	06/20/21	BNP	1.462%	$1,156,000	(23,418)	(16,768)	(6,650)
Volkswagen International Finance NV	1.000%	06/20/21	BNP	1.058%	EUR 4,450,000	(11,926)	(198,697)	186,771
Italy Government	1.000%	06/20/21	CIT	1.462%	$2,554,000	(51,737)	(37,300)	(14,437)
Italy Government	1.000%	06/20/21	CSF	1.462%	14,000,000	(283,602)	(190,997)	(92,605)
UniCredit SpA	1.000%	06/20/21	CSF	4.127%	EUR 2,100,000	(318,263)	(289,013)	(29,250)
Italy Government	1.000%	06/20/21	GSC	1.462%	$6,233,000	(126,264)	(72,964)	(53,300)

						(741,823)	(1,335,651)	593,828

			Exchange
Italy Government	1.000%	06/20/21	ICE	1.462%	5,851,000	(118,525)	(26,915)	(91,610)

						($860,348)	($1,362,566)	$502,218

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia Ex Japan IG	1.000%	06/20/21	CIT	$19,800,000	$36,703	$424,502	($387,799)

			Exchange
iTraxx Europe	1.000%	06/20/21	ICE	EUR 100,789,000	(1,841,294)	(844,295)	(996,999)

					($1,804,591)	($419,793)	($1,384,798)

					($7,612,385)	($4,815,877)	($2,796,508)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.310%	11/09/26	EUR 96,800,000	$193,046	$-	$193,046
3-Month USD-LIBOR	LCH	1.760%	09/29/36	$14,300,000	39,233	-	39,233

					$232,279	$-	$232,279

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.082%	09/20/18	$143,900,000	($126,892)	$-	($126,892)
3-Month USD-LIBOR	LCH	1.080%	12/02/18	35,525,000	(29,028)	-	(29,028)
3-Month USD-LIBOR	LCH	1.230%	12/02/21	39,970,000	(52,193)	-	(52,193)
6-Month EUR-LIBOR	LCH	0.145%	12/13/21	EUR 35,680,000	22,303	-	22,303
6-Month EUR-LIBOR	LCH	0.310%	11/28/26	34,730,000	(40,138)	-	(40,138)
6-Month JPY-LIBOR	LCH	0.557%	12/08/46	JPY 430,000,000	(105,635)	-	(105,635)
6-Month GBP-LIBOR	LCH	0.963%	11/07/56	GBP 1,100,000	5,291	-	5,291
6-Month GBP-LIBOR	LCH	0.790%	09/28/66	7,750,000	566,502	-	566,502

					$240,210	$-	$240,210

					$472,489	$-	$472,489

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Total Return Swaps

Receive	Pay Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	BNP	12/20/16	EUR 5,190,000	($142,166)	$-	($142,166)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	12/20/16	17,900,000	(1,023,609)	-	(1,023,609)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	03/20/17	23,600,000	104,465	-	104,465

					($1,061,310)	$-	($1,061,310)

Total Swap Agreements					($8,201,206)	($4,815,877)	($3,385,329)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$156,989,383	$-	$156,989,383	$-
	U.S. Treasury Obligations	17,962,598	-	17,962,598	-
	Foreign Government Bonds & Notes	218,385,930	-	218,385,930	-
	Short-Term Investment	83,102,196	-	83,102,196	-
	Derivatives:
	Credit Contracts
	Purchased Options	46,098	-	46,098	-
	Swaps	300,376	-	300,376	-

	Total Credit Contracts	346,474	-	346,474	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,970,213	-	1,970,213	-
	Interest Rate Contracts
	Futures	138,678	138,678	-	-
	Swaps	930,840	-	930,840	-

	Total Interest Rate Contracts	1,069,518	138,678	930,840	-

	Total Asset - Derivatives	3,386,205	138,678	3,247,527	-

	Total Assets	479,826,312	138,678	479,687,634	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(7,912,761)	-	(7,912,761)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,808,712)	-	(6,808,712)	-
	Interest Rate Contracts
	Futures	(384,182)	(384,182)	-	-
	Swaps	(1,519,661)	-	(1,519,661)	-

	Total Interest Rate Contracts	(1,903,843)	(384,182)	(1,519,661)	-

	Total Liabilities - Derivatives	(16,625,316)	(384,182)	(16,241,134)	-

	Total Liabilities	(16,625,316)	(384,182)	(16,241,134)	-

	Total	$463,200,996	($245,504)	$463,446,500	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 5.5%

Germany - 5.5%

KFW
0.750% due 03/17/17	$36,500,000	$36,498,795
1.250% due 02/15/17	25,000,000	25,052,100

		61,550,895

Total Corporate Bonds & Notes (Cost $61,557,264)		61,550,895

U.S. TREASURY OBLIGATIONS - 4.5%

U.S. Treasury Notes - 4.5%

0.625% due 11/15/16 ‡	50,300,000	50,326,408

Total U.S. Treasury Obligations (Cost $50,300,923)		50,326,408

FOREIGN GOVERNMENT BONDS & NOTES - 37.8%

Canada - 4.1%

Canadian Government 1.500% due 02/01/17	CAD 60,700,000	46,415,987

France - 3.4%

France Government OAT 3.750% due 04/25/17 ~	EUR 32,690,000	37,632,784

Germany - 4.0%

Bundesrepublik Deutschland 3.750% due 01/04/17 ~	39,900,000	45,327,004

Multi-National - 22.3%

Asian Development Bank
0.750% due 01/11/17	$40,000,000	40,005,600
0.750% due 07/28/17	25,000,000	24,986,000
European Investment Bank
1.750% due 03/15/17	35,000,000	35,154,630
3.125% due 12/15/16 ~	24,720,000	24,837,914
Inter-American Development Bank
1.000% due 07/14/17	30,000,000	30,042,810
1.125% due 03/15/17	32,075,000	32,121,284
International Bank for Reconstruction & Development
0.625% due 10/14/16	34,000,000	34,000,612
1.000% due 11/15/17	30,000,000	30,067,500

		251,216,350

	Principal Amount	Value
United Kingdom - 4.0%

United Kingdom Gilt 1.000% due 09/07/17 ~	GBP 34,000,000	$44,427,009

Total Foreign Government Bonds & Notes (Cost $423,356,663)		425,019,134

PURCHASED OPTIONS - 0.1%
(See Note (c) in Notes to Schedule of Investments) (Cost $13,965,680)		1,490,801

SHORT-TERM INVESTMENTS - 52.4%

Repurchase Agreement - 40.9%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/2016, repurchase price of $459,729,023; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 - 07/31/20 and value $468,925,756)	$459,727,874	459,727,874

U.S. Treasury Bills - 11.5%

0.376% due 11/10/16	45,000,000	44,991,045
0.386% due 03/02/17	45,000,000	44,933,175
0.427% due 02/02/17 ‡	40,000,000	39,956,960

		129,881,180

Total Short-Term Investments (Cost $589,579,307)		589,609,054

TOTAL INVESTMENTS - 100.3% (Cost $1,138,759,837)		1,127,996,292

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,077,488)

NET ASSETS - 100.0%		$1,124,918,804

Notes to Schedule of Investments

(a)	As of September 30, 2016, investments with a total aggregate values of $9,901,160 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	76,099,700	USD	56,669,848	10/16	ANZ	$1,570,654
AUD	74,410,000	USD	55,950,218	10/16	BRC	981,201
AUD	5,430,000	USD	4,155,460	10/16	GSC	219
CAD	231,956,063	USD	177,420,945	10/16	ANZ	(612,363)
CAD	77,522,563	USD	58,806,019	10/16	ANZ	285,579
CAD	302,172,166	USD	232,643,487	10/16	RBC	(2,312,658)
CHF	112,077,093	USD	115,191,763	10/16	ANZ	192,575
CHF	191,294,692	USD	198,230,580	10/16	BRC	(1,291,038)
CHF	5,250,000	USD	5,407,276	10/16	CSF	1,777
CHF	55,969,283	USD	58,300,000	10/16	GSC	(679,139)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	3,546,000	USD	3,616,998	10/16	GSC	$33,640
CHF	56,225,874	USD	57,567,307	10/16	SCB	317,717
COP	166,920,725,064	USD	55,891,755	10/16	BRC	1,821,811
EUR	51,073,130	USD	57,644,454	10/16	BRC	(263,607)
EUR	73,190,000	USD	82,265,560	10/16	CIB	13,287
EUR	39,110,792	USD	43,764,193	10/16	SCB	176,923
EUR	100,805,009	USD	112,700,000	10/16	SSB	554,794
GBP	132,085,323	USD	172,653,783	10/16	BRC	(1,439,017)
GBP	132,212,660	USD	172,500,000	10/16	GSC	(1,120,175)
GBP	46,847,849	USD	60,787,005	10/16	RBC	(60,777)
INR	3,722,280,000	USD	55,444,701	10/16	BRC	327,627
JPY	17,365,291,956	USD	168,773,482	10/16	ANZ	2,493,722
JPY	3,838,554,431	USD	37,577,000	10/16	GSC	281,188
JPY	5,922,750,286	USD	58,300,000	10/16	RBC	113,811
JPY	23,035,698,335	USD	225,679,321	10/16	SCB	1,512,923
JPY	9,391,088,530	USD	91,909,105	10/16	SEB	711,594
JPY	11,561,053,824	USD	115,200,000	10/16	SGN	(1,177,767)
KRW	5,985,000,000	USD	5,395,294	10/16	JPM	36,669
MXN	3,067,590,000	USD	160,384,284	10/16	CSF	(2,471,807)
MXN	70,800,000	USD	3,677,578	10/16	GSC	(32,957)
MXN	1,069,728,108	USD	55,445,000	10/16	JPM	(377,858)
MXN	71,240,000	USD	3,609,099	10/16	JPM	58,173
NOK	466,104,646	USD	57,400,000	10/16	BRC	902,904
NOK	46,252,200	USD	5,787,507	10/16	GSC	(2,030)
NOK	977,187,558	USD	119,029,589	10/16	GSC	3,202,344
NOK	483,539,736	USD	58,400,000	10/16	SSB	2,083,780
NZD	79,711,788	USD	57,749,436	10/16	ANZ	285,544
NZD	135,317,337	USD	96,795,874	10/16	BRC	1,723,293
NZD	16,765,339	USD	11,999,288	10/16	GSC	206,888
NZD	208,204,410	USD	148,955,681	10/16	SSB	2,629,663
RUB	1,977,448,503	USD	30,224,200	10/16	MSC	1,156,013
SEK	1,324,618,423	USD	154,777,690	10/16	SSB	(346,589)
USD	171,487,831	AUD	227,154,856	10/16	ANZ	(2,357,966)
USD	133,856,393	AUD	177,323,768	10/16	GSC	(1,852,754)
USD	57,104,854	AUD	74,276,456	10/16	RBC	259,713
USD	116,453,961	CAD	152,249,231	10/16	ANZ	401,937
USD	104,238,408	CAD	136,520,000	10/16	CSF	165,595
USD	3,469,660	CAD	4,560,000	10/16	RBC	(6,202)
USD	58,300,000	CAD	76,370,260	10/16	RBC	86,745
USD	115,200,000	CAD	151,712,640	10/16	SGN	(443,008)
USD	112,700,000	CAD	149,201,163	10/16	SSB	(1,028,634)
USD	581,569,441	CHF	561,552,025	10/16	BRC	3,446,768
USD	277,306,122	CHF	269,310,000	10/16	CSF	(162,853)
USD	2,873,177	CHF	2,780,000	10/16	CSF	8,955
USD	56,800,000	CHF	55,216,075	10/16	GSC	(45,428)
USD	115,700,000	CHF	112,175,894	10/16	GSC	213,946
USD	58,400,000	CHF	56,840,136	10/16	SSB	(117,412)
USD	55,589,942	CLP	37,362,000,000	10/16	MSC	(1,154,454)
USD	58,300,000	EUR	51,644,107	10/16	GSC	277,657
USD	348,682,884	EUR	311,632,660	10/16	SCB	(1,437,543)
USD	87,065,727	EUR	77,837,333	10/16	SEB	(384,799)
USD	57,749,436	GBP	44,517,500	10/16	ANZ	43,909
USD	102,407,205	GBP	77,010,000	10/16	BRC	2,556,475
USD	57,416,206	GBP	44,387,190	10/16	GSC	(120,408)
USD	61,636,952	GBP	47,361,853	10/16	GSC	244,450
USD	115,462,702	GBP	86,735,804	10/16	SCB	3,031,965
USD	7,604,624	JPY	770,051,800	10/16	GSC	9,899
USD	115,192,000	JPY	11,691,561,790	10/16	RBC	(117,383)
USD	55,810,446	JPY	5,617,938,139	10/16	RBC	402,881
USD	115,954,000	JPY	11,806,227,563	10/16	SCB	(486,287)
USD	163,629,770	KRW	182,745,000,000	10/16	BRC	(2,228,903)
USD	3,687,400	KRW	4,138,000,000	10/16	CSF	(68,234)
USD	48,114,253	NOK	407,358,120	10/16	BRC	(2,840,316)
USD	56,585,814	NOK	479,015,892	10/16	GSC	(3,332,099)
USD	32,677,170	NOK	276,434,156	10/16	SCB	(1,900,717)
USD	45,073,279	NOK	381,581,368	10/16	SEB	(2,656,993)
USD	19,635,312	NOK	166,220,773	10/16	SSB	(1,156,486)
USD	57,014,386	NZD	79,704,171	10/16	BRC	(1,015,049)
USD	222,185,173	NZD	303,600,000	10/16	BRC	1,264,546
USD	12,195,272	NZD	16,805,800	10/16	GSC	(40,362)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	115,393,232	NZD	157,623,800	10/16	RBC	$633,616
USD	73,366,139	SEK	619,596,737	10/16	BRC	1,130,238
USD	64,981,350	SEK	551,035,350	10/16	GSC	738,702
USD	17,637,795	SEK	149,642,580	10/16	SEB	191,663
USD	84,548,493	SEK	723,582,914	10/16	SSB	189,327

Total Forward Foreign Currency Contracts						$1,833,228

(c)	Purchased options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - JPY versus USD	JPY 106.00	10/27/16	SGN	$566,780,000	$334,400	$334,400
Call - AUD versus USD	$0.80	01/03/17	ANZ	AUD 78,400,000	450,183	332,119
Call - CAD versus USD	CAD 1.54	01/03/17	RBC	$243,000,000	2,023,461	79,461
Call - JPY versus USD	JPY 124.75	01/03/17	GSC	39,200,000	345,940	3,136
Call - CHF versus JPY	130.00	01/03/17	GSC	CHF 203,900,000	2,099,554	37,359

					5,253,538	786,475

Put - CHF versus NZD	CHF 0.57	01/03/17	GSC	NZD 392,000,000	6,882,105	125,877
Put - EUR versus USD	$0.98	01/03/17	BRC	EUR 35,900,000	470,208	15,082
Put - SEK versus USD	SEK 7.50	01/03/17	GSC	$86,300,000	653,032	13,118
Put - NOK versus USD	NOK 7.65	01/03/17	SEB	86,300,000	706,797	550,249

					8,712,142	704,326

Total Purchased Options					$13,965,680	$1,490,801

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$61,550,895	$-	$61,550,895	$-
	U.S. Treasury Obligations	50,326,408	-	50,326,408	-
	Foreign Government Bonds & Notes	425,019,134	-	425,019,134	-
	Short-Term Investments	589,609,054	-	589,609,054	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	38,975,300	-	38,975,300	-
	Purchased Options	1,490,801	-	1,490,801	-

	Total Foreign Currency Contracts	40,466,101	-	40,466,101	-

	Total Assets	1,166,971,592	-	1,166,971,592	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(37,142,072)	-	(37,142,072)	-

	Total Liabilities	(37,142,072)	-	(37,142,072)	-

	Total	$1,129,829,520	$-	$1,129,829,520	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.6%

Floating Rate Income Portfolio ‘P’ *	20,220	$222,815
Inflation Managed Portfolio ‘P’ *	11,806	138,913
Emerging Markets Debt Portfolio ‘P’ *	25,064	284,129
Emerging Markets Portfolio ‘P’ *	13,484	203,381
International Small-Cap Portfolio ‘P’ *	11,717	144,226
Real Estate Portfolio ‘P’ *	5,315	132,384
Currency Strategies Portfolio ‘P’ *	57,180	652,731
Equity Long/Short Portfolio ‘P’ *	25,214	309,633
Global Absolute Return Portfolio ‘P’ *	61,508	698,697

Total Affiliated Mutual Funds (Cost $2,628,259)		2,786,909

TOTAL INVESTMENTS - 99.6% (Cost $2,628,259)		2,786,909

OTHER ASSETS & LIABILITIES, NET - 0.4%		11,314

NET ASSETS - 100.0%		$2,798,223

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,786,909	$2,786,909	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 84.4%

Money Market Funds - 22.4%

BlackRock Liquidity Funds T-Fund Portfolio	133,190,755	$133,190,755
Dreyfus Treasury Cash Management	133,190,756	133,190,756

		266,381,511

	Principal Amount
Repurchase Agreement - 15.0%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $177,588,118; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $181,143,113)	$177,587,674	177,587,674

U.S. Treasury Bills - 47.0%

0.355% due 10/20/16 ‡	304,190,000	304,167,186
0.406% due 10/27/16 ‡	253,838,000	253,806,778

		557,973,964

Total Short-Term Investments (Cost $1,001,867,664)		1,001,943,149

TOTAL INVESTMENTS - 84.4% (Cost $1,001,867,664)		1,001,943,149

OTHER ASSETS & LIABILITIES, NET - 15.6%		185,186,804

NET ASSETS - 100.0%		$1,187,129,953

Notes to Schedule of Investments

(a)	As of September 30, 2016, the amounts of $117,880,236 in cash, and investments with a total aggregate value of $203,433,053 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (10/16)	135	$131,153
CAC 40 Index (10/16)	537	19,621
DAX Index (12/16)	73	65,522
FTSE 100 Index (12/16)	522	1,171,805
FTSE MIB Index (12/16)	59	(83,497)
Hang Seng Index (10/16)	47	(44,509)
IBEX 35 Index (10/16)	52	(31,475)
OMX Index (10/16)	448	118,800
S&P 500 E-Mini Index (12/16)	3,609	2,755,884
S&P/TSE 60 Index (12/16)	155	37,079
SGX MSCI Index (10/16)	183	42,154
SPI 200 Index (12/16)	188	771,467
TOPIX Index (12/16)	451	(723,659)

Total Futures Contracts		$4,230,345

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	21,765,000	USD	16,386,955	12/16	CIT	$241,858
CAD	27,420,000	USD	21,127,230	12/16	CIT	(215,088)
CHF	9,932,711	USD	10,304,921	12/16	CIT	(32,098)
CHF	9,424,289	USD	9,701,222	12/16	CIT	45,771
DKK	28,807,000	USD	4,388,183	12/16	CIT	(25,529)
EUR	36,627,242	USD	41,409,047	12/16	CIT	(115,177)
EUR	22,912,758	USD	25,678,093	12/16	CIT	153,949
GBP	31,606,000	USD	41,524,831	12/16	CIT	(492,537)
HKD	59,356,000	USD	7,660,809	12/16	CIT	(2,262)
ILS	6,562,000	USD	1,751,785	12/16	CIT	2,775
JPY	235,848,816	USD	2,360,149	12/16	CIT	(26,282)
JPY	5,185,029,184	USD	50,855,583	12/16	CIT	453,423
NOK	11,269,000	USD	1,368,364	12/16	CIT	41,516
NZD	387,697	USD	286,102	12/16	CIT	(4,647)
NZD	246,303	USD	177,682	12/16	CIT	1,125
SEK	52,428,000	USD	6,229,881	12/16	CIT	(94,264)
SGD	2,646,373	USD	1,949,885	12/16	CIT	(8,690)
SGD	1,229,627	USD	900,903	12/16	CIT	1,066
USD	722,200	AUD	944,000	12/16	CIT	968
USD	349,418	DKK	2,304,000	12/16	CIT	491
USD	221,216	GBP	165,000	12/16	CIT	7,006
USD	86,103	ILS	322,000	12/16	CIT	7
USD	19,327	SGD	26,000	12/16	CIT	255

Total Forward Foreign Currency Contracts						($66,364)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(d)	Swap agreements outstanding as of September 30, 2016 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20	$29,959,641

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	21,761	$1,002,163	$11,682
Marvell Technology Group Ltd	284,017	8,300,380	1,363,282

			1,374,964

Switzerland

TE Connectivity Ltd	42,493	2,592,898	142,801

United States

3M Co	48,385	12,381,343	1,324,781
Aaron’s Inc	39,501	1,425,699	108,331
Abercrombie & Fitch Co ‘A’	171,731	4,026,429	(1,152,115)
Accenture PLC ‘A’	25,585	5,907,814	483,812
Activision Blizzard Inc	32,198	1,364,816	61,555
Adobe Systems Inc	3,597	355,286	35,132
Advanced Micro Devices Inc	63,829	386,261	54,797
Aetna Inc	28,615	14,740,768	182,115
Aflac Inc	81,748	12,705,341	939,285
AGCO Corp	32,731	1,599,085	155,145
Agilent Technologies Inc	125,742	8,608,943	793,432
Akamai Technologies Inc	70,610	5,446,527	62,226
Alleghany Corp	4,256	2,196,098	196,414
Alliant Energy Corp	7,452	693,547	48,103
Allied World Assurance Co Holdings AG	26,376	1,147,176	187,648
Allscripts Healthcare Solutions Inc	121,907	1,880,797	54,008
Alphabet Inc ‘A’	4,386	10,828,286	150,276
Altria Group Inc	99,920	17,036,727	479,616
Amazon.com Inc	4,415	3,301,580	1,123,560
AMC Networks Inc ‘A’	4,262	217,047	3,980
Amdocs Ltd	146,393	8,469,781	437,715
Ameren Corp	142,830	6,539,010	485,369
American Eagle Outfitters Inc	69,578	1,825,849	182,990
American Electric Power Co Inc	76,765	6,107,973	509,600
American Financial Group Inc	10,868	745,961	69,139
American International Group Inc	64,539	4,039,166	158,769
American Water Works Co Inc	39,785	2,668,905	308,605
Ameriprise Financial Inc	48,145	8,722,564	(256,613)
AmerisourceBergen Corp	26,083	16,170,548	(546,087)
Amgen Inc	12,677	13,716,223	68,202
Anadarko Petroleum Corp	6,390	365,807	39,063
Analog Devices Inc	31,117	1,821,039	184,452
ANSYS Inc	16,312	1,606,383	20,390
Antero Resources Corp	44,855	1,165,861	42,981
Anthem Inc	44,653	9,853,951	(618,646)
AO Smith Corp	88,122	7,993,710	2,173,662
Applied Materials Inc	245,280	6,249,725	1,145,467
Archer-Daniels-Midland Co	124,482	5,977,844	980,918
Arrow Electronics Inc	109,512	5,992,497	1,012,986
Assurant Inc	22,955	5,403,371	260,769
Assured Guaranty Ltd	229,262	8,407,729	559,399

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Automatic Data Processing Inc	9,231	$4,591,868	$31,293
Avery Dennison Corp	90,573	6,243,877	801,797
Avnet Inc	158,543	8,292,926	(435,993)
Avon Products Inc	80,299	3,605,633	130,887
Axis Capital Holdings Ltd	69,142	3,781,652	(25,167)
Baker Hughes Inc	29,394	1,419,348	64,167
Bank of America Corp	36,945	553,684	24,505
Baxter International Inc	136,173	5,861,313	910,856
Becton Dickinson & Co	4,257	663,709	101,402
Bed Bath & Beyond Inc	25,626	1,941,659	(220,384)
Belden Inc	16,196	901,521	215,841
Bemis Co Inc	120,097	6,765,929	779,427
Berry Plastics Group Inc	67,070	3,241,248	23,574
Best Buy Co Inc	149,096	8,028,269	1,249,424
Big Lots Inc	88,834	5,101,645	766,471
Biogen Inc	20,622	14,872,957	455,249
Booz Allen Hamilton Holding Corp	15,492	470,162	19,540
Boston Scientific Corp	74,150	1,758,354	6,416
Brinker International Inc	46,156	2,085,328	242,319
Broadridge Financial Solutions Inc	75,155	5,119,374	1,046,158
Brocade Communications Systems Inc	927,784	12,909,190	217,231
Bruker Corp	327,395	8,361,457	(924,523)
Brunswick Corp	99,846	4,921,925	528,935
Bunge Ltd	38,993	6,539,079	(163,175)
Burlington Stores Inc	24,730	1,836,092	167,532
BWX Technologies Inc	178,339	5,565,876	1,276,992
CA Inc	148,630	4,235,955	680,725
Cabot Corp	62,799	3,030,130	261,165
Cadence Design Systems Inc	109,065	2,316,589	467,840
Capital One Financial Corp	56,733	9,674,383	(144,669)
Cardinal Health Inc	44,582	6,329,953	(457,411)
Carlisle Cos Inc	100,937	9,485,287	867,821
Carnival Corp	34,010	3,526,365	(54,281)
Carpenter Technology Corp	21,540	743,919	144,822
Carter’s Inc	62,157	7,281,355	(161,608)
CDW Corp	47,679	3,568,502	137,428
Celanese Corp ‘A’	26,286	1,657,817	91,779
Celgene Corp	14,668	1,586,517	(53,271)
CenterPoint Energy Inc	88,962	2,052,736	13,851
CenturyLink Inc	98,387	2,718,359	(19,603)
Cerner Corp	32,622	1,771,016	243,392
CH Robinson Worldwide Inc	19,763	1,752,104	(40,582)
Charles River Laboratories International Inc	58,711	5,194,291	292,605
Chico’s FAS Inc	149,593	1,622,232	157,925
Church & Dwight Co Inc	46,572	2,018,405	213,325
Churchill Downs Inc	1,662	207,263	35,971
Cinemark Holdings Inc	9,604	338,555	29,086
Cintas Corp	49,609	4,490,607	1,095,367
Cisco Systems Inc	214,155	12,327,819	1,063,548
CIT Group Inc	24,591	3,258,428	(103,282)
Citigroup Inc	54,309	3,293,671	191,512
Citizens Financial Group Inc	39,637	898,645	80,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Citrix Systems Inc	64,549	$5,190,000	$506,258
CLARCOR Inc	5,823	365,026	13,469
Cognizant Technology Solutions Corp ‘A’	50,534	2,962,115	(551,137)
Colgate-Palmolive Co	39,874	3,216,800	317,928
Comcast Corp ‘A’	26,076	3,489,247	208,880
Comerica Inc	19,590	907,589	19,410
Commerce Bancshares Inc	16,820	681,062	147,492
Commercial Metals Co	162,553	2,364,024	267,709
Community Health Systems Inc	131,789	8,072,780	(614,482)
CommVault Systems Inc	4,085	214,217	2,819
Computer Sciences Corp	4,670	187,533	96,010
comScore Inc	36,713	1,030,278	153,362
ConAgra Foods Inc	32,395	1,471,279	54,849
ConocoPhillips	97,891	3,960,466	294,856
Consolidated Edison Inc	103,236	8,300,178	1,143,855
Convergys Corp	90,373	2,456,072	293,074
CoreLogic Inc	18,052	648,173	59,827
Corning Inc	94,685	6,232,132	526,449
CR Bard Inc	24,023	5,922,563	808,614
Crane Co	49,911	2,328,437	816,456
Cree Inc	18,220	808,259	(16,192)
Crown Holdings Inc	83,115	4,327,554	417,481
CSX Corp	172,803	6,049,038	791,552
Cummins Inc	38,995	6,828,673	1,506,879
Curtiss-Wright Corp	12,724	1,092,342	66,942
Dana Inc	231,699	3,014,533	597,655
Danaher Corp	37,483	4,209,757	(506,020)
Darden Restaurants Inc	54,653	5,512,133	160,133
Dean Foods Co	206,460	3,857,603	(213,029)
Deckers Outdoor Corp	20,973	4,885,595	93,632
Delta Air Lines Inc	33,098	11,510,396	3,318
Deluxe Corp	19,405	1,091,179	205,463
Denbury Resources Inc	450,178	1,390,427	220,127
DENTSPLY SIRONA Inc	11,213	2,629,445	(9,307)
DeVry Education Group Inc	84,717	1,655,463	415,695
Diamond Offshore Drilling Inc	80,181	1,598,188	(186,200)
Dick’s Sporting Goods Inc	41,301	2,209,942	847,910
Dillard’s Inc ‘A’	45,674	3,598,382	(168,544)
Discover Financial Services	76,136	7,098,043	203,283
Dolby Laboratories Inc ‘A’	19,224	958,468	85,203
Dollar General Corp	10,481	4,168,239	(47,756)
Domino’s Pizza Inc	12,761	1,641,097	542,087
Domtar Corp	81,450	3,567,061	4,887
Dover Corp	8,469	575,831	47,826
DR Horton Inc	102,916	3,425,052	439,838
Dr Pepper Snapple Group Inc	81,134	13,073,041	(139,550)
Dril-Quip Inc	32,045	1,861,813	52,108
DST Systems Inc	26,558	3,388,385	47,273
DTE Energy Co	52,178	7,011,996	667,851
Eaton Corp PLC	22,836	1,206,331	294,223
eBay Inc	312,980	12,997,108	1,517,953
Edgewell Personal Care Co	5,923	476,709	(5,712)
Edison International	41,275	2,998,046	468,471
Edwards Lifesciences Corp	20,713	7,059,574	819,613
Electronic Arts Inc	13,968	5,922,518	199,463
Emerson Electric Co	83,365	5,573,205	792,801
Endo International PLC	16,789	391,831	(53,533)
Energen Corp	45,657	2,045,675	589,647
Energizer Holdings Inc	62,754	2,632,044	503,146
Ensco PLC ‘A’	30,416	663,734	(12,569)
Entergy Corp	47,564	3,258,849	390,737
Equifax Inc	10,116	10,409,500	156,317
Esterline Technologies Corp	62,868	3,951,766	828,717
Euronet Worldwide Inc	3,491	243,770	41,898
Everest Re Group Ltd	3,123	572,329	20,947
Exelon Corp	64,460	2,454,346	145,985
Expeditors International of Washington Inc	22,949	1,349,566	119,564

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Express Scripts Holding Co	12,015	$2,133,704	$23,700
F5 Networks Inc	28,589	5,034,228	750,209
Facebook Inc ‘A’	22,219	3,160,780	379,479
FactSet Research Systems Inc	12,363	2,496,992	4,294
FedEx Corp	15,497	4,931,526	334,601
Fifth Third Bancorp	105,744	3,545,230	18,505
First Solar Inc	15,713	1,393,024	(146,088)
FirstEnergy Corp	87,832	2,937,444	(31,962)
Fiserv Inc	13,483	3,625,813	88,448
Flex Ltd	299,254	5,329,737	732,129
Fluor Corp	8,521	448,703	(11,405)
Foot Locker Inc	29,817	6,842,480	120,284
Fortinet Inc	43,619	1,344,623	363,795
Franklin Resources Inc	72,810	2,581,115	8,737
FTI Consulting Inc	80,628	3,154,463	438,320
GameStop Corp ‘A’	14,292	478,056	(58,939)
General Dynamics Corp	26,325	14,898,622	447,525
General Mills Inc	53,975	2,985,098	462,825
General Motors Co	249,078	19,770,190	(582,843)
Genpact Ltd	106,801	2,723,955	(166,071)
Gilead Sciences Inc	68,983	17,359,551	(661,976)
Graham Holdings Co ‘B’	4,561	2,626,267	(66,682)
Graphic Packaging Holding Co	274,542	3,552,197	288,646
Great Plains Energy Inc	78,612	2,293,524	(148,202)
Groupon Inc ‘A’	571,292	4,843,973	1,535,285
Hasbro Inc	8,193	1,749,014	1,473
HD Supply Holdings Inc	141,653	3,508,281	1,021,782
Herman Miller Inc	198,064	5,814,790	(150,160)
Hertz Global Holdings Inc	4,480	487,404	(35,936)
Hewlett Packard Enterprise Co	114,834	2,535,500	76,974
HollyFrontier Corp	29,961	2,311,882	(341,102)
Hologic Inc	77,039	2,821,571	271,152
Honeywell International Inc	5,785	659,365	15,108
Hormel Foods Corp	27,574	3,028,251	(50,047)
HP Inc	745,297	8,897,254	2,677,209
HSN Inc	33,455	1,553,931	(222,422)
Hubbell Inc	36,435	3,509,559	415,948
Huntington Ingalls Industries Inc	68,305	11,372,847	1,758,311
Huntsman Corp	435,595	6,035,468	1,882,859
IAC/InterActiveCorp	66,115	5,660,455	62,809
IDACORP Inc	2,807	216,008	3,724
Illinois Tool Works Inc	24,907	2,305,143	679,712
Ingersoll-Rand PLC	69,617	4,527,216	202,563
Ingredion Inc	41,760	4,098,157	1,458,429
Integrated Device Technology Inc	236,585	10,070,262	(167,559)
Intel Corp	96,430	5,016,047	265,793
InterDigital Inc	15,735	1,130,405	115,807
International Business Machines Corp	32,165	10,768,516	710,847
International Game Technology PLC	52,428	1,265,025	13,170
International Paper Co	52,504	10,156,534	441,440
Intrexon Corp	51,291	2,390,809	60,212
Intuit Inc	20,252	5,575,292	235,456
Intuitive Surgical Inc	2,400	1,541,802	197,790
Invesco Ltd	101,101	3,349,588	8,088
Ionis Pharmaceuticals Inc	9,903	1,792,738	134,407
ITT Inc	49,388	1,706,250	63,816
j2 Global Inc	27,729	1,672,264	174,765
Jabil Circuit Inc	153,879	3,318,344	39,296
Jack Henry & Associates Inc	16,372	1,345,748	54,877
Jack in the Box Inc	29,050	2,438,469	675,251
Jacobs Engineering Group Inc	53,209	2,925,187	538,475
Jazz Pharmaceuticals PLC	12,573	1,595,873	(68,505)
JetBlue Airways Corp	75,178	3,276,435	(293,538)
John Wiley & Sons Inc ‘A’	49,675	2,189,879	373,848

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Johnson & Johnson	61,428	$8,335,247	$890,092
JPMorgan Chase & Co	27,916	6,060,344	12,002
Juniper Networks Inc	131,315	3,709,778	(413,871)
Kate Spade & Co	52,795	1,007,488	(103,110)
KB Home	160,708	2,154,801	437,146
KBR Inc	125,291	1,822,663	72,990
Kellogg Co	9,532	692,749	45,695
Kennametal Inc	108,045	2,739,997	884,651
KeyCorp	105,016	1,258,215	19,829
Kimberly-Clark Corp	54,291	11,018,047	16,287
Kohl’s Corp	29,390	2,688,032	(44,183)
L-3 Communications Holdings Inc	48,830	6,087,182	1,478,734
Laboratory Corp of America Holdings	2,496	322,826	20,324
Lam Research Corp	38,841	3,333,961	750,212
Lancaster Colony Corp	21,294	2,283,865	528,859
Landstar System Inc	16,024	934,805	156,109
Lear Corp	59,725	8,620,105	32,110
Legg Mason Inc	15,002	2,476,335	(83,861)
Leggett & Platt Inc	7,870	1,285,589	18,101
Leidos Holdings Inc	27,160	1,125,678	49,807
Lennox International Inc	23,646	3,118,958	721,776
Level 3 Communications Inc	19,557	948,933	(41,879)
Lexmark International Inc ‘A’	24,653	859,521	125,613
Liberty Interactive Corp QVC Group ‘A’	82,063	2,844,577	(502,553)
Lincoln Electric Holdings Inc	41,502	2,091,701	507,154
Lincoln National Corp	87,282	10,112,199	(275,941)
Lowe’s Cos Inc	46,551	7,950,635	(125,222)
LyondellBasell Industries NV ‘A’	45,292	9,130,424	(168,243)
Macy’s Inc	35,356	4,671,852	90,158
Mallinckrodt PLC	35,321	3,230,906	74,756
Manhattan Associates Inc	24,753	1,571,396	(145,128)
ManpowerGroup Inc	79,170	12,549,037	(941,331)
Marathon Oil Corp	25,427	1,152,440	171,224
Marathon Petroleum Corp	61,938	4,286,700	(132,630)
Masco Corp	194,681	13,516,830	1,156,405
Maxim Integrated Products Inc	90,751	3,920,644	198,367
McDonald’s Corp	7,240	8,070,605	(15,494)
McKesson Corp	21,325	9,317,241	(481,021)
Medtronic PLC	3,910	304,589	33,235
Mentor Graphics Corp	214,597	4,223,498	1,728,129
Merck & Co Inc	66,697	9,521,613	650,296
Meredith Corp	9,234	500,079	(20,003)
MetLife Inc	60,787	12,291,597	(184,792)
Michael Kors Holdings Ltd	72,055	3,115,916	530,325
Micron Technology Inc	58,892	1,243,230	423,842
Microsoft Corp	56,916	7,933,608	95,852
Molina Healthcare Inc	32,037	4,537,302	(50,133)
Mondelez International Inc ‘A’	29,377	6,500,204	(13,513)
Morgan Stanley	65,270	6,226,899	5,344
Morningstar Inc	6,826	536,882	4,215
Motorola Solutions Inc	24,387	1,675,744	184,496
MSC Industrial Direct Co Inc ‘A’	18,585	1,368,785	(4,460)
MSCI Inc	74,653	7,707,727	992,016
Murphy USA Inc	50,700	3,668,651	451,230
Mylan NV	14,176	2,010,616	(43,284)
Nasdaq Inc	81,251	4,601,127	886,565
NCR Corp	26,338	2,231,476	150,143
NetApp Inc	54,518	4,448,845	409,975
NeuStar Inc ‘A’	58,778	1,458,861	104,046
Newmont Mining Corp	71,259	2,838,636	(38,870)
News Corp ‘A’	107,370	1,249,681	251,351
NIKE Inc ‘B’	31,716	15,455,161	(395,181)
NiSource Inc	96,197	2,113,911	355,378
Norfolk Southern Corp	39,603	3,394,498	449,369
Northrop Grumman Corp	19,828	17,210,084	449,580
NOW Inc	55,940	1,118,055	209,360
Nu Skin Enterprises Inc ‘A’	115,260	4,113,247	3,447,272

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nuance Communications Inc	209,448	$3,834,857	($797,861)
Nucor Corp	26,561	1,283,475	29,967
NVIDIA Corp	8,997	564,325	52,150
NVR Inc	292	482,967	(4,125)
Oceaneering International Inc	84,544	2,926,940	(601,096)
Office Depot Inc	461,334	1,669,411	(22,449)
Old Republic International Corp	40,974	738,323	(16,361)
Omnicom Group Inc	23,987	2,170,609	258,885
ON Semiconductor Corp	380,599	4,486,608	1,313,908
ONE Gas Inc	9,678	620,225	(21,738)
Oracle Corp	73,798	8,876,901	173,425
Orbital ATK Inc	15,134	2,152,600	(85,225)
Oshkosh Corp	12,994	728,909	(1,245)
Owens & Minor Inc	37,673	1,489,057	(180,674)
Owens Corning	167,305	11,665,010	1,089,156
Packaging Corp of America	9,381	1,350,287	256,264
Parker-Hannifin Corp	39,622	4,366,513	1,141,824
PepsiCo Inc	76,411	28,540,868	654,842
PerkinElmer Inc	22,292	1,203,283	47,522
Pfizer Inc	91,864	3,159,107	(47,673)
PG&E Corp	66,614	10,563,970	487,614
Philip Morris International Inc	5,215	2,791,856	42,450
Pilgrim’s Pride Corp	27,321	602,148	(25,128)
Pinnacle Foods Inc	8,588	1,619,753	74,630
Pinnacle West Capital Corp	75,333	4,790,425	934,129
Pitney Bowes Inc	99,452	6,935,950	(165,090)
Plantronics Inc	74,458	2,986,728	882,110
Pool Corp	3,697	370,948	(21,508)
Popular Inc	20,525	674,878	109,588
PPG Industries Inc	2,614	262,112	8,071
Prudential Financial Inc	23,397	1,739,478	170,887
Public Service Enterprise Group Inc	276,350	16,741,418	1,039,076
PVH Corp	34,975	3,248,729	1,303,015
QEP Resources Inc	87,020	2,323,165	476,165
Qorvo Inc	7,186	401,734	(1,186)
QUALCOMM Inc	72,055	3,403,285	1,532,482
Quanta Services Inc	207,624	4,677,495	1,806,639
Quest Diagnostics Inc	35,584	4,022,854	571,481
Quintiles Transnational Holdings Inc	91,838	7,357,155	1,061,152
Ralph Lauren Corp ‘A’	20,454	5,275,347	(237,471)
Raymond James Financial Inc	3,726	210,395	6,495
Raytheon Co	37,312	10,620,303	274,288
Red Hat Inc	15,908	1,185,973	99,871
Regal Beloit Corp	40,399	2,590,263	106,922
Regions Financial Corp	248,198	3,084,322	34,748
Reinsurance Group of America Inc	46,086	4,622,260	986,701
Reliance Steel & Aluminum Co	49,033	2,962,098	569,749
Republic Services Inc	62,906	2,873,627	299,981
ResMed Inc	13,705	963,165	105,520
Rice Energy Inc	28,094	712,406	21,129
Robert Half International Inc	138,684	7,850,602	(782,834)
Rockwell Automation Inc	26,697	5,801,560	595,877
Ross Stores Inc	22,681	5,229,860	236,790
Rowan Cos PLC ‘A’	89,695	2,200,853	12,045
RR Donnelley & Sons Co	125,968	1,811,846	168,371
Sally Beauty Holdings Inc	31,306	1,145,330	(125,534)
SCANA Corp	70,045	4,829,597	239,560
Science Applications International Corp	9,427	611,748	42,203
Scripps Networks Interactive Inc ‘A’	7,643	481,809	3,445
Sealed Air Corp	20,106	2,477,962	(80,000)
SEI Investments Co	10,393	1,770,600	(71,296)
Service Corp International	10,985	478,729	7,909
Silicon Laboratories Inc	14,424	750,595	97,537
Skechers U.S.A. Inc ‘A’	87,986	3,330,392	(585,700)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Snap-on Inc	19,073	$4,504,653	($352,660)
Sonoco Products Co	108,854	4,874,404	876,353
Southwestern Energy Co	73,878	992,034	30,437
Spirit AeroSystems Holdings Inc ‘A’	192,929	12,784,624	(752,423)
SPX Corp	41,825	415,394	467,465
Stanley Black & Decker Inc	41,141	5,167,808	583,732
Staples Inc	219,271	2,156,194	(146,119)
Steel Dynamics Inc	115,952	3,412,476	711,772
SunTrust Banks Inc	68,288	5,047,964	32,148
SUPERVALU Inc	624,661	7,070,598	(472,188)
Symantec Corp	82,852	1,568,049	531,824
Synaptics Inc	91,414	5,886,205	(140,591)
Synchrony Financial	134,595	3,867,238	(98,578)
SYNNEX Corp	46,330	4,297,748	988,968
Synopsys Inc	71,409	3,252,594	985,531
Sysco Corp	66,486	2,820,976	437,503
T Rowe Price Group Inc	30,454	2,162,539	(137,348)
Tableau Software Inc ‘A’	28,930	3,632,487	230,853
Target Corp	8,874	12,362,282	(32,390)
TCF Financial Corp	80,469	1,036,868	130,738
Tech Data Corp	75,277	5,615,889	1,293,133
TEGNA Inc	47,431	3,476,768	(98,574)
Teleflex Inc	1,206	208,972	(6,304)
Telephone & Data Systems Inc	87,291	2,407,004	106,662
Teradata Corp	124,448	3,408,639	449,249
Teradyne Inc	239,034	4,927,859	230,495
Tesoro Corp	57,064	8,307,248	(1,149,212)
Texas Instruments Inc	37,725	3,787,818	221,757
Textron Inc	76,139	2,778,087	248,438
The Allstate Corp	77,065	11,350,280	524,813
The Boeing Co	6,540	855,583	5,997
The Boston Beer Co Inc ‘A’	5,048	1,005,951	3,954
The Cheesecake Factory Inc	40,674	1,930,208	105,932
The Clorox Co	31,630	5,843,842	(194,841)
The Coca-Cola Co	49,055	6,044,525	(9,231)
The Dow Chemical Co	24,304	3,752,570	38,400
The Dun & Bradstreet Corp	24,201	4,359,043	787,640
The Estee Lauder Cos Inc ‘A’	50,817	7,278,822	(33,031)
The Gap Inc	20,390	3,765,787	(60,354)
The Hartford Financial Services Group Inc	37,946	3,506,204	(18,594)
The Home Depot Inc	10,712	3,587,963	15,657
The Interpublic Group of Cos Inc	186,179	6,158,077	(26,065)
The JM Smucker Co	3,879	589,650	(63,890)
The Michaels Cos Inc	15,674	452,356	(73,516)
The New York Times Co ‘A’	112,573	1,381,715	(36,468)
The PNC Financial Services Group Inc	56,527	7,992,798	(157,231)
The Priceline Group Inc	1,787	3,224,694	432,092
The Procter & Gamble Co	101,428	10,854,164	959,509
The Progressive Corp	86,084	2,709,924	1,722
The Sherwin-Williams Co	4,714	1,337,842	(33,667)
The Timken Co	76,779	2,302,401	395,613
The TJX Cos Inc	27,601	7,738,098	88,119
The Toro Co	4,534	213,602	(1,229)
The Travelers Cos Inc	40,995	12,331,252	52,474
Thor Industries Inc	53,022	2,880,817	1,610,146
Time Inc	31,358	548,451	17,136
Time Warner Inc	15,776	1,523,276	231,619
Torchmark Corp	8,068	1,780,053	42,933
Total System Services Inc	41,105	2,893,152	86,856
Trimble Navigation Ltd	24,311	621,837	72,486
Trinity Industries Inc	94,804	2,521,267	167,411
TripAdvisor Inc	12,247	761,867	11,898
Tupperware Brands Corp	8,087	461,768	66,879
Tyson Foods Inc ‘A’	110,847	6,482,662	1,933,094
UGI Corp	23,584	1,070,374	(3,434)
Union Pacific Corp	17,179	1,328,452	347,016

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Continental Holdings Inc	125,661	$5,740,529	$946,931
United Natural Foods Inc	45,076	1,682,072	226,973
United States Steel Corp	33,658	537,391	97,399
United Technologies Corp	23,551	2,440,245	(47,463)
United Therapeutics Corp	62,426	13,669,268	(1,830,551)
UnitedHealth Group Inc	13,934	11,380,741	289,549
Universal Health Services Inc ‘B’	25,134	4,499,998	178,451
Unum Group	95,990	5,399,438	215,018
Urban Outfitters Inc	124,432	3,566,848	1,011,953
US Bancorp	35,512	4,179,804	(33,381)
Valero Energy Corp	91,599	13,535,446	(1,557,355)
Validus Holdings Ltd	54,284	2,502,421	202,007
Vantiv Inc ‘A’	7,936	436,010	10,549
Varian Medical Systems Inc	13,374	2,379,859	281,924
VCA Inc	16,246	1,051,174	263,998
Vectren Corp	35,906	1,673,085	249,182
Veeva Systems Inc ‘A’	7,316	290,231	11,773
VeriFone Systems Inc	26,159	742,721	(330,978)
Verizon Communications Inc	38,206	1,817,606	168,342
Vishay Intertechnology Inc	156,903	1,865,441	345,323
Visteon Corp	26,630	1,898,163	10,143
VMware Inc ‘A’	13,521	2,219,912	221,000
Voya Financial Inc	21,181	5,538,254	(167,118)
VWR Corp	105,496	2,990,993	874
Waddell & Reed Financial Inc ‘A’	149,611	3,230,791	(513,856)
Wal-Mart Stores Inc	89,272	12,334,260	913,337
Waste Management Inc	77,008	4,102,986	807,044
Waters Corp	17,823	2,753,501	485,255
Watsco Inc	19,115	2,548,106	145,198
WebMD Health Corp	4,616	247,698	(18,283)
WellCare Health Plans Inc	73,215	7,256,804	1,315,940
Wells Fargo & Co	40,903	2,709,863	(174,072)
Werner Enterprises Inc	72,192	1,762,677	(82,769)
WESCO International Inc	7,825	507,882	160,273
West Pharmaceutical Services Inc	15,329	1,249,099	(107,089)
Western Refining Inc	59,303	6,047,496	(510,314)
Westlake Chemical Corp	64,168	3,231,269	201,719
Whirlpool Corp	12,691	2,781,009	115,034
Woodward Inc	4,895	295,533	10,306
World Fuel Services Corp	91,004	3,482,088	727,757
Worthington Industries Inc	42,095	1,654,288	367,535
WR Grace & Co	2,936	212,895	3,782
Wyndham Worldwide Corp	3,322	2,352,533	(16,411)
Xcel Energy Inc	51,708	2,183,090	245,096
Xerox Corp	463,966	6,843,512	(27,838)
Xilinx Inc	74,842	7,477,119	440,692
Xylem Inc	30,065	1,207,798	369,111
Yelp Inc	37,411	1,519,789	707,269
Yum! Brands Inc	32,278	3,669,746	618,635
Zynga Inc ‘A’	687,638	2,201,114	214,833

			110,994,232

Total Long Positions			112,511,997

Short Positions:

Bermuda

Arch Capital Group Ltd	18,987	1,327,761	(177,149)
RenaissanceRe Holdings Ltd	2,056	241,940	(5,109)

			(182,258)

Canada

Waste Connections Inc	37,357	2,360,203	(695,138)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Ireland

XL Group Ltd	81,947	$2,747,304	($8,574)

Panama

Copa Holdings SA ‘A’	3,549	1,084,970	(79,882)

Singapore

Broadcom Ltd	20,561	3,150,711	(569,825)

Sweden

Autoliv Inc	6,157	659,818	2,251

United Kingdom

Delphi Automotive PLC	66,018	5,146,825	(152,499)
Liberty Global PLC ‘A’	146,561	5,750,219	38,848
Noble Corp PLC	130,642	706,517	(121,753)
Pentair PLC	50,175	5,378,049	(916,030)

			(1,151,434)

United States

Abbott Laboratories	32,435	1,358,099	(13,577)
AbbVie Inc	8,839	808,871	(23,205)
Acadia Healthcare Co Inc	237,455	13,665,945	1,900,050
ACI Worldwide Inc	30,458	580,471	(9,805)
Acuity Brands Inc	21,042	5,151,305	(416,409)
Acxiom Corp	43,961	961,427	(210,134)
Advance Auto Parts Inc	24,860	5,344,209	75,006
AECOM	127,191	7,009,759	(75,194)
Agios Pharmaceuticals Inc	26,989	2,238,028	(397,627)
Air Lease Corp	157,156	4,453,241	(38,277)
Air Products & Chemicals Inc	15,570	2,959,302	(311,089)
Akorn Inc	98,762	13,049,021	472,442
Alaska Air Group Inc	3,334	220,302	724
Albemarle Corp	17,025	1,259,257	(583,580)
Alcoa Inc	186,078	3,597,672	(562,386)
Alexion Pharmaceuticals Inc	8,138	15,600,786	514,729
Align Technology Inc	6,476	6,969,122	(187,674)
Alkermes PLC	31,108	1,522,168	59,158
Allegheny Technologies Inc	117,154	2,082,771	(850,642)
Allegion PLC	41,646	3,268,540	(285,506)
Allergan PLC	18,558	4,404,686	130,593
Alliance Data Systems Corp	15,055	18,579,911	391,233
Ally Financial Inc	191,971	4,201,849	(475,599)
Alnylam Pharmaceuticals Inc	76,976	7,732,163	291,535
AMERCO	3,327	1,158,597	79,884
American Airlines Group Inc	111,174	3,491,529	(578,551)
American Express Co	16,873	1,103,294	22,747
AMETEK Inc	44,794	6,207,088	258,461
Amphenol Corp ‘A’	83,364	7,474,530	(1,016,207)
AmTrust Financial Services Inc	65,955	1,682,440	(87,133)
Aon PLC	36,868	7,104,842	(708,603)
Apache Corp	50,518	5,617,302	(1,056,837)
Apple Inc	3,826	739,166	(59,288)
AptarGroup Inc	14,097	1,089,612	(1,637)
Aqua America Inc	90,751	2,773,226	7,136
Arista Networks Inc	29,684	2,945,711	(507,489)
ARRIS International PLC	261,284	13,402,539	(159,665)
Arthur J Gallagher & Co	35,586	1,657,744	(341,981)
Artisan Partners Asset Management Inc ‘A’	50,314	1,499,479	130,938
Ascena Retail Group Inc	351,904	2,981,583	673,146
Ashland Global Holdings Inc	11,761	1,151,426	(212,262)
AT&T Inc	44,496	6,221,977	(292,784)
athenahealth Inc	10,388	1,989,653	179,619
Atmos Energy Corp	6,952	636,288	(75,677)
Autodesk Inc	50,369	3,565,386	(825,817)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
AutoNation Inc	59,977	$3,492,678	$50,126
AutoZone Inc	2,271	1,674,803	(70,098)
Avangrid Inc	13,097	545,445	(1,747)
Avis Budget Group Inc	195,332	13,328,176	(577,234)
Axalta Coating Systems Ltd	54,372	1,422,669	(114,427)
B/E Aerospace Inc	41,281	3,395,892	(406,618)
Ball Corp	166,145	12,453,096	(1,932,000)
Bank of Hawaii Corp	18,122	1,163,187	(152,833)
Bank of the Ozarks Inc	74,443	3,022,974	47,745
BankUnited Inc	59,671	2,171,941	369,877
BB&T Corp	51,355	1,727,905	(209,206)
Bio-Techne Corp	55,041	5,274,878	(1,156,029)
BioMarin Pharmaceutical Inc	33,952	3,442,431	(290,709)
Black Hills Corp	52,211	3,315,451	(355,245)
Black Knight Financial Services Inc ‘A’	41,166	1,263,837	(489,210)
BlackRock Inc	5,974	1,816,690	(348,646)
BorgWarner Inc	185,497	10,497,255	886,826
Bristol-Myers Squibb Co	58,274	3,695,947	498,338
Brookdale Senior Living Inc	443,261	8,076,215	341,311
Brown & Brown Inc	35,601	1,105,997	(236,517)
Brown-Forman Corp ‘B’	148,676	7,503,298	450,109
Buffalo Wild Wings Inc	4,646	1,137,607	58,480
Cabela’s Inc	75,940	6,593,425	(696,434)
Cable One Inc	2,261	945,081	(375,343)
Cabot Oil & Gas Corp	17,050	4,119,019	(178,172)
CalAtlantic Group Inc	129,685	4,430,499	(174,067)
Calpine Corp	38,122	741,952	3,437
Campbell Soup Co	12,570	2,019,958	(19,609)
CarMax Inc	117,855	10,099,948	447,849
Casey’s General Stores Inc	3,419	395,745	(15,048)
Catalent Inc	141,832	3,593,094	(71,845)
Caterpillar Inc	36,610	2,325,162	(924,707)
CBOE Holdings Inc	41,457	2,967,477	(8,422)
CBS Corp ‘B’	5,686	306,769	(4,482)
CDK Global Inc	40,947	5,836,826	(381,217)
CEB Inc	16,486	988,006	90,013
Centene Corp	40,681	2,859,227	135,227
CF Industries Holdings Inc	258,387	7,065,983	557,164
Cheniere Energy Inc	147,700	8,013,372	(817,152)
Chesapeake Energy Corp	344,369	1,614,195	(686,103)
Chevron Corp	6,676	5,106,003	(82,649)
Chicago Bridge & Iron Co NV	45,865	1,884,290	298,373
Chipotle Mexican Grill Inc	18,807	9,360,896	1,109,808
Chubb Ltd	3,124	401,329	8,798
Ciena Corp	110,477	4,950,760	(298,738)
Cimarex Energy Co	6,329	5,437,841	(244,489)
Cincinnati Financial Corp	19,296	1,212,991	(242,313)
Clean Harbors Inc	9,670	469,306	5,340
CME Group Inc ‘A’	25,155	3,797,280	(240,230)
CMS Energy Corp	116,390	5,205,537	(645,008)
CNO Financial Group Inc	120,145	1,973,402	138,787
Coach Inc	26,878	1,050,180	67,521
Cognex Corp	81,376	3,089,853	(1,364,450)
Colfax Corp	19,825	568,998	(224,809)
CommScope Holding Co Inc	107,844	3,985,470	(546,225)
Compass Minerals International Inc	53,874	3,888,509	(181,199)
Concho Resources Inc	38,194	5,052,081	(1,599,565)
CONSOL Energy Inc	26,781	542,903	(110,584)
Constellation Brands Inc ‘A’	1,291	10,132,789	(33,644)
Copart Inc	47,900	1,962,476	(654,247)
Core Laboratories NV	23,114	9,004,013	(192,861)
CoStar Group Inc	18,028	4,539,407	(211,969)
Costco Wholesale Corp	24,633	5,825,325	63,741
Covanta Holding Corp	408,156	6,209,850	(71,671)
CST Brands Inc	6,103	2,450,125	(44,001)
Cullen/Frost Bankers Inc	36,071	2,268,622	(424,978)
CVS Health Corp	28,832	2,926,317	360,557
Cypress Semiconductor Corp	226,506	6,262,038	(815,347)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
DaVita Inc	20,800	$7,408,936	$42,640
Deere & Co	41,093	3,639,834	(388,365)
Devon Energy Corp	5,238	207,819	(42,223)
DexCom Inc	77,454	6,091,412	(698,205)
Diebold Inc	193,835	5,329,317	524,147
Discovery Communications Inc ‘A’	80,512	7,429,116	(99,699)
DISH Network Corp ‘A’	29,405	3,700,964	45,840
Dollar Tree Inc	61,560	21,164,415	(144,666)
Dominion Resources Inc	187,869	26,934,251	(1,208,798)
Donaldson Co Inc	47,895	1,351,548	(436,372)
Duke Energy Corp	11,554	818,435	(106,347)
Dunkin’ Brands Group Inc	77,154	3,371,627	(646,553)
E*TRADE Financial Corp	22,262	6,990,899	18,477
Eagle Materials Inc	13,684	4,167,081	(363,256)
East West Bancorp Inc	22,639	957,403	126,326
Eastman Chemical Co	5,940	509,800	(30,140)
Ecolab Inc	29,875	8,250,753	(191,797)
Eli Lilly & Co	22,346	1,591,276	(202,214)
Envision Healthcare Holdings Inc	235,210	11,885,472	(30,121)
EOG Resources Inc	21,246	1,618,364	(660,275)
EQT Corp	10,482	2,828,089	(260,687)
Eversource Energy	51,860	7,408,116	(137,090)
Expedia Inc	2,573	278,742	(21,579)
Exxon Mobil Corp	17,812	7,639,222	(166,008)
Fastenal Co	66,407	2,930,814	156,329
Federated Investors Inc ‘B’	27,999	811,674	(100,276)
Fidelity National Information Services Inc	53,759	3,310,996	(830,060)
FireEye Inc	134,954	2,179,254	191,381
First Data Corp ‘A’	486,825	5,561,757	(844,860)
First Horizon National Corp	136,126	1,959,671	(113,528)
First Republic Bank	51,744	4,070,930	(659,285)
FleetCor Technologies Inc	15,181	9,627,759	(469,700)
Flowers Foods Inc	55,480	851,817	12,960
Flowserve Corp	17,129	1,277,693	(181,228)
FMC Corp	68,787	5,009,657	(779,145)
FNB Corp	50,290	606,940	(11,627)
FNF Group	128,661	4,223,621	(525,256)
Ford Motor Co	17,661	2,941,836	14,909
Fortune Brands Home & Security Inc	34,318	2,546,627	(235,075)
Fossil Group Inc	23,150	617,879	(24,996)
Freeport-McMoRan Inc	76,526	877,975	(5,127)
Frontier Communications Corp	1,334,795	6,738,848	698,445
Garmin Ltd	36,876	1,518,954	(264,484)
GATX Corp	88,804	3,814,485	(141,734)
General Electric Co	167,863	7,000,960	156,113
Genesee & Wyoming Inc ‘A’	77,106	5,012,864	(1,240,264)
Gentex Corp	228,158	4,086,707	(482,479)
Genworth Financial Inc ‘A’	686,633	4,114,908	(1,610,574)
Global Payments Inc	31,253	3,810,562	(145,810)
GoDaddy Inc ‘A’	31,854	999,383	(100,536)
Graco Inc	6,056	390,226	(57,918)
Granite Construction Inc	54,863	2,467,437	(261,449)
Guess? Inc	27,772	416,621	10,872
Guidewire Software Inc	11,708	723,234	20,988
H&R Block Inc	10,971	257,681	3,702
Halliburton Co	82,364	9,644,810	(881,295)
Halyard Health Inc	33,569	1,022,274	(141,227)
Hancock Holding Co	49,183	1,184,327	(410,678)
Hanesbrands Inc	138,235	3,935,637	445,203
Harley-Davidson Inc	123,599	8,216,016	(926,319)
Harman International Industries Inc	28,809	2,876,958	7,159
Harris Corp	74,825	6,316,915	(687,586)
HEICO Corp	20,732	1,424,694	(9,960)
Helmerich & Payne Inc	43,373	3,523,540	(672,281)
Henry Schein Inc	26,450	4,105,040	(205,781)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hess Corp	12,120	$690,131	$40,256
Hexcel Corp	128,549	8,338,171	217,248
Hilton Worldwide Holdings Inc	97,435	2,096,736	(137,449)
Huntington Bancshares Inc	233,139	2,592,506	293,755
IDEX Corp	11,657	850,741	(240,004)
IDEXX Laboratories Inc	25,970	11,424,467	(1,114,113)
IHS Markit Ltd	76,756	2,704,178	(178,009)
Illumina Inc	65,353	21,372,769	(70,526)
Incyte Corp	34,160	2,413,308	(822,579)
Intercontinental Exchange Inc	7,684	2,748,382	(102,256)
International Flavors & Fragrances Inc	17,406	2,044,678	(443,858)
IPG Photonics Corp	26,852	3,226,539	176,530
Janus Capital Group Inc	55,722	826,192	45,526
JB Hunt Transport Services Inc	46,868	4,461,859	(389,792)
JC Penney Co Inc	529,564	4,506,196	(390,000)
Johnson Controls International PLC	110,704	5,426,966	275,909
Juno Therapeutics Inc	10,362	774,799	66,729
Kansas City Southern	43,976	13,445,369	(1,028,400)
KAR Auction Services Inc	17,084	665,789	(71,556)
Keysight Technologies Inc	15,477	417,053	(73,413)
Kirby Corp	34,812	2,649,399	(119,380)
KLX Inc	112,684	5,434,994	(341,528)
Knowles Corp	240,042	3,092,504	(280,086)
Kosmos Energy Ltd	416,173	2,201,289	(466,380)
L Brands Inc	14,030	1,003,741	10,838
Laredo Petroleum Inc	86,784	1,249,695	(142,129)
Las Vegas Sands Corp	23,982	5,933,843	(249,861)
Lennar Corp ‘A’	109,843	6,981,426	690,012
Leucadia National Corp	198,772	5,160,837	(285,451)
Liberty Broadband Corp ‘C’	61,817	3,354,863	(1,141,342)
LifePoint Health Inc	26,751	1,545,651	(38,811)
Lions Gate Entertainment Corp	28,176	874,020	26,752
LivaNova PLC	18,005	1,101,752	19,471
Live Nation Entertainment Inc	94,712	2,332,032	(270,654)
LKQ Corp	18,470	692,500	(63,181)
Lockheed Martin Corp	24,963	5,544,904	(518,784)
Loews Corp	181,858	11,995,045	(781,416)
Louisiana-Pacific Corp	193,878	9,905,648	(366,429)
lululemon athletica Inc	19,260	1,193,471	(173,288)
M&T Bank Corp	27,306	6,204,443	235,924
Macquarie Infrastructure Corp	87,322	5,421,343	(1,847,341)
Manitowoc Foodservice Inc	139,461	2,040,423	(524,827)
Markel Corp	1,780	1,590,135	(63,075)
MarketAxess Holdings Inc	8,502	2,089,143	(375,553)
Marsh & McLennan Cos Inc	81,070	5,468,560	(929,873)
Martin Marietta Materials Inc	16,064	10,014,210	(584,248)
Mastercard Inc ‘A’	36,148	5,048,745	(88,201)
Mattel Inc	130,668	11,729,986	(448,191)
MAXIMUS Inc	68,551	3,586,150	(291,094)
McCormick & Co Inc	2,191	209,500	(9,425)
MDU Resources Group Inc	344,888	7,733,926	(2,963,937)
Mead Johnson Nutrition Co	23,789	2,041,512	161,943
MEDNAX Inc	96,386	6,673,916	288,344
Mercury General Corp	23,580	1,228,865	(64,498)
Mettler-Toledo International Inc	1,130	776,024	(99,180)
MGM Resorts International	43,779	9,108,957	(200,508)
Microchip Technology Inc	70,142	3,307,349	(1,146,709)
Microsemi Corp	75,594	2,523,831	(649,605)
Mohawk Industries Inc	11,130	2,968,732	(78,107)
Molson Coors Brewing Co ‘B’	21,821	2,547,786	(507,245)
Monster Beverage Corp	39,955	16,695,286	67,977
Moody’s Corp	27,541	2,979,801	(401,198)
Murphy Oil Corp	12,510	619,191	(67,997)
Nabors Industries Ltd	32,240	1,265,781	(55,643)
National Fuel Gas Co	32,982	6,094,492	(402,936)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
National Instruments Corp	61,857	$1,741,564	($15,175)
National Oilwell Varco Inc	39,822	2,109,671	(162,591)
Navient Corp	91,506	1,122,658	(201,433)
Netflix Inc	35,776	4,577,918	331,711
NetScout Systems Inc	288,121	6,521,125	(1,906,414)
Neurocrine Biosciences Inc	68,391	3,290,596	(172,724)
New Jersey Resources Corp	10,710	356,724	4,794
Newell Brands Inc	124,266	5,876,616	(1,129,819)
Newfield Exploration Co	24,157	1,670,467	(475,985)
NewMarket Corp	1,782	625,904	(139,144)
NextEra Energy Inc	29,655	3,066,624	(560,776)
Nielsen Holdings PLC	118,485	11,611,571	(867,310)
Noble Energy Inc	42,168	3,259,775	(190,598)
Nordson Corp	13,670	1,015,671	(542,270)
Northern Trust Corp	33,702	2,646,049	134,134
NorthStar Asset Management Group Inc	132,748	2,683,452	(323,075)
Norwegian Cruise Line Holdings Ltd	125,352	5,864,934	1,139,163
NRG Energy Inc	199,367	2,859,945	298,672
O’Reilly Automotive Inc	1,340	366,238	(9,110)
Occidental Petroleum Corp	55,923	6,120,570	(682,635)
OGE Energy Corp	114,777	5,141,148	(640,509)
Oil States International Inc	10,686	329,426	(7,931)
Old Dominion Freight Line Inc	20,723	1,324,296	(97,509)
Olin Corp	159,668	2,264,055	(1,012,332)
OneMain Holdings Inc	6,945	214,552	(396)
ONEOK Inc	62,821	3,274,314	(1,923,792)
Owens-Illinois Inc	174,728	2,941,736	(294,102)
PACCAR Inc	30,567	1,388,964	(407,764)
PacWest Bancorp	73,493	3,854,569	51,802
Palo Alto Networks Inc	61,017	13,103,882	177,330
Pandora Media Inc	441,664	7,300,413	(1,681,233)
Panera Bread Co ‘A’	7,476	1,486,257	30,530
PAREXEL International Corp	34,988	2,123,525	(306,392)
Parsley Energy Inc ‘A’	9,720	328,965	3,248
Patterson Cos Inc	73,082	3,308,696	(48,691)
Patterson-UTI Energy Inc	145,366	4,507,724	(1,152,191)
Paychex Inc	17,948	1,005,237	(33,414)
PayPal Holdings Inc	76,210	2,829,875	(452,841)
PBF Energy Inc ‘A’	66,411	1,517,497	13,951
Penske Automotive Group Inc	52,450	2,132,957	(501,787)
People’s United Financial Inc	186,109	3,026,132	81,888
Perrigo Co PLC	43,781	6,251,919	1,812,160
Platform Specialty Products Corp	497,542	8,260,184	629,218
Post Holdings Inc	6,811	7,055,767	(103,187)
PPL Corp	28,901	3,661,189	(18,786)
Praxair Inc	33,381	5,928,501	(597,854)
Premier Inc ‘A’	103,040	3,449,181	116,867
Prestige Brands Holdings Inc	35,627	1,891,908	172,193
Primerica Inc	26,603	1,702,650	(220,842)
Principal Financial Group Inc	12,833	580,437	(80,591)
Prosperity Bancshares Inc	28,503	1,354,514	(210,016)
PTC Inc	5,258	224,585	(8,397)
PulteGroup Inc	104,496	2,193,584	(338,908)
QIAGEN NV	114,281	3,292,563	(61,868)
Range Resources Corp	24,664	994,641	38,911
Regeneron Pharmaceuticals Inc	1,070	1,108,918	(34,911)
Restoration Hardware Holdings Inc	146,414	4,261,204	(801,792)
Rockwell Collins Inc	62,419	5,497,747	233,328
Rollins Inc	61,319	1,725,219	(70,201)
Roper Technologies Inc	29,437	8,635,403	62,701
Royal Caribbean Cruises Ltd	32,667	3,718,816	206,253
Royal Gold Inc	6,792	551,056	25,151
RPC Inc	107,112	2,002,138	(407,744)
RPM International Inc	9,479	1,802,829	(95,264)
Ryder System Inc	32,395	2,382,982	(216,939)
S&P Global Inc	2,187	235,518	(41,268)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sabre Corp	61,461	$2,549,227	($81,535)
salesforce.com Inc	25,166	4,660,311	178,679
Santander Consumer USA Holdings Inc	151,394	1,607,894	(233,057)
SBA Communications Corp ‘A’	70,106	14,153,016	(781,682)
Schlumberger Ltd	43,346	3,323,162	(408,803)
Seagate Technology PLC	11,616	612,327	(144,697)
Seattle Genetics Inc	86,776	5,837,322	(1,403,402)
Sempra Energy	70,920	12,588,272	(560,608)
Sensata Technologies Holding NV	211,986	21,531,686	208,161
ServiceMaster Global Holdings Inc	39,633	1,784,626	201,338
ServiceNow Inc	41,860	7,205,047	302,936
Signature Bank	9,864	4,586,546	357,570
Signet Jewelers Ltd	43,241	5,115,087	813,821
Silgan Holdings Inc	39,250	2,070,515	40,172
Sirius XM Holdings Inc	426,334	6,847,133	(63,950)
Six Flags Entertainment Corp	13,424	715,469	(4,192)
Skyworks Solutions Inc	13,066	990,234	(4,612)
SLM Corp	293,365	1,896,346	(295,091)
SM Energy Co	33,529	1,665,140	(132,663)
Snyder’s-Lance Inc	135,162	4,512,775	(25,965)
Sotheby’s	81,984	2,466,600	(762,317)
Spectrum Brands Holdings Inc	32,023	8,960,917	(1,238,326)
Spirit Airlines Inc	192,443	8,641,081	288,857
Splunk Inc	70,247	7,486,999	(560,931)
Sprouts Farmers Market Inc	156,422	17,564,510	667,418
SS&C Technologies Holdings Inc	185,099	5,493,754	(457,179)
Starbucks Corp	32,584	1,747,960	(16,138)
Stericycle Inc	80,692	9,876,817	3,062,961
STERIS PLC	52,406	4,123,597	(89,846)
Stifel Financial Corp	36,099	1,237,716	(150,291)
Stryker Corp	8,370	975,820	1,468
Superior Energy Services Inc	43,154	781,815	9,358
SVB Financial Group	19,661	3,161,691	198,413
Synovus Financial Corp	11,841	1,849,838	(2,960)
T-Mobile US Inc	28,707	1,350,206	9,015
Targa Resources Corp	34,761	2,167,954	(681,250)
Tempur Sealy International Inc	31,720	7,232,896	545,794
Tenet Healthcare Corp	153,546	6,919,730	641,625
The Charles Schwab Corp	138,227	18,298,046	226,692
The Cooper Cos Inc	26,571	4,294,723	(1,120,168)
The Goodyear Tire & Rubber Co	55,072	1,855,980	(307,048)
The Hain Celestial Group Inc	62,696	4,413,321	521,951
The Howard Hughes Corp	35,803	3,949,687	(149,756)
The Kroger Co	20,015	1,189,392	145,583
The Madison Square Garden Co ‘A’	7,208	1,278,272	57,164
The Middleby Corp	45,575	5,194,477	(964,358)
The Mosaic Co	122,835	3,265,152	260,608
The Southern Co	61,795	8,327,336	(295,998)
The Ultimate Software Group Inc	25,486	5,998,827	(155,854)
The Walt Disney Co	30,245	6,105,441	579,192
The Wendy’s Co	59,923	649,982	2,813
The Western Union Co	11,649	236,215	(6,317)
The Williams Cos Inc	39,782	1,055,692	(166,809)
Thermo Fisher Scientific Inc	8,301	3,604,693	(215,945)
Thomson Reuters Corp	9,135	357,094	(20,912)
Tiffany & Co	61,586	5,760,918	(23,842)
Tractor Supply Co	26,835	2,044,951	237,613
TransDigm Group Inc	42,428	14,153,822	(2,849,921)
Transocean Ltd	31,478	287,596	(47,959)
TreeHouse Foods Inc	46,976	5,993,110	(135,691)
TRI Pointe Group Inc	82,037	1,480,769	(234,168)
Triumph Group Inc	31,081	903,094	36,556
Twenty-First Century Fox Inc ‘A’	74,807	2,124,515	312,689
Twitter Inc	161,056	12,526,243	(521,963)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Tyler Technologies Inc	27,382	$3,625,133	($1,063,487)
Ulta Salon Cosmetics & Fragrance Inc	3,587	1,680,820	(164,909)
Under Armour Inc ‘A’	153,583	6,315,416	374,826
United Parcel Service Inc ‘B’	6,636	731,105	5,392
USG Corp	40,176	15,462,280	(17,841)
Valley National Bancorp	73,172	685,200	(26,763)
Verisk Analytics Inc	128,939	11,530,853	(652,250)
Vertex Pharmaceuticals Inc	24,175	6,189,062	282,620
VF Corp	39,003	2,259,175	73,056
Viacom Inc ‘B’	14,389	617,409	69,188
ViaSat Inc	31,268	2,279,906	(54,251)
Visa Inc ‘A’	100,604	15,365,939	(378,728)
Vista Outdoor Inc	38,079	1,705,242	187,413
Vulcan Materials Co	21,261	3,603,066	(526,745)
WABCO Holdings Inc	12,848	1,594,718	(204,797)
Wabtec Corp	20,517	1,647,193	(355,129)
Walgreens Boots Alliance Inc	28,135	7,474,765	76,527
Weatherford International PLC	1,080,131	7,857,895	1,110,839
Webster Financial Corp	42,974	1,531,029	(102,413)
WEC Energy Group Inc	158,077	15,414,682	(1,192,564)
Western Digital Corp	42,503	2,184,543	(300,607)
WestRock Co	136,426	6,722,419	(779,785)
WEX Inc	17,398	2,559,585	(375,797)
WGL Holdings Inc	30,337	2,061,839	159,709

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Whiting Petroleum Corp	146,455	$1,113,582	($166,435)
Whole Foods Market Inc	116,015	3,530,902	241,877
Williams-Sonoma Inc	9,165	534,864	66,716
Willis Towers Watson PLC	12,676	1,549,045	(133,947)
WisdomTree Investments Inc	598,189	10,921,515	1,799,501
Workday Inc ‘A’	54,939	8,379,764	(789,718)
WPX Energy Inc	37,728	519,441	(148,554)
WR Berkley Corp	4,699	265,355	(6,060)
WW Grainger Inc	1,311	285,540	(9,225)
Wynn Resorts Ltd	37,626	3,645,278	(1,049,422)
Yahoo! Inc	32,043	3,271,974	(422,285)
Zayo Group Holdings Inc	239,389	5,783,308	(1,328,940)
Zebra Technologies Corp ‘A’	38,353	6,324,701	(188,586)
Zillow Group Inc ‘C’	38,051	1,346,740	28,273
Zimmer Biomet Holdings Inc	15,887	2,041,156	(127,670)
Zions Bancorp	62,206	4,269,710	(202,792)
Zoetis Inc	59,839	2,579,979	(532,247)

			(79,890,471)

Total Short Positions			(82,575,331)

Total Long and Short Positions			29,936,666

Net Cash and Other Receivables (Payables) (3)			22,975

			$29,959,641

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	07/17/17- 09/18/17	$4,265,631

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

AGL Energy Ltd	364,570	$5,078,658	$63,828
Amcor Ltd	267,259	2,837,647	161,237
Ansell Ltd	136,793	3,148,361	456,147
Aristocrat Leisure Ltd	27,883	326,241	11,210
Aurizon Holdings Ltd	1,459,885	5,989,794	205,774
Boral Ltd	992,559	5,416,869	248,294
Caltex Australia Ltd	181,405	4,534,820	236,671
CIMIC Group Ltd	171,709	5,609,165	(874,652)
Coca-Cola Amatil Ltd	783,190	5,103,305	1,035,518
Cochlear Ltd	21,493	1,929,375	322,830
Flight Centre Travel Group Ltd	40,783	1,076,737	159,421
Fortescue Metals Group Ltd	627,745	2,525,494	898,950
Harvey Norman Holdings Ltd	365,268	1,599,604	198,539
Iluka Resources Ltd	149,590	1,515,166	(44,779)
Incitec Pivot Ltd	317,664	1,006,687	(102,168)
Newcrest Mining Ltd	152,674	3,050,222	(133,236)
Orica Ltd	56,732	525,967	117,509
Origin Energy Ltd	73,913	307,299	(6,089)
Qantas Airways Ltd	1,194,153	3,433,471	254,249
Santos Ltd	101,882	328,863	(43,552)
Tabcorp Holdings Ltd	817,187	3,180,490	439,921
Tatts Group Ltd	714,434	2,188,494	(69,843)
Telstra Corp Ltd	877,175	6,748,326	(94,303)
The Star Entertainment Group Ltd	927,869	4,136,709	340,866
TPG Telecom Ltd	25,294	801,647	(62,136)
Treasury Wine Estates Ltd	760,576	5,807,520	662,805
Woodside Petroleum Ltd	85,700	2,101,818	181,734

			4,564,745

Total Long Positions			4,564,745

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

ALS Ltd	626,935	$3,186,778	($392,325)
Alumina Ltd	1,665,474	1,709,511	(96,911)
AMP Ltd	553,985	2,173,520	(449)
APA Group	924,303	5,958,150	135,069
Australia & New Zealand Banking Group Ltd	71,183	2,979,305	(227,858)
Bank of Queensland Ltd	175,660	1,372,642	(110,741)
Bendigo & Adelaide Bank Ltd	29,830	402,745	(30,093)
Brambles Ltd	252,134	3,325,986	74,573
Challenger Ltd	195,839	1,332,368	(182,594)
Commonwealth Bank of Australia	58,701	4,715,117	29,663
Computershare Ltd	280,821	2,042,032	(108,332)
Crown Resorts Ltd	240,612	2,020,053	(325,968)
CSL Ltd	44,628	3,655,775	132,809
Domino’s Pizza Enterprises Ltd	5,706	325,981	18,619
Healthscope Ltd	1,879,961	3,868,224	(432,897)
Insurance Australia Group Ltd	932,870	3,898,315	124,298
LendLease Group	31,973	309,363	(24,687)
Magellan Financial Group Ltd	18,082	326,261	25,973
Medibank Pvt Ltd	680,189	1,899,473	328,468
National Australia Bank Ltd (ASE)	67,821	2,017,169	(135,812)
Platinum Asset Management Ltd	430,536	1,884,537	281,107
QBE Insurance Group Ltd	113,119	2,030,150	191,391
Ramsay Health Care Ltd	48,732	2,567,268	(301,130)
REA Group Ltd	49,283	2,048,595	(27,219)
SEEK Ltd	811,722	9,840,321	(113,983)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sonic Healthcare Ltd	130,301	$2,080,214	($59,773)
South32 Ltd	206,663	640,538	(131,196)
Suncorp Group Ltd	33,497	631,730	1,290
Sydney Airport	127,421	654,419	(2,284)
Transurban Group	325,599	3,274,636	104,985
Vocus Communications Ltd	269,213	1,740,541	498,635
Wesfarmers Ltd	25,720	759,451	(81,986)
Westpac Banking Corp	96,255	4,863,067	(36,671)

			(876,029)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Ireland

James Hardie Industries PLC	35,977	$534,732	($7,062)

Total Short Positions			(883,091)

Total Long and Short Positions			3,681,654

Net Cash and Other Receivables (Payables) (3)			583,977

			$4,265,631

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	07/17/17- 10/20/17	$5,039,950

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Germany

TUI AG	32,342	$438,196	$56,935

India

Vedanta Resources PLC	278,246	1,631,785	720,827

Ireland

Experian PLC	10,471	210,044	(152)

South Africa

Investec PLC	121,212	740,915	23,248
Mondi PLC	67,611	3,106,199	297,038

			320,286

Switzerland

Coca-Cola HBC AG	160,491	3,204,440	686,936
Glencore PLC	660,670	3,181,109	711,645
Wolseley PLC	17,494	869,619	184,844

			1,583,425

United Kingdom

Amec Foster Wheeler PLC	445,547	3,513,198	931,547
Anglo American PLC	147,034	2,163,186	600,759
ASOS PLC	58,993	2,906,604	1,120,200
Barclays PLC	306,193	691,282	28,639
Barratt Developments PLC	725,651	4,883,845	(9,350)
Bellway PLC	76,797	2,421,610	84,911
BP PLC	272,021	1,488,288	161,711
Britvic PLC	208,639	1,839,200	(78,119)
BT Group PLC	447,581	2,337,690	(30,779)
Burberry Group PLC	27,543	424,732	90,187
Centrica PLC	1,078,928	3,047,284	348,322
Close Brothers Group PLC	11,614	210,285	(3,593)
Compass Group PLC	66,465	2,036,838	214,654
Daily Mail & General Trust PLC ‘A’	77,768	665,328	138,034
DCC PLC	59,409	5,935,248	665,866
Direct Line Insurance Group PLC	176,268	850,883	42,619
Dixons Carphone PLC	280,820	1,239,589	99,166
Drax Group PLC	33,998	313,911	(6,588)
DS Smith PLC	40,600	616,824	9,731
G4S PLC	74,247	218,463	(954)
GKN PLC	340,363	1,297,456	204,559

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
GlaxoSmithKline PLC	51,058	$1,079,408	$11,663
Howden Joinery Group PLC	409,657	3,050,530	119,874
HSBC Holdings PLC	33,919	250,422	5,377
Imperial Brands PLC	121,297	6,285,706	640,731
Inchcape PLC	199,365	1,769,256	29,326
Indivior PLC	283,732	1,611,045	190,735
Intermediate Capital Group PLC	91,811	785,996	(74,513)
ITV PLC	95,377	264,638	(11,808)
John Wood Group PLC	401,699	3,970,908	676,443
Johnson Matthey PLC	17,572	735,613	16,369
Jupiter Fund Management PLC	40,657	231,074	(6,147)
Kingfisher PLC	799,287	3,932,631	286,218
Lloyds Banking Group PLC	652,812	479,990	(17,164)
Man Group PLC	1,072,572	2,535,118	(30,728)
Marks & Spencer Group PLC	392,105	2,569,592	(90,008)
Meggitt PLC	168,868	2,345,024	167,028
Micro Focus International PLC	26,103	709,074	33,603
National Grid PLC	186,141	4,400,065	313,641
Paysafe Group PLC	36,626	209,790	2,496
Pearson PLC	113,346	1,797,326	(49,646)
Persimmon PLC	243,171	6,148,473	(87,407)
Petrofac Ltd	199,816	2,674,281	438,605
Playtech PLC	42,590	460,193	79,784
Reckitt Benckiser Group PLC	20,268	1,890,515	38,763
Regus PLC	430,830	1,806,170	(202,766)
Rentokil Initial PLC	566,612	1,538,952	306,602
Rio Tinto PLC	12,535	1,632,966	108,649
Royal Mail PLC	1,132,766	7,926,249	(283,690)
Severn Trent PLC	147,879	4,636,823	370,915
Sky PLC	55,462	612,707	30,018
Smiths Group PLC	288,271	4,475,518	1,462,888
Sports Direct International PLC	170,665	1,443,162	(35,360)
SSE PLC	111,380	2,274,100	95,857
Stagecoach Group PLC	468,687	1,687,201	(112,465)
Tate & Lyle PLC	144,649	1,310,962	140,069
Taylor Wimpey PLC	1,707,480	4,169,238	(425,261)
The Sage Group PLC	134,950	1,239,107	66,124
Thomas Cook Group PLC	1,167,666	1,377,724	122,282
William Hill PLC	690,845	3,627,481	224,460
Wm Morrison Supermarkets PLC	957,844	2,331,784	486,903
WPP PLC	148,272	4,371,798	612,791

			10,262,773

Total Long Positions			12,944,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

BHP Billiton PLC	99,766	$1,288,151	($216,494)

Chile

Antofagasta PLC	435,823	3,646,272	(493,085)

Jordan

Hikma Pharmaceuticals PLC	28,550	787,686	39,276

Netherlands

Royal Dutch Shell PLC ‘A’	109,355	2,563,823	(165,276)

United Kingdom

Aberdeen Asset Management PLC	319,412	1,520,271	(322,696)
Admiral Group PLC	195,438	5,036,763	(559,031)
Aggreko PLC	124,612	1,822,583	220,299
Ashtead Group PLC	287,809	7,008,953	(1,053,598)
Associated British Foods PLC	103,807	4,132,260	299,231
AstraZeneca PLC	30,071	1,778,776	(233,023)
Auto Trader Group PLC ~	65,531	329,946	(32,257)
Aviva PLC	512,288	2,917,346	(234,352)
Babcock International Group PLC	86,147	1,826,240	(63,540)
BAE Systems PLC	70,803	862,072	6,854
Balfour Beatty PLC	519,366	1,591,785	(370,068)
Berkeley Group Holdings PLC	37,877	1,266,368	(3,479)
Booker Group PLC	593,991	1,384,019	(62,457)
BP PLC	3,425	-	(19,963)
British American Tobacco PLC	98,697	5,669,121	(1,085,352)
BTG PLC	296,988	2,682,215	75,670
Bunzl PLC	74,680	2,104,204	(248,247)
Capita PLC	379,102	5,242,932	1,569,241
Cobham PLC	579,576	1,566,559	(198,813)
Croda International PLC	8,332	337,550	(65,813)
Diageo PLC	16,897	1,615,546	(101,160)
easyJet PLC	215,825	4,964,403	881,438
Essentra PLC	96,383	705,621	41,501
Halma PLC	211,473	2,799,707	(217,023)
Hargreaves Lansdown PLC	423,458	7,150,040	(402,855)
Hays PLC	447,165	698,732	(67,049)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Henderson Group PLC	90,939	$295,394	$24,331
Hiscox Ltd	15,603	203,064	(6,607)
ICAP PLC	80,628	432,472	(68,058)
IMI PLC	25,918	360,547	775
Inmarsat PLC	142,692	1,384,307	13,821
International Consolidated Airlines Group SA	65,640	2,767,922	64,833
Intertek Group PLC	7,166	1,499,341	(22,022)
J Sainsbury PLC	308,609	994,370	(55,684)
Just Eat PLC	38,983	295,876	27,522
Legal & General Group PLC	1,184,535	3,534,148	(97,268)
Merlin Entertainments PLC ~	181,344	1,071,468	6,329
Next PLC	18,617	1,297,238	122,245
Old Mutual PLC	1,950,809	4,899,813	(769,485)
Pennon Group PLC	90,077	1,038,205	(1,377)
Provident Financial PLC	66,984	2,426,806	(343,704)
Prudential PLC	268,345	4,510,511	(596,663)
Rolls-Royce Holdings PLC	488,478	4,519,437	(758,506)
Rotork PLC	292,447	757,497	(55,787)
Royal Bank of Scotland Group PLC	1,073,595	2,803,980	222,314
RSA Insurance Group PLC	405,949	2,575,125	(500,861)
Schroders PLC	43,151	1,455,665	(150,436)
Serco Group PLC	386,016	1,249,100	(121,958)
Smith & Nephew PLC	14,999	240,502	(2,212)
Spectris PLC	14,355	341,658	(42,080)
St James’s Place PLC	502,328	5,866,162	(923,205)
Standard Chartered PLC	277,079	2,178,766	(486,775)
Standard Life PLC	636,194	4,439,372	(352,101)
Tesco PLC	2,488,981	5,194,889	(1,090,984)
The Weir Group PLC	22,015	444,837	(38,178)
Travis Perkins PLC	49,192	1,000,898	8,297
Vodafone Group PLC	462,581	1,322,038	(9,031)
Whitbread PLC	19,996	1,046,269	15,082
Worldpay Group PLC ~	419,141	1,572,108	(162,530)

			(8,396,505)

United States

Shire PLC	57,418	3,381,411	(526,109)

Total Short Positions			(9,758,193)

Total Long and Short Positions			3,185,901

Net Cash and Other Receivables (Payables) (3)			1,854,049

			$5,039,950

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	07/17/17- 10/23/17	($1,871,485)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	253,000	$834,251	$110,588
Cheung Kong Property Holdings Ltd	48,000	350,909	2,111
CLP Holdings Ltd	561,500	7,010,824	378,860
Hang Seng Bank Ltd	12,900	220,572	10,872
Henderson Land Development Co Ltd	158,560	1,053,877	99,772
HKT Trust & HKT Ltd	1,067,000	1,554,512	(52,711)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Kerry Properties Ltd	981,000	$2,571,819	$819,802
Li & Fung Ltd	3,592,000	1,888,289	147,622
New World Development Co Ltd	2,836,000	3,240,820	1,042,389
Power Assets Holdings Ltd	278,000	3,879,111	130,162
Sino Land Co Ltd	1,342,000	2,327,013	322,584
SJM Holdings Ltd	927,000	572,145	114,498
Sun Hung Kai Properties Ltd	70,000	999,183	65,081
Techtronic Industries Co Ltd	138,500	539,841	2,394
The Wharf Holdings Ltd	82,000	496,304	105,062
VTech Holdings Ltd	79,000	861,180	41,852
WH Group Ltd ~	6,459,000	6,674,881	332,304

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Wheelock & Co Ltd	377,000	$1,755,724	$482,851
Xinyi Glass Holdings Ltd	984,000	907,978	(13,429)
Yue Yuen Industrial Holdings Ltd	913,000	3,658,952	270,417

			4,413,081

Total Long Positions			4,413,081

Short Positions:

Hong Kong

AIA Group Ltd	460,200	4,133,119	(438,082)
ASM Pacific Technology Ltd	80,700	604,257	(63,672)
Cathay Pacific Airways Ltd	1,556,361	2,405,412	230,682
Galaxy Entertainment Group Ltd	558,885	2,531,384	(463,528)
Haitong International Securities Group Ltd	1,340,259	765,286	(133,946)
Hang Lung Properties Ltd	1,577,129	3,042,415	(533,605)
Hong Kong & China Gas Co Ltd	5,060,805	9,535,318	(879,413)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hysan Development Co Ltd	104,000	$454,687	($34,458)
MTR Corp Ltd	618,625	2,911,800	(505,168)
Sands China Ltd	418,000	1,416,051	(415,489)
Value Partners Group Ltd	1,566,724	1,443,673	(178,874)

			(3,415,553)

Macau

MGM China Holdings Ltd	2,585,803	4,066,782	(1,094,424)
Wynn Macau Ltd	2,492,030	4,376,490	(464,944)

			(1,559,368)

United States

Samsonite International SA	239,608	856,153	(71,333)

Total Short Positions			(5,046,254)

Total Long and Short Positions			(633,173)

Net Cash and Other Receivables (Payables) (3)			(1,238,312)

			($1,871,485)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	07/17/17	($270,763)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	5,155,494	$3,337,666	($460,435)

Singapore

City Developments Ltd	99,700	805,972	34,434
ComfortDelGro Corp Ltd	851,700	1,665,072	106,669
Genting Singapore PLC	4,629,100	2,513,158	63,526
Global Logistic Properties Ltd	165,300	217,677	11,639
SATS Ltd	646,400	2,018,519	360,483
Singapore Airlines Ltd	413,700	3,320,273	(4,397)
StarHub Ltd	493,400	1,356,098	(96,833)
Wilmar International Ltd	456,200	1,226,514	(20,849)

			454,672

Total Long Positions			(5,763)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

CapitaLand Ltd	1,111,100	$2,487,539	($158,555)
Golden Agri-Resources Ltd	1,216,800	327,652	7,526
Keppel Corp Ltd	1,599,514	6,394,875	(120,310)
Oversea-Chinese Banking Corp Ltd	108,700	860,401	(20,810)
Singapore Post Ltd	2,432,500	2,755,657	123,150
Singapore Telecommunications Ltd	947,500	2,791,592	(3,577)

			(172,576)

Total Short Positions			(172,576)

Total Long and Short Positions			(178,339)

Net Cash and Other Receivables (Payables) (3)			(92,424)

			($270,763)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	07/17/17	($98,909)

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

Hutchison Port Holdings Trust	1,679,600	$759,717	$9,920

Total Short Position			9,920

Net Cash and Other Receivables (Payables) (3)			(108,829)

			($98,909)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/03/17	($358,071)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Agnico Eagle Mines Ltd	10,997	$1,348,647	($33,595)
Air Canada	539,377	4,839,732	522,130
Alimentation Couche-Tard Inc ‘B’	77,470	4,128,792	506,645
Bank of Montreal	16,232	3,009,924	52,335
Barrick Gold Corp	138,568	5,154,596	(267,860)
BCE Inc	34,160	3,132,678	45,566
CAE Inc	79,395	1,031,307	111,766
Canadian Imperial Bank of Commerce	22,094	3,079,615	6,568
Canadian Tire Corp Ltd ‘A’	29,137	4,175,586	(117,485)
Canfor Corp	88,747	1,665,514	57,498
CCL Industries Inc ‘B’	8,710	2,062,202	151,767
CGI Group Inc ‘A’	29,631	2,788,748	116,767
CI Financial Corp	19,218	551,216	(38,232)
Constellation Software Inc	4,355	3,825,176	335,534
Dollarama Inc	50,976	3,675,212	465,096
Eldorado Gold Corp	74,540	450,189	(19,043)
Empire Co Ltd ‘A’	140,553	2,780,111	(137,130)
Encana Corp	123,039	1,254,826	218,234
Enerplus Corp	209,303	1,676,006	208,427
Finning International Inc	37,663	1,147,738	60,286
First Quantum Minerals Ltd	138,698	1,278,256	(8,010)
George Weston Ltd	31,531	2,845,166	9,381
IGM Financial Inc	9,898	433,061	(30,782)
Industrial Alliance Insurance & Financial Services Inc	38,622	1,272,315	168,015
Intact Financial Corp	12,394	1,067,549	18,800
Kinross Gold Corp	544,250	5,428,783	(624,854)
Linamar Corp	77,355	3,832,978	26,533
Loblaw Cos Ltd	19,588	2,121,441	(25,996)
Lundin Mining Corp	376,440	1,529,497	122,383
Magna International Inc	54,379	6,212,779	150,045
Metro Inc	101,960	3,976,149	83,934
Open Text Corp	34,291	2,845,880	382,360

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Quebecor Inc ‘B’	9,728	$260,199	$46,788
Ritchie Bros Auctioneers Inc	31,824	1,976,571	241,842
Saputo Inc	61,557	1,896,911	288,524
Shaw Communications Inc ‘B’	20,805	1,615,962	57,565
SNC-Lavalin Group Inc	7,948	976,070	26,171
Suncor Energy Inc	13,433	916,156	(4,198)
Teck Resources Ltd ‘B’	39,754	782,141	177,433
The Bank of Nova Scotia	6,169	2,009,556	17,492
The Toronto-Dominion Bank	7,231	2,555,842	15,099
Tourmaline Oil Corp	13,782	373,702	5,399
TransAlta Corp	50,592	435,322	(8,725)
Yamana Gold Inc	416,645	3,018,054	(324,692)

			3,055,781

Total Long Positions			3,055,781

Short Positions:

Canada

AltaGas Ltd	81,002	1,969,045	(200,043)
BlackBerry Ltd	47,333	387,329	3,985
Bombardier Inc ‘B’	872,789	1,325,250	105,868
Brookfield Asset Management Inc ‘A’	9,395	307,366	(20,738)
Cameco Corp	50,844	472,971	35,879
Canadian National Railway Co	71,294	4,449,572	(351,528)
Canadian Natural Resources Ltd	18,615	1,649,007	(60,444)
Canadian Pacific Railway Ltd	5,825	2,236,940	(85,070)
Canadian Utilities Ltd ‘A’	109,159	3,138,818	(74,606)
Cenovus Energy Inc	92,763	3,144,354	74,949
DH Corp	51,604	1,280,671	127,902
Enbridge Inc	126,914	8,057,228	(535,923)
Fairfax Financial Holdings Ltd	386	218,258	(11,274)
Fortis Inc	14,850	2,383,344	(27,447)
Franco-Nevada Corp	16,559	1,161,286	12,837
Gildan Activewear Inc	216,251	6,711,353	382,410
Goldcorp Inc	18,064	279,641	(16,419)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hudson’s Bay Co	62,582	$1,517,041	($23,165)
Imperial Oil Ltd	60,856	3,712,931	26,440
Inter Pipeline Ltd	25,412	1,399,642	(16,852)
Keyera Corp	25,858	945,530	(39,616)
Manulife Financial Corp	157,198	2,188,166	(89,863)
Methanex Corp	128,151	4,557,693	(325,688)
Onex Corp	6,769	413,973	(25,940)
Pembina Pipeline Corp	95,857	4,549,925	(167,318)
Potash Corp of Saskatchewan Inc	252,650	4,285,322	61,609
Power Financial Corp	70,094	1,641,205	(10,613)
PrairieSky Royalty Ltd	65,451	1,355,070	(38,575)
Precision Drilling Corp	233,106	3,207,069	183,009
Restaurant Brands International Inc	51,787	3,012,745	(170,919)
Rogers Communications Inc ‘B’	89,912	3,711,437	(470,137)
Royal Bank of Canada	6,430	386,932	(18,012)
Silver Wheaton Corp	56,819	3,802,967	(396,276)
Sun Life Financial Inc	26,458	851,014	(23,016)
TransCanada Corp	33,661	5,217,640	(261,960)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Veresen Inc	34,235	$376,752	($80,134)
Waste Connections Inc	2,803	212,386	4,874
Whitecap Resources Inc	59,717	447,866	(70,552)
WSP Global Inc	38,380	1,225,653	(10,443)

			(2,602,809)

United States

Thomson Reuters Corp	13,759	573,663	(1,603)
Valeant Pharmaceuticals International Inc	41,382	1,661,780	52,088

			50,485

Total Short Positions			(2,552,324)

Total Long and Short Positions			503,457

Net Cash and Other Receivables (Payables) (3)			(861,528)

			($358,071)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/03/17	($60,003)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

ABB Ltd	315,339	$6,655,411	$417,237
Actelion Ltd	32,719	9,127,383	361,609
Adecco Group AG	72,444	5,804,178	(614,607)
Baloise Holding AG	10,978	1,622,686	(41,460)
Clariant AG	46,917	819,201	(79)
Flughafen Zuerich AG	23,845	4,320,733	339,260
Galenica AG	1,169	2,235,905	(486,957)
GAM Holding AG	26,510	346,601	(90,736)
Geberit AG	2,151	1,343,756	92,454
Georg Fischer AG	2,191	1,785,610	144,716
Givaudan SA	534	1,349,686	32,769
Kuehne + Nagel International AG	4,584	667,554	7,004
Lonza Group AG	20,772	3,516,494	503,401
SGS SA	684	1,537,882	(7,820)
Sika AG	118	569,865	(413)
Straumann Holding AG	2,886	1,089,509	38,114
Swiss Life Holding AG	15,037	3,964,200	(14,985)
Swiss Re AG	42,319	5,311,395	(218,050)
Temenos Group AG	7,759	479,644	5,040

			466,497

Total Long Positions			466,497

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Austria

ams AG	74,192	$2,384,931	($35,683)

Switzerland

Aryzta AG	57,055	2,681,865	(365,782)
Barry Callebaut AG	783	923,961	(129,707)
Chocoladefabriken Lindt & Spruengli AG	345	2,081,872	81,714
Cie Financiere Richemont SA ‘A’	98,353	7,042,046	491,063
Credit Suisse Group AG	493,289	6,635,966	169,453
Dufry AG	40,787	5,765,455	293,975
Julius Baer Group Ltd	69,363	2,937,827	78,079
LafargeHolcim Ltd	74,962	4,449,123	(332,050)
Novartis AG	27,171	2,115,786	(55,127)
OC Oerlikon Corp AG	63,533	635,794	(7,071)
Swisscom AG	2,688	1,368,010	74,744
The Swatch Group AG	15,589	4,149,397	(239,505)
Zurich Insurance Group AG	1,149	298,748	2,766

			62,552

Total Short Positions			26,869

Total Long and Short Positions			493,366

Net Cash and Other Receivables (Payables) (3)			(553,369)

			($60,003)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/03/17	$19,431,888

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	90,860	$3,725,199	($442,773)
bpost SA	76,858	1,913,160	153,141
Proximus SADP	109,352	4,505,545	(778,134)
Solvay SA	3,274	551,387	(107,132)
Umicore SA	3,601	213,378	11,214

			(1,163,684)

Finland

Amer Sports OYJ	19,969	724,677	55,626
Cargotec OYJ ‘B’	43,117	1,499,424	460,761
Elisa OYJ	39,865	1,342,234	157,071
Fortum OYJ	32,983	488,490	41,053
Huhtamaki OYJ	14,826	655,457	33,500
Kesko OYJ ‘B’	68,977	2,949,884	460,862
Kone OYJ ‘B’	4,256	211,104	3,465
Neste OYJ	106,817	3,415,585	1,177,682
Orion OYJ ‘B’	49,048	1,750,564	259,372
Stora Enso OYJ ‘R’	24,351	212,209	2,604
UPM-Kymmene OYJ	37,156	746,471	32,775

			2,684,771

France

Air France-KLM	249,594	1,884,889	(532,216)
Arkema SA	15,738	1,336,474	107,143
Atos SE	50,300	4,313,415	1,050,116
BioMerieux	1,078	352,204	23,370
BNP Paribas SA	29,099	1,378,074	104,823
Capgemini SA	22,147	2,463,926	141,234
Christian Dior SE	2,336	469,249	(24,944)
Cie de Saint-Gobain	84,392	3,610,865	32,547
Cie Generale des Etablissements Michelin	47,740	5,238,088	189,800
CNP Assurances	117,168	1,736,783	230,866
Dassault Systemes	4,219	386,015	47,736
Eiffage SA	37,430	2,381,006	503,534
Elior Group ~	18,293	401,459	12,094
Engie SA	28,744	1,550,086	(2,328)
Faurecia	58,660	2,252,921	133,841
Ipsen SA	18,684	1,125,708	185,527
Lagardere SCA	56,752	1,466,123	(30,306)
Orange SA	208,946	4,673,189	(160,711)
Peugeot SA	357,567	5,947,223	(537,239)
Publicis Groupe SA	27,836	2,481,443	(193,047)
Renault SA	32,318	2,509,197	123,989
Rexel SA	34,114	532,857	56,438
Safran SA	28,351	2,595,349	(114,644)
Sanofi	23,492	2,567,849	(569,805)
Schneider Electric SE	8,406	556,051	24,764
SCOR SE	47,379	1,669,127	(211,535)
SEB SA	9,633	1,057,490	297,843
Societe BIC SA	9,569	1,521,643	(123,843)
Sodexo SA	20,729	2,342,185	355,539
Suez	69,037	1,237,346	13,255
Technip SA	50,424	2,751,799	333,084
Teleperformance	51,570	4,295,653	1,161,366
Television Francaise 1	7,262	106,435	(2,965)
Thales SA	78,591	5,897,199	1,467,184
Valeo SA	50,154	2,755,760	379,572
Veolia Environnement SA	163,009	3,827,913	130,677

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Vinci SA	5,160	$381,769	$10,671
Vivendi SA	18,042	497,923	(83,694)

			4,529,736

Germany

Allianz SE	12,534	5,066,153	(224,688)
Aurubis AG	60,599	3,418,167	122,706
Bayer AG	12,255	1,202,370	9,872
Brenntag AG	18,110	1,072,856	(90,637)
Covestro AG ~	65,039	2,947,697	882,474
Deutsche Post AG	28,834	807,491	88,142
Evonik Industries AG	78,710	2,586,600	62,547
Fraport AG Frankfurt Airport Services Worldwide	10,790	727,979	62
Freenet AG	162,264	5,496,923	(667,218)
Hannover Rueck SE	15,619	1,659,349	60,692
HeidelbergCement AG	23,982	2,119,699	137,997
Henkel AG & Co KGaA	9,367	1,245,877	20,157
HOCHTIEF AG	56,657	5,177,444	2,883,201
HUGO BOSS AG	14,049	1,497,365	(170,241)
Infineon Technologies AG	54,202	890,469	69,729
KION Group AG	46,896	2,186,507	822,501
Krones AG	3,372	450,163	(37,242)
Linde AG	2,328	371,501	21,444
METRO AG	14,481	420,508	7,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,636	4,399,082	(168,687)
OSRAM Licht AG	108,973	5,339,103	1,187,737
Rheinmetall AG	66,273	4,554,621	35,677
Salzgitter AG	21,430	674,294	30,682
Siemens AG	32,738	3,817,495	(5,665)
Software AG	75,002	2,600,311	548,295
STADA Arzneimittel AG	60,240	3,043,251	287,008
Suedzucker AG	75,401	1,951,528	379,405
Talanx AG	34,892	1,056,236	8,622
thyssenkrupp AG	21,971	465,768	58,240
Uniper SE	40,100	-	491,230

			6,851,593

Italy

A2A SPA	3,196,306	3,997,951	509,450
Assicurazioni Generali SPA	24,341	549,981	25,448
Atlantia SPA	36,394	1,284,789	(87,581)
Autogrill SPA	236,817	2,300,887	(278,880)
Banca Popolare dell’Emilia Romagna SC	200,661	739,109	3,396
Buzzi Unicem SPA	14,248	285,378	4,753
Davide Campari-Milano SPA	41,489	631,172	77,361
DiaSorin SPA	3,658	225,750	7,768
Enel SPA	1,174,674	5,046,994	161,716
FinecoBank Banca Fineco SPA	49,570	579,030	(84,784)
Hera SPA	377,748	1,092,498	(65,266)
Leonardo-Finmeccanica SPA	127,497	2,082,035	3,121
Mediaset SPA	70,330	217,835	3,856
Mediobanca SPA	137,373	1,205,057	(246,664)
Moncler SPA	104,325	2,001,046	(120,424)
Poste Italiane SPA ~	469,492	3,527,005	(98,142)
Prysmian SPA	187,969	4,822,409	730,112
Recordati SPA	95,701	2,540,642	659,494
Snam SPA	630,417	3,567,505	(85,294)
Unipol Gruppo Finanziario SPA	156,340	1,137,352	(225,190)

			894,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Luxembourg

APERAM SA	10,248	$382,040	$76,076

Netherlands

ABN AMRO Group NV CVA	26,524	477,727	69,476
Akzo Nobel NV	3,890	322,099	(29,789)
ASM International NV	28,914	1,180,614	(1,466)
ASML Holding NV	6,954	706,733	50,357
Boskalis Westminster	77,046	4,489,124	(1,268,397)
Delta Lloyd NV	708,132	2,707,319	533,883
Fugro NV CVA	85,750	1,537,758	242,023
Heineken NV	8,034	670,477	10,057
Koninklijke Ahold Delhaize NV	201,936	4,313,836	252,557
Koninklijke DSM NV	12,430	814,535	19,161
Koninklijke Philips NV	16,294	465,360	13,477
Koninklijke Vopak NV	11,105	493,515	75,494
NN Group NV	203,304	6,501,627	(344,876)
Randstad Holding NV	25,208	1,774,030	(387,471)
Wolters Kluwer NV	87,886	3,203,264	723,589

			(41,925)

Portugal

Jeronimo Martins SGPS SA	2,245	399,583	3,064
NOS SGPS SA	19,889	227,938	(29,719)

			(26,655)

Spain

Acciona SA	5,538	423,922	(6,805)
ACS Actividades de Construccion y Servicios SA	85,412	2,785,743	108,663
Aena SA ~	11,591	1,671,442	32,406
Almirall SA	87,400	1,764,473	(267,442)
Ebro Foods SA	45,164	1,034,426	10,459
Enagas SA	46,371	1,414,136	(12,008)
Endesa SA	231,810	4,813,385	466,636
Gamesa Corp Tecnologica SA	271,693	5,958,653	1,915,617
Gas Natural SDG SA	111,986	3,419,449	130,309
Iberdrola SA	729,711	6,416,339	121,959
Mediaset Espana Comunicacion SA	125,172	1,596,433	(123,128)
Prosegur Cia de Seguridad SA	160,303	969,482	146,430
Repsol SA	370,501	3,919,136	998,292
Tecnicas Reunidas SA	39,697	1,259,033	283,434

			3,804,822

Switzerland

STMicroelectronics NV	548,012	3,086,462	1,384,942

United Kingdom

Dialog Semiconductor PLC	98,540	5,531,667	(435,589)
Fiat Chrysler Automobiles NV	400,729	2,546,788	(17,711)

			(453,300)

Total Long Positions			18,540,626

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	31,336	4,919,914	(416,357)
Telenet Group Holding NV	26,029	1,278,229	(67,450)
UCB SA	28,420	2,329,563	61,559

			(422,248)

Finland

Nokia OYJ	579,456	3,878,980	383,420
Sampo OYJ ‘A’	40,134	1,892,708	102,163
Wartsila OYJ Abp	16,659	707,919	(37,739)

			447,844

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
France

Accor SA	86,998	$3,505,748	$96,394
Aeroports de Paris	2,059	212,159	9,355
Air Liquide SA	22,450	3,152,757	11,644
Airbus Group SE	30,175	2,699,883	327,031
AXA SA	15,774	329,767	(3,287)
Bollore SA	960,189	4,283,464	984,573
Bouygues SA	32,830	1,085,599	(11,115)
Bureau Veritas SA	36,808	759,677	(13,561)
Carrefour SA	166,921	5,578,553	1,087,717
Casino Guichard Perrachon SA	24,762	1,214,015	15,566
Credit Agricole SA	90,731	918,111	29,004
Danone SA	22,868	2,231,304	(49,316)
Edenred	318,168	6,335,626	(1,027,926)
Electricite de France SA	290,002	4,446,193	559,315
Essilor International SA	27,492	3,313,552	(188,132)
Groupe Eurotunnel SE	26,723	282,038	(5,438)
Iliad SA	6,347	1,439,676	127,018
Ingenico Group SA	35,013	3,911,705	849,359
JCDecaux SA	16,826	604,383	61,934
Kering	8,113	1,656,634	(209,905)
L’Oreal SA	7,148	4,128,716	(76,970)
Legrand SA	4,771	267,614	(33,326)
LVMH Moet Hennessy Louis Vuitton SE	10,642	2,069,623	8,831
Natixis SA	440,481	2,070,378	(52,279)
Orpea	24,251	1,987,838	(142,048)
Pernod Ricard SA	30,598	3,457,281	(130,499)
Plastic Omnium SA	40,387	1,312,255	(32,044)
Remy Cointreau SA	16,212	1,252,384	(126,527)
SFR Group SA	9,148	251,907	(15,768)
Vallourec SA	623,694	2,527,465	(489,712)
Zodiac Aerospace	288,010	9,717,190	1,401,157

			2,961,045

Germany

Axel Springer SE	10,909	576,571	28,261
Bayerische Motoren Werke AG	48,167	5,048,580	472,191
Bilfinger SE	14,201	440,495	(24,516)
Commerzbank AG	107,827	1,986,306	556,796
Continental AG	1,936	659,060	8,178
Daimler AG	68,464	5,176,951	(141,857)
Deutsche Bank AG	253,366	4,086,983	632,278
Deutsche Lufthansa AG	47,201	572,028	48,244
Deutsche Telekom AG	67,725	1,458,237	62,691
Duerr AG	15,071	1,035,356	(201,578)
E.ON SE	130,879	936,507	12,917
Fresenius Medical Care AG & Co KGaA	15,162	1,509,015	(7,801)
Merck KGaA	19,611	1,871,745	(252,370)
MTU Aero Engines AG	11,143	1,216,607	(89,376)
Nordex SE	41,397	1,186,173	(66,989)
RWE AG	490,889	8,014,703	(1,441,876)
SAP SE	23,046	2,618,719	(373,817)
Schaeffler AG	106,589	1,554,414	(128,221)
Symrise AG	4,869	341,980	(11,380)
Telefonica Deutschland Holding AG	305,600	1,599,050	384,570
United Internet AG	16,787	739,721	1,514
Volkswagen AG (Preferred)	40,719	7,247,034	(14,987)
Zalando SE ~	78,218	2,616,855	(765,355)

			(1,312,483)

Italy

Azimut Holding SPA	156,187	2,756,716	454,583
Banca Generali SPA	11,211	229,316	15,752
Banco Popolare SC	785,140	2,710,501	(58,727)
Eni SPA	135,515	1,963,751	24,849
Luxottica Group SPA	83,106	4,237,902	266,633

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Saipem SPA	4,541,164	$2,070,168	($79,150)
Salvatore Ferragamo SPA	158,217	3,524,773	(487,007)
Telecom Italia SPA	1,760,529	2,140,984	556,893
UniCredit SPA	1,066,329	2,451,396	(28,660)
Unione di Banche Italiane SPA	1,618,169	5,275,133	964,518
UnipolSai SPA	127,972	217,807	8,553
Yoox Net-A-Porter Group SPA	10,806	329,629	(2,941)

			1,635,296

Luxembourg

ArcelorMittal	165,021	875,058	(123,357)
Eurofins Scientific SE	5,426	2,071,572	(378,811)
SES SA ‘A’ ADR	41,114	1,004,663	1,603
Tenaris SA	325,231	5,385,132	(275,415)

			(775,980)

Netherlands

Aegon NV	847,487	3,562,847	331,455
Altice NV ‘A’	366,497	9,622,128	(491,257)
Gemalto NV	9,882	623,688	1,018
Koninklijke KPN NV	1,128,678	4,285,436	587,286
OCI NV	120,050	1,727,464	(31,253)
SBM Offshore NV	346,076	4,446,270	(430,524)

			(33,275)

Spain

Abertis Infraestructuras SA	13,772	210,315	(2,756)
Amadeus IT Group SA ‘A’	79,280	3,312,532	(602,470)
Atresmedia Corp de Medios de Comunicacion SA	96,554	971,863	(67,217)
Banco Bilbao Vizcaya Argentaria SA	154,050	1,286,569	54,659

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Banco de Sabadell SA	552,245	$1,745,594	$149,060
Banco Popular Espanol SA	2,253,055	2,919,648	149,044
Bankia SA	649,519	529,908	683
Bankinter SA	310,320	2,110,596	(77,498)
CaixaBank SA	1,062,011	3,235,652	462,005
Cellnex Telecom SAU ~	272,336	4,633,412	(229,723)
Distribuidora Internacional de Alimentacion SA	585,790	3,333,160	(346,668)
Ferrovial SA	77,112	1,548,182	(87,171)
Grifols SA	129,045	2,800,008	69,686
Industria de Diseno Textil SA	36,447	1,166,345	(192,735)
Mapfre SA	204,702	420,332	(145,909)
Telefonica SA	296,417	3,007,925	31,549
Zardoya Otis SA	129,459	1,452,413	82,970

			(752,491)

United Kingdom

CNH Industrial NV	374,569	2,943,549	(144,952)
RELX NV	77,648	2,218,558	(37,088)

			(182,040)

United States

QIAGEN NV	54,401	1,234,049	(248,064)

Total Short Positions			1,317,604

Total Long and Short Positions			19,858,230

Net Cash and Other Receivables (Payables) (3)			(426,342)

			$19,431,888

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/07/18	$10,624,530

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Ajinomoto Co Inc	144,800	$4,028,759	($539,179)
Alfresa Holdings Corp	80,500	1,595,710	13,675
Amada Holdings Co Ltd	451,700	4,346,300	(45,861)
Aozora Bank Ltd	139,000	727,224	(158,616)
Asahi Kasei Corp	70,000	773,564	(221,787)
Astellas Pharma Inc	288,200	4,640,475	(704,136)
Bandai Namco Holdings Inc	249,900	5,388,505	1,671,985
Bridgestone Corp	96,400	3,903,499	(406,101)
Central Japan Railway Co	9,600	2,216,752	(375,512)
Chiyoda Corp	330,000	2,262,456	426,337
Chubu Electric Power Co Inc	563,600	7,938,930	(753,372)
Citizen Holdings Co Ltd	484,300	2,579,232	(126,749)
Coca-Cola West Co Ltd	17,600	427,910	60,671
Concordia Financial Group Ltd	154,000	1,450,833	(505,205)
Dai Nippon Printing Co Ltd	76,000	843,412	(167,088)
Dai-ichi Life Insurance Co Ltd	27,800	1,297,917	36,554
Daicel Corp	231,600	3,324,116	(404,729)
Daiichi Sankyo Co Ltd	47,600	1,129,571	(55,679)
Dentsu Inc	4,300	444,565	(16,057)
Disco Corp	16,600	1,492,272	232,362
Ezaki Glico Co Ltd	9,000	656,763	(1,986)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Fuji Heavy Industries Ltd	182,100	$9,070,776	($371,605)
FUJIFILM Holdings Corp	35,400	1,423,495	(326,456)
Fujitsu Ltd	214,803	1,301,404	(26,672)
Hakuhodo DY Holdings Inc	233,300	2,572,043	(73,593)
Hankyu Hanshin Holdings Inc	9,800	357,930	144,219
Haseko Corp	288,100	3,337,662	(513,777)
Hisamitsu Pharmaceutical Co Inc	16,400	829,944	(4,671)
Hitachi Capital Corp	13,300	300,236	(39,126)
Hitachi Chemical Co Ltd	179,800	3,189,062	653,358
Hitachi Construction Machinery Co Ltd	11,300	219,426	3,852
Hitachi High-Technologies Corp	94,700	2,499,550	829,878
Hitachi Metals Ltd	158,800	2,485,218	(783,160)
Hokuhoku Financial Group Inc	13,800	376,586	(188,244)
Hoya Corp	154,500	6,987,114	(929,940)
Ibiden Co Ltd	63,400	918,725	(125,381)
Idemitsu Kosan Co Ltd	139,100	2,430,707	260,485
Iida Group Holdings Co Ltd	13,200	274,698	(8,618)
Inpex Corp	148,200	1,832,021	3,337
Isuzu Motors Ltd	26,100	1,238,355	(81,651)
ITOCHU Corp	96,800	1,193,894	(193,299)
Itochu Techno-Solutions Corp	168,600	3,404,588	496,154
Japan Airlines Co Ltd	179,100	8,176,655	(1,844,626)
Japan Petroleum Exploration Co Ltd	105,900	2,643,780	(579,458)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
JSR Corp	163,100	$2,771,136	($709,386)
JTEKT Corp	188,800	2,846,033	(172,203)
JX Holdings Inc	569,100	2,341,968	74,316
Kajima Corp	45,000	617,685	71,822
Kaken Pharmaceutical Co Ltd	40,500	4,615,017	(1,568,486)
Kamigumi Co Ltd	121,000	1,082,468	(190,646)
Kaneka Corp	430,000	3,514,483	(450,884)
Kawasaki Heavy Industries Ltd	118,000	345,509	20,660
KDDI Corp	31,900	898,125	82,153
Kewpie Corp	30,700	1,048,207	130,121
Kobayashi Pharmaceutical Co Ltd	14,400	633,386	114,424
Konami Holdings Corp	100,693	2,506,165	1,109,010
Konica Minolta Inc	277,500	2,682,862	(649,444)
Kose Corp	3,300	822,115	51,202
Kuraray Co Ltd	119,200	1,475,202	184,399
Kurita Water Industries Ltd	34,600	846,179	(73,117)
Kyocera Corp	6,700	331,083	(9,796)
Kyushu Financial Group Inc	39,000	234,938	28,585
Lion Corp	67,000	940,172	136,600
LIXIL Group Corp	107,100	2,321,163	377,502
Maruichi Steel Tube Ltd	13,600	465,274	5,770
Matsumotokiyoshi Holdings Co Ltd	18,800	934,591	28,056
Mazda Motor Corp	187,714	3,628,959	185,868
Medipal Holdings Corp	193,400	3,455,934	(540,118)
MEIJI Holdings Co Ltd	13,100	1,071,305	150,632
Miraca Holdings Inc	31,600	1,354,830	148,626
Mitsubishi Chemical Holdings Corp	398,400	2,584,958	(413,213)
Mitsubishi Electric Corp	380,000	5,311,378	(174,516)
Mitsubishi Gas Chemical Co Inc	128,000	1,483,137	359,905
Mitsubishi Motors Corp	709,300	3,681,036	(272,832)
Mitsubishi Tanabe Pharma Corp	351,500	6,080,282	339,131
Mitsubishi UFJ Financial Group Inc	68,700	341,272	3,571
Mitsui & Co Ltd	87,300	1,844,900	(226,939)
Mitsui Chemicals Inc	874,000	3,136,761	632,789
Mixi Inc	160,600	5,774,504	(564,646)
MS&AD Insurance Group Holdings Inc	124,100	3,688,884	(579,965)
Nabtesco Corp	8,300	218,317	14,782
Nexon Co Ltd	184,700	3,010,690	(338,285)
NHK Spring Co Ltd	301,600	2,881,281	(388,664)
Nikon Corp	285,400	4,073,404	42,536
Nippon Electric Glass Co Ltd	118,000	618,167	(43,636)
Nippon Express Co Ltd	917,000	4,612,313	(1,092,663)
Nippon Shokubai Co Ltd	60,600	3,646,437	(382,300)
Nippon Telegraph & Telephone Corp	124,300	5,847,140	287,334
Nissan Motor Co Ltd	96,800	963,366	(12,253)
Nisshin Seifun Group Inc	53,200	882,875	(145,445)
Nitori Holdings Co Ltd	13,100	1,229,529	249,785
Nitto Denko Corp	10,000	1,320,293	(131,447)
NOK Corp	53,300	1,631,617	(513,192)
Nomura Research Institute Ltd	44,490	1,772,297	(418,726)
NSK Ltd	115,600	1,189,163	(20,844)
NTN Corp	340,000	1,512,746	(13,768)
NTT Data Corp	41,100	2,000,462	5,132
Obayashi Corp	161,300	1,599,119	(54,387)
Oji Holdings Corp	116,000	568,754	(823)
Oracle Corp Japan	25,800	1,191,651	59,078
Osaka Gas Co Ltd	741,000	3,041,000	(229,156)
Otsuka Corp	78,700	4,234,025	(826,089)
Otsuka Holdings Co Ltd	27,300	1,209,393	33,122
Panasonic Corp	297,900	6,680,813	(1,934,811)
Pola Orbis Holdings Inc	42,200	2,991,025	562,443
Recruit Holdings Co Ltd	79,700	3,140,163	207,898
Resona Holdings Inc	221,700	1,288,773	(443,358)
Rohm Co Ltd	76,300	4,242,042	(882,880)
Sankyo Co Ltd	86,185	3,236,412	(728,343)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Santen Pharmaceutical Co Ltd	140,400	$2,528,524	($289,008)
Seiko Epson Corp	206,400	3,664,741	550,385
Sekisui Chemical Co Ltd	280,800	3,793,091	(148,007)
Shimadzu Corp	106,000	1,768,818	(341,889)
Shimamura Co Ltd	30,000	3,279,755	187,944
Shin-Etsu Chemical Co Ltd	26,400	2,024,119	(101,389)
Shionogi & Co Ltd	40,700	1,880,029	4,745
SMC Corp	900	501,122	18,076
Sojitz Corp	3,492,800	8,308,919	981,407
Square Enix Holdings Co Ltd	6,900	213,261	22,674
Sugi Holdings Co Ltd	17,100	998,002	(33,922)
Sumitomo Chemical Co Ltd	718,000	3,504,915	(835,429)
Sumitomo Corp	197,200	2,079,814	106,139
Sumitomo Electric Industries Ltd	151,500	2,070,936	30,736
Sumitomo Heavy Industries Ltd	322,000	1,988,955	(619,401)
Sumitomo Mitsui Trust Holdings Inc	24,800	839,674	(23,498)
Sumitomo Rubber Industries Ltd	214,600	3,656,774	(668,600)
Sundrug Co Ltd	7,900	727,719	54,775
Suzuken Co Ltd	131,100	4,921,209	(964,809)
Suzuki Motor Corp	117,700	3,249,372	533,521
Taiheiyo Cement Corp	857,000	2,544,172	163,866
Taisei Corp	60,000	470,414	(21,316)
TDK Corp	9,000	2,296,178	(167,823)
Teijin Ltd	125,600	2,510,259	(55,913)
The Chugoku Bank Ltd	25,700	398,674	(170,439)
The Gunma Bank Ltd	171,200	1,046,494	(434,213)
The Hachijuni Bank Ltd	51,700	470,873	(181,073)
The Hiroshima Bank Ltd	77,000	460,434	(240,457)
Toho Gas Co Ltd	277,000	2,021,967	403,152
Tohoku Electric Power Co Inc	168,600	2,538,488	(654,856)
Tokyo Broadcasting System Holdings Inc	59,100	814,752	83,467
Tokyo Electric Power Co Holdings Inc	526,500	3,972,714	(1,756,337)
Tokyo Electron Ltd	23,700	2,099,409	(14,324)
Tokyo Gas Co Ltd	774,000	4,128,319	(895,812)
Toppan Printing Co Ltd	532,000	4,581,356	(187,966)
Tosoh Corp	589,000	2,581,030	897,543
Toyo Suisan Kaisha Ltd	64,900	2,421,706	140,666
Toyoda Gosei Co Ltd	75,100	1,501,913	108,951
Toyota Boshoku Corp	177,400	3,165,771	618,018
Toyota Tsusho Corp	142,500	3,165,871	(26,939)
Tsuruha Holdings Inc	8,400	995,448	(19,167)
West Japan Railway Co	17,500	1,232,542	(67,026)
Yamaguchi Financial Group Inc	48,000	628,808	(253,769)
Yamaha Corp	8,000	208,709	51,641
Yamazaki Baking Co Ltd	44,000	1,165,382	65,505

			(19,389,647)

Total Long Positions			(19,389,647)

Short Positions:

Japan

ABC-Mart Inc	3,300	213,859	(8,864)
Advantest Corp	89,600	1,039,660	(250,717)
Aeon Co Ltd	518,900	6,739,078	(50,709)
AEON Financial Service Co Ltd	110,500	2,457,073	817,644
Air Water Inc	20,000	357,574	(19,496)
Aisin Seiki Co Ltd	56,200	2,319,924	(7,146)
Alps Electric Co Ltd	150,400	3,133,459	(369,243)
ANA Holdings Inc	700,000	1,989,651	444,077
Asahi Glass Co Ltd	135,000	853,711	(33,433)
Asahi Group Holdings Ltd	9,600	390,750	1,007
Asics Corp	239,600	5,250,955	928,575
Brother Industries Ltd	118,900	1,892,644	(191,438)
Calbee Inc	132,500	5,371,204	475,175
Canon Inc	86,300	2,540,800	144,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Casio Computer Co Ltd	51,000	$838,183	$173,646
Chugai Pharmaceutical Co Ltd	89,800	2,940,747	173,587
Credit Saison Co Ltd	156,400	3,108,609	680,535
Daikin Industries Ltd	2,400	1,311,890	(23,234)
Daiwa Securities Group Inc	359,000	2,323,703	233,151
DeNA Co Ltd	7,600	218,454	(58,254)
Denso Corp	132,300	6,027,896	1,738,407
Don Quijote Holdings Co Ltd	78,300	2,865,070	28,120
Eisai Co Ltd	43,400	2,957,185	412,179
Electric Power Development Co Ltd	95,200	2,645,239	552,540
FANUC Corp	22,200	3,724,562	(108,646)
Fast Retailing Co Ltd	17,800	6,669,054	781,447
Hamamatsu Photonics KK	173,096	4,632,852	(67,665)
Hirose Electric Co Ltd	2,200	698,134	59,280
Hitachi Ltd	144,000	1,611,417	419,282
Hokuriku Electric Power Co	31,600	382,129	631
IHI Corp	1,064,000	2,385,564	(474,653)
Isetan Mitsukoshi Holdings Ltd	432,300	7,593,888	2,307,133
Izumi Co Ltd	18,200	780,558	(1,040)
J Front Retailing Co Ltd	179,200	3,520,377	1,168,591
Japan Display Inc	412,000	2,402,438	908,426
Japan Post Bank Co Ltd	63,500	791,510	78,243
Japan Post Holdings Co Ltd	66,000	890,550	86,700
Japan Tobacco Inc	121,600	4,911,153	155,616
JFE Holdings Inc	142,900	2,581,027	278,500
JGC Corp	44,600	695,977	(145,837)
Kakaku.com Inc	62,100	1,157,426	151,999
Kansai Paint Co Ltd	61,900	960,068	(306,407)
Kao Corp	4,200	650,697	8,750
Keihan Holdings Co Ltd	116,000	806,748	74,934
Keikyu Corp	277,000	2,452,477	(182,045)
Keio Corp	201,000	1,682,148	166,239
Keisei Electric Railway Co Ltd	40,000	1,213,970	205,316
Keyence Corp	2,100	2,006,980	(262,989)
Kikkoman Corp	68,000	2,026,134	139,540
Kintetsu Group Holdings Co Ltd	777,000	2,740,232	(47,218)
Kirin Holdings Co Ltd	226,700	3,296,063	(103,279)
Kobe Steel Ltd	463,100	4,551,873	319,499
Koito Manufacturing Co Ltd	9,600	432,910	(12,864)
Komatsu Ltd	15,000	335,459	(88,848)
Kubota Corp	86,300	1,817,197	375,849
Kyowa Hakko Kirin Co Ltd	48,200	944,747	102,662
Kyushu Electric Power Co Inc	616,700	13,589,588	2,377,084
Lawson Inc	4,900	375,502	(12,213)
M3 Inc	11,500	278,712	(84,567)
Mabuchi Motor Co Ltd	30,700	1,823,931	(147,194)
Makita Corp	27,243	1,582,523	(215,080)
Marubeni Corp	263,300	1,185,412	36,394
Marui Group Co Ltd	551,947	7,014,970	502,587
Minebea Co Ltd	283,700	5,129,465	2,122,324
MISUMI Group Inc	222,100	3,680,912	(524,283)
Mitsubishi Corp	12,800	627,059	(67,820)
Mitsubishi Heavy Industries Ltd	653,000	3,055,536	535,125
Mitsubishi Logistics Corp	316,000	4,259,780	230,878
Mitsubishi Materials Corp	12,400	324,305	(17,151)
Mitsui OSK Lines Ltd	1,255,000	3,049,477	(116,978)
Mizuho Financial Group Inc	180,400	976,397	(5,606)
Murata Manufacturing Co Ltd	14,900	1,961,179	(95,674)
Nagoya Railroad Co Ltd	296,000	1,450,275	(19,151)
Nankai Electric Railway Co Ltd	59,000	282,488	1,637
NGK Insulators Ltd	72,000	1,923,173	295,321
NGK Spark Plug Co Ltd	265,000	7,017,887	3,657,289
Nidec Corp	84,400	6,868,231	(392,060)
Nifco Inc	4,000	211,547	1,025
Nintendo Co Ltd	8,600	1,764,508	(542,193)
Nippon Paint Holdings Co Ltd	79,700	2,095,386	(521,501)
Nippon Steel & Sumitomo Metal Corp	13,000	1,518,515	3,456

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nippon Yusen KK	941,000	$1,630,125	($134,474)
Nissin Foods Holdings Co Ltd	3,600	214,002	(2,799)
Nomura Holdings Inc	562,600	3,623,165	554,194
Odakyu Electric Railway Co Ltd	227,000	5,484,797	391,485
Omron Corp	27,800	861,448	(80,105)
Ono Pharmaceutical Co Ltd	57,200	1,946,459	129,336
Oriental Land Co Ltd	87,800	5,922,615	647,952
Park24 Co Ltd	71,100	2,036,184	(98,351)
Pigeon Corp	248,600	5,833,096	(1,020,920)
Rakuten Inc	595,600	7,065,321	(173,154)
Ricoh Co Ltd	598,300	5,890,434	1,640,832
Rinnai Corp	9,800	933,116	45,076
Ryohin Keikaku Co Ltd	3,600	827,977	58,546
Sawai Pharmaceutical Co Ltd	5,700	387,873	(14,711)
Sega Sammy Holdings Inc	141,500	2,088,256	(96,775)
Seibu Holdings Inc	79,200	2,354,638	1,201,919
Sekisui House Ltd	136,700	2,383,124	269,450
Seven & i Holdings Co Ltd	51,000	2,197,680	(128,288)
Seven Bank Ltd	605,100	2,156,509	332,356
Shikoku Electric Power Co Inc	303,300	3,906,027	1,266,827
Shimano Inc	32,900	5,035,013	882,030
Shimizu Corp	276,000	2,572,066	130,056
Shinsei Bank Ltd	1,562,000	2,093,909	(104,496)
Shiseido Co Ltd	95,400	2,835,505	40,255
SoftBank Group Corp	53,300	5,612,846	18,538
Sohgo Security Services Co Ltd	47,400	2,454,564	192,990
Sompo Japan Nipponkoa Holdings Inc	7,000	2,240,579	15,901
Sony Corp	51,800	1,683,206	(208,302)
Sony Financial Holdings Inc	326,800	4,611,419	223,018
Sosei Group Corp	1,300	215,427	(12,029)
Stanley Electric Co Ltd	54,200	1,476,527	(117,456)
Sumco Corp	517,900	4,101,898	297,974
Sumitomo Dainippon Pharma Co Ltd	26,300	418,464	(144,796)
Sumitomo Metal Mining Co Ltd	109,000	1,321,248	79,724
Sumitomo Mitsui Financial Group Inc	10,800	1,443,314	10,753
Suruga Bank Ltd	23,000	509,485	(17,700)
Sysmex Corp	4,700	365,262	(44,487)
Taisho Pharmaceutical Holdings Co Ltd	3,400	543,628	(42,831)
Taiyo Nippon Sanso Corp	80,600	1,080,504	6,104
Takashimaya Co Ltd	163,000	1,572,437	425,843
Takeda Pharmaceutical Co Ltd	50,300	2,205,277	(129,525)
The Bank of Kyoto Ltd	357,000	2,466,671	(50,045)
The Chiba Bank Ltd	254,000	1,434,345	5,266
The Chugoku Electric Power Co Inc	374,200	5,163,848	779,719
The Kansai Electric Power Co Inc	181,300	1,573,117	(74,096)
The Shizuoka Bank Ltd	48,000	383,478	2,495
The Yokohama Rubber Co Ltd	38,100	1,119,791	(78,556)
THK Co Ltd	75,900	1,426,079	97,312
Tobu Railway Co Ltd	195,000	923,155	57,704
Toho Co Ltd	18,300	492,634	(107,079)
Tokio Marine Holdings Inc	21,200	800,963	(13,399)
Tokyu Corp	171,000	1,443,781	305,019
Toray Industries Inc	67,000	664,159	29,197
Toyo Seikan Group Holdings Ltd	91,200	1,997,024	241,428
Toyota Industries Corp	110,500	5,773,185	1,488,158
Toyota Motor Corp	32,600	2,075,639	(10,371)
Trend Micro Inc	9,600	355,619	20,125
Unicharm Corp	245,200	4,975,681	(482,602)
Welcia Holdings Co Ltd	3,400	222,175	(10,134)
Yahoo Japan Corp	573,800	3,042,823	466,883
Yakult Honsha Co Ltd	122,100	6,309,389	1,525,066
Yamada Denki Co Ltd	59,000	294,251	8,303
Yamaha Motor Co Ltd	199,600	3,398,624	(441,969)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Yamato Holdings Co Ltd	255,100	$5,350,282	$102,982
Yaskawa Electric Corp	327,300	4,725,467	(117,567)

			28,813,517

Total Short Positions			28,813,517

Total Long and Short Positions			9,423,870

Net Cash and Other Receivables (Payables) (3)			1,200,660

			$10,624,530

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/02/17	$1,169,388

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

Carlsberg AS ‘B’	4,610	$442,312	($7,043)
DSV AS	9,415	2,431,334	86,935
Genmab AS	3,752	623,216	15,126
GN Store Nord AS	16,886	352,321	15,764
H Lundbeck AS	13,591	536,472	(94,143)
ISS AS	74,609	2,906,504	238,268
Novo Nordisk AS ‘B’	22,706	1,865,816	(326,336)
Pandora AS	10,644	5,074,220	(62,200)
TDC AS	816,009	4,182,755	698,680
Vestas Wind Systems AS	45,463	4,967,591	544,736

			1,109,787

Total Long Positions			1,109,787

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

AP Moeller - Maersk AS ‘B’	138	$209,527	$8,123
Coloplast AS ‘B’	3,291	246,836	(13,883)
Novozymes AS ‘B’	64,098	3,085,302	201,372
Tryg AS	123,688	2,374,048	(154,429)

			41,183

Total Short Positions			41,183

Total Long and Short Positions			1,150,970

Net Cash and Other Receivables (Payables) (3)			18,418

			$1,169,388

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/03/17	($98,725)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Leroy Seafood Group ASA	7,360	$339,374	$19,404
Marine Harvest ASA	13,970	219,470	22,205
Norsk Hydro ASA	145,420	1,071,612	3,484
Orkla ASA	47,927	444,929	33,285
Salmar ASA	10,188	289,569	10,132
Telenor ASA	92,310	2,339,548	21,642
Yara International ASA	54,031	2,084,583	(313,378)

			(203,226)

United Kingdom

Subsea 7 SA	119,791	1,172,221	209,307

Total Long Positions			6,081

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	101,718	$1,304,823	($16,007)
Gjensidige Forsikring ASA	63,680	1,703,697	(110,121)
Schibsted ASA ‘A’	120,892	3,559,157	58,899
Statoil ASA	28,756	432,050	(33,155)

			(100,384)

Total Short Positions			(100,384)

Total Long and Short Positions			(94,303)

Net Cash and Other Receivables (Payables) (3)			(4,422)

			($98,725)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/03/17	$2,167,352

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Luxembourg

Millicom International Cellular SA SDR	4,204	$846,398	($20,543)

Malta

Unibet Group PLC SDR	26,056	228,544	13,785

Sweden

Axfood AB	21,213	394,189	2,877
BillerudKorsnas AB	123,609	2,706,610	397,580
Boliden AB	178,187	3,845,241	1,155,394
Bonava AB ‘B’	42,659	–	538,036
Electrolux AB ‘B’	187,827	5,818,732	(72,783)
Holmen AB ‘B’	6,793	236,657	5,502
Husqvarna AB ‘B’	211,247	1,701,446	244,325
NCC AB ‘B’	177,057	5,392,869	(508,309)
Saab AB ‘B’	49,921	1,678,826	124,482
Securitas AB ‘B’	44,798	3,196,206	27,951
Skanska AB ‘B’	84,698	1,869,689	216,264
SSAB AB ‘A’	266,748	797,774	(5,164)
Swedish Match AB	148,214	5,218,640	383,389
Swedish Orphan Biovitrum AB	50,218	2,015,075	(101,174)
Telefonaktiebolaget LM Ericsson ‘B’	182,316	1,382,251	(13,265)
Telia Co AB	70,311	2,449,427	(7,498)

			2,387,607

Total Long Positions			2,380,849

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	35,316	$581,824	($9,046)
Assa Abloy AB ‘B’	217,672	5,615,792	(206,717)
Atlas Copco AB ‘A’	21,657	594,658	(95,326)
Getinge AB ‘B’	51,120	1,112,100	50,003
Hennes & Mauritz AB ‘B’	166,637	5,876,275	866,996
Hexagon AB ‘B’	67,825	2,703,178	(408,114)
Hexpol AB	33,343	318,338	14,923
Modern Times Group MTG AB ‘B’	10,857	485,238	28,274
Nordea Bank AB	107,425	1,057,246	(59,433)
Sandvik AB	82,307	1,396,144	(71,942)
Skandinaviska Enskilda Banken AB ‘A’	215,900	2,159,324	(130,652)
Svenska Handelsbanken AB ‘A’	310,680	4,143,401	(363,696)
Swedbank AB ‘A’	129,668	2,830,757	(493,844)
Tele2 AB ‘B’	118,337	986,081	(37,459)
Volvo AB ‘B’	121,869	2,206,039	7,080

			(908,953)

Total Short Positions			(908,953)

Total Long and Short Positions			1,471,896

Net Cash and Other Receivables (Payables) (3)			695,456

			$2,167,352

Total Basket Swaps			$69,900,424

(1)	The expiration date(s) of the underlying investment in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount represents the value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	GSC	10/31/16	7	$1,527	$-	$1,527
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	12/16/16	293	(227,652)	-	(227,652)

					($226,125)	$-	($226,125)

Total Swap Agreements					$69,674,299	$-	$69,674,299

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$1,001,943,149	$266,381,511	$735,561,638	$-
	Derivatives:
	Equity Contracts
	Futures	5,113,485	5,113,485	-	-
	Swaps	72,659,907	-	72,659,907	-

	Total Equity Contracts	77,773,392	5,113,485	72,659,907	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	950,210	-	950,210	-

	Total Asset - Derivatives	78,723,602	5,113,485	73,610,117	-

	Total Assets	1,080,666,751	271,494,996	809,171,755	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(883,140)	(883,140)	-	-
	Swaps	(2,985,608)	-	(2,985,608)	-

	Total Equity Contracts	(3,868,748)	(883,140)	(2,985,608)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,016,574)	-	(1,016,574)	-

	Total Liabilities - Derivatives	(4,885,322)	(883,140)	(4,002,182)	-

	Total Liabilities	(4,885,322)	(883,140)	(4,002,182)	-

	Total	$1,075,781,429	$270,611,856	$805,169,573	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Canada - 0.3%

Turquoise Hill Resources Ltd *	821,000	$2,438,370

Singapore - 0.7%

Yoma Strategic Holdings Ltd	14,753,033	6,406,692

Total Common Stocks (Cost $8,423,489)		8,845,062

	Principal Amount

CORPORATE BONDS & NOTES - 1.3%

Azerbaijan - 0.5%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	$4,400,000	4,417,600

Croatia - 0.1%

Agrokor dd 9.125% due 02/01/20 ~	EUR 860,000	1,012,820

Georgia - 0.7%

Bank of Georgia JSC 11.000% due 06/01/18	GEL 6,870,000	2,963,130
Georgian Oil & Gas Corp JSC 6.750% due 04/26/21 ~	$2,695,000	2,843,225

		5,806,355

Total Corporate Bonds & Notes (Cost $11,269,987)		11,236,775

SENIOR LOAN NOTES - 1.3%

Ethiopia - 0.8%

Ethiopian Railways Corp 4.865% due 08/02/21 § +	6,700,000	6,510,859

Suriname - 0.5%

The Republic of Suriname 8.570% due 09/30/17 § +	4,575,000	4,638,373

Total Senior Loan Notes (Cost $10,854,791)		11,149,232

MORTGAGE-BACKED SECURITIES - 0.4%

United States - 0.4%

Fannie Mae (IO) 5.725% due 03/25/33 - 04/25/43 " § ‡	11,060,358	2,063,576
Freddie Mac (IO)
5.726% due 02/15/33 " §	4,145,377	746,816
6.096% due 05/15/36 " §	4,463,819	843,827

		3,654,219

Total Mortgage-Backed Securities (Cost $3,228,230)		3,654,219

FOREIGN GOVERNMENT BONDS & NOTES - 71.4%

Albania - 2.9%

Albania Government 5.750% due 11/12/20 ~	EUR 20,182,000	25,163,028

	Principal Amount	Value
Argentina - 3.2%

Argentine Bonad
0.750% due 02/22/17	$3,153,000	$3,089,183
0.750% due 06/09/17	3,350,000	3,239,450
0.750% due 09/21/17	3,144,471	3,035,075
1.750% due 10/28/16	3,099,000	3,076,904
2.400% due 03/18/18	2,214,152	2,137,208
City of Buenos Aires Argentina 7.500% due 06/01/27 ~	11,787,000	12,865,511

		27,443,331

Armenia - 1.4%

Republic of Armenia 7.150% due 03/26/25 ~	11,394,000	12,165,374

Barbados - 1.6%

Barbados Government
6.625% due 12/05/35 ~	12,989,000	11,008,177
6.625% due 12/05/35 ~	2,130,000	1,805,175
7.000% due 08/04/22 ~	979,000	979,000

		13,792,352

Belarus - 2.1%

Republic of Belarus 8.950% due 01/26/18 ~	17,028,000	17,956,026

Croatia - 0.3%

Croatia Government 3.000% due 03/11/25 ~	EUR 2,548,000	2,929,057

Cyprus - 6.1%

Cyprus Government
3.750% due 07/26/23 ~	15,025,000	17,405,772
3.875% due 05/06/22 ~	13,379,000	15,695,089
4.250% due 11/04/25 ~	16,568,000	19,900,509

		53,001,370

Dominican Republic - 3.8%

Dominican Republic
10.375% due 03/04/22 ~	DOP 77,700,000	1,691,351
10.400% due 05/10/19 ~	548,700,000	12,135,547
13.500% due 08/04/17 ~	29,400,000	656,843
14.000% due 06/08/18 ~	311,300,000	7,203,417
15.000% due 04/05/19 ~	92,600,000	2,259,316
15.950% due 06/04/21 ~	62,500,000	1,642,582
16.000% due 02/10/17 ~	211,000,000	4,674,608
16.000% due 07/10/20 ~	83,500,000	2,143,779
16.950% due 02/04/22 ~	35,800,000	988,415

		33,395,858

Ecuador - 2.7%

Ecuador Government
7.950% due 06/20/24 ~	$24,163,000	21,746,700
10.500% due 03/24/20 ~	2,052,000	2,098,170

		23,844,870

El Salvador - 1.2%

El Salvador Government
5.875% due 01/30/25 ~	857,000	858,071
6.375% due 01/18/27 ~	5,468,000	5,522,680
7.650% due 06/15/35 ~	1,994,000	2,096,192
7.750% due 01/24/23 ~	709,000	792,308
8.250% due 04/10/32 ~	1,217,000	1,361,519

		10,630,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Georgia - 0.4%

Georgia Treasury
8.000% due 06/09/18	GEL 2,010,000	$871,142
10.500% due 02/05/25	414,000	190,581
10.750% due 07/09/17	415,000	181,867
11.750% due 04/28/21	105,000	51,470
13.375% due 03/10/18	3,820,000	1,770,042

		3,065,102

Honduras - 0.4%

Honduras Government 8.750% due 12/16/20 ~	$3,221,000	3,712,202

Iceland - 4.4%

Iceland Rikisbref
6.250% due 02/05/20	ISK 957,240,000	5,506,209
6.500% due 01/24/31	232,544,000	1,440,230
7.250% due 10/26/22	1,497,242,288	9,124,403
8.000% due 06/12/25	1,083,305,000	7,205,288
8.750% due 02/26/19	2,559,963,000	15,350,447

		38,626,577

Indonesia - 0.8%

Indonesia Treasury
8.250% due 05/15/36	IDR 43,091,000,000	3,576,470
8.750% due 05/15/31	38,119,000,000	3,294,471

		6,870,941

Iraq - 2.0%

Iraq International 5.800% due 01/15/28 ~	$21,583,000	17,635,901

Kenya - 0.6%

Kenya Government 5.875% due 06/24/19 ~	3,154,000	3,264,390
Kenya Infrastructure 11.000% due 10/12/26	KES 226,200,000	2,095,438

		5,359,828

Lebanon - 0.2%

Lebanon Treasury 6.180% due 10/06/16	LBP 2,267,050,000	1,504,446
6.180% due 01/26/17	498,980,000	332,720

		1,837,166

Macedonia - 5.4%

Macedonia Government
3.975% due 07/24/21 ~	EUR 28,060,000	32,380,294
4.875% due 12/01/20 ~	12,121,000	14,459,976

		46,840,270

Mongolia - 1.4%

Development Bank of Mongolia LLC 5.750% due 03/21/17 ~	$6,770,000	6,685,301
Mongolia Government 4.125% due 01/05/18 ~	5,343,000	5,142,637

		11,827,938

New Zealand - 1.2%

New Zealand Government
2.500% due 09/20/35 ^ ~	NZD 4,743,092	3,904,904
3.000% due 09/20/30 ^ ~	7,297,704	6,243,000

		10,147,904

Nigeria - 1.1%

Nigeria Government 5.125% due 07/12/18 ~	$9,172,000	9,264,179

	Principal Amount	Value
Russia - 4.3%

Russian Federal 8.500% due 09/17/31	RUB 2,277,551,000	$37,357,821

Rwanda - 0.9%

Rwanda Government 6.625% due 05/02/23 ~	$7,515,000	7,620,210

Serbia - 7.6%

Serbia Treasury
5.750% due 07/21/23	RSD 1,640,880,000	15,139,630
10.000% due 03/02/18	902,750,000	8,899,015
10.000% due 03/20/21	716,450,000	7,791,576
10.000% due 06/05/21	790,410,000	8,561,159
10.000% due 02/05/22	2,349,960,000	25,808,676

		66,200,056

South Africa - 0.3%

South Africa Government 5.000% due 10/12/46 #	$2,560,000	2,588,800

Sri Lanka - 8.9%

Sri Lanka Government
6.125% due 06/03/25 ~	3,480,000	3,568,817
6.850% due 11/03/25 ~	4,549,000	4,898,191
8.000% due 11/15/18	LKR 1,769,960,000	11,478,902
8.000% due 11/01/19	45,000,000	283,881
8.500% due 05/01/19	130,000,000	840,554
8.750% due 10/15/18	817,000,000	5,393,330
9.250% due 05/01/20	691,100,000	4,482,282
9.450% due 10/15/21	535,000,000	3,403,424
10.000% due 10/01/22	821,250,000	5,299,860
10.250% due 03/15/25	1,499,520,000	9,592,658
10.600% due 07/01/19	62,040,000	421,517
10.600% due 09/15/19	483,000,000	3,274,552
10.750% due 03/01/21	401,000,000	2,718,693
11.000% due 08/01/21	281,980,000	1,910,053
11.000% due 08/01/24	86,000,000	575,789
11.000% due 08/01/25	38,000,000	253,934
11.000% due 06/01/26	1,271,510,000	8,461,812
11.000% due 05/15/30	219,000,000	1,419,477
11.200% due 07/01/22	127,200,000	865,089
11.400% due 01/01/24	25,000,000	171,151
11.500% due 08/01/26	336,000,000	2,316,065
11.500% due 09/01/28	773,480,000	5,247,962

		76,877,993

Tanzania - 3.5%

Tanzania Government 7.250% due 03/09/20 § ~	$29,207,931	30,595,307

Thailand - 1.4%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 435,440,112	11,771,616

Zambia - 1.3%

Zambia Government
5.375% due 09/20/22 ~	$8,724,000	7,711,667
8.500% due 04/14/24 ~	3,975,000	3,915,375

		11,627,042

Total Foreign Government Bonds & Notes (Cost $610,309,320)		620,148,889

PURCHASED OPTIONS - 1.5%
(See Note (e) in Notes to Schedule of Investments) (Cost $12,563,340)		13,249,115

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 18.2%

Foreign Government Issues - 0.6%

Georgia Treasury Bills (Georgia)
6.612% due 07/13/17	GEL 2,400,000	$971,132
7.115% due 06/01/17	1,684,000	686,535
Iceland Rikisvixill (Iceland)
0.913% due 02/15/17	ISK 8,000,000	44,237
1.217% due 10/17/16	569,412,700	3,158,818

		4,860,722

Repurchase Agreement - 15.2%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/2016, repurchase price of $132,432,735; collateralized by: U.S. Treasury Inflation Protected securities: 0.125% due 04/15/20 and value $48,044,765; and U.S. Treasury Notes: 1.125% - 1.625% due 04/30/20 - 06/30/20 and value $87,037,825)	$132,432,403	132,432,403

U.S. Treasury Bills - 2.4%

0.169% due 11/25/16 ‡	10,000,000	9,998,010
0.299% due 11/17/16 ‡	11,000,000	10,997,811

		20,995,821

Total Short-Term Investments (Cost $158,523,064)		158,288,946

TOTAL INVESTMENTS - 95.1% (Cost $815,172,221)		826,572,238

OTHER ASSETS & LIABILITIES, NET - 4.9%		42,731,354

NET ASSETS - 100.0%		$869,303,592

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $11,149,232 or 1.3% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2016, investments with a total aggregate value of $5,227,937 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(c)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Interest Rate Swap (12/16)	9	($6,847)

Short Futures Outstanding
Copper (12/16)	43	(20,425)
Copper (03/17)	112	(46,139)
TOPIX Index (12/16)	24	27,336
U.S. 5-Year Interest Rate Swap (12/16)	245	(40,195)
U.S. 10-Year Interest Rate Swap (12/16)	544	(339,917)
U.S. 30-Year Interest Rate Swap (12/16)	11	(26,788)
WTI Crude (11/16)	278	(621,150)

		(1,067,278)

Total Futures Contracts		($1,074,125)

(d)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	50,728,000	USD	13,739,978	02/18	BNP	$10,147
AUD	18,476,000	USD	14,039,654	12/16	SCB	80,417
BRL	28,600,000	USD	8,558,006	10/16	BNP	236,176
CAD	8,168,000	USD	6,217,061	12/16	JPM	11,919
CLP	1,686,071,000	USD	2,543,861	11/16	SCB	11,267
CNH	36,227,000	USD	5,445,049	11/16	BOA	(28,575)
CNH	89,076,000	USD	13,424,765	11/16	CIT	(109,853)
CNH	44,298,000	USD	6,647,858	11/16	DUB	(31,151)
CNH	127,351,000	USD	19,144,750	11/16	GSC	(105,181)
CNH	47,035,000	USD	7,057,756	11/16	SCB	(32,229)
CNH	59,452,000	USD	8,826,887	11/16	SCB	53,343
CNH	26,157,000	USD	3,922,001	12/16	BNP	(19,236)
CNH	17,967,000	USD	2,693,380	12/16	SCB	(12,878)
CNH	28,297,000	USD	4,183,781	01/17	SCB	33,169
CNH	57,302,738	USD	8,529,859	02/17	SCB	(4,914)
CNH	43,274,000	USD	6,372,820	03/17	CIT	54,409
CNH	49,174,000	USD	7,327,919	03/17	GSC	(21,908)
CNH	43,274,000	USD	6,373,196	03/17	GSC	54,034
CNH	62,113,438	USD	9,263,215	03/17	SCB	(34,732)
CNH	64,910,000	USD	9,559,823	03/17	SCB	80,873
CNH	103,420,000	USD	15,442,736	05/17	SCB	(125,937)
CNH	52,371,880	USD	7,726,745	06/17	CIT	19,519
CNH	12,734,120	USD	1,879,519	06/17	GSC	3,970
COP	23,800,000,000	USD	8,081,494	11/16	BNP	127,867

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
COP	11,211,840,000	USD	3,787,067	11/16	JPM	$80,245
COP	14,275,430,000	USD	4,796,851	12/16	BNP	103,478
EUR	10,911,745	RON	49,517,500	02/17	BNP	(217,836)
EUR	2,955,160	SEK	28,245,718	10/16	GSC	26,959
EUR	12,603,091	SEK	120,680,495	11/16	GSC	89,005
EUR	15,577,000	USD	17,320,839	10/16	DUB	195,444
EUR	46,614,778	USD	52,399,672	10/16	JPM	(32,593)
EUR	4,985,144	USD	5,548,390	10/16	JPM	51,925
EUR	334,814	USD	377,578	12/16	SCB	(247)
GBP	5,359,000	USD	7,007,135	10/16	JPM	(59,623)
IDR	41,717,821,000	USD	3,102,850	12/16	BNP	76,813
IDR	144,297,904,000	USD	10,732,458	12/16	DUB	265,690
IDR	298,989,805,000	USD	22,237,992	12/16	JPM	559,901
INR	1,185,910,000	USD	17,571,224	10/16	BNP	197,714
INR	1,185,946,000	USD	17,575,012	10/16	GSC	194,465
JPY	1,593,200,000	USD	15,617,158	12/16	SCB	143,709
KES	122,937,000	USD	1,185,506	11/16	CIT	23,575
KES	36,136,000	USD	348,635	11/16	SCB	6,723
KES	37,051,000	USD	354,352	12/16	JPM	8,026
KES	627,133,000	USD	5,927,533	02/17	CIT	146,100
KES	106,130,000	USD	1,005,972	03/17	CIT	15,524
KES	65,067,000	USD	617,334	03/17	SCB	9,375
MXN	327,040,000	USD	17,744,018	11/16	BNP	(972,528)
MYR	47,157,733	USD	11,788,589	10/16	BNP	(362,136)
MYR	4,055,333	USD	1,014,848	10/16	DUB	(32,229)
MYR	1,216,600	USD	304,607	10/16	GSC	(9,821)
MYR	10,138,333	USD	2,539,027	10/16	SCB	(82,480)
NOK	52,131,000	USD	6,417,893	12/16	JPM	104,114
NZD	8,219,898	USD	5,956,747	10/16	JPM	26,354
NZD	14,839,369	USD	10,796,427	11/16	DUB	(9,824)
NZD	932,341	USD	661,263	11/16	DUB	16,601
PEN	27,636,000	USD	8,297,853	11/16	BNP	(151,518)
PEN	25,826,894	USD	7,574,327	11/16	BNP	38,733
PEN	6,001,000	USD	1,775,706	11/16	CIT	(13,104)
PEN	15,043,200	USD	4,384,494	11/16	CIT	38,352
PEN	13,312,000	USD	3,915,294	11/16	SCB	(5,318)
PEN	24,772,936	USD	7,230,736	11/16	SCB	70,346
PEN	59,206,000	USD	17,315,408	12/16	SCB	44,069
PHP	201,240,000	USD	4,312,440	11/16	SCB	(157,754)
RON	76,289,216	EUR	16,904,045	02/17	BNP	233,830
RON	49,859,000	EUR	11,053,985	03/17	BNP	141,080
RON	36,297,965	EUR	8,055,320	03/17	BOA	94,243
RON	93,386,000	EUR	20,699,303	03/17	DUB	271,346
RON	4,630,000	EUR	1,017,135	05/17	BNP	21,466
RSD	164,000,000	EUR	1,329,011	10/16	DUB	(915)
RSD	41,282,584	EUR	333,866	10/16	DUB	530
RUB	300,333,918	USD	4,689,420	10/16	CIT	70,338
RUB	619,263,811	USD	9,552,017	10/16	DUB	262,212
RUB	1,207,912,223	USD	18,432,122	11/16	DUB	577,979
RUB	387,133,000	USD	5,841,683	12/16	BNP	209,967
RUB	363,867,000	USD	5,487,362	12/16	DUB	200,594
SEK	204,592,000	EUR	21,639,369	10/16	GSC	(458,420)
SEK	250,642,941	EUR	26,278,206	11/16	GSC	(300,230)
SEK	98,136,114	EUR	10,216,685	11/16	SCB	(35,000)
SGD	17,069,671	USD	12,526,360	10/16	DUB	(7,556)
SGD	46,915,300	USD	34,387,463	10/16	SCB	18,418
SGD	10,300,600	USD	7,560,351	11/16	DUB	(4,873)
THB	149,152,000	USD	4,307,141	11/16	DUB	(5,196)
TRY	56,158,785	USD	18,721,587	10/16	SCB	(94,893)
TRY	56,158,000	USD	18,734,553	11/16	BNP	(229,132)
TRY	22,510,000	USD	7,560,541	11/16	CIT	(123,967)
TRY	12,424,997	USD	4,173,986	11/16	SCB	(69,170)
TRY	20,831,003	USD	6,951,002	12/16	BNP	(114,568)
TRY	21,745,871	USD	7,283,219	12/16	DUB	(121,647)
TWD	94,650,000	USD	2,944,930	10/16	BNP	81,010
TWD	44,000,000	USD	1,369,011	10/16	DUB	37,660
TWD	87,350,000	USD	2,717,315	10/16	GSC	75,245
TWD	165,000,000	USD	5,133,279	10/16	JPM	141,735
TWD	807,044,000	USD	24,995,853	01/17	BNP	969,019
TWD	201,812,000	USD	6,246,116	01/17	BOA	248,180

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
TWD	189,359,000	USD	5,877,064	01/17	CIT	$214,472
TWD	318,243,000	USD	9,854,103	01/17	DUB	382,680
TWD	189,508,000	USD	5,878,951	01/17	GSC	217,827
TWD	106,783,000	USD	3,308,536	01/17	JPM	125,959
TWD	416,437,000	USD	12,858,737	02/17	BNP	552,754
TWD	184,187,000	USD	5,732,555	02/17	CIT	200,919
TWD	544,253,000	USD	16,824,284	02/17	GSC	696,661
TWD	259,898,000	USD	8,056,355	02/17	SCB	309,305
USD	66,662,955	AED	250,929,000	02/18	BNP	(1,353,546)
USD	17,486,310	AUD	23,311,350	12/16	GSC	(329,920)
USD	17,927,185	AUD	23,591,940	12/16	SCB	(102,685)
USD	8,685,169	BRL	28,600,000	10/16	BNP	(109,014)
USD	6,285,074	CAD	8,168,000	12/16	JPM	56,093
USD	2,574,940	CLP	1,686,071,000	11/16	SCB	19,812
USD	5,467,401	CNH	36,227,000	11/16	BOA	50,928
USD	13,473,826	CNH	89,076,000	11/16	CIT	158,914
USD	6,699,637	CNH	44,298,000	11/16	DUB	82,930
USD	19,217,250	CNH	127,351,000	11/16	GSC	177,681
USD	16,104,503	CNH	106,487,000	11/16	SCB	198,746
USD	3,882,012	CNH	26,157,000	12/16	BNP	(20,753)
USD	5,964,608	CNH	40,279,000	12/16	SCB	(44,628)
USD	4,087,124	CNH	28,297,000	01/17	SCB	(129,826)
USD	6,516,063	CNH	44,723,000	02/17	CIT	(137,390)
USD	12,842,854	CNH	88,145,000	02/17	SCB	(270,503)
USD	8,218,132	CNH	54,252,000	03/17	CIT	160,406
USD	14,017,222	CNH	92,448,000	03/17	GSC	283,982
USD	20,629,328	CNH	136,043,000	03/17	SCB	420,070
USD	7,802,482	CNH	52,371,880	06/17	CIT	56,217
USD	7,575,577	CNH	50,845,000	06/17	GSC	55,152
USD	6,139,062	CNH	41,365,000	08/17	BNP	45,782
USD	5,871,628	CNH	39,565,964	08/17	JPM	43,355
USD	18,886,948	CNH	129,315,156	09/17	DUB	(124,103)
USD	8,812,705	CNH	60,345,000	09/17	SCB	(58,814)
USD	48,426,753	EUR	43,723,284	10/16	JPM	(692,019)
USD	8,890,778	EUR	7,876,638	10/16	JPM	42,156
USD	14,622,550	EUR	13,167,357	10/16	SCB	(184,789)
USD	25,070,121	EUR	22,351,229	11/16	DUB	(102,065)
USD	1,644,906	EUR	1,463,656	12/16	GSC	(5,107)
USD	67,450,144	EUR	59,441,004	12/16	GSC	468,970
USD	86,993,587	EUR	76,961,362	12/16	SCB	255,138
USD	17,215,327	EUR	15,266,552	01/17	GSC	(14,616)
USD	52,645,332	EUR	46,614,778	01/17	JPM	30,781
USD	28,962,431	EUR	25,680,695	01/17	SCB	(20,990)
USD	6,328,788	NOK	52,131,000	12/16	JPM	(193,219)
USD	34,529,340	NZD	48,034,138	10/16	JPM	(433,756)
USD	10,684,257	NZD	14,839,369	11/16	DUB	(102,346)
USD	678,470	NZD	932,341	11/16	DUB	606
USD	8,105,564	NZD	11,261,481	11/16	MSC	(78,761)
USD	10,120,561	NZD	13,907,028	12/16	JPM	18,911
USD	19,577,320	OMR	7,596,000	03/17	BNP	(19,923)
USD	15,643,312	OMR	6,140,000	05/17	BNP	(136,583)
USD	23,465,041	OMR	9,199,000	06/17	BNP	(159,472)
USD	62,390,943	OMR	24,481,000	08/17	BNP	(53,832)
USD	10,860,518	PEN	37,334,894	11/16	BNP	(144,785)
USD	4,493,458	PEN	15,043,200	11/16	BNP	70,612
USD	11,392,429	PEN	40,900,936	11/16	SCB	(662,745)
USD	5,707,995	PEN	19,313,000	11/16	SCB	35,416
USD	9,606,108	PEN	34,828,000	12/16	BNP	(611,377)
USD	7,220,972	PEN	24,378,000	12/16	BNP	78,979
USD	4,113,206	RUB	273,260,822	10/16	BNP	(217,492)
USD	4,676,203	RUB	310,556,000	10/16	CSF	(245,557)
USD	17,281,801	RUB	1,115,237,837	10/16	DUB	(419,831)
USD	17,587,587	RUB	1,152,567,307	11/16	DUB	(551,496)
USD	12,592,432	SGD	17,069,671	10/16	DUB	73,628
USD	15,144,027	SGD	20,530,000	10/16	GSC	87,436
USD	46,528,597	SGD	62,680,302	10/16	SCB	561,269
USD	16,188,067	SGD	21,760,000	11/16	BOA	227,133
USD	7,661,572	SGD	10,300,600	11/16	DUB	106,094
USD	16,059,886	SGD	21,615,000	12/16	BOA	204,626
USD	20,086,061	SGD	27,370,271	12/16	SCB	9,135

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	19,567,193	SGD	26,409,000	03/17	GSC	$195,162
USD	10,391,090	SGD	14,135,000	03/17	SCB	22,494
USD	6,463,459	THB	228,890,121	11/16	DUB	(138,404)
USD	1,072,481	THB	37,998,000	11/16	JPM	(23,484)
USD	4,013,159	THB	141,504,000	11/16	SCB	(68,482)
USD	137,578	THB	4,840,000	07/17	DUB	(1,787)
USD	18,843,965	TRY	56,158,785	10/16	SCB	217,271
USD	18,729,322	TRY	56,158,000	11/16	BNP	223,902
USD	7,551,031	TRY	22,510,000	11/16	CIT	114,456
USD	4,136,853	TRY	12,424,997	11/16	SCB	32,037
USD	6,871,743	TRY	20,831,003	12/16	BNP	35,310
USD	7,207,063	TRY	21,745,871	12/16	DUB	45,491
USD	6,695,190	TWD	211,722,000	10/16	BNP	(73,515)
USD	11,715,438	TWD	395,030,000	01/17	BNP	(992,869)
USD	6,008,992	TWD	201,812,000	01/17	BOA	(485,303)
USD	5,615,629	TWD	189,359,000	01/17	CIT	(475,907)
USD	9,454,860	TWD	318,243,000	01/17	DUB	(781,924)
USD	5,584,605	TWD	189,508,000	01/17	GSC	(512,173)
USD	15,457,276	TWD	518,797,000	01/17	JPM	(1,233,784)
USD	12,448,621	TWD	416,437,000	02/17	BNP	(962,871)
USD	5,489,925	TWD	184,187,000	02/17	CIT	(443,549)
USD	16,241,428	TWD	544,253,000	02/17	GSC	(1,279,517)
USD	7,732,528	TWD	259,898,000	02/17	SCB	(633,132)
USD	9,933,470	ZAR	140,350,000	11/16	SCB	(234,094)
USD	20,023,420	ZAR	271,027,000	11/16	SCB	457,112
ZAR	10,988,000	USD	773,269	11/16	SCB	22,749

Total Forward Foreign Currency Contracts						($5,159,189)

(e)	Purchased options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.63	10/18/16	BNP	$21,765,000	$335,399	$185,003
Call - CNH versus USD	6.63	10/18/16	JPM	21,040,000	325,331	178,840
Call - EUR versus USD	$1.10	11/01/16	DUB	46,187,000	2,276,557	87,755
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	2,549,259	2,204,514
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	2,012,101	5,641,361
Call - CNH versus USD	CNH 6.68	11/02/16	SCB	17,428,000	193,364	102,825
Call - CNH versus USD	6.66	11/03/16	BNP	30,315,000	330,434	233,425
Call - CNH versus USD	6.66	11/03/16	JPM	25,064,000	276,957	200,512
Call - CNH versus USD	6.74	03/07/17	JPM	40,410,000	656,662	581,904
Call - CNH versus USD	6.47	06/15/17	SCB	35,984,000	806,710	1,719,911

					9,762,774	11,136,050

Put - SEK versus EUR	SEK 9.57	11/02/16	GSC	EUR 23,664,000	343,943	103,674
Put - SEK versus EUR	9.52	11/30/16	GSC	7,980,000	119,099	39,443

					463,042	143,117

					$10,225,816	$11,279,167

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (03/21)	21,000.00	03/12/21	GSC	216	$2,337,524	$1,969,948

Total Purchased Options					$12,563,340	$13,249,115

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(f)	Transactions in written options for the nine-month period ended September 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2015	225	409,533,889	$30,903,270
Call Options Written	-	(62,367,000)	(11,224,809)
Call Options Exercised	-	(101,077,000)	(3,078,782)
Call Options Expired	-	(67,240,000)	(1,678,393)
Call Options Closed	(225)	-	(4,401,552)
Put Options Closed	-	(37,627,889)	(485,413)

Outstanding, September 30, 2016	-	141,222,000	$10,034,321

(g)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.10	11/01/16	CIT	$46,187,000	$1,596,146	($87,755)
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	3,915,839	(2,204,514)
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	4,522,336	(5,641,361)

Total Written Options					$10,034,321	($7,933,630)

(h)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	0.371%	$2,000,000	($16,003)	$139,006	($155,009)
China Government	1.000%	12/20/17	BOA	0.253%	16,086,000	(152,013)	(128,626)	(23,387)
Thailand Government	1.000%	12/20/17	BOA	0.190%	6,946,000	(71,038)	37,890	(108,928)
Croatia Government	1.000%	12/20/17	DUB	0.371%	4,040,000	(32,326)	285,508	(317,834)
Croatia Government	1.000%	12/20/17	GSC	0.371%	2,000,000	(16,003)	135,003	(151,006)
Lebanon Government	5.000%	12/20/17	JPM	2.768%	2,500,000	(70,996)	(82,869)	11,873
Croatia Government	1.000%	03/20/18	CIT	0.493%	23,998,000	(185,917)	2,087,266	(2,273,183)
Lebanon Government	5.000%	03/20/18	JPM	3.102%	2,326,000	(67,011)	(98,960)	31,949
Bulgaria Government	1.000%	06/20/18	BNP	0.513%	2,490,000	(21,602)	14,533	(36,135)
Croatia Government	1.000%	06/20/18	BNP	0.582%	5,040,000	(37,743)	410,400	(448,143)
Croatia Government	1.000%	06/20/18	CIT	0.582%	15,660,000	(117,273)	1,471,849	(1,589,122)
Lebanon Government	1.000%	06/20/18	GSC	3.343%	14,621,000	568,373	2,024,302	(1,455,929)
Bulgaria Government	1.000%	12/20/18	BNP	0.572%	3,000,000	(29,229)	32,623	(61,852)
Lebanon Government	5.000%	12/20/18	GSC	3.659%	7,382,000	(221,595)	(413,485)	191,890
Poland Government	1.000%	09/20/19	BOA	0.359%	5,360,000	(103,037)	(91,861)	(11,176)
Croatia Government	1.000%	03/20/20	BNP	1.336%	4,255,000	47,080	327,874	(280,794)
Croatia Government	1.000%	06/20/20	CIT	1.460%	3,782,000	61,694	291,497	(229,803)
Croatia Government	1.000%	06/20/20	GSC	1.460%	5,500,000	89,719	426,094	(336,375)
Qatar Government	1.000%	12/20/20	GSC	0.778%	22,380,000	(210,904)	338,571	(549,475)
Italy Government	1.000%	06/20/21	BOA	1.200%	3,980,000	34,613	69,323	(34,710)
Qatar Government	1.000%	06/20/21	CIT	0.868%	7,993,760	(50,653)	48,981	(99,634)
Qatar Government	1.000%	06/20/21	DUB	0.868%	8,450,000	(53,543)	54,843	(108,386)
Qatar Government	1.000%	06/20/21	GSC	0.868%	8,006,000	(50,730)	44,716	(95,446)
Mexico Government	1.000%	12/20/22	BNP	1.862%	3,000,000	145,618	127,434	18,184
Spain Government	1.000%	12/20/22	BOA	0.842%	20,000,000	(192,814)	4,238,614	(4,431,428)
Qatar Government	1.000%	12/20/22	GSC	1.071%	4,650,000	18,022	(41,238)	59,260
South Africa Government	1.000%	12/20/22	JPM	2.737%	6,750,000	653,906	631,672	22,234
South Africa Government	1.000%	03/20/23	BNP	2.783%	50,000,000	5,132,358	4,657,747	474,611
Qatar Government	1.000%	12/20/23	GSC	1.164%	18,011,000	193,679	36,676	157,003
Qatar Government	1.000%	09/20/24	GSC	1.230%	2,390,000	39,572	(2,072)	41,644
South Africa Government	1.000%	12/20/25	BNP	3.048%	23,341,000	3,618,003	4,299,915	(681,912)

						8,902,207	21,373,226	(12,471,019)

			Exchange
Colombia Government	1.000%	06/20/21	ICE	1.503%	17,492,663	385,872	1,069,397	(683,525)
Mexico Government	1.000%	06/20/21	ICE	1.501%	13,100,000	287,564	476,555	(188,991)
South Africa Government	1.000%	06/20/21	ICE	2.348%	17,160,000	996,969	1,701,513	(704,544)
Italy Government	1.000%	12/20/21	ICE	1.523%	48,904,000	1,216,069	965,536	250,533

						2,886,474	4,213,001	(1,326,527)

						$11,788,681	$25,586,227	($13,797,546)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Belarus	5.000%	12/20/16	DUB	6.352%	$2,480,000	($3,557)	($27,240)	$23,683
Croatia Government	1.000%	03/20/17	CIT	0.279%	2,270,000	8,392	(33,829)	42,221
Turkey Government	1.000%	12/20/17	GSC	0.683%	2,560,000	10,697	(45,649)	56,346
Turkey Government	1.000%	09/20/18	MSC	1.134%	66,081,775	(152,428)	(1,365,521)	1,213,093
Slovenia Government	1.000%	12/20/19	GSC	0.587%	4,727,000	63,602	(59,256)	122,858
Slovenia Government	1.000%	03/20/20	BOA	0.587%	7,711,000	103,751	(132,305)	236,056
Turkey Government	1.000%	06/20/20	BNP	2.000%	4,153,000	(146,949)	(209,755)	62,806
Kazakhstan Government	1.000%	06/20/20	GSC	1.469%	5,920,000	(98,395)	(301,575)	203,180
Turkey Government	1.000%	06/20/20	GSC	2.000%	5,310,000	(187,888)	(224,746)	36,858
Saudi Arabia Government	1.000%	12/20/20	CIT	1.485%	21,838,340	(423,002)	(521,624)	98,622
Saudi Arabia Government	1.000%	12/20/20	DUB	1.485%	1,900,000	(36,802)	(45,197)	8,395
Kazakhstan Government	1.000%	12/20/20	MSC	1.675%	1,890,000	(51,162)	(133,917)	82,755
Poland Government	1.000%	06/20/21	BNP	0.661%	3,490,000	55,469	(7,256)	62,725
Saudi Arabia Government	1.000%	06/20/21	CIT	1.595%	6,350,000	(167,893)	(163,007)	(4,886)
Kazakhstan Government	1.000%	06/20/21	GSC	1.835%	1,570,000	(58,342)	(101,829)	43,487
Saudi Arabia Government	1.000%	06/20/21	GSC	1.595%	3,860,000	(102,058)	(100,369)	(1,689)
Saudi Arabia Government	1.000%	06/20/21	JPM	1.595%	1,390,000	(36,752)	(35,960)	(792)
Kazakhstan Government	1.000%	06/20/21	MSC	1.835%	5,920,000	(219,990)	(476,876)	256,886
Mexico Government	1.000%	12/20/21	BNP	1.637%	20,400,000	(642,466)	(648,681)	6,215
Turkey Government	1.000%	09/20/22	BNP	2.761%	10,543,000	(998,854)	(708,722)	(290,132)

						(3,084,627)	(5,343,314)	2,258,687

			Exchange
Mexico Government	1.000%	12/20/21	ICE	1.650%	3,388,000	(107,503)	(108,535)	1,032

						($3,192,130)	($5,451,849)	$2,259,719

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 25 5Y	1.000%	06/20/21	ICE	$1,000,000	($60,882)	($90,529)	$29,647

					$8,535,669	$20,043,849	($11,508,180)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 151,427,000	($24,235)	$-	($24,235)
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	151,427,000	(24,234)	-	(24,234)
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	159,397,000	(22,850)	-	(22,850)
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	179,590,000	(27,705)	-	(27,705)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	CNY 156,437,000	($17,771)	$-	($17,771)
7-Day CNY-CNRR07	SCB	2.445%	07/16/17	146,412,000	(26,391)	-	(26,391)
7-Day CNY-CNRR07	GSC	2.450%	07/16/17	151,901,000	(26,264)	-	(26,264)
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	116,485,000	(19,023)	-	(19,023)
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	78,941,000	(14,205)	-	(14,205)
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	50,522,000	(9,101)	-	(9,101)
7-Day CNY-CNRR07	DUB	2.455%	08/21/17	105,781,000	(18,275)	-	(18,275)
7-Day CNY-CNRR07	DUB	2.460%	08/21/17	139,040,000	(22,999)	-	(22,999)
7-Day CNY-CNRR07	SCB	2.215%	03/30/18	241,224,000	(190,105)	-	(190,105)
7-Day CNY-CNRR07	GSC	2.560%	05/23/18	52,690,000	(1,186)	-	(1,186)
3-Month RUB-MOSPRIME	CSF	11.560%	10/16/18	RUB 1,163,413,000	2,222,055	-	2,222,055
3-Month RUB-MOSPRIME	CSF	11.400%	10/19/18	387,804,000	710,596	-	710,596
3-Month RUB-MOSPRIME	CSF	11.300%	10/20/18	581,706,000	1,040,570	-	1,040,570
3-Month RUB-MOSPRIME	CSF	11.250%	10/21/18	380,200,000	671,859	-	671,859
3-Month RUB-MOSPRIME	GSC	10.160%	03/18/20	922,883,000	1,142,218	-	1,142,218

					5,342,954	-	5,342,954

	Exchange
1-Day BRL-CETIP	CME	11.770%	01/02/19	BRL 118,358,708	113,257	-	113,257
1-Day BRL-CETIP	CME	11.775%	01/02/19	78,250,110	91,458	-	91,458
1-Day BRL-CETIP	CME	11.860%	01/02/19	52,649,590	75,726	-	75,726
1-Day BRL-CETIP	CME	11.910%	01/02/19	20,930,960	35,450	-	35,450
1-Day BRL-CETIP	CME	11.920%	01/02/19	15,562,494	27,755	-	27,755
1-Day BRL-CETIP	CME	12.000%	01/02/19	91,968,640	199,562	-	199,562
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$4,100,000	125,937	-	125,937
3-Month USD-LIBOR	LCH	1.800%	06/29/20	7,770,000	233,601	-	233,601
3-Month USD-LIBOR	LCH	1.744%	07/31/20	17,530,000	448,685	-	448,685
3-Month USD-LIBOR	LCH	1.750%	07/31/20	4,127,000	106,094	-	106,094
3-Month USD-LIBOR	LCH	1.784%	07/31/20	5,240,000	142,099	-	142,099
3-Month USD-LIBOR	LCH	1.739%	08/12/20	10,407,000	260,508	-	260,508
3-Month USD-LIBOR	LCH	1.621%	08/14/20	11,070,000	225,728	-	225,728
3-Month USD-LIBOR	LCH	1.680%	08/17/20	10,999,000	249,737	-	249,737
3-Month USD-LIBOR	LCH	1.689%	08/17/20	11,737,000	270,659	-	270,659
3-Month USD-LIBOR	LCH	1.698%	08/19/20	16,954,000	396,001	-	396,001
3-Month USD-LIBOR	LCH	1.550%	08/22/20	12,000,000	221,121	-	221,121
3-Month USD-LIBOR	LCH	1.555%	08/22/20	2,988,000	55,649	-	55,649
3-Month USD-LIBOR	LCH	1.560%	08/22/20	5,826,000	109,654	-	109,654
3-Month USD-LIBOR	LCH	1.566%	09/17/20	19,927,000	354,532	-	354,532
3-Month USD-LIBOR	LCH	1.649%	09/18/20	14,457,000	303,066	-	303,066
3-Month USD-LIBOR	LCH	1.650%	09/18/20	5,861,000	123,154	-	123,154
3-Month USD-LIBOR	LCH	1.541%	09/23/20	780,000	13,005	-	13,005
3-Month USD-LIBOR	LCH	1.545%	09/23/20	780,000	13,120	-	13,120
3-Month USD-LIBOR	LCH	1.424%	10/28/20	5,660,000	95,488	-	95,488
3-Month USD-LIBOR	LCH	1.426%	10/28/20	5,660,000	96,115	-	96,115
3-Month USD-LIBOR	LCH	1.383%	10/29/20	5,840,000	87,897	-	87,897
3-Month USD-LIBOR	LCH	1.523%	11/04/20	9,600,000	202,549	-	202,549
3-Month USD-LIBOR	LCH	1.531%	11/05/20	11,670,000	250,353	-	250,353
3-Month USD-LIBOR	LCH	1.533%	11/05/20	5,835,000	125,500	-	125,500
3-Month USD-LIBOR	LCH	1.540%	11/05/20	5,835,000	127,441	-	127,441
3-Month USD-LIBOR	LCH	1.555%	11/09/20	5,647,000	126,592	-	126,592
3-Month USD-LIBOR	LCH	1.668%	11/12/20	7,717,000	210,701	-	210,701
3-Month USD-LIBOR	LCH	1.114%	02/23/21	3,447,000	(2,872)	-	(2,872)
3-Month USD-LIBOR	LCH	1.117%	02/23/21	985,000	(690)	-	(690)
3-Month USD-LIBOR	LCH	1.168%	02/25/21	6,686,000	10,062	-	10,062
3-Month USD-LIBOR	LCH	1.170%	02/25/21	3,343,000	5,327	-	5,327
3-Month USD-LIBOR	LCH	1.150%	03/03/21	3,347,000	2,463	-	2,463
3-Month USD-LIBOR	LCH	1.272%	03/07/21	8,384,000	50,181	-	50,181
3-Month USD-LIBOR	LCH	1.158%	06/23/21	4,429,000	12,219	-	12,219
3-Month USD-LIBOR	LCH	1.170%	06/24/21	2,954,000	10,087	-	10,087
3-Month USD-LIBOR	LCH	1.179%	06/24/21	4,054,000	15,635	-	15,635
3-Month USD-LIBOR	LCH	1.189%	06/27/21	4,054,000	17,266	-	17,266
3-Month USD-LIBOR	LCH	1.207%	06/27/21	4,055,000	20,758	-	20,758
3-Month USD-LIBOR	LCH	1.209%	06/27/21	4,054,000	21,251	-	21,251
3-Month USD-LIBOR	LCH	0.966%	06/28/21	4,490,000	(30,111)	-	(30,111)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	4,054,000	(28,636)	-	(28,636)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	4,054,000	(26,743)	-	(26,743)
3-Month USD-LIBOR	LCH	1.199%	09/01/21	14,410,000	20,829	-	20,829
3-Month USD-LIBOR	LCH	1.212%	09/02/21	12,309,000	25,501	-	25,501

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	2.100%	07/27/22	$7,045,000	$364,610	($3,589)	$368,199
3-Month USD-LIBOR	LCH	2.058%	07/30/22	7,351,000	361,153	-	361,153
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	NZD 12,865,000	1,351,555	-	1,351,555
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	7,820,000	821,824	-	821,824
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	21,034,000	2,049,062	-	2,049,062
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	8,124,000	694,168	-	694,168
28-Day MXN-TIIE	CME	6.290%	10/01/25	MXN 143,537,000	(27,206)	-	(27,206)
28-Day MXN-TIIE	CME	6.235%	10/02/25	72,233,000	(28,828)	-	(28,828)
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	EUR 8,946,000	741,448	557,783	183,665
28-Day MXN-TIIE	CME	6.088%	06/30/26	MXN 242,700,000	(282,471)	-	(282,471)
28-Day MXN-TIIE	CME	6.126%	06/30/26	434,600,000	(439,530)	-	(439,530)
6-Month PLN-WIBOR	LCH	2.226%	07/28/26	PLN 17,620,000	(12,341)	-	(12,341)
6-Month PLN-WIBOR	LCH	2.220%	08/01/26	12,713,000	(11,092)	-	(11,092)
6-Month PLN-WIBOR	LCH	2.280%	09/21/26	4,602,000	730	-	730
6-Month PLN-WIBOR	LCH	2.300%	09/21/26	17,028,000	10,673	-	10,673

					11,234,476	554,194	10,680,282

					$16,577,430	$554,194	$16,023,236

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.010%	06/28/20	SAR 29,100,000	$98,404	$-	$98,404
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	15,350,000	182,520	-	182,520
3-Month SAR-SAIBOR	DUB	3.025%	08/02/20	64,450,000	344,314	-	344,314
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	39,120,000	549,929	-	549,929
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	38,879,000	478,293	-	478,293
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	41,944,000	528,780	-	528,780
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	43,204,000	515,500	-	515,500
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	40,793,000	484,692	-	484,692
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	37,907,000	428,302	-	428,302
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	98,174,000	117,610	-	117,610
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	75,022,000	1,032,156	-	1,032,156
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	75,021,000	978,325	-	978,325
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	27,232,000	387,312	-	387,312
3-Month SAR-SAIBOR	GSC	2.350%	10/29/20	22,000,000	190,890	-	190,890
3-Month SAR-SAIBOR	GSC	2.540%	11/04/20	37,650,000	244,057	-	244,057
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	45,180,000	277,996	-	277,996
3-Month SAR-SAIBOR	GSC	2.580%	11/05/20	22,590,000	133,296	-	133,296
3-Month SAR-SAIBOR	DUB	3.090%	11/12/20	111,080,000	152,114	-	152,114
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	16,712,000	142,646	-	142,646
3-Month SAR-SAIBOR	DUB	2.637%	02/25/21	40,110,000	368,543	-	368,543
3-Month SAR-SAIBOR	DUB	2.620%	03/03/21	13,200,000	118,572	-	118,572
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	33,426,000	245,800	-	245,800
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 6,700,000	(10,464)	-	(10,464)
3-Month AED-EIBOR	GSC	2.505%	06/15/21	6,700,000	(10,695)	-	(10,695)
3-Month AED-EIBOR	GSC	2.590%	06/16/21	6,699,000	(17,925)	-	(17,925)
3-Month AED-EIBOR	GSC	2.520%	06/21/21	6,699,000	(14,212)	-	(14,212)
3-Month AED-EIBOR	GSC	2.755%	06/23/21	17,395,000	(89,969)	-	(89,969)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	14,494,000	(70,911)	-	(70,911)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	14,494,000	(74,681)	-	(74,681)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	11,595,000	(63,515)	-	(63,515)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	14,494,000	(81,280)	-	(81,280)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	11,595,000	(65,023)	-	(65,023)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	14,500,000	(5,748)	-	(5,748)
3-Month AED-EIBOR	DUB	2.370%	06/29/21	15,941,000	(254)	-	(254)
3-Month AED-EIBOR	DUB	2.390%	06/29/21	14,492,000	(4,520)	-	(4,520)
3-Month ILS-TELBOR	GSC	0.728%	09/01/21	ILS 53,687,000	(79,229)	-	(79,229)
3-Month ILS-TELBOR	GSC	0.761%	09/02/21	47,100,000	(89,553)	-	(89,553)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 28,211,000	568,770	-	568,770
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	28,073,000	579,155	-	579,155

					8,469,997	-	8,469,997

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.250%	12/21/18	$4,093,000	($16,502)	($15,259)	($1,243)
6-Month EUR-LIBOR	LCH	0.250%	12/21/21	EUR 78,478,000	(1,708,668)	(1,513,298)	(195,370)
1-Day BRL-CETIP	CME	11.701%	01/02/23	BRL 37,132,018	(114,864)	-	(114,864)
1-Day BRL-CETIP	CME	11.840%	01/02/23	16,503,770	(75,652)	-	(75,652)
1-Day BRL-CETIP	CME	11.842%	01/02/23	24,831,472	(117,252)	-	(117,252)
1-Day BRL-CETIP	CME	11.930%	01/02/23	6,568,234	(36,314)	-	(36,314)
1-Day BRL-CETIP	CME	11.940%	01/02/23	4,898,998	(27,739)	-	(27,739)
1-Day BRL-CETIP	CME	12.020%	01/02/23	29,080,926	(188,498)	-	(188,498)
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	EUR 8,945,838	(741,435)	(420,058)	(321,377)
3-Month USD-LIBOR	LCH	1.295%	07/13/26	$11,302,000	152,260	-	152,260
3-Month USD-LIBOR	LCH	1.300%	07/13/26	7,534,000	97,536	-	97,536
3-Month USD-LIBOR	LCH	1.368%	07/14/26	8,404,000	54,517	-	54,517
6-Month HUF-BUBOR	LCH	1.923%	07/28/26	HUF 1,248,200,000	(6,768)	-	(6,768)
6-Month HUF-BUBOR	LCH	1.940%	08/01/26	878,300,000	(8,845)	-	(8,845)
3-Month USD-LIBOR	LCH	1.418%	08/18/26	$10,022,000	30,650	-	30,650
6-Month HUF-BUBOR	LCH	1.888%	09/21/26	HUF 851,505,000	15,801	-	15,801
6-Month HUF-BUBOR	LCH	1.930%	09/21/26	345,205,000	1,516	-	1,516
6-Month HUF-BUBOR	LCH	1.935%	09/21/26	336,574,000	911	-	911
6-Month EUR-LIBOR	LCH	0.750%	12/21/26	EUR 18,649,000	(946,925)	(754,323)	(192,602)
3-Month USD-LIBOR	LCH	2.250%	12/21/46	$4,601,000	(505,087)	(447,602)	(57,485)

					(4,141,358)	(3,150,540)	(990,818)

					$4,328,639	($3,150,540)	$7,479,179

					$20,906,069	($2,596,346)	$23,502,415

Total Swap Agreements					$29,441,738	$17,447,503	$11,994,235

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Canada	$2,438,370	$2,438,370	$-	$-
	Singapore	6,406,692	-	6,406,692	-

	Total Common Stocks	8,845,062	2,438,370	6,406,692	-

	Corporate Bonds & Notes	11,236,775	-	8,273,645	2,963,130
	Senior Loan Notes	11,149,232	-	-	11,149,232
	Mortgage-Backed Securities	3,654,219	-	3,654,219	-
	Foreign Government Bonds & Notes	620,148,889	-	620,148,889	-
	Short-Term Investments	158,288,946	-	158,288,946	-
	Derivatives:
	Credit Contracts
	Swaps	13,731,022	-	13,731,022	-
	Equity Contracts
	Futures	27,336	27,336	-	-
	Purchased Options	1,969,948	-	1,969,948	-

	Total Equity Contracts	1,997,284	27,336	1,969,948	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	15,112,721	-	15,112,721	-
	Purchased Options	11,279,167	-	11,279,167	-

	Total Foreign Currency Contracts	26,391,888	-	26,391,888	-

	Interest Rate Contracts
	Swaps	27,413,461	-	27,413,461	-

	Total Asset - Derivatives	69,533,655	27,336	69,506,319	-

	Total Assets	882,856,778	2,465,706	866,278,710	14,112,362

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(5,195,353)	-	(5,195,353)	-
	Equity Contracts
	Futures	(687,714)	(687,714)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(20,271,910)	-	(20,271,910)	-
	Written Options	(7,933,630)	-	(7,933,630)	-

	Total Foreign Currency Contracts	(28,205,540)	-	(28,205,540)	-

	Interest Rate Contracts
	Futures	(413,747)	(413,747)	-	-
	Swaps	(6,507,392)	-	(6,507,392)	-

	Total Interest Rate Contracts	(6,921,139)	(413,747)	(6,507,392)	-

	Total Liabilities - Derivatives	(41,009,746)	(1,101,461)	(39,908,285)	-

	Total Liabilities	(41,009,746)	(1,101,461)	(39,908,285)	-

	Total	$841,847,032	$1,364,245	$826,370,425	$14,112,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2016:

	Corporate Bonds & Notes	Senior Loan Notes	Foreign Government Bonds & Notes	Total
Value, Beginning of Period	$-	$-	$18,827,554	$18,827,554
Purchases	3,213,283	4,563,563	5,324,975	13,101,821
Sales (Includes Paydowns)	-	-	(3,731,101)	(3,731,101)
Accrued Discounts (Premiums)	-	3,566	(260,284)	(256,718)
Net Realized Gains (Losses)	-	-	(102,697)	(102,697)
Change in Net Unrealized Appreciation (Depreciation)	(250,153)	71,244	(62,640)	(241,549)
Transfers In	-	6,510,859	-	6,510,859
Transfers Out	-	-	(19,995,807)	(19,995,807)

Value, End of Period	$2,963,130	$11,149,232	$-	$14,112,362

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($250,153)	$71,244	$-	($178,909)

Additional information about Level 3 fair value measurements as of September 30, 2016 was as follows:

	Value at 09/30/16	Valuation Technique	Unobservable Input	Range	Weighted Average
Senior Loan Notes	$11,149,232	Demand Yield Model	Spread on comparable bonds	511.8 - 933.7	717.9

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a value of $2,963,130 were provided by a single broker quote.

Transfers between levels of the fair value hierarchy during the nine-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$6,510,859	2	3	Methodology Approved by the Trustee Valuation Committee (observable inputs)	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)
19,995,807	3	2	Unobservable Single Broker Quote	Vendor Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,496,961	$46,238,208
PD Aggregate Bond Index Portfolio ‘P’ *	18,504,028	226,522,759
PD High Yield Bond Market Portfolio ‘P’ *	2,616,441	36,634,912
PD Large-Cap Growth Index Portfolio ‘P’ *	1,945,341	51,817,109
PD Large-Cap Value Index Portfolio ‘P’ *	2,803,631	67,391,232
PD Small-Cap Growth Index Portfolio ‘P’ *	477,158	11,107,765
PD Small-Cap Value Index Portfolio ‘P’ *	1,047,626	21,831,446
PD Emerging Markets Portfolio ‘P’ *	771,828	11,101,349
PD International Large-Cap Portfolio ‘P’ *	3,051,189	47,441,568

Total Affiliated Mutual Funds (Cost $448,521,694)		520,086,348

TOTAL INVESTMENTS - 100.0% (Cost $448,521,694)		520,086,348

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(125,097)

NET ASSETS - 100.0%		$519,961,251

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	11,033,441	$113,446,969
PD Aggregate Bond Index Portfolio ‘P’ *	45,217,626	553,545,501
PD High Yield Bond Market Portfolio ‘P’ *	7,101,597	99,435,218
PD Large-Cap Growth Index Portfolio ‘P’ *	11,062,737	294,672,792
PD Large-Cap Value Index Portfolio ‘P’ *	13,947,738	335,263,545
PD Small-Cap Growth Index Portfolio ‘P’ *	3,630,077	84,504,630
PD Small-Cap Value Index Portfolio ‘P’ *	5,976,728	124,548,812
PD Emerging Markets Portfolio ‘P’ *	5,882,574	84,610,209
PD International Large-Cap Portfolio ‘P’ *	17,826,297	277,173,076

Total Affiliated Mutual Funds (Cost $1,663,961,474)		1,967,200,752

TOTAL INVESTMENTS - 100.0% (Cost $1,663,961,474)		1,967,200,752

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(440,495)

NET ASSETS - 100.0%		$1,966,760,257

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$520,086,348	$520,086,348	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,967,200,752	$1,967,200,752	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PACIFIC OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,136,835	$11,689,054
PD Aggregate Bond Index Portfolio ‘P’ *	7,231,603	88,527,897
PD High Yield Bond Market Portfolio ‘P’ *	1,320,422	18,488,303
PD Large-Cap Growth Index Portfolio ‘P’ *	4,334,168	115,447,130
PD Large-Cap Value Index Portfolio ‘P’ *	5,311,097	127,663,516
PD Small-Cap Growth Index Portfolio ‘P’ *	1,655,317	38,534,147
PD Small-Cap Value Index Portfolio ‘P’ *	2,723,488	56,754,662
PD Emerging Markets Portfolio ‘P’ *	2,689,231	38,679,725
PD International Large-Cap Portfolio ‘P’ *	7,500,525	116,622,284

Total Affiliated Mutual Funds (Cost $502,287,088)		612,406,718

TOTAL INVESTMENTS - 100.0% (Cost $502,287,088)		612,406,718

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(140,655)

NET ASSETS - 100.0%		$612,266,063

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,393,450	$56,093,459
Diversified Bond Portfolio ‘P’ *	34,824,816	444,705,514
Floating Rate Income Portfolio ‘P’ *	5,444,518	59,996,836
Floating Rate Loan Portfolio ‘P’ *	6,785,519	58,711,733
High Yield Bond Portfolio ‘P’ *	10,960,061	87,350,203
Inflation Managed Portfolio ‘P’ *	8,573,265	100,877,008
Inflation Strategy Portfolio ‘P’ *	3,834,039	39,866,819
Managed Bond Portfolio ‘P’ *	22,622,549	310,541,399
Short Duration Bond Portfolio ‘P’ *	32,084,298	323,335,576
Emerging Markets Debt Portfolio ‘P’ *	9,275,326	105,147,897
Comstock Portfolio ‘P’ *	2,177,401	30,224,501
Dividend Growth Portfolio ‘P’ *	872,057	15,695,450
Equity Index Portfolio ‘P’ *	572,655	29,381,297
Growth Portfolio ‘P’ *	385,319	9,052,224
Large-Cap Growth Portfolio ‘P’ *	2,123,082	21,024,651
Large-Cap Value Portfolio ‘P’ *	4,851,782	95,928,431
Main Street Core Portfolio ‘P’ *	639,515	22,453,101
Mid-Cap Equity Portfolio ‘P’ *	359,576	6,966,024
Mid-Cap Value Portfolio ‘P’ *	1,861,277	41,566,553
Value Advantage Portfolio ‘P’ *	2,977,349	40,722,959
International Large-Cap Portfolio ‘P’ *	6,390,263	52,608,691
International Value Portfolio ‘P’ *	2,401,231	27,329,910
Absolute Return Portfolio ‘P’ *	11,611,683	109,746,343
Currency Strategies Portfolio ‘P’ *	4,067,492	46,432,325
Equity Long/Short Portfolio ‘P’ *	5,552,641	68,188,093
Global Absolute Return Portfolio ‘P’ *	7,986,720	90,724,892

Total Affiliated Mutual Funds (Cost $2,100,069,804)		2,294,671,889

TOTAL INVESTMENTS - 100.0% (Cost $2,100,069,804)		2,294,671,889

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(412,178)

NET ASSETS - 100.0%		$2,294,259,711

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$612,406,718	$612,406,718	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,294,671,889	$2,294,671,889	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,108,397	$53,128,822
Diversified Bond Portfolio ‘P’ *	45,188,909	577,052,793
Floating Rate Income Portfolio ‘P’ *	6,417,117	70,714,566
Floating Rate Loan Portfolio ‘P’ *	9,880,961	85,495,056
High Yield Bond Portfolio ‘P’ *	15,046,077	119,915,202
Inflation Managed Portfolio ‘P’ *	7,170,773	84,374,631
Inflation Strategy Portfolio ‘P’ *	3,366,184	35,002,009
Managed Bond Portfolio ‘P’ *	27,402,564	376,157,028
Short Duration Bond Portfolio ‘P’ *	30,408,947	306,451,908
Emerging Markets Debt Portfolio ‘P’ *	9,429,920	106,900,426
Comstock Portfolio ‘P’ *	6,623,038	91,934,399
Dividend Growth Portfolio ‘P’ *	2,565,106	46,167,298
Equity Index Portfolio ‘P’ *	977,329	50,143,969
Growth Portfolio ‘P’ *	2,287,267	53,734,287
Large-Cap Growth Portfolio ‘P’ *	8,562,467	84,793,183
Large-Cap Value Portfolio ‘P’ *	8,790,645	173,806,813
Long/Short Large-Cap Portfolio ‘P’ *	4,360,635	64,741,646
Main Street Core Portfolio ‘P’ *	2,430,993	85,351,112
Mid-Cap Equity Portfolio ‘P’ *	1,515,182	29,353,427
Mid-Cap Value Portfolio ‘P’ *	5,065,012	113,113,258
Small-Cap Equity Portfolio ‘P’ *	676,085	15,193,466
Small-Cap Growth Portfolio ‘P’ *	1,654,194	23,616,133
Small-Cap Index Portfolio ‘P’ *	601,161	11,473,009
Small-Cap Value Portfolio ‘P’ *	900,751	18,957,264
Value Advantage Portfolio ‘P’ *	8,148,913	111,457,480
Emerging Markets Portfolio ‘P’ *	6,565,061	99,018,002
International Large-Cap Portfolio ‘P’ *	10,088,353	83,053,711
International Small-Cap Portfolio ‘P’ *	7,929,517	97,605,005
International Value Portfolio ‘P’ *	3,770,134	42,910,256
Absolute Return Portfolio ‘P’ *	10,985,010	103,823,423
Currency Strategies Portfolio ‘P’ *	9,130,301	104,226,662
Equity Long/Short Portfolio ‘P’ *	8,753,117	107,490,901
Global Absolute Return Portfolio ‘P’ *	12,617,912	143,332,764

Total Affiliated Mutual Funds (Cost $3,103,413,669)		3,570,489,909

TOTAL INVESTMENTS - 100.0% (Cost $3,103,413,669)		3,570,489,909

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(655,432)

NET ASSETS - 100.0%		$3,569,834,477

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	15,341,237	$159,553,359
Diversified Bond Portfolio ‘P’ *	103,290,026	1,318,991,735
Floating Rate Income Portfolio ‘P’ *	15,564,296	171,513,542
Floating Rate Loan Portfolio ‘P’ *	25,679,154	222,188,985
High Yield Bond Portfolio ‘P’ *	38,167,205	304,187,472
Inflation Managed Portfolio ‘P’ *	21,769,604	256,151,236
Inflation Strategy Portfolio ‘P’ *	11,663,014	121,273,487
Managed Bond Portfolio ‘P’ *	63,001,450	864,825,571
Short Duration Bond Portfolio ‘P’ *	67,147,607	676,692,700
Emerging Markets Debt Portfolio ‘P’ *	29,381,419	333,076,644
Comstock Portfolio ‘P’ *	23,820,910	330,658,077
Dividend Growth Portfolio ‘P’ *	10,327,186	185,870,756
Equity Index Portfolio ‘P’ *	5,828,196	299,028,064
Growth Portfolio ‘P’ *	8,448,503	198,478,909
Large-Cap Growth Portfolio ‘P’ *	30,826,581	305,272,301
Large-Cap Value Portfolio ‘P’ *	32,448,766	641,570,308
Long/Short Large-Cap Portfolio ‘P’ *	19,344,955	287,211,426
Main Street Core Portfolio ‘P’ *	8,449,021	296,641,495
Mid-Cap Equity Portfolio ‘P’ *	13,789,744	267,147,026
Mid-Cap Growth Portfolio ‘P’ *	7,699,540	87,114,766
Mid-Cap Value Portfolio ‘P’ *	21,421,008	478,379,938
Small-Cap Equity Portfolio ‘P’ *	9,340,448	209,905,381
Small-Cap Growth Portfolio ‘P’ *	9,524,803	135,981,058
Small-Cap Index Portfolio ‘P’ *	12,458,754	237,772,241
Small-Cap Value Portfolio ‘P’ *	5,599,743	117,852,528
Value Advantage Portfolio ‘P’ *	33,891,473	463,553,641
Emerging Markets Portfolio ‘P’ *	39,490,292	595,615,167
International Large-Cap Portfolio ‘P’ *	56,618,194	466,116,815
International Small-Cap Portfolio ‘P’ *	35,769,323	440,287,205
International Value Portfolio ‘P’ *	26,294,130	299,269,926
Real Estate Portfolio ‘P’ *	4,894,264	121,910,267
Absolute Return Portfolio ‘P’ *	23,991,580	226,753,373
Currency Strategies Portfolio ‘P’ *	42,361,243	483,573,412
Equity Long/Short Portfolio ‘P’ *	40,440,703	496,623,962
Global Absolute Return Portfolio ‘P’ *	32,794,236	372,525,077

Total Affiliated Mutual Funds (Cost $10,625,970,944)		12,473,567,850

TOTAL INVESTMENTS - 100.0% (Cost $10,625,970,944)		12,473,567,850

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,258,068)

NET ASSETS - 100.0%		$12,471,309,782

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,570,489,909	$3,570,489,909	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$12,473,567,850	$12,473,567,850	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	9,709,340	$100,979,977
Diversified Bond Portfolio ‘P’ *	69,271,076	884,576,953
Floating Rate Income Portfolio ‘P’ *	1,829,283	20,158,107
Floating Rate Loan Portfolio ‘P’ *	2,347,458	20,311,393
High Yield Bond Portfolio ‘P’ *	9,220,059	73,482,626
Inflation Managed Portfolio ‘P’ *	5,969,954	70,245,240
Inflation Strategy Portfolio ‘P’ *	2,878,508	29,931,084
Managed Bond Portfolio ‘P’ *	42,341,476	581,224,579
Short Duration Bond Portfolio ‘P’ *	17,300,772	174,351,798
Emerging Markets Debt Portfolio ‘P’ *	6,547,003	74,218,801
Comstock Portfolio ‘P’ *	20,450,951	283,879,675
Dividend Growth Portfolio ‘P’ *	9,670,768	174,056,424
Equity Index Portfolio ‘P’ *	4,808,317	246,700,987
Growth Portfolio ‘P’ *	9,998,375	234,889,724
Large-Cap Growth Portfolio ‘P’ *	32,870,469	325,512,702
Large-Cap Value Portfolio ‘P’ *	29,390,678	581,106,430
Long/Short Large-Cap Portfolio ‘P’ *	20,881,707	310,027,344
Main Street Core Portfolio ‘P’ *	7,586,732	266,366,900
Mid-Cap Equity Portfolio ‘P’ *	17,790,967	344,662,236
Mid-Cap Growth Portfolio ‘P’ *	8,130,312	91,988,648
Mid-Cap Value Portfolio ‘P’ *	28,851,782	644,326,054
Small-Cap Equity Portfolio ‘P’ *	8,610,585	193,503,366
Small-Cap Growth Portfolio ‘P’ *	9,368,358	133,747,565
Small-Cap Index Portfolio ‘P’ *	18,717,444	357,217,796
Small-Cap Value Portfolio ‘P’ *	9,176,823	193,135,978
Value Advantage Portfolio ‘P’ *	33,336,380	455,961,303
Emerging Markets Portfolio ‘P’ *	48,303,753	728,544,830
International Large-Cap Portfolio ‘P’ *	83,363,525	686,301,311
International Small-Cap Portfolio ‘P’ *	37,984,389	467,552,615
International Value Portfolio ‘P’ *	29,007,354	330,150,827
Real Estate Portfolio ‘P’ *	8,023,332	199,851,595
Absolute Return Portfolio ‘P’ *	5,770,851	54,542,461
Currency Strategies Portfolio ‘P’ *	34,999,384	399,534,348
Equity Long/Short Portfolio ‘P’ *	33,272,238	408,593,066
Global Absolute Return Portfolio ‘P’ *	17,987,538	204,328,866

Total Affiliated Mutual Funds (Cost $8,675,538,639)		10,345,963,609

TOTAL INVESTMENTS - 100.0% (Cost $8,675,538,639)		10,345,963,609

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,876,673)

NET ASSETS - 100.0%		$10,344,086,936

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	8,881,862	$113,419,493
Managed Bond Portfolio ‘P’ *	4,541,655	62,343,635
Comstock Portfolio ‘P’ *	4,575,649	63,514,594
Dividend Growth Portfolio ‘P’ *	2,326,796	41,878,139
Equity Index Portfolio ‘P’ *	1,079,855	55,404,248
Growth Portfolio ‘P’ *	2,252,528	52,918,169
Large-Cap Growth Portfolio ‘P’ *	7,538,704	74,654,973
Large-Cap Value Portfolio ‘P’ *	6,747,265	133,405,524
Long/Short Large-Cap Portfolio ‘P’ *	4,649,278	69,027,088
Main Street Core Portfolio ‘P’ *	1,632,109	57,302,654
Mid-Cap Equity Portfolio ‘P’ *	4,391,542	85,076,816
Mid-Cap Growth Portfolio ‘P’ *	2,143,416	24,251,211
Mid-Cap Value Portfolio ‘P’ *	7,132,920	159,294,355
Small-Cap Equity Portfolio ‘P’ *	2,871,323	64,526,469
Small-Cap Growth Portfolio ‘P’ *	2,175,465	31,058,074
Small-Cap Index Portfolio ‘P’ *	4,255,568	81,216,469
Small-Cap Value Portfolio ‘P’ *	3,293,612	69,317,551
Value Advantage Portfolio ‘P’ *	7,663,845	104,822,918
Emerging Markets Portfolio ‘P’ *	13,902,330	209,682,887
International Large-Cap Portfolio ‘P’ *	22,211,412	182,858,407
International Small-Cap Portfolio ‘P’ *	10,140,066	124,814,811
International Value Portfolio ‘P’ *	7,970,320	90,715,189
Real Estate Portfolio ‘P’ *	2,579,188	64,244,488
Currency Strategies Portfolio ‘P’ *	7,508,267	85,710,383
Equity Long/Short Portfolio ‘P’ *	7,137,729	87,653,457
Global Absolute Return Portfolio ‘P’ *	3,858,768	43,833,549

Total Affiliated Mutual Funds (Cost $1,869,130,674)		2,232,945,551

TOTAL INVESTMENTS - 100.0% (Cost $1,869,130,674)		2,232,945,551

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(414,093)

NET ASSETS - 100.0%		$2,232,531,458

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$10,345,963,609	$10,345,963,609	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,232,945,551	$2,232,945,551	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 99.9%

DFA Intermediate Government Fixed Income Portfolio ‘I’	268,397	$3,486,471
DFA Intermediate Term Extended Quality Portfolio ‘I’	313,515	3,483,157
DFA Large Cap International Portfolio ‘I’	120,954	2,408,185
DFA Short-Term Extended Quality Portfolio ‘I’	175,850	1,922,043
DFA US Core Equity 1 Portfolio ‘I’	261,776	4,819,289
DFA US Large Co Portfolio ‘I’	198,510	3,370,692
DFA VA International Small Portfolio ‘I’	80,133	959,996
DFA VA Short-Term Fixed Portfolio ‘I’	70,235	719,909
DFA VA US Large Value Portfolio ‘I’	42,496	960,404
DFA VA US Targeted Value Portfolio ‘I’	108,109	1,921,089

Total Mutual Funds (Cost $23,560,665)		24,051,235

TOTAL INVESTMENTS - 99.9% (Cost $23,560,665)		24,051,235

OTHER ASSETS & LIABILITIES, NET - 0.1%		35,890

NET ASSETS - 100.0%		$24,087,125

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PSF DFA Balanced Allocation Portfolio
Assets	Mutual Funds	$24,051,235	$24,051,235	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.0%

Basic Materials - 2.1%

BHP Billiton Finance USA Ltd (Australia)
2.050% due 09/30/18	$150,000	$152,086
6.500% due 04/01/19	350,000	392,153
CF Industries Inc 6.875% due 05/01/18	200,000	215,214
EI du Pont de Nemours & Co
5.750% due 03/15/19	200,000	220,558
6.000% due 07/15/18	200,000	216,166
LyondellBasell Industries NV 5.000% due 04/15/19	400,000	429,520
Monsanto Co 5.125% due 04/15/18	101,000	106,475
Nucor Corp 5.850% due 06/01/18	150,000	160,355
Potash Corp of Saskatchewan Inc (Canada) 6.500% due 05/15/19	200,000	223,042
Praxair Inc 1.050% due 11/07/17	200,000	199,964
Rio Tinto Finance USA Ltd (United Kingdom) 9.000% due 05/01/19	400,000	472,810
The Dow Chemical Co
5.700% due 05/15/18	200,000	213,304
8.550% due 05/15/19	350,000	410,686
Vale Overseas Ltd (Brazil) 5.625% due 09/15/19	250,000	264,687

		3,677,020

Communications - 7.2%

21st Century Fox America Inc 7.250% due 05/18/18	200,000	218,474
Alibaba Group Holding Ltd (China) 1.625% due 11/28/17	200,000	200,507
Amazon.com Inc 1.200% due 11/29/17	200,000	200,230
AT&T Inc
1.400% due 12/01/17	600,000	600,534
1.750% due 01/15/18	250,000	251,313
2.300% due 03/11/19	55,000	55,953
2.375% due 11/27/18	300,000	305,795
5.500% due 02/01/18	550,000	579,655
5.600% due 05/15/18	346,000	368,679
Baidu Inc (China)
2.250% due 11/28/17	200,000	201,851
3.250% due 08/06/18	200,000	205,418
British Telecommunications PLC (United Kingdom) 5.950% due 01/15/18	300,000	317,466
CBS Corp 2.300% due 08/15/19	225,000	228,218
Cisco Systems Inc
1.400% due 02/28/18	100,000	100,404
1.400% due 09/20/19	300,000	300,437
1.600% due 02/28/19	950,000	957,429
1.650% due 06/15/18	300,000	302,468
Comcast Corp
5.875% due 02/15/18	200,000	212,440
6.300% due 11/15/17	350,000	369,542
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	200,000	219,645
eBay Inc 2.200% due 08/01/19	350,000	354,882
Historic TW Inc 6.875% due 06/15/18	250,000	272,657

	Principal Amount	Value
Juniper Networks Inc 3.125% due 02/26/19	$50,000	$51,362
Omnicom Group Inc 6.250% due 07/15/19	150,000	168,545
Orange SA (France)
2.750% due 02/06/19	200,000	205,982
5.375% due 07/08/19	250,000	276,625
Rogers Communications Inc (Canada) 6.800% due 08/15/18	300,000	328,926
Telefonica Emisiones SAU (Spain)
3.192% due 04/27/18	250,000	255,989
5.877% due 07/15/19	200,000	222,235
The Walt Disney Co
1.100% due 12/01/17	200,000	200,176
1.650% due 01/08/19	200,000	202,368
1.850% due 05/30/19	300,000	305,143
Time Warner Cable LLC
6.750% due 07/01/18	400,000	434,790
8.250% due 04/01/19	350,000	403,219
8.750% due 02/14/19	200,000	230,764
Verizon Communications Inc
1.100% due 11/01/17	250,000	249,668
1.375% due 08/15/19	100,000	99,580
2.550% due 06/17/19	200,000	205,866
3.650% due 09/14/18	550,000	574,307
Viacom Inc
2.200% due 04/01/19	250,000	250,896
5.625% due 09/15/19	200,000	218,751
Vodafone Group PLC (United Kingdom)
1.500% due 02/19/18	685,000	684,751
5.450% due 06/10/19	20,000	21,985

		12,415,925

Consumer, Cyclical - 7.3%

American Honda Finance Corp
1.500% due 03/13/18	48,000	48,206
1.550% due 12/11/17	400,000	402,021
1.700% due 02/22/19	100,000	100,881
2.125% due 10/10/18	300,000	305,446
2.250% due 08/15/19	250,000	256,301
Costco Wholesale Corp 1.125% due 12/15/17	319,000	319,700
CVS Health Corp
1.900% due 07/20/18	250,000	252,521
2.250% due 12/05/18	350,000	356,467
2.250% due 08/12/19	200,000	203,990
Dollar General Corp 1.875% due 04/15/18	250,000	251,549
DR Horton Inc 3.750% due 03/01/19	150,000	156,938
Ford Motor Credit Co LLC
1.724% due 12/06/17	350,000	350,422
2.021% due 05/03/19	250,000	250,734
2.145% due 01/09/18	350,000	351,924
2.240% due 06/15/18	250,000	252,092
2.375% due 01/16/18	250,000	252,102
2.375% due 03/12/19	200,000	202,491
2.551% due 10/05/18	400,000	406,048
5.000% due 05/15/18	200,000	210,006
General Motors Co 3.500% due 10/02/18	300,000	308,566
General Motors Financial Co Inc
2.400% due 04/10/18	550,000	554,159
2.400% due 05/09/19	200,000	200,840
3.100% due 01/15/19	200,000	203,965
Johnson Controls Inc 1.400% due 11/02/17	120,000	120,205
Lowe’s Cos Inc 1.150% due 04/15/19	200,000	199,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Marriott International Inc 3.000% due 03/01/19	$200,000	$205,781
Mattel Inc 2.350% due 05/06/19	200,000	203,496
McDonald’s Corp
5.350% due 03/01/18	300,000	316,648
5.800% due 10/15/17	200,000	209,280
Newell Brands Inc
2.150% due 10/15/18	200,000	202,936
2.600% due 03/29/19	95,000	97,219
PACCAR Financial Corp
1.400% due 05/18/18	350,000	352,088
1.450% due 03/09/18	100,000	100,539
Target Corp 6.000% due 01/15/18	400,000	424,785
The Home Depot Inc 2.250% due 09/10/18	300,000	306,602
Toyota Motor Credit Corp
1.250% due 10/05/17	200,000	200,204
1.400% due 05/20/19	200,000	200,315
1.450% due 01/12/18	400,000	401,565
1.550% due 07/13/18	200,000	201,128
1.700% due 02/19/19	200,000	201,618
2.000% due 10/24/18	200,000	202,980
2.100% due 01/17/19	350,000	355,980
2.125% due 07/18/19	250,000	254,847
Wal-Mart Stores Inc
1.125% due 04/11/18	200,000	200,468
1.950% due 12/15/18	250,000	254,806
5.800% due 02/15/18	200,000	213,220
Walgreens Boots Alliance Inc 1.750% due 11/17/17	350,000	351,776
Whirlpool Corp 2.400% due 03/01/19	200,000	204,439
Wyndham Worldwide Corp 2.500% due 03/01/18	250,000	252,689

		12,432,803

Consumer, Non-Cyclical - 16.5%

Abbott Laboratories 5.125% due 04/01/19	200,000	218,987
AbbVie Inc
1.750% due 11/06/17	600,000	601,877
1.800% due 05/14/18	475,000	477,184
2.000% due 11/06/18	200,000	202,143
Actavis Funding SCS 2.350% due 03/12/18	700,000	707,418
Actavis Inc 1.875% due 10/01/17	200,000	200,735
Aetna Inc
1.500% due 11/15/17	250,000	250,084
1.700% due 06/07/18	140,000	140,499
1.900% due 06/07/19	215,000	216,952
Altria Group Inc
9.250% due 08/06/19	200,000	243,103
9.700% due 11/10/18	200,000	234,252
Amgen Inc
2.200% due 05/22/19	200,000	203,828
6.150% due 06/01/18	300,000	323,705
Anheuser-Busch InBev Finance Inc (Belgium)
1.250% due 01/17/18	500,000	500,035
1.900% due 02/01/19	1,260,000	1,273,209
Anthem Inc 7.000% due 02/15/19	450,000	505,550
Archer-Daniels-Midland Co 5.450% due 03/15/18	160,000	170,052
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	200,000	201,591
1.950% due 09/18/19	200,000	203,002

	Principal Amount	Value
Baxalta Inc 2.000% due 06/22/18	$100,000	$100,286
Becton Dickinson and Co
1.800% due 12/15/17	250,000	251,295
6.375% due 08/01/19	200,000	225,805
Boston Scientific Corp 2.650% due 10/01/18	200,000	204,669
Campbell Soup Co 4.500% due 02/15/19	200,000	214,289
Cardinal Health Inc 1.950% due 06/15/18	200,000	201,967
Celgene Corp 2.125% due 08/15/18	400,000	404,443
Coca-Cola Femsa SAB de CV (Mexico) 2.375% due 11/26/18	200,000	203,647
Colgate-Palmolive Co 1.500% due 11/01/18	200,000	201,958
ConAgra Foods Inc 1.900% due 01/25/18	350,000	352,156
Covidien International Finance SA 6.000% due 10/15/17	250,000	262,204
Danaher Corp 1.650% due 09/15/18	295,000	297,562
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	200,000	199,675
5.750% due 10/23/17	250,000	261,688
Dr Pepper Snapple Group Inc 6.820% due 05/01/18	200,000	216,958
Ecolab Inc
1.550% due 01/12/18	100,000	100,470
2.000% due 01/14/19	100,000	101,212
Eli Lilly & Co
1.250% due 03/01/18	85,000	85,205
1.950% due 03/15/19	200,000	203,393
Express Scripts Holding Co 2.250% due 06/15/19	350,000	355,211
General Mills Inc 1.400% due 10/20/17	350,000	350,909
Gilead Sciences Inc 1.850% due 09/04/18	245,000	247,592
GlaxoSmithKline Capital Inc (United Kingdom) 5.650% due 05/15/18	550,000	588,072
Humana Inc 7.200% due 06/15/18	200,000	218,999
Johnson & Johnson
1.125% due 11/21/17	200,000	200,347
1.125% due 03/01/19	95,000	95,352
1.650% due 12/05/18	200,000	202,734
5.150% due 07/15/18	200,000	214,324
Kellogg Co 3.250% due 05/21/18	300,000	309,469
Kimberly-Clark Corp 7.500% due 11/01/18	200,000	225,531
Kraft Heinz Foods Co
2.000% due 07/02/18	300,000	303,093
6.125% due 08/23/18	200,000	217,106
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	254,314
McKesson Corp 2.284% due 03/15/19	400,000	407,283
Medco Health Solutions Inc 7.125% due 03/15/18	200,000	215,666
Medtronic Inc 1.500% due 03/15/18	350,000	351,642
Merck & Co Inc
1.100% due 01/31/18	300,000	300,363
1.300% due 05/18/18	100,000	100,401
Merck Sharp & Dohme Corp 5.000% due 06/30/19	250,000	275,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Molson Coors Brewing Co 1.450% due 07/15/19	$80,000	$79,816
Mondelez International Inc
2.250% due 02/01/19	25,000	25,448
6.125% due 02/01/18	300,000	317,938
Mylan Inc 2.600% due 06/24/18	200,000	202,911
Mylan NV 2.500% due 06/07/19 ~	205,000	206,940
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	600,000	653,704
PepsiCo Inc
2.250% due 01/07/19	300,000	307,043
5.000% due 06/01/18	350,000	372,073
7.900% due 11/01/18	350,000	397,081
Pfizer Inc
1.200% due 06/01/18	150,000	150,273
1.450% due 06/03/19	150,000	150,937
1.500% due 06/15/18	350,000	352,160
2.100% due 05/15/19	450,000	459,563
6.200% due 03/15/19	350,000	389,901
Philip Morris International Inc
1.875% due 01/15/19	200,000	202,190
5.650% due 05/16/18	450,000	481,339
Princeton University 4.950% due 03/01/19	150,000	162,767
Reynolds American Inc
2.300% due 06/12/18	220,000	223,175
8.125% due 06/23/19	200,000	234,398
S&P Global Inc 5.900% due 11/15/17	100,000	104,397
Sanofi (France) 1.250% due 04/10/18	250,000	250,547
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	500,000	500,819
St Jude Medical Inc 2.000% due 09/15/18	100,000	101,096
Stryker Corp 2.000% due 03/08/19	185,000	187,427
Sysco Corp 1.900% due 04/01/19	145,000	146,242
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	250,000	249,461
1.700% due 07/19/19	415,000	414,312
The Clorox Co 5.950% due 10/15/17	150,000	157,390
The Coca-Cola Co
0.875% due 10/27/17	235,000	234,536
1.150% due 04/01/18	200,000	200,250
1.650% due 03/14/18	200,000	201,703
1.650% due 11/01/18	150,000	151,761
The JM Smucker Co 1.750% due 03/15/18	200,000	201,278
The Kroger Co 2.000% due 01/15/19	300,000	303,976
The Procter & Gamble Co
1.600% due 11/15/18	200,000	202,441
4.700% due 02/15/19	250,000	270,756
The Western Union Co 3.650% due 08/22/18	250,000	257,925
Thermo Fisher Scientific Inc 2.400% due 02/01/19	350,000	356,013
Tyson Foods Inc 2.650% due 08/15/19	200,000	205,202
Unilever Capital Corp (United Kingdom) 4.800% due 02/15/19	250,000	270,680

	Principal Amount	Value
UnitedHealth Group Inc
1.400% due 12/15/17	$150,000	$150,459
1.700% due 02/15/19	300,000	302,085
1.900% due 07/16/18	400,000	404,318
6.000% due 02/15/18	250,000	265,748
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	300,000	302,106
Zoetis Inc 1.875% due 02/01/18	150,000	150,518

		28,309,763

Energy - 8.0%

Anadarko Petroleum Corp 8.700% due 03/15/19	200,000	227,830
Baker Hughes Inc 7.500% due 11/15/18	200,000	224,144
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	300,000	299,915
1.375% due 05/10/18	200,000	200,005
1.674% due 02/13/18	400,000	401,616
1.676% due 05/03/19	260,000	261,087
Canadian Natural Resources Ltd (Canada) 1.750% due 01/15/18	150,000	149,834
Chevron Corp
1.104% due 12/05/17	400,000	399,768
1.345% due 11/15/17	200,000	200,322
1.365% due 03/02/18	300,000	300,583
1.561% due 05/16/19	250,000	251,441
1.718% due 06/24/18	400,000	402,753
1.790% due 11/16/18	400,000	404,250
ConocoPhillips Co
1.050% due 12/15/17	200,000	198,674
1.500% due 05/15/18	700,000	699,994
Energy Transfer Partners LP 2.500% due 06/15/18	500,000	503,613
Enterprise Products Operating LLC 1.650% due 05/07/18	350,000	350,253
EOG Resources Inc
5.625% due 06/01/19	200,000	219,177
6.875% due 10/01/18	200,000	220,416
EQT Corp 8.125% due 06/01/19	250,000	285,917
Exxon Mobil Corp
1.305% due 03/06/18	400,000	401,283
1.439% due 03/01/18	115,000	115,501
1.708% due 03/01/19	700,000	707,678
Halliburton Co
2.000% due 08/01/18	200,000	201,412
6.150% due 09/15/19	200,000	224,308
Kinder Morgan Energy Partners LP
2.650% due 02/01/19	150,000	151,336
5.950% due 02/15/18	450,000	473,383
Marathon Oil Corp 6.000% due 10/01/17	150,000	155,140
Marathon Petroleum Corp 2.700% due 12/14/18	150,000	153,312
Nabors Industries Inc 6.150% due 02/15/18	200,000	208,241
Noble Energy Inc 8.250% due 03/01/19	200,000	228,922
Occidental Petroleum Corp 1.500% due 02/15/18	250,000	250,816
ONEOK Partners LP 2.000% due 10/01/17	200,000	200,201
Plains All American Pipeline LP 6.500% due 05/01/18	250,000	266,565
Shell International Finance BV (Netherlands)
1.375% due 05/10/19	200,000	199,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
1.375% due 09/12/19	$550,000	$548,567
1.625% due 11/10/18	600,000	601,893
1.900% due 08/10/18	350,000	354,953
Suncor Energy Inc (Canada) 6.100% due 06/01/18	350,000	376,082
Total Capital Canada Ltd (France) 1.450% due 01/15/18	250,000	250,755
Total Capital International SA (France)
2.100% due 06/19/19	250,000	255,019
2.125% due 01/10/19	200,000	203,615
TransCanada PipeLines Ltd (Canada)
3.125% due 01/15/19	50,000	51,464
6.500% due 08/15/18	307,000	333,891
7.125% due 01/15/19	350,000	389,818
Valero Energy Corp 9.375% due 03/15/19	200,000	235,563

		13,740,821

Financial - 40.9%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	475,000	486,281
Air Lease Corp 3.375% due 01/15/19	200,000	205,924
American Express Co 7.000% due 03/19/18	650,000	701,356
American Express Credit Corp
1.800% due 07/31/18	350,000	352,120
1.875% due 11/05/18	350,000	352,950
2.125% due 07/27/18	150,000	152,201
American International Group Inc
2.300% due 07/16/19	200,000	203,792
5.850% due 01/16/18	200,000	211,060
American Tower Corp REIT
3.400% due 02/15/19	150,000	155,936
4.500% due 01/15/18	300,000	311,239
Australia & New Zealand Banking Group Ltd (Australia)
1.500% due 01/16/18	250,000	250,563
1.600% due 07/15/19	250,000	249,825
2.000% due 11/16/18	500,000	505,198
Bank of America Corp
1.950% due 05/12/18	400,000	402,361
2.000% due 01/11/18	350,000	351,712
2.600% due 01/15/19	500,000	510,407
2.650% due 04/01/19	750,000	766,509
5.650% due 05/01/18	750,000	795,852
5.750% due 12/01/17	300,000	314,404
6.875% due 04/25/18	650,000	701,206
Bank of America NA
1.650% due 03/26/18	250,000	251,085
1.750% due 06/05/18	900,000	905,710
2.050% due 12/07/18	750,000	760,177
Bank of Montreal (Canada)
1.350% due 08/28/18	100,000	99,889
1.400% due 04/10/18	250,000	250,381
1.450% due 04/09/18	200,000	200,044
1.500% due 07/18/19	250,000	249,555
1.800% due 07/31/18	200,000	201,534
2.375% due 01/25/19	200,000	203,917
Barclays PLC (United Kingdom) 2.000% due 03/16/18	200,000	200,641
Berkshire Hathaway Finance Corp
1.300% due 08/15/19	290,000	290,590
1.450% due 03/07/18	115,000	115,570
1.700% due 03/15/19	150,000	151,423
2.000% due 08/15/18	400,000	405,440
5.400% due 05/15/18	250,000	266,842
Berkshire Hathaway Inc 1.150% due 08/15/18	105,000	105,009

	Principal Amount	Value
BNP Paribas SA (France)
2.400% due 12/12/18	$150,000	$152,325
2.450% due 03/17/19	150,000	152,828
2.700% due 08/20/18	300,000	305,691
Boston Properties LP REIT 3.700% due 11/15/18	200,000	208,453
BPCE SA (France) 2.500% due 12/10/18	500,000	510,157
Branch Banking & Trust Co
1.450% due 05/10/19	600,000	600,703
2.300% due 10/15/18	250,000	254,315
Canadian Imperial Bank of Commerce (Canada)
1.550% due 01/23/18	200,000	200,482
1.600% due 09/06/19	200,000	200,071
Capital One Bank USA NA 2.250% due 02/13/19	650,000	658,763
Capital One NA
1.650% due 02/05/18	300,000	300,436
1.850% due 09/13/19	350,000	350,201
2.350% due 08/17/18	250,000	253,144
Chubb INA Holdings Inc 5.800% due 03/15/18	250,000	266,432
Citigroup Inc
1.750% due 05/01/18	550,000	550,989
1.800% due 02/05/18	450,000	451,270
1.850% due 11/24/17	500,000	501,743
2.050% due 12/07/18	300,000	302,419
2.050% due 06/07/19	300,000	302,459
2.150% due 07/30/18	700,000	706,494
2.500% due 09/26/18	550,000	558,974
2.500% due 07/29/19	200,000	204,194
Citizens Bank NA
1.600% due 12/04/17	250,000	249,945
2.500% due 03/14/19	250,000	254,678
Commonwealth Bank of Australia (Australia)
1.750% due 11/02/18	250,000	251,367
2.050% due 03/15/19	250,000	253,041
2.300% due 09/06/19	250,000	254,522
2.500% due 09/20/18	350,000	357,154
Cooperatieve Rabobank UA (Netherlands)
1.375% due 08/09/19	250,000	248,925
1.700% due 03/19/18	250,000	251,278
2.250% due 01/14/19	350,000	355,707
Credit Suisse AG (Switzerland)
1.700% due 04/27/18	300,000	300,288
1.750% due 01/29/18	600,000	600,196
2.300% due 05/28/19	850,000	860,860
Deutsche Bank AG (Germany)
1.875% due 02/13/18	350,000	340,070
2.500% due 02/13/19	300,000	291,481
2.850% due 05/10/19	300,000	292,764
Discover Bank
2.000% due 02/21/18	250,000	250,883
2.600% due 11/13/18	250,000	253,866
Fifth Third Bank
1.625% due 09/27/19	200,000	199,961
2.150% due 08/20/18	400,000	405,250
2.375% due 04/25/19	200,000	204,115
HCP Inc REIT 3.750% due 02/01/19	200,000	207,136
HSBC USA Inc
1.500% due 11/13/17	200,000	199,895
1.625% due 01/16/18	350,000	350,249
1.700% due 03/05/18	300,000	300,669
2.625% due 09/24/18	300,000	305,381

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
International Lease Finance Corp
6.250% due 05/15/19	$150,000	$162,938
7.125% due 09/01/18 ~	300,000	328,125
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	300,000	305,992
3.875% due 01/15/19	200,000	206,028
Itau CorpBanca (Chile) 3.125% due 01/15/18	200,000	202,868
Jefferies Group LLC 5.125% due 04/13/18	300,000	313,310
JPMorgan Chase & Co
1.625% due 05/15/18	500,000	501,316
1.700% due 03/01/18	2,110,000	2,116,779
1.800% due 01/25/18	200,000	200,848
1.850% due 03/22/19	650,000	653,847
6.000% due 01/15/18	800,000	845,447
JPMorgan Chase Bank NA
1.650% due 09/23/19	250,000	250,697
6.000% due 10/01/17	300,000	312,915
KeyBank NA
1.600% due 08/22/19	250,000	250,108
1.650% due 02/01/18	250,000	251,036
1.700% due 06/01/18	250,000	251,277
Lloyds Bank PLC (United Kingdom)
1.750% due 05/14/18	300,000	300,948
2.000% due 08/17/18	200,000	200,922
2.050% due 01/22/19	200,000	200,896
2.300% due 11/27/18	200,000	202,229
Manufacturers & Traders Trust Co
2.300% due 01/30/19	250,000	254,248
6.625% due 12/04/17	250,000	264,037
MetLife Inc
1.756% due 12/15/17	200,000	200,805
6.817% due 08/15/18	250,000	274,607
Morgan Stanley
1.875% due 01/05/18	500,000	502,184
2.125% due 04/25/18	1,050,000	1,059,197
2.375% due 07/23/19	650,000	661,701
2.450% due 02/01/19	1,030,000	1,049,255
6.625% due 04/01/18	750,000	803,874
MUFG Americas Holdings Corp 1.625% due 02/09/18	150,000	150,251
MUFG Union Bank NA 2.625% due 09/26/18	300,000	305,671
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	248,864
2.000% due 01/14/19	250,000	252,469
2.300% due 07/25/18	250,000	253,788
National Bank of Canada (Canada) 2.100% due 12/14/18	250,000	253,247
National Rural Utilities Cooperative Finance Corp
1.650% due 02/08/19	100,000	100,806
10.375% due 11/01/18	500,000	591,544
Nomura Holdings Inc (Japan) 2.750% due 03/19/19	250,000	255,830
NYSE Holdings LLC 2.000% due 10/05/17	200,000	201,540
PNC Bank NA
1.450% due 07/29/19	300,000	300,116
1.500% due 02/23/18	250,000	250,812
1.600% due 06/01/18	250,000	251,096
1.800% due 11/05/18	600,000	605,266
1.950% due 03/04/19	500,000	505,682
Prudential Financial Inc
2.300% due 08/15/18	450,000	458,100
6.000% due 12/01/17	39,000	41,088
Regions Bank 2.250% due 09/14/18	250,000	252,107

	Principal Amount	Value
Royal Bank of Canada (Canada)
1.400% due 10/13/17	$150,000	$150,102
1.500% due 07/29/19	250,000	249,770
1.625% due 04/15/19	650,000	651,664
1.800% due 07/30/18	250,000	251,769
2.000% due 12/10/18	300,000	303,770
2.200% due 07/27/18	300,000	304,291
Santander Bank NA 2.000% due 01/12/18	300,000	300,106
Santander Holdings USA Inc 2.700% due 05/24/19	150,000	151,956
Santander UK PLC (United Kingdom)
2.000% due 08/24/18	200,000	200,784
2.500% due 03/14/19	400,000	406,088
Simon Property Group LP REIT 2.200% due 02/01/19	200,000	203,912
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	250,000	248,830
Societe Generale SA (France) 2.750% due 10/12/17	300,000	303,781
Sumitomo Mitsui Banking Corp (Japan)
1.500% due 01/18/18	400,000	399,716
1.950% due 07/23/18	250,000	251,588
2.050% due 01/18/19	250,000	252,157
SunTrust Banks Inc
2.350% due 11/01/18	200,000	203,539
2.500% due 05/01/19	200,000	204,536
Svenska Handelsbanken AB (Sweden)
1.500% due 09/06/19	250,000	249,270
2.250% due 06/17/19	200,000	203,457
2.500% due 01/25/19	500,000	511,384
Synchrony Financial
2.600% due 01/15/19	250,000	253,068
3.000% due 08/15/19	200,000	204,881
The Bank of New York Mellon Corp
1.600% due 05/22/18	300,000	301,848
2.100% due 08/01/18	166,000	168,535
2.200% due 05/15/19	350,000	356,450
2.300% due 09/11/19	300,000	307,045
The Bank of Nova Scotia (Canada)
1.375% due 12/18/17	150,000	150,117
1.650% due 06/14/19	350,000	350,732
1.700% due 06/11/18	300,000	301,420
1.950% due 01/15/19	250,000	252,640
2.050% due 10/30/18	250,000	253,044
The Charles Schwab Corp 1.500% due 03/10/18	200,000	200,763
The Goldman Sachs Group Inc
2.000% due 04/25/19	600,000	604,282
2.375% due 01/22/18	300,000	303,151
2.625% due 01/31/19	900,000	919,350
2.900% due 07/19/18	650,000	665,213
5.950% due 01/18/18	350,000	369,368
6.150% due 04/01/18	600,000	639,277
The Hartford Financial Services Group Inc 6.000% due 01/15/19	200,000	218,074
The Huntington National Bank
1.700% due 02/26/18	250,000	250,675
2.200% due 11/06/18	250,000	253,236
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	250,000	250,126
1.450% due 09/06/18	300,000	300,138
1.450% due 08/13/19	250,000	249,572
1.625% due 03/13/18	150,000	150,805
1.750% due 07/23/18	100,000	100,637
1.950% due 01/22/19	300,000	303,550
2.125% due 07/02/19	200,000	203,500
2.625% due 09/10/18	250,000	255,693

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
The Travelers Cos Inc 5.750% due 12/15/17	$200,000	$210,552
UBS AG (Switzerland)
1.800% due 03/26/18	750,000	751,663
2.375% due 08/14/19	550,000	561,224
US Bank NA
1.350% due 01/26/18	350,000	350,612
1.400% due 04/26/19	750,000	749,658
Ventas Realty LP REIT 4.000% due 04/30/19	250,000	262,769
Visa Inc 1.200% due 12/14/17	330,000	330,807
Voya Financial Inc 2.900% due 02/15/18	153,000	155,920
Wachovia Corp 5.750% due 02/01/18	350,000	369,865
Wells Fargo & Co
1.500% due 01/16/18	650,000	650,734
2.125% due 04/22/19	47,000	47,666
5.625% due 12/11/17	350,000	367,207
Wells Fargo Bank NA
1.650% due 01/22/18	750,000	752,299
1.750% due 05/24/19	350,000	351,686
6.000% due 11/15/17	250,000	262,512
Welltower Inc REIT 2.250% due 03/15/18	250,000	252,279
Westpac Banking Corp (Australia)
1.550% due 05/25/18	200,000	200,338
1.600% due 01/12/18	450,000	451,588
1.600% due 08/19/19	200,000	200,034
1.650% due 05/13/19	200,000	201,086
1.950% due 11/23/18	250,000	252,108
2.250% due 07/30/18	250,000	253,513

		70,003,418

Industrial - 6.9%

3M Co 1.625% due 06/15/19	250,000	252,923
Amphenol Corp 2.550% due 01/30/19	200,000	204,766
Boeing Capital Corp 2.900% due 08/15/18	250,000	257,826
Burlington Northern Santa Fe LLC 5.750% due 03/15/18	100,000	106,590
Canadian National Railway Co (Canada) 5.550% due 05/15/18	200,000	213,429
Caterpillar Financial Services Corp
1.250% due 11/06/17	400,000	399,995
1.350% due 05/18/19	400,000	399,731
1.500% due 02/23/18	90,000	90,316
1.700% due 06/16/18	200,000	201,484
1.800% due 11/13/18	350,000	353,175
Corning Inc 1.500% due 05/08/18	100,000	99,761
CRH America Inc (Ireland) 8.125% due 07/15/18	250,000	276,660
CSX Corp 6.250% due 03/15/18	300,000	320,616
Eaton Corp 1.500% due 11/02/17	400,000	401,134
Emerson Electric Co 5.250% due 10/15/18	200,000	216,375
FedEx Corp 8.000% due 01/15/19	200,000	229,405
Fortive Corp 1.800% due 06/15/19 ~	50,000	50,167
General Dynamics Corp 1.000% due 11/15/17	200,000	200,054

	Principal Amount	Value
General Electric Co
5.250% due 12/06/17	$1,100,000	$1,152,813
5.625% due 05/01/18	250,000	267,529
6.000% due 08/07/19	400,000	452,122
Harris Corp 1.999% due 04/27/18	110,000	110,664
Honeywell International Inc 5.000% due 02/15/19	250,000	272,083
Illinois Tool Works Inc 1.950% due 03/01/19	300,000	306,004
Ingersoll-Rand Global Holding Co Ltd 6.875% due 08/15/18	200,000	219,948
John Deere Capital Corp
1.300% due 03/12/18	250,000	250,391
1.350% due 01/16/18	429,000	430,079
1.750% due 08/10/18	200,000	201,882
1.950% due 12/13/18	350,000	356,030
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	250,000	265,445
Lockheed Martin Corp 1.850% due 11/23/18	90,000	91,122
Norfolk Southern Corp 5.900% due 06/15/19	250,000	278,696
Northrop Grumman Corp 1.750% due 06/01/18	200,000	201,674
Precision Castparts Corp 1.250% due 01/15/18	200,000	200,203
Republic Services Inc 3.800% due 05/15/18	200,000	207,842
Roper Technologies Inc 2.050% due 10/01/18	200,000	202,204
Ryder System Inc 2.450% due 09/03/19	150,000	153,136
Stanley Black & Decker Inc 2.451% due 11/17/18	250,000	255,542
Tyco Electronics Group SA (Switzerland) 6.550% due 10/01/17	200,000	210,186
Union Pacific Corp 5.700% due 08/15/18	200,000	216,637
United Parcel Service Inc
1.125% due 10/01/17	250,000	250,335
5.125% due 04/01/19	200,000	219,315
United Technologies Corp
1.778% due 05/04/18 §	200,000	201,162
5.375% due 12/15/17	200,000	210,001
6.125% due 02/01/19	200,000	221,865
Waste Management Inc 6.100% due 03/15/18	200,000	213,986

		11,893,303

Technology - 5.3%

Apple Inc
1.000% due 05/03/18	700,000	699,123
1.300% due 02/23/18	75,000	75,234
1.700% due 02/22/19	235,000	237,733
2.100% due 05/06/19	400,000	408,967
Diamond 1 Finance Corp 3.480% due 06/01/19 ~	615,000	632,823
Fidelity National Information Services Inc 2.850% due 10/15/18	200,000	205,345
Hewlett Packard Enterprise Co
2.450% due 10/05/17 ~	150,000	151,236
2.850% due 10/05/18 ~	800,000	815,469
Intel Corp 1.350% due 12/15/17	650,000	652,136
International Business Machines Corp
1.125% due 02/06/18	400,000	400,016
1.250% due 02/08/18	350,000	350,482
1.875% due 05/15/19	250,000	253,882
7.625% due 10/15/18	300,000	337,604

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Microsoft Corp
0.875% due 11/15/17	$200,000	$200,039
1.100% due 08/08/19	410,000	408,833
1.300% due 11/03/18	335,000	336,724
1.625% due 12/06/18	200,000	202,503
4.200% due 06/01/19	200,000	215,918
Oracle Corp
1.200% due 10/15/17	500,000	500,156
2.375% due 01/15/19	265,000	271,793
5.000% due 07/08/19	250,000	274,512
5.750% due 04/15/18	400,000	427,999
QUALCOMM Inc 1.400% due 05/18/18	346,000	346,624
Seagate HDD Cayman 3.750% due 11/15/18	200,000	205,620
Texas Instruments Inc 1.000% due 05/01/18	250,000	249,771
Xerox Corp 6.350% due 05/15/18	200,000	212,464

		9,073,006

Utilities - 4.8%

Berkshire Hathaway Energy Co 5.750% due 04/01/18	200,000	213,131
Black Hills Corp 2.500% due 01/11/19	170,000	172,627
CMS Energy Corp 8.750% due 06/15/19	250,000	295,884
Commonwealth Edison Co 5.800% due 03/15/18	127,000	135,345
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	336,354
Consumers Energy Co 5.650% due 09/15/18	60,000	64,938
Dominion Resources Inc
1.600% due 08/15/19	300,000	299,626
1.900% due 06/15/18	350,000	351,925
Duke Energy Corp 2.100% due 06/15/18	400,000	404,746
Duke Energy Ohio Inc 5.450% due 04/01/19	350,000	385,148
Emera US Finance LP (Canada) 2.150% due 06/15/19 ~	65,000	65,749
Entergy Louisiana LLC 6.500% due 09/01/18	200,000	218,525
Entergy Texas Inc 7.125% due 02/01/19	100,000	112,233
Exelon Generation Co LLC 6.200% due 10/01/17	250,000	261,116
MidAmerican Energy Co 2.400% due 03/15/19	350,000	358,961
NextEra Energy Capital Holdings Inc
2.300% due 04/01/19	50,000	50,821
6.000% due 03/01/19	350,000	384,968
NiSource Finance Corp 6.400% due 03/15/18	175,000	186,879

	Principal Amount	Value
NSTAR Electric Co 5.625% due 11/15/17	$200,000	$209,173
Oglethorpe Power Corp 6.100% due 03/15/19	200,000	219,797
Ohio Power Co 6.050% due 05/01/18	250,000	266,848
Oklahoma Gas & Electric Co 8.250% due 01/15/19	200,000	229,752
Oncor Electric Delivery Co LLC 6.800% due 09/01/18	200,000	220,005
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	210,077
PacifiCorp 5.650% due 07/15/18	250,000	269,361
PG&E Corp 2.400% due 03/01/19	30,000	30,599
PPL Capital Funding Inc 1.900% due 06/01/18	200,000	200,843
Public Service Electric & Gas Co 2.300% due 09/15/18	200,000	204,350
Sempra Energy 9.800% due 02/15/19	300,000	355,326
The Cleveland Electric Illuminating Co 8.875% due 11/15/18	250,000	286,316
The Southern Co
1.550% due 07/01/18	125,000	125,534
1.850% due 07/01/19	140,000	141,185
2.150% due 09/01/19	250,000	253,231
2.450% due 09/01/18	300,000	305,937
Union Electric Co 6.700% due 02/01/19	200,000	224,008
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	100,774

		8,152,092

Total Corporate Bonds & Notes (Cost $169,028,192)		169,698,151

	Shares

SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

Federated Institutional Prime Obligations Fund	5,929,076	5,929,076

Total Short-Term Investment (Cost $5,929,076)		5,929,076

TOTAL INVESTMENTS - 102.5% (Cost $174,957,268)		175,627,227

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(4,252,249)

NET ASSETS - 100.0%		$171,374,978

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$169,698,151	$-	$169,698,151	$-
	Short-Term Investment	5,929,076	5,929,076	-	-

	Total	$175,627,227	$5,929,076	$169,698,151	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.8%

Basic Materials - 0.9%

Agrium Inc (Canada) 5.250% due 01/15/45	$145,000	$162,256
Air Products & Chemicals Inc
3.350% due 07/31/24	100,000	108,192
4.375% due 08/21/19	25,000	27,133
Airgas Inc (France) 3.050% due 08/01/20	100,000	103,838
Albemarle Corp 5.450% due 12/01/44	50,000	58,575
Barrick Gold Corp (Canada)
4.100% due 05/01/23	63,000	68,249
5.250% due 04/01/42	100,000	110,060
BHP Billiton Finance USA Ltd (Australia)
2.050% due 09/30/18	200,000	202,781
5.000% due 09/30/43	150,000	178,176
6.500% due 04/01/19	300,000	336,131
Celanese US Holdings LLC
4.625% due 11/15/22	30,000	33,034
5.875% due 06/15/21	30,000	34,541
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	106,185
CF Industries Inc 3.450% due 06/01/23	225,000	225,497
Eastman Chemical Co
3.800% due 03/15/25	100,000	106,099
4.650% due 10/15/44	50,000	51,383
4.800% due 09/01/42	100,000	103,125
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	104,313
4.625% due 01/15/20	150,000	164,478
5.750% due 03/15/19	200,000	220,558
FMC Corp 4.100% due 02/01/24	50,000	52,427
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	158,689
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	259,911
International Paper Co
4.750% due 02/15/22	125,000	139,393
6.000% due 11/15/41	200,000	237,812
7.500% due 08/15/21	40,000	49,224
7.950% due 06/15/18	59,000	65,249
LyondellBasell Industries NV
4.625% due 02/26/55	75,000	74,833
6.000% due 11/15/21	200,000	234,271
Monsanto Co
1.850% due 11/15/18	100,000	100,790
3.375% due 07/15/24	100,000	103,849
3.600% due 07/15/42	50,000	45,240
4.400% due 07/15/44	100,000	104,248
Newmont Mining Corp
3.500% due 03/15/22	100,000	103,995
5.875% due 04/01/35	100,000	113,142
Nucor Corp
4.000% due 08/01/23	25,000	26,989
4.125% due 09/15/22	50,000	54,615
5.200% due 08/01/43	25,000	28,679
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	274,178
PPG Industries Inc
2.300% due 11/15/19	100,000	101,708
3.600% due 11/15/20	50,000	52,980
Praxair Inc
1.050% due 11/07/17	50,000	49,991
1.250% due 11/07/18	150,000	150,134
2.200% due 08/15/22	100,000	101,958

	Principal Amount	Value
Rio Tinto Finance USA Ltd (United Kingdom)
7.125% due 07/15/28	$ 50,000	$ 67,032
9.000% due 05/01/19	150,000	177,304
Rio Tinto Finance USA PLC (United Kingdom) 4.750% due 03/22/42	400,000	447,373
RPM International Inc 5.250% due 06/01/45	50,000	52,768
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	142,878
7.500% due 07/27/35	50,000	59,327
The Dow Chemical Co
4.125% due 11/15/21	200,000	219,099
4.250% due 11/15/20	100,000	108,677
4.250% due 10/01/34	200,000	207,000
The Mosaic Co 5.450% due 11/15/33	163,000	177,899
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	49,385
The Valspar Corp
3.950% due 01/15/26	50,000	52,910
7.250% due 06/15/19	25,000	28,386
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	300,000	297,375
6.875% due 11/21/36	150,000	147,000
8.250% due 01/17/34	100,000	108,250

		7,531,572

Communications - 2.7%

21st Century Fox America Inc
4.500% due 02/15/21	100,000	111,001
5.400% due 10/01/43	100,000	119,819
6.400% due 12/15/35	50,000	64,407
6.650% due 11/15/37	150,000	198,774
6.900% due 03/01/19	150,000	168,737
6.900% due 08/15/39	150,000	202,478
Alibaba Group Holding Ltd (China)
3.125% due 11/28/21	200,000	208,899
3.600% due 11/28/24	200,000	209,827
Alphabet Inc 1.998% due 08/15/26	200,000	197,874
Amazon.com Inc
1.200% due 11/29/17	100,000	100,115
3.300% due 12/05/21	100,000	107,361
4.800% due 12/05/34	100,000	118,081
America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	273,654
6.125% due 03/30/40	250,000	303,970
6.375% due 03/01/35	125,000	153,757
AT&T Inc
1.400% due 12/01/17	400,000	400,356
2.450% due 06/30/20	200,000	204,024
2.625% due 12/01/22	125,000	126,174
3.000% due 02/15/22	100,000	103,390
3.000% due 06/30/22	95,000	97,803
3.400% due 05/15/25	300,000	308,956
3.800% due 03/15/22	100,000	107,250
3.950% due 01/15/25	45,000	47,876
4.125% due 02/17/26	300,000	324,993
4.300% due 12/15/42	393,000	390,080
4.350% due 06/15/45	177,000	175,139
4.450% due 05/15/21	250,000	275,211
4.500% due 05/15/35	90,000	95,040
4.750% due 05/15/46	265,000	279,886
5.000% due 03/01/21	100,000	112,085
5.150% due 03/15/42	200,000	218,293
5.200% due 03/15/20	35,000	38,808
5.350% due 09/01/40	161,000	181,371
5.800% due 02/15/19	200,000	219,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
6.000% due 08/15/40	$ 50,000	$ 60,231
6.375% due 03/01/41	50,000	62,996
6.550% due 02/15/39	100,000	128,019
Baidu Inc (China) 2.250% due 11/28/17	200,000	201,851
British Telecommunications PLC (United Kingdom) 9.375% due 12/15/30	50,000	81,187
CBS Corp
2.300% due 08/15/19	150,000	152,145
2.900% due 01/15/27	50,000	48,890
5.900% due 10/15/40	50,000	59,831
7.875% due 07/30/30	100,000	142,414
Charter Communications Operating LLC
3.579% due 07/23/20 ~	255,000	266,773
4.464% due 07/23/22 ~	100,000	108,119
4.908% due 07/23/25 ~	150,000	165,889
6.384% due 10/23/35 ~	70,000	82,828
6.484% due 10/23/45 ~	165,000	200,694
6.834% due 10/23/55 ~	50,000	60,486
Cisco Systems Inc
1.600% due 02/28/19	25,000	25,196
1.850% due 09/20/21	100,000	100,725
2.125% due 03/01/19	200,000	203,974
2.200% due 02/28/21	50,000	51,195
2.450% due 06/15/20	100,000	103,305
2.500% due 09/20/26	100,000	101,286
2.600% due 02/28/23	50,000	51,641
2.950% due 02/28/26	50,000	52,849
3.000% due 06/15/22	60,000	64,311
4.950% due 02/15/19	200,000	216,958
5.500% due 01/15/40	250,000	325,254
Comcast Corp
2.350% due 01/15/27	40,000	39,438
3.375% due 08/15/25	365,000	392,913
3.400% due 07/15/46	55,000	53,634
3.600% due 03/01/24	200,000	219,099
4.250% due 01/15/33	250,000	278,682
4.400% due 08/15/35	77,000	87,558
4.600% due 08/15/45	77,000	89,384
5.700% due 07/01/19	100,000	111,622
5.875% due 02/15/18	200,000	212,440
6.450% due 03/15/37	100,000	138,600
6.950% due 08/15/37	200,000	292,714
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	288,433
Discovery Communications LLC
3.450% due 03/15/25	100,000	99,088
4.950% due 05/15/42	100,000	95,571
5.050% due 06/01/20	50,000	54,794
eBay Inc 3.250% due 10/15/20	200,000	208,910
Expedia Inc 4.500% due 08/15/24	200,000	211,010
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	192,183
Motorola Solutions Inc 3.500% due 03/01/23	150,000	149,902
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	78,198
4.375% due 04/01/21	100,000	111,345
6.400% due 04/30/40	125,000	175,691
Omnicom Group Inc
3.600% due 04/15/26	50,000	52,981
3.625% due 05/01/22	100,000	107,298
4.450% due 08/15/20	50,000	54,783
Orange SA (France)
2.750% due 02/06/19	100,000	102,991
5.375% due 01/13/42	150,000	181,880
9.000% due 03/01/31	50,000	80,023

	Principal Amount	Value
Qwest Corp 6.750% due 12/01/21	$ 100,000	$ 111,625
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	50,000	57,633
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	27,101
5.000% due 03/15/44	100,000	116,852
6.800% due 08/15/18	100,000	109,642
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	156,758
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	107,812
Telefonica Emisiones SAU (Spain)
5.462% due 02/16/21	40,000	45,470
7.045% due 06/20/36	150,000	197,712
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	365,421
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,228
The Priceline Group Inc 3.600% due 06/01/26	50,000	52,561
The Walt Disney Co
0.875% due 07/12/19	20,000	19,812
1.100% due 12/01/17	175,000	175,154
1.850% due 07/30/26	30,000	28,693
2.350% due 12/01/22	100,000	103,463
2.750% due 08/16/21	50,000	52,833
3.000% due 07/30/46	25,000	23,567
5.875% due 12/15/17	200,000	211,816
Thomson Reuters Corp
4.300% due 11/23/23	100,000	109,218
4.700% due 10/15/19	25,000	27,062
5.650% due 11/23/43	150,000	178,041
5.850% due 04/15/40	25,000	30,092
Time Warner Cable LLC
5.000% due 02/01/20	300,000	325,583
5.875% due 11/15/40	150,000	167,470
6.550% due 05/01/37	100,000	119,141
6.750% due 06/15/39	50,000	61,138
7.300% due 07/01/38	150,000	192,882
8.250% due 04/01/19	100,000	115,205
Time Warner Inc
2.950% due 07/15/26	40,000	40,586
4.700% due 01/15/21	50,000	55,661
4.750% due 03/29/21	100,000	112,109
6.100% due 07/15/40	50,000	63,183
6.200% due 03/15/40	50,000	63,557
6.250% due 03/29/41	350,000	453,413
6.500% due 11/15/36	100,000	129,893
7.625% due 04/15/31	100,000	142,233
7.700% due 05/01/32	150,000	214,163
Verizon Communications Inc
2.550% due 06/17/19	200,000	205,866
3.000% due 11/01/21	85,000	89,048
3.450% due 03/15/21	200,000	213,332
3.500% due 11/01/21	200,000	214,975
4.125% due 08/15/46	300,000	302,146
4.272% due 01/15/36	57,000	59,706
4.500% due 09/15/20	229,000	251,541
4.522% due 09/15/48	309,000	329,003
4.672% due 03/15/55	294,000	310,685
4.862% due 08/21/46	400,000	451,023
5.150% due 09/15/23	1,050,000	1,223,877
5.850% due 09/15/35	88,000	109,087
6.550% due 09/15/43	281,000	382,180
Viacom Inc
2.200% due 04/01/19	100,000	100,358
2.500% due 09/01/18	80,000	80,835
3.125% due 06/15/22	100,000	100,625
3.875% due 04/01/24	100,000	103,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
4.375% due 03/15/43	$ 70,000	$ 64,769
5.625% due 09/15/19	25,000	27,344
6.875% due 04/30/36	100,000	118,525
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	164,885
6.150% due 02/27/37	150,000	182,534
7.875% due 02/15/30	50,000	69,441
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	107,276

		23,402,409

Consumer, Cyclical - 1.9%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	159,823	174,007
American Honda Finance Corp
1.550% due 12/11/17	100,000	100,505
1.700% due 09/09/21	100,000	99,392
2.125% due 10/10/18	100,000	101,815
2.450% due 09/24/20	150,000	154,328
AutoNation Inc 4.500% due 10/01/25	100,000	106,237
AutoZone Inc
1.625% due 04/21/19	200,000	200,777
2.500% due 04/15/21	20,000	20,392
4.000% due 11/15/20	50,000	53,854
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	10,212
BorgWarner Inc 3.375% due 03/15/25	200,000	205,062
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	26,163	28,027
Costco Wholesale Corp 1.700% due 12/15/19	300,000	303,765
CVS Health Corp
2.125% due 06/01/21	100,000	101,132
2.250% due 08/12/19	150,000	152,993
2.800% due 07/20/20	200,000	207,543
2.875% due 06/01/26	100,000	101,755
3.875% due 07/20/25	200,000	218,246
5.125% due 07/20/45	105,000	128,538
5.300% due 12/05/43	200,000	249,554
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	81,488
Delphi Automotive PLC (United Kingdom)
4.250% due 01/15/26	50,000	54,604
4.400% due 10/01/46	100,000	102,353
Delphi Corp (United Kingdom) 4.150% due 03/15/24	40,000	43,027
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	53,316	56,182
Dollar General Corp
3.250% due 04/15/23	50,000	51,710
4.150% due 11/01/25	25,000	27,274
DR Horton Inc
3.750% due 03/01/19	40,000	41,850
4.000% due 02/15/20	50,000	52,938
Ford Motor Co
4.750% due 01/15/43	300,000	313,914
7.450% due 07/16/31	150,000	199,041
Ford Motor Credit Co LLC
2.145% due 01/09/18	200,000	201,099
2.875% due 10/01/18	200,000	204,395
2.943% due 01/08/19	200,000	204,790
3.096% due 05/04/23	200,000	201,785
4.375% due 08/06/23	200,000	215,424
5.875% due 08/02/21	250,000	285,389
General Motors Co
6.250% due 10/02/43	100,000	118,347
6.600% due 04/01/36	250,000	302,202
6.750% due 04/01/46	25,000	31,524

	Principal Amount	Value
General Motors Financial Co Inc
2.400% due 05/09/19	$200,000	$200,840
3.150% due 01/15/20	200,000	203,957
3.700% due 11/24/20	100,000	104,167
3.700% due 05/09/23	200,000	203,763
4.000% due 01/15/25	300,000	304,398
Hasbro Inc 3.150% due 05/15/21	50,000	52,007
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	27,794
Ingram Micro Inc 4.950% due 12/15/24	50,000	50,707
Johnson Controls Inc
3.625% due 07/02/24	43,000	46,072
5.000% due 03/30/20	50,000	54,956
Kohl’s Corp
3.250% due 02/01/23	100,000	100,853
4.250% due 07/17/25	50,000	51,582
5.550% due 07/17/45	50,000	49,307
Leggett & Platt Inc 3.800% due 11/15/24	50,000	52,339
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	106,183
3.875% due 09/15/23	100,000	110,935
5.000% due 09/15/43	300,000	367,286
6.875% due 02/15/28	50,000	69,132
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	50,333
3.875% due 01/15/22	100,000	105,413
6.375% due 03/15/37	100,000	107,956
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	27,470
Marriott International Inc
2.875% due 03/01/21	50,000	51,925
3.125% due 06/15/26	200,000	202,682
3.375% due 10/15/20	83,000	87,314
Mattel Inc 1.700% due 03/15/18	100,000	100,342
McDonald’s Corp
2.750% due 12/09/20	45,000	46,683
3.375% due 05/26/25	100,000	105,588
3.500% due 07/15/20	50,000	53,391
3.700% due 01/30/26	160,000	172,573
3.700% due 02/15/42	200,000	199,531
4.875% due 07/15/40	10,000	11,551
4.875% due 12/09/45	50,000	58,414
5.350% due 03/01/18	100,000	105,549
Newell Brands Inc
2.600% due 03/29/19	25,000	25,584
3.150% due 04/01/21	125,000	130,376
3.850% due 04/01/23	20,000	21,326
4.000% due 06/15/22	61,000	65,586
4.200% due 04/01/26	225,000	245,480
5.375% due 04/01/36	15,000	17,672
5.500% due 04/01/46	20,000	24,379
NIKE Inc
2.250% due 05/01/23	27,000	27,976
3.625% due 05/01/43	25,000	26,383
Nordstrom Inc 4.000% due 10/15/21	250,000	268,427
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	106,439
PACCAR Financial Corp 1.650% due 02/25/19	150,000	151,481
QVC Inc
3.125% due 04/01/19	100,000	102,588
5.450% due 08/15/34	100,000	92,975
Southwest Airlines Co 2.750% due 11/06/19	50,000	51,652

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Starbucks Corp
2.100% due 02/04/21	$ 60,000	$ 61,273
2.450% due 06/15/26	50,000	50,879
4.300% due 06/15/45	35,000	41,590
Starwood Hotels & Resorts Worldwide LLC 3.125% due 02/15/23	118,000	120,821
Target Corp
2.500% due 04/15/26	225,000	230,042
2.900% due 01/15/22	100,000	105,702
3.625% due 04/15/46	25,000	25,947
6.000% due 01/15/18	100,000	106,196
7.000% due 01/15/38	100,000	151,770
The Home Depot Inc
2.000% due 06/15/19	150,000	153,240
2.000% due 04/01/21	50,000	50,928
2.700% due 04/01/23	100,000	104,248
3.000% due 04/01/26	25,000	26,497
3.350% due 09/15/25	45,000	48,857
3.500% due 09/15/56	55,000	53,684
4.200% due 04/01/43	300,000	339,747
4.400% due 04/01/21	100,000	111,474
5.875% due 12/16/36	75,000	103,280
Toyota Motor Credit Corp
1.200% due 04/06/18	50,000	50,024
1.250% due 10/05/17	300,000	300,306
1.375% due 01/10/18	250,000	250,516
1.900% due 04/08/21	100,000	100,909
2.625% due 01/10/23	100,000	103,640
4.250% due 01/11/21	100,000	110,332
Under Armour Inc 3.250% due 06/15/26	100,000	100,942
United Airlines Pass-Through Trust ‘A’
3.450% due 01/07/30	30,000	31,313
4.000% due 10/11/27	100,872	108,311
United Airlines Pass-Through Trust ‘AA’
3.100% due 01/07/30	50,000	51,193
3.450% due 06/01/29	25,000	26,000
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	79,626	86,892
Wal-Mart Stores Inc
1.125% due 04/11/18	200,000	200,468
3.250% due 10/25/20	100,000	107,557
4.300% due 04/22/44	100,000	118,074
5.000% due 10/25/40	200,000	253,965
5.250% due 09/01/35	125,000	166,640
5.800% due 02/15/18	100,000	106,610
6.500% due 08/15/37	350,000	518,166
Walgreen Co
3.100% due 09/15/22	75,000	78,242
5.250% due 01/15/19	6,000	6,484
Walgreens Boots Alliance Inc
1.750% due 05/30/18	35,000	35,205
2.600% due 06/01/21	65,000	66,595
3.100% due 06/01/23	30,000	30,999
3.450% due 06/01/26	30,000	31,226
3.800% due 11/18/24	200,000	215,381
4.650% due 06/01/46	20,000	21,936
4.800% due 11/18/44	165,000	183,057
Whirlpool Corp 3.700% due 03/01/23	150,000	160,094
WW Grainger Inc
3.750% due 05/15/46	50,000	51,946
4.600% due 06/15/45	20,000	23,527

		16,091,512

Consumer, Non-Cyclical - 4.5%

Abbott Laboratories
2.950% due 03/15/25	100,000	102,617
5.125% due 04/01/19	80,000	87,595
6.150% due 11/30/37	25,000	32,674

	Principal Amount	Value
AbbVie Inc
1.750% due 11/06/17	$200,000	$200,626
1.800% due 05/14/18	95,000	95,437
2.000% due 11/06/18	150,000	151,607
2.300% due 05/14/21	100,000	100,983
2.500% due 05/14/20	150,000	153,253
2.850% due 05/14/23	50,000	50,851
3.200% due 11/06/22	70,000	72,996
3.200% due 05/14/26	100,000	101,503
3.600% due 05/14/25	175,000	183,354
4.300% due 05/14/36	50,000	52,163
4.400% due 11/06/42	125,000	130,894
4.450% due 05/14/46	100,000	105,140
4.500% due 05/14/35	160,000	171,380
4.700% due 05/14/45	50,000	54,189
Actavis Funding SCS
2.350% due 03/12/18	380,000	384,027
2.450% due 06/15/19	65,000	66,278
3.000% due 03/12/20	70,000	72,220
3.800% due 03/15/25	70,000	74,256
4.550% due 03/15/35	320,000	341,610
4.750% due 03/15/45	30,000	33,015
Actavis Inc
3.250% due 10/01/22	100,000	103,797
4.625% due 10/01/42	100,000	107,182
Aetna Inc
1.700% due 06/07/18	30,000	30,107
1.900% due 06/07/19	35,000	35,318
2.400% due 06/15/21	55,000	55,743
2.750% due 11/15/22	125,000	128,351
2.800% due 06/15/23	25,000	25,575
3.200% due 06/15/26	80,000	81,470
3.500% due 11/15/24	100,000	105,900
3.950% due 09/01/20	50,000	53,831
4.125% due 11/15/42	100,000	103,834
4.250% due 06/15/36	40,000	41,665
4.375% due 06/15/46	55,000	57,984
Allergan Inc 2.800% due 03/15/23	25,000	24,934
Altria Group Inc
4.500% due 05/02/43	100,000	112,885
4.750% due 05/05/21	200,000	226,322
9.250% due 08/06/19	250,000	303,879
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	105,851
Amgen Inc
3.625% due 05/22/24	100,000	107,381
4.400% due 05/01/45	100,000	105,739
5.150% due 11/15/41	174,000	199,480
5.700% due 02/01/19	100,000	109,569
5.750% due 03/15/40	400,000	497,242
6.400% due 02/01/39	225,000	296,735
Anheuser-Busch InBev Finance Inc (Belgium)
1.900% due 02/01/19	295,000	298,092
2.650% due 02/01/21	160,000	165,280
3.300% due 02/01/23	300,000	316,667
3.650% due 02/01/26	500,000	536,480
3.700% due 02/01/24	200,000	216,595
4.625% due 02/01/44	300,000	349,588
4.700% due 02/01/36	275,000	317,512
4.900% due 02/01/46	330,000	397,430
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	100,000	102,121
3.750% due 07/15/42	100,000	100,759
4.375% due 02/15/21	200,000	220,470
5.375% due 01/15/20	200,000	223,599
7.750% due 01/15/19	100,000	113,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Anthem Inc
1.875% due 01/15/18	$ 75,000	$ 75,383
2.250% due 08/15/19	200,000	202,699
3.300% due 01/15/23	75,000	78,735
4.625% due 05/15/42	100,000	108,523
4.650% due 01/15/43	50,000	54,893
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	54,650
4.479% due 03/01/21	100,000	111,970
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	50,000	50,398
2.375% due 11/16/20	100,000	102,907
3.375% due 11/16/25	100,000	107,126
4.000% due 09/18/42	25,000	26,172
4.375% due 11/16/45	25,000	27,833
6.450% due 09/15/37	100,000	139,998
Automatic Data Processing Inc
2.250% due 09/15/20	50,000	51,599
3.375% due 09/15/25	25,000	27,375
Baxalta Inc
2.875% due 06/23/20	150,000	153,801
4.000% due 06/23/25	50,000	53,318
5.250% due 06/23/45	30,000	35,663
Becton Dickinson & Co
3.125% due 11/08/21	100,000	105,234
3.734% due 12/15/24	129,000	140,219
3.875% due 05/15/24	100,000	108,615
6.000% due 05/15/39	300,000	383,729
Bestfoods 7.250% due 12/15/26	200,000	286,464
Biogen Inc 5.200% due 09/15/45	300,000	355,149
Block Financial LLC 4.125% due 10/01/20	100,000	104,914
Boston Scientific Corp 2.650% due 10/01/18	100,000	102,335
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	101,313
3.250% due 08/01/42	100,000	100,654
Brown-Forman Corp 4.500% due 07/15/45	40,000	46,156
Bunge Ltd Finance Corp
3.250% due 08/15/26	20,000	20,125
8.500% due 06/15/19	10,000	11,731
Campbell Soup Co 2.500% due 08/02/22	100,000	102,534
Cardinal Health Inc
1.950% due 06/15/18	50,000	50,492
3.200% due 06/15/22	100,000	105,221
3.750% due 09/15/25	50,000	54,281
4.900% due 09/15/45	50,000	59,280
Catholic Health Initiatives 4.350% due 11/01/42	150,000	149,641
Celgene Corp
2.125% due 08/15/18	150,000	151,666
2.250% due 05/15/19	200,000	203,512
3.250% due 08/15/22	100,000	105,106
3.875% due 08/15/25	100,000	107,283
4.000% due 08/15/23	100,000	107,936
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,994
Cigna Corp
4.375% due 12/15/20	200,000	217,715
4.500% due 03/15/21	100,000	109,800
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	161,911
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	100,979
1.750% due 03/15/19	100,000	101,562

	Principal Amount	Value
ConAgra Foods Inc
1.900% due 01/25/18	$ 100,000	$ 100,616
3.200% due 01/25/23	79,000	82,264
Covidien International Finance SA 6.000% due 10/15/17	125,000	131,102
CR Bard Inc 3.000% due 05/15/26	50,000	50,804
Danaher Corp
1.650% due 09/15/18	35,000	35,304
3.350% due 09/15/25	30,000	32,675
4.375% due 09/15/45	30,000	35,635
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	99,837
3.875% due 04/29/43	100,000	105,939
5.750% due 10/23/17	100,000	104,675
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	157,534
Dignity Health 5.267% due 11/01/64	100,000	119,897
Dr Pepper Snapple Group Inc
2.550% due 09/15/26	50,000	49,928
3.200% due 11/15/21	50,000	52,885
Ecolab Inc
1.450% due 12/08/17	150,000	150,404
4.350% due 12/08/21	100,000	112,411
Eli Lilly & Co 5.500% due 03/15/27	100,000	127,908
Equifax Inc
2.300% due 06/01/21	50,000	50,580
3.250% due 06/01/26	100,000	103,306
Express Scripts Holding Co
3.000% due 07/15/23	50,000	50,877
3.300% due 02/25/21	300,000	315,625
3.400% due 03/01/27	20,000	20,170
4.800% due 07/15/46	15,000	15,690
General Mills Inc
1.400% due 10/20/17	150,000	150,390
5.400% due 06/15/40	45,000	56,396
5.650% due 02/15/19	100,000	109,585
Gilead Sciences Inc
1.850% due 09/04/18	40,000	40,423
1.950% due 03/01/22	230,000	230,695
2.550% due 09/01/20	100,000	103,354
2.950% due 03/01/27	100,000	101,253
3.250% due 09/01/22	170,000	180,675
3.650% due 03/01/26	100,000	107,824
4.150% due 03/01/47	75,000	77,281
4.400% due 12/01/21	100,000	111,793
4.500% due 02/01/45	210,000	225,359
4.600% due 09/01/35	45,000	49,666
4.750% due 03/01/46	50,000	55,957
GlaxoSmithKline Capital Inc (United Kingdom)
5.650% due 05/15/18	200,000	213,844
6.375% due 05/15/38	100,000	144,796
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	210,642
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	82,209
Humana Inc
3.850% due 10/01/24	100,000	107,479
4.625% due 12/01/42	100,000	105,912
Ingredion Inc 3.200% due 10/01/26	100,000	102,489
Johnson & Johnson
1.125% due 03/01/19	30,000	30,111
1.650% due 12/05/18	150,000	152,051
1.650% due 03/01/21	50,000	50,769
2.050% due 03/01/23	50,000	51,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
2.450% due 12/05/21	$ 150,000	$ 157,613
2.450% due 03/01/26	50,000	51,481
3.550% due 03/01/36	25,000	27,855
3.700% due 03/01/46	25,000	28,015
4.850% due 05/15/41	50,000	65,821
5.950% due 08/15/37	100,000	146,601
Kellogg Co
3.250% due 05/21/18	65,000	67,052
4.500% due 04/01/46	150,000	163,349
Kimberly-Clark Corp
2.150% due 08/15/20	50,000	51,554
3.050% due 08/15/25	50,000	53,387
6.625% due 08/01/37	100,000	148,308
7.500% due 11/01/18	50,000	56,383
Kraft Heinz Foods Co
2.800% due 07/02/20	400,000	414,914
3.000% due 06/01/26	80,000	80,854
3.500% due 06/06/22	200,000	212,793
4.375% due 06/01/46	115,000	122,501
6.500% due 02/09/40	175,000	236,173
Laboratory Corp of America Holdings
4.625% due 11/15/20	100,000	110,043
4.700% due 02/01/45	50,000	54,737
Life Technologies Corp 6.000% due 03/01/20	100,000	111,915
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	139,236
McCormick & Co Inc 3.250% due 11/15/25	35,000	37,321
McKesson Corp 3.796% due 03/15/24	300,000	324,201
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	214,870
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	53,955
7.125% due 03/15/18	200,000	215,666
Medtronic Inc
1.375% due 04/01/18	250,000	250,826
1.500% due 03/15/18	55,000	55,258
2.500% due 03/15/20	55,000	56,909
2.750% due 04/01/23	50,000	51,942
3.150% due 03/15/22	125,000	132,934
3.500% due 03/15/25	380,000	409,893
4.375% due 03/15/35	65,000	73,949
4.450% due 03/15/20	25,000	27,392
4.500% due 03/15/42	100,000	113,993
4.625% due 03/15/45	80,000	94,458
Merck & Co Inc
1.100% due 01/31/18	100,000	100,121
2.400% due 09/15/22	100,000	102,978
2.750% due 02/10/25	200,000	207,594
3.600% due 09/15/42	300,000	315,117
4.150% due 05/18/43	100,000	113,697
6.500% due 12/01/33	50,000	70,110
6.550% due 09/15/37	50,000	71,568
Molson Coors Brewing Co
2.100% due 07/15/21	35,000	35,364
3.000% due 07/15/26	45,000	45,434
4.200% due 07/15/46	40,000	41,966
5.000% due 05/01/42	100,000	116,533
Mondelez International Inc
6.125% due 02/01/18	100,000	105,979
6.500% due 02/09/40	100,000	137,015
Moody’s Corp 4.875% due 02/15/24	50,000	56,993
Mylan Inc 2.600% due 06/24/18	100,000	101,456
Mylan NV
2.500% due 06/07/19 ~	60,000	60,568
3.150% due 06/15/21 ~	100,000	101,993

	Principal Amount	Value
3.950% due 06/15/26 ~	$ 100,000	$ 101,007
5.250% due 06/15/46 ~	65,000	69,282
Novartis Capital Corp (Switzerland)
2.400% due 09/21/22	75,000	77,678
3.000% due 11/20/25	100,000	105,969
3.400% due 05/06/24	150,000	164,395
4.000% due 11/20/45	100,000	110,986
4.400% due 04/24/20	50,000	55,126
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	136,188
PepsiCo Inc
1.850% due 04/30/20	100,000	101,585
2.750% due 03/01/23	100,000	105,036
2.750% due 04/30/25	100,000	104,131
3.100% due 07/17/22	50,000	53,541
3.500% due 07/17/25	50,000	54,842
3.600% due 03/01/24	71,000	77,973
4.450% due 04/14/46	150,000	177,928
4.600% due 07/17/45	35,000	42,231
5.000% due 06/01/18	100,000	106,307
7.900% due 11/01/18	100,000	113,452
Perrigo Co PLC 2.300% due 11/08/18	250,000	250,975
Pfizer Inc
1.500% due 06/15/18	150,000	150,926
3.400% due 05/15/24	550,000	600,806
6.200% due 03/15/19	150,000	167,101
Philip Morris International Inc
1.875% due 01/15/19	50,000	50,548
2.125% due 05/10/23	25,000	24,980
3.250% due 11/10/24	125,000	133,474
3.375% due 08/11/25	50,000	54,050
4.250% due 11/10/44	30,000	33,472
4.500% due 03/20/42	200,000	226,766
5.650% due 05/16/18	200,000	213,928
6.375% due 05/16/38	100,000	140,044
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	134,927
Princeton University 5.700% due 03/01/39	50,000	72,413
Quest Diagnostics Inc
2.500% due 03/30/20	300,000	303,782
4.750% due 01/30/20	15,000	16,333
Reynolds American Inc
4.450% due 06/12/25	200,000	223,666
6.150% due 09/15/43	300,000	397,865
S&P Global Inc
4.000% due 06/15/25	50,000	54,295
4.400% due 02/15/26	100,000	112,022
Sanofi (France) 4.000% due 03/29/21	200,000	220,047
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/21	250,000	250,981
3.200% due 09/23/26	250,000	251,066
St Jude Medical Inc 3.250% due 04/15/23	100,000	103,218
Stryker Corp
4.100% due 04/01/43	100,000	103,815
4.375% due 05/15/44	300,000	327,108
Sysco Corp
2.500% due 07/15/21	35,000	35,792
2.600% due 10/01/20	50,000	51,525
2.600% due 06/12/22	100,000	102,038
3.750% due 10/01/25	25,000	26,967
4.500% due 04/01/46	25,000	27,284
4.850% due 10/01/45	15,000	17,242
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	202,083

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	$ 140,000	$ 139,768
2.200% due 07/21/21	175,000	174,887
2.800% due 07/21/23	165,000	165,733
3.150% due 10/01/26	55,000	55,409
4.100% due 10/01/46	125,000	125,273
The Board of Trustees of The Leland Stanford Junior University 3.460% due 05/01/47	50,000	55,890
The Clorox Co 3.800% due 11/15/21	100,000	108,603
The Coca-Cola Co
0.875% due 10/27/17	30,000	29,941
1.375% due 05/30/19	150,000	150,417
1.875% due 10/27/20	50,000	50,873
2.500% due 04/01/23	200,000	206,639
2.550% due 06/01/26	100,000	102,589
2.875% due 10/27/25	50,000	52,772
3.300% due 09/01/21	100,000	107,968
The Estee Lauder Cos Inc 1.700% due 05/10/21	30,000	30,157
The George Washington University 4.300% due 09/15/44	50,000	55,647
The Hershey Co 2.300% due 08/15/26	50,000	49,635
The JM Smucker Co 4.375% due 03/15/45	350,000	389,055
The Kroger Co
2.600% due 02/01/21	50,000	51,473
3.300% due 01/15/21	100,000	105,739
3.500% due 02/01/26	50,000	53,860
3.850% due 08/01/23	150,000	162,889
5.150% due 08/01/43	25,000	30,201
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	291,091
The Procter & Gamble Co
2.300% due 02/06/22	100,000	103,269
4.700% due 02/15/19	100,000	108,302
5.550% due 03/05/37	200,000	282,943
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	29,966
3.000% due 04/15/23	70,000	71,814
3.150% due 01/15/23	100,000	103,333
3.650% due 12/15/25	100,000	105,901
4.150% due 02/01/24	100,000	108,876
Tyson Foods Inc 4.500% due 06/15/22	300,000	333,527
Unilever Capital Corp (United Kingdom) 5.900% due 11/15/32	50,000	70,517
UnitedHealth Group Inc
1.625% due 03/15/19	250,000	251,558
1.900% due 07/16/18	60,000	60,648
2.700% due 07/15/20	30,000	31,197
3.750% due 07/15/25	75,000	82,503
4.625% due 11/15/41	300,000	349,105
4.750% due 07/15/45	50,000	60,267
6.875% due 02/15/38	250,000	367,839
University of Southern California 3.028% due 10/01/39	50,000	49,764
Verisk Analytics Inc 4.125% due 09/12/22	100,000	107,642
Whole Foods Market Inc 5.200% due 12/03/25 ~	50,000	54,433
Wyeth LLC
5.950% due 04/01/37	50,000	67,130
6.500% due 02/01/34	100,000	136,597
Yale University 2.086% due 04/15/19	100,000	102,426

	Principal Amount	Value
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	$ 100,000	$ 104,874
3.550% due 04/01/25	70,000	72,314
4.250% due 08/15/35	20,000	20,401
4.450% due 08/15/45	365,000	376,250
Zoetis Inc 3.250% due 02/01/23	300,000	309,672

		39,332,939

Diversified - 0.0%

Leucadia National Corp 6.625% due 10/23/43	100,000	99,525

Energy - 2.8%

Anadarko Petroleum Corp
3.450% due 07/15/24	100,000	98,859
6.200% due 03/15/40	100,000	114,976
6.450% due 09/15/36	150,000	176,087
Apache Corp
3.250% due 04/15/22	200,000	205,493
4.750% due 04/15/43	50,000	51,607
5.100% due 09/01/40	100,000	104,305
5.250% due 02/01/42	25,000	26,456
6.000% due 01/15/37	25,000	28,664
Baker Hughes Inc
5.125% due 09/15/40	50,000	56,263
7.500% due 11/15/18	165,000	184,919
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	104,836
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	199,944
1.674% due 02/13/18	50,000	50,202
1.676% due 05/03/19	20,000	20,084
2.112% due 09/16/21	200,000	201,211
2.237% due 05/10/19	200,000	203,256
2.315% due 02/13/20	100,000	102,104
2.750% due 05/10/23	250,000	254,773
3.119% due 05/04/26	25,000	25,708
3.561% due 11/01/21	100,000	107,508
Buckeye Partners LP 2.650% due 11/15/18	100,000	101,046
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	133,388
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	42,884
6.750% due 02/01/39	90,000	103,743
Chevron Corp
1.104% due 12/05/17	100,000	99,942
1.561% due 05/16/19	100,000	100,576
1.790% due 11/16/18	50,000	50,531
2.100% due 05/16/21	100,000	101,726
2.355% due 12/05/22	250,000	254,952
2.419% due 11/17/20	50,000	51,443
2.566% due 05/16/23	100,000	102,525
2.954% due 05/16/26	100,000	103,522
3.191% due 06/24/23	200,000	213,285
3.326% due 11/17/25	50,000	53,608
4.950% due 03/03/19	50,000	54,147
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	202,772
Columbia Pipeline Group Inc 2.450% due 06/01/18	200,000	201,265
ConocoPhillips
5.750% due 02/01/19	150,000	163,480
6.500% due 02/01/39	250,000	324,754
ConocoPhillips Co
3.350% due 11/15/24	350,000	359,145
4.200% due 03/15/21	50,000	54,128
4.950% due 03/15/26	50,000	56,475

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
ConocoPhillips Holding Co 6.950% due 04/15/29	$ 100,000	$ 127,535
Devon Energy Corp
5.000% due 06/15/45	105,000	102,768
5.850% due 12/15/25	50,000	56,751
Devon Financing Co LLC 7.875% due 09/30/31	150,000	186,393
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	88,693
5.875% due 09/18/23	50,000	54,065
5.875% due 05/28/45	200,000	185,000
7.625% due 07/23/19	100,000	114,375
Enable Midstream Partners LP 2.400% due 05/15/19	100,000	98,011
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,089
7.500% due 04/15/38	50,000	60,850
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	139,767
Encana Corp (Canada) 3.900% due 11/15/21	200,000	200,896
Energy Transfer Partners LP
3.600% due 02/01/23	400,000	394,384
4.050% due 03/15/25	100,000	99,414
4.900% due 02/01/24	100,000	104,351
5.950% due 10/01/43	100,000	101,553
6.125% due 12/15/45	200,000	209,174
6.500% due 02/01/42	100,000	104,837
9.000% due 04/15/19	50,000	57,122
EnLink Midstream Partners LP 4.850% due 07/15/26	30,000	30,263
Enterprise Products Operating LLC
4.450% due 02/15/43	300,000	295,626
4.850% due 03/15/44	300,000	313,698
6.125% due 10/15/39	115,000	132,511
6.500% due 01/31/19	100,000	110,976
6.875% due 03/01/33	150,000	183,900
EOG Resources Inc
3.150% due 04/01/25	350,000	355,714
5.625% due 06/01/19	100,000	109,588
EQT Corp 8.125% due 06/01/19	25,000	28,592
Exxon Mobil Corp
1.708% due 03/01/19	100,000	101,097
2.222% due 03/01/21	40,000	40,901
2.709% due 03/06/25	300,000	308,781
3.043% due 03/01/26	100,000	104,826
3.176% due 03/15/24	200,000	213,148
4.114% due 03/01/46	65,000	72,547
Halliburton Co
3.250% due 11/15/21	100,000	104,247
3.800% due 11/15/25	45,000	46,638
4.850% due 11/15/35	50,000	53,936
5.000% due 11/15/45	42,000	46,136
6.150% due 09/15/19	100,000	112,154
7.450% due 09/15/39	25,000	34,163
Hess Corp
4.300% due 04/01/27	50,000	50,516
5.600% due 02/15/41	50,000	49,974
5.800% due 04/01/47	50,000	51,357
7.125% due 03/15/33	50,000	56,701
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	106,030
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	104,970
4.150% due 02/01/24	100,000	102,251
5.300% due 09/15/20	50,000	53,998
5.400% due 09/01/44	250,000	252,074
6.950% due 01/15/38	200,000	228,126

	Principal Amount	Value
Kinder Morgan Inc
3.050% due 12/01/19	$ 100,000	$ 102,253
5.300% due 12/01/34	70,000	70,115
6.500% due 09/15/20	300,000	335,918
Magellan Midstream Partners LP
4.250% due 09/15/46	70,000	69,930
5.000% due 03/01/26	50,000	57,102
6.400% due 07/15/18	100,000	107,900
Marathon Oil Corp
2.800% due 11/01/22	100,000	92,752
3.850% due 06/01/25	50,000	47,595
5.200% due 06/01/45	50,000	45,088
6.000% due 10/01/17	50,000	51,713
Marathon Petroleum Corp
2.700% due 12/14/18	50,000	51,104
3.400% due 12/15/20	50,000	52,015
5.850% due 12/15/45	50,000	51,081
6.500% due 03/01/41	100,000	109,897
MPLX LP 4.875% due 12/01/24	250,000	259,136
Nabors Industries Inc 4.625% due 09/15/21	150,000	141,518
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	94,520
3.950% due 12/01/42	100,000	79,247
Nexen Energy ULC (China)
6.200% due 07/30/19	50,000	55,710
7.500% due 07/30/39	300,000	447,348
Noble Energy Inc
4.150% due 12/15/21	100,000	106,458
5.050% due 11/15/44	150,000	148,986
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	105,417
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	150,489
2.700% due 02/15/23	200,000	204,222
4.100% due 02/01/21	100,000	108,763
ONEOK Partners LP
3.375% due 10/01/22	100,000	101,058
8.625% due 03/01/19	150,000	170,221
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	106,890
6.800% due 05/15/38	200,000	263,958
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	102,550
4.250% due 01/15/25	200,000	195,000
4.500% due 01/23/26	250,000	243,750
4.875% due 01/24/22	100,000	102,000
5.500% due 02/04/19 ~	60,000	63,420
5.500% due 01/21/21	100,000	105,875
5.625% due 01/23/46	150,000	131,737
6.375% due 02/04/21 ~	100,000	109,260
6.500% due 06/02/41	400,000	391,000
6.625% due 06/15/35	200,000	204,570
6.875% due 08/04/26 ~	100,000	112,995
8.000% due 05/03/19	200,000	225,800
Phillips 66
4.300% due 04/01/22	100,000	110,068
4.650% due 11/15/34	200,000	217,509
Pioneer Natural Resources Co
3.950% due 07/15/22	100,000	106,555
4.450% due 01/15/26	50,000	54,461
Plains All American Pipeline LP
4.650% due 10/15/25	100,000	104,144
4.700% due 06/15/44	50,000	44,223
5.000% due 02/01/21	50,000	54,308
6.700% due 05/15/36	100,000	108,908
Schlumberger Investment SA 3.650% due 12/01/23	42,000	45,509

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Shell International Finance BV (Netherlands)
1.375% due 05/10/19	$ 100,000	$99,755
1.375% due 09/12/19	50,000	49,870
1.750% due 09/12/21	50,000	49,763
1.875% due 05/10/21	100,000	100,143
1.900% due 08/10/18	150,000	152,123
2.125% due 05/11/20	100,000	101,567
2.375% due 08/21/22	100,000	101,743
2.500% due 09/12/26	50,000	49,258
2.875% due 05/10/26	100,000	102,017
3.250% due 05/11/25	100,000	105,528
3.625% due 08/21/42	100,000	97,174
3.750% due 09/12/46	50,000	49,680
4.000% due 05/10/46	100,000	102,844
4.125% due 05/11/35	263,000	284,133
4.300% due 09/22/19	100,000	107,801
4.550% due 08/12/43	250,000	277,099
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	109,967
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	99,286
Spectra Energy Partners LP 2.950% due 09/25/18	189,000	192,501
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	102,077
2.900% due 11/08/20	90,000	94,355
3.150% due 01/23/22	100,000	106,108
3.700% due 03/01/24	200,000	217,686
3.950% due 05/15/43	300,000	310,878
5.250% due 04/15/19	100,000	109,507
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	100,141
3.900% due 07/15/26	100,000	102,236
Total Capital Canada Ltd (France) 1.450% due 01/15/18	150,000	150,453
Total Capital International SA (France) 3.700% due 01/15/24	200,000	219,759
Total Capital SA (France)
2.125% due 08/10/18	100,000	101,656
4.125% due 01/28/21	100,000	109,682
4.450% due 06/24/20	200,000	219,910
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	100,387
3.750% due 10/16/23	100,000	106,926
7.125% due 01/15/19	100,000	111,376
7.250% due 08/15/38	300,000	426,943
7.625% due 01/15/39	50,000	74,313
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	145,182
Valero Energy Corp
6.125% due 02/01/20	50,000	56,462
6.625% due 06/15/37	150,000	176,609
Western Gas Partners LP 5.375% due 06/01/21	200,000	217,983
Williams Partners LP
3.600% due 03/15/22	100,000	101,867
4.000% due 11/15/21	100,000	103,616
4.000% due 09/15/25	100,000	100,227
5.100% due 09/15/45	100,000	98,151
6.300% due 04/15/40	20,000	22,098
XTO Energy Inc 6.500% due 12/15/18	100,000	111,134

		24,356,079

Financial - 8.5%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	150,000	153,562
3.950% due 02/01/22	175,000	179,594
4.500% due 05/15/21	150,000	157,312
4.625% due 10/30/20	150,000	157,875

	Principal Amount	Value
Affiliated Managers Group Inc 3.500% due 08/01/25	$50,000	$49,829
Aflac Inc
3.625% due 06/15/23	200,000	215,340
4.000% due 02/15/22	100,000	109,884
6.900% due 12/17/39	15,000	21,259
Air Lease Corp
2.625% due 09/04/18	150,000	151,428
3.375% due 01/15/19	100,000	102,962
Alexandria Real Estate Equities Inc REIT
3.950% due 01/15/27	25,000	26,227
4.500% due 07/30/29	20,000	21,546
Alleghany Corp 4.950% due 06/27/22	100,000	111,191
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	106,912
American Express Co
2.650% due 12/02/22	150,000	153,740
4.050% due 12/03/42	125,000	131,452
7.000% due 03/19/18	100,000	107,901
American Express Credit Corp
1.800% due 07/31/18	100,000	100,606
1.875% due 11/05/18	80,000	80,674
2.125% due 07/27/18	250,000	253,668
2.125% due 03/18/19	100,000	101,660
2.375% due 05/26/20	100,000	102,334
American International Group Inc
3.750% due 07/10/25	35,000	36,797
3.875% due 01/15/35	100,000	98,571
3.900% due 04/01/26	300,000	318,192
4.375% due 01/15/55	100,000	95,561
4.700% due 07/10/35	50,000	54,201
4.800% due 07/10/45	50,000	53,255
5.850% due 01/16/18	200,000	211,060
American Tower Corp REIT
3.375% due 10/15/26	100,000	101,632
3.450% due 09/15/21	200,000	210,747
4.700% due 03/15/22	200,000	222,587
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	109,747
7.300% due 06/28/19	20,000	22,942
Aon Corp 5.000% due 09/30/20	50,000	55,428
Aon PLC 4.250% due 12/12/42	200,000	201,723
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	220,437
Ares Capital Corp
3.625% due 01/19/22	50,000	50,432
3.875% due 01/15/20	30,000	31,053
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	250,271
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	35,963
3.625% due 10/01/20	100,000	106,405
AXA SA (France) 8.600% due 12/15/30	75,000	106,125
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	55,776
Bank of America Corp
2.250% due 04/21/20	150,000	151,059
2.600% due 01/15/19	200,000	204,163
2.625% due 04/19/21	150,000	152,560
2.650% due 04/01/19	67,000	68,475
3.300% due 01/11/23	350,000	363,376
3.500% due 04/19/26	150,000	156,298
3.875% due 08/01/25	100,000	107,094
3.950% due 04/21/25	200,000	207,532

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
4.100% due 07/24/23	$ 300,000	$ 325,398
4.200% due 08/26/24	285,000	301,878
4.450% due 03/03/26	85,000	91,454
4.750% due 04/21/45	85,000	91,470
4.875% due 04/01/44	200,000	233,290
5.000% due 01/21/44	200,000	236,963
5.625% due 07/01/20	200,000	224,977
5.650% due 05/01/18	150,000	159,170
5.700% due 01/24/22	150,000	174,682
6.110% due 01/29/37	250,000	306,083
6.875% due 04/25/18	200,000	215,756
7.625% due 06/01/19	150,000	172,235
7.750% due 05/14/38	200,000	291,428
Bank of Montreal (Canada)
1.350% due 08/28/18	50,000	49,945
1.450% due 04/09/18	200,000	200,044
1.500% due 07/18/19	75,000	74,866
1.900% due 08/27/21	100,000	99,555
Barclays Bank PLC (United Kingdom) 5.140% due 10/14/20	250,000	270,970
Barclays PLC (United Kingdom)
2.750% due 11/08/19	200,000	201,808
2.875% due 06/08/20	250,000	251,873
4.375% due 01/12/26	200,000	207,318
BB&T Corp
2.050% due 06/19/18	100,000	101,041
2.450% due 01/15/20	100,000	102,386
2.625% due 06/29/20	50,000	51,659
3.950% due 03/22/22	200,000	216,295
Berkshire Hathaway Finance Corp
1.700% due 03/15/19	60,000	60,569
4.300% due 05/15/43	200,000	225,829
5.400% due 05/15/18	400,000	426,948
5.750% due 01/15/40	25,000	33,430
Berkshire Hathaway Inc
2.200% due 03/15/21	35,000	36,057
3.000% due 02/11/23	50,000	52,701
3.125% due 03/15/26	35,000	36,887
3.400% due 01/31/22	100,000	108,236
BlackRock Inc 5.000% due 12/10/19	100,000	110,983
BNP Paribas SA (France)
2.400% due 12/12/18	150,000	152,325
2.450% due 03/17/19	100,000	101,885
5.000% due 01/15/21	200,000	223,923
Boston Properties LP REIT
3.700% due 11/15/18	200,000	208,453
4.125% due 05/15/21	100,000	108,872
BPCE SA (France) 2.500% due 07/15/19	250,000	255,456
Branch Banking & Trust Co 1.450% due 05/10/19	300,000	300,352
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	100,434
4.125% due 06/15/26	50,000	51,951
Camden Property Trust REIT 3.500% due 09/15/24	100,000	103,038
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	100,000	100,036
Capital One Bank USA NA 8.800% due 07/15/19	50,000	58,670
Capital One Financial Corp
3.200% due 02/05/25	200,000	203,865
3.750% due 07/28/26	50,000	50,370
Capital One NA 2.350% due 08/17/18	250,000	253,143
CBRE Services Inc REIT 4.875% due 03/01/26	100,000	104,498

	Principal Amount	Value
CC Holdings GS V LLC REIT 3.849% due 04/15/23	$ 100,000	$ 107,301
Chubb INA Holdings Inc
2.300% due 11/03/20	400,000	410,661
2.700% due 03/13/23	25,000	25,858
3.150% due 03/15/25	100,000	105,854
4.150% due 03/13/43	25,000	27,995
5.900% due 06/15/19	15,000	16,740
Citigroup Inc
1.700% due 04/27/18	300,000	300,431
2.350% due 08/02/21	150,000	150,440
2.500% due 07/29/19	100,000	102,097
2.650% due 10/26/20	250,000	255,633
2.700% due 03/30/21	50,000	51,171
3.400% due 05/01/26	100,000	103,594
3.750% due 06/16/24	100,000	106,573
3.875% due 03/26/25	100,000	103,445
4.000% due 08/05/24	50,000	52,540
4.050% due 07/30/22	500,000	532,096
4.300% due 11/20/26	100,000	105,162
4.400% due 06/10/25	400,000	424,521
4.500% due 01/14/22	60,000	66,350
4.750% due 05/18/46	50,000	52,900
5.300% due 05/06/44	400,000	452,354
6.125% due 08/25/36	100,000	120,534
8.125% due 07/15/39	200,000	316,058
Citizens Financial Group Inc
2.375% due 07/28/21	300,000	301,408
4.350% due 08/01/25	100,000	104,252
CME Group Inc ‘A’
3.000% due 09/15/22	50,000	53,150
3.000% due 03/15/25	50,000	52,560
CNA Financial Corp
4.500% due 03/01/26	50,000	54,279
7.350% due 11/15/19	15,000	17,318
Comerica Bank 4.000% due 07/27/25	250,000	262,609
Commonwealth Bank of Australia (Australia) 2.300% due 03/12/20	250,000	254,330
Cooperatieve Rabobank UA (Netherlands)
1.375% due 08/09/19	250,000	248,925
3.375% due 05/21/25	250,000	266,445
3.875% due 02/08/22	200,000	218,373
3.950% due 11/09/22	250,000	262,447
5.250% due 05/24/41	200,000	247,432
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	51,815
Credit Suisse AG NY (Switzerland)
2.300% due 05/28/19	300,000	303,833
4.375% due 08/05/20	350,000	378,114
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	248,972
3.800% due 09/15/22	250,000	255,756
3.800% due 06/09/23 ~	250,000	253,771
Crown Castle International Corp REIT
2.250% due 09/01/21	55,000	55,023
3.400% due 02/15/21	30,000	31,430
3.700% due 06/15/26	35,000	36,614
4.450% due 02/15/26	35,000	38,535
CubeSmart LP REIT 3.125% due 09/01/26	50,000	49,917
DDR Corp REIT 3.375% due 05/15/23	100,000	100,976
Deutsche Bank AG (Germany) 3.700% due 05/30/24	285,000	273,503
Digital Realty Trust LP REIT 3.950% due 07/01/22	100,000	106,131

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Discover Bank
2.000% due 02/21/18	$250,000	$250,883
3.450% due 07/27/26	250,000	252,128
Duke Realty LP REIT 3.875% due 10/15/22	200,000	213,385
ERP Operating LP REIT
4.500% due 06/01/45	75,000	82,802
4.625% due 12/15/21	60,000	67,441
Essex Portfolio LP REIT
3.375% due 04/15/26	50,000	51,248
3.875% due 05/01/24	50,000	53,118
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	56,949
Fifth Third Bancorp 8.250% due 03/01/38	25,000	37,270
Fifth Third Bank
1.450% due 02/28/18	200,000	200,370
2.875% due 10/01/21	300,000	314,046
Franklin Resources Inc 2.800% due 09/15/22	25,000	26,116
GE Capital International Funding Co Unlimited Co
2.342% due 11/15/20	1,000,000	1,027,758
4.418% due 11/15/35	413,000	465,351
HCP Inc REIT
3.400% due 02/01/25	100,000	99,001
4.250% due 11/15/23	93,000	97,837
5.375% due 02/01/21	150,000	168,203
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	101,474
HSBC Bank USA NA 4.875% due 08/24/20	100,000	108,622
HSBC Finance Corp 6.676% due 01/15/21	211,000	242,706
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	250,000	253,748
3.900% due 05/25/26	200,000	208,096
4.000% due 03/30/22	100,000	106,631
4.250% due 08/18/25	200,000	205,820
4.875% due 01/14/22	100,000	110,658
6.500% due 09/15/37	300,000	386,232
6.800% due 06/01/38	150,000	199,000
HSBC USA Inc
2.000% due 08/07/18	100,000	100,566
3.500% due 06/23/24	500,000	521,136
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	110,305
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	200,000	203,995
Invesco Finance PLC 5.375% due 11/30/43	200,000	239,127
Jefferies Group LLC
5.125% due 01/20/23	150,000	160,070
8.500% due 07/15/19	125,000	143,980
JPMorgan Chase & Co
1.625% due 05/15/18	350,000	350,921
1.800% due 01/25/18	200,000	200,848
1.850% due 03/22/19	300,000	301,776
2.200% due 10/22/19	400,000	406,420
2.350% due 01/28/19	200,000	203,390
2.400% due 06/07/21	50,000	50,601
2.950% due 10/01/26	200,000	200,947
3.200% due 06/15/26	100,000	102,820
3.250% due 09/23/22	400,000	419,931
3.625% due 05/13/24	200,000	213,023
4.250% due 10/15/20	250,000	271,152
4.350% due 08/15/21	200,000	219,769
4.400% due 07/22/20	200,000	218,036
4.950% due 06/01/45	200,000	225,121
5.500% due 10/15/40	100,000	127,427

	Principal Amount	Value
5.600% due 07/15/41	$100,000	$128,596
6.300% due 04/23/19	250,000	278,582
6.400% due 05/15/38	300,000	415,069
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	250,697
KeyBank NA 1.600% due 08/22/19	250,000	250,107
KeyCorp
2.300% due 12/13/18	100,000	101,619
2.900% due 09/15/20	120,000	124,724
5.100% due 03/24/21	100,000	112,880
KFW (Germany)
1.000% due 01/26/18	1,000,000	1,001,548
1.000% due 06/11/18	700,000	700,746
1.000% due 07/15/19	250,000	249,152
1.875% due 04/01/19	200,000	204,023
1.875% due 06/30/20	500,000	510,784
2.000% due 10/04/22	250,000	256,975
2.000% due 05/02/25	400,000	408,116
2.125% due 01/17/23	650,000	672,315
2.375% due 08/25/21	250,000	261,606
4.000% due 01/27/20	100,000	109,053
4.375% due 03/15/18	200,000	209,975
4.500% due 07/16/18	100,000	106,250
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	104,077
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	102,998
6.875% due 10/01/19	25,000	28,682
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	100,656
1.750% due 04/15/19	225,000	228,818
1.750% due 07/27/26	100,000	99,746
2.000% due 01/13/25	200,000	203,978
Legg Mason Inc 4.750% due 03/15/26	50,000	54,160
Liberty Property LP REIT 4.400% due 02/15/24	94,000	102,854
Lincoln National Corp 8.750% due 07/01/19	115,000	135,438
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	205,755
Lloyds Banking Group PLC (United Kingdom)
4.500% due 11/04/24	300,000	311,297
4.582% due 12/10/25 ~	200,000	205,384
Loews Corp 2.625% due 05/15/23	150,000	151,590
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	54,749
5.375% due 03/04/46	50,000	59,829
Markel Corp 5.350% due 06/01/21	150,000	168,535
Marsh & McLennan Cos Inc
2.550% due 10/15/18	50,000	50,869
3.500% due 03/10/25	75,000	79,405
3.750% due 03/14/26	100,000	108,366
MetLife Inc
3.600% due 04/10/24	300,000	318,237
5.700% due 06/15/35	100,000	121,405
5.875% due 02/06/41	200,000	248,751
6.375% due 06/15/34	100,000	128,644
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	200,000	199,632
3.850% due 03/01/26	200,000	217,320
Morgan Stanley
2.125% due 04/25/18	600,000	605,255
2.500% due 01/24/19	300,000	305,743
3.125% due 07/27/26	70,000	70,847
4.100% due 05/22/23	600,000	635,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
4.300% due 01/27/45	$ 400,000	$ 431,081
4.350% due 09/08/26	90,000	96,332
4.875% due 11/01/22	100,000	110,452
5.500% due 07/28/21	250,000	285,457
5.625% due 09/23/19	200,000	221,628
5.750% due 01/25/21	200,000	228,222
5.950% due 12/28/17	200,000	210,647
6.625% due 04/01/18	250,000	267,958
7.250% due 04/01/32	100,000	139,320
MUFG Union Bank NA 2.625% due 09/26/18	250,000	254,725
Nasdaq Inc 5.550% due 01/15/20	100,000	110,505
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	248,864
3.000% due 01/20/23	200,000	208,354
National City Corp 6.875% due 05/15/19	200,000	225,408
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	102,562
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	109,586
4.750% due 04/30/43 §	200,000	203,564
8.000% due 03/01/32	50,000	75,265
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,756
Northern Trust Corp 3.375% due 08/23/21	50,000	53,710
Oesterreichische Kontrollbank AG (Austria)
1.125% due 05/29/18	150,000	150,175
1.375% due 02/10/20	200,000	201,069
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24	100,000	105,330
PNC Bank NA
1.850% due 07/20/18	250,000	252,233
2.250% due 07/02/19	250,000	254,883
2.950% due 02/23/25	300,000	309,608
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,580
4.625% due 09/15/42	100,000	106,180
Private Export Funding Corp
2.300% due 09/15/20	150,000	155,832
2.450% due 07/15/24	100,000	104,261
4.300% due 12/15/21	25,000	28,522
Prologis LP REIT
2.750% due 02/15/19	43,000	44,020
3.350% due 02/01/21	100,000	105,835
Prospect Capital Corp 5.000% due 07/15/19	100,000	101,006
Protective Life Corp 8.450% due 10/15/39	25,000	35,448
Prudential Financial Inc
5.200% due 03/15/44 §	100,000	103,250
5.625% due 05/12/41	50,000	59,104
5.875% due 09/15/42 §	100,000	110,450
6.200% due 11/15/40	50,000	61,879
6.625% due 06/21/40	50,000	65,180
7.375% due 06/15/19	320,000	368,512
Realty Income Corp REIT
4.650% due 08/01/23	50,000	55,220
5.875% due 03/15/35	50,000	61,811
Regency Centers LP REIT 4.800% due 04/15/21	100,000	110,829
Regions Financial Corp 3.200% due 02/08/21	50,000	52,033
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	62,939
Royal Bank of Canada (Canada)
1.500% due 01/16/18	200,000	200,538
1.625% due 04/15/19	100,000	100,256

	Principal Amount	Value
2.000% due 12/10/18	$ 100,000	$ 101,257
2.150% due 03/06/20	100,000	101,543
2.200% due 09/23/19	200,000	204,024
2.300% due 03/22/21	500,000	514,063
4.650% due 01/27/26	400,000	437,072
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	500,000	494,237
Santander Bank NA 2.000% due 01/12/18	150,000	150,053
Santander Holdings USA Inc 2.700% due 05/24/19	50,000	50,652
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 08/05/21	200,000	200,099
3.125% due 01/08/21	150,000	152,971
Santander UK PLC (United Kingdom)
2.000% due 08/24/18	67,000	67,263
4.000% due 03/13/24	100,000	109,148
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,443
Simon Property Group LP REIT
2.200% due 02/01/19	150,000	152,934
4.250% due 10/01/44	200,000	219,054
Stifel Financial Corp 4.250% due 07/18/24	50,000	50,686
Sumitomo Mitsui Banking Corp (Japan)
2.500% due 07/19/18	300,000	304,294
3.400% due 07/11/24	300,000	316,737
Sumitomo Mitsui Financial Group Inc (Japan)
2.934% due 03/09/21	100,000	102,848
3.784% due 03/09/26	100,000	108,153
SunTrust Banks Inc
2.500% due 05/01/19	50,000	51,134
2.900% due 03/03/21	100,000	104,174
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	250,960
Synchrony Financial
2.600% due 01/15/19	50,000	50,614
3.700% due 08/04/26	50,000	49,777
3.750% due 08/15/21	200,000	210,610
Tanger Properties LP REIT 3.750% due 12/01/24	50,000	52,661
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	104,286
The Allstate Corp 5.750% due 08/15/53 §	200,000	215,125
The Bank of New York Mellon Corp
1.350% due 03/06/18	25,000	25,073
2.050% due 05/03/21	50,000	50,375
2.100% due 01/15/19	100,000	101,700
2.600% due 08/17/20	500,000	517,411
2.800% due 05/04/26	50,000	51,410
3.400% due 05/15/24	100,000	107,176
The Bank of Nova Scotia (Canada)
1.450% due 04/25/18	100,000	100,214
1.650% due 06/14/19	400,000	400,836
1.700% due 06/11/18	150,000	150,710
2.050% due 06/05/19	100,000	101,422
2.450% due 03/22/21	250,000	256,234
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	268,519
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,860
3.225% due 09/01/22	25,000	26,612
The Chubb Corp 5.750% due 05/15/18	50,000	53,634
The Goldman Sachs Group Inc
2.375% due 01/22/18	300,000	303,151

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
2.600% due 04/23/20	$ 150,000	$ 152,588
2.625% due 01/31/19	400,000	408,600
2.875% due 02/25/21	100,000	102,675
2.900% due 07/19/18	300,000	307,021
3.500% due 01/23/25	150,000	155,484
3.625% due 01/22/23	400,000	423,400
3.750% due 05/22/25	150,000	157,882
3.750% due 02/25/26	60,000	63,162
4.750% due 10/21/45	100,000	112,968
5.150% due 05/22/45	280,000	307,263
5.250% due 07/27/21	150,000	169,538
5.375% due 03/15/20	300,000	332,482
6.125% due 02/15/33	150,000	189,858
6.150% due 04/01/18	100,000	106,546
6.750% due 10/01/37	200,000	255,934
7.500% due 02/15/19	250,000	282,705
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	170,618
The Huntington National Bank 2.400% due 04/01/20	300,000	304,036
The PNC Financial Services Group Inc 5.125% due 02/08/20	100,000	111,148
The Progressive Corp 3.750% due 08/23/21	100,000	108,905
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	100,000	100,050
1.450% due 09/06/18	50,000	50,023
1.450% due 08/13/19	100,000	99,829
1.750% due 07/23/18	75,000	75,478
1.800% due 07/13/21	100,000	99,678
1.950% due 01/22/19	100,000	101,183
2.250% due 11/05/19	100,000	102,056
2.500% due 12/14/20	50,000	51,449
The Travelers Cos Inc
5.750% due 12/15/17	50,000	52,638
6.250% due 06/15/37	125,000	174,503
Torchmark Corp 9.250% due 06/15/19	50,000	59,464
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	137,352
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	408,163
UDR Inc REIT 3.700% due 10/01/20	100,000	105,469
Unum Group 3.875% due 11/05/25	50,000	51,100
US Bancorp
2.950% due 07/15/22	250,000	260,675
3.600% due 09/11/24	400,000	429,369
US Bank NA 1.400% due 04/26/19	250,000	249,886
Ventas Realty LP REIT
3.125% due 06/15/23	90,000	91,987
3.250% due 10/15/26	100,000	101,211
4.000% due 04/30/19	100,000	105,107
4.125% due 01/15/26	31,000	33,424
Visa Inc
1.200% due 12/14/17	25,000	25,061
2.200% due 12/14/20	350,000	359,132
2.800% due 12/14/22	50,000	52,465
3.150% due 12/14/25	200,000	211,642
4.150% due 12/14/35	30,000	34,095
4.300% due 12/14/45	100,000	116,178
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	110,058
Voya Financial Inc
3.650% due 06/15/26	50,000	49,908
4.800% due 06/15/46	30,000	29,859
Wachovia Corp
5.500% due 08/01/35	200,000	233,682
5.750% due 02/01/18	100,000	105,676

	Principal Amount	Value
Weingarten Realty Investors REIT 3.375% due 10/15/22	$ 200,000	$206,102
Wells Fargo & Co
1.500% due 01/16/18	100,000	100,113
2.125% due 04/22/19	100,000	101,416
2.500% due 03/04/21	150,000	152,172
2.550% due 12/07/20	170,000	173,419
3.000% due 04/22/26	150,000	151,696
3.450% due 02/13/23	300,000	309,757
3.500% due 03/08/22	550,000	584,032
3.900% due 05/01/45	300,000	310,277
4.100% due 06/03/26	300,000	318,863
4.125% due 08/15/23	300,000	321,482
4.600% due 04/01/21	200,000	220,692
5.375% due 02/07/35	100,000	122,227
5.606% due 01/15/44	100,000	120,009
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	137,583
Welltower Inc REIT
4.250% due 04/01/26	150,000	162,353
4.500% due 01/15/24	150,000	164,118
Westpac Banking Corp (Australia)
1.500% due 12/01/17	100,000	100,255
1.600% due 08/19/19	150,000	150,026
1.950% due 11/23/18	200,000	201,686
2.000% due 08/19/21	150,000	150,024
2.300% due 05/26/20	100,000	101,832
2.700% due 08/19/26	150,000	149,535
4.875% due 11/19/19	25,000	27,415
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	135,941
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	112,737
WP Carey Inc REIT 4.600% due 04/01/24	100,000	104,708
WR Berkley Corp 6.250% due 02/15/37	50,000	62,720
XLIT Ltd (Ireland)
2.300% due 12/15/18	250,000	253,095
5.250% due 12/15/43	50,000	55,320

		73,786,612

Industrial - 1.9%

3M Co 2.000% due 06/26/22	400,000	406,671
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	104,914
Agilent Technologies Inc 3.200% due 10/01/22	100,000	103,782
Amphenol Corp 2.550% due 01/30/19	200,000	204,766
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,712
Avnet Inc 4.625% due 04/15/26	25,000	25,946
Bemis Co Inc 3.100% due 09/15/26	100,000	101,123
Boeing Capital Corp 4.700% due 10/27/19	200,000	220,310
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	158,019
3.650% due 09/01/25	50,000	55,142
4.450% due 03/15/43	300,000	342,086
4.700% due 10/01/19	100,000	109,938
4.700% due 09/01/45	50,000	59,084
5.750% due 05/01/40	100,000	130,474
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	105,441
2.950% due 11/21/24	100,000	105,813
6.200% due 06/01/36	50,000	69,302

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	$ 150,000	$ 153,873
4.500% due 01/15/22	50,000	55,123
4.800% due 09/15/35	20,000	22,965
6.125% due 09/15/15	30,000	37,329
Caterpillar Financial Services Corp
1.931% due 10/01/21 # ~	400,000	399,872
2.750% due 08/20/21	135,000	141,221
Caterpillar Inc
3.803% due 08/15/42	100,000	103,764
3.900% due 05/27/21	200,000	218,882
6.050% due 08/15/36	125,000	165,242
Corning Inc
1.450% due 11/15/17	100,000	99,974
1.500% due 05/08/18	100,000	99,761
CSX Corp
3.400% due 08/01/24	200,000	214,861
3.700% due 11/01/23	100,000	108,766
5.500% due 04/15/41	75,000	92,777
7.375% due 02/01/19	50,000	56,622
Deere & Co
3.900% due 06/09/42	100,000	108,922
4.375% due 10/16/19	50,000	54,466
Dover Corp 5.375% due 03/01/41	50,000	63,805
Eaton Corp
2.750% due 11/02/22	200,000	206,991
4.000% due 11/02/32	100,000	107,625
Emerson Electric Co
2.625% due 12/01/21	100,000	104,755
3.150% due 06/01/25	100,000	105,968
4.250% due 11/15/20	25,000	27,500
FedEx Corp
3.875% due 08/01/42	100,000	101,645
4.000% due 01/15/24	200,000	223,340
4.750% due 11/15/45	50,000	57,294
Flex Ltd 4.750% due 06/15/25	50,000	53,356
FLIR Systems Inc 3.125% due 06/15/21	100,000	103,331
Flowserve Corp 4.000% due 11/15/23	143,000	149,883
Fortive Corp
2.350% due 06/15/21 ~	100,000	101,039
3.150% due 06/15/26 ~	150,000	154,674
4.300% due 06/15/46 ~	125,000	134,699
GATX Corp
2.375% due 07/30/18	46,000	46,483
3.250% due 03/30/25	100,000	100,840
General Dynamics Corp
1.000% due 11/15/17	50,000	50,014
3.600% due 11/15/42	200,000	210,487
General Electric Co
1.600% due 11/20/17	150,000	151,019
2.700% due 10/09/22	100,000	104,108
3.375% due 03/11/24	250,000	271,432
4.125% due 10/09/42	100,000	109,985
4.500% due 03/11/44	300,000	347,112
5.250% due 12/06/17	100,000	104,801
5.875% due 01/14/38	115,000	154,806
6.750% due 03/15/32	101,000	142,399
6.875% due 01/10/39	58,000	87,446
Harris Corp 2.700% due 04/27/20	200,000	203,918
Honeywell International Inc
5.000% due 02/15/19	100,000	108,833
5.300% due 03/01/18	125,000	132,329
Hubbell Inc 3.350% due 03/01/26	50,000	52,562

	Principal Amount	Value
Illinois Tool Works Inc
1.950% due 03/01/19	$ 150,000	$ 153,002
4.875% due 09/15/41	100,000	122,905
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	110,699
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	52,343
John Deere Capital Corp
1.350% due 01/16/18	100,000	100,252
1.750% due 08/10/18	50,000	50,471
1.950% due 12/13/18	200,000	203,446
2.450% due 09/11/20	50,000	51,540
2.650% due 06/10/26	100,000	102,666
2.750% due 03/15/22	100,000	104,092
2.800% due 03/06/23	50,000	52,110
3.400% due 09/11/25	50,000	54,396
Kansas City Southern 4.950% due 08/15/45	100,000	114,258
Keysight Technologies Inc 4.550% due 10/30/24	100,000	103,629
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	53,089
L-3 Communications Corp 5.200% due 10/15/19	100,000	109,568
Lockheed Martin Corp
1.850% due 11/23/18	35,000	35,436
2.500% due 11/23/20	200,000	206,668
2.900% due 03/01/25	50,000	51,685
3.550% due 01/15/26	100,000	108,334
3.600% due 03/01/35	25,000	25,762
3.800% due 03/01/45	20,000	20,528
4.250% due 11/15/19	100,000	108,676
4.500% due 05/15/36	20,000	22,881
4.700% due 05/15/46	44,000	52,637
6.150% due 09/01/36	100,000	135,258
Norfolk Southern Corp
2.903% due 02/15/23	100,000	103,753
3.000% due 04/01/22	100,000	104,749
4.650% due 01/15/46	50,000	58,044
4.800% due 08/15/43	100,000	116,653
4.837% due 10/01/41	50,000	58,450
5.900% due 06/15/19	50,000	55,739
Northrop Grumman Corp
3.250% due 08/01/23	100,000	107,071
3.500% due 03/15/21	100,000	107,024
3.850% due 04/15/45	100,000	104,486
Owens Corning 4.200% due 12/15/22	138,000	148,468
Packaging Corp of America 3.650% due 09/15/24	100,000	104,317
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	142,141
Pentair Finance SA (United Kingdom) 2.900% due 09/15/18	250,000	253,611
Precision Castparts Corp
2.500% due 01/15/23	100,000	103,205
3.250% due 06/15/25	50,000	53,718
4.200% due 06/15/35	50,000	56,827
4.375% due 06/15/45	50,000	59,253
Raytheon Co
2.500% due 12/15/22	125,000	129,876
4.400% due 02/15/20	25,000	27,510
Republic Services Inc
3.200% due 03/15/25	100,000	104,912
3.800% due 05/15/18	200,000	207,842
5.500% due 09/15/19	27,000	29,947
Rockwell Automation Inc 2.050% due 03/01/20	100,000	101,298
Rockwell Collins Inc 5.250% due 07/15/19	100,000	110,638

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Roper Technologies Inc 1.850% due 11/15/17	$ 100,000	$ 100,516
Ryder System Inc 2.350% due 02/26/19	125,000	126,962
Sonoco Products Co 5.750% due 11/01/40	200,000	235,516
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	26,031
Stanley Black & Decker Inc
2.451% due 11/17/18	100,000	102,217
2.900% due 11/01/22	50,000	52,518
Textron Inc 4.000% due 03/15/26	25,000	26,280
The Boeing Co
5.875% due 02/15/40	50,000	68,203
6.000% due 03/15/19	100,000	111,292
Tyco Electronics Group SA (Switzerland)
2.375% due 12/17/18	50,000	50,907
4.875% due 01/15/21	30,000	33,233
Tyco International Finance SA 3.900% due 02/14/26	50,000	54,587
Union Pacific Corp
2.250% due 06/19/20	50,000	51,250
2.750% due 03/01/26	25,000	25,991
3.250% due 08/15/25	50,000	53,853
3.350% due 08/15/46	50,000	49,275
3.646% due 02/15/24	92,000	100,636
3.799% due 10/01/51 ~	200,000	204,271
4.050% due 03/01/46	30,000	33,197
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,067
2.450% due 10/01/22	100,000	103,954
3.125% due 01/15/21	100,000	106,880
5.500% due 01/15/18	50,000	52,897
6.200% due 01/15/38	50,000	71,632
United Technologies Corp
3.100% due 06/01/22	200,000	214,781
4.500% due 06/01/42	300,000	349,157
6.125% due 02/01/19	200,000	221,865
Vulcan Materials Co 7.500% due 06/15/21	100,000	122,000
Waste Management Inc 6.100% due 03/15/18	250,000	267,483
WestRock MWV LLC 7.375% due 09/01/19	100,000	114,778

		16,477,514

Technology - 1.7%

Activision Blizzard Inc
2.300% due 09/15/21 ~	30,000	30,111
3.400% due 09/15/26 ~	50,000	50,349
Adobe Systems Inc 4.750% due 02/01/20	100,000	110,089
Altera Corp 2.500% due 11/15/18	100,000	102,674
Apple Inc
1.100% due 08/02/19	100,000	99,641
1.550% due 02/07/20	100,000	100,942
1.700% due 02/22/19	20,000	20,233
2.000% due 05/06/20	400,000	409,181
2.250% due 02/23/21	150,000	153,975
2.400% due 05/03/23	450,000	458,732
2.500% due 02/09/25	400,000	405,574
3.250% due 02/23/26	70,000	74,538
3.450% due 05/06/24	300,000	325,164
3.450% due 02/09/45	250,000	240,159
3.850% due 08/04/46	35,000	35,739
4.500% due 02/23/36	50,000	57,384
4.650% due 02/23/46	145,000	168,175

	Principal Amount	Value
Applied Materials Inc
2.625% due 10/01/20	$ 50,000	$ 51,800
3.900% due 10/01/25	35,000	38,756
5.100% due 10/01/35	35,000	40,969
Autodesk Inc 3.125% due 06/15/20	100,000	103,093
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	51,421
CA Inc 2.875% due 08/15/18	100,000	101,950
CDK Global Inc 3.300% due 10/15/19	35,000	35,559
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	265,000	272,680
4.420% due 06/15/21 ~	300,000	313,884
5.450% due 06/15/23 ~	115,000	123,338
6.020% due 06/15/26 ~	85,000	93,408
8.100% due 07/15/36 ~	50,000	59,026
8.350% due 07/15/46 ~	50,000	60,079
Electronic Arts Inc
3.700% due 03/01/21	50,000	53,183
4.800% due 03/01/26	50,000	55,197
Fidelity National Information Services Inc
3.000% due 08/15/26	150,000	148,756
3.500% due 04/15/23	108,000	113,517
5.000% due 10/15/25	200,000	228,613
Fiserv Inc
2.700% due 06/01/20	50,000	51,602
3.850% due 06/01/25	100,000	108,374
Hewlett Packard Enterprise Co
2.850% due 10/05/18 ~	150,000	152,901
3.600% due 10/15/20 ~	50,000	52,513
4.900% due 10/15/25 ~	250,000	267,453
6.200% due 10/15/35 ~	50,000	52,265
6.350% due 10/15/45 ~	50,000	51,876
HP Inc
3.750% due 12/01/20	9,000	9,491
4.050% due 09/15/22	200,000	213,065
4.650% due 12/09/21	150,000	164,620
6.000% due 09/15/41	55,000	56,633
Intel Corp
1.700% due 05/19/21	100,000	100,863
2.450% due 07/29/20	160,000	165,656
2.600% due 05/19/26	100,000	102,067
3.300% due 10/01/21	250,000	269,527
3.700% due 07/29/25	145,000	161,137
4.800% due 10/01/41	185,000	218,648
4.900% due 07/29/45	40,000	48,107
International Business Machines Corp
1.125% due 02/06/18	100,000	100,004
1.250% due 02/08/18	100,000	100,138
1.625% due 05/15/20	150,000	151,624
1.875% due 05/15/19	100,000	101,553
3.375% due 08/01/23	300,000	323,025
4.700% due 02/19/46	200,000	232,258
5.600% due 11/30/39	26,000	33,567
8.375% due 11/01/19	100,000	121,103
KLA-Tencor Corp 5.650% due 11/01/34	38,000	42,504
Lam Research Corp
2.800% due 06/15/21	50,000	51,380
3.450% due 06/15/23	25,000	25,617
3.900% due 06/15/26	50,000	52,197
Microsoft Corp
1.100% due 08/08/19	240,000	239,317
1.300% due 11/03/18	360,000	361,853
1.550% due 08/08/21	100,000	99,642
2.000% due 11/03/20	100,000	102,205
2.000% due 08/08/23	50,000	49,998
2.375% due 02/12/22	200,000	206,012

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
2.375% due 05/01/23	$ 100,000	$ 102,518
2.400% due 08/08/26	50,000	50,096
3.125% due 11/03/25	100,000	106,563
3.450% due 08/08/36	150,000	153,338
3.500% due 11/15/42	100,000	98,529
3.700% due 08/08/46	100,000	101,567
3.750% due 02/12/45	200,000	204,058
3.950% due 08/08/56	150,000	152,386
4.450% due 11/03/45	100,000	114,252
4.750% due 11/03/55	50,000	58,089
5.200% due 06/01/39	135,000	169,390
5.300% due 02/08/41	200,000	257,439
NetApp Inc 3.375% due 06/15/21	50,000	52,395
Oracle Corp
1.200% due 10/15/17	300,000	300,094
1.900% due 09/15/21	135,000	135,447
2.250% due 10/08/19	300,000	307,526
2.400% due 09/15/23	50,000	50,465
2.650% due 07/15/26	140,000	140,060
2.950% due 05/15/25	150,000	155,201
3.850% due 07/15/36	50,000	52,134
3.900% due 05/15/35	105,000	108,984
4.000% due 07/15/46	250,000	259,698
4.300% due 07/08/34	100,000	108,860
4.375% due 05/15/55	200,000	213,689
5.000% due 07/08/19	100,000	109,805
5.750% due 04/15/18	100,000	107,000
6.125% due 07/08/39	100,000	134,616
6.500% due 04/15/38	100,000	138,939
Pitney Bowes Inc
4.625% due 03/15/24	100,000	104,013
5.600% due 03/15/18	50,000	52,652
QUALCOMM Inc
2.250% due 05/20/20	100,000	102,166
3.450% due 05/20/25	150,000	160,012
4.800% due 05/20/45	150,000	164,552
Seagate HDD Cayman
3.750% due 11/15/18	100,000	102,810
5.750% due 12/01/34	50,000	41,656
Texas Instruments Inc 1.000% due 05/01/18	200,000	199,817
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	203,307
Xerox Corp
3.500% due 08/20/20	50,000	50,964
3.800% due 05/15/24	150,000	147,423
5.625% due 12/15/19	100,000	108,429

		14,809,623

Utilities - 1.9%

Alabama Power Co
4.100% due 01/15/42	300,000	324,866
4.150% due 08/15/44	90,000	98,946
Ameren Illinois Co
3.250% due 03/01/25	50,000	53,754
4.150% due 03/15/46	50,000	57,510
American Water Capital Corp 4.300% due 12/01/42	100,000	114,584
Appalachian Power Co
3.400% due 06/01/25	100,000	106,802
4.600% due 03/30/21	50,000	54,682
7.000% due 04/01/38	150,000	207,345
Arizona Public Service Co
4.500% due 04/01/42	100,000	115,630
4.700% due 01/15/44	100,000	119,735
Atmos Energy Corp 4.150% due 01/15/43	64,000	69,448
Avista Corp 5.125% due 04/01/22	15,000	16,992

	Principal Amount	Value
Baltimore Gas & Electric Co 3.500% due 11/15/21	$ 25,000	$ 27,055
Berkshire Hathaway Energy Co
5.150% due 11/15/43	200,000	242,573
6.125% due 04/01/36	100,000	133,497
6.500% due 09/15/37	100,000	138,232
Black Hills Corp 3.150% due 01/15/27	50,000	50,614
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	101,844
2.400% due 09/01/26	50,000	50,381
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	108,094
CMS Energy Corp 6.250% due 02/01/20	100,000	114,043
Commonwealth Edison Co
3.800% due 10/01/42	100,000	105,548
4.000% due 08/01/20	100,000	108,358
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	106,063
4.500% due 12/01/45	100,000	116,060
5.850% due 04/01/18	100,000	106,785
6.650% due 04/01/19	150,000	168,905
Consumers Energy Co
3.250% due 08/15/46	50,000	49,481
6.700% due 09/15/19	125,000	143,988
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	105,430
Dominion Resources Inc
1.900% due 06/15/18	100,000	100,550
2.850% due 08/15/26	30,000	29,923
4.700% due 12/01/44	100,000	111,377
5.200% due 08/15/19	120,000	131,483
DTE Electric Co
3.375% due 03/01/25	50,000	54,260
3.650% due 03/15/24	51,000	55,775
DTE Energy Co
3.300% due 06/15/22	50,000	52,983
3.850% due 12/01/23	100,000	109,462
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	209,740
6.050% due 04/15/38	110,000	150,366
6.100% due 06/01/37	25,000	33,080
7.000% due 11/15/18	100,000	111,925
Duke Energy Corp
2.100% due 06/15/18	100,000	101,186
3.550% due 09/15/21	100,000	107,089
3.750% due 04/15/24	300,000	324,570
Duke Energy Indiana LLC
3.750% due 05/15/46	50,000	52,085
4.200% due 03/15/42	125,000	137,258
4.900% due 07/15/43	100,000	120,850
Duke Energy Progress LLC 3.700% due 10/15/46	300,000	310,872
Edison International 2.950% due 03/15/23	100,000	103,448
El Paso Electric Co 5.000% due 12/01/44	50,000	59,300
Emera US Finance LP (Canada)
2.150% due 06/15/19 ~	20,000	20,231
3.550% due 06/15/26 ~	35,000	36,369
Empresa Nacional de Electricidad SA (Chile) 4.250% due 04/15/24	50,000	53,280
Entergy Arkansas Inc 4.950% due 12/15/44	50,000	53,150
Entergy Corp 2.950% due 09/01/26	30,000	30,077
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	60,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Entergy Louisiana LLC
3.250% due 04/01/28	$ 50,000	$ 53,120
4.950% due 01/15/45	40,000	42,654
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	153,691
Eversource Energy 2.800% due 05/01/23	100,000	102,342
Exelon Corp
2.850% due 06/15/20	50,000	51,834
3.950% due 06/15/25	100,000	108,117
4.450% due 04/15/46	100,000	108,151
4.950% due 06/15/35	35,000	39,877
5.100% due 06/15/45	35,000	40,869
Exelon Generation Co LLC
2.950% due 01/15/20	100,000	103,139
5.200% due 10/01/19	300,000	329,776
Florida Power & Light Co
4.950% due 06/01/35	100,000	121,978
5.690% due 03/01/40	35,000	47,509
5.950% due 02/01/38	125,000	172,383
Georgia Power Co
2.850% due 05/15/22	100,000	104,821
4.300% due 03/15/42	100,000	109,450
Great Plains Energy Inc 4.850% due 06/01/21	100,000	109,572
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	52,388
Interstate Power & Light Co 3.400% due 08/15/25	150,000	160,711
ITC Holdings Corp 3.650% due 06/15/24	25,000	26,347
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	53,177
Kentucky Utilities Co 4.650% due 11/15/43	200,000	238,133
MidAmerican Energy Co
2.400% due 03/15/19	150,000	153,840
6.750% due 12/30/31	100,000	140,688
National Fuel Gas Co 3.750% due 03/01/23	100,000	101,328
Nevada Power Co 5.450% due 05/15/41	300,000	382,040
NextEra Energy Capital Holdings Inc
2.700% due 09/15/19	100,000	102,487
4.500% due 06/01/21	50,000	54,988
NiSource Finance Corp
4.800% due 02/15/44	100,000	113,640
5.250% due 02/15/43	100,000	119,552
6.125% due 03/01/22	50,000	59,735
Northern States Power Co
2.150% due 08/15/22	100,000	101,581
2.600% due 05/15/23	100,000	103,002
NSTAR Electric Co
2.375% due 10/15/22	100,000	102,150
3.250% due 11/15/25	50,000	53,440
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	55,511
Ohio Edison Co 6.875% due 07/15/36	150,000	199,999
Ohio Power Co 5.375% due 10/01/21	30,000	34,371
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	114,850
Oncor Electric Delivery Co LLC
2.150% due 06/01/19	50,000	50,628
5.300% due 06/01/42	100,000	128,090
7.000% due 05/01/32	50,000	70,809
ONE Gas Inc 4.658% due 02/01/44	200,000	232,976

	Principal Amount	Value
Pacific Gas & Electric Co
2.450% due 08/15/22	$ 100,000	$ 102,815
3.500% due 06/15/25	100,000	108,652
3.850% due 11/15/23	50,000	55,080
4.300% due 03/15/45	105,000	118,579
4.750% due 02/15/44	100,000	120,122
6.050% due 03/01/34	250,000	334,610
PECO Energy Co
1.700% due 09/15/21	50,000	50,190
3.150% due 10/15/25	50,000	53,229
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	39,645
Potomac Electric Power Co 3.600% due 03/15/24	100,000	108,675
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	60,253
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	102,687
4.150% due 10/01/45	25,000	27,900
4.750% due 07/15/43	50,000	60,064
5.200% due 07/15/41	25,000	31,308
Progress Energy Inc 7.750% due 03/01/31	100,000	141,527
PSEG Power LLC
2.450% due 11/15/18	200,000	203,564
3.000% due 06/15/21	50,000	51,506
4.150% due 09/15/21	100,000	107,054
Public Service Co of Colorado
2.900% due 05/15/25	100,000	104,784
4.300% due 03/15/44	200,000	230,143
Public Service Co of New Mexico 3.850% due 08/01/25	50,000	53,292
Public Service Electric & Gas Co
3.050% due 11/15/24	50,000	52,996
4.050% due 05/01/45	50,000	56,346
Puget Energy Inc
3.650% due 05/15/25	100,000	104,325
6.000% due 09/01/21	100,000	115,713
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	33,697
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	106,119
3.600% due 09/01/23	100,000	110,174
Sempra Energy 9.800% due 02/15/19	50,000	59,221
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	113,784
5.300% due 05/15/33	50,000	59,941
5.450% due 02/01/41	50,000	63,267
Southern California Edison Co
3.500% due 10/01/23	100,000	109,149
3.875% due 06/01/21	100,000	109,551
3.900% due 03/15/43	50,000	54,488
4.500% due 09/01/40	50,000	58,337
5.500% due 08/15/18	100,000	107,931
Southern California Gas Co
2.600% due 06/15/26	50,000	51,167
3.150% due 09/15/24	100,000	106,926
4.450% due 03/15/44	100,000	118,723
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	158,483
Southwest Gas Corp 3.800% due 09/29/46	50,000	50,782
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	50,377
6.200% due 03/15/40	50,000	64,621
Southwestern Public Service Co 3.300% due 06/15/24	50,000	53,203
Tampa Electric Co
4.200% due 05/15/45	100,000	109,059
6.100% due 05/15/18	35,000	37,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
The Connecticut Light & Power Co 4.150% due 06/01/45	$ 25,000	$ 28,118
The Southern Co
1.550% due 07/01/18	30,000	30,128
1.850% due 07/01/19	35,000	35,296
2.350% due 07/01/21	100,000	102,029
2.750% due 06/15/20	100,000	103,242
2.950% due 07/01/23	25,000	25,904
3.250% due 07/01/26	100,000	103,852
4.250% due 07/01/36	30,000	32,001
4.400% due 07/01/46	100,000	108,639
Tucson Electric Power Co 3.050% due 03/15/25	50,000	50,493
Union Electric Co 8.450% due 03/15/39	100,000	168,034
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	99,982
2.950% due 01/15/22	100,000	104,959
3.150% due 01/15/26	35,000	37,099
3.450% due 02/15/24	100,000	108,494
4.650% due 08/15/43	100,000	118,007
5.000% due 06/30/19	35,000	37,972
8.875% due 11/15/38	25,000	42,512
WEC Energy Group Inc 3.550% due 06/15/25	100,000	107,612
Westar Energy Inc 4.100% due 04/01/43	100,000	108,835
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	100,877
4.250% due 12/15/19	25,000	26,999

		16,906,523

Total Corporate Bonds & Notes (Cost $221,598,669)		232,794,308

MORTGAGE-BACKED SECURITIES - 29.1%

Collateralized Mortgage Obligations - Commercial - 1.6%

Citigroup Commercial Mortgage Trust 3.372% due 10/10/47 "	700,000	747,980
Commercial Mortgage Trust
3.660% due 10/10/46 "	400,000	429,299
3.819% due 06/10/47 "	900,000	986,477
Fannie Mae - Aces
2.323% due 11/25/18 " §	728,028	740,357
2.717% due 02/25/22 "	500,000	524,004
Freddie Mac Multifamily Structured Pass-Through Certificates
1.875% due 04/25/22 "	406,522	410,809
3.171% due 10/25/24 "	1,500,000	1,635,578
3.250% due 04/25/23 " §	1,700,000	1,852,651
3.398% due 07/25/19 "	299,141	306,883
JPMBB Commercial Mortgage Securities Trust
4.133% due 08/15/46 " §	600,000	670,346
4.274% due 12/15/48 "	600,000	656,969
JPMorgan Chase Commercial Mortgage Securities Trust
2.665% due 01/15/46 "	1,000,000	1,021,561
3.143% due 12/15/47 "	500,000	531,053
5.364% due 05/15/45 " §	300,000	323,755
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	549,470
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	269,927
Wells Fargo Commercial Mortgage Trust 3.664% due 09/15/58 "	1,000,000	1,087,921
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	734,992

		13,480,032

	Principal Amount	Value
Fannie Mae - 12.5%

2.127% due 04/01/44 " §	$ 678,631	$ 706,401
2.500% due 10/01/27 - 10/01/46 "	7,972,659	8,257,926
2.906% due 06/01/38 " §	9,240	9,758
2.940% due 08/01/39 " §	17,866	18,885
3.000% due 05/01/22 - 10/01/46 "	28,573,919	29,869,623
3.500% due 10/01/25 - 10/01/46 "	31,772,575	33,607,638
4.000% due 09/01/18 - 10/01/46 "	17,800,592	19,142,947
4.500% due 05/01/18 - 09/01/43 "	7,446,537	8,165,520
5.000% due 12/01/17 - 01/01/42 "	3,988,337	4,434,341
5.500% due 11/01/33 - 07/01/41 "	2,596,073	2,940,147
6.000% due 09/01/34 - 06/01/40 "	1,155,936	1,328,538
6.500% due 09/01/36 - 07/01/38 "	209,851	244,559

		108,726,283

Freddie Mac - 7.5%

2.500% due 08/01/28 - 10/01/31 "	6,020,627	6,244,578
3.000% due 09/01/26 - 10/01/46 "	17,687,186	18,467,205
3.500% due 06/01/21 - 10/01/46 "	17,376,472	18,363,658
4.000% due 02/01/25 - 10/01/46 "	10,223,138	10,989,158
4.500% due 08/01/24 - 10/01/41 "	5,032,347	5,515,320
5.000% due 03/01/19 - 03/01/41 "	2,214,976	2,459,894
5.500% due 12/01/16 - 08/01/40 "	1,084,387	1,224,166
6.000% due 04/01/36 - 05/01/40 "	1,201,910	1,381,736
6.500% due 08/01/37 - 04/01/39 "	116,590	139,274

		64,784,989

Government National Mortgage Association - 7.5%

2.500% due 01/20/43 "	314,313	321,459
3.000% due 08/20/42 - 10/01/46 "	15,949,234	16,760,930
3.500% due 10/15/41 - 10/01/46 "	24,401,348	25,988,573
4.000% due 06/15/39 - 01/20/46 "	11,224,189	12,066,596
4.500% due 02/15/39 - 06/20/45 "	5,480,646	5,998,356
5.000% due 05/15/36 - 10/20/43 "	2,498,500	2,801,755
5.500% due 04/15/37 - 04/15/40 "	1,036,160	1,176,988
6.000% due 01/15/38 - 06/15/41 "	360,148	415,158
6.500% due 10/15/38 - 02/15/39 "	50,891	58,742

		65,588,557

Total Mortgage-Backed Securities (Cost $246,619,301)		252,579,861

ASSET-BACKED SECURITIES - 0.5%

American Express Credit Account Master Trust 1.430% due 06/15/20 "	700,000	703,182
CarMax Auto Owner Trust 1.630% due 05/15/20 "	1,000,000	1,006,920
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	201,857
Citibank Credit Card Issuance Trust
2.680% due 06/07/23 "	500,000	526,733
5.350% due 02/07/20 "	350,000	369,988
6.150% due 06/15/39 "	250,000	365,800
Discover Card Execution Note Trust 1.640% due 07/15/21 "	300,000	302,933
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	250,761
World Financial Network Credit Card Master Trust 2.550% due 06/17/24 "	500,000	517,855

Total Asset-Backed Securities (Cost $4,195,521)		4,246,029

U.S. GOVERNMENT AGENCY ISSUES - 2.3%

Fannie Mae
0.875% due 10/26/17	400,000	400,698
0.875% due 12/20/17	350,000	350,564
0.875% due 02/08/18	750,000	751,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
0.875% due 05/21/18	$ 500,000	$ 500,525
1.000% due 08/28/19	2,000,000	1,998,938
1.125% due 07/20/18	1,000,000	1,005,192
1.750% due 01/30/19	100,000	101,928
1.875% due 12/28/20	500,000	514,353
2.125% due 04/24/26	815,000	830,057
2.625% due 09/06/24	960,000	1,027,949
5.625% due 07/15/37	100,000	148,459
7.125% due 01/15/30	525,000	822,475
Federal Farm Credit Bank 1.100% due 06/01/18	500,000	502,007
Federal Home Loan Bank
0.625% due 08/07/18	1,800,000	1,793,313
5.000% due 11/17/17	800,000	838,321
5.375% due 08/15/18	200,000	216,765
5.500% due 07/15/36	100,000	145,705
Financing Corp 10.700% due 10/06/17	50,000	55,085
Freddie Mac
0.750% due 01/12/18	300,000	299,950
1.000% due 05/11/18	1,000,000	999,922
1.250% due 10/02/19	1,200,000	1,208,909
1.300% due 08/28/19	1,000,000	1,000,055
1.375% due 05/01/20	2,000,000	2,022,762
1.750% due 05/30/19	200,000	204,242
2.375% due 01/13/22	1,000,000	1,053,823
4.875% due 06/13/18	400,000	427,325
5.125% due 11/17/17	200,000	209,791
6.250% due 07/15/32	225,000	339,810
Tennessee Valley Authority
3.500% due 12/15/42	100,000	109,744
3.875% due 02/15/21	65,000	72,148
5.250% due 09/15/39	25,000	34,712
5.375% due 04/01/56	50,000	71,168
6.750% due 11/01/25	150,000	208,820
7.125% due 05/01/30	50,000	77,211

Total U.S. Government Agency Issues (Cost $19,740,826)		20,343,890

U.S. TREASURY OBLIGATIONS - 36.2%

U.S. Treasury Bonds - 5.9%

2.250% due 08/15/46	1,550,000	1,526,872
2.500% due 02/15/45	2,800,000	2,903,359
2.500% due 02/15/46	1,100,000	1,140,885
2.500% due 05/15/46	2,000,000	2,076,798
2.750% due 08/15/42	2,450,000	2,678,156
2.750% due 11/15/42	1,850,000	2,020,402
2.875% due 05/15/43	6,200,000	6,924,991
2.875% due 08/15/45	1,000,000	1,117,559
3.000% due 05/15/42	1,075,000	1,229,174
3.000% due 11/15/45	1,900,000	2,175,204
3.125% due 11/15/41	975,000	1,138,198
3.125% due 02/15/43	2,625,000	3,068,174
3.125% due 08/15/44	5,600,000	6,557,690
3.625% due 08/15/43	1,525,000	1,947,353
3.750% due 08/15/41	1,300,000	1,674,917
3.750% due 11/15/43	1,000,000	1,305,488
4.250% due 11/15/40	750,000	1,035,352
4.375% due 05/15/40	1,025,000	1,435,901
4.375% due 05/15/41	775,000	1,091,433
4.500% due 02/15/36	1,750,000	2,467,568
4.500% due 08/15/39	700,000	994,629
4.625% due 02/15/40	625,000	904,041
5.375% due 02/15/31	1,100,000	1,607,010
6.250% due 05/15/30	1,550,000	2,395,810

		51,416,964

	Principal Amount	Value
U.S. Treasury Notes - 30.3%

0.625% due 11/30/17	$ 1,000,000	$ 999,355
0.625% due 04/30/18	2,000,000	1,997,070
0.625% due 06/30/18	4,900,000	4,889,284
0.750% due 12/31/17	1,250,000	1,250,684
0.750% due 01/31/18	6,000,000	6,002,928
0.750% due 02/28/18	8,200,000	8,203,206
0.750% due 07/31/18	6,700,000	6,698,955
0.875% due 11/30/17	5,500,000	5,511,924
0.875% due 01/31/18	1,000,000	1,002,266
0.875% due 05/15/19	600,000	600,340
0.875% due 06/15/19	1,200,000	1,200,328
1.000% due 05/31/18	5,600,000	5,623,296
1.000% due 03/15/19	1,500,000	1,505,801
1.125% due 04/30/20	5,500,000	5,524,172
1.125% due 02/28/21	5,400,000	5,404,325
1.125% due 06/30/21	1,500,000	1,498,565
1.125% due 07/31/21	4,100,000	4,094,875
1.125% due 08/31/21	2,300,000	2,298,114
1.250% due 01/31/19	3,225,000	3,256,808
1.250% due 10/31/19	750,000	757,617
1.250% due 01/31/20	750,000	756,973
1.250% due 02/29/20	9,000,000	9,080,685
1.250% due 03/31/21	2,000,000	2,010,742
1.375% due 06/30/18	1,000,000	1,010,605
1.375% due 09/30/18	3,600,000	3,641,202
1.375% due 11/30/18	1,500,000	1,518,135
1.375% due 12/31/18	650,000	658,011
1.375% due 01/31/20	7,700,000	7,801,517
1.375% due 03/31/20	5,500,000	5,572,831
1.375% due 06/30/23	4,300,000	4,294,036
1.500% due 08/31/18	1,250,000	1,267,041
1.500% due 12/31/18	11,700,000	11,876,869
1.500% due 03/31/19	3,000,000	3,048,984
1.500% due 05/31/20	2,000,000	2,034,688
1.500% due 03/31/23	1,500,000	1,511,425
1.500% due 08/15/26	2,200,000	2,180,235
1.625% due 06/30/19	2,000,000	2,040,742
1.625% due 08/31/19	4,400,000	4,492,897
1.625% due 11/30/20	4,500,000	4,598,262
1.625% due 08/15/22	2,025,000	2,062,256
1.625% due 11/15/22	6,975,000	7,094,335
1.625% due 05/31/23	1,000,000	1,014,824
1.625% due 02/15/26	4,900,000	4,912,823
1.625% due 05/15/26	1,300,000	1,302,742
1.750% due 10/31/20	5,100,000	5,234,971
1.750% due 05/15/22	1,250,000	1,281,836
1.750% due 05/15/23	5,250,000	5,370,997
1.875% due 10/31/17	1,700,000	1,721,780
1.875% due 06/30/20	4,200,000	4,329,280
2.000% due 07/31/20	3,000,000	3,106,464
2.000% due 09/30/20	2,500,000	2,590,820
2.000% due 08/31/21	3,000,000	3,116,661
2.000% due 11/15/21	2,000,000	2,078,282
2.000% due 02/15/22	1,100,000	1,143,635
2.000% due 11/30/22	2,400,000	2,494,219
2.000% due 02/15/23	6,950,000	7,222,572
2.000% due 02/15/25	2,000,000	2,072,460
2.125% due 08/15/21	2,200,000	2,297,926
2.250% due 07/31/18	1,400,000	1,437,789
2.250% due 04/30/21	5,700,000	5,980,548
2.250% due 11/15/24	2,000,000	2,112,812
2.250% due 11/15/25	2,200,000	2,324,093
2.375% due 06/30/18	1,500,000	1,541,836
2.375% due 08/15/24	10,300,000	10,980,160
2.500% due 08/15/23	4,450,000	4,769,581
2.625% due 01/31/18	1,000,000	1,025,039
2.625% due 08/15/20	1,800,000	1,906,839
2.625% due 11/15/20	2,000,000	2,123,516

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
2.750% due 12/31/17	$ 1,000,000	$ 1,025,254
2.750% due 02/28/18	1,100,000	1,131,346
2.750% due 02/15/19	1,350,000	1,411,356
2.750% due 11/15/23	6,600,000	7,195,162
2.750% due 02/15/24	8,000,000	8,733,752
2.875% due 03/31/18	1,000,000	1,031,758
3.125% due 05/15/21	1,750,000	1,904,663
3.375% due 11/15/19	1,750,000	1,881,523
3.750% due 11/15/18	2,475,000	2,628,673
3.875% due 05/15/18	1,200,000	1,261,102
4.000% due 08/15/18	1,050,000	1,114,210
4.250% due 11/15/17	900,000	935,590

		262,621,278

Total U.S. Treasury Obligations (Cost $300,955,587)		314,038,242

FOREIGN GOVERNMENT BONDS & NOTES - 3.3%

African Development Bank (Multi-National)
0.875% due 03/15/18	100,000	99,899
1.125% due 09/20/19	300,000	300,077
1.375% due 02/12/20	200,000	201,261
Asian Development Bank (Multi-National)
1.000% due 08/16/19	300,000	299,392
1.375% due 01/15/19	250,000	251,955
1.375% due 03/23/20	200,000	201,469
1.750% due 08/14/26	250,000	249,236
1.875% due 10/23/18	100,000	101,916
2.000% due 01/22/25	300,000	305,814
Canada Government (Canada) 1.625% due 02/27/19	550,000	558,729
Chile Government (Chile) 3.125% due 01/21/26	75,000	79,781
Colombia Government (Colombia)
4.375% due 07/12/21	300,000	325,650
4.500% due 01/28/26	500,000	553,125
5.000% due 06/15/45	300,000	326,700
7.375% due 03/18/19	100,000	113,150
Corp Andina de Fomento (Multi-National)
2.000% due 05/10/19	300,000	303,029
8.125% due 06/04/19	25,000	29,172
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	100,234
1.625% due 03/16/21	200,000	202,235
European Bank for Reconstruction & Development (Multi-National)
1.625% due 04/10/18	100,000	100,864
1.750% due 11/26/19	200,000	203,501
1.875% due 02/23/22	400,000	408,515
European Investment Bank (Multi-National)
1.000% due 03/15/18	550,000	550,354
1.000% due 06/15/18	200,000	200,082
1.250% due 05/15/19	200,000	200,724
1.375% due 09/15/21	150,000	149,928
1.625% due 03/16/20	300,000	304,165
1.750% due 06/17/19	600,000	610,122
2.875% due 09/15/20	250,000	265,228
3.250% due 01/29/24	600,000	667,921
4.875% due 02/15/36	425,000	590,288
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	124,830
1.250% due 02/04/19	400,000	402,326
Export-Import Bank of Korea (South Korea)
1.750% due 05/26/19	200,000	201,954
2.375% due 08/12/19	300,000	308,128
5.000% due 04/11/22	200,000	233,579
FMS Wertmanagement AoeR (Germany)
1.000% due 11/21/17	200,000	200,111
1.750% due 03/17/20	300,000	305,031

	Principal Amount	Value
Hungary Government (Hungary)
5.375% due 03/25/24	$ 200,000	$ 232,629
6.375% due 03/29/21	350,000	406,032
7.625% due 03/29/41	200,000	314,286
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	130,499
Inter-American Development Bank (Multi-National)
0.875% due 03/15/18	300,000	300,285
1.125% due 08/28/18	300,000	301,039
1.125% due 09/12/19	175,000	175,100
1.500% due 09/25/18	300,000	303,206
1.750% due 04/14/22	300,000	304,002
2.000% due 06/02/26	150,000	152,931
2.125% due 11/09/20	200,000	206,941
3.200% due 08/07/42	100,000	109,953
4.250% due 09/10/18	125,000	132,994
International Bank for Reconstruction & Development (Multi-National)
0.875% due 08/15/19	150,000	149,281
1.000% due 11/15/17	900,000	902,025
1.250% due 07/26/19	250,000	251,728
1.375% due 05/24/21	400,000	400,954
1.375% due 09/20/21	300,000	300,461
1.625% due 03/09/21	200,000	202,974
1.625% due 02/10/22	300,000	303,563
1.875% due 03/15/19	300,000	306,578
1.875% due 10/07/19	400,000	409,220
2.125% due 11/01/20	200,000	207,166
2.125% due 02/13/23	100,000	103,570
7.625% due 01/19/23	100,000	136,841
International Finance Corp (Multi-National)
0.875% due 06/15/18	100,000	99,970
1.125% due 07/20/21	150,000	148,631
1.750% due 09/04/18	200,000	203,101
1.750% due 09/16/19	200,000	203,524
2.125% due 11/17/17	200,000	202,878
Israel Government (Israel) 5.125% due 03/26/19	300,000	328,703
Israel Government AID 5.500% due 04/26/24	25,000	31,574
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	201,587
1.875% due 07/21/26	200,000	198,954
2.125% due 02/07/19	200,000	203,448
3.375% due 07/31/23	200,000	219,759
Korea International (South Korea) 7.125% due 04/16/19	100,000	114,980
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	95,895
3.625% due 03/15/22	296,000	312,428
4.000% due 10/02/23	550,000	589,600
4.600% due 01/23/46	500,000	510,625
4.750% due 03/08/44	264,000	275,220
6.750% due 09/27/34	225,000	298,687
Nordic Investment Bank (Multi-National) 1.125% due 03/19/18	300,000	300,942
Panama Government (Panama)
4.000% due 09/22/24	200,000	219,750
6.700% due 01/26/36	100,000	137,000
8.875% due 09/30/27	100,000	150,500
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	229,500
8.750% due 11/21/33	200,000	325,000
Philippine Government (Philippines)
3.950% due 01/20/40	300,000	343,397
4.000% due 01/15/21	325,000	353,459
6.375% due 10/23/34	250,000	363,995
7.750% due 01/14/31	200,000	312,196

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Province of British Columbia (Canada)
2.000% due 10/23/22	$100,000	$ 101,859
2.650% due 09/22/21	100,000	105,614
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	101,475
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	250,327
1.200% due 02/14/18	125,000	125,302
1.625% due 01/18/19	100,000	100,935
2.000% due 09/27/18	125,000	127,177
4.000% due 10/07/19	150,000	161,651
4.400% due 04/14/20	250,000	275,491
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	105,403
3.500% due 07/29/20	100,000	107,666
7.500% due 07/15/23	100,000	132,321
7.500% due 09/15/29	75,000	113,109
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	188,390
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	156,276
4.000% due 01/22/24	150,000	166,058
6.375% due 07/15/19	200,000	225,302
Republic of South Africa Government (South Africa)
4.665% due 01/17/24	100,000	105,882
6.250% due 03/08/41	200,000	241,603
6.875% due 05/27/19	100,000	112,150
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	203,531
The Korea Development Bank (South Korea)
2.000% due 09/12/26	400,000	391,698
2.875% due 08/22/18	200,000	205,880
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	305,873
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	135,218
4.375% due 10/27/27	50,000	54,063
5.100% due 06/18/50	200,000	208,000

Total Foreign Government Bonds & Notes (Cost $27,882,351)		28,858,290

MUNICIPAL BONDS - 1.0%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	33,237
8.084% due 02/15/50	300,000	500,550
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	38,269
7.043% due 04/01/50	50,000	80,015
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	32,903
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	131,473
City of Chicago IL ‘B’
7.375% due 01/01/33	35,000	38,826
7.750% due 01/01/42	50,000	53,823
City of Houston TX Combined Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	223,192
City of New York NY 5.517% due 10/01/37	40,000	52,360
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	134,038
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	33,368

	Principal Amount	Value
Commonwealth of Massachusetts
4.910% due 05/01/29	$ 100,000	$ 125,294
5.456% due 12/01/39	25,000	34,343
Commonwealth of Pennsylvania 5.450% due 02/15/30	500,000	612,165
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	194,584
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	59,839
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	132,743
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	33,427
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	401,868
6.758% due 07/01/34	100,000	145,142
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	33,277
6.668% due 11/15/39	55,000	79,070
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	274,534
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	33,773
6.655% due 04/01/57	100,000	134,554
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	158,250
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	167,703
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	152,318
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	39,569
New York City Water & Sewer System
5.952% due 06/15/42	50,000	71,902
6.011% due 06/15/42	10,000	14,462
New York State Dormitory Authority 5.500% due 03/15/30	240,000	306,374
New York State Urban Development Corp 5.770% due 03/15/39	25,000	32,104
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	145,838
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	34,380
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	98,520
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	55,898
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	115,175
5.647% due 11/01/40	150,000	197,869
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	71,357
South Carolina Public Service Authority 2.388% due 12/01/23	50,000	50,701
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	105,206
State of California
6.200% due 10/01/19	25,000	28,469
7.300% due 10/01/39	100,000	151,978

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
7.500% due 04/01/34	$ 50,000	$ 75,811
7.550% due 04/01/39	150,000	240,361
7.600% due 11/01/40	270,000	437,975
7.625% due 03/01/40	40,000	63,349
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	25,208
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	58,237
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	60,087
State of Illinois
5.665% due 03/01/18	200,000	210,034
6.725% due 04/01/35	100,000	109,366
State of Texas 5.517% due 04/01/39	100,000	139,627
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,247
State of Washington ‘D’ 5.481% due 08/01/39	25,000	33,816
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	31,929
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	380,244
The University of Texas System 3.852% due 08/15/46	50,000	57,335

	Principal Amount	Value
University of California
4.131% due 05/15/45	$400,000	$440,136
4.767% due 05/15/15	75,000	81,980
4.858% due 05/15/12	100,000	110,023

Total Municipal Bonds (Cost $7,023,986)		8,217,505

	Shares

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

Federated Institutional Prime Obligations Fund	28,899,806	28,899,806

Total Short-Term Investment (Cost $28,899,806)		28,899,806

TOTAL INVESTMENTS - 102.5% (Cost $856,916,047)		889,977,931

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(21,449,159)

NET ASSETS - 100.0%		$868,528,772

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$232,794,308	$-	$232,794,308	$-
	Mortgage-Backed Securities	252,579,861	-	252,579,861	-
	Asset-Backed Securities	4,246,029	-	4,246,029	-
	U.S. Government Agency Issues	20,343,890	-	20,343,890	-
	U.S. Treasury Obligations	314,038,242	-	314,038,242	-
	Foreign Government Bonds & Notes	28,858,290	-	28,858,290	-
	Municipal Bonds	8,217,505	-	8,217,505	-
	Short-Term Investment	28,899,806	28,899,806	-	-

	Total	$889,977,931	$28,899,806	$861,078,125	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Comstock Resources Inc Exercise @ $0.01 Exp 09/06/18*	275	$2,099

Total Warrants (Cost $0)		2,099

	Principal Amount

CORPORATE BONDS & NOTES - 98.2%

Basic Materials - 7.8%

AK Steel Corp
7.625% due 05/15/20	$100,000	98,000
7.625% due 10/01/21	100,000	96,500
Alcoa Inc
5.125% due 10/01/24	250,000	267,187
5.900% due 02/01/27	50,000	53,750
5.950% due 02/01/37	100,000	101,050
6.150% due 08/15/20	250,000	276,562
6.750% due 07/15/18	200,000	216,438
Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	100,000	104,125
Aleris International Inc 9.500% due 04/01/21 ~	100,000	108,000
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	193,500
Anglo American Capital PLC (United Kingdom) 3.625% due 05/14/20 ~	500,000	502,500
ArcelorMittal (Luxembourg)
6.125% due 06/01/25	200,000	219,000
6.250% due 08/05/20	100,000	109,250
7.250% due 02/25/22	200,000	228,000
8.000% due 10/15/39	350,000	379,750
10.850% due 06/01/19	50,000	60,750
Ashland LLC
3.875% due 04/15/18	37,000	38,249
4.750% due 08/15/22	250,000	260,937
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	154,031
Barminco Finance Pty Ltd (Australia) 9.000% due 06/01/18 ~	50,000	48,625
Blue Cube Spinco Inc
9.750% due 10/15/23 ~	65,000	76,700
10.000% due 10/15/25 ~	85,000	100,725
BlueScope Steel Finance Ltd (Australia) 6.500% due 05/15/21 ~	82,000	86,920
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	91,913
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	50,875
Cliffs Natural Resources Inc
8.000% due 09/30/20 ~	122,000	120,170
8.250% due 03/31/20 ~	50,000	53,313
Commercial Metals Co
4.875% due 05/15/23	100,000	99,750
7.350% due 08/15/18	100,000	108,500
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	198,500
Constellium NV (Netherlands) 5.750% due 05/15/24 ~	50,000	46,500
CVR Partners LP 9.250% due 06/15/23 ~	100,000	97,000

	Principal Amount	Value
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	$60,000	$60,720
First Quantum Minerals Ltd (Canada)
6.750% due 02/15/20 ~	132,000	122,760
7.250% due 05/15/22 ~	200,000	179,000
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	263,000	306,395
Freeport-McMoRan Inc
2.375% due 03/15/18	500,000	495,000
3.100% due 03/15/20	100,000	96,750
3.550% due 03/01/22	500,000	457,500
3.875% due 03/15/23	100,000	91,000
5.450% due 03/15/43	350,000	285,250
GCP Applied Technologies Inc 9.500% due 02/01/23 ~	27,000	30,780
Hecla Mining Co 6.875% due 05/01/21	100,000	100,875
Hexion Inc
6.625% due 04/15/20	148,000	130,610
8.875% due 02/01/18	85,000	81,600
9.000% due 11/15/20	100,000	73,125
10.000% due 04/15/20	100,000	98,875
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	100,775
Huntsman International LLC 4.875% due 11/15/20	100,000	105,000
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	98,375
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	275,000	281,531
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	75,000	82,688
Kinross Gold Corp (Canada) 5.125% due 09/01/21	150,000	156,000
Lundin Mining Corp (Canada)
7.500% due 11/01/20 ~	90,000	96,075
7.875% due 11/01/22 ~	100,000	107,000
Mercer International Inc (Canada)
7.000% due 12/01/19	100,000	103,875
7.750% due 12/01/22	100,000	106,375
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	79,681
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	102,750
Olin Corp 5.500% due 08/15/22	100,000	101,500
Platform Specialty Products Corp 6.500% due 02/01/22 ~	136,000	132,940
PolyOne Corp 5.250% due 03/15/23	91,000	94,651
PQ Corp 6.750% due 11/15/22 ~	14,000	14,875
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	196,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	74,520
Real Alloy Holding Inc 10.000% due 01/15/19 ~	50,000	50,750
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	87,250
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	127,187
Steel Dynamics Inc 5.125% due 10/01/21	310,000	323,562
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	109,000
Teck Resources Ltd (Canada)
4.750% due 01/15/22	100,000	97,990
6.250% due 07/15/41	400,000	385,000
8.000% due 06/01/21 ~	19,000	20,829
8.500% due 06/01/24 ~	238,000	273,105

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	$50,000	$38,125
The Chemours Co
6.625% due 05/15/23	180,000	176,850
7.000% due 05/15/25	130,000	128,375
Thompson Creek Metals Co Inc
7.375% due 06/01/18	100,000	101,063
9.750% due 12/01/17	100,000	101,063
TPC Group Inc 8.750% due 12/15/20 ~	100,000	78,055
Tronox Finance LLC
6.375% due 08/15/20	100,000	92,750
7.500% due 03/15/22 ~	45,000	41,288
United States Steel Corp
7.375% due 04/01/20	48,000	48,000
7.500% due 03/15/22	100,000	99,705
8.375% due 07/01/21 ~	234,000	256,522
Valvoline Inc 5.500% due 07/15/24 ~	100,000	105,000
WR Grace & Co 5.625% due 10/01/24 ~	100,000	109,375

		12,142,765

Communications - 20.2%

Acosta Inc 7.750% due 10/01/22 ~	80,000	66,200
Affinion Group Inc 7.875% due 12/15/18	100,000	68,500
Alcatel-Lucent USA Inc (France) 6.450% due 03/15/29	100,000	111,125
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	200,000	206,000
7.500% due 05/15/26 ~	300,000	313,125
Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	208,000
9.875% due 12/15/20 ~	100,000	106,625
Altice Luxembourg SA (Luxembourg) 7.750% due 05/15/22 ~	400,000	428,500
Altice US Finance I Corp
5.375% due 07/15/23 ~	200,000	207,500
5.500% due 05/15/26 ~	200,000	207,000
AMC Networks Inc
4.750% due 12/15/22	68,000	69,105
5.000% due 04/01/24	100,000	100,875
Ancestry.com Inc 11.000% due 12/15/20	100,000	107,250
Avaya Inc
7.000% due 04/01/19 ~	250,000	185,625
10.500% due 03/01/21 ~	200,000	45,000
Cablevision Systems Corp
5.875% due 09/15/22	100,000	91,250
7.750% due 04/15/18	100,000	106,250
8.000% due 04/15/20	100,000	105,000
CCO Holdings LLC
5.125% due 02/15/23	125,000	130,625
5.125% due 05/01/23 ~	200,000	209,250
5.250% due 03/15/21	100,000	104,115
5.250% due 09/30/22	100,000	104,750
5.375% due 05/01/25 ~	100,000	105,125
5.500% due 05/01/26 ~	150,000	157,500
5.750% due 09/01/23	50,000	53,063
5.750% due 01/15/24	100,000	106,500
5.750% due 02/15/26 ~	365,000	387,812
5.875% due 04/01/24 ~	192,000	205,325
5.875% due 05/01/27 ~	100,000	106,750
CenturyLink Inc
5.625% due 04/01/20	122,000	129,473
5.625% due 04/01/25	200,000	192,250
5.800% due 03/15/22	400,000	411,500
7.650% due 03/15/42	100,000	86,750

	Principal Amount	Value
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	$244,000	$245,220
6.375% due 09/15/20 ~	117,000	120,949
Cincinnati Bell Inc 7.000% due 07/15/24 ~	100,000	102,750
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	107,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	307,000	318,296
7.625% due 03/15/20	200,000	199,250
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	101,750
CommScope Inc
4.375% due 06/15/20 ~	20,000	20,650
5.500% due 06/15/24 ~	110,000	116,463
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	257,000	275,311
Consolidated Communications Inc 6.500% due 10/01/22	100,000	97,500
CSC Holdings LLC
5.250% due 06/01/24	200,000	190,500
5.500% due 04/15/27 ~	200,000	205,000
6.750% due 11/15/21	100,000	106,000
7.625% due 07/15/18	50,000	54,000
10.125% due 01/15/23 ~	300,000	346,875
10.875% due 10/15/25 ~	200,000	234,500
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	41,000
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	96,758
DISH DBS Corp
4.250% due 04/01/18	167,000	171,592
5.000% due 03/15/23	100,000	97,500
5.125% due 05/01/20	100,000	104,000
5.875% due 07/15/22	200,000	206,500
5.875% due 11/15/24	365,000	361,806
6.750% due 06/01/21	300,000	324,000
7.750% due 07/01/26 ~	218,000	232,170
Embarq Corp 7.995% due 06/01/36	200,000	202,896
Frontier Communications Corp
6.250% due 09/15/21	40,000	38,650
6.875% due 01/15/25	130,000	115,538
7.125% due 01/15/23	200,000	187,500
7.625% due 04/15/24	150,000	141,000
8.500% due 04/15/20	200,000	217,000
8.875% due 09/15/20	100,000	108,250
9.000% due 08/15/31	100,000	92,500
9.250% due 07/01/21	100,000	108,125
10.500% due 09/15/22	235,000	249,981
11.000% due 09/15/25	380,000	397,575
GCI Inc 6.750% due 06/01/21	100,000	103,225
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	60,000	64,650
Gray Television Inc
5.125% due 10/15/24 ~	45,000	44,269
5.875% due 07/15/26 ~	175,000	176,750
Hughes Satellite Systems Corp
5.250% due 08/01/26 ~	75,000	74,250
6.500% due 06/15/19	94,000	103,165
6.625% due 08/01/26 ~	165,000	159,637
7.625% due 06/15/21	95,000	101,650
IAC/InterActiveCorp 4.875% due 11/30/18	42,000	43,050
iHeartCommunications Inc
9.000% due 12/15/19	200,000	159,000
9.000% due 03/01/21	150,000	112,313
9.000% due 09/15/22	115,000	83,806

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
10.000% due 01/15/18	$140,000	$92,400
10.625% due 03/15/23	250,000	187,500
11.250% due 03/01/21	100,000	77,750
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	181,450
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	180,000	125,550
7.250% due 04/01/19	150,000	121,500
7.250% due 10/15/20	250,000	195,000
7.500% due 04/01/21	150,000	114,000
8.000% due 02/15/24 ~	200,000	201,500
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	100,000	66,500
7.750% due 06/01/21	116,000	39,150
8.125% due 06/01/23	100,000	34,250
Lamar Media Corp
5.000% due 05/01/23	200,000	212,000
5.375% due 01/15/24	45,000	47,588
Level 3 Financing Inc
5.125% due 05/01/23	150,000	155,063
5.250% due 03/15/26 ~	100,000	103,500
5.375% due 08/15/22	85,000	89,144
5.375% due 01/15/24	200,000	208,875
5.375% due 05/01/25	80,000	83,700
6.125% due 01/15/21	50,000	51,938
Liberty Interactive LLC 8.250% due 02/01/30	100,000	108,000
LIN Television Corp 5.875% due 11/15/22	100,000	105,250
Match Group Inc 6.750% due 12/15/22	100,000	106,750
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	92,250
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	106,000
MHGE Parent LLC 8.500% due 08/01/19 ~	90,000	91,575
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	130,781
Netflix Inc
5.500% due 02/15/22	150,000	162,187
5.875% due 02/15/25	75,000	81,563
NeuStar Inc 4.500% due 01/15/23	50,000	45,000
Nexstar Broadcasting Inc 6.875% due 11/15/20	100,000	104,125
Nexstar Escrow Corp 5.625% due 08/01/24 ~	159,702	161,299
Nielsen Finance LLC
4.500% due 10/01/20	50,000	51,250
5.000% due 04/15/22 ~	270,000	279,787
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	108,125
6.625% due 05/15/39	50,000	54,500
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	52,188
5.875% due 03/15/25	100,000	105,375
Plantronics Inc 5.500% due 05/31/23 ~	126,000	130,095
Qualitytech LP 5.875% due 08/01/22	100,000	102,625
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	104,375
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	146,250
Radio One Inc 7.375% due 04/15/22 ~	100,000	101,000
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	104,250

	Principal Amount	Value
SFR Group SA (France)
6.000% due 05/15/22 ~	$500,000	$511,875
6.250% due 05/15/24 ~	150,000	149,580
7.375% due 05/01/26 ~	567,000	580,290
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	103,875
5.625% due 08/01/24 ~	195,000	199,875
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	81,700
4.625% due 05/15/23 ~	80,000	80,300
5.375% due 07/15/26 ~	171,000	176,130
5.750% due 08/01/21 ~	200,000	209,455
6.000% due 07/15/24 ~	195,000	208,406
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	363,125
Sprint Capital Corp
6.875% due 11/15/28	300,000	283,875
6.900% due 05/01/19	150,000	156,000
8.750% due 03/15/32	200,000	205,750
Sprint Communications Inc
6.000% due 11/15/22	200,000	188,250
7.000% due 03/01/20 ~	100,000	108,250
7.000% due 08/15/20	200,000	202,000
9.000% due 11/15/18 ~	400,000	442,500
11.500% due 11/15/21	100,000	115,500
Sprint Corp
7.125% due 06/15/24	200,000	196,000
7.250% due 09/15/21	250,000	252,500
7.625% due 02/15/25	250,000	248,750
7.875% due 09/15/23	600,000	609,000
Starz LLC 5.000% due 09/15/19	100,000	101,477
T-Mobile USA Inc
5.250% due 09/01/18	127,000	128,905
6.000% due 03/01/23	315,000	337,699
6.250% due 04/01/21	139,000	146,384
6.375% due 03/01/25	325,000	354,250
6.464% due 04/28/19	100,000	102,000
6.500% due 01/15/26	280,000	311,150
6.625% due 04/01/23	193,000	207,957
6.633% due 04/28/21	150,000	158,437
6.731% due 04/28/22	250,000	263,437
6.836% due 04/28/23	200,000	215,750
TEGNA Inc
4.875% due 09/15/21 ~	200,000	208,500
5.125% due 07/15/20	88,000	90,970
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	250,000	267,500
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	564,366
The McClatchy Co 9.000% due 12/15/22	146,000	150,745
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	129,775
Time Inc 5.750% due 04/15/22 ~	67,000	66,163
Tribune Media Co 5.875% due 07/15/22	175,000	177,953
United States Cellular Corp 6.700% due 12/15/33	100,000	101,000
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	316,125
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	101,750
5.125% due 02/15/25 ~	199,000	200,990
6.750% due 09/15/22 ~	90,000	95,850
8.500% due 05/15/21 ~	49,000	50,730
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	201,930

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
VeriSign Inc
4.625% due 05/01/23	$75,000	$76,406
5.250% due 04/01/25	100,000	105,500
ViaSat Inc 6.875% due 06/15/20	50,000	51,844
Videotron Ltd (Canada) 5.375% due 06/15/24 ~	100,000	104,375
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	254,062
Virgin Media Secured Finance PLC (United Kingdom)
5.375% due 04/15/21 ~	180,000	188,325
5.500% due 08/15/26 ~	100,000	102,250
West Corp 5.375% due 07/15/22 ~	100,000	98,375
WideOpenWest Finance LLC 10.250% due 07/15/19	182,000	191,782
Wind Acquisition Finance SA (Italy)
4.750% due 07/15/20 ~	95,000	96,663
6.500% due 04/30/20 ~	200,000	210,000
7.375% due 04/23/21 ~	250,000	262,187
Windstream Services LLC
7.500% due 04/01/23	100,000	96,000
7.750% due 10/01/21	300,000	300,000
Zayo Group LLC
6.000% due 04/01/23	90,000	94,725
6.375% due 05/15/25	100,000	106,875
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	200,000	199,000
Ziggo Secured Finance BV (Netherlands) 5.500% due 01/15/27 ~	200,000	200,000

		31,272,444

Consumer, Cyclical - 14.2%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	70,000	57,225
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	200,500
Air Canada (Canada)
6.750% due 10/01/19 ~	100,000	103,375
7.750% due 04/15/21 ~	50,000	54,250
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	90,000
10.750% due 10/15/19 ~	100,000	60,500
Allison Transmission Inc 5.000% due 10/01/24 ~	120,000	123,048
AMC Entertainment Inc 5.875% due 02/15/22	100,000	104,000
American Airlines Group Inc 6.125% due 06/01/18	186,000	194,370
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	212,250
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	82,160
American Tire Distributors Inc 10.250% due 03/01/22 ~	147,000	134,505
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	212,500
Aramark Services Inc
5.125% due 01/15/24 ~	155,000	161,587
5.125% due 01/15/24	100,000	104,250
5.750% due 03/15/20	26,000	26,731
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	103,500
Beazer Homes USA Inc
5.750% due 06/15/19	100,000	104,500
8.750% due 03/15/22 ~	105,000	111,037
9.125% due 05/15/19	50,000	50,398

	Principal Amount	Value
Boyd Gaming Corp
6.375% due 04/01/26 ~	$100,000	$107,750
6.875% due 05/15/23	187,000	203,907
Brinker International Inc 3.875% due 05/15/23	100,000	95,155
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	101,500
6.500% due 12/15/20 ~	40,000	41,600
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	100,000	103,875
11.000% due 10/01/21	200,000	216,250
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	50,000	53,750
CalAtlantic Group Inc
6.625% due 05/01/20	50,000	56,188
8.375% due 05/15/18	75,000	82,406
8.375% due 01/15/21	100,000	119,250
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	104,500
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	108,625
Cedar Fair LP
5.250% due 03/15/21	50,000	51,807
5.375% due 06/01/24	100,000	106,000
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	52,125	19,808
Choice Hotels International Inc 5.750% due 07/01/22	50,000	55,000
Churchill Downs Inc 5.375% due 12/15/21 ~	100,000	104,500
Cinemark USA Inc 4.875% due 06/01/23	125,000	126,250
Claire’s Stores Inc 9.000% due 03/15/19 ~	250,000	138,750
CST Brands Inc 5.000% due 05/01/23	50,000	52,813
Dana Inc
5.375% due 09/15/21	50,000	52,125
5.500% due 12/15/24	100,000	102,250
Diamond Resorts International Inc
7.750% due 09/01/23 ~	55,000	55,344
10.750% due 09/01/24 ~	50,000	49,125
Dollar Tree Inc
5.250% due 03/01/20	110,000	114,675
5.750% due 03/01/23	295,000	318,969
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	97,250
Ferrellgas LP
6.500% due 05/01/21	100,000	92,000
6.750% due 06/15/23	100,000	88,500
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20	200,000	206,576
5.250% due 04/15/23	250,000	258,125
GameStop Corp
5.500% due 10/01/19 ~	50,000	51,250
6.750% due 03/15/21 ~	100,000	103,500
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	37,500
Global Partners LP 7.000% due 06/15/23	100,000	93,750
GLP Capital LP
4.375% due 11/01/18	111,000	116,272
4.375% due 04/15/21	50,000	52,750
4.875% due 11/01/20	72,000	77,940
5.375% due 11/01/23	26,000	28,145
5.375% due 04/15/26	100,000	107,750
Group 1 Automotive Inc 5.000% due 06/01/22	65,000	65,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Guitar Center Inc 6.500% due 04/15/19 ~	$55,000	$48,675
H&E Equipment Services Inc 7.000% due 09/01/22	150,000	159,000
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	166,031
4.875% due 05/15/26 ~	80,000	82,200
HD Supply Inc
5.250% due 12/15/21 ~	110,000	116,737
5.750% due 04/15/24 ~	100,000	105,250
7.500% due 07/15/20	202,000	209,827
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	105,000	107,625
Hilton Worldwide Finance LLC 5.625% due 10/15/21	163,000	167,902
International Game Technology PLC
5.625% due 02/15/20 ~	200,000	213,250
6.250% due 02/15/22 ~	200,000	213,876
6.500% due 02/15/25 ~	100,000	108,250
Isle of Capri Casinos Inc 5.875% due 03/15/21	150,000	156,656
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	207,250
JC Penney Corp Inc
5.650% due 06/01/20	150,000	151,107
5.750% due 02/15/18	100,000	104,000
5.875% due 07/01/23 ~	30,000	31,275
6.375% due 10/15/36	51,000	44,115
7.400% due 04/01/37	63,000	58,590
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	50,000	50,125
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	66,250
KB Home
4.750% due 05/15/19	200,000	205,250
7.000% due 12/15/21	100,000	108,000
KFC Holding Co
5.000% due 06/01/24 ~	163,000	170,742
5.250% due 06/01/26 ~	142,000	150,520
L Brands Inc
5.625% due 02/15/22	150,000	167,812
5.625% due 10/15/23	100,000	112,125
6.625% due 04/01/21	50,000	57,875
6.750% due 07/01/36	90,000	97,256
6.875% due 11/01/35	50,000	54,750
7.600% due 07/15/37	100,000	108,000
8.500% due 06/15/19	100,000	117,250
Landry’s Inc
6.750% due 10/15/24 # ~	60,000	61,200
9.375% due 05/01/20 ~	100,000	105,020
Lear Corp 5.250% due 01/15/25	50,000	54,500
Lennar Corp
4.500% due 06/15/19	40,000	42,100
4.500% due 11/15/19	100,000	105,875
4.750% due 12/15/17	100,000	103,000
4.750% due 11/15/22	100,000	103,750
4.750% due 05/30/25	100,000	102,500
Levi Strauss & Co 5.000% due 05/01/25	140,000	146,650
LKQ Corp 4.750% due 05/15/23	100,000	103,250
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	103,250
M/I Homes Inc 6.750% due 01/15/21	100,000	105,250
Mattamy Group Corp (Canada) 6.500% due 11/15/20 ~	100,000	100,188

	Principal Amount	Value
MDC Holdings Inc 5.500% due 01/15/24	$100,000	$105,000
Meritage Homes Corp 6.000% due 06/01/25	200,000	213,500
Meritor Inc
6.250% due 02/15/24	100,000	95,500
6.750% due 06/15/21	50,000	50,875
MGM Resorts International
4.625% due 09/01/26	150,000	147,000
6.000% due 03/15/23	100,000	108,750
6.625% due 12/15/21	119,000	134,470
6.750% due 10/01/20	100,000	112,500
7.750% due 03/15/22	100,000	116,250
8.625% due 02/01/19	250,000	283,125
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	51,938
Mohegan Tribal Gaming Authority 7.875% due 10/15/24 # ~	155,000	155,581
MPG Holdco I Inc 7.375% due 10/15/22	130,000	133,900
National CineMedia LLC 6.000% due 04/15/22	50,000	52,375
Navistar International Corp 8.250% due 11/01/21	103,000	102,485
NCL Corp Ltd
4.625% due 11/15/20 ~	170,000	170,850
5.250% due 11/15/19 ~	55,000	55,825
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	27,000	22,545
8.750% PIK due 10/15/21 ~	114,000	90,630
New Albertsons Inc
7.450% due 08/01/29	100,000	98,500
7.750% due 06/15/26	100,000	100,500
New Red Finance Inc (Canada)
4.625% due 01/15/22 ~	156,000	162,630
6.000% due 04/01/22 ~	200,000	210,000
Nine West Holdings Inc
6.125% due 11/15/34	50,000	7,000
8.250% due 03/15/19 ~	100,000	16,000
Penn National Gaming Inc 5.875% due 11/01/21	50,000	51,875
Penske Automotive Group Inc
5.500% due 05/15/26	65,000	65,000
5.750% due 10/01/22	100,000	104,250
PetSmart Inc 7.125% due 03/15/23 ~	267,000	281,017
PulteGroup Inc
4.250% due 03/01/21	114,286	120,572
5.000% due 01/15/27	80,000	80,752
5.500% due 03/01/26	100,000	105,500
6.000% due 02/15/35	100,000	101,500
PVH Corp 4.500% due 12/15/22	156,000	163,410
Regal Entertainment Group
5.750% due 03/15/22	54,000	55,755
5.750% due 02/01/25	100,000	101,250
Rite Aid Corp
6.125% due 04/01/23 ~	190,000	205,437
6.750% due 06/15/21	100,000	105,519
9.250% due 03/15/20	100,000	105,625
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	72,450
Royal Caribbean Cruises Ltd 5.250% due 11/15/22	100,000	109,250
RSI Home Products Inc 6.500% due 03/15/23 ~	117,000	124,020
Sabre GLBL Inc
5.250% due 11/15/23 ~	130,000	132,925
5.375% due 04/15/23 ~	47,000	48,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Sally Holdings LLC
5.625% due 12/01/25	$40,000	$43,250
5.750% due 06/01/22	150,000	157,125
Schaeffler Finance BV (Germany) 4.250% due 05/15/21 ~	200,000	206,000
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	300,000	344,250
Scientific Games Corp 8.125% due 09/15/18	100,000	100,375
Scientific Games International Inc
7.000% due 01/01/22 ~	100,000	106,250
10.000% due 12/01/22	300,000	279,000
Serta Simmons Bedding LLC 8.125% due 10/01/20 ~	100,000	104,687
Shea Homes LP 5.875% due 04/01/23 ~	100,000	100,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	76,424
Sonic Automotive Inc 5.000% due 05/15/23	100,000	99,000
Station Casinos LLC 7.500% due 03/01/21	100,000	105,869
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	51,000
7.375% due 08/01/21	73,000	75,966
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	100,000	103,875
Tempur Sealy International Inc
5.500% due 06/15/26 ~	64,000	66,080
5.625% due 10/15/23	100,000	106,250
Tenneco Inc
5.000% due 07/15/26	80,000	81,300
5.375% due 12/15/24	25,000	26,375
The Gap Inc 5.950% due 04/12/21	150,000	160,318
The Goodyear Tire & Rubber Co
5.000% due 05/31/26	80,000	82,300
5.125% due 11/15/23	115,000	120,175
7.000% due 05/15/22	100,000	106,000
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	65,800
The William Carter Co 5.250% due 08/15/21	50,000	52,532
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	103,000
8.910% due 10/15/17	100,000	107,500
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	120,365
Toys R Us Property Co II LLC 8.500% due 12/01/17	125,000	124,687
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	104,750
TRU Taj LLC 12.000% due 08/15/21 ~	100,000	101,000
United Continental Holdings Inc 6.000% due 12/01/20	150,000	161,625
Univar USA Inc 6.750% due 07/15/23 ~	100,000	103,500
Viking Cruises Ltd 8.500% due 10/15/22 ~	145,000	149,350
Vista Outdoor Inc 5.875% due 10/01/23 ~	100,000	105,000
William Lyon Homes Inc 7.000% due 08/15/22	100,000	103,500
WMG Acquisition Corp 6.750% due 04/15/22 ~	150,000	159,750
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	96,375
5.375% due 03/15/22	50,000	51,938
5.500% due 03/01/25 ~	300,000	303,375

	Principal Amount	Value
Yum! Brands Inc
3.875% due 11/01/20	$100,000	$103,188
5.350% due 11/01/43	100,000	86,750
6.875% due 11/15/37	100,000	103,000
ZF North America Capital Inc (Germany)
4.000% due 04/29/20 ~	200,000	213,000
4.750% due 04/29/25 ~	150,000	158,062

		21,976,700

Consumer, Non-Cyclical - 15.6%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	103,750
ACCO Brands Corp 6.750% due 04/30/20	50,000	53,000
Ahern Rentals Inc 7.375% due 05/15/23 ~	50,000	32,625
Albertsons Cos LLC
5.750% due 03/15/25 ~	270,000	270,000
6.625% due 06/15/24 ~	84,000	87,570
Alere Inc
6.500% due 06/15/20	50,000	50,250
7.250% due 07/01/18	50,000	51,156
Alliance One International Inc 9.875% due 07/15/21	100,000	85,375
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	57,600
Amsurg Corp 5.625% due 07/15/22	100,000	102,625
APX Group Inc
6.375% due 12/01/19	125,000	127,969
7.875% due 12/01/22	58,000	61,045
8.750% due 12/01/20	80,000	78,800
Ashtead Capital Inc (United Kingdom) 6.500% due 07/15/22 ~	200,000	211,250
Avis Budget Car Rental LLC 5.500% due 04/01/23	183,000	185,516
Avon International Operations Inc 7.875% due 08/15/22 ~	70,000	72,363
Avon Products Inc 7.000% due 03/15/23	200,000	180,250
B&G Foods Inc 4.625% due 06/01/21	63,000	65,205
BI-LO LLC 8.625% PIK due 09/15/18 ~	100,000	63,750
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	63,315
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	20,000	20,150
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	99,000
Capsugel SA 7.000% PIK due 05/15/19 ~	108,000	108,338
CEB Inc 5.625% due 06/15/23 ~	100,000	98,750
Centene Corp
4.750% due 05/15/22	225,000	233,437
5.625% due 02/15/21	41,000	43,665
6.125% due 02/15/24	158,000	171,825
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	102,125
Cenveo Corp 6.000% due 08/01/19 ~	90,000	80,325
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	105,500
CHS/Community Health Systems Inc
5.125% due 08/15/18	31,000	31,313
5.125% due 08/01/21	200,000	198,500
6.875% due 02/01/22	300,000	259,500
7.125% due 07/15/20	100,000	93,450
8.000% due 11/15/19	250,000	246,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Concordia International Corp (Canada)
7.000% due 04/15/23 ~	$121,000	$78,045
9.500% due 10/21/22 ~	25,000	17,438
Constellation Brands Inc
3.750% due 05/01/21	64,000	67,600
4.250% due 05/01/23	125,000	132,969
4.750% due 12/01/25	100,000	108,760
6.000% due 05/01/22	100,000	115,375
Constellis Holdings LLC 9.750% due 05/15/20 ~	100,000	98,750
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	199,800
Cott Beverages Inc (Canada)
5.375% due 07/01/22	65,000	67,194
6.750% due 01/01/20	80,000	83,700
Darling Ingredients Inc 5.375% due 01/15/22	53,000	55,518
DaVita Inc
5.000% due 05/01/25	173,000	174,081
5.125% due 07/15/24	200,000	204,375
5.750% due 08/15/22	150,000	157,687
Dean Foods Co 6.500% due 03/15/23 ~	93,000	98,813
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	138,942
DS Services of America Inc 10.000% due 09/01/21 ~	100,000	111,875
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	158,368
Endo Finance LLC
5.375% due 01/15/23 ~	100,000	89,000
5.750% due 01/15/22 ~	50,000	46,625
Endo Ltd
6.000% due 07/15/23 ~	200,000	183,000
6.500% due 02/01/25 ~	200,000	177,750
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	75,000
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	103,250
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	144,637
Fresenius Medical Care US Finance I Inc (Germany) 5.750% due 02/15/21 ~	50,000	56,250
Fresenius Medical Care US Finance II Inc (Germany)
5.625% due 07/31/19 ~	100,000	108,875
5.875% due 01/31/22 ~	200,000	227,500
6.500% due 09/15/18 ~	100,000	109,000
FTI Consulting Inc 6.000% due 11/15/22	100,000	105,375
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	50,000	49,250
Grifols Worldwide Operations Ltd (Spain) 5.250% due 04/01/22	200,000	208,000
HCA Holdings Inc 6.250% due 02/15/21	200,000	217,500
HCA Inc
3.750% due 03/15/19	190,000	196,412
4.250% due 10/15/19	100,000	104,500
4.500% due 02/15/27	200,000	201,250
4.750% due 05/01/23	150,000	156,750
5.000% due 03/15/24	150,000	159,375
5.250% due 04/15/25	100,000	106,875
5.250% due 06/15/26	200,000	213,000
5.375% due 02/01/25	450,000	465,187
5.875% due 03/15/22	100,000	111,000
5.875% due 05/01/23	100,000	106,750
5.875% due 02/15/26	300,000	320,250

	Principal Amount	Value
6.500% due 02/15/20	$210,000	$233,100
7.500% due 02/15/22	250,000	287,500
HealthSouth Corp
5.750% due 11/01/24	150,000	156,093
5.750% due 09/15/25	100,000	104,750
Herc Rentals Inc
7.500% due 06/01/22 ~	40,000	41,500
7.750% due 06/01/24 ~	33,000	33,990
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	107,230
Hologic Inc 5.250% due 07/15/22 ~	190,000	202,350
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	91,000
IHS Markit Ltd 5.000% due 11/01/22 ~	125,000	132,888
Ingles Markets Inc 5.750% due 06/15/23	100,000	104,250
Innovation Ventures LLC 9.500% due 08/15/19 ~	45,000	47,430
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	133,737
10.000% PIK due 08/15/18 ~	34,539	35,504
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	126,143
JBS USA LUX SA (Brazil)
5.875% due 07/15/24 ~	250,000	250,000
8.250% due 02/01/20 ~	150,000	155,437
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	51,975
Kindred Healthcare Inc
6.375% due 04/15/22	100,000	95,125
8.000% due 01/15/20	70,000	71,575
Kinetic Concepts Inc
7.875% due 02/15/21 ~	57,000	61,845
9.625% due 10/01/21 ~	170,000	170,425
10.500% due 11/01/18	250,000	262,875
12.500% due 11/01/19	50,000	49,875
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	90,000	93,206
Laureate Education Inc 9.250% due 09/01/19 ~	213,000	205,332
LifePoint Health Inc
5.500% due 12/01/21	135,000	141,075
5.875% due 12/01/23	35,000	36,313
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	50,000	51,875
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	100,000
Mallinckrodt International Finance SA
4.750% due 04/15/23	68,000	61,540
4.875% due 04/15/20 ~	129,000	132,225
5.500% due 04/15/25 ~	128,000	122,240
5.625% due 10/15/23 ~	40,000	38,500
5.750% due 08/01/22 ~	95,000	94,169
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	173,869
Molina Healthcare Inc 5.375% due 11/15/22	120,000	124,500
Monitronics International Inc 9.125% due 04/01/20	100,000	94,500
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	167,000	179,942
NBTY Inc 7.625% due 05/15/21 ~	169,000	173,195
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	50,000	49,250
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	82,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	$150,000	$132,750
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	44,000	45,540
Pinnacle Foods Finance LLC 5.875% due 01/15/24 ~	150,000	160,875
Post Holdings Inc
5.000% due 08/15/26 ~	159,574	159,175
6.000% due 12/15/22 ~	55,000	58,300
6.750% due 12/01/21 ~	120,000	129,301
7.750% due 03/15/24 ~	160,000	180,000
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	104,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	344,000	375,820
Quintiles Transnational Corp 4.875% due 05/15/23 ~	40,000	41,300
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	87,000	90,045
Rent-A-Center Inc 6.625% due 11/15/20	100,000	97,000
Revlon Consumer Products Corp
5.750% due 02/15/21	50,000	51,250
6.250% due 08/01/24 ~	100,000	103,500
RR Donnelley & Sons Co 7.000% due 02/15/22	100,000	104,750
Safeway Inc 7.250% due 02/01/31	100,000	99,750
Select Medical Corp 6.375% due 06/01/21	100,000	98,875
Service Corp International 5.375% due 05/15/24	215,000	228,975
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	100,000
Smithfield Foods Inc
5.250% due 08/01/18 ~	37,000	37,278
5.875% due 08/01/21 ~	2,000	2,100
6.625% due 08/15/22	100,000	106,250
Spectrum Brands Inc
5.750% due 07/15/25	199,000	215,915
6.625% due 11/15/22	100,000	108,750
SUPERVALU Inc 7.750% due 11/15/22	50,000	48,000
Team Health Inc 7.250% due 12/15/23 ~	25,000	26,969
Teleflex Inc 5.250% due 06/15/24	50,000	52,375
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	167,000
4.500% due 04/01/21	51,000	51,574
4.750% due 06/01/20	100,000	102,000
5.000% due 03/01/19	100,000	98,750
5.500% due 03/01/19	110,000	108,625
6.250% due 11/01/18	140,000	150,150
6.750% due 02/01/20	100,000	98,500
6.750% due 06/15/23	278,000	259,235
8.000% due 08/01/20	100,000	101,250
8.125% due 04/01/22	311,000	312,555
Tesco PLC (United Kingdom) 5.500% due 11/15/17 ~	100,000	103,761
The ADT Corp
3.500% due 07/15/22	50,000	48,375
4.875% due 07/15/32 ~	100,000	88,750
5.250% due 03/15/20	200,000	217,000
6.250% due 10/15/21	100,000	109,250
The Fresh Market Inc 9.750% due 05/01/23 ~	176,000	157,520

	Principal Amount	Value
The Hertz Corp
5.500% due 10/15/24 ~	$195,000	$194,512
5.875% due 10/15/20	200,000	206,750
6.750% due 04/15/19	200,000	204,648
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	138,000	144,210
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	45,600
TMS International Corp 7.625% due 10/15/21 ~	100,000	86,000
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	104,500
6.000% due 02/15/24 ~	15,000	16,219
United Rentals North America Inc
4.625% due 07/15/23	200,000	205,750
5.500% due 07/15/25	100,000	102,875
5.875% due 09/15/26	150,000	155,250
6.125% due 06/15/23	225,000	237,375
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	95,750
US Foods Inc 5.875% due 06/15/24 ~	143,000	149,435
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	200,000	188,500
7.000% due 10/01/20 ~	10,000	9,800
7.250% due 07/15/22 ~	100,000	93,250
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	200,000	186,000
5.625% due 12/01/21 ~	100,000	89,750
5.875% due 05/15/23 ~	450,000	391,243
6.125% due 04/15/25 ~	400,000	345,500
6.750% due 08/15/18 ~	200,000	202,000
7.500% due 07/15/21 ~	257,000	249,611
Vector Group Ltd 7.750% due 02/15/21	97,000	102,791
Vizient Inc 10.375% due 03/01/24 ~	60,000	69,000
WellCare Health Plans Inc 5.750% due 11/15/20	75,000	77,484
Wells Enterprises Inc 6.750% due 02/01/20 ~	26,000	26,943

		24,081,905

Diversified - 0.2%

DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	50,000	52,375
HRG Group Inc 7.875% due 07/15/19	120,000	126,600
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	83,000

		261,975

Energy - 13.4%

Antero Midstream Partners LP 5.375% due 09/15/24 ~	100,000	101,500
Antero Resources Corp
5.125% due 12/01/22	100,000	101,250
5.375% due 11/01/21	75,000	76,312
5.625% due 06/01/23	100,000	102,375
6.000% due 12/01/20	79,000	81,765
Archrock Partners LP 6.000% due 10/01/22	100,000	93,250
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	39,625
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	82,000
Bill Barrett Corp 7.625% due 10/01/19	35,335	30,565
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	125,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Bonanza Creek Energy Inc 6.750% due 04/15/21	$75,000	$35,063
Bristow Group Inc 6.250% due 10/15/22	50,000	36,875
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	47,075
California Resources Corp 8.000% due 12/15/22 ~	385,000	257,950
Callon Petroleum Co 6.125% due 10/01/24 # ~	50,000	51,875
Calumet Specialty Products Partners LP
6.500% due 04/15/21	190,000	156,275
11.500% due 01/15/21 ~	100,000	115,000
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	169,150
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	600,000	571,337
CGG SA (France) 6.875% due 01/15/22	100,000	51,500
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24 ~	200,000	217,000
Chesapeake Energy Corp
5.750% due 03/15/23	300,000	256,500
8.000% due 12/15/22 ~	403,000	409,045
Clayton Williams Energy Inc 7.750% due 04/01/19	50,000	49,125
Comstock Resources Inc 10.000% PIK due 03/15/20	100,000	93,000
Concho Resources Inc
5.500% due 04/01/23	100,000	103,625
6.500% due 01/15/22	200,000	208,000
CONSOL Energy Inc
5.875% due 04/15/22	200,000	185,000
8.000% due 04/01/23	75,000	73,125
Continental Resources Inc 5.000% due 09/15/22	600,000	600,000
Crestwood Midstream Partners LP
6.000% due 12/15/20	27,000	27,338
6.125% due 03/01/22	207,000	210,105
6.250% due 04/01/23	100,000	101,750
CrownRock LP 7.750% due 02/15/23 ~	100,000	107,750
CSI Compressco LP 7.250% due 08/15/22	50,000	47,500
CVR Refining LLC 6.500% due 11/01/22	100,000	91,000
DCP Midstream LLC
5.350% due 03/15/20 ~	200,000	206,000
5.850% due 05/21/43 § ~	100,000	83,500
DCP Midstream Operating LP
3.875% due 03/15/23	100,000	96,000
5.600% due 04/01/44	100,000	93,000
Denbury Resources Inc
5.500% due 05/01/22	168,000	121,380
9.000% due 05/15/21 ~	55,000	57,887
Diamond Offshore Drilling Inc 4.875% due 11/01/43	250,000	174,909
Diamondback Energy Inc 7.625% due 10/01/21	50,000	53,031
Drill Rigs Holdings Inc (Cyprus) 6.500% due 10/01/17 ~	56,000	17,360
Eclipse Resources Corp 8.875% due 07/15/23	100,000	97,937
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	51,625
Energy Transfer Equity LP
5.500% due 06/01/27	95,000	95,000
5.875% due 01/15/24	100,000	104,250
7.500% due 10/15/20	145,000	159,862

	Principal Amount	Value
Ensco PLC
4.500% due 10/01/24	$100,000	$72,250
4.700% due 03/15/21	250,000	224,875
5.200% due 03/15/25	100,000	73,385
5.750% due 10/01/44	125,000	76,961
EP Energy LLC
6.375% due 06/15/23	168,000	100,800
9.375% due 05/01/20	150,000	107,250
Extraction Oil & Gas Holdings LLC 7.875% due 07/15/21 ~	68,855	71,781
Gastar Exploration Inc 8.625% due 05/15/18	50,000	42,250
Genesis Energy LP
5.750% due 02/15/21	100,000	100,500
6.000% due 05/15/23	50,000	49,875
6.750% due 08/01/22	100,000	103,538
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	94,530
Gulfmark Offshore Inc 6.375% due 03/15/22	150,000	64,500
Gulfport Energy Corp 7.750% due 11/01/20	100,000	104,250
Hilcorp Energy I LP
5.000% due 12/01/24 ~	55,000	52,938
5.750% due 10/01/25 ~	67,000	67,000
7.625% due 04/15/21 ~	50,000	51,438
Holly Energy Partners LP
6.000% due 08/01/24 ~	100,000	104,000
6.500% due 03/01/20	50,000	51,813
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	34,200
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	84,500
Laredo Petroleum Inc
5.625% due 01/15/22	100,000	97,500
7.375% due 05/01/22	100,000	103,875
Legacy Reserves LP 6.625% due 12/01/21	100,000	52,500
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	94,500
Matador Resources Co 6.875% due 04/15/23	100,000	104,000
McDermott International Inc 8.000% due 05/01/21 ~	100,000	95,125
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	82,125
7.000% due 03/31/24 ~	150,000	119,250
Memorial Production Partners LP 7.625% due 05/01/21	200,000	102,000
Milagro Oil & Gas Inc 10.500% due 05/15/17 * Y +	50,000	18,125
Murphy Oil Corp
3.500% due 12/01/17	200,000	203,523
6.875% due 08/15/24	60,000	62,120
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	39,081
Newfield Exploration Co
5.375% due 01/01/26	127,000	127,952
5.625% due 07/01/24	56,000	57,680
5.750% due 01/30/22	100,000	103,750
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	105,000
9.625% due 06/01/19 ~	150,000	158,437
Niska Gas Storage Ltd 6.500% due 04/01/19	50,000	49,875
Noble Holding International Ltd (United Kingdom)
5.250% due 03/15/42	100,000	56,750
7.200% due 04/01/25	350,000	277,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	$65,000	$60,775
Northern Oil & Gas Inc 8.000% due 06/01/20	160,000	124,000
NuStar Logistics LP
4.750% due 02/01/22	100,000	99,500
6.750% due 02/01/21	100,000	108,250
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	96,000
6.875% due 03/15/22	200,000	192,500
ONEOK Inc
4.250% due 02/01/22	100,000	98,500
7.500% due 09/01/23	60,000	67,350
Pacific Drilling SA 5.375% due 06/01/20 ~	50,000	14,063
Pacific Drilling V Ltd 7.250% due 12/01/17 ~	50,000	20,469
Parker Drilling Co 6.750% due 07/15/22	50,000	39,250
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	56,578
PBF Holding Co LLC
7.000% due 11/15/23 ~	55,000	52,113
8.250% due 02/15/20	80,000	82,920
PDC Energy Inc 7.750% due 10/15/22	100,000	107,250
Permian Resources LLC
7.125% due 11/01/20 ~	65,000	46,313
7.375% due 11/01/21 ~	50,000	35,625
13.000% due 11/30/20 ~	100,000	117,000
PHI Inc 5.250% due 03/15/19	50,000	48,375
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	33,250
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	41,000
6.625% due 11/15/20	100,000	93,250
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	103,441
QEP Resources Inc
5.250% due 05/01/23	109,000	107,910
6.875% due 03/01/21	50,000	52,500
Range Resources Corp
4.875% due 05/15/25	88,000	84,920
5.000% due 03/15/23 ~	260,000	255,450
5.875% due 07/01/22 ~	100,000	101,500
Rice Energy Inc 6.250% due 05/01/22	175,000	181,562
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	106,000
6.000% due 01/15/19 ~	180,000	189,900
Rose Rock Midstream LP 5.625% due 11/15/23	50,000	45,750
Rowan Cos Inc 4.875% due 06/01/22	300,000	255,000
RSP Permian Inc 6.625% due 10/01/22	40,000	42,100
Sabine Pass Liquefaction LLC
5.000% due 03/15/27 ~	100,000	102,750
5.625% due 04/15/23	200,000	214,500
5.625% due 03/01/25	189,000	203,884
5.750% due 05/15/24	300,000	324,375
5.875% due 06/30/26 ~	150,000	163,594
6.250% due 03/15/22	300,000	330,000
Sanchez Energy Corp
6.125% due 01/15/23	150,000	121,125
7.750% due 06/15/21	63,000	55,755
SESI LLC
6.375% due 05/01/19	100,000	99,750
7.125% due 12/15/21	39,000	38,220

	Principal Amount	Value
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	$100,000	$104,250
6.875% due 06/30/23 ~	100,000	104,250
8.250% due 05/15/20 ~	50,000	53,438
SM Energy Co
5.000% due 01/15/24	100,000	94,500
5.625% due 06/01/25	113,000	106,785
6.500% due 01/01/23	100,000	101,500
6.750% due 09/15/26	60,000	60,712
Southwestern Energy Co
4.100% due 03/15/22	50,000	45,625
5.800% due 01/23/20	300,000	300,750
6.700% due 01/23/25	100,000	100,375
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	95,750
Sunoco LP
5.500% due 08/01/20 ~	80,000	80,700
6.250% due 04/15/21 ~	109,000	112,542
6.375% due 04/01/23 ~	46,000	47,495
Targa Resources Partners LP
4.125% due 11/15/19	75,000	76,425
4.250% due 11/15/23	50,000	48,563
5.000% due 01/15/18	175,000	181,562
5.125% due 02/01/25 # ~	50,000	50,188
5.250% due 05/01/23	77,000	78,347
6.625% due 10/01/20	50,000	51,750
6.750% due 03/15/24	100,000	107,500
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	50,250
TerraForm Power Operating LLC
9.375% due 02/01/23 § ~	69,000	71,415
9.625% due 06/15/25 § ~	150,000	158,250
Tesoro Corp 5.375% due 10/01/22	150,000	156,562
Tesoro Logistics LP
5.500% due 10/15/19	110,000	117,700
6.125% due 10/15/21	70,000	73,237
6.250% due 10/15/22	115,000	123,337
The Williams Cos Inc
4.550% due 06/24/24	300,000	307,365
5.750% due 06/24/44	100,000	103,500
8.750% due 03/15/32	100,000	124,500
Transocean Inc
6.000% due 03/15/18	250,000	252,500
6.800% due 03/15/38	250,000	166,250
8.125% due 12/15/21	200,000	192,000
9.000% due 07/15/23 ~	150,000	146,625
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	90,000
Unit Corp 6.625% due 05/15/21	75,000	64,125
Weatherford International Ltd
7.000% due 03/15/38	200,000	148,000
7.750% due 06/15/21	383,000	380,606
8.250% due 06/15/23	97,000	96,272
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	122,200
6.250% due 04/01/23	200,000	184,000
6.500% due 10/01/18	25,000	24,750
WPX Energy Inc
5.250% due 09/15/24	140,000	132,650
6.000% due 01/15/22	100,000	99,250
7.500% due 08/01/20	45,000	47,813
8.250% due 08/01/23	40,000	43,283

		20,655,047

Financial - 9.7%

Aircastle Ltd
4.625% due 12/15/18	100,000	104,500
5.000% due 04/01/23	50,000	52,375
5.125% due 03/15/21	100,000	107,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Alliance Data Systems Corp 5.375% due 08/01/22 ~	$100,000	$98,000
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	75,000	76,406
Ally Financial Inc
3.250% due 11/05/18	200,000	201,500
3.500% due 01/27/19	123,000	124,384
3.600% due 05/21/18	300,000	305,250
4.125% due 03/30/20	300,000	306,000
4.750% due 09/10/18	200,000	207,500
5.750% due 11/20/25	150,000	157,500
8.000% due 12/31/18	100,000	110,500
8.000% due 03/15/20	100,000	114,500
8.000% due 11/01/31	220,000	272,300
American Equity Investment Life Holding Co 6.625% due 07/15/21	20,000	20,948
BCD Acquisition Inc 9.625% due 09/15/23 ~	80,000	84,000
BPCE SA (France) 12.500% § ± ~	100,000	126,886
CIT Group Inc
3.875% due 02/19/19	305,000	312,244
5.000% due 08/15/22	100,000	106,500
5.000% due 08/01/23	100,000	106,125
5.250% due 03/15/18	150,000	156,375
5.375% due 05/15/20	100,000	107,125
5.500% due 02/15/19 ~	100,000	106,000
6.625% due 04/01/18 ~	100,000	106,375
CNO Financial Group Inc 5.250% due 05/30/25	40,000	40,100
Communications Sales & Leasing Inc REIT
6.000% due 04/15/23 ~	100,000	104,000
8.250% due 10/15/23	164,000	172,936
Corrections Corp of America REIT 4.125% due 04/01/20	100,000	94,750
Credit Agricole SA (France) 8.375% § ± ~	100,000	113,332
Crescent Communities LLC 8.875% due 10/15/21 ~	100,000	101,750
Deutsche Bank AG (Germany)
4.296% due 05/24/28 §	200,000	173,336
4.500% due 04/01/25	300,000	272,726
DFC Finance Corp 12.000% PIK due 06/16/20 ~	101,866	59,592
Double Eagle Acquisition Sub Inc 7.500% due 10/01/24 ~	95,000	97,019
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	119,250
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	92,125
Enova International Inc 9.750% due 06/01/21	140,000	126,000
Equinix Inc REIT
4.875% due 04/01/20	76,000	79,135
5.375% due 01/01/22	65,000	69,063
5.375% due 04/01/23	100,000	105,375
5.875% due 01/15/26	215,000	231,662
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	150,000	150,562
FBM Finance Inc 8.250% due 08/15/21 ~	30,000	31,500
FelCor Lodging LP REIT
5.625% due 03/01/23	48,000	49,560
6.000% due 06/01/25	100,000	104,500
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	100,500
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	204,000

	Principal Amount	Value
Genworth Holdings Inc
4.900% due 08/15/23	$150,000	$125,625
6.515% due 05/22/18	50,000	51,438
7.625% due 09/24/21	200,000	192,000
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	100,000	98,000
HUB International Ltd 7.875% due 10/01/21 ~	118,000	120,655
Icahn Enterprises LP
4.875% due 03/15/19	100,000	101,000
5.875% due 02/01/22	200,000	193,000
6.000% due 08/01/20	240,000	241,800
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	182,886
5.710% due 01/15/26 ~	200,000	189,447
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	65,422
5.750% due 08/15/24	100,000	103,250
6.000% due 10/01/20 ~	100,000	105,750
6.000% due 08/15/23	96,000	102,960
iStar Inc REIT
4.875% due 07/01/18	100,000	100,875
5.000% due 07/01/19	40,000	40,045
9.000% due 06/01/17	100,000	103,750
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	196,000
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	74,625
Kennedy-Wilson Inc 5.875% due 04/01/24	170,000	171,912
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	100,000	152,250
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26 ~	50,000	50,250
5.625% due 05/01/24 ~	121,000	131,551
MPT Operating Partnership LP REIT
5.250% due 08/01/26	50,000	52,000
6.375% due 02/15/22	100,000	104,625
6.375% due 03/01/24	100,000	109,000
Nationstar Mortgage LLC
6.500% due 08/01/18	100,000	102,000
6.500% due 07/01/21	75,000	73,875
7.875% due 10/01/20	100,000	102,120
Navient Corp
4.875% due 06/17/19	150,000	149,812
5.500% due 01/15/19	100,000	101,750
5.500% due 01/25/23	100,000	92,125
5.625% due 08/01/33	200,000	160,000
5.875% due 03/25/21	150,000	150,000
6.125% due 03/25/24	100,000	93,625
6.625% due 07/26/21	45,000	45,450
7.250% due 09/25/23	100,000	99,938
8.000% due 03/25/20	150,000	161,250
8.450% due 06/15/18	300,000	323,250
NFP Corp 9.000% due 07/15/21 ~	117,000	120,642
Ocwen Financial Corp 6.625% due 05/15/19	75,000	67,435
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	85,000	89,866
7.250% due 12/15/21 ~	100,000	105,750
PHH Corp 6.375% due 08/15/21	100,000	95,750
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	85,155
QCP SNF West 8.125% due 11/01/23 ~	130,000	131,500
Quicken Loans Inc 5.750% due 05/01/25 ~	167,000	166,582

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Radian Group Inc 5.250% due 06/15/20	$100,000	$106,000
RBS Capital Trust II (United Kingdom) 6.425% § ±	100,000	107,250
Realogy Group LLC
4.500% due 04/15/19 ~	70,000	73,150
4.875% due 06/01/23 ~	100,000	102,125
5.250% due 12/01/21 ~	100,000	105,718
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	51,750
5.000% due 04/15/23	100,000	102,000
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	250,000	251,588
6.000% due 12/19/23	300,000	313,264
6.100% due 06/10/23	100,000	105,001
6.125% due 12/15/22	170,000	180,382
7.640% § ±	100,000	97,500
7.648% § ±	50,000	60,125
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	51,500
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	50,000	36,250
Springleaf Finance Corp
6.900% due 12/15/17	150,000	158,062
7.750% due 10/01/21	125,000	131,562
8.250% due 12/15/20	125,000	137,500
Synovus Financial Corp 5.750% due 12/15/25 §	100,000	106,500
The GEO Group Inc REIT
5.125% due 04/01/23	100,000	85,500
5.875% due 10/15/24	50,000	43,250
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	105,625
The Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	100,000	102,742
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	66,000
UniCredit Luxembourg Finance SA (Italy) 6.000% due 10/31/17 ~	100,000	102,910
USI Inc 7.750% due 01/15/21 ~	67,000	68,340
VEREIT Operating Partnership LP REIT
3.000% due 02/06/19	100,000	101,612
4.875% due 06/01/26	76,000	80,655
Voya Financial Inc 5.650% due 05/15/53 §	100,000	100,125
Walter Investment Management Corp 7.875% due 12/15/21	100,000	67,000

		15,042,293

Industrial - 8.9%

Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	119,625
Advanced Disposal Services Inc 8.250% due 10/01/20	100,000	105,125
AECOM
5.750% due 10/15/22	135,000	142,467
5.875% due 10/15/24	100,000	107,000
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	101,000
Anixter Inc
5.125% due 10/01/21	50,000	52,563
5.500% due 03/01/23	100,000	105,125
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	48,063

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland)
4.625% due 05/15/23 ~	$200,000	$202,250
6.250% due 01/31/19 ~	87,000	89,284
6.750% due 01/31/21 ~	200,000	207,500
7.250% due 05/15/24 ~	50,000	53,625
Associated Materials LLC 9.125% due 11/01/17	100,000	94,750
Ball Corp
4.000% due 11/15/23	71,000	71,799
4.375% due 12/15/20	160,000	171,600
5.000% due 03/15/22	100,000	108,625
5.250% due 07/01/25	90,000	97,313
Belden Inc 5.500% due 09/01/22 ~	80,000	83,800
Berry Plastics Corp
5.125% due 07/15/23	125,000	127,734
5.500% due 05/15/22	100,000	104,000
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	59,670
BMC East LLC 5.500% due 10/01/24 ~	100,000	100,250
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	102,000
Bombardier Inc (Canada)
4.750% due 04/15/19 ~	145,000	141,737
5.500% due 09/15/18 ~	250,000	255,000
6.125% due 01/15/23 ~	250,000	223,125
7.500% due 03/15/25 ~	200,000	185,000
Broadspectrum Ltd (Australia) 8.375% due 05/15/20 ~	100,000	107,000
Builders FirstSource Inc
5.625% due 09/01/24 ~	75,000	77,250
10.750% due 08/15/23 ~	141,000	162,502
BWAY Holding Co 9.125% due 08/15/21 ~	115,000	120,750
Case New Holland Industrial Inc (United Kingdom) 7.875% due 12/01/17	100,000	106,750
Casella Waste Systems Inc 7.750% due 02/15/19	48,000	48,990
CEVA Group PLC (United Kingdom)
7.000% due 03/01/21 ~	100,000	81,500
9.000% due 09/01/21 ~	75,000	48,750
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	172,500
Clean Harbors Inc
5.125% due 06/01/21	153,000	157,207
5.250% due 08/01/20	54,000	55,647
CNH Industrial Capital LLC
3.375% due 07/15/19	100,000	102,250
3.875% due 07/16/18	250,000	255,000
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	135,000	136,687
Cortes NP Acquisition Corp 9.250% due 10/15/24 ~	25,000	25,000
Covanta Holding Corp 6.375% due 10/01/22	100,000	104,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	205,500
Crown Americas LLC 4.500% due 01/15/23	112,000	117,180
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	168,297
FGI Operating Co LLC 7.875% due 05/01/20	50,000	41,750
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	154,500
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	63,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Gates Global LLC 6.000% due 07/15/22 ~	$140,000	$133,700
General Cable Corp 5.750% due 10/01/22	75,000	71,625
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	130,000	143,000
Graphic Packaging International Inc
4.125% due 08/15/24	100,000	100,875
4.750% due 04/15/21	50,000	53,625
Greif Inc 7.750% due 08/01/19	50,000	56,375
Griffon Corp 5.250% due 03/01/22	100,000	100,750
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	75,750
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	59,000
Huntington Ingalls Industries Inc
5.000% due 12/15/21 ~	60,000	63,225
5.000% due 11/15/25 ~	65,000	68,900
Jack Cooper Holdings Corp 9.250% due 06/01/20	100,000	68,500
Joy Global Inc 5.125% due 10/15/21	75,000	82,404
KLX Inc 5.875% due 12/01/22 ~	150,000	156,000
Koppers Inc 7.875% due 12/01/19	10,000	10,225
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	72,000	67,320
Louisiana-Pacific Corp 4.875% due 09/15/24 ~	45,000	45,113
LSB Industries Inc 8.500% due 08/01/19 §	100,000	100,875
Manitowoc Foodservice Inc 9.500% due 02/15/24	100,000	114,500
Masco Corp
4.375% due 04/01/26	50,000	52,875
4.450% due 04/01/25	145,000	154,787
5.950% due 03/15/22	100,000	114,250
7.125% due 03/15/20	50,000	57,750
MasTec Inc 4.875% due 03/15/23	100,000	99,500
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	148,125
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	100,750
Milacron LLC 7.750% due 02/15/21 ~	100,000	104,500
Multi-Color Corp 6.125% due 12/01/22 ~	100,000	105,500
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	37,000
Navios Maritime Holdings Inc
7.375% due 01/15/22 ~	107,000	52,163
8.125% due 02/15/19	50,000	27,750
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	106,750
Novelis Corp
5.875% due 09/30/26 ~	175,000	179,594
6.250% due 08/15/24 ~	140,000	149,100
Orbital ATK Inc 5.500% due 10/01/23	100,000	105,250
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	106,375
5.875% due 08/15/23 ~	160,000	172,100
Pactiv LLC 7.950% due 12/15/25	100,000	109,500

	Principal Amount	Value
Ply Gem Industries Inc 6.500% due 02/01/22	$73,000	$75,464
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	105,500	109,061
5.750% due 10/15/20	235,000	242,637
6.875% due 02/15/21	150,000	155,625
7.000% due 07/15/24 ~	125,000	134,297
8.250% due 02/15/21	100,000	104,344
9.875% due 08/15/19	100,000	103,125
Sanmina Corp 4.375% due 06/01/19 ~	50,000	52,250
SBA Communications Corp
4.875% due 07/15/22	100,000	103,750
4.875% due 09/01/24 ~	200,000	202,000
Sealed Air Corp
5.125% due 12/01/24 ~	50,000	53,063
5.250% due 04/01/23 ~	100,000	107,000
5.500% due 09/15/25 ~	100,000	107,500
Sequa Corp 7.000% due 12/15/17 ~	62,500	21,719
Silgan Holdings Inc 5.000% due 04/01/20	50,000	51,375
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	82,000
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	101,750
Standard Industries Inc
5.375% due 11/15/24 ~	100,000	103,500
5.500% due 02/15/23 ~	150,000	157,500
6.000% due 10/15/25 ~	100,000	107,500
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	53,875
Summit Materials LLC 6.125% due 07/15/23	100,000	102,500
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	21,750
Terex Corp 6.000% due 05/15/21	105,000	107,756
TransDigm Inc
5.500% due 10/15/20	100,000	103,062
6.375% due 06/15/26 ~	151,000	157,417
6.500% due 07/15/24	220,000	232,650
6.500% due 05/15/25	100,000	104,750
7.500% due 07/15/21	67,000	71,062
Triumph Group Inc 5.250% due 06/01/22	50,000	47,375
US Concrete Inc 6.375% due 06/01/24	200,000	208,000
USG Corp 5.500% due 03/01/25 ~	100,000	107,625
WESCO Distribution Inc 5.375% due 12/15/21	100,000	102,750
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	69,700
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	105,250	101,566
Xerium Technologies Inc 9.500% due 08/15/21 ~	62,500	63,438
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	61,800
6.500% due 06/15/22 ~	255,000	267,431
Zebra Technologies Corp 7.250% due 10/15/22	100,000	109,000
Zekelman Industries Inc 9.875% due 06/15/23 ~	100,000	105,750

		13,702,286

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Technology - 5.2%

Advanced Micro Devices Inc
7.000% due 07/01/24	$100,000	$98,750
7.500% due 08/15/22	100,000	103,125
Amkor Technology Inc
6.375% due 10/01/22	50,000	51,813
6.625% due 06/01/21	50,000	51,688
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	219,000
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	80,000	72,800
Camelot Finance SA (Luxembourg) 7.875% due 10/15/24 # ~	45,000	46,519
CDW LLC
5.500% due 12/01/24	100,000	107,250
6.000% due 08/15/22	100,000	106,875
Cengage Learning Inc 9.500% due 06/15/24 ~	111,000	113,220
Change Healthcare Holdings Inc
6.000% due 02/15/21 ~	100,000	105,750
11.000% due 12/31/19	50,000	52,638
Dell Inc
4.625% due 04/01/21	100,000	103,500
5.400% due 09/10/40	100,000	86,000
5.650% due 04/15/18	100,000	104,875
Diamond 1 Finance Corp
5.875% due 06/15/21 ~	176,000	187,075
7.125% due 06/15/24 ~	200,000	220,096
DynCorp International Inc 11.875% PIK due 11/30/20	44,921	33,354
EMC Corp
1.875% due 06/01/18	250,000	245,927
2.650% due 06/01/20	175,000	168,730
3.375% due 06/01/23	170,000	159,296
Entegris Inc 6.000% due 04/01/22 ~	100,000	103,875
First Data Corp
5.000% due 01/15/24 ~	155,000	157,906
5.375% due 08/15/23 ~	200,000	206,500
5.750% due 01/15/24 ~	350,000	360,937
6.750% due 11/01/20 ~	130,000	134,575
7.000% due 12/01/23 ~	350,000	371,000
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	100,000	85,375
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	39,000
Infor US Inc
5.750% due 08/15/20 ~	100,000	105,375
6.500% due 05/15/22	251,000	255,392
Informatica LLC 7.125% due 07/15/23 ~	51,000	47,685
Leidos Holdings Inc 4.450% due 12/01/20	100,000	104,470
Micron Technology Inc
5.250% due 08/01/23 ~	103,000	101,455
5.250% due 01/15/24 ~	150,000	146,625
5.500% due 02/01/25	120,000	118,200
5.875% due 02/15/22	25,000	25,750
MSCI Inc
4.750% due 08/01/26 ~	55,000	55,825
5.250% due 11/15/24 ~	95,000	101,047
5.750% due 08/15/25 ~	151,000	161,947
NCR Corp
4.625% due 02/15/21	45,000	45,619
5.000% due 07/15/22	113,000	116,107
6.375% due 12/15/23	44,000	46,750
Nuance Communications Inc
5.375% due 08/15/20 ~	120,000	123,300
6.000% due 07/01/24 ~	100,000	104,500

	Principal Amount	Value
NXP BV (Netherlands)
3.875% due 09/01/22 ~	$200,000	$210,000
4.125% due 06/15/20 ~	200,000	212,750
4.625% due 06/01/23 ~	200,000	219,250
5.750% due 03/15/23 ~	100,000	107,500
Open Text Corp (Canada)
5.625% due 01/15/23 ~	80,000	82,000
5.875% due 06/01/26 ~	73,000	76,559
PTC Inc 6.000% due 05/15/24	15,000	16,088
Qorvo Inc 7.000% due 12/01/25	45,000	48,994
Quintiles IMS Inc 6.000% due 11/01/20 ~	50,000	50,781
Rackspace Hosting Inc 6.500% due 01/15/24 ~	90,000	99,225
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	155,694
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	104,375
5.000% due 10/01/25 ~	150,000	154,125
Solera LLC 10.500% due 03/01/24 ~	200,000	224,000
SS&C Technologies Holdings Inc 5.875% due 07/15/23	133,000	140,647
Veritas US Inc 10.500% due 02/01/24 ~	80,000	76,200
Western Digital Corp 10.500% due 04/01/24 ~	400,000	465,500

		8,001,184

Utilities - 3.0%

AES Corp
4.875% due 05/15/23	102,000	104,678
5.500% due 04/15/25	100,000	103,500
7.375% due 07/01/21	100,000	115,000
8.000% due 06/01/20	121,000	143,082
AmeriGas Partners LP
5.625% due 05/20/24	90,000	95,625
5.875% due 08/20/26	90,000	95,625
Calpine Corp
5.375% due 01/15/23	100,000	100,125
5.500% due 02/01/24	100,000	99,250
5.750% due 01/15/25	175,000	173,250
6.000% due 01/15/22 ~	247,000	258,887
DPL Inc 7.250% due 10/15/21	100,000	103,000
Dynegy Inc
5.875% due 06/01/23	100,000	91,250
6.750% due 11/01/19	200,000	206,000
7.375% due 11/01/22	250,000	248,125
7.625% due 11/01/24	100,000	98,700
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	234,250
FirstEnergy Corp
4.250% due 03/15/23	100,000	106,232
7.375% due 11/15/31	150,000	195,514
FirstEnergy Transmission LLC
4.350% due 01/15/25 ~	90,000	96,725
5.450% due 07/15/44 ~	100,000	112,404
GenOn Energy Inc
7.875% due 06/15/17	100,000	83,250
9.875% due 10/15/20	100,000	75,000
Illinois Power Generating Co 7.000% due 04/15/18	100,000	40,500
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	42,500
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	104,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
NGL Energy Partners LP 6.875% due 10/15/21	$100,000	$95,250
NRG Energy Inc
6.250% due 07/15/22	100,000	102,000
6.625% due 03/15/23	150,000	152,250
6.625% due 01/15/27 ~	220,000	215,875
7.250% due 05/15/26 ~	285,000	291,412
7.875% due 05/15/21	28,000	29,400
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	154,875
Talen Energy Supply LLC
4.600% due 12/15/21	200,000	149,500
4.625% due 07/15/19 ~	155,000	146,475
6.500% due 06/01/25	28,000	22,610
Terraform Global Operating LLC 13.750% due 08/15/22 ~	100,000	103,500

		4,590,369

Total Corporate Bonds & Notes (Cost $149,653,937)		151,726,968

	Shares

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

Federated Institutional Prime Obligations Fund	1,829,635	1,829,635

Total Short-Term Investment (Cost $1,829,635)		1,829,635

TOTAL INVESTMENTS - 99.4% (Cost $151,483,572)		153,558,702

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,001,664

NET ASSETS - 100.0%		$154,560,366

Notes to Schedule of Investments

(a)	An investment with a value of $18,125 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	An investment with a value of $18,125 or less than 0.1% of the Fund’s net assets was in default as of September 30, 2016.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$2,099	$-	$2,099	$-
	Corporate Bonds & Notes	151,726,968	-	151,708,843	18,125
	Short-Term Investment	1,829,635	1,829,635	-	-

	Total	$153,558,702	$1,829,635	$151,710,942	$18,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Basic Materials - 2.3%

Air Products & Chemicals Inc	7,256	$1,090,867
Axalta Coating Systems Ltd *	6,821	192,830
Celanese Corp ‘A’	557	37,074
EI du Pont de Nemours & Co	37,252	2,494,766
FMC Corp	4,676	226,038
Freeport-McMoRan Inc	12,515	135,913
International Flavors & Fragrances Inc	3,399	485,955
LyondellBasell Industries NV ‘A’	6,557	528,888
Monsanto Co	12,062	1,232,736
NewMarket Corp	284	121,927
PPG Industries Inc	11,300	1,167,968
Praxair Inc	10,678	1,290,223
Royal Gold Inc	131	10,143
RPM International Inc	5,586	300,080
Southern Copper Corp (Peru)	1,421	37,372
Steel Dynamics Inc	1,449	36,210
The Sherwin-Williams Co	3,418	945,624
The Valspar Corp	3,335	353,743
WR Grace & Co	1,617	119,335

		10,807,692

Communications - 18.6%

Alphabet Inc ‘A’ *	12,516	10,063,615
Alphabet Inc ‘C’ *	12,637	9,822,614
Amazon.com Inc *	16,572	13,875,901
AMC Networks Inc ‘A’ *	2,452	127,161
Arista Networks Inc *	1,616	137,489
ARRIS International PLC *	1,774	50,257
Cable One Inc	195	113,880
CBS Corp ‘B’	17,221	942,678
CDW Corp	6,987	319,515
Charter Communications Inc ‘A’ *	8,518	2,299,604
Clear Channel Outdoor Holdings Inc ‘A’	539	3,148
Comcast Corp ‘A’	94,918	6,296,860
CommScope Holding Co Inc *	5,304	159,703
Discovery Communications Inc ‘A’ *	5,862	157,805
Discovery Communications Inc ‘C’ *	9,490	249,682
DISH Network Corp ‘A’ *	7,260	397,703
eBay Inc *	45,501	1,496,983
Expedia Inc	5,088	593,871
F5 Networks Inc *	2,888	359,960
Facebook Inc ‘A’ *	95,614	12,264,408
FactSet Research Systems Inc	1,726	279,785
FireEye Inc *	1,461	21,521
GoDaddy Inc ‘A’ *	1,929	66,608
Groupon Inc *	14,679	75,597
IAC/InterActiveCorp	2,286	142,806
Liberty Ventures ‘A’ *	1,026	40,907
LinkedIn Corp ‘A’ *	5,002	955,982
Match Group Inc *	1,102	19,605
Motorola Solutions Inc	819	62,473
Netflix Inc *	17,370	1,711,813
Omnicom Group Inc	10,064	855,440
Palo Alto Networks Inc *	3,709	590,955
Pandora Media Inc *	8,243	118,122
Scripps Networks Interactive Inc ‘A’	3,570	226,659
Sirius XM Holdings Inc *	76,242	317,929
Splunk Inc *	5,622	329,899
Starz ‘A’ *	3,701	115,434
Symantec Corp	3,613	90,686
T-Mobile US Inc *	7,530	351,802
The Interpublic Group of Cos Inc	17,239	385,292
The Priceline Group Inc *	2,108	3,101,901
The Walt Disney Co	69,119	6,418,390
Time Warner Inc	22,011	1,752,296
Tribune Media Co ‘A’	251	9,167

	Shares	Value
TripAdvisor Inc *	4,887	$308,761
Twenty-First Century Fox Inc ‘A’	35,332	855,741
Twenty-First Century Fox Inc ‘B’	16,667	412,342
Twitter Inc *	23,887	550,595
VeriSign Inc *	4,050	316,872
Verizon Communications Inc	86,886	4,516,334
Viacom Inc ‘A’	393	16,828
Viacom Inc ‘B’	12,966	494,005
Yelp Inc *	2,178	90,823
Zayo Group Holdings Inc *	6,763	200,929
Zillow Group Inc ‘A’ *	1,468	50,573
Zillow Group Inc ‘C’ *	2,939	101,836

		85,689,545

Consumer, Cyclical - 13.4%

Advance Auto Parts Inc	3,020	450,342
Alaska Air Group Inc	4,230	278,588
AutoNation Inc *	1,070	52,120
AutoZone Inc *	1,250	960,425
Bed Bath & Beyond Inc	647	27,892
BorgWarner Inc	1,089	38,311
Brinker International Inc	2,383	120,175
Brunswick Corp	3,050	148,779
Burlington Stores Inc *	1,668	135,141
Cabela’s Inc *	193	10,602
CalAtlantic Group Inc	381	12,741
CarMax Inc *	8,271	441,258
Carter’s Inc	2,158	187,120
Casey’s General Stores Inc	1,685	202,453
Chipotle Mexican Grill Inc *	1,207	511,165
Choice Hotels International Inc	937	42,240
Cinemark Holdings Inc	4,389	168,011
Coach Inc	2,185	79,884
Copart Inc *	4,243	227,255
Costco Wholesale Corp	18,561	2,830,738
CVS Health Corp	43,084	3,834,045
Darden Restaurants Inc	4,992	306,109
Delphi Automotive PLC (United Kingdom)	11,662	831,734
Delta Air Lines Inc	25,558	1,005,963
Dick’s Sporting Goods Inc	2,830	160,518
Dollar General Corp	12,098	846,739
Dollar Tree Inc *	9,641	760,964
Domino’s Pizza Inc	2,135	324,200
DR Horton Inc	7,987	241,207
Dunkin’ Brands Group Inc	3,981	207,330
Extended Stay America Inc	421	5,978
Fastenal Co	12,289	513,434
Foot Locker Inc	5,238	354,717
Gaming & Leisure Properties Inc REIT	8,185	273,788
Genuine Parts Co	5,875	590,144
Hanesbrands Inc	16,113	406,853
Harley-Davidson Inc	7,765	408,361
Harman International Industries Inc	1,351	114,092
Hasbro Inc	4,798	380,625
HD Supply Holdings Inc *	8,658	276,883
Hilton Worldwide Holdings Inc	19,677	451,194
Hyatt Hotels Corp ‘A’ *	55	2,707
JetBlue Airways Corp *	1,001	17,257
Kate Spade & Co *	5,178	88,699
L Brands Inc	1,820	128,801
Las Vegas Sands Corp	15,495	891,582
Lear Corp	2,625	318,203
Leggett & Platt Inc	5,714	260,444
Lennar Corp ‘A’	4,133	174,991
Lennar Corp ‘B’	145	4,868
Liberty Interactive Corp QVC Group ‘A’ *	10,830	216,708
Lions Gate Entertainment Corp	2,502	50,015
LKQ Corp *	13,078	463,746
Lowe’s Cos Inc	38,084	2,750,046
lululemon athletica Inc *	4,152	253,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Marriott International Inc ‘A’	10,346	$696,596
Mattel Inc	14,552	440,635
McDonald’s Corp	37,433	4,318,271
MGM Resorts International *	1,769	46,047
Michael Kors Holdings Ltd *	6,901	322,898
Mohawk Industries Inc *	2,086	417,909
MSC Industrial Direct Co Inc ‘A’	819	60,123
Newell Brands Inc	20,027	1,054,622
NIKE Inc ‘B’	56,423	2,970,671
Nordstrom Inc	5,150	267,182
Norwegian Cruise Line Holdings Ltd *	613	23,110
Nu Skin Enterprises Inc ‘A’	656	42,496
NVR Inc *	151	247,620
O’Reilly Automotive Inc *	4,015	1,124,642
PACCAR Inc	1,250	73,475
Panera Bread Co ‘A’ *	938	182,647
Polaris Industries Inc	2,605	201,731
Pool Corp	1,673	158,132
PulteGroup Inc	4,241	84,990
Ralph Lauren Corp	126	12,744
Regal Entertainment Group ‘A’	945	20,554
Rite Aid Corp *	44,028	338,575
Ross Stores Inc	16,821	1,081,590
Sally Beauty Holdings Inc *	6,201	159,242
Signet Jewelers Ltd (NYSE)	3,092	230,447
Six Flags Entertainment Corp	3,036	162,760
Skechers U.S.A. Inc ‘A’ *	5,399	123,637
Southwest Airlines Co	27,180	1,057,030
Starbucks Corp	60,762	3,289,655
Target Corp	2,648	181,865
Tempur Sealy International Inc *	2,206	125,168
Tesla Motors Inc *	4,990	1,018,110
The Gap Inc	590	13,122
The Home Depot Inc	53,000	6,820,040
The Madison Square Garden Co ‘A’ *	81	13,722
The Michaels Cos Inc *	2,961	71,567
The Scotts Miracle-Gro Co ‘A’	1,780	148,221
The TJX Cos Inc	28,184	2,107,600
The Toro Co	4,584	214,715
The Wendy’s Co	4,959	53,557
Thor Industries Inc	2,002	169,569
Toll Brothers Inc *	3,011	89,908
Tractor Supply Co	5,690	383,222
Tupperware Brands Corp	2,081	136,035
Ulta Salon Cosmetics & Fragrance Inc *	2,487	591,856
Under Armour Inc ‘A’ *	7,821	302,516
Under Armour Inc ‘C’ *	7,934	268,645
Urban Outfitters Inc *	2,882	99,487
US Foods Holding Corp *	1,850	43,679
Vail Resorts Inc	1,555	243,948
VF Corp	14,515	813,566
Vista Outdoor Inc *	491	19,571
Visteon Corp	1,447	103,692
WABCO Holdings Inc *	2,209	250,788
Walgreens Boots Alliance Inc	7,563	609,729
Watsco Inc	1,127	158,794
Whirlpool Corp	302	48,972
Williams-Sonoma Inc	3,702	189,098
WW Grainger Inc	2,361	530,847
Wyndham Worldwide Corp	4,704	316,720
Wynn Resorts Ltd	3,136	305,509
Yum! Brands Inc	16,450	1,493,825

		61,989,068

Consumer, Non-Cyclical - 26.7%

AbbVie Inc ‡	68,956	4,349,055
ABIOMED Inc *	1,727	222,058
Acadia Healthcare Co Inc *	1,039	51,482
ACADIA Pharmaceuticals Inc *	4,121	131,089
Aetna Inc	4,875	562,819

	Shares	Value
Agios Pharmaceuticals Inc *	1,176	$62,116
Akorn Inc *	3,570	97,318
Alere Inc *	663	28,668
Alexion Pharmaceuticals Inc *	9,258	1,134,475
Align Technology Inc *	3,098	290,437
Alkermes PLC *	6,455	303,579
Allergan PLC *	9,978	2,298,033
Alnylam Pharmaceuticals Inc *	2,691	182,396
Altria Group Inc	83,300	5,267,059
AmerisourceBergen Corp	7,581	612,393
Amgen Inc	32,002	5,338,254
Amsurg Corp *	1,253	84,014
Anthem Inc	2,975	372,797
Aramark	4,326	164,518
Automatic Data Processing Inc	19,399	1,710,992
Avery Dennison Corp	3,515	273,432
Avis Budget Group Inc *	3,463	118,469
Baxter International Inc	2,298	109,385
Becton Dickinson & Co	8,898	1,599,238
Bio-Techne Corp	1,522	166,659
Biogen Inc *	9,323	2,918,379
BioMarin Pharmaceutical Inc *	7,280	673,546
Blue Buffalo Pet Products Inc *	2,471	58,711
Booz Allen Hamilton Holding Corp	4,427	139,937
Boston Scientific Corp *	57,365	1,365,287
Bristol-Myers Squibb Co	71,121	3,834,844
Brown-Forman Corp ‘A’	2,124	105,669
Brown-Forman Corp ‘B’	8,042	381,512
Bruker Corp	4,618	104,598
Campbell Soup Co	7,942	434,427
Cardinal Health Inc	12,863	999,455
Celgene Corp *	32,740	3,422,312
Centene Corp *	5,223	349,732
Charles River Laboratories International Inc *	2,030	169,180
Church & Dwight Co Inc	10,898	522,232
Cigna Corp	3,637	473,974
Cintas Corp	3,785	426,191
Colgate-Palmolive Co	6,612	490,214
ConAgra Foods Inc	14,726	693,742
Constellation Brands Inc ‘A’	7,036	1,171,424
CoreLogic Inc *	2,157	84,598
CoStar Group Inc *	1,368	296,213
Coty Inc ‘A’ *	1,043	24,511
CR Bard Inc	3,120	699,754
Danaher Corp	6,827	535,169
DaVita Inc *	2,731	180,437
DexCom Inc *	3,513	307,950
Dr Pepper Snapple Group Inc	7,875	719,066
Ecolab Inc	11,099	1,350,970
Edwards Lifesciences Corp *	8,974	1,081,905
Eli Lilly & Co	41,523	3,332,636
Envision Healthcare Holdings Inc *	6,437	143,352
Equifax Inc	5,033	677,341
Euronet Worldwide Inc *	2,065	168,979
Express Scripts Holding Co *	23,812	1,679,460
FleetCor Technologies Inc *	3,904	678,242
Flowers Foods Inc	6,562	99,217
Gartner Inc *	3,418	302,322
General Mills Inc	25,306	1,616,547
Gilead Sciences Inc	56,460	4,467,115
Global Payments Inc	6,533	501,473
HCA Holdings Inc *	8,895	672,729
Henry Schein Inc *	3,496	569,778
Herbalife Ltd *	3,055	189,379
Herc Holdings Inc *	197	6,639
Hertz Global Holdings Inc *	591	23,735
Hill-Rom Holdings Inc	2,538	157,305
Hologic Inc *	11,928	463,164
Hormel Foods Corp	10,078	382,259

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Humana Inc	5,984	$1,058,510
IDEXX Laboratories Inc *	3,791	427,359
Illumina Inc *	6,229	1,131,560
Incyte Corp *	6,937	654,090
Ingredion Inc	2,173	289,139
Intercept Pharmaceuticals Inc *	723	118,999
Intrexon Corp *	2,386	66,856
Intuitive Surgical Inc *	1,605	1,163,352
Ionis Pharmaceuticals Inc *	5,185	189,978
Johnson & Johnson	20,188	2,384,808
Juno Therapeutics Inc *	2,346	70,403
KAR Auction Services Inc	5,942	256,457
Kellogg Co	9,766	756,572
Kimberly-Clark Corp	13,032	1,643,856
Laboratory Corp of America Holdings *	1,974	271,386
Live Nation Entertainment Inc *	3,102	85,243
MarketAxess Holdings Inc	1,578	261,301
McCormick & Co Inc	4,925	492,106
McKesson Corp	9,575	1,596,631
Mead Johnson Nutrition Co	2,909	229,840
MEDNAX Inc *	2,668	176,755
Monster Beverage Corp *	5,937	871,611
Moody’s Corp	6,473	700,896
Morningstar Inc	719	56,995
Mylan NV *	6,248	238,174
Neurocrine Biosciences Inc *	3,561	180,329
Nielsen Holdings PLC	12,023	644,072
OPKO Health Inc *	12,382	131,125
Patheon NV *	810	24,000
Patterson Cos Inc	3,473	159,550
PayPal Holdings Inc *	48,244	1,976,557
PepsiCo Inc	53,512	5,820,500
Pfizer Inc	17,879	605,562
Philip Morris International Inc	7,087	688,998
Pilgrim’s Pride Corp	276	5,829
Post Holdings Inc *	1,536	118,533
Premier Inc ‘A’ *	578	18,693
Quanta Services Inc *	1,624	45,456
Quintiles Transnational Holdings Inc *	2,239	181,493
Regeneron Pharmaceuticals Inc *	3,305	1,328,676
ResMed Inc	5,936	384,593
Reynolds American Inc	21,665	1,021,505
Robert Half International Inc	5,490	207,851
Rollins Inc	3,921	114,807
RR Donnelley & Sons Co	5,850	91,962
S&P Global Inc	11,230	1,421,269
Sabre Corp	8,935	251,788
Seattle Genetics Inc *	3,985	215,230
Service Corp International	8,199	217,601
ServiceMaster Global Holdings Inc *	5,882	198,106
Spectrum Brands Holdings Inc	1,031	141,958
Sprouts Farmers Market Inc *	5,782	119,398
Square Inc ‘A’ *	2,142	24,976
St Jude Medical Inc	8,234	656,744
Stryker Corp	14,316	1,666,526
Sysco Corp	22,334	1,094,589
Teleflex Inc	333	55,961
Tenet Healthcare Corp *	3,321	75,254
The Clorox Co	4,693	587,470
The Coca-Cola Co	124,160	5,254,451
The Cooper Cos Inc	1,584	283,948
The Estee Lauder Cos Inc ‘A’	9,232	817,586
The Hain Celestial Group Inc *	3,146	111,935
The Hershey Co	5,968	570,541
The Kraft Heinz Co	3,282	293,772
The Kroger Co	40,507	1,202,248
The Western Union Co	21,025	437,740
The WhiteWave Foods Co *	7,433	404,578
Thermo Fisher Scientific Inc	7,604	1,209,492
Total System Services Inc	7,102	334,859

	Shares	Value
TransUnion *	2,195	$75,728
TreeHouse Foods Inc *	715	62,341
Tyson Foods Inc ‘A’	5,795	432,713
United Rentals Inc *	3,244	254,622
United Therapeutics Corp *	508	59,985
UnitedHealth Group Inc	39,937	5,591,180
Universal Health Services Inc ‘B’	877	108,064
Vantiv Inc ‘A’ *	6,606	371,720
Varian Medical Systems Inc *	4,099	407,973
VCA Inc *	3,271	228,905
Verisk Analytics Inc *	6,512	529,295
Vertex Pharmaceuticals Inc *	10,493	915,095
VWR Corp *	188	5,332
WellCare Health Plans Inc *	1,688	197,648
West Pharmaceutical Services Inc	3,095	230,578
WEX Inc *	1,598	172,728
Whole Foods Market Inc	2,220	62,937
Zimmer Biomet Holdings Inc	4,170	542,183
Zoetis Inc	19,415	1,009,774

		123,528,135

Energy - 0.6%

Apache Corp	11,211	716,047
Cabot Oil & Gas Corp	13,923	359,213
Chesapeake Energy Corp *	2,118	13,280
Cimarex Energy Co	613	82,369
Continental Resources Inc *	1,598	83,032
Devon Energy Corp	1,930	85,132
Diamondback Energy Inc *	839	80,997
EOG Resources Inc	2,667	257,926
Murphy USA Inc *	932	66,507
Newfield Exploration Co *	2,099	91,222
ONEOK Inc	8,943	459,581
Parsley Energy Inc ‘A’ *	545	18,263
Southwestern Energy Co *	21,015	290,848
Spectra Energy Corp	4,472	191,178
The Williams Cos Inc	4,742	145,722

		2,941,317

Financial - 7.2%

Affiliated Managers Group Inc *	2,023	292,728
Air Lease Corp	1,978	56,531
Alexandria Real Estate Equities Inc REIT	306	33,284
Alliance Data Systems Corp *	2,465	528,816
American Tower Corp REIT	17,953	2,034,613
Ameriprise Financial Inc	2,086	208,120
AmTrust Financial Services Inc	164	4,400
Aon PLC	11,184	1,258,088
Arthur J Gallagher & Co	5,190	264,015
Artisan Partners Asset Management Inc ‘A’	1,627	44,254
Boston Properties Inc REIT	1,080	147,193
Brown & Brown Inc	290	10,936
Care Capital Properties Inc REIT	341	9,719
CBOE Holdings Inc	3,369	218,480
CBRE Group Inc ‘A’ *	12,975	363,041
Citizens Financial Group Inc	9,654	238,550
Credit Acceptance Corp *	373	74,999
Crown Castle International Corp REIT	12,677	1,194,300
CubeSmart REIT	4,999	136,273
CyrusOne Inc REIT	2,571	122,302
Digital Realty Trust Inc REIT	4,378	425,191
Discover Financial Services	5,793	327,594
Eaton Vance Corp	4,544	177,443
Empire State Realty Trust Inc ‘A’ REIT	3,081	64,547
Equinix Inc REIT	2,945	1,060,936
Equity LifeStyle Properties Inc REIT	3,293	254,154
Erie Indemnity Co ‘A’	742	75,736
Essex Property Trust Inc REIT	1,181	263,009
Extra Space Storage Inc REIT	5,143	408,406
Federal Realty Investment Trust REIT	3,005	462,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Federated Investors Inc ‘B’	3,870	$114,668
First Hawaiian Inc *	113	3,035
First Republic Bank	5,026	387,555
Healthcare Trust of America Inc ‘A’ REIT	4,117	134,297
Interactive Brokers Group Inc ‘A’	191	6,737
Intercontinental Exchange Inc	2,395	645,117
Invesco Ltd	2,865	89,589
Iron Mountain Inc REIT	11,179	419,548
Lamar Advertising Co ‘A’ REIT	3,424	223,621
Lazard Ltd ‘A’	723	26,288
Life Storage Inc REIT	1,240	110,286
Lincoln National Corp	2,248	105,611
LPL Financial Holdings Inc	513	15,344
Marsh & McLennan Cos Inc	22,178	1,491,470
Mastercard Inc ‘A’	41,045	4,177,150
NorthStar Asset Management Group Inc	7,982	103,207
Omega Healthcare Investors Inc REIT	2,830	100,324
Outfront Media Inc REIT	921	21,782
Public Storage REIT	6,280	1,401,319
Regency Centers Corp REIT	822	63,697
SEI Investments Co	5,509	251,265
Senior Housing Properties Trust REIT	1,140	25,889
Signature Bank *	1,291	152,919
Simon Property Group Inc REIT	11,869	2,457,002
SVB Financial Group *	1,587	175,427
T Rowe Price Group Inc	7,928	527,212
Tanger Factory Outlet Centers Inc REIT	3,491	136,009
Taubman Centers Inc REIT	1,204	89,590
TD Ameritrade Holding Corp	9,537	336,084
The Charles Schwab Corp	39,551	1,248,625
The Progressive Corp	2,317	72,986
Ventas Inc REIT	4,545	321,013
Visa Inc ‘A’	81,141	6,710,361
Western Alliance Bancorp *	2,184	81,987
XL Group Ltd (Ireland)	3,814	128,265

		33,115,497

Industrial - 9.8%

3M Co	25,044	4,413,504
Acuity Brands Inc	1,852	490,039
Agilent Technologies Inc	3,532	166,322
Allegion PLC	4,011	276,398
AMERCO	158	51,228
AMETEK Inc	1,757	83,949
Amphenol Corp ‘A’	12,793	830,522
AO Smith Corp	3,120	308,225
AptarGroup Inc	653	50,549
B/E Aerospace Inc	4,306	222,448
Ball Corp	7,302	598,399
Bemis Co Inc	571	29,127
Berry Plastics Group Inc *	5,227	229,204
BWX Technologies Inc	3,864	148,262
Carlisle Cos Inc	776	79,594
CH Robinson Worldwide Inc	6,063	427,199
Clean Harbors Inc *	172	8,253
Cognex Corp	3,365	177,874
Covanta Holding Corp	4,904	75,473
Cree Inc *	1,503	38,657
Crown Holdings Inc *	5,822	332,378
Deere & Co	3,356	286,435
Donaldson Co Inc	5,147	192,137
Eagle Materials Inc	1,937	149,730
Emerson Electric Co	4,499	245,240
Energizer Holdings Inc	794	39,668
Expeditors International of Washington Inc	5,493	282,999
FedEx Corp	10,625	1,855,975
Fitbit Inc ‘A’ *	4,260	63,218
Flowserve Corp	3,274	157,938
Fortive Corp	3,318	168,886
Fortune Brands Home & Security Inc	6,521	378,870

	Shares	Value
General Dynamics Corp	4,329	$671,688
General Electric Co	76,075	2,253,341
Gentex Corp	7,568	132,894
Graco Inc	2,408	178,192
Graphic Packaging Holding Co	9,287	129,925
HEICO Corp	805	55,706
HEICO Corp ‘A’	1,584	95,848
Hexcel Corp	3,922	173,745
Honeywell International Inc	32,405	3,778,099
Hubbell Inc	1,460	157,300
Huntington Ingalls Industries Inc	1,673	256,672
IDEX Corp	2,966	277,529
Illinois Tool Works Inc	12,536	1,502,314
Ingersoll-Rand PLC	5,550	377,067
JB Hunt Transport Services Inc	3,785	307,115
Johnson Controls International PLC	8,245	383,640
Landstar System Inc	1,805	122,884
Lennox International Inc	1,587	249,207
Lincoln Electric Holdings Inc	1,597	100,004
Lockheed Martin Corp	10,815	2,592,572
Manitowoc Foodservice Inc *	2,297	37,257
Martin Marietta Materials Inc	2,451	438,999
Masco Corp	9,209	315,961
Mettler-Toledo International Inc *	1,120	470,210
National Instruments Corp	3,376	95,878
Nordson Corp	2,379	237,020
Northrop Grumman Corp	7,078	1,514,338
Old Dominion Freight Line Inc *	1,739	119,313
Owens-Illinois Inc *	6,678	122,808
Packaging Corp of America	4,028	327,315
PerkinElmer Inc	945	53,024
Raytheon Co	4,821	656,283
Rockwell Automation Inc	4,414	540,009
Rockwell Collins Inc	5,567	469,521
Roper Technologies Inc	2,177	397,237
SBA Communications Corp ‘A’ *	3,394	380,671
Sealed Air Corp	8,403	385,025
Silgan Holdings Inc	1,691	85,548
Snap-on Inc	1,820	276,567
Spirit AeroSystems Holdings Inc ‘A’ *	2,831	126,093
Stanley Black & Decker Inc	751	92,358
Stericycle Inc *	3,347	268,229
Textron Inc	3,476	138,171
The Boeing Co	25,431	3,350,280
The Middleby Corp *	2,372	293,227
TransDigm Group Inc *	2,137	617,849
Trimble Navigation Ltd *	8,613	245,987
Union Pacific Corp	5,629	548,996
United Parcel Service Inc ‘B’	29,415	3,216,824
Valmont Industries Inc	735	98,909
Vulcan Materials Co	5,249	596,969
Wabtec Corp	3,695	301,697
Waste Management Inc	15,535	990,512
Waters Corp *	3,274	518,896
Xylem Inc	3,864	202,667
Zebra Technologies Corp ‘A’ *	1,755	122,165

		45,307,255

Technology - 18.3%

Accenture PLC ‘A’	26,563	3,245,202
Activision Blizzard Inc	23,834	1,055,846
Adobe Systems Inc * ‡	20,770	2,254,376
Akamai Technologies Inc *	6,551	347,137
ANSYS Inc *	944	87,424
Apple Inc	213,953	24,187,387
Applied Materials Inc	33,153	999,563
athenahealth Inc *	1,623	204,693
Atlassian Corp PLC ‘A’ * (Australia)	1,150	34,465
Autodesk Inc *	7,408	535,821
Black Knight Financial Services Inc ‘A’ *	959	39,223

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Broadcom Ltd (Singapore)	16,047	$2,768,428
Broadridge Financial Solutions Inc	5,053	342,543
Cadence Design Systems Inc *	12,829	327,524
CDK Global Inc	6,630	380,297
Cerner Corp *	12,533	773,913
Citrix Systems Inc *	6,635	565,435
Cognizant Technology Solutions Corp ‘A’ *	25,742	1,228,151
CommerceHub Inc ‘A’ *	102	1,612
CommerceHub Inc ‘C’ *	205	3,261
CSRA Inc	6,773	182,194
Dell Technologies Inc ‘V’ *	996	47,609
DST Systems Inc	1,361	160,489
Electronic Arts Inc *	12,381	1,057,337
Fidelity National Information Services Inc	7,871	606,303
First Data Corp ‘A’ *	12,963	170,593
Fiserv Inc *	9,424	937,405
Fortinet Inc *	6,062	223,870
Genpact Ltd *	6,188	148,203
Guidewire Software Inc *	2,997	179,760
IMS Health Holdings Inc *	6,266	196,376
Inovalon Holdings Inc ‘A’ *	2,444	35,951
Intel Corp	18,078	682,444
International Business Machines Corp	25,736	4,088,164
Intuit Inc	10,382	1,142,124
IPG Photonics Corp *	1,231	101,373
Jack Henry & Associates Inc	3,382	289,330
KLA-Tencor Corp	6,646	463,293
Lam Research Corp	5,436	514,844
Leidos Holdings Inc	2,914	126,118
Linear Technology Corp	4,800	284,592
Manhattan Associates Inc *	2,970	171,131
Maxim Integrated Products Inc	12,075	482,155
Microchip Technology Inc	8,971	557,458
Microsoft Corp	322,735	18,589,536
MSCI Inc	3,889	326,443
NCR Corp *	5,117	164,716
NetSuite Inc *	1,673	185,184
Nuance Communications Inc *	7,004	101,558
NVIDIA Corp	21,645	1,483,115
ON Semiconductor Corp *	1,708	21,043
Oracle Corp	12,371	485,933
Paychex Inc	13,706	793,166
Pitney Bowes Inc	7,818	141,975
PTC Inc *	2,097	92,918
Qorvo Inc *	557	31,047
QUALCOMM Inc	12,990	889,815
Rackspace Hosting Inc *	4,446	140,894
Red Hat Inc *	7,731	624,897
salesforce.com Inc *	27,267	1,944,955
ServiceNow Inc *	6,729	532,600
Skyworks Solutions Inc	7,436	566,177
SS&C Technologies Holdings Inc	6,718	215,984
Synopsys Inc *	596	35,373
Tableau Software Inc ‘A’ *	2,276	125,794
Teradata Corp *	5,368	166,408
Texas Instruments Inc	42,782	3,002,441
The Dun & Bradstreet Corp	609	83,202
The Ultimate Software Group Inc *	1,155	236,070
Twilio Inc ‘A’ *	387	24,907
Tyler Technologies Inc *	1,429	244,688
Veeva Systems Inc ‘A’ *	3,978	164,212
VeriFone Systems Inc *	4,653	73,238
VMware Inc ‘A’ *	1,057	77,531
Workday Inc ‘A’ *	4,977	456,341
Xilinx Inc	3,339	181,441

		84,435,019

	Shares	Value
Utilities - 0.1%

Dominion Resources Inc	1,585	$117,718
ITC Holdings Corp	3,082	143,251
Piedmont Natural Gas Co Inc	253	15,190

		276,159

Total Common Stocks (Cost $330,201,293)		448,089,687

EXCHANGE-TRADED FUND - 1.9%

iShares Russell 1000 Growth	86,666	9,027,997

Total Exchange-Traded Fund (Cost $8,889,239)		9,027,997

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $4,551,559; collateralized by U.S. Treasury Inflation Protected Securities: 0.125% due 04/15/20 and value $4,647,125)	$4,551,548	4,551,548

Total Short-Term Investment (Cost $4,551,548)		4,551,548

TOTAL INVESTMENTS - 99.9% (Cost $343,642,080)		461,669,232

OTHER ASSETS & LIABILITIES, NET - 0.1%		267,670

NET ASSETS - 100.0%		$461,936,902

Notes to Schedule of Investments

(a)	As of September 30, 2016, investments with a total aggregate value of $1,285,104 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (12/16)	20	$20,099
S&P 500 E-Mini Index (12/16)	26	(23,035)

Total Futures Contracts		($2,936)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$448,089,687	$448,089,687	$-	$-
	Exchange-Traded Fund	9,027,997	9,027,997	-	-
	Short-Term Investment	4,551,548	-	4,551,548	-
	Derivatives:
	Equity Contracts
	Futures	20,099	20,099	-	-

	Total Assets	461,689,331	457,137,783	4,551,548	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(23,035)	(23,035)	-	-

	Total Liabilities	(23,035)	(23,035)	-	-

	Total	$461,666,296	$457,114,748	$4,551,548	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Basic Materials - 2.5%

Air Products & Chemicals Inc	1,230	$184,918
Albemarle Corp	5,471	467,716
Alcoa Inc	64,003	648,990
Ashland Global Holdings Inc	3,020	350,169
Cabot Corp	2,971	155,710
Celanese Corp ‘A’	6,522	434,104
CF Industries Holdings Inc	11,353	276,446
Compass Minerals International Inc	1,638	120,721
Domtar Corp	3,031	112,541
Eastman Chemical Co	7,187	486,416
FMC Corp	1,261	60,957
Freeport-McMoRan Inc	50,176	544,911
Huntsman Corp	9,632	156,713
International Paper Co	19,970	958,161
LyondellBasell Industries NV ‘A’	9,431	760,705
Monsanto Co	7,463	762,719
NewMarket Corp	25	10,733
Newmont Mining Corp	25,996	1,021,383
Nucor Corp	15,580	770,431
Platform Specialty Products Corp *	7,990	64,799
Praxair Inc	1,698	205,169
Reliance Steel & Aluminum Co	3,379	243,389
Royal Gold Inc	2,968	229,812
Southern Copper Corp (Peru)	2,268	59,648
Steel Dynamics Inc	9,710	242,653
Tahoe Resources Inc (NYSE)	14,615	187,510
The Dow Chemical Co	54,703	2,835,257
The Mosaic Co	16,952	414,646
United States Steel Corp	6,928	130,662
Westlake Chemical Corp	1,843	98,601
WR Grace & Co	1,528	112,766

		13,109,356

Communications - 6.9%

ARRIS International PLC *	7,087	200,775
AT&T Inc ‡	300,497	12,203,183
CenturyLink Inc	26,167	717,761
Cisco Systems Inc	245,492	7,787,006
Clear Channel Outdoor Holdings Inc ‘A’	919	5,367
Comcast Corp ‘A’	8,815	584,787
Discovery Communications Inc ‘A’ *	647	17,417
Discovery Communications Inc ‘C’ *	802	21,101
DISH Network Corp ‘A’ *	2,448	134,101
EchoStar Corp ‘A’ *	2,209	96,820
FireEye Inc *	5,644	83,136
Frontier Communications Corp	57,381	238,705
IAC/InterActiveCorp	739	46,165
John Wiley & Sons Inc ‘A’	2,157	111,323
Juniper Networks Inc	18,163	437,002
Level 3 Communications Inc *	14,225	659,755
Liberty Broadband Corp ‘A’ *	1,174	82,368
Liberty Broadband Corp ‘C’ *	5,021	358,901
Liberty SiriusXM Group ‘A’ *	4,418	150,124
Liberty SiriusXM Group ‘C’ *	8,913	297,783
Liberty Ventures ‘A’ *	5,267	209,995
Motorola Solutions Inc	7,538	574,999
News Corp ‘A’	18,171	254,031
News Corp ‘B’	5,905	83,969
Pandora Media Inc *	1,498	21,466
Sprint Corp *	36,830	244,183
Symantec Corp	25,616	642,962
T-Mobile US Inc *	5,320	248,550
TEGNA Inc	10,585	231,388
Telephone & Data Systems Inc	4,634	125,952
Thomson Reuters Corp (NYSE)	14,605	604,355
Time Warner Inc	13,152	1,047,031

	Shares	Value
Tribune Media Co ‘A’	3,479	$127,053
Twenty-First Century Fox Inc ‘A’	11,969	289,889
Twenty-First Century Fox Inc ‘B’	5,382	133,151
Twitter Inc *	3,608	83,164
United States Cellular Corp *	607	22,058
Verizon Communications Inc	99,516	5,172,842
Viacom Inc ‘A’	58	2,484
Viacom Inc ‘B’	1,980	75,438
Yahoo! Inc *	42,245	1,820,759
Yelp Inc *	755	31,484
Zillow Group Inc ‘A’ *	817	28,146
Zillow Group Inc ‘C’ *	1,535	53,188

		36,362,117

Consumer, Cyclical - 5.8%

Alaska Air Group Inc	952	62,699
Allison Transmission Holdings Inc	6,879	197,290
American Airlines Group Inc	25,940	949,663
AutoNation Inc *	1,907	92,890
Bed Bath & Beyond Inc	6,470	278,922
Best Buy Co Inc	13,636	520,622
BorgWarner Inc	9,284	326,611
Brunswick Corp	818	39,902
Burlington Stores Inc *	1,459	118,208
Cabela’s Inc *	2,199	120,791
CalAtlantic Group Inc	3,185	106,506
Carnival Corp	19,855	969,321
Choice Hotels International Inc	504	22,720
Coach Inc	11,000	402,160
Copa Holdings SA ‘A’ (Panama)	1,514	133,126
CST Brands Inc	3,620	174,086
CVS Health Corp	2,961	263,499
Delta Air Lines Inc	8,303	326,806
Dick’s Sporting Goods Inc	926	52,523
Dillard’s Inc ‘A’	923	58,158
Dolby Laboratories Inc ‘A’	2,463	133,716
DR Horton Inc	7,401	223,510
Extended Stay America Inc	3,086	43,821
Foot Locker Inc	664	44,966
Ford Motor Co	189,271	2,284,501
GameStop Corp ‘A’	4,968	137,067
General Motors Co	68,324	2,170,653
Genuine Parts Co	406	40,783
Harman International Industries Inc	1,839	155,304
Hilton Worldwide Holdings Inc	3,059	70,143
Hyatt Hotels Corp ‘A’ *	1,096	53,945
Ingram Micro Inc ‘A’	7,053	251,510
International Game Technology PLC	4,573	111,490
JC Penney Co Inc *	14,953	137,867
JetBlue Airways Corp *	14,163	244,170
Kohl’s Corp	8,984	393,050
L Brands Inc	9,661	683,709
Lear Corp	618	74,914
Lennar Corp ‘A’	4,203	177,955
Lennar Corp ‘B’	228	7,654
Liberty Interactive Corp QVC Group ‘A’ *	9,438	188,854
Lions Gate Entertainment Corp	1,623	32,444
Macy’s Inc	15,007	556,009
Marriott International Inc ‘A’	3,847	259,019
MGM Resorts International *	20,990	546,370
Mohawk Industries Inc *	627	125,613
MSC Industrial Direct Co Inc ‘A’	1,343	98,590
Norwegian Cruise Line Holdings Ltd *	7,016	264,503
Nu Skin Enterprises Inc ‘A’	1,904	123,341
PACCAR Inc	15,201	893,515
Penske Automotive Group Inc	1,867	89,952
PulteGroup Inc	11,779	236,051
PVH Corp	3,925	433,712
Ralph Lauren Corp	2,584	261,346
Regal Entertainment Group ‘A’	2,822	61,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Royal Caribbean Cruises Ltd	8,193	$614,065
Signet Jewelers Ltd (NYSE)	332	24,744
Spirit Airlines Inc *	3,469	147,537
Staples Inc	31,076	265,700
Target Corp	25,662	1,762,466
The Gap Inc	10,123	225,136
The Goodyear Tire & Rubber Co	12,950	418,285
The Madison Square Garden Co ‘A’ *	851	144,168
The Michaels Cos Inc *	1,044	25,233
The Scotts Miracle-Gro Co ‘A’	213	17,737
The Wendy’s Co	4,372	47,218
Tiffany & Co	5,325	386,755
Toll Brothers Inc *	3,984	118,962
United Continental Holdings Inc *	16,223	851,221
Urban Outfitters Inc *	960	33,139
Vista Outdoor Inc *	2,432	96,940
Wal-Mart Stores Inc	73,510	5,301,541
Walgreens Boots Alliance Inc	33,288	2,683,679
WESCO International Inc *	2,047	125,870
Whirlpool Corp	3,260	528,642
World Fuel Services Corp	3,360	155,434
Wynn Resorts Ltd	339	33,025

		30,835,425

Consumer, Non-Cyclical - 18.1%

Abbott Laboratories	71,573	3,026,822
Acadia Healthcare Co Inc *	2,324	115,154
Aetna Inc	10,979	1,267,526
Alere Inc *	3,425	148,097
Allergan PLC *	7,869	1,812,309
Alnylam Pharmaceuticals Inc *	481	32,602
Amsurg Corp *	1,146	76,839
Anthem Inc	9,343	1,170,771
Aramark	6,703	254,915
Archer-Daniels-Midland Co	28,011	1,181,224
Avery Dennison Corp	295	22,948
Baxter International Inc	21,596	1,027,970
Bio-Rad Laboratories Inc ‘A’ *	1,009	165,284
Booz Allen Hamilton Holding Corp	348	11,000
Brookdale Senior Living Inc *	8,951	156,195
Brown-Forman Corp ‘A’	178	8,856
Brown-Forman Corp ‘B’	552	26,187
Bunge Ltd	6,762	400,513
Cardinal Health Inc	1,176	91,375
Centene Corp *	2,156	144,366
Cigna Corp	8,245	1,074,488
Colgate-Palmolive Co	34,738	2,575,475
ConAgra Foods Inc	4,468	210,487
CoreLogic Inc *	1,766	69,263
Coty Inc ‘A’ *	5,766	135,501
Danaher Corp	21,713	1,702,082
DaVita Inc *	4,950	327,046
DENTSPLY SIRONA Inc	11,185	664,725
Edgewell Personal Care Co *	2,868	228,063
Endo International PLC *	9,954	200,573
Envision Healthcare Holdings Inc *	1,493	33,249
Express Scripts Holding Co *	3,608	254,472
Flowers Foods Inc	877	13,260
Graham Holdings Co ‘B’	211	101,569
H&R Block Inc	10,921	252,821
HCA Holdings Inc *	4,828	365,142
Herc Holdings Inc *	937	31,577
Hertz Global Holdings Inc *	2,813	112,970
Hill-Rom Holdings Inc	212	13,140
Hormel Foods Corp	1,660	62,964
Humana Inc	429	75,886
Ingredion Inc	1,027	136,653
Johnson & Johnson	110,731	13,080,653
Juno Therapeutics Inc *	300	9,003
Kellogg Co	931	72,125

	Shares	Value
Kimberly-Clark Corp	2,592	$326,955
Laboratory Corp of America Holdings *	2,748	377,795
LifePoint Health Inc *	1,958	115,972
Live Nation Entertainment Inc *	2,735	75,158
Macquarie Infrastructure Corp	3,630	302,161
Mallinckrodt PLC *	5,321	371,299
ManpowerGroup Inc	3,468	250,598
Mead Johnson Nutrition Co	5,820	459,838
MEDNAX Inc *	1,323	87,649
Medtronic PLC	68,394	5,909,242
Merck & Co Inc	135,121	8,432,902
Molson Coors Brewing Co ‘B’	8,365	918,477
Mondelez International Inc ‘A’	72,842	3,197,764
Moody’s Corp	866	93,770
Mylan NV *	15,214	579,958
Nielsen Holdings PLC	3,824	204,852
OPKO Health Inc *	1,330	14,085
Patheon NV *	657	19,467
PepsiCo Inc	9,032	982,411
Perrigo Co PLC	6,699	618,519
Pfizer Inc	272,562	9,231,675
Philip Morris International Inc	67,486	6,560,989
Pilgrim’s Pride Corp	2,464	52,040
Pinnacle Foods Inc	5,617	281,805
Post Holdings Inc *	1,316	101,556
Premier Inc ‘A’ *	1,544	49,933
QIAGEN NV (XNGS) *	11,094	304,419
Quanta Services Inc *	5,100	142,749
Quest Diagnostics Inc	6,890	583,101
Quintiles Transnational Holdings Inc *	1,384	112,187
Reynolds American Inc	15,456	728,750
RR Donnelley & Sons Co	3,261	51,263
St Jude Medical Inc	4,144	330,525
Teleflex Inc	1,733	291,231
The Clorox Co	933	116,793
The Coca-Cola Co	47,880	2,026,282
The Cooper Cos Inc	516	92,498
The Hain Celestial Group Inc *	1,257	44,724
The JM Smucker Co	5,639	764,310
The Kraft Heinz Co	25,342	2,268,362
The Procter & Gamble Co	128,683	11,549,299
Thermo Fisher Scientific Inc	10,423	1,657,882
TreeHouse Foods Inc *	1,825	159,122
Tyson Foods Inc ‘A’	7,545	563,385
United Rentals Inc *	627	49,213
United Therapeutics Corp *	1,547	182,670
Universal Health Services Inc ‘B’	3,135	386,295
VWR Corp *	3,570	101,245
WellCare Health Plans Inc *	169	19,788
Whole Foods Market Inc	12,898	365,658
Zimmer Biomet Holdings Inc	4,214	547,904

		96,000,665

Diversified - 0.1%

Leucadia National Corp	15,987	304,393

Energy - 12.9%

Anadarko Petroleum Corp	27,220	1,724,659
Antero Resources Corp *	8,744	235,651
Apache Corp	5,724	365,592
Baker Hughes Inc	21,363	1,078,191
Cabot Oil & Gas Corp	6,607	170,461
Cheniere Energy Inc *	9,704	423,094
Chesapeake Energy Corp *	27,947	175,228
Chevron Corp	91,691	9,436,838
Cimarex Energy Co	3,831	514,771
Concho Resources Inc *	6,678	917,223
ConocoPhillips	60,416	2,626,284
CONSOL Energy Inc	11,033	211,834
Continental Resources Inc *	2,338	121,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Devon Energy Corp	23,291	$1,027,366
Diamond Offshore Drilling Inc	3,223	56,757
Diamondback Energy Inc *	2,858	275,911
Dril-Quip Inc *	1,838	102,450
Energen Corp	4,715	272,150
Ensco PLC ‘A’	14,660	124,610
EOG Resources Inc	23,793	2,301,021
EQT Corp	8,377	608,338
Exxon Mobil Corp	203,282	17,742,453
First Solar Inc *	3,622	143,033
FMC Technologies Inc *	10,968	325,421
Frank’s International NV	1,597	20,761
Gulfport Energy Corp *	6,058	171,139
Halliburton Co	41,773	1,874,772
Helmerich & Payne Inc	4,698	316,175
Hess Corp	13,715	735,398
HollyFrontier Corp	7,880	193,060
Kinder Morgan Inc	93,754	2,168,530
Kosmos Energy Ltd *	8,055	51,633
Laredo Petroleum Inc *	7,545	97,331
Marathon Oil Corp	41,578	657,348
Marathon Petroleum Corp	25,609	1,039,469
Murphy Oil Corp	8,112	246,605
Murphy USA Inc *	706	50,380
Nabors Industries Ltd	13,389	162,810
National Oilwell Varco Inc	18,383	675,391
Newfield Exploration Co *	7,194	312,651
Noble Corp PLC (United Kingdom)	11,760	74,558
Noble Energy Inc	20,688	739,389
Occidental Petroleum Corp	37,172	2,710,582
Oceaneering International Inc	4,760	130,948
Parsley Energy Inc ‘A’ *	7,091	237,619
Patterson-UTI Energy Inc	7,017	156,970
PBF Energy Inc ‘A’	4,753	107,608
Phillips 66	21,969	1,769,603
Pioneer Natural Resources Co	7,925	1,471,276
QEP Resources Inc	11,869	231,802
Range Resources Corp	9,572	370,915
Rowan Cos PLC ‘A’	6,108	92,597
RPC Inc *	2,834	47,611
Schlumberger Ltd	67,876	5,337,769
SM Energy Co	4,385	169,173
SolarCity Corp *	3,180	62,201
Spectra Energy Corp	28,825	1,232,269
Superior Energy Services Inc	7,305	130,760
Targa Resources Corp	7,591	372,794
Tesoro Corp	5,764	458,584
The Williams Cos Inc	27,958	859,149
Transocean Ltd	16,782	178,896
Valero Energy Corp	22,884	1,212,852
Weatherford International PLC *	43,486	244,391
Whiting Petroleum Corp *	10,773	94,156
WPX Energy Inc *	17,150	226,209

		68,474,952

Financial - 27.1%

Affiliated Managers Group Inc *	338	48,909
Aflac Inc	19,585	1,407,574
Air Lease Corp	2,359	67,420
Alexandria Real Estate Equities Inc REIT	3,369	366,446
Alleghany Corp *	724	380,114
Allied World Assurance Co Holdings AG	4,227	170,855
Ally Financial Inc	21,813	424,699
American Campus Communities Inc REIT	6,417	326,433
American Capital Agency Corp REIT	16,315	318,795
American Express Co	38,994	2,497,176
American Financial Group Inc	3,344	250,800
American Homes 4 Rent ‘A’ REIT	8,091	175,089
American International Group Inc	54,076	3,208,870
American National Insurance Co	383	46,711

	Shares	Value
Ameriprise Financial Inc	5,317	$530,477
AmTrust Financial Services Inc	3,872	103,886
Annaly Capital Management Inc REIT	49,498	519,729
Apartment Investment & Management Co ‘A’ REIT	7,680	352,589
Apple Hospitality REIT Inc	7,988	147,858
Arch Capital Group Ltd * (Bermuda)	5,576	441,954
Arthur J Gallagher & Co	2,680	136,332
Aspen Insurance Holdings Ltd (Bermuda)	2,891	134,692
Associated Banc-Corp	7,117	139,422
Assurant Inc	3,003	277,027
Assured Guaranty Ltd	6,468	179,487
AvalonBay Communities Inc REIT	6,639	1,180,680
Axis Capital Holdings Ltd	4,445	241,497
Bank of America Corp	501,295	7,845,267
Bank of Hawaii Corp	2,030	147,419
BankUnited Inc	4,832	145,926
BB&T Corp	39,581	1,492,995
Berkshire Hathaway Inc ‘B’ *	92,236	13,325,335
BlackRock Inc	6,090	2,207,381
BOK Financial Corp	1,252	86,350
Boston Properties Inc REIT	6,184	842,817
Brandywine Realty Trust REIT	8,360	130,583
Brixmor Property Group Inc REIT	9,299	258,419
Brown & Brown Inc	5,319	200,579
Camden Property Trust REIT	4,154	347,856
Capital One Financial Corp	24,873	1,786,628
Care Capital Properties Inc REIT	3,771	107,473
Chimera Investment Corp REIT	9,112	145,336
Chubb Ltd	22,533	2,831,271
Cincinnati Financial Corp	7,293	550,038
CIT Group Inc	9,682	351,457
Citigroup Inc	143,212	6,763,903
Citizens Financial Group Inc	15,299	378,038
CME Group Inc ‘A’	16,460	1,720,399
CNA Financial Corp	1,381	47,520
Columbia Property Trust Inc REIT	6,012	134,609
Comerica Inc	8,490	401,747
Commerce Bancshares Inc	4,125	203,197
Communications Sales & Leasing Inc REIT	6,040	189,716
Corporate Office Properties Trust REIT	4,590	130,126
Corrections Corp of America REIT	5,576	77,339
Crown Castle International Corp REIT	1,866	175,796
CubeSmart REIT	2,761	75,265
Cullen/Frost Bankers Inc	2,548	183,303
CyrusOne Inc REIT	420	19,979
DCT Industrial Trust Inc REIT	4,377	212,503
DDR Corp REIT	14,959	260,735
Digital Realty Trust Inc REIT	2,138	207,643
Discover Financial Services	13,394	757,431
Douglas Emmett Inc REIT	6,921	253,516
Duke Realty Corp REIT	16,927	462,615
E*TRADE Financial Corp *	13,578	395,391
East West Bancorp Inc	7,033	258,181
Empire State Realty Trust Inc ‘A’ REIT	2,283	47,829
Endurance Specialty Holdings Ltd	3,107	203,353
EPR Properties REIT	3,066	241,417
Equity Commonwealth REIT *	5,934	179,325
Equity One Inc REIT	4,448	136,153
Equity Residential REIT	17,351	1,116,190
Erie Indemnity Co ‘A’	264	26,946
Essex Property Trust Inc REIT	1,849	411,772
Everest Re Group Ltd	2,038	387,159
Fifth Third Bancorp	37,202	761,153
First American Financial Corp	5,182	203,549
First Hawaiian Inc *	1,054	28,310
First Horizon National Corp	11,200	170,576
First Republic Bank	1,398	107,800
FNF Group	12,771	471,378
Forest City Realty Trust Inc ‘A’ REIT	11,106	256,882

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Franklin Resources Inc	17,558	$624,538
General Growth Properties Inc REIT	28,027	773,545
HCP Inc REIT	22,762	863,818
Healthcare Trust of America Inc ‘A’ REIT	1,742	56,824
Highwoods Properties Inc REIT	4,657	242,723
Hospitality Properties Trust REIT	7,373	219,126
Host Hotels & Resorts Inc REIT	35,816	557,655
Huntington Bancshares Inc	52,305	515,727
Interactive Brokers Group Inc ‘A’	2,752	97,063
Intercontinental Exchange Inc	2,987	804,578
Invesco Ltd	16,651	520,677
Jones Lang LaSalle Inc	2,189	249,086
JPMorgan Chase & Co	177,555	11,823,387
KeyCorp	52,471	638,572
Kilroy Realty Corp REIT	4,400	305,140
Kimco Realty Corp REIT	19,637	568,491
Lazard Ltd ‘A’	5,346	194,381
Legg Mason Inc	5,112	171,150
Liberty Property Trust REIT	7,105	286,687
Life Storage Inc REIT	767	68,217
Lincoln National Corp	8,982	421,974
Loews Corp	13,628	560,792
LPL Financial Holdings Inc	3,576	106,958
M&T Bank Corp	7,278	844,976
Markel Corp *	665	617,632
Mercury General Corp	782	42,893
MetLife Inc	45,334	2,014,190
MFA Financial Inc REIT	18,480	138,230
Mid-America Apartment Communities Inc REIT	3,653	343,345
Morgan Stanley	69,566	2,230,286
Nasdaq Inc	5,451	368,161
National Retail Properties Inc REIT	6,945	353,153
Navient Corp	15,995	231,448
New York Community Bancorp Inc	23,079	328,414
Northern Trust Corp	10,076	685,067
NorthStar Realty Finance Corp REIT	8,806	115,975
Old Republic International Corp	11,751	207,053
Omega Healthcare Investors Inc REIT	5,630	199,583
OneMain Holdings Inc *	2,622	81,151
Outfront Media Inc REIT	5,631	133,173
PacWest Bancorp	5,768	247,505
Paramount Group Inc REIT	8,758	143,544
People’s United Financial Inc	15,030	237,775
Piedmont Office Realty Trust Inc ‘A’ REIT	7,061	153,718
Popular Inc	5,019	191,826
Post Properties Inc REIT	2,560	169,293
Principal Financial Group Inc	13,021	670,712
ProAssurance Corp	2,583	135,556
Prologis Inc REIT	25,418	1,360,880
Prudential Financial Inc	21,538	1,758,578
Raymond James Financial Inc	6,147	357,817
Rayonier Inc REIT	5,994	159,081
Realogy Holdings Corp	7,029	181,770
Realty Income Corp REIT	12,546	839,704
Regency Centers Corp REIT	4,139	320,731
Regions Financial Corp	62,080	612,730
Reinsurance Group of America Inc	3,106	335,262
RenaissanceRe Holdings Ltd (Bermuda)	2,055	246,929
Retail Properties of America Inc ‘A’ REIT	11,544	193,939
Santander Consumer USA Holdings Inc *	5,127	62,344
Senior Housing Properties Trust REIT	10,106	229,507
Signature Bank *	1,053	124,728
Simon Property Group Inc REIT	1,361	281,741
SL Green Realty Corp REIT	4,745	512,934
SLM Corp *	20,706	154,674
Spirit Realty Capital Inc REIT	23,273	310,229
Starwood Property Trust Inc REIT	11,268	253,755
State Street Corp	19,213	1,337,801
STORE Capital Corp REIT	7,333	216,103

	Shares	Value
Sun Communities Inc REIT	3,038	$238,422
SunTrust Banks Inc	24,423	1,069,727
SVB Financial Group *	655	72,404
Synchrony Financial	40,841	1,143,548
Synovus Financial Corp	6,101	198,466
T Rowe Price Group Inc	2,788	185,402
Tanger Factory Outlet Centers Inc REIT	435	16,948
Taubman Centers Inc REIT	1,431	106,481
TCF Financial Corp	7,631	110,726
TD Ameritrade Holding Corp	1,319	46,482
TFS Financial Corp	2,776	49,441
The Allstate Corp	18,220	1,260,460
The Bank of New York Mellon Corp	51,029	2,035,037
The Charles Schwab Corp	11,641	367,506
The Goldman Sachs Group Inc	18,806	3,032,844
The Hanover Insurance Group Inc	2,056	155,064
The Hartford Financial Services Group Inc	19,054	815,892
The Howard Hughes Corp *	1,758	201,291
The Macerich Co REIT	6,980	564,473
The PNC Financial Services Group Inc	24,340	2,192,791
The Progressive Corp	25,596	806,274
The Travelers Cos Inc	14,221	1,629,016
Torchmark Corp	5,778	369,156
Two Harbors Investment Corp REIT	16,811	143,398
UDR Inc REIT	12,895	464,091
Unum Group	11,577	408,784
US Bancorp	79,168	3,395,516
Validus Holdings Ltd	3,653	181,992
Ventas Inc REIT	11,286	797,130
VEREIT Inc REIT	44,474	461,195
Vornado Realty Trust REIT	8,355	845,610
Voya Financial Inc	9,921	285,923
Weingarten Realty Investors REIT	5,661	220,666
Wells Fargo & Co	222,765	9,864,034
Welltower Inc REIT	17,390	1,300,250
Western Alliance Bancorp *	1,974	74,104
Weyerhaeuser Co REIT	36,101	1,153,066
White Mountains Insurance Group Ltd	229	190,070
WP Carey Inc REIT	5,035	324,909
WR Berkley Corp	4,740	273,782
XL Group Ltd (Ireland)	9,005	302,838
Zions Bancorp	9,752	302,507

		144,002,116

Industrial - 9.5%

AECOM *	7,404	220,121
AGCO Corp	3,384	166,899
Agilent Technologies Inc	11,676	549,823
AMERCO	113	36,638
AMETEK Inc	9,143	436,853
AptarGroup Inc	2,249	174,095
Armstrong World Industries Inc *	2,257	93,259
Arrow Electronics Inc *	4,420	282,747
Avnet Inc	6,232	255,886
Bemis Co Inc	3,919	199,908
Carlisle Cos Inc	2,134	218,884
Caterpillar Inc	27,184	2,413,124
Chicago Bridge & Iron Co NV	5,018	140,655
Clean Harbors Inc *	2,342	112,369
Colfax Corp *	4,778	150,173
Corning Inc	52,400	1,239,260
Crane Co	2,409	151,791
Cree Inc *	3,067	78,883
CSX Corp	46,507	1,418,463
Cummins Inc	7,685	984,833
Deere & Co	11,546	985,451
Donaldson Co Inc	475	17,732
Dover Corp	7,462	549,502
Eaton Corp PLC	22,284	1,464,282
Emerson Electric Co	26,163	1,426,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Energizer Holdings Inc	2,055	$102,668
Expeditors International of Washington Inc	2,615	134,725
Fitbit Inc ‘A’ *	1,128	16,740
FLIR Systems Inc	6,663	209,351
Flowserve Corp	2,477	119,490
Fluor Corp	6,814	349,694
Fortive Corp	10,856	552,570
Garmin Ltd	5,418	260,660
General Dynamics Corp	6,945	1,077,586
General Electric Co	361,784	10,716,042
Genesee & Wyoming Inc ‘A’ *	2,751	189,681
Gentex Corp	4,888	85,833
Graphic Packaging Holding Co	4,605	64,424
Harris Corp	6,073	556,348
Hubbell Inc	956	102,999
Huntington Ingalls Industries Inc	372	57,072
IDEX Corp	255	23,860
Ingersoll-Rand PLC	6,238	423,810
ITT Inc	4,391	157,373
Jabil Circuit Inc	9,089	198,322
Jacobs Engineering Group Inc *	5,823	301,166
Johnson Controls International PLC	35,280	1,641,578
Kansas City Southern	5,239	488,903
KBR Inc	7,209	109,072
Keysight Technologies Inc *	8,343	264,390
Kirby Corp *	2,624	163,108
L-3 Communications Holdings Inc	3,730	562,223
Lennox International Inc	141	22,141
Lincoln Electric Holdings Inc	1,096	68,632
Manitowoc Foodservice Inc *	3,445	55,878
Martin Marietta Materials Inc	294	52,658
Masco Corp	5,666	194,400
National Instruments Corp	1,066	30,274
Norfolk Southern Corp	14,387	1,396,402
Old Dominion Freight Line Inc *	1,240	85,076
Orbital ATK Inc	2,837	216,265
Oshkosh Corp	3,485	195,160
Owens Corning	5,576	297,703
Parker-Hannifin Corp	6,499	815,819
Pentair PLC (United Kingdom)	8,086	519,445
PerkinElmer Inc	4,170	233,979
Raytheon Co	8,945	1,217,683
Regal Beloit Corp	2,164	128,736
Republic Services Inc	11,471	578,712
Rockwell Automation Inc	1,315	160,877
Roper Technologies Inc	2,376	433,549
Ryder System Inc	2,601	171,536
SBA Communications Corp ‘A’ *	2,198	246,528
Snap-on Inc	754	114,578
Sonoco Products Co	4,883	257,969
Spirit AeroSystems Holdings Inc ‘A’ *	3,117	138,831
Stanley Black & Decker Inc	6,399	786,949
Stericycle Inc *	221	17,711
SunPower Corp *	2,878	25,672
Terex Corp	5,322	135,232
Textron Inc	9,038	359,260
The Timken Co	3,419	120,144
Trimble Navigation Ltd *	2,558	73,056
Trinity Industries Inc	7,258	175,498
Union Pacific Corp	34,671	3,381,463
United Technologies Corp	37,851	3,845,662
USG Corp *	4,235	109,475
Valmont Industries Inc	217	29,202
Vulcan Materials Co	445	50,610
Waste Management Inc	3,760	239,738
WestRock Co	12,183	590,632
Xylem Inc	4,169	218,664
Zebra Technologies Corp ‘A’ *	462	32,160

		50,521,423

	Shares	Value
Technology - 6.7%

Akamai Technologies Inc *	931	$49,334
Allscripts Healthcare Solutions Inc *	9,070	119,452
Amdocs Ltd	7,203	416,694
Analog Devices Inc	14,937	962,690
ANSYS Inc *	3,170	293,574
Apple Inc	22,456	2,538,651
Applied Materials Inc	15,184	457,798
Autodesk Inc *	1,876	135,691
Brocade Communications Systems Inc	19,458	179,597
CA Inc	14,185	469,240
CommerceHub Inc ‘A’ *	526	8,311
CommerceHub Inc ‘C’ *	1,053	16,753
Computer Sciences Corp	6,739	351,843
Cypress Semiconductor Corp	15,149	184,212
Dell Technologies Inc ‘V’ *	9,480	453,144
Fidelity National Information Services Inc	6,812	524,728
Hewlett Packard Enterprise Co	84,115	1,913,616
HP Inc	84,508	1,312,409
Intel Corp	209,759	7,918,402
International Business Machines Corp	13,422	2,132,085
IPG Photonics Corp *	274	22,564
Lam Research Corp	1,561	147,842
Leidos Holdings Inc	3,183	137,760
Lexmark International Inc ‘A’	3,007	120,160
Linear Technology Corp	6,153	364,811
Marvell Technology Group Ltd (Bermuda)	19,572	259,720
Micron Technology Inc *	50,415	896,379
NetApp Inc	14,108	505,349
Nuance Communications Inc *	2,639	38,266
ON Semiconductor Corp *	18,037	222,216
Oracle Corp	130,102	5,110,407
PTC Inc *	3,081	136,519
Qorvo Inc *	5,606	312,478
QUALCOMM Inc	56,803	3,891,005
Skyworks Solutions Inc	758	57,714
SS&C Technologies Holdings Inc	656	21,090
Synopsys Inc *	6,654	394,915
Teradyne Inc	9,868	212,951
The Dun & Bradstreet Corp	1,054	143,997
Twilio Inc ‘A’ *	119	7,659
VMware Inc ‘A’ *	2,710	198,779
Western Digital Corp	13,741	803,436
Xerox Corp	48,968	496,046
Xilinx Inc	8,441	458,684
Zynga Inc ‘A’ *	36,920	107,437

		35,506,408

Utilities - 6.2%

AES Corp	32,094	412,408
Alliant Energy Corp	11,036	422,789
Ameren Corp	11,849	582,734
American Electric Power Co Inc	23,980	1,539,756
American Water Works Co Inc	8,666	648,563
Aqua America Inc	8,654	263,774
Atmos Energy Corp	4,952	368,775
Avangrid Inc	2,821	117,861
Calpine Corp *	17,381	219,696
CenterPoint Energy Inc	21,011	488,086
CMS Energy Corp	13,551	569,278
Consolidated Edison Inc	14,852	1,118,356
Dominion Resources Inc	28,128	2,089,067
DTE Energy Co	8,720	816,802
Duke Energy Corp	33,619	2,690,865
Edison International	15,407	1,113,156
Entergy Corp	8,747	671,157
Eversource Energy	15,533	841,578
Exelon Corp	43,228	1,439,060
FirstEnergy Corp	20,734	685,881

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Great Plains Energy Inc	7,522	$205,275
Hawaiian Electric Industries Inc	5,150	153,728
ITC Holdings Corp	3,704	172,162
MDU Resources Group Inc	9,316	236,999
National Fuel Gas Co	3,582	193,679
NextEra Energy Inc	22,457	2,746,940
NiSource Inc	15,686	378,189
NRG Energy Inc	15,202	170,414
OGE Energy Corp	9,688	306,335
PG&E Corp	24,199	1,480,253
Piedmont Natural Gas Co Inc	3,609	216,684
Pinnacle West Capital Corp	5,407	410,878
PPL Corp	33,037	1,142,089
Public Service Enterprise Group Inc	24,741	1,035,906
SCANA Corp	6,339	458,753
Sempra Energy	12,166	1,304,074
The Southern Co	45,810	2,350,053
UGI Corp	8,431	381,418
Vectren Corp	4,036	202,607
WEC Energy Group Inc	15,389	921,493
Westar Energy Inc	6,927	393,107
Xcel Energy Inc	24,808	1,020,601

		32,981,279

Total Common Stocks (Cost $452,659,345)		508,098,134

EXCHANGE-TRADED FUND - 3.2%

iShares Russell 1000 Value ‡	160,567	16,959,086

Total Exchange-Traded Fund (Cost $16,623,696)		16,959,086

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $4,573,431; collateralized by U.S. Treasury Inflation Protected securities: 0.125% due 04/15/20 and value $4,668,105)	$4,573,419	$4,573,419

Total Short-Term Investment (Cost $4,573,419)		4,573,419

TOTAL INVESTMENTS - 99.9% (Cost $473,856,460)		529,630,639

OTHER ASSETS & LIABILITIES, NET - 0.1%		688,560

NET ASSETS - 100.0%		$530,319,199

Notes to Schedule of Investments

(a)	As of September 30, 2016, investments with a total aggregate value of $744,043 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/16)	37	($30,077)
S&P MidCap 400 E-Mini Index (12/16)	8	(20,149)

Total Futures Contracts		($50,226)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$508,098,134	$508,098,134	$-	$-
	Exchange-Traded Fund	16,959,086	16,959,086	-	-
	Short-Term Investment	4,573,419	-	4,573,419	-

	Total Assets	529,630,639	525,057,220	4,573,419	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(50,226)	(50,226)	-	-

	Total Liabilities	(50,226)	(50,226)	-	-

	Total	$529,580,413	$525,006,994	$4,573,419	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	$2,895

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	18,662	20,715

Total Rights (Cost $20,715)		23,610

COMMON STOCKS - 97.1%

Basic Materials - 4.0%

Aceto Corp	3,743	71,080
ALJ Regional Holdings Inc *	2,837	13,334
Balchem Corp	4,690	363,616
Century Aluminum Co *	384	2,669
Chemtura Corp *	4,889	160,408
Clearwater Paper Corp *	2,541	164,326
Codexis Inc *	4,553	20,215
Coeur Mining Inc *	17,855	211,225
Deltic Timber Corp	1,626	110,129
Ferro Corp *	12,505	172,694
GCP Applied Technologies Inc *	8,946	253,351
Gold Resource Corp	5,712	42,383
Hawkins Inc	305	13,216
HB Fuller Co	7,455	346,434
Ingevity Corp *	5,105	235,340
Innophos Holdings Inc	2,617	102,141
Kaiser Aluminum Corp	770	66,597
KMG Chemicals Inc	583	16,516
Koppers Holdings Inc *	2,355	75,784
Landec Corp *	1,036	13,893
Minerals Technologies Inc	2,790	197,225
Neenah Paper Inc	2,477	195,708
OMNOVA Solutions Inc *	4,118	34,756
Orchids Paper Products Co	1,313	35,753
PolyOne Corp	12,474	421,746
Quaker Chemical Corp	1,459	154,552
Rayonier Advanced Materials Inc	3,746	50,084
Schweitzer-Mauduit International Inc	803	30,964
Sensient Technologies Corp	6,626	502,251
Stepan Co	281	20,417
The Chemours Co	22,811	364,976
United States Lime & Minerals Inc	20	1,320
Univar Inc *	6,491	141,828
US Silica Holdings Inc	9,550	444,648
Valhi Inc	1,079	2,482
Worthington Industries Inc	6,736	323,530

		5,377,591

Communications - 8.1%

1-800-Flowers.com Inc ‘A’ *	1,089	9,986
8x8 Inc *	13,226	204,077
A10 Networks Inc *	6,351	67,892
Acacia Communications Inc *	800	82,624
ADTRAN Inc	4,875	93,308
Aerohive Networks Inc *	3,305	20,128
Angie’s List Inc *	5,766	57,141
Blucora Inc *	1,137	12,734
Blue Nile Inc	1,603	55,175
Boingo Wireless Inc *	3,038	31,231
Box Inc ‘A’ *	7,449	117,396
CalAmp Corp *	5,503	76,767
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	10,903	25,186

	Shares	Value
ChannelAdvisor Corp *	3,195	$41,311
Chegg Inc *	5,084	36,046
Ciena Corp *	20,459	446,006
Clearfield Inc *	1,662	31,246
Cogent Communications Holdings Inc	6,199	228,185
comScore Inc *	7,178	220,078
Consolidated Communications Holdings Inc	5,205	131,374
Corindus Vascular Robotics Inc *	7,451	8,271
Daily Journal Corp *	109	23,871
DHI Group Inc *	7,207	56,863
EarthLink Holdings Corp	15,206	94,277
Endurance International Group Holdings Inc *	8,674	75,898
Entravision Communications Corp ‘A’	9,417	71,852
ePlus Inc *	657	62,027
Etsy Inc *	15,823	225,952
Extreme Networks Inc *	14,912	66,955
FairPoint Communications Inc *	2,423	36,418
General Communication Inc ‘A’ *	4,197	57,709
Gigamon Inc *	4,851	265,835
Global Eagle Entertainment Inc *	457	3,798
Globalstar Inc *	33,637	40,701
Gogo Inc *	8,290	91,522
Gray Television Inc *	5,826	60,357
GrubHub Inc *	12,017	516,611
GTT Communications Inc *	3,819	89,861
HealthStream Inc *	3,935	108,606
Hemisphere Media Group Inc *	795	10,136
Houghton Mifflin Harcourt Co *	12,503	167,665
IDT Corp ‘B’	1,482	25,550
Infinera Corp *	14,830	133,915
Infoblox Inc *	8,476	223,512
Inteliquent Inc	4,709	76,003
InterDigital Inc	5,176	409,939
Intralinks Holdings Inc *	305	3,068
Liberty Braves Group ‘C’ *	329	5,718
Liberty Media Group LLC ‘A’ *	551	15,786
Liberty Media Group LLC ‘C’ *	1,167	32,839
Lionbridge Technologies Inc *	8,251	41,255
LogMeIn Inc	3,758	339,686
Loral Space & Communications Inc *	1,856	72,588
Lumos Networks Corp *	260	3,640
MDC Partners Inc ‘A’	2,255	24,174
MeetMe Inc *	5,134	31,831
MSG Networks Inc ‘A’ *	2,892	53,820
NeoPhotonics Corp *	716	11,699
NETGEAR Inc *	3,207	193,991
NeuStar Inc ‘A’ *	1,880	49,989
New Media Investment Group Inc	914	14,167
Nexstar Broadcasting Group Inc ‘A’	4,482	258,656
NIC Inc	9,542	224,237
Numerex Corp ‘A’ *	396	3,081
Oclaro Inc *	14,256	121,889
ORBCOMM Inc *	8,569	87,832
Overstock.com Inc *	1,954	29,935
Perficient Inc *	3,672	73,991
Plantronics Inc	4,962	257,826
Q2 Holdings Inc *	3,889	111,459
Quotient Technology Inc *	9,653	128,481
Radio One Inc ‘D’ *	3,213	9,735
Rapid7 Inc *	2,860	50,479
Reis Inc	817	16,716
RigNet Inc *	125	1,890
RingCentral Inc ‘A’ *	8,854	209,486
Shenandoah Telecommunications Co	6,945	188,974
ShoreTel Inc *	2,319	18,552
Shutterfly Inc *	5,161	230,387
Shutterstock Inc *	2,839	180,844
Silicom Ltd (Israel)	206	8,528
Sinclair Broadcast Group Inc ‘A’	9,905	286,056

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Sonus Networks Inc *	888	$6,909
Stamps.com Inc *	2,410	227,769
Straight Path Communications Inc ‘B’ *	1,379	35,316
TechTarget Inc *	959	7,730
The Rubicon Project Inc *	2,126	17,603
TiVo Corp *	5,456	106,283
tronc Inc	2,405	40,596
TrueCar Inc *	7,830	73,915
Ubiquiti Networks Inc *	3,867	206,885
Value Line Inc	201	3,264
VASCO Data Security International Inc *	3,943	69,436
ViaSat Inc *	5,770	430,731
VirnetX Holding Corp *	7,234	22,136
Vonage Holdings Corp *	3,118	20,610
Wayfair Inc ‘A’ *	4,710	185,433
Web.com Group Inc *	6,462	111,599
WebMD Health Corp *	5,549	275,785
West Corp	915	20,203
Windstream Holdings Inc	1,641	16,492
World Wrestling Entertainment Inc ‘A’	5,482	116,767
XO Group Inc *	3,689	71,308
Zendesk Inc *	12,115	372,052
Zix Corp *	7,694	31,545

		10,855,647

Consumer, Cyclical - 13.2%

AdvancePierre Foods Holdings Inc	2,035	56,085
Allegiant Travel Co	1,957	258,461
AMC Entertainment Holdings Inc ‘A’	232	7,213
American Axle & Manufacturing Holdings Inc *	11,487	197,806
American Eagle Outfitters Inc	22,392	399,921
American Woodmark Corp *	2,073	167,022
Arctic Cat Inc	773	11,974
Asbury Automotive Group Inc *	3,003	167,177
Ascena Retail Group Inc *	8,381	46,850
AV Homes Inc *	486	8,087
Bassett Furniture Industries Inc	856	19,902
Beacon Roofing Supply Inc *	8,880	373,582
Big Lots Inc	6,616	315,914
Biglari Holdings Inc *	14	6,104
BJ’s Restaurants Inc *	3,542	125,918
Bloomin’ Brands Inc	17,063	294,166
Blue Bird Corp *	85	1,242
BMC Stock Holdings Inc *	7,095	125,794
Bob Evans Farms Inc	3,047	116,700
Bojangles’ Inc *	1,395	22,264
Boyd Gaming Corp *	12,367	244,619
Buffalo Wild Wings Inc *	2,813	395,902
Build-A-Bear Workshop Inc *	132	1,368
Callaway Golf Co	5,032	58,421
Carmike Cinemas Inc *	2,306	75,383
Carrols Restaurant Group Inc *	4,453	58,824
Cavco Industries Inc *	1,281	126,883
Century Casinos Inc *	1,331	9,197
Century Communities Inc *	186	4,001
Chico’s FAS Inc	17,752	211,249
Churchill Downs Inc	2,020	295,627
Chuy’s Holdings Inc *	2,559	71,498
ClubCorp Holdings Inc	9,792	141,690
Columbia Sportswear Co	4,031	228,719
Cooper-Standard Holding Inc *	2,053	202,836
Core-Mark Holding Co Inc	6,881	246,340
Cracker Barrel Old Country Store Inc	2,687	355,275
Crocs Inc *	11,243	93,317
Culp Inc	1,528	45,489
Dave & Buster’s Entertainment Inc *	5,659	221,720
Deckers Outdoor Corp *	325	19,354
Del Frisco’s Restaurant Group Inc *	185	2,492
Denny’s Corp *	8,159	87,220

	Shares	Value
Destination XL Group Inc *	3,646	$15,787
DineEquity Inc	1,541	122,032
Dorman Products Inc *	3,949	252,341
Douglas Dynamics Inc	2,737	87,420
DTS Inc	2,693	114,560
Duluth Holdings Inc ‘B’ *	1,378	36,531
Eldorado Resorts Inc *	3,780	53,147
Empire Resorts Inc *	30	607
Ethan Allen Interiors Inc	3,734	116,762
Fiesta Restaurant Group Inc *	3,164	75,936
FirstCash Inc	4,122	194,064
Five Below Inc *	8,003	322,441
Fox Factory Holding Corp *	3,233	74,262
Francesca’s Holdings Corp *	5,931	91,515
Fred’s Inc ‘A’	246	2,229
Freshpet Inc *	3,100	26,815
G&K Services Inc ‘A’	2,231	213,038
G-III Apparel Group Ltd *	5,155	150,268
Gaia Inc *	177	1,274
Genesco Inc *	349	19,007
Gentherm Inc *	5,479	172,150
GMS Inc *	1,022	22,719
GNC Holdings Inc ‘A’	10,256	209,427
Golden Entertainment Inc	296	3,691
Group 1 Automotive Inc	687	43,886
H&E Equipment Services Inc	4,604	77,163
Hawaiian Holdings Inc *	7,805	379,323
Herman Miller Inc	8,928	255,341
Hibbett Sports Inc *	2,777	110,802
HNI Corp	6,744	268,411
Hooker Furniture Corp	88	2,155
Horizon Global Corp *	2,615	52,117
HSN Inc	4,680	186,264
Installed Building Products Inc *	2,938	105,386
Interface Inc	8,649	144,352
Interval Leisure Group Inc	1,551	26,631
iRobot Corp *	4,036	177,503
Isle of Capri Casinos Inc *	3,608	80,386
Jack in the Box Inc	3,780	362,653
Jamba Inc *	1,971	21,523
KB Home	2,610	42,073
Kimball International Inc ‘B’	4,481	57,984
Kirkland’s Inc *	950	11,571
Knoll Inc	7,197	164,451
Kona Grill Inc *	575	7,228
La Quinta Holdings Inc *	2,493	27,872
La-Z-Boy Inc	3,021	74,196
LGI Homes Inc *	2,108	77,659
Libbey Inc	240	4,284
Liberty TripAdvisor Holdings Inc ‘A’ *	10,888	237,903
Lindblad Expeditions Holdings Inc *	2,070	18,630
Lithia Motors Inc ‘A’	3,543	338,427
M/I Homes Inc *	748	17,630
Malibu Boats Inc ‘A’ *	2,652	39,515
Marine Products Corp	1,616	14,495
MarineMax Inc *	1,947	40,790
Marriott Vacations Worldwide Corp	198	14,517
MCBC Holdings Inc	1,070	12,198
MDC Holdings Inc	2,186	56,399
Meritage Homes Corp *	430	14,921
Metaldyne Performance Group Inc	1,334	21,144
Miller Industries Inc	101	2,302
Mobile Mini Inc	4,937	149,097
Motorcar Parts of America Inc *	2,633	75,778
Nathan’s Famous Inc *	447	23,488
Nautilus Inc *	4,661	105,898
Navistar International Corp *	368	8,424
Noodles & Co *	1,262	6,007
Ollie’s Bargain Outlet Holdings Inc *	2,931	76,821
Oxford Industries Inc	2,311	156,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Papa John’s International Inc	4,059	$320,052
Party City Holdco Inc *	1,706	29,207
Penn National Gaming Inc *	9,755	132,375
PetMed Express Inc	3,138	63,639
PICO Holdings Inc *	317	3,737
Pier 1 Imports Inc	1,809	7,670
Pinnacle Entertainment Inc *	665	8,206
Planet Fitness Inc ‘A’ *	2,839	56,979
Popeyes Louisiana Kitchen Inc *	3,259	173,183
Potbelly Corp *	3,424	42,560
PriceSmart Inc	3,007	251,866
Reading International Inc ‘A’ *	636	8,491
Red Robin Gourmet Burgers Inc *	372	16,718
Red Rock Resorts Inc ‘A’	4,664	110,024
Ruth’s Hospitality Group Inc	4,612	65,121
Scientific Games Corp ‘A’ *	7,412	83,533
Sears Holdings Corp *	290	3,323
SeaWorld Entertainment Inc	10,088	135,986
Select Comfort Corp *	6,938	149,861
Shake Shack Inc ‘A’ *	2,413	83,659
SiteOne Landscape Supply Inc *	1,680	60,362
Sonic Corp	7,046	184,464
Sportsman’s Warehouse Holdings Inc *	3,538	37,220
Standard Motor Products Inc	1,847	88,213
Steelcase Inc ‘A’	12,903	179,223
Stein Mart Inc	4,425	28,099
Steven Madden Ltd *	9,237	319,231
Superior Uniform Group Inc	1,135	22,462
Supreme Industries Inc ‘A’	1,076	20,767
Tailored Brands Inc	2,104	33,033
Taylor Morrison Home Corp ‘A’ *	4,744	83,494
Tenneco Inc *	8,380	488,303
Texas Roadhouse Inc	9,844	384,211
The Buckle Inc	1,379	33,137
The Cato Corp ‘A’	677	22,267
The Cheesecake Factory Inc	6,757	338,255
The Children’s Place Inc	2,831	226,112
The Container Store Group Inc *	599	3,007
The Finish Line Inc ‘A’	1,939	44,752
The Habit Restaurants Inc ‘A’ *	1,924	26,936
The New Home Co Inc *	525	5,602
Tile Shop Holdings Inc *	4,717	78,066
TRI Pointe Group Inc *	1,196	15,763
Triton International Ltd (Bermuda)	1,063	14,021
UniFirst Corp	210	27,691
Unique Fabricating Inc	916	11,212
Universal Electronics Inc *	2,123	158,079
Vera Bradley Inc *	2,047	31,012
Veritiv Corp *	77	3,863
Vince Holding Corp *	251	1,416
Virgin America Inc *	2,745	146,885
Vitamin Shoppe Inc *	265	7,115
Wabash National Corp *	2,520	35,885
Wesco Aircraft Holdings Inc *	1,755	23,570
Weyco Group Inc	44	1,182
Wingstop Inc	2,274	66,628
Winmark Corp	340	35,877
Winnebago Industries Inc	4,085	96,283
Wolverine World Wide Inc	2,198	50,620
Workhorse Group Inc *	1,533	11,099
Zoe’s Kitchen Inc *	2,769	61,444

		17,742,733

Consumer, Non-Cyclical - 29.4%

AAC Holdings Inc *	1,425	24,781
Abaxis Inc	3,315	171,120
Accelerate Diagnostics Inc *	3,120	85,051
Acceleron Pharma Inc *	4,138	149,754
Accuray Inc *	11,688	74,453
AcelRx Pharmaceuticals Inc *	5,111	19,882

	Shares	Value
Achillion Pharmaceuticals Inc *	17,650	$142,965
Aclaris Therapeutics Inc *	1,555	39,824
Acorda Therapeutics Inc *	877	18,312
Adamas Pharmaceuticals Inc *	1,194	19,594
Addus HomeCare Corp *	77	2,014
Adeptus Health Inc ‘A’ *	2,118	91,180
Aduro Biotech Inc *	5,459	67,855
Advaxis Inc *	5,522	59,030
Aerie Pharmaceuticals Inc *	3,487	131,599
Agenus Inc *	9,074	65,151
Agile Therapeutics Inc *	2,156	15,049
Aimmune Therapeutics Inc *	3,779	56,685
Air Methods Corp *	5,330	167,842
Akebia Therapeutics Inc *	1,514	13,702
Alarm.com Holdings Inc *	1,496	43,175
Albany Molecular Research Inc *	1,757	29,008
Alder Biopharmaceuticals Inc *	7,011	229,750
Alico Inc	49	1,316
Almost Family Inc *	289	10,627
AMAG Pharmaceuticals Inc *	1,543	37,819
Amedisys Inc *	4,187	198,631
American Renal Associates Holdings Inc *	1,105	20,188
Amicus Therapeutics Inc *	21,429	158,575
AMN Healthcare Services Inc *	7,037	224,269
Amphastar Pharmaceuticals Inc *	5,402	102,476
Ampio Pharmaceuticals Inc *	6,299	4,663
Amplify Snack Brands Inc *	4,238	68,656
Analogic Corp	168	14,885
Anavex Life Sciences Corp *	4,769	17,311
ANI Pharmaceuticals Inc *	1,168	77,497
Anika Therapeutics Inc *	1,686	80,675
Anthera Pharmaceuticals Inc *	6,160	19,404
Applied Genetic Technologies Corp *	1,818	17,780
Aptevo Therapeutics Inc *	2,355	6,029
Aratana Therapeutics Inc *	4,381	41,006
Ardelyx Inc *	524	6,781
Arena Pharmaceuticals Inc *	35,769	62,596
Argos Therapeutics Inc *	2,598	12,912
ARIAD Pharmaceuticals Inc *	24,823	339,827
Array BioPharma Inc *	1,912	12,906
Arrowhead Pharmaceuticals Inc *	8,127	59,733
Asterias Biotherapeutics Inc *	3,154	13,373
Atara Biotherapeutics Inc *	184	3,936
Athersys Inc *	10,242	21,815
AtriCure Inc *	3,555	56,240
Atrion Corp	199	84,893
Audentes Therapeutics Inc *	682	12,146
Avexis Inc *	695	28,641
Avinger Inc *	3,647	17,396
Avon Products Inc	14,413	81,578
AxoGen Inc *	3,474	31,370
Axovant Sciences Ltd *	3,513	49,182
Axsome Therapeutics Inc *	1,537	12,112
B&G Foods Inc	9,769	480,439
Barrett Business Services Inc	1,059	52,537
Bellicum Pharmaceuticals Inc *	1,989	39,581
Bio-Path Holdings Inc *	11,919	16,687
BioCryst Pharmaceuticals Inc *	8,621	38,019
BioScrip Inc *	1,097	3,170
BioSpecifics Technologies Corp *	811	37,038
BioTelemetry Inc *	3,985	74,001
BioTime Inc *	9,729	37,943
Bluebird Bio Inc *	2,100	142,338
Blueprint Medicines Corp *	3,063	90,971
Bright Horizons Family Solutions Inc *	6,525	436,457
Cal-Maine Foods Inc	3,597	138,628
Calavo Growers Inc	2,354	154,022
Cambrex Corp *	4,736	210,563
Cantel Medical Corp	5,328	415,477
Capella Education Co	1,522	88,337

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Capital Senior Living Corp *	4,075	$68,460
Cara Therapeutics Inc *	361	3,014
Cardiovascular Systems Inc *	4,862	115,424
Cardtronics PLC ‘A’ *	6,735	300,381
Care.com Inc *	2,280	22,709
Carriage Services Inc	1,987	46,993
Catalent Inc *	14,805	382,561
CEB Inc	4,809	261,946
Cellular Biomedicine Group Inc *	1,207	17,502
Cempra Inc *	6,751	163,374
Central Garden & Pet Co *	174	4,524
Central Garden & Pet Co ‘A’ *	599	14,855
Cepheid *	10,876	573,056
Cerus Corp *	13,461	83,593
Chemed Corp	2,389	337,016
ChemoCentryx Inc *	3,027	18,283
ChromaDex Corp *	4,103	12,227
Cidara Therapeutics Inc *	71	813
Cimpress NV * (Netherlands)	3,735	377,907
Civitas Solutions Inc *	2,184	39,880
Clearside Biomedical Inc *	980	17,003
Clovis Oncology Inc *	4,827	174,013
Coca-Cola Bottling Co Consolidated	721	106,823
Coherus Biosciences Inc *	4,441	118,930
Collectors Universe Inc	1,096	20,309
Collegium Pharmaceutical Inc *	1,952	37,596
Concert Pharmaceuticals Inc *	955	9,655
ConforMIS Inc *	5,134	50,929
Corcept Therapeutics Inc *	10,764	69,966
CorVel Corp *	1,434	55,066
Cotiviti Holdings Inc *	1,394	46,741
CPI Card Group Inc	1,107	6,686
Craft Brew Alliance Inc *	715	13,463
Cross Country Healthcare Inc *	4,623	54,459
CryoLife Inc	2,993	52,587
Curis Inc *	16,415	42,843
Cutera Inc *	1,663	19,823
Cynosure Inc ‘A’ *	3,555	181,092
Cytokinetics Inc *	4,873	44,734
CytomX Therapeutics Inc *	2,915	45,707
CytRx Corp *	17,678	10,400
Darling Ingredients Inc *	6,821	92,152
Dean Foods Co	6,931	113,668
Deluxe Corp	7,262	485,247
Depomed Inc * +	9,127	227,900
Dermira Inc *	3,719	125,777
Dimension Therapeutics Inc *	639	5,106
Diplomat Pharmacy Inc *	6,855	192,009
Durect Corp *	20,108	27,950
Dynavax Technologies Corp *	5,945	62,363
Eagle Pharmaceuticals Inc *	1,353	94,710
Edge Therapeutics Inc *	963	10,025
Editas Medicine Inc *	1,018	13,723
Egalet Corp *	701	5,335
Eiger BioPharmaceuticals Inc *	478	6,400
Emergent BioSolutions Inc *	4,893	154,276
Endologix Inc *	12,228	156,518
Entellus Medical Inc *	1,071	23,755
Enzo Biochem Inc *	5,362	27,293
Epizyme Inc *	4,129	40,629
EVERTEC Inc	7,893	132,445
Exact Sciences Corp *	15,779	293,016
Exelixis Inc *	21,042	269,127
Farmer Brothers Co *	1,145	40,705
FibroGen Inc *	7,914	163,820
Five Prime Therapeutics Inc *	914	47,976
Flex Pharma Inc *	1,275	15,020
Flexion Therapeutics Inc *	3,362	65,693
Forrester Research Inc	1,488	57,883
Fortress Biotech Inc *	4,885	14,508

	Shares	Value
Foundation Medicine Inc *	1,931	$45,089
Franklin Covey Co *	1,157	20,606
Fresh Del Monte Produce Inc	276	16,532
FTI Consulting Inc *	507	22,592
Galena Biopharma Inc *	26,764	9,375
Genesis Healthcare Inc *	2,386	6,371
GenMark Diagnostics Inc *	5,798	68,416
Genomic Health Inc *	2,742	79,299
Geron Corp *	22,031	49,790
Glaukos Corp *	2,417	91,218
Global Blood Therapeutics Inc *	2,604	60,022
Globus Medical Inc ‘A’ *	10,489	236,737
GlycoMimetics Inc *	2,202	15,744
Grand Canyon Education Inc *	6,723	271,542
Great Lakes Dredge & Dock Corp *	575	2,013
Green Dot Corp ‘A’ *	1,065	24,559
Halozyme Therapeutics Inc *	16,485	199,139
Healthcare Services Group Inc	10,496	415,432
HealthEquity Inc *	6,466	244,738
HealthSouth Corp	13,321	540,433
Helen of Troy Ltd *	4,159	358,381
Heron Therapeutics Inc *	4,862	83,772
Heska Corp *	877	47,735
HMS Holdings Corp *	12,599	279,320
Horizon Pharma PLC*	24,065	436,298
Huron Consulting Group Inc *	441	26,354
ICU Medical Inc *	1,501	189,696
Idera Pharmaceuticals Inc *	12,340	31,590
Ignyta Inc *	2,974	18,706
Immune Design Corp *	1,615	12,242
ImmunoGen Inc *	11,782	31,576
Immunomedics Inc *	11,725	38,106
Impax Laboratories Inc *	10,904	258,425
INC Research Holdings Inc ‘A’ *	6,167	274,925
Infinity Pharmaceuticals Inc *	7,252	11,313
Information Services Group Inc *	4,518	18,027
Innoviva Inc	10,856	119,307
Inogen Inc *	2,472	148,073
Inotek Pharmaceuticals Corp *	2,252	21,349
Inovio Pharmaceuticals Inc *	9,722	90,609
Insmed Inc *	9,072	131,725
Insperity Inc	2,352	170,849
Insulet Corp *	8,648	354,049
Insys Therapeutics Inc *	3,476	40,982
Integra LifeSciences Holdings Corp *	4,488	370,484
Intellia Therapeutics Inc *	1,002	17,054
Inter Parfums Inc	1,125	36,304
Intersect ENT Inc *	3,672	58,164
Intra-Cellular Therapies Inc *	5,145	78,410
Inventure Foods Inc *	2,903	27,288
Invitae Corp *	3,232	28,312
InVivo Therapeutics Holdings Corp *	4,724	32,123
iRadimed Corp *	581	9,871
IRIDEX Corp *	1,086	15,736
Ironwood Pharmaceuticals Inc *	19,350	307,278
J&J Snack Foods Corp	2,252	268,258
John B Sanfilippo & Son Inc	315	16,169
K2M Group Holdings Inc *	1,149	20,429
Karyopharm Therapeutics Inc *	688	6,694
Keryx Biopharmaceuticals Inc *	11,409	60,582
Kforce Inc	3,621	74,194
Kite Pharma Inc *	5,849	326,725
Korn/Ferry International	5,110	107,310
La Jolla Pharmaceutical Co *	2,034	48,389
Lancaster Colony Corp	2,789	368,399
Landauer Inc	1,424	63,340
LeMaitre Vascular Inc	1,948	38,648
LendingTree Inc *	925	89,642
Lexicon Pharmaceuticals Inc *	6,114	110,480
LHC Group Inc *	167	6,159

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Liberty Tax Inc	701	$8,959
LifeLock Inc *	12,640	213,869
Lifevantage Corp *	1,985	18,778
Lifeway Foods Inc *	631	10,689
Ligand Pharmaceuticals Inc *	2,869	292,810
Limoneira Co	1,672	31,601
Lion Biotechnologies Inc *	8,199	67,478
Lipocine Inc *	2,366	10,552
Loxo Oncology Inc *	1,931	50,554
Luminex Corp *	2,398	54,483
MacroGenics Inc *	4,814	143,987
Magellan Health Inc *	2,550	137,012
MannKind Corp *	46,594	28,888
Masimo Corp *	6,088	362,175
Matthews International Corp ‘A’	4,780	290,433
Medgenics Inc * (Israel)	4,657	25,939
MediciNova Inc *	4,259	31,900
Medifast Inc	1,517	57,327
Medpace Holdings Inc *	861	25,709
Meridian Bioscience Inc	5,517	106,423
Merit Medical Systems Inc *	2,396	58,199
Merrimack Pharmaceuticals Inc *	10,920	69,342
MGP Ingredients Inc	1,820	73,746
MiMedx Group Inc *	15,575	133,634
Minerva Neurosciences Inc *	2,981	42,077
Mirati Therapeutics Inc *	1,698	11,224
Molina Healthcare Inc *	4,274	249,260
Momenta Pharmaceuticals Inc *	2,227	26,034
Monro Muffler Brake Inc	4,697	287,316
MyoKardia Inc *	1,600	26,144
Myriad Genetics Inc *	10,044	206,706
NanoString Technologies Inc *	2,211	44,176
NantKwest Inc *	212	1,649
Natera Inc *	3,749	41,651
National Beverage Corp *	1,709	75,281
National Research Corp ‘A’	1,052	17,137
National Research Corp ‘B’	93	3,209
Natural Health Trends Corp	1,077	30,436
Natus Medical Inc *	4,885	191,932
Neff Corp ‘A’ *	631	5,995
Nektar Therapeutics*	19,321	331,935
Neogen Corp *	5,421	303,251
NeoGenomics Inc *	8,151	67,001
Neos Therapeutics Inc *	1,819	11,969
Nevro Corp *	3,576	373,299
NewLink Genetics Corp *	2,360	35,447
Nobilis Health Corp *	512	1,715
Novavax Inc *	40,393	84,017
Novocure Ltd *	7,317	62,487
Nutrisystem Inc	4,262	126,539
NuVasive Inc *	7,371	491,351
NxStage Medical Inc *	9,551	238,680
Ocular Therapeutix Inc *	2,808	19,291
Omega Protein Corp *	170	3,973
Omeros Corp *	4,062	45,332
On Assignment Inc *	7,604	275,949
OncoMed Pharmaceuticals Inc *	3,386	38,702
Ophthotech Corp *	4,560	210,353
OraSure Technologies Inc *	7,817	62,301
Organovo Holdings Inc *	12,387	46,947
Orthofix International NV *	2,670	114,196
Osiris Therapeutics Inc	2,918	14,473
OvaScience Inc *	544	3,895
Owens & Minor Inc	1,068	37,092
Oxford Immunotec Global PLC *	3,169	39,803
Pacific Biosciences of California Inc *	12,159	108,945
Pacira Pharmaceuticals Inc *	5,453	186,602
Paratek Pharmaceuticals Inc *	2,968	38,614
PAREXEL International Corp *	7,808	542,266
Patriot National Inc *	1,545	13,920

	Shares	Value
Paylocity Holding Corp *	3,238	$143,961
Penumbra Inc *	3,813	289,750
Performance Food Group Co *	5,669	140,591
Pfenex Inc *	2,540	22,733
PFSweb Inc *	1,986	17,735
PharmAthene Inc *	8,480	24,592
Phibro Animal Health Corp ‘A’	2,597	70,586
Portola Pharmaceuticals Inc *	6,822	154,928
PRA Health Sciences Inc *	3,618	204,453
Prestige Brands Holdings Inc *	7,879	380,319
Primo Water Corp *	3,048	36,972
Progenics Pharmaceuticals Inc *	10,278	65,060
Protagonist Therapeutics Inc	902	19,059
Proteostasis Therapeutics Inc *	897	13,984
Prothena Corp PLC * (Ireland)	5,196	311,604
Puma Biotechnology Inc *	3,687	247,213
Quad/Graphics Inc	2,201	58,811
Quidel Corp *	3,925	86,703
Quorum Health Corp *	4,261	26,716
Radius Health Inc *	4,722	255,413
RadNet Inc *	5,975	44,215
Raptor Pharmaceutical Corp *	12,480	111,946
Reata Pharmaceuticals Inc ‘A’ *	815	21,483
Regulus Therapeutics Inc *	5,541	18,285
Repligen Corp *	5,079	153,335
Revance Therapeutics Inc *	2,937	47,609
Revlon Inc ‘A’ *	500	18,390
Rigel Pharmaceuticals Inc *	11,490	42,168
Rockwell Medical Inc *	6,247	41,855
Sage Therapeutics Inc *	4,483	206,442
Sangamo BioSciences Inc *	10,271	47,555
Sarepta Therapeutics Inc *	6,381	391,857
SciClone Pharmaceuticals Inc *	7,306	74,887
Second Sight Medical Products Inc *	1,885	6,635
Select Medical Holdings Corp *	1,145	15,458
Selecta Biosciences Inc *	606	8,636
Senseonics Holdings Inc *	3,944	15,382
Seres Therapeutics Inc *	2,572	31,610
ServiceSource International Inc *	5,273	25,732
Smart & Final Stores Inc *	2,344	29,933
Sorrento Therapeutics Inc *	3,440	26,626
Sotheby’s	4,218	160,368
SP Plus Corp *	2,624	67,096
Spark Therapeutics Inc *	2,869	172,312
Spectrum Pharmaceuticals Inc *	3,931	18,358
STAAR Surgical Co *	5,825	54,755
Stemline Therapeutics Inc *	304	3,292
Strayer Education Inc *	660	30,809
Sucampo Pharmaceuticals Inc ‘A’ *	3,522	43,356
Supernus Pharmaceuticals Inc *	7,048	174,297
Surgery Partners Inc *	1,614	32,667
Surgical Care Affiliates Inc *	4,016	195,820
SurModics Inc *	1,860	55,967
Syndax Pharmaceuticals Inc *	297	4,503
Synergy Pharmaceuticals Inc *	27,515	151,608
Synthetic Biologics Inc *	10,798	18,573
Synutra International Inc *	807	3,438
Syros Pharmaceuticals Inc	553	7,670
T2 Biosystems Inc *	2,048	14,828
Tactile Systems Technology Inc *	528	9,874
Tandem Diabetes Care Inc *	2,697	20,659
Team Health Holdings Inc *	10,112	329,247
Team Inc *	4,095	133,947
Teladoc Inc *	2,982	54,600
Teligent Inc *	6,174	46,922
TESARO Inc *	3,996	400,559
TG Therapeutics Inc *	5,184	40,124
The Advisory Board Co *	6,140	274,704
The Boston Beer Co Inc ‘A’ *	1,312	203,701
The Brink’s Co	6,745	250,105

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
The Chefs’ Warehouse Inc *	2,559	$28,507
The Ensign Group Inc	7,241	145,761
The Hackett Group Inc	3,269	54,004
The Medicines Co *	9,142	345,019
The Providence Service Corp *	1,981	96,336
The Spectranetics Corp *	6,458	162,031
TherapeuticsMD Inc *	21,127	143,875
Theravance Biopharma Inc * (Cayman)	5,473	198,342
Titan Pharmaceuticals Inc *	2,532	14,888
Tobira Therapeutics Inc *	1,240	49,278
Tokai Pharmaceuticals Inc *	1,342	2,053
Tootsie Roll Industries Inc	2,501	92,112
TransEnterix Inc *	880	1,487
Travelport Worldwide Ltd	12,919	194,173
Trevena Inc *	6,452	43,551
TriNet Group Inc *	6,350	137,351
Trovagene Inc *	4,002	17,969
TrueBlue Inc *	371	8,407
Turning Point Brands Inc *	432	5,193
Ultragenyx Pharmaceutical Inc *	5,383	381,870
US Physical Therapy Inc	1,839	115,305
USANA Health Sciences Inc *	792	109,573
Utah Medical Products Inc	505	30,199
Vanda Pharmaceuticals Inc *	5,630	93,683
Vascular Solutions Inc *	2,566	123,758
Vector Group Ltd	5,917	127,388
Vectrus Inc *	297	4,523
Veracyte Inc *	1,751	13,325
Versartis Inc *	216	2,646
Viad Corp	1,667	61,462
ViewRay Inc *	890	4,023
Vitae Pharmaceuticals Inc *	3,787	79,224
Vital Therapies Inc *	3,579	21,903
Voyager Therapeutics Inc *	662	7,951
vTv Therapeutics Inc ‘A’ *	1,289	9,268
WaVe Life Sciences Ltd *	852	27,664
WD-40 Co	2,105	236,665
Weight Watchers International Inc *	3,743	38,628
XBiotech Inc *	2,516	33,865
Xencor Inc *	4,875	119,389
Zeltiq Aesthetics Inc *	5,328	208,964
ZIOPHARM Oncology Inc *	18,527	104,307

		39,487,458

Diversified - 0.2%

HRG Group Inc *	17,689	277,717

Energy - 1.2%

Abraxas Petroleum Corp *	7,521	12,711
Callon Petroleum Co *	21,619	339,418
Carrizo Oil & Gas Inc *	8,339	338,730
CVR Energy Inc	173	2,382
Evolution Petroleum Corp	3,755	23,582
Flotek Industries Inc *	8,217	119,475
Isramco Inc *	94	7,840
Matador Resources Co *	12,397	301,743
Panhandle Oil & Gas Inc ‘A’	1,085	19,020
Par Pacific Holdings Inc *	2,209	28,894
Pattern Energy Group Inc	8,011	180,167
PHI Inc *	86	1,563
Plug Power Inc *	16,916	28,926
Renewable Energy Group Inc *	357	3,024
Sanchez Energy Corp *	2,729	24,124
Synergy Resources Corp *	3,258	22,578
TETRA Technologies Inc *	9,198	56,200
Trecora Resources *	2,310	26,380

		1,536,757

	Shares	Value
Financial - 10.6%

Acadia Realty Trust REIT	2,547	$92,303
Alexander & Baldwin Inc	3,813	146,495
Alexander’s Inc REIT	308	129,237
Allegiance Bancshares Inc *	137	3,699
Altisource Portfolio Solutions SA *	1,675	54,270
American Assets Trust Inc REIT	2,024	87,801
Ameris Bancorp	3,811	133,194
AMERISAFE Inc	2,143	125,966
Armada Hoffler Properties Inc REIT	4,880	65,392
Atlantic Capital Bancshares Inc *	420	6,292
Atlas Financial Holdings Inc *	828	13,058
Banc of California Inc	5,290	92,363
Bank of the Ozarks Inc	13,173	505,843
Bankwell Financial Group Inc	144	3,411
BGC Partners Inc ‘A’	32,535	284,681
Blackhawk Network Holdings Inc *	8,223	248,088
Blue Hills Bancorp Inc	319	4,791
BNC Bancorp	527	12,817
BofI Holding Inc *	8,437	188,989
Capital Bank Financial Corp ‘A’	1,490	47,844
Cardinal Financial Corp	344	8,975
CareTrust REIT Inc	9,002	133,050
Cass Information Systems Inc	958	54,271
Chemical Financial Corp	3,233	142,672
Chesapeake Lodging Trust REIT	2,588	59,265
City Office REIT Inc	2,991	38,075
CoBiz Financial Inc	546	7,267
Cohen & Steers Inc	3,140	134,235
Consolidated-Tomoka Land Co	523	26,772
CoreSite Realty Corp REIT	4,968	367,831
County Bancorp Inc	439	8,784
Cowen Group Inc ‘A’ *	830	3,013
Crawford & Co ‘B’	1,643	18,648
CU BanCorp *	304	6,934
Customers Bancorp Inc *	1,441	36,256
Diamond Hill Investment Group Inc	444	82,047
DuPont Fabros Technology Inc REIT	11,016	454,410
Eagle Bancorp Inc *	3,606	177,884
EastGroup Properties Inc REIT	4,704	346,026
Education Realty Trust Inc REIT	1,363	58,800
eHealth Inc *	2,652	29,729
Ellie Mae Inc *	4,869	512,706
Essent Group Ltd *	11,192	297,819
Evercore Partners Inc ‘A’	5,817	299,634
FelCor Lodging Trust Inc REIT	18,464	118,724
Fifth Street Asset Management Inc	773	4,259
Financial Engines Inc	8,035	238,720
First Connecticut Bancorp Inc	405	7,205
First Financial Bankshares Inc	5,954	216,964
First Foundation Inc *	626	15,443
First Industrial Realty Trust Inc REIT	3,913	110,425
Forestar Group Inc *	413	4,836
Four Corners Property Trust Inc REIT	3,892	83,016
Franklin Financial Network Inc *	355	13,277
GAIN Capital Holdings Inc	1,069	6,606
GAMCO Investors Inc ‘A’	134	3,815
Global Medical REIT Inc	1,115	10,882
Gramercy Property Trust REIT	9,709	93,595
Greenhill & Co Inc	2,984	70,333
Hennessy Advisors Inc	423	15,004
Heritage Commerce Corp	332	3,632
Hersha Hospitality Trust REIT	329	5,929
HFF Inc ‘A’	5,429	150,329
Hingham Institution for Savings	93	12,880
Home Bancorp Inc	112	3,136
Home BancShares Inc	18,022	375,038
Houlihan Lokey Inc	1,743	43,662
Investment Technology Group Inc	542	9,290

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
iStar Inc REIT *	10,462	$112,257
Kennedy-Wilson Holdings Inc	6,173	139,201
Ladenburg Thalmann Financial Services Inc *	1,428	3,299
LendingClub Corp *	22,088	136,504
Live Oak Bancshares Inc	2,817	40,621
LTC Properties Inc REIT	4,874	253,399
Maiden Holdings Ltd	996	12,639
Marcus & Millichap Inc *	2,128	55,647
Medical Properties Trust Inc REIT	12,050	177,978
Medley Management Inc ‘A’	330	2,775
Meridian Bancorp Inc	1,042	16,224
Moelis & Co ‘A’	2,686	72,227
Monmouth Real Estate Investment Corp REIT	1,629	23,246
National Bank Holdings Corp ‘A’	3,773	88,175
National General Holdings Corp	4,102	91,228
National Health Investors Inc REIT	5,531	434,073
National Interstate Corp	316	10,279
National Storage Affiliates Trust REIT	686	14,365
Nationstar Mortgage Holdings Inc *	2,311	34,226
Northfield Bancorp Inc	625	10,063
OM Asset Management PLC	3,966	55,167
Opus Bank	1,605	56,769
Orchid Island Capital Inc REIT	577	6,012
Pacific Premier Bancorp Inc *	1,329	35,165
Park Sterling Corp	2,393	19,431
Pennsylvania Real Estate Investment Trust	3,068	70,656
Physicians Realty Trust REIT	10,440	224,878
Pinnacle Financial Partners Inc	829	44,832
Potlatch Corp REIT	6,164	239,718
Primerica Inc	6,965	369,354
PS Business Parks Inc REIT	2,925	332,192
Pzena Investment Management Inc ‘A’	1,540	11,858
QTS Realty Trust Inc ‘A’ REIT	6,971	368,417
Real Industry Inc *	3,746	22,926
Regional Management Corp *	132	2,858
Retail Opportunity Investments Corp REIT	11,499	252,518
Rexford Industrial Realty Inc REIT	4,058	92,888
RLI Corp	4,620	315,823
Ryman Hospitality Properties Inc REIT	6,464	311,306
Sabra Health Care REIT Inc	1,731	43,587
Saul Centers Inc REIT	1,373	91,442
ServisFirst Bancshares Inc	3,469	180,076
Silvercrest Asset Management Group Inc ‘A’	987	11,716
STAG Industrial Inc REIT	10,401	254,929
State National Cos Inc	346	3,848
Terreno Realty Corp REIT	1,978	54,415
Texas Capital Bancshares Inc *	473	25,977
The GEO Group Inc REIT	2,613	62,137
The RMR Group Inc ‘A’	999	37,902
Third Point Reinsurance Ltd * (Bermuda)	817	9,804
Trinity Place Holdings Inc *	419	4,098
Trupanion Inc *	2,051	34,662
UMH Properties Inc REIT	1,031	12,290
Union Bankshares Inc	504	17,166
United Insurance Holdings Corp	1,823	30,955
Universal Health Realty Income Trust REIT	1,151	72,536
Universal Insurance Holdings Inc	3,471	87,469
Urban Edge Properties REIT	13,392	376,851
Urstadt Biddle Properties Inc ‘A’ REIT	3,789	84,192
Veritex Holdings Inc *	348	6,052
Virtu Financial Inc ‘A’	3,419	51,182
Waddell & Reed Financial Inc ‘A’	1,115	20,248
WageWorks Inc *	5,448	331,838
Washington Prime Group Inc REIT	6,152	76,162
Washington Real Estate Investment Trust	3,880	120,746
Westfield Financial Inc	394	3,014
Westwood Holdings Group Inc	1,292	68,618
WisdomTree Investments Inc	16,544	170,238

	Shares	Value
WMIH Corp *	29,298	$68,557
Xenith Bankshares Inc *	3,978	9,189

		14,151,727

Industrial - 13.9%

AAON Inc	6,053	174,447
Actuant Corp ‘A’	4,294	99,793
Advanced Drainage Systems Inc	5,077	122,153
Advanced Energy Industries Inc *	5,596	264,803
AEP Industries Inc	588	64,310
Aerojet Rocketdyne Holdings Inc *	4,625	81,307
Aerovironment Inc *	478	11,668
Air Transport Services Group Inc *	1,065	15,283
Alamo Group Inc	309	20,360
Albany International Corp ‘A’	589	24,962
Allied Motion Technologies Inc	964	18,229
Altra Industrial Motion Corp	3,195	92,559
Apogee Enterprises Inc	4,258	190,290
Applied Industrial Technologies Inc	2,384	111,428
Aqua Metals Inc *	1,518	13,449
Argan Inc	2,040	120,748
Armstrong Flooring Inc *	182	3,436
Astec Industries Inc	1,318	78,909
Astronics Corp *	2,916	131,366
Atkore International Group Inc *	1,066	19,977
AZZ Inc	3,868	252,464
Badger Meter Inc	4,224	141,546
Belden Inc	6,239	430,429
Boise Cascade Co *	5,089	129,261
Brady Corp ‘A’	5,220	180,664
Builders FirstSource Inc *	12,620	145,256
Caesarstone Ltd * (Israel)	3,599	135,718
Chase Corp	1,025	70,848
CLARCOR Inc	7,055	458,575
Coherent Inc *	3,602	398,165
Comfort Systems USA Inc	5,571	163,286
Continental Building Products Inc *	5,317	111,604
Curtiss-Wright Corp	4,721	430,130
Drew Industries Inc	3,527	345,717
Dycom Industries Inc *	4,526	370,136
Echo Global Logistics Inc *	3,879	89,450
EMCOR Group Inc	1,462	87,164
Energous Corp *	2,133	41,828
Energy Recovery Inc *	4,987	79,692
EnerSys	1,933	133,744
EnPro Industries Inc	3,241	184,154
Exponent Inc	3,850	196,581
Fabrinet * (Thailand)	5,203	232,002
FARO Technologies Inc *	587	21,103
Fluidigm Corp *	4,287	34,339
Forward Air Corp	4,437	191,945
Franklin Electric Co Inc	6,466	263,231
Generac Holdings Inc *	9,718	352,763
General Cable Corp	6,607	98,973
Gibraltar Industries Inc *	3,111	115,574
Global Brass & Copper Holdings Inc	2,862	82,683
GP Strategies Corp *	1,805	44,439
Granite Construction Inc	4,454	221,542
Griffon Corp	3,644	61,984
Headwaters Inc *	10,894	184,326
Heartland Express Inc	6,965	131,499
Heritage-Crystal Clean Inc *	957	12,709
Hill International Inc *	1,895	8,736
Hillenbrand Inc	8,751	276,882
Hub Group Inc ‘A’ *	4,640	189,126
Hyster-Yale Materials Handling Inc	403	24,232
IES Holdings Inc *	1,008	17,932
II-VI Inc *	2,420	58,879
IMAX Corp *	8,787	254,559
Insteel Industries Inc	2,583	93,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Itron Inc *	5,026	$280,250
John Bean Technologies Corp	4,323	304,988
Kadant Inc	304	15,841
Kaman Corp	379	16,646
KapStone Paper & Packaging Corp	809	15,306
Knight Transportation Inc	9,219	264,493
Lawson Products Inc *	705	12,500
Lindsay Corp	1,410	104,312
Littelfuse Inc	3,294	424,300
Louisiana-Pacific Corp *	19,974	376,110
LSI Industries Inc	438	4,919
Lydall Inc *	2,511	128,387
Masonite International Corp *	4,531	281,692
MasTec Inc *	9,858	293,177
Matson Inc	2,934	117,008
Mesa Laboratories Inc	427	48,832
Methode Electronics Inc	4,997	174,745
Milacron Holdings Corp *	1,809	28,872
Mistras Group Inc *	2,481	58,229
Moog Inc ‘A’ *	436	25,959
MSA Safety Inc	3,169	183,929
Mueller Industries Inc	6,165	199,869
Mueller Water Products Inc ‘A’	23,135	290,344
Multi Packaging Solutions International Ltd *	3,058	44,066
Multi-Color Corp	2,063	136,158
Myers Industries Inc	3,137	40,750
National Presto Industries Inc	78	6,848
NCI Building Systems Inc *	4,010	58,506
Novanta Inc *	1,184	20,542
NV5 Global Inc *	781	25,234
NVE Corp	336	19,804
Omega Flex Inc	436	16,812
Orion Group Holdings Inc *	569	3,898
Patrick Industries Inc *	2,186	135,357
PGT Inc *	7,047	75,191
Ply Gem Holdings Inc *	3,195	42,685
Power Solutions International Inc *	514	5,269
Primoris Services Corp	6,121	126,093
Proto Labs Inc *	3,681	220,529
Quanex Building Products Corp	378	6,524
Radiant Logistics Inc *	3,238	9,196
Raven Industries Inc	3,463	79,753
RBC Bearings Inc *	3,379	258,426
Rexnord Corp *	9,510	203,609
Rogers Corp *	913	55,766
Simpson Manufacturing Co Inc	6,165	270,952
Smith & Wesson Holding Corp *	8,121	215,937
Sparton Corp *	87	2,285
Standex International Corp	1,479	137,355
Stoneridge Inc *	3,889	71,558
Sturm Ruger & Co Inc	2,780	160,573
Summit Materials Inc ‘A’ *	11,388	211,247
Sun Hydraulics Corp	3,182	102,683
Swift Transportation Co *	11,090	238,102
TASER International Inc *	7,767	222,214
Teledyne Technologies Inc *	1,453	156,822
Tennant Co	2,481	160,769
Tetra Tech Inc	1,364	48,381
The Gorman-Rupp Co	2,203	56,419
TopBuild Corp *	753	25,000
Trex Co Inc *	4,396	258,133
Trinseo SA	4,275	241,794
Tutor Perini Corp *	823	17,670
Universal Display Corp *	6,169	342,441
Universal Forest Products Inc	2,571	253,218
Universal Logistics Holdings Inc	817	10,964
US Concrete Inc *	2,171	100,007
US Ecology Inc	3,200	143,488
Vicor Corp *	2,217	25,717
Watts Water Technologies Inc ‘A’	3,855	249,958

	Shares	Value
Woodward Inc	7,846	$490,218
YRC Worldwide Inc *	1,101	13,564
ZAGG Inc *	411	3,329

		18,681,477

Technology - 15.8%

2U Inc *	5,505	210,786
3D Systems Corp *	16,012	287,415
ACI Worldwide Inc *	17,225	333,820
Acxiom Corp *	5,725	152,571
Advanced Micro Devices Inc *	53,587	370,286
Agilysys Inc *	279	3,102
Ambarella Inc *	1,941	142,877
Amber Road Inc *	2,529	24,405
American Software Inc ‘A’	3,707	41,148
Amkor Technology Inc *	758	7,368
Apigee Corp *	2,212	38,489
Appfolio Inc ‘A’ *	1,084	21,073
Applied Micro Circuits Corp *	10,946	76,075
Aspen Technology Inc *	12,321	576,500
Avid Technology Inc *	3,213	25,511
Barracuda Networks Inc *	3,172	80,823
Benefitfocus Inc *	1,863	74,371
Blackbaud Inc	7,025	466,038
Bottomline Technologies de Inc *	5,107	119,044
Brightcove Inc *	4,382	57,185
BroadSoft Inc *	4,410	205,285
Cabot Microelectronics Corp	458	24,233
Callidus Software Inc *	9,062	166,288
Carbonite Inc *	2,685	41,242
Castlight Health Inc ‘B’ *	5,729	23,833
Cavium Inc *	8,382	487,832
CEVA Inc *	3,011	105,596
Cirrus Logic Inc *	9,307	494,667
CommVault Systems Inc *	5,778	306,985
Computer Programs & Systems Inc	1,592	41,488
Convergys Corp	6,771	205,974
Cornerstone OnDemand Inc *	7,529	345,958
Cray Inc *	6,056	142,558
CSG Systems International Inc	4,813	198,921
Cvent Inc *	4,524	143,456
Datalink Corp *	170	1,804
Diebold Inc	3,506	86,914
Digimarc Corp *	1,437	55,109
Eastman Kodak Co *	2,062	30,930
Ebix Inc	3,766	214,097
Electronics For Imaging Inc *	7,025	343,663
Entegris Inc *	13,224	230,362
Envestnet Inc *	6,202	226,063
EPAM Systems Inc *	7,183	497,854
Epiq Systems Inc	1,387	22,872
Everyday Health Inc *	1,316	10,120
Exa Corp *	1,988	31,907
Exar Corp *	1,194	11,116
ExlService Holdings Inc *	4,877	243,070
Fair Isaac Corp	4,604	573,612
Five9 Inc *	4,795	75,186
Fleetmatics Group PLC *	5,855	351,183
FormFactor Inc *	5,667	61,487
Globant SA*	3,865	162,794
Guidance Software Inc *	3,466	20,657
Hortonworks Inc *	5,811	48,522
HubSpot Inc *	4,324	249,149
Immersion Corp *	1,363	11,122
Imperva Inc *	4,292	230,523
Impinj Inc *	506	18,935
inContact Inc *	8,875	124,072
InnerWorkings Inc *	5,146	48,475
Inphi Corp *	6,000	261,060
Instructure Inc *	1,509	38,283
Integrated Device Technology Inc *	20,029	462,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Interactive Intelligence Group Inc *	2,714	$163,220
j2 Global Inc	6,995	465,937
Jive Software Inc *	8,252	35,154
Lattice Semiconductor Corp *	18,171	117,930
LivePerson Inc *	7,691	64,681
Lumentum Holdings Inc *	7,549	315,322
MACOM Technology Solutions Holdings Inc *	3,492	147,851
Majesco*	757	3,853
MAXIMUS Inc	9,552	540,261
MaxLinear Inc ‘A’ *	8,363	169,518
Medidata Solutions Inc *	8,198	457,120
Mercury Systems Inc *	441	10,835
Microsemi Corp *	16,922	710,386
MicroStrategy Inc ‘A’ *	763	127,757
MINDBODY Inc ‘A’ *	2,068	40,657
Mitek Systems Inc *	4,265	35,357
MKS Instruments Inc	411	20,439
MobileIron Inc *	6,842	18,816
Model N Inc *	3,327	36,963
Monolithic Power Systems Inc	5,784	465,612
Monotype Imaging Holdings Inc	6,158	136,153
MTS Systems Corp	2,321	106,836
Nanometrics Inc *	2,751	61,457
NantHealth Inc	812	10,678
New Relic Inc *	3,320	127,222
Nimble Storage Inc *	9,663	85,324
Omnicell Inc *	5,339	204,484
Park City Group Inc *	1,739	20,520
Paycom Software Inc *	6,552	328,452
PDF Solutions Inc *	3,684	66,938
Pegasystems Inc	5,458	160,956
Planet Payment Inc *	6,117	22,694
Power Integrations Inc	4,095	258,108
Press Ganey Holdings Inc *	3,343	135,057
Progress Software Corp *	1,014	27,581
Proofpoint Inc *	6,090	455,836
PROS Holdings Inc *	3,716	84,019
Pure Storage Inc ‘A’ *	10,294	139,484
Quality Systems Inc	7,812	88,432
Qualys Inc *	4,114	157,114
Radisys Corp *	4,790	25,603
Rambus Inc *	4,009	50,112
RealPage Inc *	8,136	209,095
Rosetta Stone Inc *	2,118	17,961
Sapiens International Corp (Israel)	3,514	44,874
Science Applications International Corp	6,319	438,349
SecureWorks Corp ‘A’ *	233	2,915
Semtech Corp *	9,654	267,705
Silicon Graphics International Corp *	4,307	33,164
Silicon Laboratories Inc *	6,149	361,561
Silver Spring Networks Inc *	5,299	75,140
SPS Commerce Inc *	2,495	183,158
Stratasys Ltd *	3,341	80,485
Super Micro Computer Inc *	1,196	27,951
Synaptics Inc *	5,220	305,788
Synchronoss Technologies Inc *	6,186	254,739
Syntel Inc *	4,811	201,629
Take-Two Interactive Software Inc *	12,392	558,631
TeleTech Holdings Inc	2,386	69,170
Tessera Technologies Inc	4,825	185,473
The ExOne Co *	279	4,246
TubeMogul Inc *	3,173	29,731
Ultratech Inc *	244	5,632
Unisys Corp *	5,080	49,479
USA Technologies Inc *	4,615	25,867
Varonis Systems Inc *	1,545	46,504
Virtusa Corp *	4,229	104,372
Vocera Communications Inc *	2,505	42,334
Workiva Inc *	3,171	57,490
Xactly Corp *	3,297	48,532

		21,219,518

	Shares	Value
Utilities - 0.7%

American States Water Co	3,638	$145,702
California Water Service Group	4,297	137,891
Chesapeake Utilities Corp	256	15,631
Connecticut Water Service Inc	360	17,903
EnerNOC Inc *	3,264	17,658
Global Water Resources Inc	1,155	9,252
MGE Energy Inc	2,432	137,432
Middlesex Water Co	1,949	68,683
New Jersey Resources Corp	1,037	34,076
Ormat Technologies Inc	2,690	130,223
Southwest Gas Corp	726	50,718
Spark Energy Inc ‘A’	717	20,886
The York Water Co	1,644	48,761
WGL Holdings Inc	386	24,202

		859,018

Total Common Stocks (Cost $113,584,064)		130,189,643

EXCHANGE-TRADED FUND - 2.0%

iShares Russell 2000 Growth	18,282	2,722,190

Total Exchange-Traded Fund (Cost $2,700,373)		2,722,190

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $1,088,032; collateralized by U.S. Treasury Notes: 1.125% due 03/31/20 and value $1,111,906)	$1,088,029	1,088,029

Total Short-Term Investment (Cost $1,088,029)		1,088,029

TOTAL INVESTMENTS - 99.9% (Cost $117,393,181)		134,023,472

OTHER ASSETS & LIABILITIES, NET - 0.1%		121,922

NET ASSETS - 100.0%		$134,145,394

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $251,510 or 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2016, the amount of $60,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/16)	10	($6,033)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$23,610	$-	$-	$23,610
	Common Stocks
	Basic Materials	5,377,591	5,377,591	-	-
	Communications	10,855,647	10,855,647	-	-
	Consumer, Cyclical	17,742,733	17,742,733	-	-
	Consumer, Non-Cyclical	39,487,458	39,259,558	227,900	-
	Diversified	277,717	277,717	-	-
	Energy	1,536,757	1,536,757	-	-
	Financial	14,151,727	14,151,727	-	-
	Industrial	18,681,477	18,681,477	-	-
	Technology	21,219,518	21,219,518	-	-
	Utilities	859,018	859,018	-	-

	Total Common Stocks	130,189,643	129,961,743	227,900	-

	Exchange-Traded Funds	2,722,190	2,722,190	-	-
	Short-Term Investment	1,088,029	-	1,088,029	-

	Total Assets	134,023,472	132,683,933	1,315,929	23,610

Liabilities	Derivatives:
	Equity Contracts
	Futures	(6,033)	(6,033)	-	-

	Total Liabilities	(6,033)	(6,033)	-	-

	Total	$134,017,439	$132,677,900	$1,315,929	$23,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,036	$15,990

Total Rights (Cost $0)		15,990

COMMON STOCKS - 96.9%

Basic Materials - 3.8%

A Schulman Inc	6,429	187,212
Aceto Corp	714	13,559
AgroFresh Solutions Inc *	4,832	25,561
AK Steel Holding Corp *	54,764	264,510
Allegheny Technologies Inc	24,839	448,841
American Vanguard Corp	6,297	101,130
Calgon Carbon Corp	11,221	170,223
Carpenter Technology Corp	10,668	440,162
Century Aluminum Co *	10,797	75,039
Chemtura Corp *	7,266	238,397
Cliffs Natural Resources Inc *	50,342	294,501
Coeur Mining Inc *	9,496	112,338
Commercial Metals Co	26,468	428,517
CSW Industrials Inc *	3,198	103,583
Fairmount Santrol Holdings Inc *	17,884	151,656
Ferroglobe PLC	15,818	142,836
GCP Applied Technologies Inc *	2,475	70,092
Gold Resource Corp	2,097	15,560
Hawkins Inc	1,676	72,621
Hecla Mining Co	87,107	496,510
Ingevity Corp *	1,880	86,668
Innophos Holdings Inc	496	19,359
Innospec Inc	5,471	332,691
Kaiser Aluminum Corp	2,019	174,623
KMG Chemicals Inc	1,067	30,228
Koppers Holdings Inc *	934	30,056
Kraton Corp *	6,842	239,744
Kronos Worldwide Inc	5,299	43,929
Landec Corp *	4,439	59,527
Materion Corp	4,549	139,700
Minerals Technologies Inc	3,698	261,412
Oil-Dri Corp of America	1,020	38,393
Olin Corp	37,653	772,639
OMNOVA Solutions Inc *	4,097	34,579
PH Glatfelter Co	10,071	218,339
Quaker Chemical Corp	725	76,799
Rayonier Advanced Materials Inc	3,869	51,728
Ryerson Holding Corp *	3,090	34,886
Schnitzer Steel Industries Inc ‘A’	5,922	123,770
Schweitzer-Mauduit International Inc	5,503	212,196
Stepan Co	4,089	297,107
Stillwater Mining Co *	27,986	373,893
The Chemours Co	6,885	110,160
Tronox Ltd ‘A’	14,757	138,273
United States Lime & Minerals Inc	404	26,664
Valhi Inc	4,719	10,854

		7,791,065

Communications - 4.7%

1-800-Flowers.com Inc ‘A’ *	4,117	37,753
ADTRAN Inc	3,875	74,168
ATN International Inc	2,311	150,307
Autobytel Inc *	1,505	26,789
Bankrate Inc *	10,757	91,219
Bazaarvoice Inc *	18,228	107,727
Black Box Corp	3,164	43,980
Blucora Inc *	7,100	79,520

	Shares	Value
Boingo Wireless Inc *	3,510	$36,083
Calix Inc *	9,601	70,567
ChannelAdvisor Corp *	900	11,637
Chegg Inc *	11,868	84,144
Cincinnati Bell Inc *	47,660	194,453
Comtech Telecommunications Corp	4,952	63,435
Consolidated Communications Holdings Inc	3,458	87,280
Daily Journal Corp *	90	19,710
DigitalGlobe Inc *	14,427	396,742
Entercom Communications Corp ‘A’	5,829	75,427
ePlus Inc *	409	38,614
FairPoint Communications Inc *	1,132	17,014
Finisar Corp *	24,608	733,318
FTD Cos Inc *	3,899	80,202
Gannett Co Inc	26,945	313,640
Global Eagle Entertainment Inc *	9,658	80,258
Global Sources Ltd * (Hong Kong)	1,725	14,628
Globalstar Inc *	31,255	37,819
Gray Television Inc *	5,437	56,327
Harmonic Inc *	16,992	100,763
Hawaiian Telcom Holdco Inc *	1,437	32,174
HC2 Holdings Inc *	7,376	40,199
Hemisphere Media Group Inc *	322	4,106
Houghton Mifflin Harcourt Co *	9,223	123,680
IDT Corp ‘B’	1,636	28,205
Infinera Corp *	9,455	85,379
Intelsat SA *	6,492	17,593
Intralinks Holdings Inc *	8,677	87,291
Iridium Communications Inc *	18,580	150,684
Ixia *	14,257	178,212
KVH Industries Inc *	3,274	28,844
Lands’ End Inc *	3,364	48,778
Liberty Braves Group ‘A’ *	1,830	31,934
Liberty Braves Group ‘C’ *	6,515	113,231
Liberty Media Group LLC ‘A’ *	4,438	127,149
Liberty Media Group LLC ‘C’ *	8,568	241,104
Limelight Networks Inc *	17,969	33,602
Liquidity Services Inc *	5,873	66,013
Lumos Networks Corp *	3,809	53,326
Marchex Inc ‘B’ *	7,013	19,426
MDC Partners Inc ‘A’	8,044	86,232
Media General Inc *	25,022	461,155
MeetMe Inc *	1,279	7,930
Meredith Corp	8,557	444,878
MSG Networks Inc ‘A’ *	8,863	164,940
NeoPhotonics Corp *	6,087	99,462
NETGEAR Inc *	2,454	148,442
NeuStar Inc ‘A’ *	651	17,310
New Media Investment Group Inc	7,347	113,879
NII Holdings Inc *	12,305	40,976
Numerex Corp ‘A’ *	2,326	18,096
Oclaro Inc *	3,143	26,873
ORBCOMM Inc *	1,246	12,772
Perficient Inc *	2,153	43,383
Preformed Line Products Co	553	23,320
QuinStreet Inc *	7,402	22,354
RealNetworks Inc *	4,600	20,516
Reis Inc	751	15,365
RetailMeNot Inc *	8,660	85,647
Rightside Group Ltd *	2,459	22,377
RigNet Inc *	2,469	37,331
Saga Communications Inc ‘A’	754	34,186
Salem Media Group Inc	2,354	13,842
Scholastic Corp	6,336	249,385
ShoreTel Inc *	11,613	92,904
Silicom Ltd (Israel)	898	37,177
Sonus Networks Inc *	9,246	71,934
Spok Holdings Inc	4,424	78,836
TechTarget Inc *	2,973	23,962
Telenav Inc *	7,339	42,052

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
The EW Scripps Co ‘A’ *	13,857	$220,326
The New York Times Co ‘A’	28,447	339,942
The Rubicon Project Inc *	5,107	42,286
Time Inc	23,567	341,250
TiVo Corp *	14,750	287,330
Townsquare Media Inc ‘A’ *	2,241	20,931
tronc Inc	2,493	42,082
VASCO Data Security International Inc *	691	12,169
ViaSat Inc *	1,260	94,059
Viavi Solutions Inc *	53,990	398,986
Vonage Holdings Corp *	38,068	251,629
West Corp	8,462	186,841
Windstream Holdings Inc	18,961	190,558

		9,620,359

Consumer, Cyclical - 9.0%

Abercrombie & Fitch Co ‘A’	15,733	249,997
AdvancePierre Foods Holdings Inc	1,803	49,691
AMC Entertainment Holdings Inc ‘A’	4,538	141,086
America’s Car-Mart Inc *	1,788	65,065
American Eagle Outfitters Inc	3,809	68,029
Anixter International Inc *	6,674	430,473
Arctic Cat Inc	1,677	25,977
Ascena Retail Group Inc *	25,722	143,786
At Home Group Inc *	1,165	17,650
AV Homes Inc *	1,982	32,980
Barnes & Noble Education Inc *	8,977	85,910
Barnes & Noble Inc	14,179	160,223
Bassett Furniture Industries Inc	1,126	26,180
Beazer Homes USA Inc *	7,149	83,357
Belmond Ltd ‘A’ * (United Kingdom)	18,755	238,376
Big 5 Sporting Goods Corp	3,836	52,246
Biglari Holdings Inc *	212	92,436
Blue Bird Corp *	1,075	15,706
BMC Stock Holdings Inc *	1,909	33,847
Boot Barn Holdings Inc *	3,001	34,151
Build-A-Bear Workshop Inc *	2,632	27,268
Caesars Acquisition Co ‘A’ *	10,483	130,199
Caesars Entertainment Corp *	12,777	95,189
Caleres Inc	9,598	242,733
Callaway Golf Co	13,238	153,693
Carmike Cinemas Inc *	1,847	60,378
Carrols Restaurant Group Inc *	1,069	14,122
Century Casinos Inc *	2,231	15,416
Century Communities Inc *	3,164	68,058
Chico’s FAS Inc	2,990	35,581
Citi Trends Inc	3,079	61,364
Conn’s Inc *	4,440	45,821
Cooper Tire & Rubber Co	12,662	481,409
Cooper-Standard Holding Inc *	259	25,589
Cracker Barrel Old Country Store Inc	220	29,088
Daktronics Inc	8,342	79,583
Dana Inc	34,126	532,024
Deckers Outdoor Corp *	6,916	411,848
Del Frisco’s Restaurant Group Inc *	5,068	68,266
Del Taco Restaurants Inc *	5,112	60,935
Delta Apparel Inc *	1,543	25,398
Denny’s Corp *	4,473	47,816
Destination XL Group Inc *	2,323	10,059
DineEquity Inc	1,717	135,969
Douglas Dynamics Inc	767	24,498
DSW Inc ‘A’	15,597	319,427
El Pollo Loco Holdings Inc *	4,565	57,473
Eldorado Resorts Inc *	602	8,464
Empire Resorts Inc *	616	12,468
Eros International PLC*	6,607	101,219
Escalade Inc	2,173	27,727
Essendant Inc	8,338	171,096
Express Inc *	16,699	196,881
EZCORP Inc ‘A’ *	11,879	131,382

	Shares	Value
Federal-Mogul Holdings Corp *	7,039	$67,645
Fiesta Restaurant Group Inc *	1,046	25,104
FirstCash Inc	4,471	210,495
Flexsteel Industries Inc	1,386	71,684
Fogo De Chao Inc *	1,073	11,342
Fossil Group Inc *	9,709	269,619
Fred’s Inc ‘A’	7,422	67,243
G&K Services Inc ‘A’	1,040	99,310
G-III Apparel Group Ltd *	1,933	56,347
Gaia Inc *	424	3,053
Genesco Inc *	4,067	221,489
Golden Entertainment Inc	1,766	22,022
Green Brick Partners Inc *	5,315	43,902
Group 1 Automotive Inc	3,618	231,118
Guess? Inc	14,230	207,900
Haverty Furniture Cos Inc	4,303	86,232
Hibbett Sports Inc *	1,082	43,172
Hooker Furniture Corp	2,361	57,821
Hovnanian Enterprises Inc ‘A’ *	29,450	49,771
Iconix Brand Group Inc *	10,653	86,502
Interface Inc	1,598	26,671
International Speedway Corp ‘A’	5,869	196,142
Interval Leisure Group Inc	23,456	402,740
Intrawest Resorts Holdings Inc *	4,030	65,367
J Alexander’s Holdings Inc *	2,901	29,387
Jack in the Box Inc	1,619	155,327
JAKKS Pacific Inc *	3,204	27,683
Johnson Outdoors Inc ‘A’	1,045	38,007
KB Home	14,822	238,931
Kimball International Inc ‘B’	1,204	15,580
Kirkland’s Inc *	1,778	21,656
Kona Grill Inc *	972	12,218
La Quinta Holdings Inc *	15,084	168,639
La-Z-Boy Inc	6,342	155,760
LGI Homes Inc *	248	9,136
Libbey Inc	4,518	80,646
Lifetime Brands Inc	2,592	34,888
Luby’s Inc *	4,284	18,378
Lumber Liquidators Holdings Inc *	6,271	123,351
M/I Homes Inc *	4,348	102,482
MarineMax Inc *	2,620	54,889
Marriott Vacations Worldwide Corp	4,824	353,696
MDC Holdings Inc	5,791	149,408
Meritage Homes Corp *	8,040	278,988
Meritor Inc *	18,810	209,355
Metaldyne Performance Group Inc	1,456	23,078
Miller Industries Inc	2,147	48,930
Mobile Mini Inc	2,590	78,218
Modine Manufacturing Co *	10,666	126,499
Monarch Casino & Resort Inc *	2,286	57,539
Motorcar Parts of America Inc *	249	7,166
Movado Group Inc	3,388	72,774
NACCO Industries Inc ‘A’	876	59,533
National CineMedia Inc	13,953	205,388
Navistar International Corp *	10,665	244,122
Noodles & Co *	833	3,965
Office Depot Inc	126,983	453,329
Party City Holdco Inc *	3,395	58,122
PC Connection Inc	2,506	66,209
Penn National Gaming Inc *	2,446	33,192
Performance Sports Group Ltd *	9,113	36,999
Perry Ellis International Inc *	2,861	55,160
PICO Holdings Inc *	4,869	57,406
Pier 1 Imports Inc	15,365	65,148
Pinnacle Entertainment Inc *	11,376	140,380
Reading International Inc ‘A’ *	2,683	35,818
Red Lion Hotels Corp *	2,832	23,619
Red Robin Gourmet Burgers Inc *	2,478	111,361
Regis Corp *	8,276	103,864
Restoration Hardware Holdings Inc *	8,987	310,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Ruby Tuesday Inc *	13,086	$32,715
Rush Enterprises Inc ‘A’ *	6,897	168,839
Rush Enterprises Inc ‘B’ *	1,205	29,294
ScanSource Inc *	5,658	206,517
Sears Holdings Corp *	2,027	23,229
Sears Hometown & Outlet Stores Inc *	2,485	12,251
Sequential Brands Group Inc *	8,670	69,360
Shoe Carnival Inc	3,133	83,526
SkyWest Inc	11,474	303,028
Sonic Automotive Inc ‘A’	6,298	118,402
Spartan Motors Inc	7,088	67,903
Speedway Motorsports Inc	2,397	42,810
Sportsman’s Warehouse Holdings Inc *	449	4,723
Stage Stores Inc	5,595	31,388
Standard Motor Products Inc	1,942	92,750
Strattec Security Corp	751	26,510
Superior Industries International Inc	5,558	162,071
Supreme Industries Inc ‘A’	1,134	21,886
Systemax Inc	2,290	18,137
Tailored Brands Inc	7,646	120,042
The Buckle Inc	4,237	101,815
The Cato Corp ‘A’	4,578	150,570
The Container Store Group Inc *	2,596	13,032
The Finish Line Inc ‘A’	6,518	150,435
The Marcus Corp	4,134	103,515
The New Home Co Inc *	2,620	27,955
Tilly’s Inc ‘A’ *	2,702	25,372
Titan International Inc	9,989	101,089
Titan Machinery Inc *	4,158	43,243
Tower International Inc	4,630	111,583
TRI Pointe Group Inc *	32,367	426,597
Triton International Ltd (Bermuda)	7,571	99,862
Tuesday Morning Corp *	9,991	59,746
UCP Inc ‘A’ *	1,726	15,206
Unifi Inc *	3,468	102,063
UniFirst Corp	3,157	416,282
Vera Bradley Inc *	1,359	20,589
Veritiv Corp *	1,760	88,299
Vince Holding Corp *	4,241	23,919
Virgin America Inc *	206	11,023
Vitamin Shoppe Inc *	5,108	137,150
Wabash National Corp *	10,635	151,442
WCI Communities Inc *	4,907	116,394
Wesco Aircraft Holdings Inc *	9,667	129,828
West Marine Inc *	3,753	31,037
Weyco Group Inc	1,258	33,802
William Lyon Homes ‘A’ *	5,455	101,190
Wolverine World Wide Inc	18,689	430,408
Zumiez Inc *	4,028	72,504

		18,266,623

Consumer, Non-Cyclical - 10.3%

Aaron’s Inc	15,276	388,316
ABM Industries Inc	12,766	506,810
Accelerate Diagnostics Inc *	390	10,631
ACCO Brands Corp *	24,671	237,828
Acorda Therapeutics Inc *	8,273	172,740
Adamas Pharmaceuticals Inc *	1,884	30,916
Addus HomeCare Corp *	1,413	36,964
Adverum Biotechnologies Inc *	5,082	20,887
Agenus Inc *	3,137	22,524
Akebia Therapeutics Inc *	5,620	50,861
Albany Molecular Research Inc *	3,079	50,834
Alico Inc	519	13,940
Alliance One International Inc *	1,854	35,448
Almost Family Inc *	1,371	50,412
AMAG Pharmaceuticals Inc *	5,448	133,530
American Public Education Inc *	3,451	68,364
American Renal Associates Holdings Inc *	265	4,842
Analogic Corp	2,513	222,652

	Shares	Value
AngioDynamics Inc *	6,032	$105,801
Anika Therapeutics Inc *	562	26,892
Apollo Education Group Inc *	19,188	152,545
Aratana Therapeutics Inc *	409	3,828
ARC Document Solutions Inc *	9,277	34,696
Ardelyx Inc *	5,926	76,682
ARIAD Pharmaceuticals Inc *	2,488	34,061
Array BioPharma Inc *	29,102	196,439
Arrowhead Pharmaceuticals Inc *	936	6,880
Ascent Capital Group Inc ‘A’ *	2,354	54,542
Atara Biotherapeutics Inc *	4,859	103,934
AtriCure Inc *	1,499	23,714
Avon Products Inc	79,352	449,132
B. Riley Financial Inc	1,933	25,825
Bellicum Pharmaceuticals Inc *	1,533	30,507
BioCryst Pharmaceuticals Inc *	2,332	10,284
BioScrip Inc *	21,044	60,817
Bluebird Bio Inc *	5,249	355,777
Bridgepoint Education Inc *	4,309	29,603
CAI International Inc *	3,604	29,805
Cal-Maine Foods Inc	1,556	59,968
Cambium Learning Group Inc *	2,210	12,000
Capella Education Co	153	8,880
Cara Therapeutics Inc *	3,992	33,333
Career Education Corp *	15,255	103,581
Carriage Services Inc	292	6,906
CBIZ Inc *	11,338	126,872
Celldex Therapeutics Inc *	21,346	86,238
Cellular Biomedicine Group Inc *	785	11,383
Central Garden & Pet Co *	1,999	51,974
Central Garden & Pet Co ‘A’ *	6,551	162,465
Cerus Corp *	2,731	16,960
Chimerix Inc *	9,525	52,769
Cidara Therapeutics Inc *	2,127	24,354
Community Health Systems Inc *	25,842	298,217
Concert Pharmaceuticals Inc *	2,120	21,433
CONMED Corp	6,437	257,866
Corvus Pharmaceuticals Inc *	587	9,656
Cotiviti Holdings Inc *	866	29,037
CPI Card Group Inc	2,964	17,903
CRA International Inc *	2,035	54,111
Craft Brew Alliance Inc *	1,907	35,909
CryoLife Inc	2,349	41,272
CSS Industries Inc	1,966	50,290
Darling Ingredients Inc *	27,402	370,201
Dean Foods Co	10,353	169,789
DeVry Education Group Inc	14,432	332,802
Dimension Therapeutics Inc *	1,576	12,592
Edge Therapeutics Inc *	2,145	22,329
Egalet Corp *	3,516	26,757
Enanta Pharmaceuticals Inc *	3,494	92,975
Endocyte Inc *	7,826	24,182
Ennis Inc	5,749	96,871
Epizyme Inc *	2,533	24,925
Esperion Therapeutics Inc *	3,207	44,417
EVERTEC Inc	2,661	44,652
Exactech Inc *	2,384	64,440
Exelixis Inc *	19,639	251,183
Five Prime Therapeutics Inc *	4,622	242,609
Flex Pharma Inc *	535	6,302
Franklin Covey Co *	489	8,709
Fresh Del Monte Produce Inc	6,899	413,250
FTI Consulting Inc *	8,583	382,458
Genesis Healthcare Inc *	4,587	12,247
Great Lakes Dredge & Dock Corp *	11,667	40,835
Green Dot Corp ‘A’ *	7,969	183,765
Haemonetics Corp *	11,863	429,559
Halyard Health Inc *	10,834	375,506
Healthways Inc *	7,226	191,200
Heidrick & Struggles International Inc	4,049	75,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Huron Consulting Group Inc *	4,420	$264,139
ICF International Inc *	4,093	181,402
ICU Medical Inc *	1,021	129,034
Idera Pharmaceuticals Inc *	981	2,511
Ignyta Inc *	2,678	16,845
Immunomedics Inc *	1,294	4,206
Ingles Markets Inc ‘A’	3,139	124,116
Innoviva Inc	1,823	20,035
Integer Holdings Corp *	6,867	148,945
Inter Parfums Inc	2,101	67,799
Invacare Corp	7,397	82,624
John B Sanfilippo & Son Inc	1,511	77,560
K12 Inc *	7,651	109,792
K2M Group Holdings Inc *	3,910	69,520
Karyopharm Therapeutics Inc *	4,048	39,387
Kelly Services Inc ‘A’	6,546	125,814
Kindred Healthcare Inc	19,899	203,368
Korn/Ferry International	5,266	110,586
Lannett Co Inc *	6,234	165,637
LHC Group Inc *	3,114	114,844
Liberty Tax Inc	482	6,160
Luminex Corp *	5,217	118,530
Magellan Health Inc *	1,650	88,655
McGrath RentCorp	5,270	167,112
Medpace Holdings Inc *	535	15,975
Meridian Bioscience Inc	1,110	21,412
Merit Medical Systems Inc *	5,938	144,234
Merrimack Pharmaceuticals Inc *	10,397	66,021
Molina Healthcare Inc *	3,286	191,640
Momenta Pharmaceuticals Inc *	10,988	128,450
MoneyGram International Inc *	7,023	49,863
Monster Worldwide Inc *	19,595	70,738
NantKwest Inc *	3,174	24,694
National HealthCare Corp	2,480	163,655
National Research Corp ‘A’	448	7,298
Natural Grocers by Vitamin Cottage Inc *	1,993	22,242
Nature’s Sunshine Products Inc	1,606	25,696
Navigant Consulting Inc *	10,845	219,286
Neff Corp ‘A’ *	1,502	14,269
Neos Therapeutics Inc *	136	895
NewLink Genetics Corp *	1,154	17,333
Nobilis Health Corp *	11,503	38,535
Nutraceutical International Corp *	1,830	57,169
Omega Protein Corp *	4,607	107,666
Omeros Corp *	3,374	37,654
Osiris Therapeutics Inc	277	1,374
Otonomy Inc *	5,318	96,734
OvaScience Inc *	6,012	43,046
Owens & Minor Inc	12,685	440,550
PDL BioPharma Inc	37,282	124,895
PFSweb Inc *	362	3,233
PharMerica Corp *	6,688	187,732
Phibro Animal Health Corp ‘A’	306	8,317
Portola Pharmaceuticals Inc *	919	20,870
PTC Therapeutics Inc *	7,461	104,529
Quad/Graphics Inc	3,060	81,763
Quidel Corp *	395	8,726
REGENXBIO Inc *	4,428	62,036
Rent-A-Center Inc	11,660	147,382
Resources Connection Inc	8,067	120,521
Retrophin Inc *	8,073	180,674
Revlon Inc ‘A’ *	2,032	74,737
Rigel Pharmaceuticals Inc *	4,331	15,895
Rockwell Medical Inc *	973	6,519
RPX Corp *	11,293	120,722
RTI Surgical Inc *	12,598	39,432
Sanderson Farms Inc	4,576	440,806
Seaboard Corp *	62	213,280
Select Medical Holdings Corp *	22,913	309,325
Seneca Foods Corp ‘A’ *	1,816	51,284

	Shares	Value
ServiceSource International Inc *	5,438	$26,537
Smart & Final Stores Inc *	1,619	20,675
Snyder’s-Lance Inc	18,289	614,145
Sotheby’s	4,943	187,933
SP Plus Corp *	290	7,415
SpartanNash Co	8,635	249,724
Spectrum Pharmaceuticals Inc *	14,223	66,421
Stemline Therapeutics Inc *	2,709	29,338
Strayer Education Inc *	1,270	59,284
SUPERVALU Inc *	61,549	307,130
Surgery Partners Inc *	1,907	38,598
Syndax Pharmaceuticals Inc *	516	7,823
Synutra International Inc *	3,501	14,914
Team Inc *	450	14,720
Tejon Ranch Co *	3,169	77,070
TerraVia Holdings Inc *	16,903	46,483
Tetraphase Pharmaceuticals Inc *	8,048	30,824
Textainer Group Holdings Ltd	5,257	39,375
The Andersons Inc	6,300	227,934
The Chefs’ Warehouse Inc *	388	4,322
The Medicines Co *	1,349	50,911
TherapeuticsMD Inc *	2,090	14,233
TransEnterix Inc *	13,783	23,293
Travelport Worldwide Ltd	6,842	102,835
Triple-S Management Corp ‘B’ *	5,247	115,067
TrueBlue Inc *	8,841	200,337
Turning Point Brands Inc *	623	7,488
United Natural Foods Inc *	11,330	453,653
Universal American Corp	11,624	88,924
Universal Corp	4,974	289,586
USMD Holdings Inc *	406	9,192
Vector Group Ltd	11,647	250,751
Vectrus Inc *	2,004	30,521
Versartis Inc *	5,502	67,400
Viad Corp	2,057	75,842
Village Super Market Inc ‘A’	1,681	53,809
Voyager Therapeutics Inc *	1,386	16,646
WaVe Life Sciences Ltd *	296	9,611
Weight Watchers International Inc *	455	4,696
Weis Markets Inc	2,120	112,360
Wright Medical Group NV *	23,633	579,717
Zafgen Inc *	5,061	16,752
Zogenix Inc *	5,395	61,665

		20,856,986

Diversified - 0.0%

Wins Finance Holdings Inc *	525	15,524

Energy - 5.1%

Abraxas Petroleum Corp *	15,057	25,446
Adams Resources & Energy Inc	415	16,318
Alon USA Energy Inc	7,537	60,748
Archrock Inc	15,459	202,204
Atwood Oceanics Inc	13,880	120,617
Bill Barrett Corp *	11,368	63,206
Bristow Group Inc	7,410	103,888
California Resources Corp	7,062	88,275
CARBO Ceramics Inc	4,186	45,795
Clayton Williams Energy Inc *	1,384	118,249
Clean Energy Fuels Corp *	19,443	86,910
Cobalt International Energy Inc *	90,879	112,690
Contango Oil & Gas Co *	5,334	54,514
CVR Energy Inc	3,290	45,303
Dawson Geophysical Co *	4,262	32,519
Delek US Holdings Inc	14,432	249,529
Denbury Resources Inc	80,852	261,152
Earthstone Energy Inc *	177	1,522
Eclipse Resources Corp *	13,567	44,635
EP Energy Corp ‘A’ *	8,572	37,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Era Group Inc *	4,329	$34,849
Erin Energy Corp *	4,318	10,147
EXCO Resources Inc *	33,192	35,515
Exterran Corp *	7,609	119,309
Forum Energy Technologies Inc *	13,726	272,598
FuelCell Energy Inc *	6,552	35,512
FutureFuel Corp	5,666	63,913
Geospace Technologies Corp *	2,757	53,706
Green Plains Inc	8,437	221,049
Helix Energy Solutions Group Inc *	23,290	189,348
Independence Contract Drilling Inc *	6,355	33,364
Jones Energy Inc ‘A’ *	12,912	45,967
Matrix Service Co *	6,054	113,573
McDermott International Inc *	55,875	279,934
MRC Global Inc *	21,408	351,733
Natural Gas Services Group Inc *	2,657	65,336
Newpark Resources Inc *	18,800	138,368
Northern Oil & Gas Inc *	10,445	27,993
NOW Inc *	24,439	523,728
Oasis Petroleum Inc *	40,604	465,728
Oil States International Inc *	11,633	367,254
Pacific Ethanol Inc *	6,872	47,486
Panhandle Oil & Gas Inc ‘A’	1,838	32,220
Par Pacific Holdings Inc *	5,474	71,600
Parker Drilling Co *	27,922	60,591
Pattern Energy Group Inc	3,217	72,350
PDC Energy Inc *	12,662	849,114
PHI Inc *	2,451	44,535
Pioneer Energy Services Corp *	14,729	59,505
Plug Power Inc *	14,647	25,046
Renewable Energy Group Inc *	8,356	70,775
REX American Resources Corp *	1,243	105,357
Ring Energy Inc *	7,868	86,155
RSP Permian Inc *	17,748	688,267
Sanchez Energy Corp *	8,420	74,433
SEACOR Holdings Inc *	3,754	223,326
Seadrill Ltd (NYSE) * (United Kingdom)	87,491	207,354
SemGroup Corp ‘A’	12,217	431,993
SunCoke Energy Inc	14,385	115,368
Sunrun Inc *	14,136	89,057
Synergy Resources Corp *	37,787	261,864
TerraForm Global Inc ‘A’	20,446	84,033
TerraForm Power Inc ‘A’	20,186	280,787
Tesco Corp	9,764	79,674
TETRA Technologies Inc *	7,520	45,947
Thermon Group Holdings Inc *	7,166	141,529
TPI Composites Inc *	1,277	27,149
Trecora Resources *	732	8,359
Unit Corp *	11,710	217,806
Vivint Solar Inc *	5,337	16,865
W&T Offshore Inc *	7,540	13,270
Western Refining Inc	18,474	488,822
Westmoreland Coal Co *	4,490	39,781
Willbros Group Inc *	9,093	17,095

		10,297,502

Financial - 39.6%

1st Source Corp	3,424	122,220
Acacia Research Corp	9,217	60,095
Acadia Realty Trust REIT	14,058	509,462
Access National Corp	1,662	39,722
ACNB Corp	1,244	33,066
AG Mortgage Investment Trust Inc REIT	6,278	98,879
Agree Realty Corp REIT	5,244	259,263
Aircastle Ltd	10,758	213,654
Alexander & Baldwin Inc	4,941	189,833
Alexander’s Inc REIT	30	12,588
Allegiance Bancshares Inc *	2,215	59,805
Altisource Residential Corp REIT	12,193	132,904
Ambac Financial Group Inc *	8,286	152,380

	Shares	Value
American Assets Trust Inc REIT	5,678	$246,312
American Equity Investment Life Holding Co	19,442	344,707
American National Bankshares Inc	1,814	50,701
Ameris Bancorp	2,055	71,822
AMERISAFE Inc	1,145	67,303
Ames National Corp	1,928	53,328
Anworth Mortgage Asset Corp REIT	21,427	105,421
Apollo Commercial Real Estate Finance Inc REIT	16,382	268,173
Ares Commercial Real Estate Corp REIT	6,092	76,759
Argo Group International Holdings Ltd	6,537	368,818
Arlington Asset Investment Corp ‘A’	3,015	44,592
Armada Hoffler Properties Inc REIT	991	13,279
ARMOUR Residential REIT Inc	8,385	188,998
Arrow Financial Corp	2,416	79,330
Ashford Hospitality Prime Inc REIT	5,469	77,113
Ashford Hospitality Trust Inc REIT	18,091	106,556
Associated Capital Group Inc ‘A’	1,040	36,878
Astoria Financial Corp	21,331	311,433
Atlantic Capital Bancshares Inc *	3,172	47,517
Atlas Financial Holdings Inc *	1,315	20,738
Baldwin & Lyons Inc ‘B’	2,093	53,644
Banc of California Inc	3,250	56,745
BancFirst Corp	1,740	126,167
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	6,876	193,766
BancorpSouth Inc	19,764	458,525
Bank Mutual Corp	8,934	68,613
Bank of Marin Bancorp	1,273	63,306
BankFinancial Corp	3,372	42,824
Bankwell Financial Group Inc	1,046	24,780
Banner Corp	6,984	305,480
Bar Harbor Bankshares	1,280	47,002
BBX Capital Corp ‘A’ *	827	17,061
Bear State Financial Inc	3,957	36,365
Beneficial Bancorp Inc	15,930	234,330
Berkshire Hills Bancorp Inc	6,909	191,448
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,401	25,666
Blue Hills Bancorp Inc	5,098	76,572
Bluerock Residential Growth REIT Inc	4,192	54,496
BNC Bancorp	8,558	208,131
BofI Holding Inc *	881	19,734
Boston Private Financial Holdings Inc	19,103	245,091
Bridge Bancorp Inc	3,712	106,126
Brookline Bancorp Inc	15,512	189,091
Bryn Mawr Bank Corp	3,763	120,378
BSB Bancorp Inc *	1,731	40,557
C&F Financial Corp	687	29,596
Calamos Asset Management Inc ‘A’	3,629	24,750
California First National Bancorp	435	6,073
Camden National Corp	2,261	107,940
Capital Bank Financial Corp ‘A’	2,205	70,803
Capital City Bank Group Inc	2,603	38,446
Capitol Federal Financial Inc	29,094	409,353
Capstead Mortgage Corp REIT	21,610	203,782
Cardinal Financial Corp	6,634	173,081
Carolina Financial Corp	2,197	49,081
Cascade BanCorp *	7,527	45,614
Cass Information Systems Inc	1,019	57,726
CatchMark Timber Trust Inc ‘A’ REIT	8,402	98,219
Cathay General Bancorp	16,930	521,105
CBL & Associates Properties Inc REIT	38,455	466,844
Cedar Realty Trust Inc REIT	18,715	134,748
CenterState Banks Inc	10,381	184,055
Central Pacific Financial Corp	6,763	170,360
Central Valley Community Bancorp	1,843	29,230
Century Bancorp Inc ‘A’	742	33,627
Charter Financial Corp	3,249	41,847
Chatham Lodging Trust REIT	8,489	163,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Chemical Financial Corp	10,208	$450,479
Chemung Financial Corp	645	18,699
Chesapeake Lodging Trust REIT	9,796	224,328
Citizens & Northern Corp	2,540	55,804
Citizens Inc *	11,009	103,044
City Holding Co	3,212	161,531
City Office REIT Inc	909	11,572
Clifton Bancorp Inc	4,949	75,670
CNB Financial Corp	3,020	63,903
CNO Financial Group Inc	40,661	620,893
CoBiz Financial Inc	7,616	101,369
Codorus Valley Bancorp Inc	1,636	35,796
Colony Capital Inc ‘A’ REIT	25,855	471,337
Colony Starwood Homes REIT	14,822	425,391
Columbia Banking System Inc	13,314	435,634
Community Bank System Inc	9,800	471,478
Community Healthcare Trust Inc REIT	2,751	60,302
Community Trust Bancorp Inc	3,457	128,289
CommunityOne Bancorp *	2,952	40,856
ConnectOne Bancorp Inc	6,330	114,320
Consolidated-Tomoka Land Co	126	6,450
CorEnergy Infrastructure Trust Inc REIT	2,939	86,201
County Bancorp Inc	291	5,823
Cousins Properties Inc REIT	47,589	496,829
Cowen Group Inc ‘A’ *	21,321	77,395
CU Bancorp *	3,231	73,699
Customers Bancorp Inc *	3,363	84,613
CVB Financial Corp	23,111	406,985
CYS Investments Inc REIT	34,807	303,517
DiamondRock Hospitality Co REIT	45,886	417,563
Dime Community Bancshares Inc	7,041	118,007
Donegal Group Inc ‘A’	1,887	30,400
Dynex Capital Inc REIT	9,872	73,250
Eagle Bancorp Inc *	1,571	77,497
Easterly Government Properties Inc REIT	7,377	140,753
Education Realty Trust Inc REIT	14,387	620,655
EMC Insurance Group Inc	1,960	52,783
Employers Holdings Inc	6,760	201,651
Encore Capital Group Inc *	5,168	116,177
Enova International Inc *	6,152	59,551
Enstar Group Ltd * (Bermuda)	2,581	424,497
Enterprise Bancorp Inc	1,941	54,348
Enterprise Financial Services Corp	4,351	135,969
Equity Bancshares Inc ‘A’ *	1,127	29,234
ESSA Bancorp Inc	1,773	24,521
EverBank Financial Corp	23,717	459,161
Farmers Capital Bank Corp	1,570	46,535
Farmers National Banc Corp	5,224	56,315
Farmland Partners Inc REIT	2,643	29,602
FBL Financial Group Inc ‘A’	2,230	142,653
FBR & Co	1,375	18,205
FCB Financial Holdings Inc ‘A’ *	6,995	268,818
Federal Agricultural Mortgage Corp ‘C’	1,950	77,025
Federated National Holding Co	2,783	52,014
FelCor Lodging Trust Inc REIT	4,053	26,061
Fidelity & Guaranty Life	3,064	71,054
Fidelity Southern Corp	4,620	84,962
Financial Institutions Inc	2,972	80,571
First BanCorp *	26,628	138,466
First Bancorp Inc	2,210	52,974
First Bancorp NC	4,451	88,085
First Busey Corp	6,952	157,115
First Business Financial Services Inc	1,804	42,394
First Citizens BancShares Inc ‘A’	1,724	506,666
First Commonwealth Financial Corp	19,855	200,337
First Community Bancshares Inc	3,562	88,338
First Community Financial Partners Inc *	2,912	27,722
First Connecticut Bancorp Inc	2,574	45,791
First Defiance Financial Corp	1,978	88,298
First Financial Bancorp	14,146	308,949

	Shares	Value
First Financial Bankshares Inc	5,377	$195,938
First Financial Corp	2,326	94,622
First Financial Northwest Inc	1,898	26,895
First Foundation Inc *	2,013	49,661
First Industrial Realty Trust Inc REIT	20,614	581,727
First Internet Bancorp	1,137	26,253
First Interstate BancSystem Inc ‘A’	4,424	139,400
First Merchants Corp	9,538	255,141
First Mid-Illinois Bancshares Inc	1,793	48,877
First Midwest Bancorp Inc	18,583	359,767
First NBC Bank Holding Co *	3,636	34,324
First Northwest Bancorp *	2,456	33,131
First Potomac Realty Trust REIT	13,126	120,103
Flagstar Bancorp Inc *	4,736	131,424
Flushing Financial Corp	6,262	148,535
FNB Corp	47,877	588,887
FNFV Group *	14,915	186,139
Forestar Group Inc *	7,093	83,059
Four Corners Property Trust Inc REIT	2,965	63,243
Franklin Financial Network Inc *	1,548	57,895
Franklin Street Properties Corp REIT	23,960	301,896
FRP Holdings Inc *	1,470	45,673
Fulton Financial Corp	39,114	567,935
GAIN Capital Holdings Inc	6,963	43,031
GAMCO Investors Inc ‘A’	995	28,328
Genworth Financial Inc ‘A’ *	76,111	377,511
German American Bancorp Inc	3,142	122,318
Getty Realty Corp REIT	5,796	138,698
Glacier Bancorp Inc	17,382	495,735
Gladstone Commercial Corp REIT	5,066	94,380
Global Indemnity PLC *	2,039	60,558
Global Medical REIT Inc	1,740	16,982
Global Net Lease Inc REIT	39,310	320,770
Government Properties Income Trust REIT	10,335	233,778
Gramercy Property Trust REIT	81,387	784,571
Great Ajax Corp REIT	3,246	44,308
Great Southern Bancorp Inc	2,387	97,151
Great Western Bancorp Inc	13,450	448,154
Green Bancorp Inc *	4,621	50,508
Greene County Bancorp Inc	455	7,585
Greenhill & Co Inc	1,635	38,537
Greenlight Capital Re Ltd ‘A’ *	7,137	145,880
Griffin Industrial Realty Inc	204	6,465
Guaranty Bancorp	3,467	61,886
Hallmark Financial Services Inc *	3,162	32,537
Hancock Holding Co	17,565	569,633
Hanmi Financial Corp	7,007	184,564
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	9,556	223,324
HarborOne Bancorp Inc *	3,056	48,163
HCI Group Inc	2,011	61,054
Healthcare Realty Trust Inc REIT	25,675	874,490
Heartland Financial USA Inc	4,903	176,851
Heritage Commerce Corp	5,035	55,083
Heritage Financial Corp	6,697	120,211
Heritage Insurance Holdings Inc	6,144	88,535
Heritage Oaks Bancorp	5,578	45,740
Hersha Hospitality Trust REIT	8,858	159,621
Hilltop Holdings Inc *	17,255	387,547
Hingham Institution for Savings	183	25,346
Home Bancorp Inc	1,048	29,344
HomeStreet Inc *	5,394	135,174
HomeTrust Bancshares Inc *	3,769	69,727
Hope Bancorp Inc	29,317	509,236
Horace Mann Educators Corp	9,193	336,923
Horizon Bancorp	2,964	87,082
Hudson Pacific Properties Inc REIT	21,161	695,562
IBERIABANK Corp	9,335	626,565
Impac Mortgage Holdings Inc *	1,797	23,702
Independence Holding Co	1,924	33,054

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Independence Realty Trust Inc REIT	9,165	$82,485
Independent Bank Corp MA	5,971	322,971
Independent Bank Corp MI	4,502	75,769
Independent Bank Group Inc	2,481	109,586
Infinity Property & Casualty Corp	2,447	202,196
InfraREIT Inc *	9,032	163,840
International Bancshares Corp	12,582	374,692
INTL. FCStone Inc *	3,448	133,955
Invesco Mortgage Capital Inc REIT	25,920	394,762
Investment Technology Group Inc	6,279	107,622
Investors Bancorp Inc	67,480	810,435
Investors Real Estate Trust REIT	26,914	160,138
Investors Title Co	333	33,134
James River Group Holdings Ltd	3,235	117,107
Janus Capital Group Inc	32,938	461,461
KCG Holdings Inc ‘A’ *	11,863	184,232
Kearny Financial Corp	21,541	293,173
Kemper Corp	8,995	353,683
Kennedy-Wilson Holdings Inc	9,404	212,060
Kinsale Capital Group Inc	1,288	28,336
Kite Realty Group Trust REIT	18,790	520,859
Ladder Capital Corp REIT	8,815	116,711
Ladenburg Thalmann Financial Services Inc *	19,772	45,673
Lake Sunapee Bank Group	1,695	30,629
Lakeland Bancorp Inc	8,801	123,566
Lakeland Financial Corp	5,436	192,543
LaSalle Hotel Properties REIT	24,294	579,898
LCNB Corp	1,768	32,213
LegacyTexas Financial Group Inc	10,241	323,923
LendingClub Corp *	42,636	263,490
Lexington Realty Trust REIT	52,064	536,259
LTC Properties Inc REIT	1,214	63,116
Macatawa Bank Corp	5,604	44,776
Mack-Cali Realty Corp REIT	20,271	551,777
Maiden Holdings Ltd	11,783	149,526
MainSource Financial Group Inc	5,111	127,519
Manning & Napier Inc	4,036	28,615
Marlin Business Services Corp	1,765	34,206
MB Financial Inc	17,162	652,842
MBIA Inc *	30,898	240,695
MBT Financial Corp	3,775	34,164
Medical Properties Trust Inc REIT	35,835	529,283
Medley Management Inc ‘A’	897	7,544
Mercantile Bank Corp	3,528	94,727
Merchants Bancshares Inc	1,226	39,710
Meridian Bancorp Inc	9,227	143,664
Meta Financial Group Inc	1,839	111,462
MGIC Investment Corp *	78,140	625,120
Middleburg Financial Corp	981	27,743
Midland States Bancorp Inc	821	20,804
MidWestOne Financial Group Inc	1,857	56,397
Monmouth Real Estate Investment Corp REIT	11,758	167,787
Monogram Residential Trust Inc REIT	38,750	412,300
MTGE Investment Corp REIT	10,269	176,524
MutualFirst Financial Inc	1,122	31,113
National Bankshares Inc	1,435	52,779
National Commerce Corp *	1,878	50,819
National General Holdings Corp	4,768	106,040
National Interstate Corp	1,389	45,184
National Storage Affiliates Trust REIT	7,193	150,621
National Western Life Group Inc ‘A’	511	104,944
Nationstar Mortgage Holdings Inc *	4,263	63,135
NBT Bancorp Inc	9,807	322,356
Nelnet Inc ‘A’	4,803	193,897
New Residential Investment Corp REIT	55,347	764,342
New Senior Investment Group Inc REIT	17,498	201,927
New York Mortgage Trust Inc REIT	26,338	158,555
New York REIT Inc	38,202	349,548

	Shares	Value
NewStar Financial Inc *	5,671	$55,065
NexPoint Residential Trust Inc REIT	4,141	81,412
Nicolet Bankshares Inc *	1,688	64,735
NMI Holdings Inc ‘A’ *	11,789	89,832
Northfield Bancorp Inc	8,580	138,138
Northrim BanCorp Inc	1,443	37,157
NorthStar Realty Europe Corp REIT	14,413	157,822
Northwest Bancshares Inc	22,005	345,699
OceanFirst Financial Corp	4,707	90,657
Ocwen Financial Corp *	22,839	83,819
OFG Bancorp	10,145	102,566
Old Line Bancshares Inc	1,785	35,218
Old National Bancorp	30,526	429,196
Old Second Bancorp Inc	6,025	50,068
OM Asset Management PLC	2,781	38,684
On Deck Capital Inc *	10,807	61,600
One Liberty Properties Inc REIT	2,995	72,359
OneBeacon Insurance Group Ltd ‘A’	4,521	64,560
Oppenheimer Holdings Inc ‘A’	2,236	31,952
Opus Bank	1,419	50,190
Orchid Island Capital Inc REIT	3,870	40,325
Oritani Financial Corp	8,688	136,575
Orrstown Financial Services Inc	1,504	29,704
Owens Realty Mortgage Inc REIT	2,123	36,770
Pacific Continental Corp	4,049	68,104
Pacific Mercantile Bancorp *	3,235	23,842
Pacific Premier Bancorp Inc *	4,139	109,518
Park National Corp	3,067	294,432
Park Sterling Corp	7,939	64,465
Parkway Properties Inc/Md REIT	18,620	316,726
Peapack Gladstone Financial Corp	3,455	77,427
Pebblebrook Hotel Trust REIT	16,050	426,930
Penns Woods Bancorp Inc	1,006	44,727
Pennsylvania Real Estate Investment Trust	11,236	258,765
PennyMac Financial Services Inc ‘A’ *	727	12,366
PennyMac Mortgage Investment Trust REIT	15,217	237,081
People’s Utah Bancorp	2,839	57,774
Peoples Bancorp Inc	3,590	88,278
Peoples Financial Services Corp	1,571	64,034
PHH Corp *	11,905	172,027
Physicians Realty Trust REIT	15,142	326,159
Pinnacle Financial Partners Inc	8,535	461,573
Piper Jaffray Cos *	3,302	159,487
PJT Partners Inc ‘A’	3,963	108,071
PRA Group Inc *	10,666	368,404
Preferred Apartment Communities Inc ‘A’ REIT	5,143	69,482
Preferred Bank	2,642	94,452
Premier Financial Bancorp Inc	1,770	30,338
PrivateBancorp Inc	17,816	818,111
Prosperity Bancshares Inc	15,204	834,548
Provident Bancorp Inc *	837	13,057
Provident Financial Holdings Inc	1,404	27,462
Provident Financial Services Inc	14,212	301,721
Pzena Investment Management Inc ‘A’	545	4,197
QCR Holdings Inc	2,696	85,571
Radian Group Inc	49,224	666,985
RAIT Financial Trust REIT	19,188	64,855
Ramco-Gershenson Properties Trust REIT	18,226	341,555
RE/MAX Holdings Inc ‘A’	3,954	173,106
Redwood Trust Inc REIT	17,769	251,609
Regional Management Corp *	2,148	46,504
Renasant Corp	9,446	317,669
Republic Bancorp Inc ‘A’	2,081	64,677
Republic First Bancorp Inc *	7,338	30,159
Resource Capital Corp REIT	6,908	88,491
Retail Opportunity Investments Corp REIT	6,848	150,382
Rexford Industrial Realty Inc REIT	9,025	206,582
RLI Corp	1,604	109,649
RLJ Lodging Trust REIT	27,635	581,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
S&T Bancorp Inc	7,616	$220,788
Sabra Health Care REIT Inc	12,423	312,811
Safeguard Scientifics Inc *	4,912	63,660
Safety Insurance Group Inc	3,186	214,163
Sandy Spring Bancorp Inc	5,336	163,175
Saul Centers Inc REIT	258	17,183
Seacoast Banking Corp of Florida *	6,642	106,870
Select Income REIT	14,512	390,373
Selective Insurance Group Inc	12,695	506,023
Seritage Growth Properties ‘A’ REIT	5,755	291,663
Shore Bancshares Inc	2,668	31,429
SI Financial Group Inc	2,374	31,337
Sierra Bancorp	2,470	46,337
Silver Bay Realty Trust Corp REIT	7,543	132,229
Simmons First National Corp ‘A’	6,778	338,222
South State Corp	5,433	407,692
Southern First Bancshares Inc *	1,221	33,675
Southern Missouri Bancorp Inc	1,220	30,378
Southern National Bancorp of Virginia Inc	2,330	30,407
Southside Bancshares Inc	5,753	185,132
Southwest Bancorp Inc	4,022	76,378
State Auto Financial Corp	3,585	85,359
State Bank Financial Corp	7,812	178,270
State National Cos Inc	6,184	68,766
Sterling Bancorp	28,960	506,800
Stewart Information Services Corp	5,104	226,873
Stifel Financial Corp *	14,667	563,946
Stock Yards Bancorp Inc	4,666	153,791
Stonegate Bank	2,548	85,995
Stratus Properties Inc *	1,342	32,745
Suffolk Bancorp	2,804	97,495
Summit Financial Group Inc	1,761	33,741
Summit Hotel Properties Inc REIT	20,364	267,990
Sun Bancorp Inc	2,330	53,730
Sunstone Hotel Investors Inc REIT	49,218	629,498
Terreno Realty Corp REIT	7,948	218,649
Territorial Bancorp Inc	1,833	52,534
Texas Capital Bancshares Inc *	9,771	536,623
The Bancorp Inc *	7,991	51,302
The First of Long Island Corp	3,157	104,655
The GEO Group Inc REIT	13,469	320,293
The Navigators Group Inc	2,545	246,661
The St Joe Co *	8,906	163,692
Third Point Reinsurance Ltd * (Bermuda)	14,144	169,728
Tier REIT Inc	11,238	173,515
Tiptree Financial Inc ‘A’	5,182	30,781
Tompkins Financial Corp	3,252	248,485
Towne Bank	12,817	307,993
TriCo Bancshares	4,554	121,911
Trinity Place Holdings Inc *	4,162	40,704
TriState Capital Holdings Inc *	4,931	79,636
Triumph Bancorp Inc *	3,534	70,115
TrustCo Bank Corp	20,008	141,857
Trustmark Corp	15,439	425,499
UMB Financial Corp	10,183	605,379
UMH Properties Inc REIT	4,000	47,680
Umpqua Holdings Corp	50,248	756,232
Union Bankshares Corp	9,731	260,499
United Bankshares Inc	14,929	562,375
United Community Banks Inc	16,223	341,007
United Community Financial Corp	10,316	73,347
United Development Funding IV REIT +	5,273	16,874
United Financial Bancorp Inc	11,238	155,534
United Fire Group Inc	5,100	215,832
United Insurance Holdings Corp	1,155	19,612
Universal Insurance Holdings Inc	1,964	49,493
Univest Corp of Pennsylvania	5,621	131,307
Valley National Bancorp	56,421	548,976
Veritex Holdings Inc *	1,227	21,338
Virtu Financial Inc ‘A’	386	5,778

	Shares	Value
Virtus Investment Partners Inc	1,326	$129,762
Waddell & Reed Financial Inc ‘A’	16,533	300,239
Walker & Dunlop Inc *	6,257	158,052
Walter Investment Management Corp *	4,613	18,729
Washington Federal Inc	20,732	553,130
Washington Prime Group Inc REIT	33,352	412,898
Washington REIT	11,090	345,121
Washington Trust Bancorp Inc	3,313	133,249
WashingtonFirst Bankshares Inc	1,713	42,157
Waterstone Financial Inc	5,686	96,605
Webster Financial Corp	20,825	791,558
WesBanco Inc	9,355	307,592
West Bancorporation Inc	3,328	65,229
Westamerica Bancorporation	5,524	281,061
Western Asset Mortgage Capital Corp REIT	9,307	96,979
Westfield Financial Inc	3,048	23,317
Whitestone REIT	5,777	80,185
Wintrust Financial Corp	11,711	650,780
World Acceptance Corp *	1,394	68,362
WSFS Financial Corp	6,680	243,753
Xenia Hotels & Resorts Inc REIT	23,915	363,030
Xenith Bankshares Inc *	17,837	41,203
Yadkin Financial Corp	11,553	303,728

		80,430,261

Industrial - 12.1%

AAR Corp	7,484	234,399
Actuant Corp ‘A’	6,888	160,077
Advanced Energy Industries Inc *	450	21,294
Aegion Corp *	8,376	159,730
Aerojet Rocketdyne Holdings Inc *	6,539	114,956
Aerovironment Inc *	3,810	93,002
Air Transport Services Group Inc *	9,418	135,148
Alamo Group Inc	1,649	108,653
Albany International Corp ‘A’	5,401	228,894
Altra Industrial Motion Corp	902	26,131
American Railcar Industries Inc	1,724	71,494
American Superconductor Corp *	2,523	17,686
Ampco-Pittsburgh Corp	1,815	20,128
Applied Industrial Technologies Inc	4,629	216,359
Applied Optoelectronics Inc *	3,688	81,911
ArcBest Corp	5,506	104,724
Ardmore Shipping Corp (Ireland)	6,065	42,698
Armstrong Flooring Inc *	4,915	92,795
Astec Industries Inc	2,297	137,521
Atkore International Group Inc *	1,128	21,139
Atlas Air Worldwide Holdings Inc *	5,501	235,553
AVX Corp	10,283	141,803
Babcock & Wilcox Enterprises Inc *	10,843	178,910
Barnes Group Inc	11,491	465,960
Bel Fuse Inc ‘B’	2,176	52,529
Benchmark Electronics Inc *	11,555	288,297
Boise Cascade Co *	1,414	35,916
Brady Corp ‘A’	2,469	85,452
Briggs & Stratton Corp	9,448	176,205
Casella Waste Systems Inc ‘A’ *	8,572	88,292
CECO Environmental Corp	6,448	72,733
Celadon Group Inc	6,166	53,891
Chart Industries Inc *	7,085	232,601
CIRCOR International Inc	3,730	222,159
Columbus McKinnon Corp	4,237	75,588
Control4 Corp *	4,490	55,137
Costamare Inc (Greece)	5,828	53,268
Covenant Transportation Group Inc ‘A’ *	2,631	50,857
CTS Corp	6,982	129,865
Cubic Corp	5,714	267,472
Curtiss-Wright Corp	2,704	246,361
DHT Holdings Inc	20,912	87,621
Dorian LPG Ltd *	5,381	32,286
Ducommun Inc *	2,309	52,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
DXP Enterprises Inc *	2,928	$82,540
Dynamic Materials Corp	2,850	30,381
Echo Global Logistics Inc *	885	20,408
Electro Scientific Industries Inc *	5,749	32,424
EMCOR Group Inc	11,465	683,543
Encore Wire Corp	4,516	166,053
EnerSys	7,008	484,884
ESCO Technologies Inc	5,666	263,016
Esterline Technologies Corp *	6,774	515,095
FARO Technologies Inc *	2,840	102,098
Federal Signal Corp	14,114	187,152
Franklin Electric Co Inc	586	23,856
FreightCar America Inc	2,690	38,682
Frontline Ltd (Norway)	14,602	104,696
GasLog Ltd (Monaco)	9,286	135,111
GATX Corp	9,381	417,924
Gencor Industries Inc *	1,618	19,384
Gener8 Maritime Inc *	8,689	44,488
General Cable Corp	895	13,407
Gibraltar Industries Inc *	2,517	93,507
Global Brass & Copper Holdings Inc	519	14,994
Golar LNG Ltd (NOTC) (Bermuda)	20,469	433,943
GoPro Inc ‘A’ *	23,408	390,445
Graham Corp	2,142	40,912
Granite Construction Inc	2,179	108,383
Greif Inc ‘A’	5,814	288,316
Greif Inc ‘B’	1,227	74,344
Griffon Corp	1,199	20,395
Handy & Harman Ltd *	650	13,676
Hardinge Inc	2,476	27,558
Harsco Corp	17,987	178,611
Haynes International Inc	2,769	102,758
Heritage-Crystal Clean Inc *	1,377	18,287
Hill International Inc *	4,679	21,570
Hornbeck Offshore Services Inc *	7,575	41,663
Hub Group Inc ‘A’ *	517	21,073
Hurco Cos Inc	1,377	38,652
Hyster-Yale Materials Handling Inc	1,446	86,948
II-VI Inc *	9,574	232,935
Joy Global Inc	22,422	621,986
Kadant Inc	1,956	101,927
Kaman Corp	5,460	239,803
KapStone Paper & Packaging Corp	18,524	350,474
Kennametal Inc	18,057	524,014
Kimball Electronics Inc *	6,109	84,671
KLX Inc *	12,142	427,398
Knight Transportation Inc	1,035	29,694
Knowles Corp *	20,489	287,870
Kratos Defense & Security Solutions Inc *	10,945	75,411
Lawson Products Inc *	305	5,408
Layne Christensen Co *	3,952	33,632
Lindsay Corp	287	21,232
Louisiana-Pacific Corp *	2,403	45,249
LSB Industries Inc *	4,677	40,129
LSI Industries Inc	4,500	50,535
Marten Transport Ltd	5,027	105,567
Matson Inc	5,328	212,481
Methode Electronics Inc	696	24,339
Milacron Holdings Corp *	496	7,916
Moog Inc ‘A’ *	6,660	396,536
MSA Safety Inc	2,233	129,603
Mueller Industries Inc	3,672	119,046
MYR Group Inc *	3,587	107,969
National Presto Industries Inc	950	83,401
Navios Maritime Acquisition Corp	17,258	23,298
NL Industries Inc *	1,177	4,626
NN Inc	5,847	106,708
Nordic American Tankers Ltd	19,372	195,851
Novanta Inc *	5,252	91,122
NV5 Global Inc *	423	13,667

	Shares	Value
NVE Corp	585	$34,480
Olympic Steel Inc	2,043	45,150
Orion Group Holdings Inc *	5,929	40,614
OSI Systems Inc *	4,075	266,424
Overseas Shipholding Group Inc ‘A’	9,548	100,922
PAM Transportation Services Inc *	517	10,350
Park Electrochemical Corp	4,289	74,500
Park-Ohio Holdings Corp	1,894	69,036
Plexus Corp *	7,743	362,218
Powell Industries Inc	1,923	77,016
Power Solutions International Inc *	353	3,618
Quanex Building Products Corp	6,966	120,233
Radiant Logistics Inc *	3,105	8,818
Raven Industries Inc	3,021	69,574
Rexnord Corp *	4,333	92,770
Roadrunner Transportation Systems Inc *	6,933	55,325
Rofin-Sinar Technologies Inc *	6,024	193,852
Rogers Corp *	2,779	169,741
Saia Inc *	5,602	167,836
Sanmina Corp *	16,890	480,858
Scorpio Bulkers Inc *	11,667	40,368
Scorpio Tankers Inc (Monaco)	38,836	179,811
Ship Finance International Ltd (Norway)	13,372	196,970
Sparton Corp *	1,944	51,049
SPX Corp *	9,896	199,305
SPX FLOW Inc *	7,913	244,670
Standex International Corp	657	61,016
Sun Hydraulics Corp	493	15,909
Tech Data Corp *	8,030	680,221
Teekay Corp (Bermuda)	9,976	76,915
Teekay Tankers Ltd ‘A’ (Bermuda)	26,290	66,514
Teledyne Technologies Inc *	5,583	602,573
Tennant Co	181	11,729
Tetra Tech Inc	11,040	391,589
The Gorman-Rupp Co	508	13,010
The Greenbrier Cos Inc	6,100	215,330
The Manitowoc Co Inc	28,585	136,922
Tidewater Inc	11,251	31,728
TimkenSteel Corp	9,051	94,583
TopBuild Corp *	7,712	256,038
TRC Cos Inc *	4,493	38,954
Tredegar Corp	5,585	103,825
TriMas Corp *	10,603	197,322
Triumph Group Inc	11,291	314,793
TTM Technologies Inc *	16,218	185,696
Tutor Perini Corp *	7,200	154,584
UFP Technologies Inc *	1,350	35,775
Universal Forest Products Inc	567	55,844
Universal Logistics Holdings Inc	629	8,441
USA Truck Inc *	1,948	19,948
Vicor Corp *	345	4,002
Vishay Intertechnology Inc	31,317	441,257
Vishay Precision Group Inc *	2,655	42,560
VSE Corp	2,012	68,388
Watts Water Technologies Inc ‘A’	495	32,096
Werner Enterprises Inc	9,924	230,932
Willis Lease Finance Corp *	972	23,104
XPO Logistics Inc *	22,379	820,638
YRC Worldwide Inc *	5,594	68,918
ZAGG Inc *	5,462	44,242

		24,546,812

Technology - 5.9%

Actua Corp *	7,869	101,904
Acxiom Corp *	9,302	247,898
Advanced Micro Devices Inc *	88,700	612,917
Agilysys Inc *	3,134	34,850
Alpha & Omega Semiconductor Ltd *	3,982	86,489
Ambarella Inc *	4,402	324,031
Amkor Technology Inc *	21,966	213,509

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Avid Technology Inc *	2,841	$22,557
Axcelis Technologies Inc *	6,460	85,789
Bottomline Technologies de Inc *	1,374	32,028
Brooks Automation Inc	15,036	204,640
Cabot Microelectronics Corp	4,757	251,693
CACI International Inc ‘A’ *	5,608	565,847
Cavium Inc *	1,834	106,739
Cogint Inc *	3,396	17,286
Cohu Inc	5,911	69,395
Convergys Corp	10,265	312,261
Datalink Corp *	4,742	50,313
Diebold Inc	10,542	261,336
Digi International Inc *	5,755	65,607
Digimarc Corp *	193	7,402
Diodes Inc *	8,506	181,518
DSP Group Inc *	4,665	56,027
Eastman Kodak Co *	713	10,695
EMCORE Corp	5,715	32,575
Engility Holdings Inc *	4,025	126,787
Entegris Inc *	11,830	206,079
Epiq Systems Inc	3,198	52,735
Everyday Health Inc *	4,205	32,336
Evolent Health Inc ‘A’ *	3,519	86,638
Exar Corp *	7,652	71,240
FormFactor Inc *	6,380	69,223
GigPeak Inc *	12,108	28,454
Glu Mobile Inc *	23,209	51,988
Immersion Corp *	4,260	34,762
Impinj Inc *	495	18,523
InnerWorkings Inc *	768	7,235
Insight Enterprises Inc *	8,604	280,060
Intersil Corp ‘A’	30,606	671,190
InvenSense Inc *	18,311	135,868
IXYS Corp	5,731	69,059
Kopin Corp *	13,723	29,916
ManTech International Corp ‘A’	5,604	211,215
Maxwell Technologies Inc *	6,898	35,594
Mentor Graphics Corp	24,674	652,381
Mercury Systems Inc *	8,015	196,928
MicroStrategy Inc ‘A’ *	1,010	169,114
MKS Instruments Inc	11,519	572,840
MTS Systems Corp	286	13,165
Nanometrics Inc *	1,041	23,256
NCI Inc ‘A’	1,369	15,839
NetScout Systems Inc *	20,577	601,877
Park City Group Inc *	109	1,286
PDF Solutions Inc *	615	11,175
pdvWireless Inc *	2,209	50,586
Photronics Inc *	14,659	151,134
Progress Software Corp *	9,768	265,690
QAD Inc ‘A’	2,104	47,087
Rambus Inc *	18,818	235,225
Rosetta Stone Inc *	957	8,115
Rudolph Technologies Inc *	6,671	118,343
SecureWorks Corp ‘A’ *	922	11,534
Sigma Designs Inc *	8,351	65,054
Silicon Graphics International Corp *	1,347	10,372
Silver Spring Networks Inc *	402	5,700
Stratasys Ltd *	5,791	139,505
Super Micro Computer Inc *	6,794	158,776
Sykes Enterprises Inc *	8,774	246,813
SYNNEX Corp	6,687	763,054
Tangoe Inc *	6,207	51,208
Tessera Technologies Inc	3,764	144,688
The ExOne Co *	2,218	33,758
The KEYW Holding Corp *	7,901	87,227
Ultra Clean Holdings Inc *	7,631	56,546
Ultratech Inc *	4,452	102,752
Unisys Corp *	4,217	41,074
USA Technologies Inc *	1,496	8,385

	Shares	Value
Veeco Instruments Inc *	8,899	$174,687
Verint Systems Inc *	14,083	529,943
Vocera Communications Inc *	1,963	33,175
Xcerra Corp *	11,688	70,829

		12,043,329

Utilities - 6.4%

ALLETE Inc	11,212	668,459
Ameresco Inc ‘A’ *	5,598	29,445
American States Water Co	2,775	111,139
Artesian Resources Corp ‘A’	1,611	45,978
Atlantic Power Corp	28,256	69,792
Atlantica Yield PLC (Spain)	13,347	253,726
Avista Corp	14,167	592,039
Black Hills Corp	11,663	714,009
California Water Service Group	4,416	141,709
Chesapeake Utilities Corp	2,892	176,586
Connecticut Water Service Inc	1,854	92,199
Consolidated Water Co Ltd (Cayman)	3,043	35,360
Delta Natural Gas Co Inc	1,304	31,100
Dynegy Inc *	26,950	333,910
El Paso Electric Co	9,231	431,734
EnerNOC Inc *	801	4,333
Genie Energy Ltd ‘B’	2,903	17,128
IDACORP Inc	11,361	889,339
MGE Energy Inc	4,172	235,760
Middlesex Water Co	523	18,431
New Jersey Resources Corp	17,739	582,904
Northwest Natural Gas Co	6,183	371,660
NorthWestern Corp	11,009	633,348
NRG Yield Inc ‘A’	8,158	133,139
NRG Yield Inc ‘C’	14,712	249,516
ONE Gas Inc	11,705	723,837
Ormat Technologies Inc	4,977	240,937
Otter Tail Corp	8,777	303,596
PNM Resources Inc	18,096	592,101
Portland General Electric Co	20,157	858,487
SJW Corp	3,615	157,903
South Jersey Industries Inc	18,149	536,303
Southwest Gas Corp	9,529	665,696
Spire Inc	10,083	642,690
Talen Energy Corp *	19,514	270,269
The Empire District Electric Co	10,068	343,722
The York Water Co	295	8,750
Unitil Corp	3,077	120,188
WGL Holdings Inc	10,762	674,777

		13,001,999

Total Common Stocks (Cost $182,086,627)		196,870,460

EXCHANGE-TRADED FUND - 2.6%

iShares Russell 2000 Value	50,060	5,243,785

Total Exchange-Traded Fund (Cost $5,101,694)		5,243,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.030% due 10/03/16 (Dated 09/30/16, repurchase price of $941,035; collateralized by U.S. Treasury Notes: 1.125% due 03/31/20 and value $960,969)	$941,032	$941,032

Total Short-Term Investment (Cost $941,032)		941,032

TOTAL INVESTMENTS - 100.0% (Cost $188,129,353)		203,071,267

OTHER ASSETS & LIABILITIES, NET - 0.0%		62,780

NET ASSETS - 100.0%		$203,134,047

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $32,864 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2016, the amount of $59,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/16)	9	($5,965)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$15,990	$-	$-	$15,990
	Common Stocks
	Basic Materials	7,791,065	7,791,065	-	-
	Communications	9,620,359	9,620,359	-	-
	Consumer, Cyclical	18,266,623	18,266,623	-	-
	Consumer, Non-Cyclical	20,856,986	20,856,986	-	-
	Diversified	15,524	15,524	-	-
	Energy	10,297,502	10,297,502	-	-
	Financial	80,430,261	80,413,387	-	16,874
	Industrial	24,546,812	24,546,812	-	-
	Technology	12,043,329	12,043,329	-	-
	Utilities	13,001,999	13,001,999	-	-

	Total Common Stocks	196,870,460	196,853,586	-	16,874

	Exchange-Traded Fund	5,243,785	5,243,785	-	-
	Short-Term Investment	941,032	-	941,032	-

	Total Assets	203,071,267	202,097,371	941,032	32,864

Liabilities	Derivatives:
	Equity Contracts
	Futures	(5,965)	(5,965)	-	-

	Total Liabilities	(5,965)	(5,965)	-	-

	Total	$203,065,302	$202,091,406	$941,032	$32,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%

Samsung Heavy Industries Co Ltd Exp 11/08/16 *	4,505	$8,999

Thailand - 0.0%

Banpu PCL Exp 10/13/16 *	2,505	1,004

Total Rights (Cost $24,499)		10,003

WARRANTS - 0.0%

Thailand - 0.0%

Banpu PCL Exercise @ THB 5.00 Exp 06/05/17 *	19,350	5,864

Total Warrants (Cost $0)		5,864

PREFERRED STOCKS - 3.2%

Brazil - 2.9%

Banco Bradesco SA	77,717	709,027
Braskem SA ADR	5,100	78,438
Centrais Eletricas Brasileiras SA ‘B’ *	7,500	55,048
Cia Brasileira de Distribuicao	6,144	100,317
Cia Brasileira de Distribuicao ADR	874	14,325
Cia Energetica de Minas Gerais	29,861	78,781
Gerdau SA	30,161	82,169
Itau Unibanco Holding SA	109,604	1,197,095
Itau Unibanco Holding SA ADR	5,473	59,875
Lojas Americanas SA	33,434	207,563
Petroleo Brasileiro SA *	129,482	540,280
Petroleo Brasileiro SA ADR *	24,452	203,196
Suzano Papel e Celulose SA ‘A’	25,893	83,360
Telefonica Brasil SA	10,600	153,028
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	1,005	1,091
Vale SA	60,149	284,825

		3,848,418

Chile - 0.1%

Embotelladora Andina SA ‘B’	4,987	19,081
Sociedad Quimica y Minera de Chile SA ‘B’	2,521	68,236

		87,317

Colombia - 0.2%

Banco Davivienda SA	6,297	64,426
Bancolombia SA ADR	3,521	137,460
Grupo Aval Acciones y Valores SA	108,725	47,512
Grupo de Inversiones Suramericana SA	2,967	38,382

		287,780

South Korea - 0.0%

Hanwha Corp *	984	18,539

Total Preferred Stocks (Cost $4,856,551)		4,242,054

COMMON STOCKS - 96.6%

Brazil - 5.5%

AES Tiete Energia SA	4,334	21,336
Ambev SA	140,040	853,464

	Shares	Value
Ambev SA ADR	57,004	$347,154
Banco Bradesco SA	31,288	272,747
Banco do Brasil SA	26,267	184,151
Banco Santander Brasil SA	10,800	73,059
BB Seguridade Participacoes SA	25,409	233,452
BM&FBovespa SA	68,347	353,278
BRF SA	26,886	457,339
BRF SA ADR	4,948	84,413
CCR SA	45,272	235,816
Centrais Eletricas Brasileiras SA *	12,500	74,028
CETIP SA - Mercados Organizados	7,800	102,844
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	62,197
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	93,767
Cia Siderurgica Nacional SA *	30,107	84,151
Cia Siderurgica Nacional SA ADR *	8,700	24,012
Cielo SA	45,062	450,461
Cosan SA Industria e Comercio	4,176	48,422
CPFL Energia SA	5,500	40,910
CPFL Energia SA ADR	1,920	28,416
Embraer SA ADR	890	15,361
Engie Brasil Energia SA	7,400	87,604
Equatorial Energia SA	3,600	55,702
Fibria Celulose SA	5,500	38,914
Fibria Celulose SA ADR	8,890	62,852
Gerdau SA	1,800	3,625
Hypermarcas SA	9,156	78,464
Itau Unibanco Holding SA	10,315	98,959
JBS SA	50,872	184,895
Klabin SA	15,482	81,120
Kroton Educacional SA	36,698	166,894
Lojas Americanas SA	8,644	38,113
Lojas Renner SA	34,895	262,559
M Dias Branco SA	1,400	57,211
Multiplan Empreendimentos Imobiliarios SA	2,700	52,470
Natura Cosmeticos SA	8,421	80,866
Odontoprev SA	7,400	29,421
Petroleo Brasileiro SA *	106,607	496,296
Petroleo Brasileiro SA ADR *	13,494	125,899
Porto Seguro SA	9,600	88,026
Qualicorp SA	7,800	46,002
Raia Drogasil SA	10,700	218,070
Telefonica Brasil SA ADR	2,089	30,228
TIM Participacoes SA	51,700	125,588
TOTVS SA	5,028	46,969
Ultrapar Participacoes SA	13,647	298,189
Ultrapar Participacoes SA ADR	2,899	63,459
Vale SA	38,800	212,483
WEG SA	27,595	149,848

		7,421,504

Chile - 1.4%

AES Gener SA	91,534	30,186
Aguas Andinas SA ‘A’	94,304	60,578
Banco de Chile	346,893	38,760
Banco de Chile ADR	731	49,196
Banco de Credito e Inversiones	2,143	97,011
Banco Santander Chile	450,617	23,303
Banco Santander Chile ADR	4,061	84,022
Cencosud SA	24,437	73,405
Cia Cervecerias Unidas SA	1,697	17,147
Cia Cervecerias Unidas SA ADR	2,000	40,380
Colbun SA	330,373	65,827
Empresa Nacional de Electricidad SA	31,355	20,790
Empresa Nacional de Electricidad SA ADR	3,841	76,205
Empresa Nacional de Telecomunicaciones SA *	8,964	87,662
Empresas CMPC SA	62,043	123,496
Empresas COPEC SA	9,962	93,166
Endesa Americas SA	31,355	14,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Endesa Americas SA ADR	3,841	$52,622
Enersis Americas SA ADR	15,621	127,936
Enersis Chile SA ADR	15,621	74,200
Engie Energia Chile SA	6,662	10,489
Inversiones Aguas Metropolitanas SA	15,078	26,968
Itau CorpBanca	8,315,556	73,277
Latam Airlines Group SA *	12,460	100,148
Latam Airlines Group SA ADR *	10,513	85,366
Parque Arauco SA	810	1,831
SACI Falabella	20,932	153,476
Sigdo Koppers SA	8,610	11,037
Sociedad Quimica y Minera de Chile SA ADR	2,432	65,421
SONDA SA	17,471	33,834

		1,811,900

China - 14.5%

AAC Technologies Holdings Inc	18,000	181,872
Agricultural Bank of China Ltd ‘H’	451,000	194,533
Air China Ltd ‘H’	58,000	39,207
Alibaba Health Information Technology Ltd *	32,000	18,050
Aluminum Corp of China Ltd *	80,000	29,186
Angang Steel Co Ltd ‘H’ *	34,000	16,527
Anhui Conch Cement Co Ltd ‘H’	24,000	66,333
ANTA Sports Products Ltd	21,000	57,420
AviChina Industry & Technology Co Ltd ‘H’	66,000	44,767
BAIC Motor Corp Ltd ‘H’ ~	11,000	11,618
Bank of China Ltd ‘H’	1,477,400	682,269
Bank of Communications Co Ltd ‘H’	192,925	148,388
BBMG Corp ‘H’	73,000	28,315
Beijing Capital International Airport Co Ltd ‘H’	48,000	54,717
Beijing Enterprises Holdings Ltd	14,500	73,997
Beijing Enterprises Water Group Ltd *	78,000	53,174
Belle International Holdings Ltd	182,000	126,013
Brilliance China Automotive Holdings Ltd	72,000	81,236
BYD Co Ltd ‘H’ *	9,500	63,193
CGN Power Co Ltd ‘H’ ~	171,000	50,944
China CITIC Bank Corp Ltd ‘H’	155,000	103,676
China Coal Energy Co Ltd ‘H’ *	58,000	31,570
China Communications Construction Co Ltd ‘H’	85,000	90,206
China Communications Services Corp Ltd ‘H’	74,000	46,448
China Conch Venture Holdings Ltd	25,500	49,904
China Construction Bank Corp ‘H’	1,968,340	1,478,299
China Eastern Airlines Corp Ltd ‘H’ *	50,000	23,164
China Everbright Bank Co Ltd ‘H’	78,000	36,531
China Everbright International Ltd	63,000	75,531
China Evergrande Group	269,000	183,816
China Galaxy Securities Co Ltd ‘H’	121,500	111,751
China Hongqiao Group Ltd	61,500	55,612
China Huishan Dairy Holdings Co Ltd	88,000	32,947
China International Marine Containers Group Co Ltd ‘H’	10,400	12,314
China Jinmao Holdings Group Ltd	52,000	16,139
China Life Insurance Co Ltd ‘H’	109,000	285,598
China Longyuan Power Group Corp Ltd ‘H’	83,000	68,009
China Machinery Engineering Corp ‘H’	22,000	12,970
China Medical System Holdings Ltd	15,000	25,359
China Mengniu Dairy Co Ltd	55,000	102,941
China Merchants Bank Co Ltd ‘H’	94,300	239,808
China Merchants Port Holdings Co Ltd	22,528	60,431
China Minsheng Banking Corp Ltd ‘H’	136,500	158,575
China Mobile Ltd	43,000	528,228
China Mobile Ltd ADR	18,350	1,128,892
China National Building Material Co Ltd ‘H’	112,000	50,159
China Oilfield Services Ltd ‘H’	60,000	52,616
China Overseas Land & Investment Ltd	56,000	192,528
China Pacific Insurance Group Co Ltd ‘H’	36,400	136,130

	Shares	Value
China Petroleum & Chemical Corp ‘H’	556,400	$410,768
China Power International Development Ltd	100,000	38,745
China Railway Construction Corp Ltd ‘H’	51,000	58,439
China Railway Group Ltd ‘H’	87,000	63,606
China Resources Beer Holdings Co Ltd *	37,333	79,566
China Resources Gas Group Ltd	18,000	61,822
China Resources Land Ltd	72,444	204,249
China Resources Power Holdings Co Ltd	36,000	62,584
China Shenhua Energy Co Ltd ‘H’	53,000	104,753
China Shipping Container Lines Co Ltd ‘H’ *	112,000	24,144
China Shipping Development Co Ltd ‘H’	42,000	22,853
China Southern Airlines Co Ltd ‘H’	90,000	50,770
China State Construction International Holdings Ltd	42,000	55,575
China Taiping Insurance Holdings Co Ltd *	50,834	101,368
China Telecom Corp Ltd ‘H’	152,000	77,545
China Telecom Corp Ltd ADR	1,644	83,910
China Unicom Hong Kong Ltd	294,000	358,205
China Unicom Hong Kong Ltd ADR	5,313	64,712
China Vanke Co Ltd ‘H’	50,000	130,718
Chongqing Rural Commercial Bank Co Ltd ‘H’	94,000	58,296
CITIC Ltd	145,000	208,524
CITIC Securities Co Ltd ‘H’	44,000	94,364
CNOOC Ltd	36,000	45,414
CNOOC Ltd ADR	3,621	458,020
COSCO SHIPPING Ports Ltd	51,511	53,000
Country Garden Holdings Co Ltd	203,580	108,170
CRRC Corp Ltd ‘H’	83,000	75,557
CSPC Pharmaceutical Group Ltd	114,000	114,455
Datang International Power Generation Co Ltd ‘H’	64,000	17,172
Dongfeng Motor Group Co Ltd ‘H’	76,000	76,642
ENN Energy Holdings Ltd	22,000	107,701
Far East Horizon Ltd	44,000	41,857
Fosun International Ltd	38,792	58,743
Geely Automobile Holdings Ltd	145,000	130,565
GF Securities Co Ltd ‘H’	24,800	52,866
Great Wall Motor Co Ltd ‘H’	107,500	105,710
Guangdong Investment Ltd	62,000	99,042
Guangshen Railway Co Ltd ‘H’	24,000	12,482
Guangzhou Automobile Group Co Ltd ‘H’	32,000	41,386
Guangzhou R&F Properties Co Ltd ‘H’	56,800	90,008
Haitong Securities Co Ltd ‘H’	73,200	125,154
Hanergy Thin Film Power Group Ltd * +	122,000	1,238
Hengan International Group Co Ltd	17,500	146,041
Huadian Power International Corp Ltd ‘H’	64,000	28,887
Huaneng Power International Inc ‘H’	116,000	73,164
Huaneng Renewables Corp Ltd ‘H’	154,000	54,143
Huatai Securities Co Ltd ‘H’ ~	22,800	46,562
Huishang Bank Corp Ltd ‘H’	40,000	20,604
Industrial & Commercial Bank of China Ltd ‘H’	1,678,045	1,065,006
Jiangsu Expressway Co Ltd ‘H’	46,000	63,836
Jiangxi Copper Co Ltd ‘H’	44,000	50,537
Kunlun Energy Co Ltd	158,000	122,137
Lenovo Group Ltd	252,000	168,196
Longfor Properties Co Ltd	53,500	82,648
Metallurgical Corp of China Ltd ‘H’	69,000	22,714
Minth Group Ltd	4,000	14,111
New China Life Insurance Co Ltd ‘H’	19,900	88,891
PetroChina Co Ltd ‘H’	352,000	233,326
PICC Property & Casualty Co Ltd ‘H’	118,894	199,334
Ping An Insurance Group Co of China Ltd ‘H’	125,000	655,273
Qinqin Foodstuffs Group Cayman Co Ltd *	3,500	1,286
Semiconductor Manufacturing International Corp *	587,000	66,124
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	32,000	21,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Shanghai Electric Group Co Ltd ‘H’ *	46,000	$21,900
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	12,510
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	13,800	37,479
Shengjing Bank Co Ltd ‘H’ ~	5,500	5,691
Shenzhen International Holdings Ltd	15,500	25,870
Shenzhen Investment Ltd	60,000	28,799
Shenzhou International Group Holdings Ltd	10,000	69,978
Sihuan Pharmaceutical Holdings Group Ltd	72,000	15,872
Sino-Ocean Group Holding Ltd	144,036	66,867
Sinopec Engineering Group Co Ltd ‘H’	22,500	19,494
Sinopec Oilfield Service Corp ‘H’ *	50,000	9,694
Sinopec Shanghai Petrochemical Co Ltd ‘H’	56,000	28,438
Sinopharm Group Co Ltd ‘H’	42,400	205,357
SOHO China Ltd	38,000	20,618
Sunny Optical Technology Group Co Ltd	12,000	59,624
Tencent Holdings Ltd	123,600	3,436,329
The People’s Insurance Co Group of China Ltd ‘H’	257,000	105,846
Tingyi Cayman Islands Holding Corp	68,000	79,110
TravelSky Technology Ltd ‘H’	22,000	52,510
Tsingtao Brewery Co Ltd ‘H’	6,000	23,487
Want Want China Holdings Ltd	131,000	81,526
Weichai Power Co Ltd ‘H’	40,400	54,511
Yanzhou Coal Mining Co Ltd ‘H’	56,000	37,966
Zhejiang Expressway Co Ltd ‘H’	50,000	52,970
Zhuzhou CRRC Times Electric Co Ltd	8,000	41,793
Zijin Mining Group Co Ltd ‘H’	112,000	35,889
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	13,012
ZTE Corp ‘H’	11,600	16,986

		19,527,143

Colombia - 0.5%

Almacenes Exito SA	8,809	44,910
Banco de Bogota SA	1,231	26,726
Bancolombia SA	10,505	95,091
Cementos Argos SA (BOG)	14,128	56,250
Cemex Latam Holdings SA *	2,662	10,119
Corp Financiera Colombiana SA	1,949	25,592
Ecopetrol SA *	69,336	30,059
Ecopetrol SA ADR *	6,782	59,410
Empresa de Energia de Bogota SA ESP	42,482	27,625
Grupo Argos SA	7,791	50,313
Grupo de Inversiones Suramericana SA	7,295	95,180
Grupo Nutresa SA	2,634	23,149
Interconexion Electrica SA ESP	22,633	76,533

		620,957

Cyprus - 0.0%

Globaltrans Investment PLC GDR ~	371	1,744

Czech Republic - 0.2%

CEZ AS	9,488	169,501
Komercni banka AS	2,300	79,759
O2 Czech Republic AS	1,304	12,669
Unipetrol AS	1,776	13,394

		275,323

Egypt - 0.2%

Commercial International Bank Egypt SAE GDR	48,112	189,802
Global Telecom Holding SAE GDR *	16,470	31,952

		221,754

Greece - 0.2%

Alpha Bank AE *	1,371	2,295
FF Group *	1,448	36,018

	Shares	Value
Hellenic Petroleum SA *	3,272	$14,571
Hellenic Telecommunications Organization SA	8,164	71,646
JUMBO SA	3,234	40,414
Motor Oil Hellas Corinth Refineries SA	181	2,033
Mytilineos Holdings SA	3,748	17,619
National Bank of Greece SA *	4,232	885
OPAP SA	9,355	79,182
Piraeus Bank SA *	635	97
Public Power Corp SA *	4,036	12,101
Titan Cement Co SA	1,910	45,090

		321,951

Hong Kong - 0.5%

Alibaba Pictures Group Ltd *	180,000	37,843
China Gas Holdings Ltd	48,000	76,371
China Overseas Property Holdings Ltd	38,666	8,066
China Resources Cement Holdings Ltd	50,000	20,125
Fullshare Holdings Ltd	72,500	42,208
GCL-Poly Energy Holdings Ltd	286,000	38,337
Haier Electronics Group Co Ltd	38,000	63,209
Lee & Man Paper Manufacturing Ltd	30,000	27,405
Nine Dragons Paper Holdings Ltd	17,000	16,030
Shimao Property Holdings Ltd	92,426	126,322
Sino Biopharmaceutical Ltd	114,000	77,113
Sun Art Retail Group Ltd	99,500	68,821

		601,850

Hungary - 0.4%

Magyar Telekom Telecommunications PLC	23,891	39,211
MOL Hungarian Oil & Gas PLC	3,425	212,187
OTP Bank PLC	7,955	208,991
Richter Gedeon Nyrt	4,519	91,838

		552,227

India - 12.5%

3M India Ltd *	61	11,823
ABB India Ltd	264	4,533
ACC Ltd	2,300	55,427
Adani Enterprises Ltd	9,742	9,650
Adani Ports & Special Economic Zone Ltd	43,557	168,474
Adani Power Ltd *	28,871	10,836
Adani Transmission Ltd *	9,742	5,610
Aditya Birla Fashion & Retail Ltd *	18,798	38,968
Aditya Birla Nuvo Ltd	3,615	74,162
Amara Raja Batteries Ltd	2,057	31,284
Ambuja Cements Ltd	16,123	61,092
Apollo Hospitals Enterprise Ltd	3,800	75,054
Ashok Leyland Ltd	56,797	68,088
Asian Paints Ltd	15,248	266,193
Aurobindo Pharma Ltd	16,098	207,240
Axis Bank Ltd	52,177	425,549
Bajaj Auto Ltd	4,412	187,648
Bajaj Finance Ltd	10,080	160,085
Bajaj Finserv Ltd	3,334	153,949
Bajaj Holdings & Investment Ltd	1,540	44,226
Bank of Baroda *	23,285	58,737
Berger Paints India Ltd	6,790	26,672
Bharat Forge Ltd	6,522	89,419
Bharat Heavy Electricals Ltd	34,275	69,615
Bharat Petroleum Corp Ltd	6,990	64,401
Bharti Airtel Ltd	45,402	214,536
Blue Dart Express Ltd	164	13,517
Bosch Ltd	174	59,629
Britannia Industries Ltd	431	21,804
Cadila Healthcare Ltd	9,220	53,803
Cairn India Ltd	17,997	54,365
Canara Bank *	3,000	13,932
Castrol India Ltd	5,177	36,975
Cipla Ltd	14,351	125,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Colgate-Palmolive India Ltd	2,824	$41,205
Container Corp of India Ltd	2,095	43,501
CRISIL Ltd	512	17,173
Cummins India Ltd	2,832	38,560
Dabur India Ltd	18,862	76,952
Divi’s Laboratories Ltd	4,904	95,273
DLF Ltd	19,173	42,187
Dr Reddy’s Laboratories Ltd	3,233	150,861
Dr Reddy’s Laboratories Ltd ADR	1,737	80,632
Eicher Motors Ltd	469	175,283
Emami Ltd	2,555	44,941
GAIL India Ltd	14,230	80,265
GAIL India Ltd GDR ~	280	9,478
GlaxoSmithKline Consumer Healthcare Ltd	576	52,229
GlaxoSmithKline Pharmaceuticals Ltd	313	13,074
Glenmark Pharmaceuticals Ltd	6,946	96,573
Godrej Consumer Products Ltd	5,182	123,691
Havells India Ltd	13,558	85,314
HCL Technologies Ltd	29,373	353,391
HDFC Bank Ltd	34,344	657,658
Hero MotoCorp Ltd	4,335	222,727
Hindalco Industries Ltd	42,940	98,819
Hindustan Petroleum Corp Ltd	7,182	45,794
Hindustan Unilever Ltd	32,504	424,074
Housing Development Finance Corp Ltd	45,298	950,126
ICICI Bank Ltd	82,555	311,829
ICICI Bank Ltd ADR	4,159	31,068
IDBI Bank Ltd	13,230	13,679
Idea Cellular Ltd	89,649	106,762
IDFC Bank Ltd	16,783	20,184
IDFC Ltd *	16,783	16,981
Indiabulls Housing Finance Ltd	19,168	238,764
Indian Oil Corp Ltd	24,335	213,091
IndusInd Bank Ltd	11,380	204,877
Infosys Ltd	62,098	965,763
Infosys Ltd ADR	13,064	206,150
ITC Ltd	140,820	511,015
JSW Energy Ltd	26,629	29,328
JSW Steel Ltd	9,048	235,370
Kotak Mahindra Bank Ltd	17,155	200,595
Larsen & Toubro Ltd	9,493	204,788
LIC Housing Finance Ltd	18,424	160,583
Lupin Ltd	9,856	220,455
Mahindra & Mahindra Financial Services Ltd	7,395	40,538
Mahindra & Mahindra Ltd	17,779	376,027
Marico Ltd	12,190	50,506
Maruti Suzuki India Ltd	4,375	360,606
Max Financial Services Ltd	1,660	13,904
Max India Ltd *	1,660	3,471
Max Ventures & Industries Ltd *	332	250
Motherson Sumi Systems Ltd	12,865	61,609
MRF Ltd	89	68,101
Nestle India Ltd	1,075	103,964
NHPC Ltd	64,839	24,377
NTPC Ltd	44,641	99,393
Oil & Natural Gas Corp Ltd	20,025	77,448
Oil India Ltd	4,590	27,641
Oracle Financial Services Software Ltd	841	40,785
Page Industries Ltd	208	47,228
Petronet LNG Ltd	9,572	49,673
Pidilite Industries Ltd	3,936	40,346
Power Finance Corp Ltd	42,926	77,776
Power Grid Corp of India Ltd	50,331	133,631
Procter & Gamble Hygiene & Health Care Ltd	285	29,130
Punjab National Bank *	2,931	6,215
Reliance Communications Ltd *	45,521	31,813
Reliance Industries Ltd	40,559	661,959
Reliance Industries Ltd GDR ~	424	13,907
Reliance Infrastructure Ltd	4,091	33,965

	Shares	Value
Reliance Power Ltd	15,483	$11,113
Rural Electrification Corp Ltd (BSE) *	18,773	33,995
Rural Electrification Corp Ltd (XNSE)	18,773	33,995
Shree Cement Ltd	304	77,907
Shriram Transport Finance Co Ltd	6,906	120,749
Siemens Ltd	805	15,019
State Bank of India	45,363	171,833
Sun Pharmaceutical Industries Ltd	28,952	323,647
Sun TV Network Ltd	2,254	17,134
Tata Consultancy Services Ltd	21,054	769,420
Tata Global Beverages Ltd	2,671	5,609
Tata Motors Ltd	30,172	241,667
Tata Motors Ltd ADR	3,376	134,972
Tata Power Co Ltd	60,630	68,792
Tata Steel Ltd	19,553	110,196
Tech Mahindra Ltd	18,208	115,106
Titan Co Ltd	14,324	85,151
Torrent Pharmaceuticals Ltd	2,397	58,537
TVS Motor Co Ltd	2,603	14,345
UltraTech Cement Ltd	1,600	92,650
United Breweries Ltd	2,860	38,894
United Spirits Ltd *	1,444	53,559
UPL Ltd	20,744	210,540
Vedanta Ltd	71,582	185,756
Vedanta Ltd ADR	3,338	34,615
Wipro Ltd	21,430	154,268
Yes Bank Ltd	5,984	113,073
Zee Entertainment Enterprises Ltd	16,197	133,329

		16,773,722

Indonesia - 3.3%

P.T. Adaro Energy Tbk	404,800	37,564
P.T. Alam Sutera Realty Tbk *	344,500	12,226
P.T. Astra International Tbk	641,300	406,920
P.T. Bank Central Asia Tbk	388,200	468,234
P.T. Bank CIMB Niaga Tbk *	15,911	1,012
P.T. Bank Danamon Indonesia Tbk	137,000	42,585
P.T. Bank Mandiri Persero Tbk	374,729	323,325
P.T. Bank Negara Indonesia Persero Tbk	322,500	137,577
P.T. Bank Pan Indonesia Tbk *	133,300	8,443
P.T. Bank Rakyat Indonesia Persero Tbk	465,300	436,608
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	3,237
P.T. Bumi Serpong Damai Tbk	255,000	43,217
P.T. Charoen Pokphand Indonesia Tbk	220,700	59,454
P.T. Ciputra Development Tbk	965,579	118,008
P.T. Global Mediacom Tbk	344,000	23,518
P.T. Gudang Garam Tbk	16,200	77,086
P.T. Indo Tambangraya Megah Tbk	28,700	24,048
P.T. Indocement Tunggal Prakarsa Tbk	61,900	82,530
P.T. Indofood CBP Sukses Makmur Tbk	96,000	69,875
P.T. Indofood Sukses Makmur Tbk	334,500	223,709
P.T. Indosat Tbk *	30,500	14,080
P.T. Jasa Marga Persero Tbk	97,200	34,345
P.T. Kalbe Farma Tbk	831,800	109,596
P.T. Lippo Karawaci Tbk	665,900	50,694
P.T. Matahari Department Store Tbk	106,000	150,513
P.T. Matahari Putra Prima Tbk	21,100	2,868
P.T. Mayora Indah Tbk	296,775	33,996
P.T. Media Nusantara Citra Tbk	211,800	32,904
P.T. MNC Investama Tbk *	545,500	6,061
P.T. Pembangunan Perumahan Persero Tbk	20,100	6,473
P.T. Perusahaan Gas Negara Persero Tbk	400,600	88,504
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	110,700	12,719
P.T. Semen Indonesia Persero Tbk	152,400	118,385
P.T. Summarecon Agung Tbk	187,400	25,337
P.T. Surya Citra Media Tbk	211,400	45,499
P.T. Telekomunikasi Indonesia Persero Tbk	572,300	190,569

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
P.T. Telekomunikasi Indonesia Persero Tbk ADR	5,480	$362,118
P.T. Tower Bersama Infrastructure Tbk	63,000	29,483
P.T. Trada Maritime Tbk *	392,600	1,504
P.T. Unilever Indonesia Tbk	65,200	222,906
P.T. United Tractors Tbk	178,796	243,596
P.T. Vale Indonesia Tbk *	75,500	17,147
P.T. Waskita Karya Persero Tbk	106,000	21,329
P.T. XL Axiata Tbk *	205,000	42,502

		4,462,304

Malaysia - 3.8%

Aeon Co M Bhd	28,400	19,886
AirAsia Bhd	76,100	51,425
Alliance Financial Group Bhd	47,300	42,548
AMMB Holdings Bhd	153,600	152,026
Astro Malaysia Holdings Bhd	60,500	39,938
Axiata Group Bhd	100,105	126,362
Batu Kawan Bhd	4,200	18,406
Berjaya Sports Toto Bhd	43,798	35,055
BIMB Holdings Bhd	32,700	32,736
Boustead Holdings Bhd	6,468	3,378
British American Tobacco Malaysia Bhd	4,700	55,848
Bumi Armada Bhd *	114,550	19,456
Bursa Malaysia Bhd	6,300	13,436
Cahya Mata Sarawak Bhd	15,700	14,426
Carlsberg Brewery Malaysia Bhd ‘B’	9,600	34,124
CIMB Group Holdings Bhd	101,601	115,950
Dialog Group Bhd	82,252	29,068
DiGi.Com Bhd	138,700	167,024
DRB-Hicom Bhd	28,100	9,869
Felda Global Ventures Holdings Bhd	82,200	46,594
Gamuda Bhd	52,800	62,561
Genting Bhd	170,500	327,284
Genting Malaysia Bhd	92,200	101,502
Genting Plantations Bhd	8,800	23,407
HAP Seng Consolidated Bhd	26,700	49,713
Hartalega Holdings Bhd	44,800	50,265
Heineken Malaysia Bhd	2,300	9,875
Hong Leong Bank Bhd	21,172	67,288
Hong Leong Financial Group Bhd	22,236	83,037
IHH Healthcare Bhd	55,300	84,645
IJM Corp Bhd	128,900	100,061
IOI Corp Bhd	127,546	137,432
IOI Properties Group Bhd	87,125	52,458
Kuala Lumpur Kepong Bhd	10,400	60,398
Lafarge Malaysia Bhd	16,800	32,174
Malayan Banking Bhd	144,044	261,458
Malaysia Airports Holdings Bhd	29,600	46,810
Maxis Bhd	83,700	124,838
MISC Bhd	69,160	126,262
MMC Corp Bhd	37,500	20,675
Petronas Chemicals Group Bhd	109,300	175,758
Petronas Dagangan Bhd	10,900	61,939
Petronas Gas Bhd	21,000	111,127
PPB Group Bhd	22,000	86,183
Press Metal Bhd	28,400	29,506
Public Bank Bhd	105,270	504,522
QL Resources Bhd	28,600	30,672
RHB Bank Bhd	45,362	51,039
SapuraKencana Petroleum Bhd *	338,300	129,184
Sime Darby Bhd	89,109	165,088
SP Setia Bhd Group	13,900	11,730
Sunway Bhd	31,700	23,763
Telekom Malaysia Bhd	30,692	50,374
Tenaga Nasional Bhd	112,100	387,627
Top Glove Corp Bhd	28,300	34,900
UEM Sunrise Bhd	41,900	11,991
UMW Holdings Bhd	23,300	32,940
Westports Holdings Bhd	60,500	64,277

	Shares	Value
YTL Corp Bhd	473,508	$204,952
YTL Power International Bhd	57,750	22,343

		5,039,613

Mexico - 4.9%

Alfa SAB de CV ‘A’	228,977	357,346
Alpek SAB de CV	38,739	65,771
America Movil SAB de CV ‘L’	1,074,116	613,235
America Movil SAB de CV ‘L’ ADR	5,660	64,750
Arca Continental SAB de CV	25,595	152,292
Cemex SAB de CV *	688,319	545,266
Coca-Cola Femsa SAB de CV ‘L’	11,720	88,037
Coca-Cola Femsa SAB de CV ADR	1,206	90,450
El Puerto de Liverpool SAB de CV	5,511	57,765
Fomento Economico Mexicano SAB de CV	35,085	323,441
Fomento Economico Mexicano SAB de CV ADR	2,202	202,672
Gruma SAB de CV ‘B’	14,549	191,293
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	3,400	32,284
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	119,757
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	57,954
Grupo Aeroportuario del Sureste SAB de CV ADR	626	91,659
Grupo Bimbo SAB de CV ‘A’	80,402	211,934
Grupo Carso SAB de CV ‘A1’	19,967	79,787
Grupo Elektra SAB de CV	3,664	47,446
Grupo Financiero Banorte SAB de CV ‘O’	70,533	369,876
Grupo Financiero Inbursa SAB de CV ‘O’	93,465	147,502
Grupo Financiero Santander Mexico SAB de CV ‘B’	91,352	160,375
Grupo Lala SAB de CV	28,003	53,335
Grupo Mexico SAB de CV ‘B’	189,767	463,707
Grupo Sanborns SAB de CV	6,971	7,863
Grupo Televisa SAB	136,880	703,328
Grupo Televisa SAB ADR	4,494	115,451
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	20,585	27,603
Industrias Penoles SAB de CV	7,402	177,925
Infraestructura Energetica Nova SAB de CV	8,572	33,510
Kimberly-Clark de Mexico SAB de CV ‘A’	71,000	160,603
La Comer SAB de CV *	28,445	26,025
Megacable Holdings SAB de CV	17,211	65,969
Mexichem SAB de CV	56,236	125,873
OHL Mexico SAB de CV *	19,300	25,601
Organizacion Soriana SAB de CV ‘B’ *	20,543	50,897
Promotora y Operadora de Infraestructura SAB de CV	7,455	79,991
Telesites SAB de CV *	59,366	33,403
Wal-Mart de Mexico SAB de CV	192,480	422,687

		6,644,663

Netherlands - 0.5%

Steinhoff International Holdings NV	113,052	647,438
VimpelCom Ltd ADR	22,832	79,456

		726,894

Peru - 0.4%

Cia de Minas Buenaventura SAA ADR *	4,718	65,297
Credicorp Ltd	2,650	403,383
Grana y Montero SAA ADR	1,724	14,378

		483,058

Philippines - 1.8%

Aboitiz Equity Ventures Inc	73,620	115,287
Aboitiz Power Corp	50,900	48,020
Alliance Global Group Inc	156,400	51,422
Ayala Corp	5,360	94,967

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Ayala Land Inc	198,600	$161,643
Bank of the Philippine Islands	37,147	80,430
BDO Unibank Inc	77,133	174,953
DMCI Holdings Inc	364,150	90,829
Emperador Inc	61,300	9,164
Energy Development Corp	583,200	71,199
First Gen Corp	55,200	28,529
Globe Telecom Inc	1,415	59,740
GT Capital Holdings Inc	4,440	132,335
International Container Terminal Services Inc	36,630	58,317
JG Summit Holdings Inc	80,900	124,557
Jollibee Foods Corp	15,970	81,423
LT Group Inc	131,900	41,671
Manila Electric Co	11,550	73,978
Megaworld Corp	589,000	57,599
Metro Pacific Investments Corp	714,200	104,674
Metropolitan Bank & Trust Co	21,841	38,489
Petron Corp	135,200	28,439
Philippine National Bank	15,007	18,041
PLDT Inc	4,350	153,860
Puregold Price Club Inc	22,000	19,280
Robinsons Land Corp	84,400	54,013
Robinsons Retail Holdings Inc	15,840	24,572
San Miguel Corp	34,960	58,825
Security Bank Corp	7,520	37,533
Semirara Mining & Power Corp	11,270	26,470
SM Investments Corp	6,432	89,575
SM Prime Holdings Inc	220,500	128,426
Top Frontier Investment Holdings Inc *	1,506	7,049
Universal Robina Corp	36,510	134,364

		2,479,673

Poland - 1.4%

Alior Bank SA *	2,296	27,882
Asseco Poland SA	812	11,838
Bank Handlowy w Warszawie SA	1,636	32,538
Bank Millennium SA *	27,559	40,431
Bank Pekao SA	3,765	121,901
Bank Zachodni WBK SA	1,407	114,538
CCC SA	520	24,084
Cyfrowy Polsat SA *	8,700	55,757
Enea SA *	12,017	26,766
Energa SA	5,420	10,640
Eurocash SA	2,180	24,246
Getin Noble Bank SA * +	46,578	5,603
Grupa Azoty SA	2,356	37,980
Grupa Lotos SA *	5,099	37,975
ING Bank Slaski SA	1,403	54,283
KGHM Polska Miedz SA	7,335	142,920
LPP SA	32	32,960
mBank SA *	936	83,727
Orange Polska SA	30,618	48,020
PGE Polska Grupa Energetyczna SA	73,997	196,589
Polski Koncern Naftowy ORLEN SA	14,900	253,407
Polskie Gornictwo Naftowe i Gazownictwo SA	65,767	86,913
Powszechna Kasa Oszczednosci Bank Polski SA	25,751	175,906
Powszechny Zaklad Ubezpieczen SA	19,840	126,605
Synthos SA *	25,885	29,455
Tauron Polska Energia SA *	58,157	39,573

		1,842,537

Romania - 0.1%

New Europe Property Investments PLC	5,724	64,863

Russia - 1.8%

Gazprom PJSC ADR	108,175	455,988
Lenta Ltd GDR * ~	5,901	47,802

	Shares	Value
Lukoil PJSC ADR	7,380	$359,870
Magnitogorsk Iron & Steel OJSC GDR ~	7,310	43,338
Mail.Ru Group Ltd GDR * ~	1,186	20,802
MegaFon PJSC GDR ~	2,268	21,617
MMC Norilsk Nickel PJSC ADR	13,414	214,398
Novatek OJSC GDR (LI) ~	1,905	209,998
Novolipetsk Steel PJSC GDR	2,810	36,527
PhosAgro PJSC GDR ~	1,806	23,297
Rosneft PJSC GDR ~	24,830	135,817
Rostelecom PJSC ADR	5,299	39,790
RusHydro PJSC ADR	35,932	42,759
Sberbank of Russia PJSC ADR	41,971	394,000
Severstal PJSC GDR ~	3,498	42,212
Tatneft PJSC ADR	4,947	152,525
VTB Bank PJSC GDR ~	79,930	178,055
X5 Retail Group NV GDR *	2,158	62,580

		2,481,375

South Africa - 7.8%

Anglo American Platinum Ltd *	3,104	87,326
AngloGold Ashanti Ltd *	2,970	47,468
AngloGold Ashanti Ltd ADR *	38,504	612,984
Aspen Pharmacare Holdings Ltd	9,792	221,146
AVI Ltd	17,921	122,695
Barclays Africa Group Ltd	30,306	334,597
Barloworld Ltd	1,621	9,816
Bid Corp Ltd	14,720	278,228
Capitec Bank Holdings Ltd	2,458	115,180
Coronation Fund Managers Ltd	7,445	38,135
Discovery Ltd	22,729	187,361
Distell Group Ltd	2,585	31,762
Exxaro Resources Ltd	5,603	34,445
FirstRand Ltd	142,210	492,715
Gold Fields Ltd	10,074	48,833
Gold Fields Ltd ADR	66,348	321,788
Impala Platinum Holdings Ltd *	32,342	163,425
Imperial Holdings Ltd	14,853	181,362
Investec Ltd	18,576	114,026
Kumba Iron Ore Ltd *	4,569	41,242
Liberty Holdings Ltd	12,024	102,177
Life Healthcare Group Holdings Ltd	58,183	160,965
Massmart Holdings Ltd	5,857	50,667
MMI Holdings Ltd	73,273	119,325
Mondi Ltd	6,082	127,795
Mr Price Group Ltd	13,415	148,402
MTN Group Ltd	63,416	543,655
Naspers Ltd ‘N’	7,847	1,358,103
Nedbank Group Ltd	13,784	224,197
Netcare Ltd	52,961	130,002
Pick n Pay Stores Ltd	15,912	79,792
Pioneer Foods Group Ltd	5,812	73,342
PSG Group Ltd	3,986	58,365
Sanlam Ltd	88,993	414,693
Sappi Ltd *	40,675	210,452
Sasol Ltd	1,846	50,434
Sasol Ltd ADR	21,106	576,616
Shoprite Holdings Ltd	31,560	440,976
Sibanye Gold Ltd	48,027	170,755
Standard Bank Group Ltd	55,694	572,275
Telkom SA SOC Ltd	20,501	90,391
The Bidvest Group Ltd	18,993	223,947
The Foschini Group Ltd	14,340	145,523
The SPAR Group Ltd	9,860	138,115
Tiger Brands Ltd	8,015	222,229
Truworths International Ltd	28,551	147,973
Vodacom Group Ltd	16,269	182,792
Woolworths Holdings Ltd	49,314	278,433

		10,526,925

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
South Korea - 15.2%

Amorepacific Corp	975	$345,757
AMOREPACIFIC Group	852	128,726
BGF retail Co Ltd	267	46,922
BNK Financial Group Inc	12,953	101,400
Celltrion Inc *	1,552	150,656
Cheil Worldwide Inc	2,070	30,209
CJ CGV Co Ltd	571	43,606
CJ CheilJedang Corp	417	138,004
CJ Corp	600	101,877
CJ E&M Corp	784	54,414
CJ Korea Express Corp *	204	39,988
Com2uSCorp *	318	29,013
Cosmax Inc	174	24,059
Coway Co Ltd	2,109	183,199
Daelim Industrial Co Ltd	1,182	89,509
Daesang Corp	153	4,116
Daewoo Engineering & Construction Co Ltd *	1,660	9,661
DGB Financial Group Inc	9,901	81,525
Dongbu Insurance Co Ltd	2,523	156,855
Dongsuh Cos Inc	428	11,399
Doosan Corp	391	36,060
Doosan Heavy Industries & Construction Co Ltd	1,212	28,681
Doosan Infracore Co Ltd *	4,940	35,688
E-MART Inc	793	113,782
Eo Technics Co Ltd	353	20,866
Grand Korea Leisure Co Ltd	688	15,430
Green Cross Holdings Corp	776	20,257
GS Engineering & Construction Corp *	1,864	50,111
GS Holdings Corp	4,255	208,041
GS Retail Co Ltd	865	38,807
Halla Holdings Corp	275	16,933
Hana Financial Group Inc	12,927	329,107
Hana Tour Service Inc	93	5,911
Hankook Tire Co Ltd	4,363	235,892
Hanmi Pharm Co Ltd	181	84,102
Hanmi Science Co Ltd	320	33,351
Hanon Systems	6,375	72,129
Hanssem Co Ltd	298	47,833
Hanwha Chemical Corp	3,924	86,920
Hanwha Corp	3,808	121,905
Hanwha Life Insurance Co Ltd	10,020	52,543
Hanwha Techwin Co Ltd	1,186	68,817
Hite Jinro Co Ltd	600	12,316
Hotel Shilla Co Ltd	695	38,382
Hyosung Corp	1,050	124,756
Hyundai Department Store Co Ltd	519	56,081
Hyundai Development Co-Engineering & Construction	1,541	72,235
Hyundai Engineering & Construction Co Ltd	3,260	117,319
Hyundai Glovis Co Ltd	599	98,924
Hyundai Greenfood Co Ltd	1,577	23,126
Hyundai Heavy Industries Co Ltd *	1,525	192,809
Hyundai Marine & Fire Insurance Co Ltd	4,064	134,170
Hyundai Mipo Dockyard Co Ltd *	263	17,880
Hyundai Mobis Co Ltd	1,278	320,722
Hyundai Motor Co	4,636	572,924
Hyundai Securities Co Ltd	7,124	46,581
Hyundai Steel Co	4,727	219,733
Hyundai Wia Corp	924	73,091
Industrial Bank of Korea	10,173	110,914
IS Dongseo Co Ltd	234	11,814
Kakao Corp	523	39,012
Kangwon Land Inc	3,635	129,890
KB Financial Group Inc	10,035	345,153
KB Financial Group Inc ADR	200	6,842
KB Insurance Co Ltd	2,324	57,644

	Shares	Value
KCC Corp	231	$83,244
KEPCO Plant Service & Engineering Co Ltd	980	51,610
Kia Motors Corp	8,395	322,551
KIWOOM Securities Co Ltd	349	22,811
Kolon Industries Inc	585	44,190
Komipharm International Co Ltd *	371	14,548
Korea Aerospace Industries Ltd	2,070	144,259
Korea Electric Power Corp	5,664	277,458
Korea Electric Power Corp ADR	2,208	53,831
Korea Gas Corp	1,256	50,703
Korea Investment Holdings Co Ltd	1,446	53,885
Korea Kolmar Co Ltd	317	27,824
Korea Petrochemical Ind Co Ltd	153	29,925
Korea Zinc Co Ltd	256	112,326
Korean Air Lines Co Ltd *	2,257	71,874
Korean Reinsurance Co	2,895	30,644
KT&G Corp	3,291	374,777
Kumho Petrochemical Co Ltd	349	22,338
Kumho Tire Co Inc *	4,530	46,647
Leaders Cosmetics Co Ltd *	371	8,472
LG Chem Ltd	1,111	245,723
LG Corp	2,696	159,322
LG Display Co Ltd	18,799	480,598
LG Display Co Ltd ADR	2,409	30,642
LG Electronics Inc	5,973	260,855
LG Household & Health Care Ltd	291	253,242
LG Innotek Co Ltd	671	47,977
LG International Corp	1,434	45,698
LG Uplus Corp	14,813	158,419
Loen Entertainment Inc *	353	25,071
Lotte Chemical Corp	617	168,189
Lotte Chilsung Beverage Co Ltd	17	24,733
Lotte Confectionery Co Ltd	320	51,218
Lotte Shopping Co Ltd	453	85,302
LS Corp	613	32,567
LS Industrial Systems Co Ltd	905	34,692
Macquarie Korea Infrastructure Fund	12,567	100,527
Mando Corp	356	80,200
Medy-Tox Inc	142	58,362
Meritz Financial Group Inc	1,974	21,150
Meritz Fire & Marine Insurance Co Ltd	2,574	36,050
Meritz Securities Co Ltd	15,639	48,215
Mirae Asset Daewoo Co Ltd	9,416	67,417
Mirae Asset Securities Co Ltd	1,725	35,995
NAVER Corp	900	724,556
NCSoft Corp	428	115,453
Nexen Tire Corp	2,814	37,924
NH Investment & Securities Co Ltd	4,084	37,319
NongShim Co Ltd	91	25,981
OCI Co Ltd *	806	69,008
Orion Corp	99	74,611
Ottogi Corp	8	5,466
Paradise Co Ltd	524	7,607
POSCO	718	148,819
POSCO ADR	3,780	193,082
Posco Daewoo Corp	1,518	34,122
S-1 Corp	539	49,797
S-Oil Corp	1,184	87,978
Samlip General Foods Co Ltd	148	26,703
Samsung C&T Corp	1,458	198,172
Samsung Card Co Ltd	1,584	72,360
Samsung Electro-Mechanics Co Ltd	2,559	114,237
Samsung Electronics Co Ltd	3,352	4,883,066
Samsung Fire & Marine Insurance Co Ltd	1,235	314,557
Samsung Heavy Industries Co Ltd *	7,256	62,217
Samsung Life Insurance Co Ltd	1,862	178,818
Samsung SDS Co Ltd	583	82,021
Samsung Securities Co Ltd	2,429	76,948
Shinhan Financial Group Co Ltd	10,714	392,396
Shinhan Financial Group Co Ltd ADR	253	9,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Shinsegae Inc	332	$54,923
SK Chemicals Co Ltd	559	34,491
SK Holdings Co Ltd	1,314	254,285
SK Hynix Inc	19,167	703,619
SK Innovation Co Ltd	2,028	300,483
SK Materials Co Ltd	252	36,300
SK Networks Co Ltd	5,068	30,988
SK Telecom Co Ltd	174	35,677
SK Telecom Co Ltd ADR	3,000	67,800
Woori Bank	14,652	152,294
Young Poong Corp	5	4,811
Youngone Corp	379	12,801
Yuhan Corp	143	36,161

		20,459,530

Taiwan - 15.3%

Acer Inc	129,789	60,533
Advanced Semiconductor Engineering Inc	381,000	457,566
Advantech Co Ltd	14,491	124,727
Airtac International Group	5,250	46,908
Asia Cement Corp	112,784	98,793
Asustek Computer Inc	19,667	175,802
AU Optronics Corp	673,000	247,060
AU Optronics Corp ADR	8,622	31,470
Casetek Holdings Ltd	8,000	29,289
Catcher Technology Co Ltd	37,000	302,753
Cathay Financial Holding Co Ltd	219,600	282,354
Chailease Holding Co Ltd	58,360	103,936
Chang Hwa Commercial Bank Ltd	276,159	141,775
Cheng Shin Rubber Industry Co Ltd	81,178	171,250
Chicony Electronics Co Ltd	35,579	90,239
China Airlines Ltd	199,436	59,580
China Development Financial Holding Corp	611,834	156,736
China Life Insurance Co Ltd	142,919	131,292
China Motor Corp	20,000	15,187
China Petrochemical Development Corp *	18,095	4,438
China Steel Chemical Corp	3,000	9,930
China Steel Corp	277,007	195,814
Chipbond Technology Corp	27,000	39,722
Chunghwa Telecom Co Ltd	57,000	201,024
Chunghwa Telecom Co Ltd ADR	6,113	214,138
Clevo Co	17,000	15,943
Compal Electronics Inc	267,092	165,369
CTBC Financial Holding Co Ltd	522,310	304,455
CTCI Corp	45,000	66,033
Delta Electronics Inc	63,150	338,270
E.Sun Financial Holding Co Ltd	378,405	216,233
Eclat Textile Co Ltd	8,494	101,769
Epistar Corp *	40,000	30,446
Eternal Materials Co Ltd	32,400	34,933
Eva Airways Corp	183,220	83,726
Evergreen Marine Corp Taiwan Ltd *	110,410	42,745
Far Eastern Department Stores Ltd	65,639	35,471
Far Eastern International Bank	112,850	32,304
Far Eastern New Century Corp	135,965	102,008
Far EasTone Telecommunications Co Ltd	57,000	134,773
Feng TAY Enterprise Co Ltd	14,396	64,057
First Financial Holding Co Ltd	411,005	218,883
Formosa Chemicals & Fibre Corp	81,446	219,768
Formosa Petrochemical Corp	35,000	105,515
Formosa Plastics Corp	88,292	219,871
Foxconn Technology Co Ltd	55,144	162,599
Fubon Financial Holding Co Ltd	223,343	331,866
Giant Manufacturing Co Ltd	18,000	127,300
Highwealth Construction Corp	67,700	104,913
Hiwin Technologies Corp	11,819	62,041
Hon Hai Precision Industry Co Ltd	447,321	1,132,018
Hota Industrial Manufacturing Co Ltd	8,000	39,103
Hotai Motor Co Ltd	9,000	105,704
HTC Corp *	30,572	85,511

	Shares	Value
Hua Nan Financial Holdings Co Ltd	332,092	$170,423
Innolux Corp	819,390	278,481
Inotera Memories Inc *	180,000	158,868
Inventec Corp	116,000	95,227
Kenda Rubber Industrial Co Ltd	32,178	51,393
King Slide Works Co Ltd	4,000	51,872
King Yuan Electronics Co Ltd	55,000	48,901
King’s Town Bank Co Ltd	34,000	28,769
Kinsus Interconnect Technology Corp	12,000	28,090
Largan Precision Co Ltd	4,000	487,506
LCY Chemical Corp	24,000	29,544
Lite-On Technology Corp	126,855	183,398
Makalot Industrial Co Ltd	5,174	24,850
MediaTek Inc	39,020	299,592
Mega Financial Holding Co Ltd	398,725	281,263
Merida Industry Co Ltd	8,400	39,799
Micro-Star International Co Ltd	32,000	83,427
Nan Ya Plastics Corp	118,394	235,145
Nanya Technology Corp	33,162	41,664
Novatek Microelectronics Corp	26,000	92,124
PChome Online Inc	3,757	44,471
Pegatron Corp	139,090	359,966
Phison Electronics Corp	5,000	38,186
Pou Chen Corp	115,000	162,491
Powertech Technology Inc	55,300	143,720
Poya International Co Ltd	4,040	60,186
President Chain Store Corp	21,000	167,262
Quanta Computer Inc	125,000	261,962
Radiant Opto-Electronics Corp	14,669	23,979
Realtek Semiconductor Corp	17,300	57,097
Ruentex Development Co Ltd *	27,679	33,768
Ruentex Industries Ltd	6,236	10,068
Shin Kong Financial Holding Co Ltd *	432,591	95,438
Siliconware Precision Industries Co Ltd	101,923	153,089
Simplo Technology Co Ltd	15,000	49,542
SinoPac Financial Holdings Co Ltd	486,159	143,926
St Shine Optical Co Ltd	2,000	46,718
Standard Foods Corp	19,466	50,022
Synnex Technology International Corp	80,850	89,724
Taichung Commercial Bank Co Ltd	35,595	10,118
Taishin Financial Holding Co Ltd	295,291	110,179
Taiwan Business Bank	289,483	73,761
Taiwan Cement Corp	131,693	150,208
Taiwan Cooperative Financial Holding Co Ltd	397,665	176,073
Taiwan Fertilizer Co Ltd	33,000	44,309
Taiwan Glass Industry Corp *	41,123	19,414
Taiwan Mobile Co Ltd	56,400	202,787
Taiwan Secom Co Ltd	12,000	34,876
Taiwan Semiconductor Manufacturing Co Ltd	745,779	4,383,794
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,752	818,344
Teco Electric & Machinery Co Ltd	117,000	101,212
Ton Yi Industrial Corp	33,000	14,717
TPK Holding Co Ltd *	13,000	21,356
Transcend Information Inc	12,000	35,088
Tripod Technology Corp	6,000	13,390
TSRC Corp	9,450	8,736
Tung Thih Electronic Co Ltd	3,000	42,310
U-Ming Marine Transport Corp	15,000	10,747
Uni-President Enterprises Corp	168,994	317,964
Unimicron Technology Corp	59,000	25,051
United Microelectronics Corp	1,005,000	371,113
United Microelectronics Corp ADR	3,915	7,243
Vanguard International Semiconductor Corp	63,000	118,361
Walsin Lihwa Corp *	114,000	37,952
Wan Hai Lines Ltd	82,000	41,716
Win Semiconductors Corp	13,202	38,816
Winbond Electronics Corp	218,000	70,449

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Wistron Corp	145,969	$108,872
WPG Holdings Ltd	71,000	84,236
Yageo Corp	29,616	61,660
Yang Ming Marine Transport Corp *	54,000	12,264
Yuanta Financial Holding Co Ltd	437,169	156,797
Yulon Motor Co Ltd	64,000	56,468
Zhen Ding Technology Holding Ltd	29,000	64,041

		20,622,316

Thailand - 2.9%

Advanced Info Service PCL	39,400	182,589
Airports of Thailand PCL	17,600	202,980
Bangkok Bank PCL NVDR	8,200	38,602
Bangkok Dusit Medical Services PCL	138,400	87,239
Bangkok Life Assurance PCL	18,480	23,901
Banpu PCL	58,050	26,377
BEC World PCL	23,000	14,640
Berli Jucker PCL	92,000	118,416
BTS Group Holdings PCL	134,100	33,547
Bumrungrad Hospital PCL	11,300	57,030
Central Pattana PCL	48,200	80,333
Central Plaza Hotel PCL	49,000	55,389
Charoen Pokphand Foods PCL	165,100	151,764
CP ALL PCL	104,000	184,984
Delta Electronics Thailand PCL	20,600	47,240
Electricity Generating PCL	10,800	62,049
Energy Absolute PCL	62,000	46,226
Glow Energy PCL	15,800	36,487
Home Product Center PCL	243,359	70,936
Indorama Ventures PCL	101,200	82,877
Intouch Holdings PCL ‘F’	21,900	34,205
Intouch Holdings PCL NVDR	19,600	30,560
IRPC PCL	429,800	60,711
Jasmine International PCL	87,900	18,295
Kasikornbank PCL	33,600	182,358
KCE Electronics PCL	5,500	16,881
Krung Thai Bank PCL	275,275	140,317
Land & Houses PCL	63,480	17,885
Minor International PCL	68,680	77,576
MK Restaurants Group PCL	9,400	14,107
Pruksa Real Estate PCL	44,600	31,026
PTT Exploration & Production PCL	83,041	195,346
PTT Global Chemical PCL	73,200	124,772
PTT PCL	46,800	460,498
Ratchaburi Electricity Generating Holding PCL	19,500	28,579
Robinson Department Store PCL	18,000	31,638
Siam City Cement PCL	4,900	41,914
Thai Oil PCL	32,900	65,232
Thai Union Group PCL ‘F’	66,200	40,984
Thaicom PCL	45,600	27,319
Thanachart Capital PCL	14,900	17,416
The Bangchak Petroleum PCL	49,300	43,555
The Siam Cement PCL	10,400	155,849
The Siam Commercial Bank PCL	33,800	145,054
Tipco Asphalt PCL	29,700	16,413
TMB Bank PCL	932,100	57,181
Total Access Communication PCL	84,500	76,976
True Corp PCL	632,532	127,377

		3,883,630

Turkey - 1.5%

Akbank TAS	66,059	176,967
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,653	58,433
Arcelik AS	12,735	89,627
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	17,942
BIM Birlesik Magazalar AS	8,574	143,022
Coca-Cola Icecek AS	3,514	42,764
Enka Insaat ve Sanayi AS	19,316	28,253
Eregli Demir ve Celik Fabrikalari TAS	41,747	57,452

	Shares	Value
Ford Otomotiv Sanayi AS	2,270	$ 23,933
KOC Holding AS	22,622	97,192
Petkim Petrokimya Holding AS	40,528	61,438
TAV Havalimanlari Holding AS	6,144	25,325
Tofas Turk Otomobil Fabrikasi AS	7,825	57,057
Tupras Turkiye Petrol Rafinerileri AS	6,698	126,837
Turk Hava Yollari AO *	58,423	100,066
Turk Telekomunikasyon AS	20,839	39,379
Turk Traktor ve Ziraat Makineleri AS	653	17,708
Turkcell Iletisim Hizmetleri AS *	24,593	79,519
Turkcell Iletisim Hizmetleri AS ADR *	4,700	37,882
Turkiye Garanti Bankasi AS	97,492	258,336
Turkiye Halk Bankasi AS	24,311	73,881
Turkiye Is Bankasi ‘C’	69,794	110,483
Turkiye Sise ve Cam Fabrikalari AS	69,160	73,293
Turkiye Vakiflar Bankasi TAO ‘D’	50,169	76,746
Ulker Biskuvi Sanayi AS	6,186	44,090
Yapi ve Kredi Bankasi AS *	37,328	45,635

		1,963,260

Total Common Stocks (Cost $128,629,590)		129,810,716

TOTAL INVESTMENTS - 99.8% (Cost $133,510,640)		134,068,637

OTHER ASSETS & LIABILITIES, NET - 0.2%		323,957

NET ASSETS - 100.0%		$134,392,594

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.3%
Technology	13.5%
Consumer, Non-Cyclical	12.1%
Communications	11.2%
Consumer, Cyclical	10.6%
Industrial	8.4%
Energy	7.0%
Basic Materials	6.8%
Utilities	3.3%
Others (each less than 3.0%)	1.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Investments with a total aggregate value of $6,841 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$10,003	$-	$10,003	$-
	Warrants	5,864	5,864	-	-
	Preferred Stocks	4,242,054	4,204,434	37,620	-
	Common Stocks
	Brazil	7,421,504	7,421,504	-	-
	Chile	1,811,900	1,588,788	223,112	-
	China	19,527,143	1,736,820	17,789,085	1,238
	Colombia	620,957	620,957	-	-
	Cyprus	1,744	1,744	-	-
	Czech Republic	275,323	26,063	249,260	-
	Egypt	221,754	221,754	-	-
	Greece	321,951	2,033	319,918	-
	Hong Kong	601,850	-	601,850	-
	Hungary	552,227	39,211	513,016	-
	India	16,773,722	603,975	16,169,747	-
	Indonesia	4,462,304	422,008	4,040,296	-
	Malaysia	5,039,613	2,415,017	2,624,596	-
	Mexico	6,644,663	6,644,663	-	-
	Netherlands	726,894	79,456	647,438	-
	Peru	483,058	483,058	-	-
	Philippines	2,479,673	219,259	2,260,414	-
	Poland	1,842,537	94,714	1,742,220	5,603
	Romania	64,863	64,863	-	-
	Russia	2,481,375	128,939	2,352,436	-
	South Africa	10,526,925	2,167,256	8,359,669	-
	South Korea	20,459,530	483,093	19,976,437	-
	Taiwan	20,622,316	1,106,071	19,516,245	-
	Thailand	3,883,630	182,792	3,700,838	-
	Turkey	1,963,260	37,882	1,925,378	-

	Total Common Stocks	129,810,716	26,791,920	103,011,955	6,841

	Total	$134,068,637	$31,002,218	$103,059,578	$6,841

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	$22,990	$-	$22,990	$-

Transfers between levels of the fair value hierarchy during the nine-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$788,088	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
15,523,355	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
5,603	2	3	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)
146,589	3	2	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,080	$153,513
FUCHS PETROLUB SE	2,285	104,325
Henkel AG & Co KGaA	3,997	543,995
Porsche Automobil Holding SE	6,433	329,066
Sartorius AG	683	56,899
Volkswagen AG	6,944	914,749

		2,102,547

Total Preferred Stocks (Cost $2,996,628)		2,102,547

COMMON STOCKS - 98.7%

Australia - 6.2%

AGL Energy Ltd	19,545	286,145
Alumina Ltd	47,330	53,286
Amcor Ltd	37,153	432,732
AMP Ltd	152,397	619,550
APA Group >>	28,250	185,081
Aristocrat Leisure Ltd	23,175	281,968
ASX Ltd	4,304	159,456
Aurizon Holdings Ltd	79,964	289,121
AusNet Services	53,895	67,930
Australia & New Zealand Banking Group Ltd	82,040	1,747,578
Bank of Queensland Ltd	13,402	117,381
Bendigo & Adelaide Bank Ltd	17,998	149,272
BHP Billiton Ltd	72,341	1,253,125
BHP Billiton Ltd ADR	23,501	814,310
BHP Billiton PLC	570	8,572
BHP Billiton PLC ADR	29,320	890,742
BlueScope Steel Ltd	3,663	21,868
Boral Ltd	32,752	170,375
Brambles Ltd	50,117	461,955
Caltex Australia Ltd	8,191	216,560
Challenger Ltd	22,881	179,175
CIMIC Group Ltd	4,087	90,517
Coca-Cola Amatil Ltd	27,130	213,924
Cochlear Ltd	1,711	185,460
Commonwealth Bank of Australia	45,115	2,515,756
Computershare Ltd	13,846	109,820
Crown Resorts Ltd	12,942	130,551
CSL Ltd	14,599	1,200,483
Domino’s Pizza Enterprises Ltd	1,559	84,470
DUET Group >>	82,416	158,676
Evolution Mining Ltd	25,503	48,505
Fortescue Metals Group Ltd	132,730	508,034
Harvey Norman Holdings Ltd	10,837	43,380
Healthscope Ltd	29,022	68,549
Incitec Pivot Ltd	75,555	164,213
Insurance Australia Group Ltd	65,995	277,936
LendLease Group >>	10,041	108,809
Macquarie Group Ltd	13,737	868,789
Medibank Pvt Ltd	88,784	169,132
National Australia Bank Ltd	75,046	1,613,187
Newcrest Mining Ltd	36,442	615,146
Oil Search Ltd	43,857	241,543
Orica Ltd	22,152	259,504
Origin Energy Ltd	80,395	339,050
Qantas Airways Ltd	56,555	135,834
QBE Insurance Group Ltd	59,511	425,831
Ramsay Health Care Ltd	5,410	329,192
REA Group Ltd	1,353	58,849
Santos Ltd	65,597	184,884
SEEK Ltd	11,370	136,304
Sonic Healthcare Ltd	9,654	163,482
South32 Ltd	109,173	203,413

	Shares	Value
South32 Ltd ADR	19,283	$179,910
Spark Infrastructure Group >>	36,544	64,867
Suncorp Group Ltd	53,594	499,999
Sydney Airport >>	23,355	125,184
Tabcorp Holdings Ltd	13,139	50,314
Tatts Group Ltd	45,475	127,811
Telstra Corp Ltd	144,842	577,502
The Star Entertainment Group Ltd	25,714	119,262
TPG Telecom Ltd	15,530	103,054
Transurban Group >>	53,469	467,282
Treasury Wine Estates Ltd	30,082	255,296
Vocus Communications Ltd	11,360	54,481
Wesfarmers Ltd	28,568	968,487
Westpac Banking Corp	87,106	1,981,849
Westpac Banking Corp ADR	21,072	479,177
Woodside Petroleum Ltd	25,742	570,771
Woolworths Ltd	42,780	765,922

		27,450,573

Austria - 0.2%

ANDRITZ AG	2,698	146,817
Erste Group Bank AG	8,941	264,758
OMV AG	9,321	268,370
voestalpine AG	3,453	119,374

		799,319

Belgium - 1.3%

Ageas	6,361	232,580
Anheuser-Busch InBev SA/NV	14,434	1,898,183
Anheuser-Busch InBev SA/NV ADR	9,999	1,313,969
Colruyt SA	3,153	175,104
KBC Group NV *	10,349	604,131
Proximus SADP	7,787	232,956
Solvay SA	3,694	428,032
Telenet Group Holding NV *	2,064	107,819
UCB SA	5,039	390,047
Umicore SA	3,613	226,856

		5,609,677

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	17,681

Canada - 8.7%

Agnico Eagle Mines Ltd (NYSE)	5,455	295,552
Agnico Eagle Mines Ltd (TSE)	2,500	135,199
Agrium Inc (NYSE)	6,147	557,471
Agrium Inc (TSE)	2,451	222,037
Alimentation Couche-Tard Inc ‘B’	13,950	676,048
AltaGas Ltd	4,979	128,047
Amaya Inc *	3,200	51,831
ARC Resources Ltd	13,193	238,629
Atco Ltd ‘I’	4,696	166,872
Bank of Montreal (NYSE)	13,431	880,671
Bank of Montreal (TSE)	8,630	565,510
Barrick Gold Corp (TSE)	28,041	496,507
BCE Inc (TSE)	4,942	228,237
BlackBerry Ltd (NASDAQ) *	16,276	129,882
BlackBerry Ltd (TSE) *	7,925	63,185
Bombardier Inc ‘B’ *	44,100	60,505
Brookfield Asset Management Inc ‘A’	24,012	844,296
CAE Inc (NYSE)	2,538	36,141
CAE Inc (TSE)	13,000	184,603
Cameco Corp (NYSE)	10,661	91,258
Cameco Corp (TSE)	4,548	38,861
Canadian Imperial Bank of Commerce (NYSE)	3,140	243,444
Canadian Imperial Bank of Commerce (TSE)	8,837	685,230
Canadian National Railway Co (NYSE)	12,903	843,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Canadian National Railway Co (TSE)	12,412	$811,352
Canadian Natural Resources Ltd (NYSE)	5,184	166,095
Canadian Natural Resources Ltd (TSE)	23,001	735,289
Canadian Pacific Railway Ltd (NYSE)	2,251	343,728
Canadian Pacific Railway Ltd (TSE)	2,300	350,956
Canadian Tire Corp Ltd ‘A’	3,525	352,997
Canadian Utilities Ltd ‘A’	3,332	94,021
CCL Industries Inc ‘B’	1,200	231,055
Cenovus Energy Inc (NYSE)	35,035	503,453
CGI Group Inc ‘A’ (NYSE) *	5,993	285,447
CGI Group Inc ‘A’ (TSE) *	3,600	171,473
CI Financial Corp	9,000	172,667
Cineplex Inc	967	37,266
Cogeco Communications Inc	1,500	74,042
Constellation Software Inc	700	315,556
Crescent Point Energy Corp (NYSE)	14,090	185,988
Crescent Point Energy Corp (TSE)	14,010	184,743
Detour Gold Corp *	4,300	93,542
DH Corp	4,400	95,113
Dollarama Inc	4,223	329,709
Eldorado Gold Corp	26,848	105,595
Element Financial Corp	6,800	85,107
Emera Inc	1,500	54,091
Empire Co Ltd ‘A’	9,224	137,592
Enbridge Inc (NYSE)	9,997	442,167
Enbridge Inc (TSE)	15,029	660,522
Enbridge Income Fund Holdings Inc	4,500	116,620
Encana Corp (NYSE)	31,768	332,611
Encana Corp (TSE)	10,648	111,273
Fairfax Financial Holdings Ltd	972	569,531
Finning International Inc	8,356	155,407
First Capital Realty Inc	4,900	82,093
First Quantum Minerals Ltd	23,914	197,954
Fortis Inc	6,292	202,340
Franco-Nevada Corp (NYSE)	1,980	138,343
Franco-Nevada Corp (TSE)	350	24,453
Genworth MI Canada Inc	1,212	31,188
George Weston Ltd	2,100	175,177
Gildan Activewear Inc (NYSE)	4,281	119,654
Gildan Activewear Inc (TSE)	2,800	78,198
Goldcorp Inc (NYSE)	10,585	174,864
Goldcorp Inc (TSE)	12,030	198,521
Great-West Lifeco Inc	7,700	189,514
Hudson’s Bay Co	1,319	16,951
Husky Energy Inc	18,819	230,513
IGM Financial Inc	4,900	132,290
Imperial Oil Ltd (ASE)	4,702	147,267
Imperial Oil Ltd (TSE)	3,750	117,306
Industrial Alliance Insurance & Financial Services Inc	5,421	195,155
Intact Financial Corp	2,950	213,254
Inter Pipeline Ltd	11,927	251,822
Keyera Corp	6,200	200,468
Kinross Gold Corp *	62,459	263,271
Linamar Corp	2,522	105,305
Loblaw Cos Ltd	6,355	326,966
Lundin Mining Corp *	22,000	87,031
MacDonald Dettwiler & Associates Ltd	800	48,782
Magna International Inc (NYSE)	10,969	471,119
Magna International Inc (TSE)	6,400	274,742
Manitoba Telecom Services Inc	1,400	40,230
Manulife Financial Corp (NYSE)	31,969	451,083
Manulife Financial Corp (TSE)	27,704	390,869
Maple Leaf Foods Inc	2,800	64,262
Methanex Corp (NASDAQ)	1,604	57,231
Methanex Corp (TSE)	1,400	49,877
Metro Inc	8,799	288,862
National Bank of Canada	14,520	514,860
Northland Power Inc	2,500	46,572
Onex Corp	2,700	173,881

	Shares	Value
Open Text Corp (NASDAQ)	2,832	$183,684
Open Text Corp (TSE)	1,200	77,729
Pembina Pipeline Corp (NYSE)	8,007	243,893
Pembina Pipeline Corp (TSE)	2,915	88,831
Peyto Exploration & Development Corp	5,000	140,325
Potash Corp of Saskatchewan Inc (NYSE)	20,986	342,492
Potash Corp of Saskatchewan Inc (TSE)	13,751	223,777
PrairieSky Royalty Ltd	806	16,434
Quebecor Inc ‘B’	2,200	66,858
Restaurant Brands International Inc (TSE)	6,888	307,137
Ritchie Bros Auctioneers Inc (NYSE)	3,578	125,480
Ritchie Bros Auctioneers Inc (TSE)	804	28,172
Rogers Communications Inc ‘B’ (NYSE)	5,898	250,193
Rogers Communications Inc ‘B’ (TSE)	5,500	233,340
Royal Bank of Canada (NYSE)	21,059	1,304,816
Royal Bank of Canada (TSE)	26,354	1,632,323
Saputo Inc	7,800	271,048
Seven Generations Energy Ltd ‘A’ *	3,700	89,063
Shaw Communications Inc ‘B’ (NYSE)	5,413	110,750
Shaw Communications Inc ‘B’ (TSE)	8,335	170,582
Silver Wheaton Corp (NYSE)	5,103	137,934
Silver Wheaton Corp (TSE)	5,710	154,245
SNC-Lavalin Group Inc	5,327	209,231
Stantec Inc (NYSE)	4,283	100,736
Stella-Jones Inc	200	6,938
Sun Life Financial Inc (NYSE)	8,280	269,431
Sun Life Financial Inc (TSE)	8,561	278,569
Suncor Energy Inc (NYSE)	18,743	520,681
Suncor Energy Inc (TSE)	28,699	796,690
Teck Resources Ltd ‘B’ (NYSE)	13,214	238,248
Teck Resources Ltd ‘B’ (TSE)	8,150	146,917
TELUS Corp	4,800	158,384
The Bank of Nova Scotia (NYSE)	13,695	725,698
The Bank of Nova Scotia (TSE)	22,313	1,182,362
The Jean Coutu Group PJC Inc ‘A’	3,100	47,565
The Toronto-Dominion Bank (NYSE)	20,476	909,134
The Toronto-Dominion Bank (TSE)	27,068	1,201,601
Tourmaline Oil Corp *	8,688	235,353
TransCanada Corp (NYSE)	12,333	586,557
TransCanada Corp (TSE)	10,270	487,765
Turquoise Hill Resources Ltd (TSE) *	47,360	140,064
Veresen Inc	7,400	75,582
Vermilion Energy Inc (NYSE)	1,620	62,759
Vermilion Energy Inc (TSE)	1,433	55,509
Waste Connections Inc	7,361	549,867
West Fraser Timber Co Ltd	2,515	77,504
Whitecap Resources Inc	5,400	45,111
WSP Global Inc	3,748	118,072
Yamana Gold Inc	38,177	164,412

		38,530,994

Chile - 0.0%

Antofagasta PLC	23,421	158,652

China - 0.0%

FIH Mobile Ltd	27,000	8,922

Denmark - 1.7%

AP Moller - Maersk AS ‘A’	111	155,954
AP Moller - Maersk AS ‘B’	190	279,470
Bakkafrost P/F	1,370	57,313
Carlsberg AS ‘B’	4,696	448,815
Chr Hansen Holding AS	3,827	227,954
Coloplast AS ‘B’	2,662	207,027
Danske Bank AS	20,061	586,903
DSV AS	9,247	461,380
Genmab AS *	1,755	300,373
H Lundbeck AS *	2,530	83,093

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
ISS AS	7,342	$305,095
Novo Nordisk AS ‘B’	37,621	1,567,994
Novo Nordisk AS ADR	23,434	974,620
Novozymes AS ‘B’	8,324	367,137
Pandora AS	5,504	666,642
Tryg AS	4,263	85,656
Vestas Wind Systems AS	9,068	749,049
William Demant Holding AS *	2,150	43,876

		7,568,351

Finland - 1.0%

Elisa OYJ	4,081	150,398
Fortum OYJ	22,793	368,333
Kone OYJ ‘B’	10,815	549,045
Neste OYJ	8,132	346,878
Nokia OYJ (OMXH)	104,053	603,128
Nokia OYJ (XPAR)	29,371	169,948
Nokia OYJ ADR	17,556	101,649
Orion OYJ ‘A’	326	12,753
Orion OYJ ‘B’	2,876	113,382
Sampo OYJ ‘A’	12,745	566,228
Stora Enso OYJ ‘R’	38,967	346,153
UPM-Kymmene OYJ	38,095	804,359
Wartsila OYJ Abp	5,915	266,286

		4,398,540

France - 8.3%

Accor SA	7,494	297,356
Aeroports de Paris	1,553	154,098
Air Liquide SA	10,372	1,112,257
Airbus Group SE	18,423	1,117,376
Alstom SA *	4,124	109,123
Arkema SA	4,089	378,569
Atos SE	4,456	479,727
AXA SA	50,118	1,065,616
BioMerieux	166	24,739
BNP Paribas SA	29,213	1,502,528
Bollore SA	31,371	109,209
Bouygues SA	12,432	412,286
Bureau Veritas SA	8,294	177,948
Capgemini SA	4,304	421,979
Carrefour SA	25,057	649,686
Casino Guichard Perrachon SA	3,444	167,634
Christian Dior SE	1,936	347,215
Cie de Saint-Gobain	21,427	927,145
Cie Generale des Etablissements Michelin	10,086	1,116,873
CNP Assurances	7,205	121,050
Credit Agricole SA	44,017	434,179
Danone SA	17,540	1,302,394
Dassault Systemes	4,303	373,545
Eiffage SA	3,027	235,242
Electricite de France SA	17,521	213,269
Engie SA	44,077	683,401
Essilor International SA	6,263	807,899
Eutelsat Communications SA	8,313	172,057
Groupe Eurotunnel SE	11,079	120,012
Hermes International	973	396,119
Iliad SA	809	169,839
Imerys SA	916	66,160
Ingenico Group SA	1,563	136,659
Ipsen SA	756	53,113
JCDecaux SA	2,322	75,081
Kering	1,900	383,388
L’Oreal SA	7,550	1,427,020
Legrand SA	7,595	447,718
LVMH Moet Hennessy Louis Vuitton SE	9,013	1,536,814
Natixis SA	35,830	167,178
Orange SA	69,130	1,083,097
Orange SA ADR	5,000	77,900
Pernod Ricard SA	4,932	584,117

	Shares	Value
Peugeot SA *	39,381	$601,378
Publicis Groupe SA	6,839	517,492
Renault SA	7,472	614,715
Safran SA	10,480	753,743
Sanofi	28,559	2,174,793
Sanofi ADR	2,655	101,394
Sartorius Stedim Biotech	804	60,383
Schneider Electric SE (LI)	219	15,278
Schneider Electric SE (XPAR)	13,766	957,615
SCOR SE	7,049	219,210
SEB SA	895	126,404
SFR Group SA	2,897	85,332
Societe BIC SA	847	125,228
Societe Generale SA	22,997	795,563
Sodexo SA	3,285	391,309
Suez	13,474	222,661
Technip SA	5,680	349,173
Teleperformance	624	66,563
Thales SA	4,513	415,561
TOTAL SA	61,760	2,937,340
TOTAL SA ADR	7,895	376,591
Valeo SA	9,944	580,419
Veolia Environnement SA	11,918	274,610
Vinci SA	16,813	1,287,510
Vivendi SA	45,207	912,388
Zodiac Aerospace	6,374	155,128

		36,756,396

Germany - 7.5%

adidas AG	7,030	1,222,688
Allianz SE	12,451	1,850,344
Axel Springer SE	2,220	113,760
BASF SE	29,241	2,503,768
Bayer AG	25,722	2,583,265
Bayerische Motoren Werke AG	13,403	1,128,468
Beiersdorf AG	2,224	209,930
Brenntag AG	5,538	302,645
Commerzbank AG	39,559	255,589
Continental AG	3,468	730,712
Daimler AG (XETR)	35,328	2,491,599
Deutsche Bank AG (NYSE) *	24,078	315,181
Deutsche Bank AG (XETR) *	15,177	197,805
Deutsche Boerse AG *	4,803	389,851
Deutsche Lufthansa AG	22,554	251,440
Deutsche Post AG	28,697	898,459
Deutsche Telekom AG	102,406	1,720,472
Deutsche Telekom AG ADR	11,200	188,048
Deutsche Wohnen AG	11,153	405,836
E.ON SE	163,724	1,163,667
Fielmann AG	616	50,224
Fraport AG Frankfurt Airport Services Worldwide	1,449	79,304
Fresenius Medical Care AG & Co KGaA	3,388	296,402
Fresenius Medical Care AG & Co KGaA ADR	4,434	194,076
Fresenius SE & Co KGaA	13,080	1,044,850
FUCHS PETROLUB SE	1,176	48,029
GEA Group AG	5,093	283,155
Hannover Rueck SE	2,161	231,649
HeidelbergCement AG	6,449	609,893
Henkel AG & Co KGaA	2,569	299,632
HOCHTIEF AG	1,132	159,753
Infineon Technologies AG	30,775	548,765
KION Group AG	2,010	130,235
LEG Immobilien AG	2,256	216,256
Linde AG	4,906	833,631
MAN SE	926	97,668
Merck KGaA	3,652	393,922
METRO AG	11,456	340,996

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,346	$811,684
OSRAM Licht AG	2,683	157,616
ProSiebenSat.1 Media SE	7,048	302,184
Rational AG	81	40,640
RWE AG *	31,571	545,216
SAP SE	16,734	1,530,363
SAP SE ADR	6,224	568,936
Siemens AG	18,835	2,208,596
Symrise AG	3,473	254,691
Talanx AG *	2,345	71,558
Telefonica Deutschland Holding AG	25,888	104,378
thyssenkrupp AG	10,424	249,059
TUI AG	19,296	274,194
Uniper SE *	16,372	200,559
United Internet AG	3,874	171,568
Volkswagen AG	1,609	232,987
Vonovia SE	11,297	428,260
Wirecard AG	1,190	61,817
Zalando SE * ~	1,063	44,414

		33,040,687

Hong Kong - 2.9%

AIA Group Ltd	311,200	2,092,739
ASM Pacific Technology Ltd	6,400	52,975
BOC Hong Kong Holdings Ltd	122,500	416,794
Cathay Pacific Airways Ltd	86,000	120,222
Cheung Kong Infrastructure Holdings Ltd	14,000	120,749
Cheung Kong Property Holdings Ltd	74,280	546,393
Chinese Estates Holdings Ltd	5,500	9,811
Chow Tai Fook Jewellery Group Ltd	31,200	22,752
CK Hutchison Holdings Ltd	57,780	738,558
CLP Holdings Ltd	47,000	486,782
Dairy Farm International Holdings Ltd	8,700	61,842
First Pacific Co Ltd	44,000	31,429
Galaxy Entertainment Group Ltd	66,000	250,980
Haitong International Securities Group Ltd	74,000	49,668
Hang Lung Group Ltd	48,000	183,555
Hang Lung Properties Ltd	99,000	224,565
Hang Seng Bank Ltd	23,300	418,265
Henderson Land Development Co Ltd	39,052	233,014
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	71,080
HKT Trust & HKT Ltd >>	112,000	157,681
Hong Kong & China Gas Co Ltd	219,511	416,807
Hong Kong Exchanges & Clearing Ltd	38,524	1,019,551
Hongkong Land Holdings Ltd	27,000	192,369
Hopewell Holdings Ltd	4,500	16,495
Hutchison Port Holdings Trust	211,000	94,193
Hysan Development Co Ltd	29,000	136,447
Kerry Properties Ltd	22,000	72,276
Kingston Financial Group Ltd	120,000	47,286
Li & Fung Ltd	404,000	208,169
Melco Crown Entertainment Ltd ADR	5,670	91,344
MTR Corp Ltd	37,090	204,960
New World Development Co Ltd	461,903	605,690
NWS Holdings Ltd	60,000	100,549
PCCW Ltd	89,000	54,816
Power Assets Holdings Ltd	37,500	366,963
Sands China Ltd	72,800	319,091
Shangri-La Asia Ltd (XHKG)	56,666	62,282
Sino Land Co Ltd	109,609	195,359
SJM Holdings Ltd	73,000	54,098
Sun Hung Kai Properties Ltd	41,492	630,793
Swire Pacific Ltd ‘A’	27,000	292,416
Swire Pacific Ltd ‘B’	40,000	78,109
Swire Properties Ltd	19,200	56,470
Techtronic Industries Co Ltd	50,500	197,823
The Bank of East Asia Ltd	41,193	168,124
The Wharf Holdings Ltd	40,000	293,463

	Shares	Value
WH Group Ltd ~	342,000	$276,419
Wheelock & Co Ltd	35,000	207,892
Xinyi Glass Holdings Ltd	16,000	14,547
Yue Yuen Industrial Holdings Ltd	39,500	163,247

		12,927,902

Ireland - 0.8%

Bank of Ireland *	1,367,028	285,808
CRH PLC	1,776	58,974
CRH PLC ADR	28,160	936,883
Experian PLC	35,294	705,102
Glanbia PLC	8,299	159,651
James Hardie Industries PLC CDI	14,694	230,054
Kerry Group PLC ‘A’	6,215	517,757
Paddy Power Betfair PLC	2,496	282,237
Smurfit Kappa Group PLC	10,953	244,851

		3,421,317

Israel - 0.5%

Azrieli Group Ltd	1,350	59,147
Bank Hapoalim BM	41,896	237,892
Bank Leumi Le-Israel BM *	73,071	278,096
Bezeq The Israeli Telecommunication Corp Ltd	72,852	137,456
Delek Group Ltd	406	84,416
Elbit Systems Ltd (TLV)	906	86,634
Frutarom Industries Ltd	670	35,245
Israel Chemicals Ltd	32,707	127,413
Melisron Ltd	708	31,272
Mizrahi Tefahot Bank Ltd	9,252	117,670
Nice Ltd ADR	800	53,552
Teva Pharmaceutical Industries Ltd	275	12,764
Teva Pharmaceutical Industries Ltd ADR	21,778	1,002,006

		2,263,563

Italy - 1.5%

Assicurazioni Generali SPA	59,615	727,537
Atlantia SPA	13,447	341,522
Banca Mediolanum SPA	9,889	65,566
Davide Campari-Milano SPA	10,159	114,486
Enel SPA	213,230	950,306
Eni SPA	70,067	1,009,685
Eni SPA ADR	5,807	167,648
Ferrari NV	4,421	229,739
Intesa Sanpaolo SPA	363,100	806,120
Leonardo-Finmeccanica SPA *	21,305	241,485
Luxottica Group SPA	4,744	226,588
Luxottica Group SPA ADR	1,300	62,166
Mediobanca SPA	23,557	153,318
PRADA SPA	10,000	32,115
Recordati SPA	2,349	75,496
Snam SPA	40,686	225,598
Telecom Italia SPA *	342,948	284,955
Telecom Italia SPA ADR *	2,600	21,554
Terna Rete Elettrica Nazionale SPA	53,975	278,217
UniCredit SPA	214,257	499,414
UnipolSai SPA	57,578	93,749

		6,607,264

Japan - 23.1%

ABC-Mart Inc	300	20,430
Acom Co Ltd *	10,400	49,031
Advantest Corp	3,700	50,120
Aeon Co Ltd	29,500	436,466
AEON Financial Service Co Ltd	4,100	71,767
Aeon Mall Co Ltd	2,370	37,434
Ain Holdings Inc	100	6,808
Air Water Inc	12,000	226,603
Aisin Seiki Co Ltd	9,700	444,392
Ajinomoto Co Inc	19,000	423,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Alfresa Holdings Corp	5,700	$120,694
Alps Electric Co Ltd	9,300	224,481
Amada Holdings Co Ltd	10,800	112,345
ANA Holdings Inc	43,000	116,820
Aoyama Trading Co Ltd	2,100	72,630
Aozora Bank Ltd	31,000	106,850
Asahi Glass Co Ltd	54,000	349,161
Asahi Group Holdings Ltd	12,100	440,770
Asahi Intecc Co Ltd	1,000	45,765
Asahi Kasei Corp	64,000	510,026
Asics Corp	5,600	112,830
Astellas Pharma Inc	62,000	968,382
Azbil Corp	1,100	33,243
Bandai Namco Holdings Inc	6,200	189,770
Benesse Holdings Inc	3,500	89,395
Bridgestone Corp	22,400	825,300
Brother Industries Ltd	13,800	242,626
Calbee Inc	2,100	79,565
Calsonic Kansei Corp	10,000	92,634
Canon Inc	19,400	563,228
Canon Inc ADR	8,682	252,038
Canon Marketing Japan Inc	3,800	70,727
Casio Computer Co Ltd	12,800	179,213
Central Japan Railway Co	4,000	684,820
Century Tokyo Leasing Corp	2,400	87,215
Chiyoda Corp	2,000	16,468
Chubu Electric Power Co Inc	17,400	253,178
Chugai Pharmaceutical Co Ltd	4,900	177,106
Citizen Holdings Co Ltd	13,200	69,133
Coca-Cola East Japan Co Ltd	2,100	45,563
Coca-Cola West Co Ltd	2,500	69,970
COLOPL Inc	3,100	48,369
COMSYS Holdings Corp	2,800	49,751
Concordia Financial Group Ltd	45,000	196,346
Cosmos Pharmaceutical Corp	300	64,411
Credit Saison Co Ltd	6,300	104,594
CyberAgent Inc	5,200	154,593
Dai Nippon Printing Co Ltd	29,000	284,479
Daicel Corp	11,900	150,381
Daifuku Co Ltd	1,200	22,035
Daiichi Sankyo Co Ltd	15,600	374,843
Daiichikosho Co Ltd	2,400	97,993
Daikin Industries Ltd	7,500	699,868
Daito Trust Construction Co Ltd	2,300	367,861
Daiwa House Industry Co Ltd	19,100	524,193
Daiwa Securities Group Inc	91,000	512,358
DeNA Co Ltd	3,100	112,718
Denka Co Ltd	10,000	43,309
Denso Corp	12,000	478,855
Dentsu Inc	5,100	259,578
DIC Corp	7,600	235,268
Disco Corp	900	106,592
Don Quijote Holdings Co Ltd	3,600	132,067
Dowa Holdings Co Ltd	16,000	112,171
East Japan Railway Co	9,200	830,429
Ebara Corp	2,800	82,899
Eisai Co Ltd	6,400	400,279
Electric Power Development Co Ltd	4,800	115,365
Ezaki Glico Co Ltd	1,700	103,252
FamilyMart UNY Holdings Co Ltd	2,917	194,728
FANUC Corp	4,800	810,794
Fast Retailing Co Ltd	1,600	515,239
FP Corp	600	33,718
Fuji Electric Co Ltd	29,000	133,279
Fuji Heavy Industries Ltd	18,700	701,614
FUJIFILM Holdings Corp	12,800	474,149
Fujitsu General Ltd	3,000	64,999
Fujitsu Ltd	88,000	473,583
Fukuoka Financial Group Inc	24,000	99,752
Glory Ltd	1,700	56,056

	Shares	Value
GungHo Online Entertainment Inc	7,100	$17,446
Hakuhodo DY Holdings Inc	4,200	49,224
Hamamatsu Photonics KK	4,300	132,291
Hankyu Hanshin Holdings Inc	8,400	289,623
Haseko Corp	16,600	159,671
Heiwa Corp	2,000	44,521
Hikari Tsushin Inc	700	65,002
Hino Motors Ltd	15,100	161,331
Hirose Electric Co Ltd	720	94,667
Hisamitsu Pharmaceutical Co Inc	1,300	70,265
Hitachi Capital Corp	3,900	82,921
Hitachi Chemical Co Ltd	4,300	98,801
Hitachi Construction Machinery Co Ltd	6,700	133,605
Hitachi High-Technologies Corp	2,200	88,068
Hitachi Ltd	167,000	782,659
Hitachi Ltd ADR	3,200	149,520
Hitachi Metals Ltd	9,100	111,950
Hitachi Transport System Ltd	1,500	29,973
Hokkaido Electric Power Co Inc	3,000	25,611
Hokuriku Electric Power Co	6,600	80,428
Honda Motor Co Ltd	44,000	1,269,852
Honda Motor Co Ltd ADR	10,236	296,025
Hoshizaki Corp	1,600	146,009
House Foods Group Inc	900	20,629
Hoya Corp	13,450	541,064
Hulic Co Ltd	10,300	105,238
Ibiden Co Ltd	6,400	86,057
Ichigo Inc	12,400	55,007
Idemitsu Kosan Co Ltd	4,600	95,239
IHI Corp	80,000	232,496
Iida Group Holdings Co Ltd	5,200	104,638
Inpex Corp	12,800	116,384
Isetan Mitsukoshi Holdings Ltd	14,600	143,757
Isuzu Motors Ltd	28,900	340,184
Ito En Ltd	2,500	88,960
ITOCHU Corp	39,500	497,288
Itochu Techno-Solutions Corp	2,200	56,611
Izumi Co Ltd	1,500	64,638
J Front Retailing Co Ltd	13,600	178,078
Japan Airlines Co Ltd	3,600	105,824
Japan Airport Terminal Co Ltd	1,100	42,062
Japan Exchange Group Inc	17,300	270,504
Japan Tobacco Inc	35,700	1,461,386
JFE Holdings Inc	25,200	368,386
JGC Corp	7,000	121,860
JSR Corp	5,600	88,018
JTEKT Corp	12,600	189,252
JX Holdings Inc	95,200	385,328
K’s Holdings Corp	2,400	39,669
Kagome Co Ltd	2,300	60,322
Kajima Corp	31,333	219,264
Kakaku.com Inc	4,800	86,918
Kaken Pharmaceutical Co Ltd	1,600	98,338
Kamigumi Co Ltd	8,000	69,792
Kaneka Corp	15,000	118,762
Kansai Paint Co Ltd	5,300	116,179
Kao Corp	16,500	932,877
Kawasaki Heavy Industries Ltd	75,000	232,367
Kawasaki Kisen Kaisha Ltd	23,000	59,280
KDDI Corp	56,700	1,756,679
Keihan Holdings Co Ltd	30,000	209,822
Keikyu Corp	18,000	187,821
Keio Corp	18,000	157,406
Keisei Electric Railway Co Ltd	3,000	75,007
Kewpie Corp	3,200	99,073
Keyence Corp	1,140	835,265
Kikkoman Corp	3,000	96,080
Kinden Corp	6,200	71,477
Kintetsu Group Holdings Co Ltd	43,000	180,470
Kirin Holdings Co Ltd	28,100	467,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Kobayashi Pharmaceutical Co Ltd	1,400	$73,131
Kobe Steel Ltd *	18,700	169,607
Koito Manufacturing Co Ltd	3,600	175,211
Komatsu Ltd	28,200	646,886
Konami Holdings Corp	2,400	92,737
Konica Minolta Inc	35,100	297,238
Kose Corp	1,200	122,876
Kubota Corp	26,700	404,118
Kubota Corp ADR	1,400	105,980
Kuraray Co Ltd	13,300	197,305
Kurita Water Industries Ltd	3,700	87,917
Kyocera Corp	7,300	350,789
Kyocera Corp ADR	1,346	64,783
Kyowa Hakko Kirin Co Ltd	5,300	83,715
Kyudenko Corp	600	22,016
Kyushu Electric Power Co Inc	9,600	90,108
Kyushu Financial Group Inc	6,000	40,881
Lawson Inc	2,200	173,793
Lion Corp	7,000	113,419
LIXIL Group Corp	11,300	242,087
M3 Inc	6,800	232,767
Mabuchi Motor Co Ltd	1,100	61,040
Makita Corp	3,400	242,249
Makita Corp ADR	200	14,368
Marubeni Corp	76,400	392,474
Marui Group Co Ltd	4,800	63,407
Matsui Securities Co Ltd	3,100	25,358
Matsumotokiyoshi Holdings Co Ltd	2,300	118,842
Mazda Motor Corp	42,800	656,627
McDonald’s Holdings Co Japan Ltd	800	23,565
Medipal Holdings Corp	4,000	69,337
Megmilk Snow Brand Co Ltd	1,600	58,503
MEIJI Holdings Co Ltd	4,300	426,950
Minebea Co Ltd	18,000	170,238
Miraca Holdings Inc	2,200	109,700
MISUMI Group Inc	8,600	161,617
Mitsubishi Chemical Holdings Corp	120,700	756,717
Mitsubishi Corp	40,200	916,401
Mitsubishi Electric Corp	59,000	756,186
Mitsubishi Estate Co Ltd	32,000	600,530
Mitsubishi Gas Chemical Co Inc	10,500	150,329
Mitsubishi Heavy Industries Ltd	119,000	497,790
Mitsubishi Logistics Corp	3,000	43,388
Mitsubishi Materials Corp	6,800	185,996
Mitsubishi Motors Corp	49,500	231,228
Mitsubishi Tanabe Pharma Corp	7,400	158,496
Mitsubishi UFJ Financial Group Inc	291,200	1,475,243
Mitsubishi UFJ Financial Group Inc ADR	67,980	343,299
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	195,488
Mitsui & Co Ltd	40,700	564,057
Mitsui & Co Ltd ADR	300	82,964
Mitsui Chemicals Inc	66,000	313,945
Mitsui Fudosan Co Ltd	22,000	468,037
Mitsui OSK Lines Ltd	36,000	83,714
Miura Co Ltd	1,300	26,018
Mizuho Financial Group Inc	518,000	873,057
Mizuho Financial Group Inc ADR	78,132	262,524
MonotaRO Co Ltd	1,200	32,349
Morinaga & Co Ltd	400	19,287
MS&AD Insurance Group Holdings Inc	14,500	404,132
Murata Manufacturing Co Ltd	6,700	874,572
Nabtesco Corp	5,600	158,651
Nagoya Railroad Co Ltd	25,000	136,041
Nankai Electric Railway Co Ltd	21,000	100,906
NEC Corp	208,000	536,481
Nexon Co Ltd	3,300	51,838
NGK Insulators Ltd	9,300	193,259
NGK Spark Plug Co Ltd	8,800	155,499
NH Foods Ltd	7,000	169,102
NHK Spring Co Ltd	7,700	74,645

	Shares	Value
Nichirei Corp	4,500	$101,068
Nidec Corp	5,500	508,382
Nidec Corp ADR	6,032	138,133
Nifco Inc	2,200	116,877
Nihon Kohden Corp	2,500	60,763
Nihon M&A Center Inc	2,600	80,553
Nikon Corp	12,400	185,185
Nintendo Co Ltd	2,300	615,831
Nippo Corp	3,000	57,047
Nippon Electric Glass Co Ltd	21,000	108,736
Nippon Express Co Ltd	27,000	126,224
Nippon Paint Holdings Co Ltd	2,000	66,926
Nippon Paper Industries Co Ltd	3,900	71,352
Nippon Shinyaku Co Ltd	1,100	59,619
Nippon Shokubai Co Ltd	1,000	62,474
Nippon Steel & Sumitomo Metal Corp	23,563	483,522
Nippon Telegraph & Telephone Corp	14,600	667,745
Nippon Telegraph & Telephone Corp ADR	4,100	187,821
Nippon Yusen KK	96,000	179,744
Nipro Corp	9,300	118,277
Nishi-Nippon Railroad Co Ltd	10,000	48,053
Nissan Chemical Industries Ltd	4,000	121,604
Nissan Motor Co Ltd	102,600	1,006,390
Nisshin Seifun Group Inc	4,840	73,774
Nisshinbo Holdings Inc	4,000	39,682
Nissin Foods Holdings Co Ltd	1,000	60,779
Nitori Holdings Co Ltd	2,100	251,733
Nitto Denko Corp	5,500	357,202
NOK Corp	6,800	148,794
Nomura Holdings Inc	73,700	330,289
Nomura Holdings Inc ADR	19,971	88,871
Nomura Real Estate Holdings Inc	7,900	133,536
Nomura Research Institute Ltd	4,620	159,455
NSK Ltd	27,500	281,951
NTT Data Corp	4,500	224,750
NTT DOCOMO Inc	32,300	820,517
NTT DOCOMO Inc ADR	11,400	289,674
NTT Urban Development Corp	4,100	39,611
Obayashi Corp	18,600	184,489
Obic Co Ltd	1,600	85,198
Odakyu Electric Railway Co Ltd	7,500	167,003
Oji Holdings Corp	53,000	210,067
Olympus Corp	8,800	307,308
Omron Corp	6,900	248,365
Ono Pharmaceutical Co Ltd	9,200	256,868
Oracle Corp Japan	600	33,899
Orient Corp *	20,800	39,815
Oriental Land Co Ltd	6,100	371,476
Osaka Gas Co Ltd	44,000	184,546
Otsuka Corp	2,300	109,242
Otsuka Holdings Co Ltd	9,100	414,802
Panasonic Corp	63,600	636,099
Panasonic Corp ADR	13,000	130,000
Park24 Co Ltd	3,000	97,569
Pigeon Corp	2,500	75,723
Pilot Corp	500	20,870
Pola Orbis Holdings Inc	200	17,903
Rakuten Inc	22,800	297,615
Recruit Holdings Co Ltd	7,800	318,187
Resona Holdings Inc	87,900	369,672
Resorttrust Inc	2,100	42,798
Ricoh Co Ltd	38,100	344,783
Rinnai Corp	1,100	102,403
Rohm Co Ltd	4,300	226,655
Rohto Pharmaceutical Co Ltd	4,000	69,018
Ryohin Keikaku Co Ltd	800	161,567
Sankyo Co Ltd	900	30,748
Santen Pharmaceutical Co Ltd	17,500	258,411
Sanwa Holdings Corp	6,500	62,926
Sapporo Holdings Ltd	3,700	102,570

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Sawai Pharmaceutical Co Ltd	1,500	$106,900
SBI Holdings Inc	12,620	150,738
SCREEN Holdings Co Ltd	1,200	77,361
SCSK Corp	2,100	84,984
Secom Co Ltd	5,400	403,241
Sega Sammy Holdings Inc	6,800	97,002
Seibu Holdings Inc	5,400	89,144
Seiko Epson Corp	15,700	302,310
Seino Holdings Co Ltd	4,800	50,480
Sekisui Chemical Co Ltd	19,400	279,014
Sekisui House Ltd	15,900	270,883
Seven & i Holdings Co Ltd	23,400	1,106,241
Seven Bank Ltd	18,900	60,535
Sharp Corp *	65,000	86,207
Shikoku Electric Power Co Inc	8,700	86,035
Shimadzu Corp	6,000	91,569
Shimamura Co Ltd	500	60,871
Shimano Inc	2,500	371,309
Shimizu Corp	20,000	178,750
Shin-Etsu Chemical Co Ltd	9,800	683,773
Shinsei Bank Ltd	85,000	128,896
Shionogi & Co Ltd	7,700	394,498
Shiseido Co Ltd	11,900	315,180
Showa Shell Sekiyu KK	11,900	110,623
SKY Perfect JSAT Holdings Inc	10,600	52,111
Skylark Co Ltd	4,000	53,906
SMC Corp	1,200	346,479
SoftBank Group Corp	30,200	1,957,219
Sohgo Security Services Co Ltd	1,900	102,111
Sojitz Corp	41,800	107,095
Sompo Japan Nipponkoa Holdings Inc	9,950	294,892
Sony Corp	15,700	520,150
Sony Corp ADR	23,760	789,070
Sony Financial Holdings Inc	8,100	111,551
Sotetsu Holdings Inc	12,000	61,345
Square Enix Holdings Co Ltd	3,800	131,036
Stanley Electric Co Ltd	6,600	178,449
Start Today Co Ltd	5,400	92,916
Sugi Holdings Co Ltd	1,100	59,843
Sumco Corp	7,800	64,180
Sumitomo Chemical Co Ltd	132,000	586,530
Sumitomo Corp	30,800	344,795
Sumitomo Dainippon Pharma Co Ltd	4,800	92,970
Sumitomo Electric Industries Ltd	25,000	353,418
Sumitomo Forestry Co Ltd	8,100	108,408
Sumitomo Heavy Industries Ltd	28,000	138,347
Sumitomo Metal Mining Co Ltd	26,000	359,105
Sumitomo Mitsui Financial Group Inc	35,400	1,195,798
Sumitomo Mitsui Financial Group Inc ADR	12,900	87,075
Sumitomo Mitsui Trust Holdings Inc	10,100	329,983
Sumitomo Realty & Development Co Ltd	9,000	233,287
Sumitomo Rubber Industries Ltd	13,600	205,712
Sundrug Co Ltd	1,000	83,939
Suntory Beverage & Food Ltd	4,600	198,897
Suruga Bank Ltd	4,000	95,879
Suzuken Co Ltd	3,800	125,478
Suzuki Motor Corp	12,000	401,940
Sysmex Corp	4,600	341,290
T&D Holdings Inc	24,000	270,746
Taiheiyo Cement Corp	91,000	261,849
Taisei Corp	32,000	240,072
Taiyo Nippon Sanso Corp	10,000	104,338
Takara Holdings Inc	5,900	55,250
Takashimaya Co Ltd	18,000	147,797
Takeda Pharmaceutical Co Ltd	17,300	829,182
TDK Corp	6,300	422,094
Teijin Ltd	10,200	197,881
Temp Holdings Co Ltd	2,700	47,420
Terumo Corp	8,300	319,265
The Bank of Kyoto Ltd	16,000	117,117

	Shares	Value
The Chiba Bank Ltd	31,000	$176,055
The Chugoku Bank Ltd	7,900	96,365
The Chugoku Electric Power Co Inc	6,800	85,505
The Dai-ichi Life Insurance Co Ltd	28,200	386,890
The Gunma Bank Ltd	16,000	72,685
The Hachijuni Bank Ltd	19,000	98,955
The Hiroshima Bank Ltd	21,000	87,108
The Iyo Bank Ltd	6,100	36,939
The Joyo Bank Ltd * +	28,000	116,302
The Kansai Electric Power Co Inc *	19,000	172,850
The Shizuoka Bank Ltd	20,000	160,240
The Yokohama Rubber Co Ltd	7,100	113,652
THK Co Ltd	5,500	108,186
TIS Inc	3,000	77,874
Tobu Railway Co Ltd	22,000	112,069
Toho Co Ltd	2,100	69,756
Toho Gas Co Ltd	13,000	121,734
Tohoku Electric Power Co Inc	11,300	147,363
Tokio Marine Holdings Inc	18,200	697,970
Tokyo Electric Power Co Holdings Inc *	32,700	141,653
Tokyo Electron Ltd	5,900	521,465
Tokyo Gas Co Ltd	64,000	284,737
Tokyo Tatemono Co Ltd	6,900	83,001
Tokyu Corp	23,000	175,451
Tokyu Fudosan Holdings Corp	28,900	157,162
TonenGeneral Sekiyu KK	11,000	111,550
Toppan Printing Co Ltd	23,000	207,619
Toray Industries Inc	45,000	438,277
Toshiba Corp *	94,000	313,340
Tosoh Corp	39,000	240,381
TOTO Ltd	7,000	264,650
Toyo Seikan Group Holdings Ltd	5,600	99,004
Toyo Suisan Kaisha Ltd	2,000	84,846
Toyoda Gosei Co Ltd	4,500	104,625
Toyota Boshoku Corp	4,600	102,969
Toyota Motor Corp	51,432	2,983,388
Toyota Motor Corp ADR	18,708	2,171,250
Toyota Tsusho Corp	16,400	381,131
Trend Micro Inc	4,600	160,472
Tsuruha Holdings Inc	1,100	127,161
Ube Industries Ltd	64,000	122,399
Unicharm Corp	13,200	342,507
USS Co Ltd	8,500	143,858
Welcia Holdings Co Ltd	800	55,151
West Japan Railway Co	4,400	272,951
Yahoo Japan Corp	55,800	222,576
Yakult Honsha Co Ltd	1,700	76,834
Yamada Denki Co Ltd	29,000	143,842
Yamaguchi Financial Group Inc	10,000	106,592
Yamaha Corp	4,600	148,908
Yamaha Motor Co Ltd	16,100	325,273
Yamato Holdings Co Ltd	10,300	240,089
Yamazaki Baking Co Ltd	5,000	122,945
Yaskawa Electric Corp	10,800	161,535
Yokogawa Electric Corp	12,100	161,194
Zenkoku Hosho Co Ltd	1,800	74,676
Zensho Holdings Co Ltd	600	10,733

		101,854,428

Jordan - 0.1%

Hikma Pharmaceuticals PLC	7,077	184,863

Luxembourg - 0.3%

ArcelorMittal *	37,925	231,280
ArcelorMittal ‘NY’ *	40,955	247,368
Eurofins Scientific SE	184	83,587
L’Occitane International SA	7,500	14,949
Millicom International Cellular SA SDR	3,350	173,568
RTL Group SA *	1,445	120,043

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
SES SA ‘A’ FDR	11,411	$280,196
Tenaris SA	6,200	88,308
Tenaris SA ADR	2,949	83,752

		1,323,051

Macau - 0.0%

MGM China Holdings Ltd	21,200	37,070
Wynn Macau Ltd	68,400	114,174

		151,244

Mexico - 0.0%

Fresnillo PLC	5,039	118,236

Netherlands - 3.3%

Aegon NV	29,578	112,823
Aegon NV ‘NY’	43,292	167,107
Akzo Nobel NV	12,661	856,388
Altice NV ‘A’ *	11,187	200,354
Altice NV ‘B’ *	1,590	28,576
ASML Holding NV	3,752	411,185
ASML Holding NV ‘NY’	5,067	555,242
Boskalis Westminster	3,870	137,736
Gemalto NV (AMS)	2,743	175,742
GrandVision NV ~	1,572	43,659
Heineken NV	6,855	602,562
ING Groep NV	56,497	697,490
ING Groep NV ADR	43,062	531,385
Koninklijke Ahold Delhaize NV	49,584	1,129,322
Koninklijke Ahold Delhaize NV ADR	11,069	250,713
Koninklijke DSM NV	7,394	499,356
Koninklijke KPN NV	178,535	592,332
Koninklijke Philips NV	9,808	290,214
Koninklijke Philips NV ‘NY’	21,092	624,112
Koninklijke Vopak NV	4,331	227,148
NN Group NV	12,755	391,584
Randstad Holding NV	5,170	235,092
Royal Dutch Shell PLC ‘A’	24,947	620,629
Royal Dutch Shell PLC ‘A’ ADR	34,735	1,739,182
Royal Dutch Shell PLC ‘B’	20,324	526,913
Royal Dutch Shell PLC ‘B’ ADR	46,198	2,440,640
Wolters Kluwer NV	15,308	654,435

		14,741,921

New Zealand - 0.2%

Auckland International Airport Ltd	32,298	173,112
Contact Energy Ltd	6,774	24,863
Fisher & Paykel Healthcare Corp Ltd	13,184	96,242
Fletcher Building Ltd (NZX)	32,204	252,204
Mercury NZ Ltd	2,927	6,491
Meridian Energy Ltd	31,288	59,314
Ryman Healthcare Ltd	5,430	38,116
Spark New Zealand Ltd (NZX)	69,177	181,998

		832,340

Norway - 0.7%

Aker ASA ‘A’	303	10,445
Det Norske Oljeselskap ASA *	6,309	100,645
DNB ASA	30,105	395,783
Gjensidige Forsikring ASA	6,612	123,666
Leroy Seafood Group ASA	1,500	75,931
Marine Harvest ASA	12,980	232,836
Norsk Hydro ASA	54,927	237,492
Orkla ASA	14,967	154,987
Salmar ASA	1,238	37,848
Schibsted ASA ‘A’	3,309	97,445
Schibsted ASA ‘B’	1,909	51,221
Statoil ASA	44,114	740,598
Storebrand ASA *	17,962	89,023
Telenor ASA	24,500	421,299

	Shares	Value
TGS Nopec Geophysical Co ASA	6,650	$120,135
Yara International ASA	5,618	187,209

		3,076,563

Portugal - 0.2%

Banco Espirito Santo SA +	61,212	-
EDP - Energias de Portugal SA	95,163	319,367
Galp Energia SGPS SA	17,250	235,667
Jeronimo Martins SGPS SA	9,872	171,098

		726,132

Singapore - 1.1%

CapitaLand Ltd	79,700	188,153
City Developments Ltd	13,800	92,300
ComfortDelGro Corp Ltd	84,531	174,851
DBS Group Holdings Ltd	54,897	622,908
Genting Singapore PLC	129,000	71,288
Global Logistic Properties Ltd	76,000	104,831
Golden Agri-Resources Ltd	342,000	89,422
Great Eastern Holdings Ltd	2,000	29,919
Jardine Cycle & Carriage Ltd	4,422	139,676
Keppel Corp Ltd	78,100	310,839
Olam International Ltd	8,200	12,404
Oversea-Chinese Banking Corp Ltd	79,818	508,692
SATS Ltd	18,300	66,893
Sembcorp Industries Ltd	49,100	93,965
Singapore Airlines Ltd	29,000	224,045
Singapore Exchange Ltd	36,600	199,634
Singapore Press Holdings Ltd	28,000	78,472
Singapore Technologies Engineering Ltd	49,400	117,503
Singapore Telecommunications Ltd	250,100	731,515
StarHub Ltd	25,800	65,146
United Industrial Corp Ltd	9,000	17,964
United Overseas Bank Ltd	36,267	503,161
UOL Group Ltd	14,000	57,868
Wilmar International Ltd	49,000	116,335

		4,617,784

South Africa - 0.1%

Investec PLC	22,504	137,179
Mediclinic International PLC	10,211	122,446
Mondi PLC	11,390	239,303

		498,928

Spain - 2.7%

Abertis Infraestructuras SA	22,218	346,144
ACS Actividades de Construccion y Servicios SA	8,395	253,772
Aena SA ~	2,306	340,388
Amadeus IT Group SA	14,883	742,853
Banco Bilbao Vizcaya Argentaria SA	155,319	939,767
Banco Bilbao Vizcaya Argentaria SA ADR	8,088	48,205
Banco de Sabadell SA	219,428	281,116
Banco Popular Espanol SA	55,243	68,372
Banco Santander SA	426,877	1,893,773
Bankia SA	126,975	104,192
Bankinter SA	24,765	176,204
CaixaBank SA (SIBE)	104,562	264,229
EDP Renovaveis SA	8,119	65,146
Enagas SA	10,982	330,363
Endesa SA	13,734	294,453
Ferrovial SA	17,463	371,835
Gamesa Corp Tecnologica SA	1,546	37,042
Gas Natural SDG SA	14,015	288,121
Grifols SA	7,885	169,963
Iberdrola SA	137,572	935,407
Industria de Diseno Textil SA	32,653	1,210,704
Mapfre SA	66,406	185,792
Red Electrica Corp SA	16,264	350,920
Repsol SA	43,790	594,853

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Repsol SA ADR	6,240	$85,176
Telefonica SA	119,085	1,204,311
Telefonica SA ADR	30,049	302,894
Zardoya Otis SA	188	1,809

		11,887,804

Sweden - 2.6%

AAK AB	373	27,559
Alfa Laval AB	9,271	145,350
Assa Abloy AB ‘B’	30,087	610,996
Atlas Copco AB ‘A’	20,504	617,263
Atlas Copco AB ‘B’	12,561	343,229
Axfood AB	5,116	90,318
BillerudKorsnas AB	8,742	154,692
Boliden AB	15,642	367,660
Bonava AB ‘B’ *	4,516	56,958
Castellum AB	5,349	80,139
Electrolux AB ‘B’	8,835	221,288
Elekta AB ‘B’	7,910	76,585
Fabege AB	1,447	26,381
Fastighets AB Balder ‘B’ *	3,030	80,554
Fingerprint Cards AB ‘B’ *	10,635	124,770
Getinge AB ‘B’	8,914	172,807
Hennes & Mauritz AB ‘B’	29,414	830,228
Hexagon AB ‘B’	6,524	284,913
Hexpol AB	12,170	109,122
Holmen AB ‘B’	1,190	42,390
Hufvudstaden AB ‘A’	6,211	107,616
Husqvarna AB ‘B’	17,510	152,820
ICA Gruppen AB	2,496	82,451
Lundin Petroleum AB *	6,401	117,164
NCC AB ‘B’	4,516	118,343
Nibe Industrier AB ‘B’	12,470	111,024
Nordea Bank AB	77,244	767,070
Saab AB ‘B’	2,961	105,422
Sandvik AB	43,593	479,684
Securitas AB ‘B’	14,287	239,264
Skandinaviska Enskilda Banken AB ‘A’	43,297	435,196
Skanska AB ‘B’	11,694	273,203
SKF AB ‘B’	15,010	259,213
Svenska Cellulosa AB SCA ‘A’	303	9,007
Svenska Cellulosa AB SCA ‘B’	16,686	495,255
Svenska Handelsbanken AB ‘A’	39,153	538,199
Swedbank AB ‘A’	23,208	545,309
Swedish Match AB	5,904	216,628
Tele2 AB ‘B’	14,908	128,687
Telefonaktiebolaget LM Ericsson ‘A’	2,470	17,807
Telefonaktiebolaget LM Ericsson ‘B’	73,146	528,135
Telefonaktiebolaget LM Ericsson ADR	10,502	75,719
Telia Co AB	81,601	365,498
Trelleborg AB ‘B’	10,588	207,394
Volvo AB ‘A’	10,757	122,695
Volvo AB ‘B’	52,008	593,820

		11,555,825

Switzerland - 8.2%

ABB Ltd	44,049	992,775
ABB Ltd ADR	29,541	664,968
Actelion Ltd	3,203	555,829
Adecco Group AG	9,605	541,392
Baloise Holding AG	1,321	159,949
Banque Cantonale Vaudoise	124	81,424
Barry Callebaut AG	88	117,116
Chocoladefabriken Lindt & Spruengli AG	3	204,750
Cie Financiere Richemont SA	15,473	943,661
Clariant AG	15,738	271,318
Coca-Cola HBC AG	9,288	215,774
Credit Suisse Group AG	44,566	585,714
Credit Suisse Group AG ADR	7,553	99,246
Dufry AG *	1,554	194,826

	Shares	Value
EMS-Chemie Holding AG	226	$121,476
Galenica AG	176	187,162
Geberit AG	1,232	540,035
Givaudan SA	337	687,049
Glencore PLC *	393,222	1,076,709
Julius Baer Group Ltd	8,657	352,876
Kuehne + Nagel International AG	1,712	248,799
LafargeHolcim Ltd (XPAR)	5,776	312,100
LafargeHolcim Ltd (XVTX)	13,404	726,029
Lonza Group AG	2,398	458,974
Nestle SA	92,956	7,340,183
Novartis AG	42,320	3,339,907
Novartis AG ADR	15,494	1,223,406
Partners Group Holding AG	459	231,903
Roche Holding AG (XSWX)	754	187,017
Roche Holding AG (XVTX)	21,506	5,344,207
Schindler Holding AG	830	157,209
SGS SA	177	396,617
Sika AG	116	565,164
Sonova Holding AG	2,178	308,832
STMicroelectronics NV	23,873	195,110
STMicroelectronics NV ‘NY’	2,700	22,005
Straumann Holding AG	282	110,319
Swiss Life Holding AG	1,406	364,608
Swiss Re AG	9,236	834,181
Swisscom AG	1,126	535,604
Syngenta AG	1,540	674,432
Syngenta AG ADR	8,248	722,525
The Swatch Group AG	1,485	420,979
The Swatch Group AG - Registered	2,304	128,285
UBS Group AG (NYSE)	49,990	680,864
UBS Group AG (XVTX)	39,086	533,933
Wolseley PLC	9,364	526,654
Zurich Insurance Group AG	4,196	1,082,123

		36,266,018

United Kingdom - 14.9%

Aberdeen Asset Management PLC	43,077	181,821
Admiral Group PLC	7,158	189,981
Anglo American PLC *	55,783	695,658
Ashtead Group PLC	23,838	391,761
Associated British Foods PLC	8,330	280,677
AstraZeneca PLC ADR	74,643	2,452,769
Auto Trader Group PLC ~	24,357	128,044
Aviva PLC	74,994	427,921
Aviva PLC ADR	36,642	421,749
Babcock International Group PLC	20,329	272,165
BAE Systems PLC	117,767	800,022
Barclays PLC	41,798	90,619
Barclays PLC ADR	97,734	849,308
Barratt Developments PLC	40,093	256,677
Berkeley Group Holdings PLC	7,370	246,259
BP PLC ADR	90,633	3,186,656
British American Tobacco PLC	21,380	1,363,531
British American Tobacco PLC ADR	19,556	2,496,323
BT Group PLC	269,180	1,354,330
BT Group PLC ADR	7,614	193,624
Bunzl PLC	10,216	301,254
Burberry Group PLC	20,569	367,039
Capita PLC	18,458	159,896
Centrica PLC	202,709	599,362
CNH Industrial NV	36,279	259,774
Compass Group PLC	52,665	1,019,944
Croda International PLC	5,375	242,543
DCC PLC	3,497	317,725
Diageo PLC ADR	18,390	2,133,976
Direct Line Insurance Group PLC	72,189	341,001
Dixons Carphone PLC	40,603	193,938
DS Smith PLC	42,859	213,259
easyJet PLC	6,918	90,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Fiat Chrysler Automobiles NV	50,258	$319,450
G4S PLC	60,220	177,572
GKN PLC	87,100	361,422
GlaxoSmithKline PLC	1,836	39,104
GlaxoSmithKline PLC ADR	77,385	3,337,615
Halma PLC	19,117	259,549
Hargreaves Lansdown PLC	9,308	153,268
HSBC Holdings PLC	23,471	176,426
HSBC Holdings PLC ADR	105,073	3,951,796
Imperial Brands PLC	29,617	1,524,405
Inchcape PLC	11,684	99,697
Informa PLC	30,450	280,928
Inmarsat PLC	22,399	204,195
InterContinental Hotels Group PLC	2,224	91,662
InterContinental Hotels Group PLC ADR	3,869	161,066
International Consolidated Airlines Group SA	30,860	159,436
Intertek Group PLC	7,354	331,988
ITV PLC	129,377	313,833
J Sainsbury PLC	74,523	237,360
Johnson Matthey PLC	10,498	447,784
Just Eat PLC *	7,168	49,698
Kingfisher PLC	91,929	448,527
Legal & General Group PLC	247,703	701,995
Liberty Global PLC ‘A’ *	512	17,500
Liberty Global PLC ‘C’ *	1,264	41,763
Liberty Global PLC LiLAC ‘A’ *	63	1,738
Liberty Global PLC LiLAC ‘C’ *	157	4,404
Lloyds Banking Group PLC	710,710	502,127
Lloyds Banking Group PLC ADR	152,793	438,516
London Stock Exchange Group PLC	6,199	224,636
Marks & Spencer Group PLC	74,083	317,825
Meggitt PLC	32,514	189,775
Merlin Entertainments PLC ~	34,483	196,302
Micro Focus International PLC	9,056	257,773
National Grid PLC	33,955	479,540
National Grid PLC ADR	13,173	936,732
Next PLC	4,631	286,654
Old Mutual PLC (LI)	168,224	440,954
Pearson PLC	4,231	41,361
Pearson PLC ADR	19,396	189,887
Pennon Group PLC	12,579	145,438
Persimmon PLC	14,548	342,061
Petrofac Ltd	697	8,067
Provident Financial PLC	4,944	194,128
Prudential PLC	10,345	183,382
Prudential PLC ADR	30,678	1,095,511
Randgold Resources Ltd	2,547	255,271
Reckitt Benckiser Group PLC	18,647	1,755,518
RELX NV	36,313	649,523
RELX NV ADR	3,798	67,832
RELX PLC	4,850	91,973
RELX PLC ADR	36,088	691,446
Rentokil Initial PLC	25,369	72,915
Rightmove PLC	3,049	166,829
Rio Tinto Ltd	11,146	443,393
Rio Tinto PLC	309	10,270
Rio Tinto PLC ADR	35,633	1,190,142
Rolls-Royce Holdings PLC	91,186	850,737
Royal Bank of Scotland Group PLC *	16,107	37,289
Royal Bank of Scotland Group PLC ADR *	25,508	118,867
Royal Mail PLC	36,095	229,045
RSA Insurance Group PLC	31,207	220,402
SABMiller PLC	21,166	1,232,908
Schroders PLC	4,696	163,990
Schroders PLC - Non-Voting	1,879	49,309
Severn Trent PLC	8,606	279,246
Sky PLC	29,834	345,779
Sky PLC ADR	1,754	81,465
Smith & Nephew PLC	19,163	309,068

	Shares	Value
Smith & Nephew PLC ADR	8,397	$275,254
Smiths Group PLC	18,058	342,784
SSE PLC	52,998	1,076,161
St James’s Place PLC	21,935	269,253
Standard Chartered PLC *	110,938	902,786
Standard Life PLC	67,268	299,669
Subsea 7 SA *	10,417	112,409
Taylor Wimpey PLC	138,580	276,409
Tesco PLC *	315,182	746,493
The Sage Group PLC	45,219	432,051
Travis Perkins PLC	8,689	173,308
Unilever NV ‘NY’	36,619	1,688,136
Unilever NV CVA	15,780	727,035
Unilever PLC	2,665	126,108
Unilever PLC ADR	38,835	1,840,779
United Utilities Group PLC	16,403	213,054
Vodafone Group PLC	463,758	1,330,022
Vodafone Group PLC ADR	35,218	1,026,605
Whitbread PLC	6,839	347,095
Wm Morrison Supermarkets PLC	94,648	267,253
WPP PLC	16,734	393,343
WPP PLC ADR	4,705	553,873

		65,617,757

United States - 0.6%

Carnival PLC	1,157	56,449
Carnival PLC ADR	4,609	226,210
Mylan NV *	777	29,619
QIAGEN NV (XETR) *	4,796	132,241
Samsonite International SA	57,000	183,786
Shire PLC	11,711	757,270
Shire PLC ADR	3,160	612,598
Tahoe Resources Inc (NYSE)	4,342	55,708
Thomson Reuters Corp (NYSE)	4,579	189,479
Thomson Reuters Corp (TSE)	5,700	235,699
Valeant Pharmaceuticals International Inc (NYSE) *	7,970	195,663
Valeant Pharmaceuticals International Inc (TSE) *	4,900	120,226

		2,794,948

Total Common Stocks (Cost $425,017,267)		435,807,680

TOTAL INVESTMENTS - 99.2% (Cost $428,013,895)		437,910,227

OTHER ASSETS & LIABILITIES, NET - 0.8%		3,329,577

NET ASSETS - 100.0%		$441,239,804

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.0%
Financial	20.6%
Consumer, Cyclical	13.8%
Industrial	13.0%
Basic Materials	8.4%
Communications	7.1%
Energy	6.3%
Utilities	3.7%
Others (each less than 3.0%)	3.3%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Investments with a total aggregate value of $116,302 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,102,547	$-	$2,102,547	$-
	Common Stocks
	Australia	27,450,573	2,364,139	25,086,434	-
	Austria	799,319	-	799,319	-
	Belgium	5,609,677	1,313,969	4,295,708	-
	Bermuda	17,681	17,681	-	-
	Canada	38,530,994	38,530,994	-	-
	Chile	158,652	-	158,652	-
	China	8,922	-	8,922	-
	Denmark	7,568,351	974,620	6,593,731	-
	Finland	4,398,540	101,649	4,296,891	-
	France	36,756,396	555,885	36,200,511	-
	Germany	33,040,687	1,466,800	31,573,887	-
	Hong Kong	12,927,902	249,025	12,678,877	-
	Ireland	3,421,317	1,859,142	1,562,175	-
	Israel	2,263,563	1,055,558	1,208,005	-
	Italy	6,607,264	251,368	6,355,896	-
	Japan	101,854,428	5,453,395	96,284,731	116,302
	Jordan	184,863	-	184,863	-
	Luxembourg	1,323,051	346,069	976,982	-
	Macau	151,244	-	151,244	-
	Mexico	118,236	-	118,236	-
	Netherlands	14,741,921	7,005,871	7,736,050	-
	New Zealand	832,340	-	832,340	-
	Norway	3,076,563	-	3,076,563	-
	Portugal	726,132	-	726,132	-
	Singapore	4,617,784	29,919	4,587,865	-
	South Africa	498,928	-	498,928	-
	Spain	11,887,804	436,275	11,451,529	-
	Sweden	11,555,825	132,677	11,423,148	-
	Switzerland	36,266,018	3,617,764	32,648,254	-
	United Kingdom	65,617,757	29,445,332	36,172,425	-
	United States	2,794,948	1,665,202	1,129,746	-

	Total Common Stocks	435,807,680	96,873,334	338,818,044	116,302

	Total	$437,910,227	$96,873,334	$340,920,591	$116,302

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	$30,511	$-	$30,511	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2016 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity could be shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of September 30, 2016.
±	The security is a perpetual bond and has no definite maturity date.
µ	All or a portion of this senior loan position has not settled. Contract rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of September 30, 2016.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2016.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2016 (Unaudited)

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar-United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX EM	Credit Derivatives Index-Emerging Market
CDX HY	Credit Derivatives Index-High Yield
CDX IG	Credit Derivatives Index-Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iTraxx Asia	International Index-Asia
iTraxx Europe	International Index-Europe

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depository Interest
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedule of Investments under Investments and Risks-Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2016 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2016, the Trust was comprised of fifty-seven separate funds, as presented in the Schedule of Investments (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Mid-Cap Equity Portfolio (1)	Global Absolute Return Portfolio (1)
Diversified Bond Portfolio (1)	Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)
Floating Rate Income Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Floating Rate Loan Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix — Growth Portfolio (2)
High Yield Bond Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Inflation Managed Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Inflation Strategy Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Managed Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Short Duration Bond Portfolio (1)	Emerging Markets Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Emerging Markets Debt Portfolio (1)	International Large-Cap Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Comstock Portfolio (1)	International Small-Cap Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (4)
Dividend Growth Portfolio (1)	International Value Portfolio (1)	PD Aggregate Bond Index Portfolio (4)
Equity Index Portfolio (1)	Health Sciences Portfolio	PD High Yield Bond Market Portfolio (4)
Focused Growth Portfolio	Real Estate Portfolio (1)	PD Large-Cap Growth Index Portfolio (4)
Growth Portfolio (1)	Technology Portfolio	PD Large-Cap Value Index Portfolio (4)
Large-Cap Growth Portfolio (1)	Absolute Return Portfolio (1)	PD Small-Cap Growth Index Portfolio (4)
Large-Cap Value Portfolio (1)	Currency Strategies Portfolio (1)	PD Small-Cap Value Index Portfolio (4)
Long/Short Large-Cap Portfolio (1)	Diversified Alternatives Portfolio	PD Emerging Markets Portfolio (4)
Main Street® Core Portfolio (1)	Equity Long/Short Portfolio (1)	PD International Large-Cap Portfolio (4)

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.
(4)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

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SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Diversified Alternatives Portfolio

The investments of the Diversified Alternatives Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Funds, which are valued at their respective NAVs.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

PSF DFA Balanced Allocation Portfolio

The investments of the PSF DFA Balanced Allocation Portfolio consist of shares of the DFA Underlying Funds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 5).

PACIFIC SELECT FUND

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The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 5).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short- term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors

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such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2016, no participation interest in Senior Loans was held by any Fund.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right

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of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which

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may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

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Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or

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purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

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SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

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SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2016 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENT IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period nine-month ended September 30, 2016 is as follows:

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2016
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$160,141	$60,600	$8,615	($37)	$10,726	$222,815	20,220
Inflation Managed ‘P’	59,774	77,764	4,364	67	5,672	138,913	11,806
Emerging Markets Debt ‘P’	156,467	107,046	17,175	490	37,301	284,129	25,064
Emerging Markets ‘P’	116,366	75,422	9,878	(575)	22,046	203,381	13,484
International Small-Cap ‘P’	120,482	47,621	34,201	850	9,474	144,226	11,717
Real Estate ‘P’	60,725	72,595	5,054	1	4,117	132,384	5,315
Absolute Return ‘P’	221,329	80,015	298,151	(4,083)	890	-	-
Currency Strategies ‘P’	431,390	233,718	36,231	1,555	22,299	652,731	57,180
Equity Long/Short ‘P’	225,857	81,864	14,485	195	16,202	309,633	25,214
Global Absolute Return ‘P’	468,233	226,059	24,838	(120)	29,363	698,697	61,508
Total	$2,020,764	$1,062,704	$452,992	($1,657)	$158,090	$2,786,909

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$41,405,864	$5,487,672	$1,519,756	$22,645	$841,783	$46,238,208	4,496,961
PD Aggregate Bond Index ‘P’	206,695,202	20,979,962	12,861,574	1,005,302	10,703,867	226,522,759	18,504,028
PD High Yield Bond Market ‘P’	27,031,962	6,520,849	1,353,508	57,146	4,378,463	36,634,912	2,616,441
PD Large-Cap Growth Index ‘P’	51,814,775	3,246,094	6,040,570	2,467,958	328,852	51,817,109	1,945,341
PD Large-Cap Value Index ‘P’	60,271,920	4,083,467	2,859,635	1,003,704	4,891,776	67,391,232	2,803,631
PD Small-Cap Growth Index ‘P’	8,910,414	1,683,199	371,323	127,157	758,318	11,107,765	477,158
PD Small-Cap Value Index ‘P’	13,543,761	6,124,312	656,799	117,373	2,702,799	21,831,446	1,047,626
PD Emerging Markets ‘P’	8,983,128	1,072,001	667,574	(74,819)	1,788,613	11,101,349	771,828
PD International Large-Cap ‘P’	40,378,459	6,496,401	1,451,568	98,702	1,919,574	47,441,568	3,051,189
Total	$459,035,485	$55,693,957	$27,782,307	$4,825,168	$28,314,045	$520,086,348

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$107,939,205	$5,533,170	$2,264,933	$38,636	$2,200,891	$113,446,969	11,033,441
PD Aggregate Bond Index ‘P’	523,333,783	22,557,894	22,033,260	1,787,643	27,899,441	553,545,501	45,217,626
PD High Yield Bond Market ‘P’	89,568,545	2,773,422	5,849,471	493,898	12,448,824	99,435,218	7,101,597
PD Large-Cap Growth Index ‘P’	272,533,714	11,848,228	5,949,798	2,939,264	13,301,384	294,672,792	11,062,737
PD Large-Cap Value Index ‘P’	320,828,796	12,447,049	28,232,179	11,070,723	19,149,156	335,263,545	13,947,738
PD Small-Cap Growth Index ‘P’	70,379,092	9,548,412	1,865,028	687,132	5,755,022	84,504,630	3,630,077
PD Small-Cap Value Index ‘P’	87,739,093	23,220,700	2,633,566	778,817	15,443,768	124,548,812	5,976,728
PD Emerging Markets ‘P’	71,721,633	2,257,999	2,191,487	(208,832)	13,030,896	84,610,209	5,882,574
PD International Large-Cap ‘P’	249,799,940	21,030,231	4,653,890	315,596	10,681,199	277,173,076	17,826,297
Total	$1,793,843,801	$111,217,105	$75,673,612	$17,902,877	$119,910,581	$1,967,200,752

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$17,367,534	$709,275	$6,708,165	$141,451	$178,959	$11,689,054	1,136,835
PD Aggregate Bond Index ‘P’	86,877,387	5,055,067	8,271,596	706,614	4,160,425	88,527,897	7,231,603
PD High Yield Bond Market ‘P’	15,509,799	1,655,647	1,012,892	53,142	2,282,607	18,488,303	1,320,422
PD Large-Cap Growth Index ‘P’	109,922,987	6,132,772	6,971,009	3,571,785	2,790,595	115,447,130	4,334,168
PD Large-Cap Value Index ‘P’	125,321,430	5,612,495	14,856,835	6,279,845	5,306,581	127,663,516	5,311,097
PD Small-Cap Growth Index ‘P’	33,730,502	4,853,562	2,965,368	986,677	1,928,774	38,534,147	1,655,317
PD Small-Cap Value Index ‘P’	44,688,630	8,841,549	4,338,463	1,078,016	6,484,930	56,754,662	2,723,488
PD Emerging Markets ‘P’	33,653,876	2,215,840	3,201,596	(424,847)	6,436,452	38,679,725	2,689,231
PD International Large-Cap ‘P’	107,596,822	11,106,404	6,652,295	305,024	4,266,329	116,622,284	7,500,525
Total	$574,668,967	$46,182,611	$54,978,219	$12,697,707	$33,835,652	$612,406,718

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2016
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$53,979,167	$3,398,084	$5,234,660	$23,585	$3,927,283	$56,093,459	5,393,450
Diversified Bond ‘P’	395,389,457	58,703,218	41,317,833	6,819,095	25,111,577	444,705,514	34,824,816
Floating Rate Income ‘P’	58,442,308	5,309,188	6,998,742	434,012	2,810,070	59,996,836	5,444,518
Floating Rate Loan ‘P’	79,068,785	9,995,718	35,552,814	4,265,828	934,216	58,711,733	6,785,519
High Yield Bond ‘P’	104,612,539	10,966,019	40,188,745	6,219,102	5,741,288	87,350,203	10,960,061
Inflation Managed ‘P’	53,760,197	49,472,348	7,460,527	(37,102)	5,142,092	100,877,008	8,573,265
Inflation Strategy ‘P’	43,162,695	4,443,886	9,885,591	(390,406)	2,536,235	39,866,819	3,834,039
Managed Bond ‘P’	261,202,188	61,107,883	26,709,004	2,569,344	12,370,988	310,541,399	22,622,549
Short Duration Bond ‘P’	194,830,563	150,300,622	26,934,801	999,691	4,139,501	323,335,576	32,084,298
Emerging Markets Debt ‘P’	104,585,791	11,703,664	31,753,677	1,080,429	19,531,690	105,147,897	9,275,326
Comstock ‘P’	61,320,859	11,251,193	44,296,711	10,148,851	(8,199,691)	30,224,501	2,177,401
Dividend Growth ‘P’	14,594,833	1,931,145	2,277,591	619,831	827,232	15,695,450	872,057
Equity Index ‘P’	10,394,894	19,585,550	2,650,425	964,479	1,086,799	29,381,297	572,655
Growth ‘P’	16,747,998	1,548,419	9,545,476	2,127,607	(1,826,324)	9,052,224	385,319
Large-Cap Growth ‘P’	25,065,095	2,911,828	7,498,572	2,188,539	(1,642,239)	21,024,651	2,123,082
Large-Cap Value ‘P’	83,219,986	17,188,705	9,921,829	3,378,026	2,063,543	95,928,431	4,851,782
Main Street Core ‘P’	18,775,814	4,532,959	2,499,568	371,682	1,272,214	22,453,101	639,515
Mid-Cap Equity ‘P’	6,283,973	778,811	782,408	178,177	507,471	6,966,024	359,576
Mid-Cap Growth ‘P’	6,264,955	474,424	6,726,409	206,266	(219,236)	-	-
Mid-Cap Value ‘P’	30,830,576	11,144,621	4,366,140	1,535,716	2,421,780	41,566,553	1,861,277
Value Advantage ‘P’	18,726,433	22,957,276	3,745,013	881,500	1,902,763	40,722,959	2,977,349
International Large-Cap ‘P’	73,269,395	7,511,003	28,768,242	6,109,647	(5,513,112)	52,608,691	6,390,263
International Value ‘P’	31,542,746	2,994,202	6,874,343	1,035,579	(1,368,274)	27,329,910	2,401,231
Absolute Return ‘P’	137,381,758	15,733,595	40,121,551	(2,808,418)	(439,041)	109,746,343	11,611,683
Currency Strategies ‘P’	64,272,966	5,176,710	25,907,364	2,749,254	140,759	46,432,325	4,067,492
Equity Long/Short ‘P’	64,821,486	5,243,824	5,765,997	892,371	2,996,409	68,188,093	5,552,641
Global Absolute Return ‘P’	107,632,519	6,585,981	27,819,030	2,299,636	2,025,786	90,724,892	7,986,720
Total	$2,120,179,976	$502,950,876	$461,603,063	$54,862,321	$78,281,779	$2,294,671,889

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$56,382,357	$76,797	$7,294,422	($9,365)	$3,973,455	$53,128,822	5,108,397
Diversified Bond ‘P’	537,078,143	62,933,931	65,369,061	10,635,222	31,774,558	577,052,793	45,188,909
Floating Rate Income ‘P’	75,181,275	157,027	8,675,463	484,034	3,567,693	70,714,566	6,417,117
Floating Rate Loan ‘P’	111,734,706	322,968	33,705,395	3,300,271	3,842,506	85,495,056	9,880,961
High Yield Bond ‘P’	163,518,011	643,407	61,431,937	8,058,939	9,126,782	119,915,202	15,046,077
Inflation Managed ‘P’	56,151,347	30,344,725	6,963,647	(167,139)	5,009,345	84,374,631	7,170,773
Inflation Strategy ‘P’	37,422,542	92,792	4,382,129	(229,302)	2,098,106	35,002,009	3,366,184
Managed Bond ‘P’	358,295,823	38,467,623	40,218,808	3,872,290	15,740,100	376,157,028	27,402,564
Short Duration Bond ‘P’	188,677,179	136,920,569	23,564,639	835,850	3,582,949	306,451,908	30,408,947
Emerging Markets Debt ‘P’	109,562,035	155,257	23,678,589	867,806	19,993,917	106,900,426	9,429,920
Comstock ‘P’	108,070,053	290,231	22,109,443	6,592,612	(909,054)	91,934,399	6,623,038
Dividend Growth ‘P’	36,515,209	9,820,258	4,013,807	1,711,222	2,134,416	46,167,298	2,565,106
Equity Index ‘P’	54,902,293	105,555	8,679,028	720,212	3,094,937	50,143,969	977,329
Growth ‘P’	59,149,749	96,873	7,697,539	2,333,755	(148,551)	53,734,287	2,287,267
Large-Cap Growth ‘P’	92,898,902	143,921	10,775,854	2,802,010	(275,796)	84,793,183	8,562,467
Large-Cap Value ‘P’	164,602,728	12,107,267	11,944,140	4,615,905	4,425,053	173,806,813	8,790,645
Long/Short Large-Cap ‘P’	-	64,289,436	3,757,775	147,113	4,062,872	64,741,646	4,360,635
Main Street Core ‘P’	84,512,656	2,226,025	7,518,401	2,806,569	3,324,263	85,351,112	2,430,993
Mid-Cap Equity ‘P’	36,328,055	84,675	9,967,788	2,271,468	637,017	29,353,427	1,515,182
Mid-Cap Growth ‘P’	36,808,688	111,319	36,620,674	1,055,522	(1,354,855)	-	-
Mid-Cap Value ‘P’	88,921,799	23,145,977	8,835,211	2,693,028	7,187,665	113,113,258	5,065,012
Small-Cap Equity ‘P’	49,530,747	166,026	37,992,961	8,893,300	(5,403,646)	15,193,466	676,085
Small-Cap Growth ‘P’	34,035,564	645,318	10,203,648	(2,328,844)	1,467,743	23,616,133	1,654,194
Small-Cap Index ‘P’	43,218,460	123,051	32,250,311	1,476,040	(1,094,231)	11,473,009	601,161
Small-Cap Value ‘P’	17,273,733	1,002,745	1,791,552	96,449	2,375,889	18,957,264	900,751
Value Advantage ‘P’	91,428,655	21,101,998	8,648,178	2,014,675	5,560,330	111,457,480	8,148,913
Emerging Markets ‘P’	72,983,605	22,257,992	8,001,409	(1,299,670)	13,077,484	99,018,002	6,565,061
International Large-Cap ‘P’	128,879,359	448,001	46,571,508	7,950,044	(7,652,185)	83,053,711	10,088,353
International Small-Cap ‘P’	112,946,621	208,153	21,406,308	5,366,015	490,524	97,605,005	7,929,517
International Value ‘P’	54,761,367	297,899	11,298,977	1,128,909	(1,978,942)	42,910,256	3,770,134
Absolute Return ‘P’	217,058,530	204,545	108,693,623	(6,738,810)	1,992,781	103,823,423	10,985,010
Currency Strategies ‘P’	113,050,607	104,728	14,640,987	1,542,249	4,170,065	104,226,662	9,130,301
Equity Long/Short ‘P’	108,233,239	373,487	7,412,247	1,164,357	5,132,065	107,490,901	8,753,117
Global Absolute Return ‘P’	204,727,801	164,695	68,776,403	5,628,830	1,587,841	143,332,764	12,617,912
Total	$3,704,841,838	$429,635,271	$784,891,862	$80,291,566	$140,613,096	$3,570,489,909

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2016
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$163,077,812	$222,294	$15,467,855	$8,012	$11,713,096	$159,553,359	15,341,237
Diversified Bond ‘P’	1,443,139,300	681,910	230,752,856	38,180,838	67,742,543	1,318,991,735	103,290,026
Floating Rate Income ‘P’	182,367,421	91,164	20,847,395	1,239,351	8,663,001	171,513,542	15,564,296
Floating Rate Loan ‘P’	263,927,339	130,924	59,613,149	5,937,765	11,806,106	222,188,985	25,679,154
High Yield Bond ‘P’	390,067,837	179,592	128,282,997	16,889,295	25,333,745	304,187,472	38,167,205
Inflation Managed ‘P’	168,519,218	91,857,806	18,919,561	(155,316)	14,849,089	256,151,236	21,769,604
Inflation Strategy ‘P’	129,537,221	65,115	14,842,614	(726,477)	7,240,242	121,273,487	11,663,014
Managed Bond ‘P’	942,466,346	467,821	127,251,195	12,727,636	36,414,963	864,825,571	63,001,450
Short Duration Bond ‘P’	327,313,069	384,680,894	44,032,826	1,657,650	7,073,913	676,692,700	67,147,607
Emerging Markets Debt ‘P’	446,862,720	202,326	190,044,688	6,682,311	69,373,975	333,076,644	29,381,419
Comstock ‘P’	377,562,166	321,287	67,902,526	21,887,546	(1,210,396)	330,658,077	23,820,910
Dividend Growth ‘P’	140,882,384	45,661,723	15,879,118	6,737,557	8,468,210	185,870,756	10,327,186
Equity Index ‘P’	192,181,092	109,687,611	24,304,535	2,390,319	19,073,577	299,028,064	5,828,196
Growth ‘P’	233,358,930	139,383	42,714,329	12,741,853	(5,046,928)	198,478,909	8,448,503
Large-Cap Growth ‘P’	363,144,320	299,761	65,761,736	22,005,438	(14,415,482)	305,272,301	30,826,581
Large-Cap Value ‘P’	586,996,082	65,697,587	44,094,739	17,019,589	15,951,789	641,570,308	32,448,766
Long/Short Large-Cap ‘P’	438,434,359	336,482	158,194,952	52,185,622	(45,550,085)	287,211,426	19,344,955
Main Street Core ‘P’	321,270,298	146,685	46,411,016	19,975,238	1,660,290	296,641,495	8,449,021
Mid-Cap Equity ‘P’	191,176,704	73,724,290	23,373,324	4,555,818	21,063,538	267,147,026	13,789,744
Mid-Cap Growth ‘P’	127,129,360	106,429	45,435,878	320,121	4,994,734	87,114,766	7,699,540
Mid-Cap Value ‘P’	313,659,027	164,638,142	41,079,822	12,969,017	28,193,574	478,379,938	21,421,008
Small-Cap Equity ‘P’	199,969,648	146,451	22,638,232	7,146,745	25,280,769	209,905,381	9,340,448
Small-Cap Growth ‘P’	171,135,485	159,444	33,895,956	578,782	(1,996,697)	135,981,058	9,524,803
Small-Cap Index ‘P’	146,811,552	83,413,577	19,413,040	6,032,981	20,927,171	237,772,241	12,458,754
Small-Cap Value ‘P’	61,338,196	52,011,628	10,433,894	2,464,647	12,471,951	117,852,528	5,599,743
Value Advantage ‘P’	382,108,012	85,043,234	34,979,018	8,106,359	23,275,054	463,553,641	33,891,473
Emerging Markets ‘P’	415,012,346	155,503,335	46,013,016	(7,099,334)	78,211,836	595,615,167	39,490,292
International Large-Cap ‘P’	666,173,815	489,379	204,111,793	29,151,962	(25,586,548)	466,116,815	56,618,194
International Small-Cap ‘P’	588,087,283	382,497	174,926,672	44,399,279	(17,655,182)	440,287,205	35,769,323
International Value ‘P’	291,447,840	27,997,492	19,109,338	1,346,934	(2,413,002)	299,269,926	26,294,130
Real Estate ‘P’ (Out of order)	198,735,150	86,254	90,869,013	24,645,363	(10,687,487)	121,910,267	4,894,264
Absolute Return ‘P’	484,374,381	222,429	247,010,039	(15,554,623)	4,721,225	226,753,373	23,991,580
Currency Strategies ‘P’	527,287,990	260,469	70,593,082	7,453,164	19,164,871	483,573,412	42,361,243
Equity Long/Short ‘P’	518,629,643	259,504	51,220,735	7,605,579	21,349,971	496,623,962	40,440,703
Global Absolute Return ‘P’	457,274,558	222,774	103,223,217	8,429,166	9,821,796	372,525,077	32,794,236
Total	$12,851,458,904	$1,345,537,693	$2,553,644,156	$379,936,187	$450,279,222	$12,473,567,850

Portfolio Optimization Growth
Core Income ‘P’	$116,754,042	$-	$23,854,761	$203,879	$7,876,817	$100,979,977	9,709,340
Diversified Bond ‘P’	891,763,173	2,112,270	78,150,080	13,367,094	55,484,496	884,576,953	69,271,076
Floating Rate Income ‘P’	95,267,752	-	78,372,499	2,510,540	752,314	20,158,107	1,829,283
Floating Rate Loan ‘P’	140,047,626	-	125,692,739	3,366,369	2,590,137	20,311,393	2,347,458
High Yield Bond ‘P’	99,369,813	-	36,290,873	(1,405,226)	11,808,912	73,482,626	9,220,059
Inflation Managed ‘P’	45,717,348	25,907,624	5,403,443	80,879	3,942,832	70,245,240	5,969,954
Inflation Strategy ‘P’	34,284,523	-	6,044,709	36,975	1,654,295	29,931,084	2,878,508
Managed Bond ‘P’	593,464,250	7,719,505	52,100,120	5,412,983	26,727,961	581,224,579	42,341,476
Short Duration Bond ‘P’	-	177,873,165	3,946,561	4,681	420,513	174,351,798	17,300,772
Emerging Markets Debt ‘P’	165,797,845	-	115,416,835	33,580	23,804,211	74,218,801	6,547,003
Comstock ‘P’	344,158,302	-	77,399,986	22,897,327	(5,775,968)	283,879,675	20,450,951
Dividend Growth ‘P’	145,219,881	32,412,123	18,037,037	7,490,905	6,970,552	174,056,424	9,670,768
Equity Index ‘P’	213,084,685	41,507,868	25,852,130	2,141,741	15,818,823	246,700,987	4,808,317
Growth ‘P’	280,578,020	-	54,638,794	16,222,753	(7,272,255)	234,889,724	9,998,375
Large-Cap Growth ‘P’	420,030,857	-	100,726,538	33,372,953	(27,164,570)	325,512,702	32,870,469
Large-Cap Value ‘P’	554,566,628	45,243,528	48,557,023	18,022,913	11,830,384	581,106,430	29,390,678
Long/Short Large-Cap ‘P’	562,988,216	-	256,827,457	74,533,564	(70,666,979)	310,027,344	20,881,707
Main Street Core ‘P’	334,764,858	-	88,033,879	37,272,956	(17,637,035)	266,366,900	7,586,732
Mid-Cap Equity ‘P’	244,870,154	106,926,061	39,888,864	7,193,989	25,560,896	344,662,236	17,790,967
Mid-Cap Growth ‘P’	128,799,999	-	42,339,953	7,333,939	(1,805,337)	91,988,648	8,130,312
Mid-Cap Value ‘P’	400,382,241	255,458,323	65,662,144	19,268,591	34,879,043	644,326,054	28,851,782
Small-Cap Equity ‘P’	202,277,296	-	39,089,810	11,620,473	18,695,407	193,503,366	8,610,585
Small-Cap Growth ‘P’	152,667,036	-	19,688,018	764,461	4,086	133,747,565	9,368,358
Small-Cap Index ‘P’	152,411,480	197,346,566	34,968,323	10,694,209	31,733,864	357,217,796	18,717,444
Small-Cap Value ‘P’	126,707,443	67,567,597	25,520,705	862,776	23,518,867	193,135,978	9,176,823
Value Advantage ‘P’	393,030,350	74,560,306	42,057,231	9,207,021	21,220,857	455,961,303	33,336,380
Emerging Markets ‘P’	452,418,265	260,002,406	71,402,708	(12,032,637)	99,559,504	728,544,830	48,303,753
International Large-Cap ‘P’	682,018,454	48,624,151	59,563,025	8,056,222	7,165,509	686,301,311	83,363,525
International Small-Cap ‘P’	619,036,014	-	179,971,315	45,739,859	(17,251,943)	467,552,615	37,984,389
International Value ‘P’	292,081,912	64,489,924	26,826,963	2,741,346	(2,335,392)	330,150,827	29,007,354
Real Estate ‘P’(Out of Order)	217,472,044	-	36,114,180	9,667,975	8,825,756	199,851,595	8,023,332
Absolute Return ‘P’	337,729,397	-	275,146,310	(17,333,148)	9,292,522	54,542,461	5,770,851
Currency Strategies ‘P’	486,107,180	-	110,318,836	11,795,249	11,950,755	399,534,348	34,999,384
Equity Long/Short ‘P’	535,320,586	-	152,439,064	22,943,135	2,768,409	408,593,066	33,272,238
Global Absolute Return ‘P’	299,538,985	-	105,619,014	8,714,421	1,694,474	204,328,866	17,987,538
Total	$10,760,726,655	$1,407,751,417	$2,521,961,927	$382,804,747	$316,642,717	$10,345,963,609

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2016
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$104,646,815	$10,421,649	$10,047,753	$1,224,015	$7,174,767	$113,419,493	8,881,862
Managed Bond ‘P’	69,595,045	43,718	10,921,498	691,553	2,934,817	62,343,635	4,541,655
Comstock ‘P’	79,927,070	185,907	20,393,141	6,025,177	(2,230,419)	63,514,594	4,575,649
Dividend Growth ‘P’	34,980,800	7,530,275	4,115,430	1,711,607	1,770,887	41,878,139	2,326,796
Equity Index ‘P’	46,465,081	10,144,709	5,249,452	464,866	3,579,044	55,404,248	1,079,855
Growth ‘P’	68,246,552	25,615	17,280,038	5,112,752	(3,186,712)	52,918,169	2,252,528
Large-Cap Growth ‘P’	93,943,277	31,772	20,863,633	7,579,851	(6,036,294)	74,654,973	7,538,704
Large-Cap Value ‘P’	127,554,331	10,001,632	11,047,026	4,248,098	2,648,489	133,405,524	6,747,265
Long/Short Large-Cap ‘P’	144,582,085	31,108	76,015,008	23,545,714	(23,116,811)	69,027,088	4,649,278
Main Street Core ‘P’	69,891,803	28,657	16,833,531	7,141,994	(2,926,269)	57,302,654	1,632,109
Mid-Cap Equity ‘P’	65,254,547	20,566,649	8,918,106	1,678,268	6,495,458	85,076,816	4,391,542
Mid-Cap Growth ‘P’	34,928,140	10,234	12,145,978	2,052,733	(593,918)	24,251,211	2,143,416
Mid-Cap Value ‘P’	114,880,864	43,495,719	12,834,585	3,899,998	9,852,359	159,294,355	7,132,920
Small-Cap Equity ‘P’	81,202,851	343,200	27,722,287	8,100,580	2,602,125	64,526,469	2,871,323
Small-Cap Growth ‘P’	41,942,802	697,828	10,919,726	1,446,754	(2,109,584)	31,058,074	2,175,465
Small-Cap Index ‘P’	52,146,243	27,577,390	7,740,565	2,652,118	6,581,283	81,216,469	4,255,568
Small-Cap Value ‘P’	55,978,049	11,284,687	6,996,867	2,112,051	6,939,631	69,317,551	3,293,612
Value Advantage ‘P’	92,481,987	13,633,764	8,368,695	1,902,753	5,173,109	104,822,918	7,663,845
Emerging Markets ‘P’	153,448,975	49,617,514	18,605,682	(2,891,613)	28,113,693	209,682,887	13,902,330
International Large-Cap ‘P’	197,750,144	63,074	18,474,980	2,511,393	1,008,776	182,858,407	22,211,412
International Small-Cap ‘P’	178,074,535	85,672	60,722,851	15,265,014	(7,887,559)	124,814,811	10,140,066
International Value ‘P’	92,137,366	5,301,164	6,195,973	(9,668)	(517,700)	90,715,189	7,970,320
Real Estate ‘P’(Out of order)	59,272,490	8,005,223	8,405,848	2,219,415	3,153,208	64,244,488	2,579,188
Absolute Return ‘P’	16,264,844	1,812	15,698,758	(1,167,755)	599,857	-	-
Currency Strategies ‘P’	95,133,762	56,834	14,257,807	1,513,131	3,264,463	85,710,383	7,508,267
Equity Long/Short ‘P’	94,577,080	55,391	12,108,547	1,778,589	3,350,944	87,653,457	7,137,729
Global Absolute Return ‘P’	47,615,623	27,696	5,904,749	470,049	1,624,930	43,833,549	3,858,768
Total	$2,312,923,161	$219,268,893	$448,788,514	$101,279,437	$48,262,574	$2,232,945,551

As of September 30, 2016, Pacific Life Insurance Company owned the following percentages of the total shares outstanding of each of the following Funds:

Portfolio	Ownership Percentage
Diversified Alternatives	76.49%
PSF DFA Balanced Allocation	21.63%

6. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the Fund.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the Fund’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Fund’s net assets (see Note 3 — Borrowings and Other Financing Transactions).

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The Fund’s manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the Fund’s manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the Fund’s manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

7. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% (0.20% prior to August 26, 2016) per annum on the daily unused

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

portion of the committed line up to a maximum of $187,500 ($150,000 prior to August 26, 2016) based on the current rate for all applicable Funds of the Trust. As of September 30, 2016, the actual interest rate on borrowing by the Trust was 1.78%. The committed line of credit will expire on August 25, 2017, unless renewed and applies to all Funds except the Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, PSF DFA Balanced Allocation, PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by the Trust are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

As of September 30, 2016, PF Emerging Markets and PD International Large-Cap Portfolios had loans outstanding in the amount of $22,290 and $30,511, respectively. No other Fund had a loan outstanding in connection with this line of credit as of September 30, 2016.

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2016, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $282,312 and $1,252,149 respectively (see details in the Notes to Schedules of Investments).

9. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of September 30, 2016, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Core Income	$364,655,594	$10,170,230	($909,118)	$9,261,112
Diversified Bond	3,643,444,483	112,198,249	(64,080,635)	48,117,614
Floating Rate Income	368,554,418	4,393,138	(707,022)	3,686,116
Floating Rate Loan	529,495,479	7,040,595	(12,251,390)	(5,210,795)
High Yield Bond	894,086,855	34,709,076	(27,073,087)	7,635,989
Inflation Managed	1,565,086,774	-	(23,089,822)	(23,089,822)
Inflation Strategy	240,665,757	2,079,610	(85,167)	1,994,443
Managed Bond	4,722,357,226	79,026,159	(26,496,885)	52,529,274
Short Duration Bond	1,916,860,502	9,086,172	(868,833)	8,217,339
Emerging Markets Debt	600,105,290	35,336,452	(7,044,003)	28,292,449
Comstock	932,074,283	164,967,242	(46,573,653)	118,393,589
Dividend Growth	663,973,293	155,943,439	(4,651,492)	151,291,947
Equity Index	1,665,079,615	597,063,884	(34,554,332)	562,509,552
Focused Growth	120,281,403	26,938,121	(1,132,637)	25,805,484
Growth	814,176,758	210,543,894	(11,916,355)	198,627,539
Large-Cap Growth	822,976,019	175,415,041	(5,516,666)	169,898,375
Large-Cap Value	1,551,431,105	491,426,756	(56,273,327)	435,153,429
Long/Short Large-Cap	988,972,814	56,785,758	(23,380,070)	33,405,688
Main Street Core	1,137,141,162	181,381,352	(29,157,118)	152,224,234
Mid-Cap Equity	961,999,009	96,080,508	(12,682,790)	83,397,718
Mid-Cap Growth	432,445,919	59,732,643	(45,968,213)	13,764,430
Mid-Cap Value	1,441,644,393	116,057,487	(24,888,018)	91,169,469
Small-Cap Equity	490,587,343	99,566,421	(32,176,114)	67,390,307
Small-Cap Growth	391,997,776	61,807,832	(5,255,876)	56,551,956
Small-Cap Index	986,228,786	202,646,552	(75,089,381)	127,557,171
Small-Cap Value	549,868,622	71,721,534	(15,368,380)	56,353,154
Value Advantage	1,085,772,185	136,662,247	(26,265,931)	110,396,316
Emerging Markets	1,879,590,800	235,550,594	(135,029,693)	100,520,901
International Large-Cap	2,011,978,136	150,491,652	(152,306,014)	(1,814,362)
International Small-Cap	1,076,894,610	190,632,424	(61,404,523)	129,227,901
International Value	1,084,350,000	49,502,492	(54,250,753)	(4,748,261)
Health Sciences	323,238,378	35,833,942	(18,065,125)	17,768,817
Real Estate	615,468,323	113,239,804	(11,732,699)	101,507,105
Technology	87,831,542	16,237,354	(11,464,607)	4,772,747
Absolute Return	467,769,349	11,385,701	(2,668,845)	8,716,856
Currency Strategies	1,138,759,837	3,142,700	(13,906,245)	(10,763,545)
Diversified Alternatives	2,630,325	156,584	-	156,584
Equity Long/Short	1,001,867,785	75,364	-	75,364
Global Absolute Return	807,458,131	37,541,151	(18,427,044)	19,114,107
Pacific Dynamix – Conservative Growth	448,731,056	71,355,292	-	71,355,292
Pacific Dynamix – Moderate Growth	1,664,304,449	302,896,303	-	302,896,303
Pacific Dynamix – Growth	503,069,479	109,337,239	-	109,337,239
Portfolio Optimization Conservative	2,102,446,187	198,575,047	(6,349,345)	192,225,702
Portfolio Optimization Moderate-Conservative	3,108,899,844	474,745,668	(13,155,603)	461,590,065

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Portfolio Optimization Moderate	$10,638,943,966	$1,850,728,993	($16,105,109)	$1,834,623,884
Portfolio Optimization Growth	8,690,012,079	1,659,384,495	(3,432,965)	1,655,951,530
Portfolio Optimization Aggressive-Growth	1,872,390,034	360,555,517	-	360,555,517
PSF DFA Balanced Allocation	23,560,852	490,699	(315)	490,384
PD 1-3 Year Corporate Bond	174,945,268	765,702	(83,743)	681,959
PD Aggregate Bond Index	856,926,682	33,816,171	(764,922)	33,051,249
PD High Yield Bond Market	151,563,763	6,404,037	(4,409,098)	1,994,939
PD Large-Cap Growth Index	343,717,811	125,177,529	(7,226,108)	117,951,421
PD Large-Cap Value Index	474,898,421	72,913,871	(18,181,653)	54,732,218
PD Small-Cap Growth Index	117,610,485	23,433,990	(7,021,003)	16,412,987
PD Small-Cap Value Index	188,629,592	27,751,655	(13,309,980)	14,441,675
PD Emerging Markets	133,535,042	17,376,298	(16,842,703)	533,595
PD International Large-Cap	428,114,296	55,436,749	(45,640,818)	9,795,931

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 28, 2016

By:	/s/ Eddie D. Tung
Eddie D. Tung Treasurer (Principal Financial and Accounting Officer)

Date:	November 28, 2016